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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7651

Voya Variable Portfolios, Inc. (formerly ING Variable Portfolios, Inc.)
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd. Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 E. Lombard Street, Baltimore, MD 21201
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2014 to June 30, 2014

ITEM 1.          REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2014

Classes ADV, I, S and S2

Voya Variable Product Funds

■	Voya Balanced Portfolio (formerly, ING Balanced Portfolio)
■	Voya Global Value Advantage Portfolio (formerly, ING Global Value Advantage Portfolio)
■	Voya Growth and Income Portfolio (formerly, ING Growth and Income Portfolio)
■	Voya Intermediate Bond Portfolio (formerly, ING Intermediate Bond Portfolio)
■	Voya Money Market Portfolio (formerly, ING Money Market Portfolio)
■	Voya Small Company Portfolio (formerly, ING Small Company Portfolio)

     E-Delivery Sign-up – details inside

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Luck and Skill

Dear Shareholder,

Earlier this month many of us were caught up in the excitement of the World Cup, soccer’s premier tournament. They say that soccer teaches you about life, and that is certainly true in at least one respect: the big part that luck can play in the outcome. During the World Cup, a New York Times article examined the role of luck in soccer matches, noting that the game’s combination of low scores, fluke goals and numerous ties makes it the least predictable of the major sports.1 A survey of the research literature concluded that the outcome of a soccer match was about half skill and half luck.

What does this have to do with investing? Many investors tend to overlook the part luck plays in their investment results, giving themselves too much credit for skill. This is especially true in a bull market, when the market’s upward trend may disguise the effect of discretionary investment decisions. In assessing their performance, professional investors distinguish alpha — the return component due to manager skill — from beta — the return component due to market moves. While investors may benefit from both alpha and beta, the existence of beta reminds us that it isn’t all under our own control. We should take our successes with a touch of humility, mindful of the assist our skills have gotten from good fortune.

But if good fortune can be random, so can bad fortune. How do you set your course to allow for the unpredictable effects of good or ill winds? In our view, the best way is to minimize the opportunities for randomness to enter the picture — keep your portfolio fully invested and well diversified, and avoid the temptation to time the market. Keep your focus on your long-term goals and promptly inform your financial advisor should these goals change. Before taking action, thoroughly discuss any contemplated portfolio changes with your advisor.

On May 1, 2014, ING U.S. Investment Management changed its name to Voya Investment Management. Our new name reminds us that a secure financial future is about more than just reaching a destination — it’s about positive experiences along the way. It’s also about continuity: there will be no changes in terms of investment processes or the services we provide to you, our clients. As part of the transition to our new name, we are building upon our commitment to be a reliable partner committed to reliable investing.

We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews

Executive Vice President

Voya Family of Funds

July 28, 2014

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

1 “Soccer, a Beautiful Game of Chance,” by John Tierney, New York Times, July 7, 2014.

1

Market Perspective: Six Months Ended June 30, 2014

Global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends ended 2013 at a record high. Investor sentiment had evidently reconciled itself to the tapering of the U.S. Federal Reserve Board’s (“Fed’s”) $85 billion of monthly Treasury and mortgage-backed securities purchases. The Fed’s December 18 announcement of a reduction in purchases to $75 billion per month with more to come was taken in stride. There was still plenty to worry about however, and in the first month of 2014 the Index slumped before recovering to end up 5.48% for the first half of the fiscal year. (The Index returned 6.18% for the six-months ended June 30, 2014, measured in U.S. dollars.)

It did not take long for worries about a flagging U.S. economy to resurface. A disappointingly weak employment report on January 10 showed only 74,000 jobs created in December, the lowest in nearly three years. A decline in the unemployment rate to 6.7% was partly due to large numbers of unemployed people leaving the workforce, while the labor participation rate equaled the lowest since March of 1978.

A cold and snowy winter was thought to be depressing hiring and other key statistics like durable goods orders and home sales. Nonetheless, in late January, Fed Chairman Bernanke, in an official capacity for the last time, announced a further $10 billion reduction in monthly purchases. Global equities markets were falling.

The Index reached its low point on February 3, down almost exactly 5% in 2014. Yet it took only 18 days to erase the loss and reclaim a small gain despite new political turmoil that flared in Eastern Europe as Russia annexed Crimea after the president of Ukraine was deposed.

It was not as if the news suddenly improved; it remained mostly poor into March. What was becoming clear, however was that it was indeed weather-related and could therefore be expected to be temporary. The Fed confirmed as much on February 14. The same week new Fed Chair Janet Yellen stressed the “continuity” of accommodative monetary policy and later confirmed that such a policy would remain in place for “some time.”

The April, May and June employment reports were significantly better, showing a monthly average of 234,000 jobs created. Retail sales, industrial production and home sales all rebounded strongly, although the pace of home price increases was moderating. Purchasing managers’ activity indices were on the rise. The Fed continued to taper without hesitation and by the end of June the pace of bond purchases had fallen to $35 billion per month.

The main outlier was gross domestic product (“GDP”). First quarter GDP growth was initially announced on April 30 as a scant 0.1% annualized. One month later it was revised down to a fall of 1.0%. And on June 25 it was further revised down to 2.9%, the worst since the first quarter of 2009. But such was the state of sentiment that markets seemed to shrug it off as the encapsulation of a weather-driven anomaly, now fading into memory.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds added

3.93% in the six months through June. The Barclays Long Term U.S. Treasury sub-index, having dropped 12.66% in the previous fiscal year, bounced back to soar 12.14%. The over-all Barclay’s U.S. Treasury Bond sub-index only returned 2.72%: evidence of a flattening Treasury yield curve. The Barclays U.S. Corporate Investment Grade Bond sub-index gained 5.68% and interestingly did a little better than the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) which added 5.46%.

U.S. equities, represented by the S&P 500® Index including dividends, advanced 7.14% in the first half of the fiscal year, closing just off an all-time high. This represented the sixth straight calendar quarter of positive returns, a sequence not seen since 1998. Utilities was the best performing sector with a gain of 18.65%, followed at some distance by energy, 12.98%. The worst were consumer discretionary which managed only 0.60% and industrials 4.00%. Record operating earnings per share for S&P 500® companies in the fourth quarter of 2013, supported by low interest rates and slow wage growth, slipped by just about 3% in the next quarter.

In currencies, the dollar edged up only 0.37% against the euro over the six months, despite the political trouble in Ukraine and European Central Bank President Draghi’s embrace of the idea of quantitative easing for the euro zone. The dollar lost 3.21% to the pound as the UK’s strong recovery story remained largely intact. The dollar fell 3.78% against the yen, with the effectiveness of the Bank of Japan’s own quantitative easing as a means of weakening the currency increasingly in doubt.

In international markets, the MSCI Japan® Index lost 2.96% for the fiscal half year, (despite a 4.8% bounce in June). The government’s fiscal and monetary stimulus seemed to be fading, while Prime Minister Abe’s reform-based “third arrow” of economic policy was criticized as lacking definition. The MSCI Europe ex UK® Index gained 6.37%, with strength in banks, pharmaceuticals, utilities and the peripheral markets of Italy and Spain. The euro zone reported its fourth straight quarter of GDP growth; the total however amounted to less than 1%, while unemployment was still stubbornly high at 11.6%. The MSCI UK® Index rose a rather disappointing 1.88%. Stocks were held back by lagging banks, miners and telecoms. GDP in the first quarter of 2014 grew by 3.1% from a year earlier, while unemployment continued to fall, but concerns persisted about a housing price bubble and overstretched consumers.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

Benchmark Descriptions

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays Long Term U.S. Treasury Index	The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

3

Shareholder Expense Examples (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2014*	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2014*
Voya Balanced Portfolio
Class I	$1,000.00	$1,054.20	0.64%	$3.26	$1,000.00	$1,021.62	0.64%	$3.21
Class S	1,000.00	1,053.30	0.89	4.53	1,000.00	1,020.38	0.89	4.46
Voya Global Value Advantage Portfolio
Class ADV	1,000.00	1,064.90	1.14	5.84	1,000.00	1,019.14	1.14	5.71
Class S	1,000.00	1,067.00	0.89	4.56	1,000.00	1,020.38	0.89	4.46
Voya Growth and Income Portfolio
Class ADV	1,000.00	1,066.60	1.04	5.33	1,000.00	1,019.64	1.04	5.21
Class I	1,000.00	1,069.20	0.59	3.03	1,000.00	1,021.87	0.59	2.96
Class S	1,000.00	1,067.60	0.84	4.31	1,000.00	1,020.63	0.84	4.21
Class S2	1,000.00	1,066.70	0.99	5.07	1,000.00	1,019.89	0.99	4.96
Voya Intermediate Bond Portfolio
Class ADV	1,000.00	1,048.10	0.97	4.93	1,000.00	1,019.98	0.97	4.86
Class I	1,000.00	1,050.20	0.47	2.39	1,000.00	1,022.46	0.47	2.36
Class S	1,000.00	1,048.80	0.72	3.66	1,000.00	1,021.22	0.72	3.61
Class S2	1,000.00	1,047.20	0.87	4.42	1,000.00	1,020.48	0.87	4.36
Voya Money Market Portfolio
Class I	1,000.00	1,000.20	0.19	0.94	1,000.00	1,023.85	0.19	0.95
Class S	1,000.00	1,000.20	0.19	0.94	1,000.00	1,023.85	0.19	0.95
Voya Small Company Portfolio
Class ADV	1,000.00	1,034.60	1.34	6.76	1,000.00	1,018.15	1.34	6.71
Class I	1,000.00	1,037.00	0.84	4.24	1,000.00	1,020.63	0.84	4.21
Class S	1,000.00	1,035.60	1.09	5.50	1,000.00	1,019.39	1.09	5.46
Class S2	1,000.00	1,034.80	1.24	6.26	1,000.00	1,018.65	1.24	6.21

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2014 (Unaudited)

	Voya Balanced Portfolio	Voya Global Value Advantage Portfolio	Voya Growth and Income Portfolio
ASSETS:
Investments in securities at fair value+*	$517,913,737	$177,125,437	$4,402,682,830
Short-term investments at fair value**	19,779,748	12,470,568	145,510,186
Total investments at fair value	$537,693,485	$189,596,005	$4,548,193,016
Cash	24,822,607	360	74,696
Cash collateral for futures	2,687,041	258,560	1,998,699
Cash pledged for centrally cleared swaps (Note 2)	215,000	—	—
Foreign currencies at value***	—	224,145	—
Foreign cash collateral for futures****	43,492	—	—
Receivables:
Investment securities sold	22,461,156	110,116	—
Investment securities sold on a delayed-delivery or when-issued basis	3,488,969	—	—
Fund shares sold	22,516	—	164,761
Dividends	477,384	476,779	8,297,798
Interest	911,731	—	—
Foreign tax reclaims	161,969	328,156	50,837
Unrealized appreciation on forward foreign currency contracts	618,247	—	—
Unrealized appreciation on OTC swap agreements	13,841	—	—
Variation margin receivable on centrally cleared swaps	377,616	—	—
Prepaid expenses	2,291	688	18,522
Other assets	127,701	9,057	528,106
Total assets	594,125,046	191,003,866	4,559,326,435

LIABILITIES:
Payable for investment securities purchased	16,411,883	2,782,733	49,442,241
Payable for investment securities purchased on a delayed-delivery or when-issued basis	27,072,803	—	—
Payable for fund shares redeemed	78,983	53,223	4,265,477
Payable upon receipt of securities loaned	4,829,061	2,758,568	—
Unrealized depreciation on forward foreign currency contracts	879,416	—	—
Upfront payments received on OTC swap agreements	121,778	—	—
Unrealized depreciation on OTC swap agreements	50,784	—	—
Variation margin payable on centrally cleared swaps	387,805	—	—
Payable for investment management fees	223,485	70,023	1,845,171
Payable for administrative fees	24,583	15,222	202,963
Payable for distribution and shareholder service fees	1,122	38,337	701,486
Payable to custodian due to foreign currency overdraft*****	88,074	—	—
Payable for directors fees	2,691	889	22,070
Payable to directors under the deferred compensation plan (Note 6)	127,701	9,057	528,106
Other accrued expenses and liabilities	166,201	79,624	487,535
Written options, at fair value^	308,395	—	—
Total liabilities	50,774,765	5,807,676	57,495,049
NET ASSETS	$543,350,281	$185,196,190	$4,501,831,386

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$530,634,853	$188,204,687	$3,174,473,654
Undistributed net investment income	6,424,993	2,637,165	41,312,373
Accumulated net realized gain (loss)	(41,184,689)	(22,931,744)	273,026,521
Net unrealized appreciation	47,475,124	17,286,082	1,013,018,838
NET ASSETS	$543,350,281	$185,196,190	$4,501,831,386

+ Including securities loaned at value	$4,681,746	$2,702,528	$—
* Cost of investments in securities	$470,325,072	$159,893,370	$3,390,219,983
** Cost of short-term investments	$19,779,748	$12,470,568	$145,510,186
*** Cost of foreign currencies	$—	$224,011	$—
**** Cost of foreign cash collateral for futures	$43,492	$—	$—
***** Cost of foreign currency overdraft	$91,005	$—	$—
^ Premiums received on written options	$234,309	$—	$—

See Accompanying Notes to Financial Statements

5

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2014 (Unaudited) (continued)

	Voya Balanced Portfolio	Voya Global Value Advantage Portfolio	Voya Growth and Income Portfolio
Class ADV
Net assets	n/a	$1,363,993	$1,424,368,205
Shares authorized	n/a	100,000,000	unlimited
Par value	n/a	$0.001	$1.000
Shares outstanding	n/a	147,141	42,583,093
Net asset value and redemption price per share	n/a	$9.27	$33.45

Class I
Net assets	$537,973,271	n/a	$2,226,351,617
Shares authorized	500,000,000	n/a	unlimited
Par value	$0.001	n/a	$1.000
Shares outstanding	37,021,792	n/a	65,760,132
Net asset value and redemption price per share	$14.53	n/a	$33.86

Class S
Net assets	$5,377,010	$183,832,197	$849,809,957
Shares authorized	500,000,000	100,000,000	unlimited
Par value	$0.001	$0.001	$1.000
Shares outstanding	371,950	19,649,330	25,364,427
Net asset value and redemption price per share	$14.46	$9.36	$33.50

Class S2
Net assets	n/a	n/a	$1,301,607
Shares authorized	n/a	n/a	unlimited
Par value	n/a	n/a	$1.000
Shares outstanding	n/a	n/a	39,294
Net asset value and redemption price per share	n/a	n/a	$33.12

See Accompanying Notes to Financial Statements

6

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2014 (Unaudited)

	Voya Intermediate Bond Portfolio	Voya Money Market Portfolio	Voya Small Company Portfolio
ASSETS:
Investments in securities at fair value+*	$5,293,406,725	$—	$693,897,684
Investments in affiliates at fair value**	446,842,069	—	—
Short-term investments at fair value***	48,274,508	—	25,722,455
Total investments at fair value	$5,788,523,302	$—	$719,620,139
Short-term investments at amortized cost	32,612,852	687,012,299	—
Cash	12,031,378	—	235,493
Cash collateral for futures	6,812,785	—	—
Cash pledged as collateral for OTC derivatives (Note 2)	10,836,000	—	—
Cash pledged as collateral for delayed-delivery or when-issued securities (Note 2)	240,000	—	—
Receivables:
Investment securities sold	923,963,365	42,499,284	3,554,673
Investment securities sold on a delayed-delivery or when-issued basis	31,522,715	—	—
Fund shares sold	3,963,475	1,620,915	3,440,641
Dividends	—	84	637,935
Interest	25,198,244	317,740	—
Foreign tax reclaims	—	—	12,824
Unrealized appreciation on forward foreign currency contracts	321,562	—	—
Prepaid expenses	7,886	4,849	2,964
Other assets	330,308	194,306	51,514
Total assets	6,836,363,872	731,649,477	727,556,183

LIABILITIES:
Payable for investment securities purchased	374,497,284	37,734,601	4,028,874
Payable for investment securities purchased on a delayed-delivery or when-issued basis	1,574,103,736	—	—
Payable for fund shares redeemed	353,782	16,741	2,827,254
Payable upon receipt of securities loaned	36,681,551	—	15,690,455
Unrealized depreciation on forward foreign currency contracts	707,556	—	—
Upfront payments received on OTC swap agreements	6,765,635	—	—
Unrealized depreciation on OTC swap agreements	2,780,501	—	—
Cash received as collateral for OTC derivatives (Note 2)	1,330,000	—	—
Cash received as collateral for delayed-delivery or when-issued securities (Note 2)	2,705,999	—	—
Payable for investment management fees	1,568,842	143,800	428,673
Payable for administrative fees	217,545	31,635	31,435
Payable for distribution and shareholder service fees	835,303	12	26,817
Payable to custodian due to bank overdraft	—	2,115	—
Payable for directors fees	17,934	3,634	3,453
Payable to directors under the deferred compensation plan (Note 6)	330,308	194,306	51,514
Other accrued expenses and liabilities	520,362	34,755	72,825
Written options, at fair value^	11,708,082	—	—
Total liabilities	2,015,124,420	38,161,599	23,161,300
NET ASSETS	$4,821,239,452	$693,487,878	$704,394,883

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$4,831,445,104	$693,594,559	$503,141,322
Undistributed (distributions in excess of) net investment income	67,858,638	(137,755)	1,890,332
Accumulated net realized gain (loss)	(186,014,287)	31,074	30,277,587
Net unrealized appreciation	107,949,997	—	169,085,642
NET ASSETS	$4,821,239,452	$693,487,878	$704,394,883

+ Including securities loaned at value	$35,750,555	$—	$15,271,531
* Cost of investments in securities	$5,177,052,635	$—	$524,812,042
** Cost of investments in affiliates	$448,875,902	$—	$—
*** Cost of short-term investments	$48,274,468	$—	$25,722,455
^ Premiums received on written options	$8,330,980	$—	$—

See Accompanying Notes to Financial Statements

7

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2014 (Unaudited) (continued)

	Voya Intermediate Bond Portfolio	Voya Money Market Portfolio	Voya Small Company Portfolio
Class ADV
Net assets	$192,868,290	n/a	$6,884,787
Shares authorized	unlimited	n/a	100,000,000
Par value	$1.000	n/a	$0.001
Shares outstanding	14,830,240	n/a	313,655
Net asset value and redemption price per share	$13.01	n/a	$21.95

Class I
Net assets	$942,172,708	$693,381,712	$579,904,177
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	71,814,617	693,230,247	25,620,442
Net asset value and redemption price per share	$13.12	$1.00	$22.63

Class S
Net assets	$3,683,585,135	$106,166	$117,569,991
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	282,616,730	106,141	5,280,524
Net asset value and redemption price per share	$13.03	$1.00	$22.26

Class S2
Net assets	$2,613,319	n/a	$35,928
Shares authorized	unlimited	n/a	100,000,000
Par value	$1.000	n/a	$0.001
Shares outstanding	200,808	n/a	1,627
Net asset value and redemption price per share	$13.01	n/a	$22.08

See Accompanying Notes to Financial Statements

8

STATEMENTS OF OPERATIONS for the six months ended June 30, 2014 (Unaudited)

	Voya Balanced Portfolio	Voya Global Value Advantage Portfolio	Voya Growth and Income Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$5,768,239	$3,391,733	$59,842,909
Interest, net of foreign taxes withheld*	2,371,711	—	3,175
Securities lending income, net	53,438	34,013	5,934
Total investment income	8,193,388	3,425,746	59,852,018

EXPENSES:
Investment management fees	1,334,136	405,744	10,944,551
Distribution and shareholder service fees:
Class ADV	—	3,228	3,494,623
Class S	6,989	218,899	1,042,762
Class S2	—	—	3,017
Transfer agent fees	326	59	5,032
Administrative service fees	146,750	88,205	1,203,864
Shareholder reporting expense	22,690	5,162	171,928
Professional fees	27,909	15,449	155,763
Custody and accounting expense	142,925	38,035	211,142
Directors fees	8,071	2,668	66,212
Miscellaneous expense	12,378	4,780	78,765
Interest expense	1,001	204	22
Total expenses	1,703,175	782,433	17,377,681
Net waived and reimbursed fees	—	—	(350,071)
Net expenses	1,703,175	782,433	17,027,610
Net investment income	6,490,213	2,643,313	42,824,408

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	24,698,418	11,281,700	455,784,501
Foreign currency related transactions	231,712	7,499	13,670
Futures	788,125	2,964	2,798,889
Swaps	(111,834)	—	—
Written options	(27,781)	—	—
Net realized gain	25,578,640	11,292,163	458,597,060
Net change in unrealized appreciation (depreciation) on:
Investments	(3,669,542)	(2,480,531)	(209,417,794)
Foreign currency related transactions	(139,812)	260	290
Futures	120,711	36,172	(1,227,930)
Swaps	85,321	—	—
Written options	(74,086)	—	—
Net change in unrealized appreciation (depreciation)	(3,677,408)	(2,444,099)	(210,645,434)
Net realized and unrealized gain	21,901,232	8,848,064	247,951,626
Increase in net assets resulting from operations	$28,391,445	$11,491,377	$290,776,034

* Foreign taxes withheld	$137,436	$200,953	$146,012

See Accompanying Notes to Financial Statements

9

STATEMENTS OF OPERATIONS for the six months ended June 30, 2014 (Unaudited)

	Voya Intermediate Bond Portfolio	Voya Money Market Portfolio	Voya Small Company Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$—	$498	$4,620,343
Interest, net of foreign taxes withheld*	70,628,992	678,742	—
Dividends from affiliated funds	9,065,215	—	—
Securities lending income, net	55,052	—	351,093
Total investment income	79,749,259	679,240	4,971,436

EXPENSES:
Investment management fees	7,068,755	900,379	2,568,754
Distribution and shareholder service fees:
Class ADV	300,839	—	17,360
Class S	3,180,705	135	149,353
Class S2	5,655	—	81
Transfer agent fees	3,819	366	522
Administrative service fees	978,237	198,077	188,369
Shareholder reporting expense	108,175	39,330	33,855
Registration fees	—	—	1,409
Professional fees	67,108	32,369	30,584
Custody and accounting expense	141,542	44,184	31,130
Directors fees	53,802	10,901	10,360
Miscellaneous expense	18,530	13,793	3,754
Interest expense	321	103	108
Total expenses	11,927,488	1,239,637	3,035,639
Net waived and reimbursed fees	(1,131)	(560,397)	(16)
Net expenses	11,926,357	679,240	3,035,623
Net investment income	67,822,902	—	1,935,813

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	51,460,271	33,141	41,255,177
Foreign currency related transactions	(1,056,736)	—	—
Futures	(7,138,885)	—	—
Swaps	(2,369,237)	—	—
Net realized gain	40,895,413	33,141	41,255,177
Net change in unrealized appreciation (depreciation) on:
Investments	53,735,612	—	(18,620,495)
Affiliated underlying funds	15,089,481	—	—
Foreign currency related transactions	(341,035)	—	—
Futures	721,566	—	—
Swaps	(1,784,576)	—	—
Written options	(3,377,102)	—	—
Net change in unrealized appreciation (depreciation)	64,043,946	—	(18,620,495)
Net realized and unrealized gain	104,939,359	33,141	22,634,682
Increase in net assets resulting from operations	$172,762,261	$33,141	$24,570,495

* Foreign taxes withheld	$—	$11	$472

See Accompanying Notes to Financial Statements

10

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Balanced Portfolio		Voya Global Value Advantage Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$6,490,213	$11,440,870	$2,643,313	$5,303,700
Net realized gain	25,578,640	46,953,111	11,292,163	18,746,529
Net change in unrealized appreciation (depreciation)	(3,677,408)	24,211,359	(2,444,099)	(1,179,605)
Increase in net assets resulting from operations	28,391,445	82,605,340	11,491,377	22,870,624

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	(34,754)	(45,612)
Class I	(8,579,430)	(11,524,626)	—	—
Class S	(77,897)	(108,216)	(5,096,647)	(6,360,001)
Total distributions	(8,657,327)	(11,632,842)	(5,131,401)	(6,405,613)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,298,610	7,587,067	4,988,547	7,314,087
Reinvestment of distributions	8,657,327	11,632,842	5,131,401	6,405,613
	11,955,937	19,219,909	10,119,948	13,719,700
Cost of shares redeemed	(32,282,708)	(72,065,977)	(11,923,320)	(31,238,818)
Net decrease in net assets resulting from capital share transactions	(20,326,771)	(52,846,068)	(1,803,372)	(17,519,118)
Net increase (decrease) in net assets	(592,653)	18,126,430	4,556,604	(1,054,107)

NET ASSETS:
Beginning of year or period	543,942,934	525,816,504	180,639,586	181,693,693
End of year or period	$543,350,281	$543,942,934	$185,196,190	$180,639,586
Undistributed net investment income at end of year or period	$6,424,993	$8,592,107	$2,637,165	$5,125,253

See Accompanying Notes to Financial Statements

11

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Growth and Income Portfolio		Voya Intermediate Bond Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$42,824,408	$45,528,943	$67,822,902	$72,896,535
Net realized gain	458,597,060	512,899,626	40,895,413	2,300,794
Net change in unrealized appreciation (depreciation)	(210,645,434)	575,909,874	64,043,946	(81,070,201)
Increase (decrease) in net assets resulting from operations	290,776,034	1,134,338,443	172,762,261	(5,872,872)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	(11,891,951)	(100,693)	(1,083,732)
Class I	—	(26,741,182)	(495,602)	(29,108,399)
Class S	—	(8,705,057)	(1,965,459)	(35,876,256)
Class S2	—	(10,811)	(1,468)	(50,560)
Total distributions	—	(47,349,001)	(2,563,222)	(66,118,947)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	33,322,905	87,000,910	107,444,434	141,538,526
Proceeds from shares issued in merger (Note 14)	—	270,921,112	2,882,928,924	—
Reinvestment of distributions	—	47,326,587	2,563,050	66,105,078
	33,322,905	405,248,609	2,992,936,408	207,643,604
Cost of shares redeemed	(313,196,576)	(891,753,358)	(367,691,380)	(368,540,853)
Net increase (decrease) in net assets resulting from capital share transactions	(279,873,671)	(486,504,749)	2,625,245,028	(160,897,249)
Net increase (decrease) in net assets	10,902,363	600,484,693	2,795,444,067	(232,889,068)

NET ASSETS:
Beginning of year or period	4,490,929,023	3,890,444,330	2,025,795,385	2,258,684,453
End of year or period	$4,501,831,386	$4,490,929,023	$4,821,239,452	$2,025,795,385
Distributions in excess of net investment income/Accumulated net investment loss at end of year or period	$41,312,373	$(1,512,035)	$67,858,638	$2,598,958

See Accompanying Notes to Financial Statements

12

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Voya Money Market Portfolio		Voya Small Company Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$—	$—	$1,935,813	$2,110,998
Net realized gain	33,141	107,849	41,255,177	79,092,778
Net change in unrealized appreciation (depreciation)	—	—	(18,620,495)	126,299,108
Increase in net assets resulting from operations	33,141	107,849	24,570,495	207,502,884

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	—	—	—	(4,517)
Class I	—	—	(1,995,917)	(2,661,798)
Class S	—	—	(116,064)	(323,038)
Class S2	—	—	—	(435)
Net realized gains:
Class ADV	—	—	(780,154)	(561,010)
Class I	(109,900)	(160,387)	(61,891,884)	(41,429,239)
Class S	(16)	(24)	(13,010,836)	(9,277,948)
Class S2	—	—	(3,725)	(20,332)
Total distributions	(109,916)	(160,411)	(77,798,580)	(54,278,317)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	32,204,139	97,970,752	38,672,732	70,836,881
Reinvestment of distributions	109,916	160,411	77,798,580	54,278,317
	32,314,055	98,131,163	116,471,312	125,115,198
Cost of shares redeemed	(107,408,091)	(305,023,492)	(64,738,058)	(152,172,113)
Net increase (decrease) in net assets resulting from capital share transactions	(75,094,036)	(206,892,329)	51,733,254	(27,056,915)
Net increase (decrease) in net assets	(75,170,811)	(206,944,891)	(1,494,831)	126,167,652

NET ASSETS:
Beginning of year or period	768,658,689	975,603,580	705,889,714	579,722,062
End of year or period	$693,487,878	$768,658,689	$704,394,883	$705,889,714
Undistributed (distributions in excess of) net investment income at end of year or period	$(137,755)	$(137,755)	$1,890,332	$2,066,500

See Accompanying Notes to Financial Statements

13

Financial Highlights (Unaudited)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets							Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2) (3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
Voya Balanced Portfolio
Class I
06-30-14	14.01	0.17	•	0.58	0.75	0.23	—	—	0.23	—	14.53	5.42	0.64	0.64		0.64		2.44		537,973	101
12-31-13	12.27	0.28	•	1.74	2.02	0.28	—	—	0.28	—	14.01	16.71	0.64	0.64		0.64		2.13		538,114	210
12-31-12	11.13	0.30	•	1.20	1.50	0.36	—	—	0.36	—	12.27	13.64	0.64	0.64		0.64		2.57		520,249	234
12-31-11	11.58	0.29	•	(0.43)	(0.14)	0.31	—	—	0.31	—	11.13	(1.40)	0.65	0.65		0.65		2.51		524,887	259
12-31-10	10.42	0.27	•	1.19	1.46	0.30	—	—	0.30	—	11.58	14.22	0.62	0.62	†	0.62	†	2.47	†	614,261	328
12-31-09	9.18	0.24	•	1.43	1.67	0.43	—	—	0.43	—	10.42	19.23	0.63	0.63	†	0.63	†	2.55	†	631,106	337
Class S
06-30-14	13.92	0.15	•	0.59	0.74	0.20	—	—	0.20	—	14.46	5.33	0.89	0.89		0.89		2.18		5,377	101
12-31-13	12.20	0.24	•	1.73	1.97	0.25	—	—	0.25	—	13.92	16.33	0.89	0.89		0.89		1.88		5,829	210
12-31-12	11.05	0.27	•	1.21	1.48	0.33	—	—	0.33	—	12.20	13.49	0.89	0.89		0.89		2.32		5,567	234
12-31-11	11.50	0.26	•	(0.43)	(0.17)	0.28	—	—	0.28	—	11.05	(1.66)	0.90	0.90		0.90		2.25		5,953	259
12-31-10	10.36	0.24		1.18	1.42	0.28	—	—	0.28	—	11.50	13.87	0.87	0.87	†	0.87	†	2.22	†	7,933	328
12-31-09	9.12	0.21	•	1.43	1.64	0.40	—	—	0.40	—	10.36	18.94	0.88	0.88	†	0.88	†	2.30	†	7,374	337
Voya Global Value Advantage Portfolio
Class ADV
06-30-14	8.94	0.12	•	0.45	0.57	0.24	—	—	0.24	—	9.27	6.49	1.14	1.14		1.14		2.75		1,364	59
12-31-13	8.15	0.23	•	0.85	1.08	0.29	—	—	0.29	—	8.94	13.46	1.27	1.28		1.28		2.70		1,312	122
12-31-12	7.38	0.25	•	0.81	1.06	0.29	—	—	0.29	—	8.15	14.74	1.33	1.34		1.34		3.25		1,485	23
12-31-11	7.93	0.27	•	(0.56)	(0.29)	0.26	—	—	0.26	—	7.38	(4.18)	1.34	1.34		1.34		3.48		812	25
12-31-10	7.76	0.20	•	0.24	0.44	0.27	—	—	0.27	—	7.93	5.80	1.37	1.34	†	1.34	†	2.67	†	695	47
12-31-09	5.99	0.22		1.55	1.77	—	—	—	—	—	7.76	29.55	1.31	1.29	†	1.29	†	3.40	†	1	66
Class S
06-30-14	9.03	0.13	•	0.46	0.59	0.26	—	—	0.26	—	9.36	6.70	0.89	0.89		0.89		3.00		183,832	59
12-31-13	8.23	0.25	•	0.85	1.10	0.30	—	—	0.30	—	9.03	13.63	1.02	1.03		1.03		2.96		179,327	122
12-31-12	7.44	0.27	•	0.83	1.10	0.31	—	—	0.31	—	8.23	15.12	1.08	1.09		1.09		3.54		180,208	23
12-31-11	7.96	0.30	•	(0.57)	(0.27)	0.25	—	—	0.25	—	7.44	(3.87)	1.09	1.09		1.09		3.76		173,576	25
12-31-10	7.77	0.24	•	0.20	0.44	0.25	—	—	0.25	—	7.96	5.86	1.12	1.09	†	1.09	†	3.23	†	206,216	47
12-31-09	5.98	0.23		1.56	1.79	—	—	—	—	—	7.77	29.93	1.06	1.04	†	1.04	†	3.74	†	219,257	66

See Accompanying Notes to Financial Statements

14

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets							Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2) (3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
Voya Growth and Income Portfolio
Class ADV
06-30-14	31.36	0.27	•	1.82	2.09	—	—	—	—	—	33.45	6.66	1.09	1.04		1.04		1.70		1,424,368	56
12-31-13	24.31	0.22	•	7.09	7.31	0.26	—	—	0.26	—	31.36	30.07	1.09	1.04		1.04		0.80		1,441,995	49
12-31-12	21.39	0.29	•	2.97	3.26	0.34	—	—	0.34	—	24.31	15.24	1.09	1.04		1.04		1.23		1,251,577	57
12-31-11	21.74	0.22		(0.38)	(0.16)	0.19	—	—	0.19	—	21.39	(0.72)	1.08	1.03		1.03		1.03		1,221,084	75
12-31-10	19.31	0.15	•	2.47	2.62	0.19	—	—	0.19	—	21.74	13.55	1.10	1.10	†	1.10	†	0.77	†	6,037	117
12-31-09	15.04	0.18	•	4.29	4.47	0.20	—	—	0.20	—	19.31	29.69	1.11	1.11	†	1.11	†	1.10	†	1,302	104
Class I
06-30-14	31.67	0.34	•	1.85	2.19	—	—	—	—	—	33.86	6.92	0.59	0.59		0.59		2.15		2,226,352	56
12-31-13	24.54	0.35	•	7.17	7.52	0.39	—	—	0.39	—	31.67	30.66	0.59	0.59		0.59		1.25		2,182,314	49
12-31-12	21.59	0.40	•	3.00	3.40	0.45	—	—	0.45	—	24.54	15.78	0.59	0.59		0.59		1.68		1,865,425	57
12-31-11	21.94	0.31	•	(0.37)	(0.06)	0.29	—	—	0.29	—	21.59	(0.27)	0.58	0.58		0.58		1.39		1,873,712	75
12-31-10	19.42	0.22		2.53	2.75	0.23	—	—	0.23	—	21.94	14.14	0.60	0.60	†	0.60	†	1.12	†	2,253,794	117
12-31-09	15.11	0.27	•	4.30	4.57	0.26	—	—	0.26	—	19.42	30.24	0.61	0.61	†	0.61	†	1.60	†	2,090,019	104
Class S
06-30-14	31.38	0.30	•	1.82	2.12	—	—	—	—	—	33.50	6.76	0.84	0.84		0.84		1.90		849,810	56
12-31-13	24.32	0.28	•	7.10	7.38	0.32	—	—	0.32	—	31.38	30.34	0.84	0.84		0.84		1.00		865,453	49
12-31-12	21.40	0.34	•	2.97	3.31	0.39	—	—	0.39	—	24.32	15.47	0.84	0.84		0.84		1.42		772,713	57
12-31-11	21.77	0.24	•	(0.35)	(0.11)	0.26	—	—	0.26	—	21.40	(0.51)	0.83	0.83		0.83		1.13		795,131	75
12-31-10	19.28	0.18		2.48	2.66	0.17	—	—	0.17	—	21.77	13.81	0.85	0.85	†	0.85	†	0.87	†	480,529	117
12-31-09	15.00	0.19		4.32	4.51	0.23	—	—	0.23	—	19.28	30.03	0.86	0.86	†	0.86	†	1.34	†	481,897	104
Class S2
06-30-14	31.05	0.27	•	1.80	2.07	—	—	—	—	—	33.12	6.67	1.09	0.99		0.99		1.75		1,302	56
12-31-13	24.08	0.22		7.04	7.26	0.29	—	—	0.29	—	31.05	30.17	1.09	0.99		0.99		0.85		1,167	49
12-31-12	21.23	0.35	•	2.90	3.25	0.40	—	—	0.40	—	24.08	15.30	1.09	0.99		0.99		1.47		728	57
12-31-11	21.52	0.41	•	(0.54)	(0.13)	0.16	—	—	0.16	—	21.23	(0.59)	1.08	0.98		0.98		1.99		217	75
12-31-10	19.26	0.14		2.28	2.42	0.16	—	—	0.16	—	21.52	12.55	1.10	1.00	†	1.00	†	0.72	†	5	117
02-27-09(5) -
12-31-09	12.69	(0.06	)•	6.72	6.66	0.09	—	—	0.09	—	19.26	52.46	1.11	1.01	†	1.01	†	(0.39	)†	5	104

See Accompanying Notes to Financial Statements

15

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets							Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2) (3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
Voya Intermediate Bond Portfolio
Class ADV
06-30-14	12.42	0.22	•	0.38	0.60	0.01	—	—	0.01	—	13.01	4.81	0.97	0.97		0.97		3.46		192,868	212
12-31-13	12.88	0.39		(0.47)	(0.08)	0.38	—	—	0.38	—	12.42	(0.62)	0.99	0.99		0.99		3.05		37,058	389
12-31-12	12.34	0.42	•	0.67	1.09	0.55	—	—	0.55	—	12.88	8.85	1.00	1.00		1.00		3.25		34,473	425
12-31-11	12.04	0.47	•	0.38	0.85	0.55	—	—	0.55	—	12.34	7.04	1.00	1.00		1.00		3.76		16,953	456
12-31-10	11.62	0.57	•	0.48	1.05	0.63	—	—	0.63	—	12.04	9.01	1.00	1.00	†	1.00	†	4.56	†	4,315	438
12-31-09	11.12	0.47		0.76	1.23	0.73	—	—	0.73	—	11.62	11.08	1.01	1.01	†	1.01	†	4.08	†	1	692
Class I
06-30-14	12.50	0.26	•	0.37	0.63	0.01	—	—	0.01	—	13.12	5.02	0.47	0.47		0.47		4.09		942,173	212
12-31-13	12.96	0.45		(0.47)	(0.02)	0.44	—	—	0.44	—	12.50	(0.12)	0.49	0.49		0.49		3.57		846,916	389
12-31-12	12.40	0.49	•	0.67	1.16	0.60	—	—	0.60	—	12.96	9.39	0.50	0.50		0.50		3.78		1,001,255	425
12-31-11	12.07	0.54	•	0.37	0.91	0.58	—	—	0.58	—	12.40	7.54	0.50	0.50		0.50		4.31		1,205,691	456
12-31-10	11.57	0.61	•	0.53	1.14	0.64	—	—	0.64	—	12.07	9.84	0.50	0.50	†	0.50	†	4.93	†	1,217,280	438
12-31-09	11.08	0.53	•	0.75	1.28	0.79	—	—	0.79	—	11.57	11.57	0.51	0.51	†	0.51	†	4.62	†	1,236,593	692
Class S
06-30-14	12.43	0.24	•	0.37	0.61	0.01	—	—	0.01	—	13.03	4.88	0.72	0.72		0.72		3.73		3,683,585	212
12-31-13	12.89	0.44		(0.49)	(0.05)	0.41	—	—	0.41	—	12.43	(0.38)	0.74	0.74		0.74		3.31		1,140,317	389
12-31-12	12.34	0.45	•	0.67	1.12	0.57	—	—	0.57	—	12.89	9.08	0.75	0.75		0.75		3.52		1,221,680	425
12-31-11	12.01	0.51	•	0.37	0.88	0.55	—	—	0.55	—	12.34	7.30	0.75	0.75		0.75		4.09		1,247,149	456
12-31-10	11.52	0.57	•	0.52	1.09	0.60	—	—	0.60	—	12.01	9.51	0.75	0.75	†	0.75	†	4.67	†	1,292,731	438
12-31-09	11.00	0.50	•	0.75	1.25	0.73	—	—	0.73	—	11.52	11.38	0.76	0.76	†	0.76	†	4.41	†	1,279,655	692
Class S2
06-30-14	12.43	0.20	•	0.39	0.59	0.01	—	—	0.01	—	13.01	4.72	0.97	0.87		0.87		3.22		2,613	212
12-31-13	12.92	0.44		(0.50)	(0.06)	0.43	—	—	0.43	—	12.43	(0.44)	0.99	0.89		0.89		3.45		1,505	389
12-31-12	12.37	0.41		0.69	1.10	0.55	—	—	0.55	—	12.92	8.93	1.00	0.90		0.90		3.37		1,277	425
12-31-11	12.08	0.52	•	0.34	0.86	0.57	—	—	0.57	—	12.37	7.14	1.00	0.90		0.90		4.20		1,001	456
12-31-10	11.59	0.55	•	0.53	1.08	0.59	—	—	0.59	—	12.08	9.29	1.00	0.90	†	0.90	†	4.50	†	3	438
02-27-09(5) -
12-31-09	10.79	0.42	•	1.15	1.57	0.77	—	—	0.77	—	11.59	14.59	1.01	0.91	†	0.91	†	4.31	†	3	692

See Accompanying Notes to Financial Statements

16

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations						Less Distributions											Ratios to average net assets							Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)		Total from investment operations		From net investment income		From net realized gains		From return of capital		Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2) (3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)		($)		($)		($)		($)		($)		($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
Voya Money Market Portfolio (a)
Class I
06-30-14	1.00	—		0.00	*	0.00		—		0.00	*	—		0.00	*	—	1.00	0.02	0.34	0.19		0.19		—		693,382	—
12-31-13	1.00	(0.00	)*	0.00	*	0.00	*	—		0.00	*	—		0.00	*	—	1.00	0.02	0.34	0.23		0.23		0.00		768,521	—
12-31-12	1.00	0.00	*	0.00	*	0.00	*	0.00	*	—		—		0.00	*	—	1.00	0.03	0.34	0.34		0.34		0.03		975,469	—
12-31-11	1.00	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*	—	1.00	0.02	0.34	0.26		0.26		0.00	*	1,176,157	—
12-31-10	1.00	0.00	*	0.00	*	0.00	*	0.00	*	—		0.00	*	0.00	*	—	1.00	0.24	0.34	0.31	†	0.31	†	0.02	†	1,069,947	—
12-31-09	1.00	0.00	*	0.00	*	0.00	*	0.00	*	0.00	*	—		0.00	*	—	1.00	0.33	0.37	0.37		0.37		0.25		1,328,429	—
Class S
06-30-14	1.00	—		0.00	*	0.00		—		0.00	*	—		0.00	*	—	1.00	0.02	0.59	0.19		0.19		—		106	—
12-31-13	1.00	—		0.00	*	0.00		—		0.00	*	—		0.00	*	—	1.00	0.02	0.59	0.23		0.23		0.00		138	—
12-31-12	1.00	(0.00	)*	0.00	*	0.00	*	—		—		—		—		—	1.00	0.00	0.59	0.36		0.36		0.01		134	—
12-31-11	1.00	—		0.00	*	0.00		—		0.00	*	0.00	*	0.00	*	—	1.00	0.02	0.59	0.26		0.26		0.00		314	—
03-15-10(5) -
12-31-10	1.00	0.00	*	0.00	*	0.00	*	0.00	*	—		—		0.00	*	—	1.00	0.00	0.59	0.36	†	0.36	†	0.00	*†	313	—
Voya Small Company Portfolio
Class ADV
06-30-14	23.94	0.01	•	0.68		0.69		—		2.68		—		2.68		—	21.95	3.46	1.34	1.34		1.34		0.12		6,885	15
12-31-13	19.13	(0.02)		6.64		6.62		0.01		1.80		—		1.81		—	23.94	37.04	1.34	1.34		1.34		(0.13)		7,233	36
12-31-12	17.39	0.01		2.41		2.42		—		0.68		—		0.68		—	19.13	14.01	1.35	1.35		1.35		0.06		6,213	49
12-31-11	17.98	(0.02	)•	(0.51)		(0.53)		0.06		—		—		0.06		—	17.39	(2.99)	1.35	1.35		1.35		(0.10)		5,938	61
12-31-10	14.60	0.04	•	3.42		3.46		0.08		—		—		0.08		—	17.98	23.75	1.34	1.34	†	1.34	†	0.25	†	3,253	86
12-31-09	11.58	0.08	•	3.02		3.10		0.08		—		—		0.08		—	14.60	26.96	1.36	1.36	†	1.36	†	0.67	†	36	128
Class I
06-30-14	24.63	0.07	•	0.70		0.77		0.09		2.68		—		2.77		—	22.63	3.70	0.84	0.84		0.84		0.61		579,904	15
12-31-13	19.63	0.08	•	6.84		6.92		0.12		1.80		—		1.92		—	24.63	37.76	0.84	0.84		0.84		0.38		571,880	36
12-31-12	17.82	0.10	•	2.47		2.57		0.08		0.68		—		0.76		—	19.63	14.52	0.85	0.85		0.85		0.55		472,254	49
12-31-11	18.34	0.07		(0.52)		(0.45)		0.07		—		—		0.07		—	17.82	(2.49)	0.85	0.85		0.85		0.38		483,473	61
12-31-10	14.82	0.09		3.52		3.61		0.09		—		—		0.09		—	18.34	24.38	0.84	0.84	†	0.84	†	0.51	†	503,739	86
12-31-09	11.70	0.09		3.11		3.20		0.08		—		—		0.08		—	14.82	27.56	0.86	0.86	†	0.86	†	0.67	†	437,930	128
Class S
06-30-14	24.24	0.04	•	0.68		0.72		0.02		2.68		—		2.70		—	22.26	3.56	1.09	1.09		1.09		0.37		117,570	15
12-31-13	19.35	0.03		6.72		6.75		0.06		1.80		—		1.86		—	24.24	37.37	1.09	1.09		1.09		0.12		126,746	36
12-31-12	17.57	0.05	•	2.44		2.49		0.03		0.68		—		0.71		—	19.35	14.26	1.10	1.10		1.10		0.28		101,041	49
12-31-11	18.09	0.02		(0.50)		(0.48)		0.04		—		—		0.04		—	17.57	(2.68)	1.10	1.10		1.10		0.12		108,502	61
12-31-10	14.64	0.04		3.47		3.51		0.06		—		—		0.06		—	18.09	24.00	1.09	1.09	†	1.09	†	0.29	†	122,286	86
12-31-09	11.57	0.05	•	3.09		3.14		0.07		—		—		0.07		—	14.64	27.33	1.11	1.11	†	1.11	†	0.43	†	78,790	128

See Accompanying Notes to Financial Statements

17

Financial Highlights (Unaudited) (continued)

		Income (loss) from investment operations				Less Distributions							Ratios to average net assets							Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions(2) (3)(4)	Expenses net of fee waivers and/ or recoupments if any(2)(3)(4)		Expense net of all reductions/ additions(2)(3)(4)		Net investment income (loss)(2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
Voya Small Company Portfolio (continued)
Class S2
06-30-14	24.06	0.02	•	0.68	0.70	—	2.68	—	2.68	—	22.08	3.48	1.34	1.24		1.24		0.21		36	15
12-31-13	19.22	(0.02	)•	6.70	6.68	0.04	1.80	—	1.84	—	24.06	37.19	1.34	1.24		1.24		(0.11)		31	36
12-31-12	17.47	0.03		2.41	2.44	0.01	0.68	—	0.69	—	19.22	14.08	1.35	1.25		1.25		0.16		214	49
12-31-11	18.04	0.01	•	(0.52)	(0.51)	0.06	—	—	0.06	—	17.47	(2.85)	1.35	1.25		1.25		0.04		195	61
12-31-10	14.61	0.06	•	3.42	3.48	0.05	—	—	0.05	—	18.04	23.85	1.34	1.24	†	1.24	†	0.40	†	50	86
02-27-09(5) -
12-31-09	9.27	0.03	•	5.39	5.42	0.08	—	—	0.08	—	14.61	58.73	1.36	1.26	†	1.26	†	0.27	†	5	128

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)	Annualized for periods less than one year.

(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

(5)	Commencement of operations.

(a)	NAV and per share amounts have been restated to reflect the stock split that occurred on October 7, 2008. Effective October 7, 2008, the Portfolio converted to a stable share price of $1.00 per share. In connection with this change, the Portfolio utilized a stock split and distributed additional shares to its shareholders (adjustment factor: 12.926 shares to 1 share) such that each shareholder’s proportionate interest and aggregate value of investment in the Portfolio remained the same.

•	Calculated using average number of shares outstanding throughout the period.

*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

See Accompanying Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited)

NOTE 1 — ORGANIZATION

The Voya Variable Product Funds (formerly, ING Variable Product Funds) are comprised of Voya Balanced Portfolio, Inc. (formerly, ING Balanced Portfolio, Inc.), Voya Variable Funds (formerly, ING Variable Funds), Voya Variable Portfolios, Inc., (formerly, ING Variable Portfolios, Inc.), Voya Intermediate Bond Portfolio (formerly, Voya Intermediate Bond Portfolio), and Voya Money Market Portfolio (formerly, ING Money Market Portfolio) (collectively, the “Registrants”), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”).

Voya Balanced Portfolio, Inc. is a company incorporated under the laws of Maryland on December 14, 1988 with one diversified series, Voya Balanced Portfolio (“Balanced”). Voya Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Growth and Income Portfolio (“Growth and Income”). Voya Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has nineteen active separate investment series. The two diversified series included in this report are Voya Global Value Advantage Portfolio (“Global Value Advantage”) and Voya Small Company Portfolio (“Small Company”). Voya Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Intermediate Bond Portfolio (“Intermediate Bond”). Voya Money Market Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Money Market Portfolio (“Money Market”). Each of the portfolios is a “Portfolio” and collectively, they are the “Portfolios.” The investment objective of the Portfolios is described in the Portfolios’ Prospectus.

Each Portfolio offers at least two of the following classes of shares: Adviser Class (“Class ADV”), Class I, Class S and Service 2 Class (Class “S2”) shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Voya Investments, LLC (formerly, ING Investments, LLC) (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (formerly, ING Investment Management Co. LLC) (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Funds Services, LLC (formerly, ING Funds Services, LLC) (“VFS” or the “Administrator”), a Delaware limited liability company, serves as the Administrator to the Portfolios. Voya Investments Distributor, LLC (formerly, ING Investments Distributor, LLC) (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A. Security Valuation. U.S. GAAP defines fair value as the price the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in equity securities traded on a national securities exchange are valued at the official closing price when available or, for certain markets, the last reported sale price on each valuation day. Securities traded on an exchange for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices on each valuation day. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities with more than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. U.S. government

19

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Investments in open-end mutual funds are valued at net asset value (“NAV”). Investments in securities of sufficient credit quality maturing in 60 days or less are valued at amortized cost which approximates fair value.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities, which are subject to limitations as to their sale) are valued at their fair values, as defined in the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios’ Board of Directors/Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV may also be valued at their fair values as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with valuation procedures of the Portfolios (the “Valuation Procedures”) which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of a Portfolio. In calculating a Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that a Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio’s Valuation Procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time a Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio’s NAV.

Money Market uses the amortized cost method to value its portfolio securities, which approximates fair value. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the

20

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

period until maturity, regardless of the impact of fluctuating interest rates or the fair value of the security.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Investment Adviser’s or Sub-Adviser’s, judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included following the Summary Portfolio of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the Portfolios’ Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Adviser or Sub-Adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured a Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the independent pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

For the six months ended June 30, 2014, there have been no significant changes to the fair valuation methodologies.

B. Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on a Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D. Risk Exposures and the Use of Derivative Instruments. Certain Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because a Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2014, the maximum amount of loss that Balanced and Intermediate Bond would incur if the counterparties to its derivative transactions failed to perform would be $1,226,061 and $22,089,622, respectively, which represents the gross payments to be received by the Portfolios on open OTC swaps, forward foreign currency contracts and purchased options were they to be unwound as of June 30, 2014. At June 30, 2014, certain counterparties have posted $1,330,000 in cash collateral to Intermediate Bond for open OTC derivatives.

Each Portfolio has credit-related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit-related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2014, Balanced and Intermediate Bond had a net liability position of $1,360,373 and $21,961,774, respectively, on open OTC swaps, forward foreign currency contracts and written options with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2014, the Portfolios could have been required to pay this amount in cash to its counterparties. As of June 30, 2014, Intermediate Bond had posted $10,836,000 in cash collateral to certain counterparties.

E. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

During the six months ended June 30, 2014, the following Portfolios had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below:

	Buy	Sell
Balanced	$69,689,282	$44,186,403
Intermediate Bond	38,178,189	82,228,596

The above Portfolios entered into forward foreign currency contracts to protect their non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables following each respective Summary Portfolio of Investments for open forward foreign currency contracts at June 30, 2014.

Each Portfolio, with the exception of Money Market, may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.

Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Portfolio’s Summary Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2014, Balanced and Intermediate Bond have purchased and sold futures contracts on various equity indices (Balanced only), bonds, and notes. Balanced purchased equity futures to “equitize” cash. Both Balanced and Intermediate Bond purchased and sold futures on bonds and notes as part of their duration management. Balanced, Global Value Advantage and Growth and Income entered into equity futures to “equitize” cash. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the six months ended June 30, 2014, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below:

	Purchased	Sold
Balanced	$48,824,703	$19,488,674
Global Value Advantage	2,059,957	—
Growth and Income	53,393,813	—
Intermediate Bond	405,084,429	373,891,284

Please refer to the tables following each respective Summary Portfolio of Investments for the above Portfolio’s for open futures contracts at June 30, 2014.

F. Options Contracts. Certain Portfolios may write call and put options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Portfolios exposure to the underlying instrument. Writing call options tends to decrease the Portfolios exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Certain options may be written with premiums to be determined on a future date. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolios may not be able to enter into a closing transaction because of an illiquid market. The Portfolios may also purchase put and call options. Purchasing call options tends to increase the Portfolios’ exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolios exposure to the underlying instrument. The Portfolios pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

During the six months ended June 30, 2014, Balanced had purchased and written foreign currency options to gain exposure to currencies and to generate income. Please refer to the Summary Portfolio of Investments for open purchased foreign currency options at June 30, 2014. Please refer to the table following the Summary Portfolio of Investments for open written foreign currency options at June 30, 2014.

During the six months ended June 30, 2014, Balanced and Intermediate Bond have purchased interest rate swaptions to gain exposure to interest rates.. Please refer to each respective Summary Portfolio of Investments for open purchased interest rate swaptions for both Portfolios at June 30, 2014. In addition, Balanced and Intermediate Bond had written interest rate swaptions to generate income. Please refer to each the tables following each respective Summary Portfolio of Investment for open written interest rate swaptions at June 30, 2014.

Please refer to Note 9 for the volume of both purchased and written option activity during the six months ended June 30, 2014.

G. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Balanced, Global Value Advantage, and Small Company declare and pay dividends annually. Growth and Income and Intermediate Bond declare and pay dividends semi-annually. Money Market declares dividends daily and pays dividends, if any, monthly. Each Portfolio distributes capital gains, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

H. Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

I. Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.

Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table following the Portfolio of Investments for Money Market for open repurchase agreements subject to the MRA on a net basis at June 30, 2014.

K. Securities Lending. Each Portfolio (except Money Market) may temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears the risk of loss with respect to the investment of collateral with the following exception: The Bank of New York Mellon (“BNY”) provides

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NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the Portfolio indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined in good faith under procedures approved by the Board.

M. When-Issued and Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Summary Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios’ custodian sufficient to cover the purchase price. At June 30, 2014, Intermediate Bond had posted $240,000 in cash collateral for open delayed-delivery transactions. At June 30, 2014, certain counterparties had posted $2,705,999 in cash collateral to Intermediate Bond for open delayed-delivery transactions.

N. Mortgage Dollar Roll Transactions. Each Portfolio, except Small Company, may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales.

O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio’s Summary Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio’s Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Summary Portfolio of Investments and cash deposited is recorded on the

26

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Summary Portfolio of Investment and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2014, for which a Portfolio is seller of protection are disclosed in each Portfolio’s Summary Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments

27

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.

For the six months ended June 30, 2014, both Balanced and Intermediate Bond have purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and to hedge against anticipated potential credit events.

For the six months ended June 30, 2014, both Balanced and Intermediate Bond have purchased credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. The Portfolios use CDX swaps to hedge the credit risk associated with various sectors within the credit markets.

For the six months ended June 30, 2014, Balanced and Intermediate Bond had average notional amounts of $2,086,000 and $95,017,000, respectively, on credit default swaps to buy protection. Please refer to the tables following the Summary Portfolio of Investments for both Portfolio’s for open credit default swaps to buy protection at June 30, 2014. There were no open credit default swaps to sell protection at June 30, 2014.

Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.

For the six months ended June 30, 2014, Balanced has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. Average notional amounts on Long interest rate swaps were $25,153,803.

For the six months ended June 30, 2014, Balanced entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. Average notional amounts on Short interest rate swaps were $7,026,771.

Balanced and Intermediate Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the table following the Summary Portfolio of Investments for Balanced for open interest rate swaps at June 30, 2014. There were no open interest rate swaps for Intermediate Bond at June 30, 2014.

At June 30, 2014, Balanced had posted $215,000 in cash collateral for open centrally cleared interest rate swaps.

P. Indemnifications. In the normal course of business, the Registrants may enter into contracts that provide certain indemnifications. The Registrants’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the period ended June 30, 2014, the cost of purchases and proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:

	Purchases	Sales
Balanced	$243,648,033	$282,322,083
Global Value Advantage	102,188,145	112,827,888
Growth and Income	2,408,739,716	2,656,434,009
Intermediate Bond	498,844,617	1,204,050,813
Small Company	105,181,469	133,118,095

U.S. government securities not included above were as follows:

	Purchases	Sales
Balanced	$279,092,717	$266,050,619
Intermediate Bond	9,350,384,635	7,197,681,776

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios have entered into investment management agreements (“Investment Management Agreements”) with the Investment Adviser. The Investment Management Agreements compensate the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Portfolio	Fee
Balanced	0.500%
Global Value Advantage	0.46% on the first $500 million;
0.43% on the next $500 million;
0.41% thereafter

28

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

Portfolio	Fee
Growth and Income	0.500% on the first $10 billion; 0.450% on the next $5 billion; and 0.425% thereafter
Intermediate Bond(1)	0.400% on first $4 billion; 0.380 on next $3 billion; 0.360% thereafter
Money Market	0.250%
Small Company	0.750%

(1)	Effective close of business on March 14, 2014, advisory fee breakpoints were incorporated.

VFS acts as administrator and provides certain administrative and shareholder services necessary for Portfolio operations and is responsible for the supervision of other service providers. For its services, VFS is entitled to receive from each Portfolio (except Global Value Advantage) a fee at an annual rate of 0.055% on the first $5 billion of average daily net assets and 0.030% thereafter. For Global Value Advantage, VFS is entitled to receive a fee at an annual rate of 0.10% of the Portfolio’s average daily net assets.

The Investment Adviser has entered into sub-advisory agreements with Voya IM. Voya IM acts as sub-adviser to all Portfolios. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

In placing equity security transactions, the Sub-Adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, each Sub-Adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to a Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the Sub-Adviser. Any amount credited to the Portfolios is reflected as brokerage commission recapture on the Statements of Operations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV and Class S2 shares of the respective Portfolios are subject to a Shareholder Service and Distribution Plan (the “Plan”). Under the Plan, the

Distributor is paid an annual shareholder service fee at the rate of 0.25% and an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor has contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to the distribution fee paid by Class S2 of the Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. For the six months ended June 30, 2014, the Distributor waived $350,071, $1,131, and $16 for Growth and Income, Intermediate Bond, and Small Company, respectively. Additionally, the Distributor has contractually agreed to waive a portion of its fee equal to 0.05% of the average daily net assets attributable to the distribution fee paid by Class ADV of Growth and Income, so that the actual fee paid by the Portfolio is an annual rate of 0.20%. Termination or modification of these contractual waivers requires approval by the Board. There is no guarantee that these waivers will continue.

Class S shares of the respective Portfolios have adopted either a Distribution Plan or a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (collectively, the “12b-1 Plans”), whereby the Distributor is compensated by each Portfolio for expenses incurred for Shareholder Servicing and/or the distribution of each Portfolio’s shares. Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets. For Money Market, the Distributor agreed to waive 0.10% of average daily net assets attributable to distribution fees for Class S shares. During the six months ended June 30, 2014, the Distributor waived $55 for Money Market. Termination or modification of this contractual waiver requires approval by the Board. There is no guarantee that this waiver will continue.

VID and Voya Investments have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Money Market in maintaining a yield of not less than zero. There is no guarantee that Money Market will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by Voya Investments, as applicable, within three years

29

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

subject to certain restrictions. For the six months ended June 30, 2014, VID waived $79 of Class S specific distribution fees and Voya Investments waived $560,263 of management fees for Money Market to maintain a yield of not less than zero. Termination or modification of this contractual waiver requires approval by the Board. Please note that these waivers or reimbursements are in addition to existing contractual expense limitations, if any.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2014, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. (formerly, ING U.S. Inc.) or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiaries/Affiliated Investment Companies	Portfolios	Percentage
ING Life Insurance and Annuity Company	Balanced	89.65%
	Growth and Income	46.62
	Intermediate Bond	16.46
	Money Market	90.65
	Small Company	50.84
ING National Trust	Money Market	7.73
	Small Company	6.72
ING USA Annuity and Life Insurance Company	Global Value Advantage	97.11
	Growth and Income	46.96
	Intermediate Bond	74.65
	Small Company	13.66
Voya Solution 2025 Portfolio	Small Company	7.13
Voya Solution 2035 Portfolio	Small Company	6.43
Voya Solution 2045 Portfolio	Small Company	5.62

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they are deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The Portfolios have adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated directors/trustees, as described in the Plan, to defer the receipt of all or a portion of the directors’/trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director/

trustee under the Plan, the amounts deferred are invested in shares of the “notional” funds selected by the director/trustee. The Portfolios purchase shares of the “notional” funds, which are all advised by Voya Investments, in amounts equal to the directors’/trustees’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the Statement of Assets and Liabilities. Deferral of directors’/trustees’ fees under the Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest expense, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

	Class ADV	Class I	Class S	Class S2
Global Value Advantage(1)	1.34%	N/A	1.09%	N/A
Growth and Income(2)	1.30%	0.70%	0.95%	1.10%
Intermediate Bond(3)	1.05%	0.55%	0.80%	0.95%
Small Company	1.45%	0.95%	1.20%	1.35%

(1)	Effective January 1, 2014, pursuant to a side letter agreement, through May 1, 2015, the Investment Adviser has further lowered the expense limits for Global Value Advantage to 1.15% and 0.90% for Class ADV and Class S, respectively. This side letter agreement will continue unless: (i) the Board approves a modification or termination of the side letter agreement; or (ii) the Management Agreement or the expense limitation agreement has been terminated. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

(2)	Effective January 1, 2014, the Investment Adviser has entered into a written expense limitation agreement with the Portfolio. Prior to January 1, 2014, there was no expense limitation agreement associated with the Portfolio.

(3)	Effective close of business on March 14, 2014, the Investment Adviser has entered into a written expense limitation agreement with the Portfolio. Prior to the close of business on March 14, 2014, there was no expense limitation agreement associated with the Portfolio.

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed

30

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2014, there are no waived and reimbursed fees that are subject to recoupment by the Investment Adviser.

The Expense Limitation Agreement is contractual through May 1, 2015 and shall renew automatically for one-year terms unless: (i) the Investment Adviser provides 90 days written notice of its termination and such termination is approved by the Board; or (ii) the Investment Management Agreement has been terminated.

NOTE 8 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with BNY for an aggregate amount of $200,000,000. The proceeds may be used to: (1) temporarily finance the purchase or sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.07% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 23, 2014, the funds to which the Credit Agreement is available paid a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the six months ended June 30, 2014:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Intermediate Bond	6	$1,501,333	1.09%
Money Market	1	3,504,000	1.07

NOTE 9 — PURCHASED AND WRITTEN OPTIONS

Transactions in purchased foreign currency options for Balanced during the period ended June 30, 2014 were as follows:

	USD Notional	Cost
Balance at 12/31/13	2,100,000	$37,704
Options Purchased	26,054,200	132,609
Options Terminated in Closing Sell Transactions	(3,427,000)	(20,629)
Options Expired	(17,942,200)	(77,535)
Balance at 6/30/14	6,785,000	$72,149

Transactions in purchased interest rate swaptions for Balanced during the period ended June 30, 2014 were as follows:

	USD Notional	GBP Notional	Cost
Balance at 12/31/13	—	—	$—
Options Purchased	162,723,598	28,198,000	711,097
Options Terminated in Closing Sell Transactions	(35,494,000)	(28,198,000)	(179,692)
Options Expired	—	—	—
Balance at 6/30/14	127,229,598	—	$531,405

Transactions in written foreign currency options for Balanced during the period ended June 30, 2014 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/13	—	$—
Options Written	6,245,000	32,121
Options Terminated in Closing Purchase Transactions	(1,097,000)	(2,797)
Options Expired	(2,180,000)	(8,284)
Balance at 6/30/14	2,968,000	$21,040

Transactions in written interest rate swaptions for Balanced during the year ended June 30, 2014 were as follows:

	USD Notional	GBP Notional	Premiums Received
Balance at 12/31/13	—	—	$—
Options Written	135,174,000	6,260,000	329,817
Options Terminated in Closing Purchase Transactions	(35,494,000)	(6,260,000)	(116,548)
Options Expired	—	—	—
Balance at 6/30/14	99,680,000	—	$213,269

31

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 9 — PURCHASED AND WRITTEN OPTIONS (continued)

Transactions in purchased interst rate swaptions for Intermediate Bond during the period ended June 30, 2014 were as follows:

	USD Notional	Cost
Balance at 12/31/13	—	$—
Options Purchased	4,860,059,485	20,885,915
Options Terminated in Closing Sell Transactions	—	—
Options Expired	—	—
Balance at 6/30/2014	4,860,059,485	$20,885,915

Transactions in written interest rate swaptions for Intermediate Bond during the period ended June 30, 2014 were as follows:

	USD Notional	Premiums Received
Balance at 12/31/13	—	$—
Options Written	3,866,240,000	8,330,980
Options Terminated in Closing Purchase Transactions	—	—
Options Expired	—	—
Balance at 6/30/2014	3,866,240,000	$8,330,980

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Balanced
Class I
6/30/2014	231,815	—	610,636	(2,222,914)	(1,380,463)	3,218,147	—	8,579,430	(31,464,658)	(19,667,081)
12/31/2013	544,796	—	904,528	(5,431,175)	(3,981,851)	7,132,513	—	11,524,626	(71,012,966)	(52,355,827)
Class S
6/30/2014	5,716	—	5,568	(57,966)	(46,682)	80,463	—	77,897	(818,050)	(659,690)
12/31/2013	34,801	—	8,534	(81,205)	(37,870)	454,554	—	108,216	(1,053,011)	(490,241)
Global Value Advantage
Class ADV
6/30/2014	11,038	—	3,901	(14,590)	349	98,774	—	34,754	(129,902)	3,626
12/31/2013	46,920	—	5,443	(87,712)	(35,349)	390,030	—	45,612	(732,384)	(296,742)
Class S
6/30/2014	534,396	—	566,924	(1,308,032)	(206,712)	4,889,773	—	5,096,647	(11,793,418)	(1,806,998)
12/31/2013	819,208	—	752,663	(3,618,924)	(2,047,053)	6,924,057	—	6,360,001	(30,506,434)	(17,222,376)
Growth and Income
Class ADV
6/30/2014	196,939	—	—	(3,599,577)	(3,402,638)	6,286,066	—	—	(114,413,887)	(108,127,821)
12/31/2013	1,229,454	886,651	382,137	(8,000,800)	(5,502,558)	9,564,397	23,183,620	11,891,951	(198,987,932)	(154,347,964)
Class I
6/30/2014	691,294	—	—	(3,844,228)	(3,152,934)	22,004,292	—	—	(123,339,464)	(101,335,172)
12/31/2013	10,633,556	8,750,399	849,096	(27,339,586)	(7,106,535)	51,585,607	231,206,800	26,718,804	(526,847,988)	(217,336,777)
Class S
6/30/2014	155,909	—	—	(2,373,290)	(2,217,381)	4,963,947	—	—	(75,428,070)	(70,464,123)
12/31/2013	1,485,386	631,491	279,350	(6,587,175)	(4,190,948)	25,617,444	16,527,516	8,705,057	(165,876,887)	(115,026,870)
Class S2
6/30/2014	2,197	—	—	(477)	1,720	68,600	—	—	(15,155)	53,445
12/31/2013	8,532	123	349	(1,670)	7,334	233,463	3,176	10,775	(40,551)	206,863

32

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Intermediate Bond
Class ADV
6/30/2014	12,626,075	12,168,090	7,836	(12,954,868)	11,847,133	5,873,699	154,197,567	100,693	(10,049,557)	150,122,402
12/31/2013	677,544	—	87,257	(458,645)	306,156	8,735,924	—	1,083,732	(5,838,053)	3,981,603
Class I
6/30/2014	9,117,240	7,270,005	38,257	(12,359,803)	4,065,699	23,781,305	92,812,191	495,430	(65,307,885)	51,781,041
12/31/2013	2,896,960	—	2,327,564	(14,756,853)	(9,532,329)	37,485,182	—	29,094,530	(190,414,507)	(123,834,795)
Class S
6/30/2014	209,698,885	203,703,912	152,716	(222,643,525)	190,911,988	76,406,977	2,585,587,889	1,965,459	(242,833,485)	2,421,126,840
12/31/2013	7,349,411	—	2,886,264	(13,317,263)	(3,081,588)	93,761,496	—	35,876,256	(170,956,813)	(41,319,061)
Class S2
6/30/2014	3,983,454	3,875,395	114	(7,779,278)	79,685	1,382,453	50,331,277	1,468	(49,500,453)	2,214,745
12/31/2013	121,292	—	4,071	(103,101)	22,262	1,555,924	—	50,560	(1,331,480)	275,004
Money Market
Class I
6/30/2014	32,202,208	—	109,900	(107,374,641)	(75,062,533)	32,202,208	—	109,900	(107,374,641)	(75,062,533)
12/31/2013	97,965,837	—	160,387	(305,022,157)	(206,895,933)	97,965,837	—	160,387	(305,022,157)	(206,895,933)
Class S
6/30/2014	1,931	—	16	(33,450)	(31,503)	1,931	—	16	(33,450)	(31,503)
12/31/2013	4,915	—	24	(1,335)	3,604	4,915	—	24	(1,335)	3,604
Small Company
Class ADV
6/30/2014	17,352	—	37,381	(43,156)	11,577	408,620	—	780,154	(985,375)	203,399
12/31/2013	50,981	—	29,625	(103,342)	(22,736)	1,085,894	—	565,528	(2,244,916)	(593,494)
Class I
6/30/2014	1,488,770	—	2,971,526	(2,054,510)	2,405,786	35,855,426	—	63,887,801	(48,170,638)	51,572,589
12/31/2013	1,229,124	—	2,252,991	(4,321,623)	(839,508)	27,025,188	—	44,091,036	(94,484,562)	(23,368,338)
Class S
6/30/2014	102,946	—	620,364	(670,888)	52,422	2,404,946	—	13,126,900	(15,582,045)	(50,199)
12/31/2013	2,025,319	—	497,718	(2,517,774)	5,263	42,702,881	—	9,600,986	(55,181,288)	(2,877,421)
Class S2
6/30/2014	163	—	178	—	341	3,740	—	3,725	—	7,465
12/31/2013	1,093	—	1,084	(12,034)	(9,857)	22,918	—	20,767	(261,347)	(217,662)

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, each Portfolio (except Money Market) can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the

Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of

33

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

collateral provided that the cash collateral is invested solely in overnight repurchase agreements.

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the United States Treasury; United States government or any agency, instrumentality or authority of the United States government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

The following is a summary of the Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2014:

Balanced
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$200,233	$(200,233)	$—
Citigroup Global Markets	1,460,390	(1,460,390)	—
First Clearing LLC	106,735	(106,735)	—
Goldman Sachs & Company	1,544,025	(1,544,025)	—
JPMorgan Clearing Corp.	295,445	(295,445)	—
Nomura Securities International, Inc.	178,135	(178,135)	—
RBC Capital Markets, LLC	302,568	(302,568)	—
RBS Securities Inc.	133,862	(133,862)	—
SG Americas Securities, LLC	233,568	(233,568)	—
UBS Securities LLC	226,785	(226,785)	—
Total	$4,681,746	$(4,681,746)	$—

(1)	Collateral with a fair value of $4,829,061 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.
Global Value Advantage
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Goldman Sachs & Company	$2,366,482	$(2,366,482)	$—
Merrilly Lynch, Pierce, Fenner & Smith Inc.	336,046	(336,046)	—
Total	$2,702,528	$(2,702,528)	$—

(1)	Collateral with a fair value of $2,758,568 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Intermediate Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$4,586,669	$(4,586,669)	$—
Citigroup Global Markets	6,298,199	(6,298,199)	—
Credit Suisse Securities (USA) LLC	5,201,951	(5,201,951)	—
Deutsche Bank Securities Inc.	5,121,232	(5,121,232)	—
Goldman Sachs & Co.	2,032,371	(2,032,371)	—
JPMorgan Clearing Corp.	8,288,950	(8,288,950)	—
Nomura Securities International, Inc.	1,328,126	(1,328,126)	—
Raymond James & Associates, Inc.	308,499	(308,499)	—
RBS Securities Inc.	2,584,558	(2,584,558)	—
Total	$35,750,555	$(35,750,555)	$—

(1)	Collateral with a fair value of $36,681,551 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Small Company
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP PrimeBrokerage	$769,074	$(769,074)	$—
Goldman Sachs & Company	2,228,326	(2,228,326)	—
JPMorgan Clearing Corp.	3,928,447	(3,928,447)	—
Morgan Stanley & Co. LLC	6,349,410	(6,349,410)	—
National Financial Services LLC	1,562,960	(1,562,960)	—
Scotia Capital (USA) Inc.	433,314	(433,314)	—
Total	$15,271,531	$(15,271,531)	$—

(1)	Collateral with a fair value of $15,690,455 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

34

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 12 — CONCENTRATION OF INVESTMENT RISK

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

Foreign Securities (All Portfolios). Investments in foreign (non-U.S.) securities may entail risks not present in domestic investments. Since securities in which the Portfolios may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolios’ investments.

Emerging Markets Investments (Balanced and Intermediate Bond). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries.

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2014		Year Ended October 31, 2013
	Ordinary Income	Long-term Capital Gain	Ordinary Income	Long-term Capital Gain
Balanced	$8,657,327	$—	$11,632,842	$—
Global Value Advantage	5,131,401	—	6,405,613	—
Growth and Income	—	—	47,349,001	—
Intermediate Bond	2,563,222	—	66,118,947	—
Money Market	109,916	—	159,096	1,315
Small Company	14,880,846	62,917,734	13,616,038	40,662,279

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2013 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

35

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 13 — FEDERAL INCOME TAXES (continued)

	Undistributed Ordinary	Late Year Ordinary Losses	Undistributed Long-term	Post-October Capital Losses	Unrealized Appreciation/	Capital Loss Carryforwards
	Income	Deferred	Capital Gains	Deferred	(Depreciation)	Amount	Character	Expiration
Balanced	$8,603,489	$—	$—	$—	$49,237,968	$(64,733,789)	ST	2017
Global Value Advantage	5,130,752	—	—	—	19,684,942	(27,482,697)	ST	2017
						(6,695,973)	ST	2018
						$(34,178,670)
Growth and Income	—	(1,018,509)	—	—	1,197,797,695	(3,724,767)	ST	2014
						(28,697,136)	ST	2015
						(89,468,936)	ST	2016
						(30,055,855)	ST	2017
						(7,757,268)	LT	None
						$(159,703,962)*
Intermediate Bond	2,527,907	—	—	(4,690,227)	6,686,610	(222,172,483)	ST	2017
Money Market	109,916	—	—	—	—	—	—	—
Small Company	14,878,644	—	62,922,932	—	181,957,832	(3,141,553)	ST	2015
						(1,570,776)	ST	2016
						(520,509)	ST	2017
						$(5,232,838)

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code.

The Portfolios’ major tax jurisdictions are U.S. federal, Arizona, and Massachusetts. The earliest tax year that remains subject to examination by these jurisdictions is 2009.

As of June 30, 2014, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 14 — REORGANIZATIONS

On March 22, 2013, Growth and Income (“Acquiring Portfolio”) acquired all of the net assets of ING UBS U.S. Large Cap Equity Portfolio and ING Growth and Income Core Portfolio (“Acquired Portfolios”), each an open-end investment company, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the Acquired Portfolios’ shareholders on February 27, 2013. The purposes of the transaction were to combine portfolios with comparable investment objectives, policies, restrictions and portfolio holdings. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the

Acquired Portfolios were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2013, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the year ended December 31, 2013, are as follows:

Net investment income	$45,862,312
Net realized and unrealized loss on investments	$1,136,059,086
Net increase in net assets resulting from operations	$1,181,921,398

36

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 14 — REORGANIZATIONS (continued)

Because the combined investment Portfolios have been managed as a single integrated Portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolios that have been included in the Acquiring Portfolio’s statement of operations since March 22, 2013. Net assets and unrealized appreciation as of the reorganization date were as follows:

Acquiring Portfolio	Acquired Portfolios	Total Net Assets of Acquired Portfolios (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Capital Loss Carryforwards	Acquired Unrealized Appreciation (000s)	Portfolio Conversion Ratio
Growth and Income	ING Growth and Income Core Portfolio	$126,942	$4,077,079	$77,061	$14,883	1.2161
Growth and Income	ING UBS U.S Large Cap Equity Portfolio	$143,979	$4,077,079	$81,753	$8,900	0.4094

The net assets of the Acquiring Portfolio after the acquisition were $4,348,000,540.

On March 14, 2014, Intermediate Bond (“Acquiring Portfolio”) acquired all of the net assets of ING Bond Portfolio (“Acquired 1 Portfolio”), an open-end investment company, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the shareholders of the Acquired 1 Portfolio on February 27, 2014. The purposes of the transaction were to combine two portfolios with comparable investment objectives, policies, restrictions, portfolio holdings and management. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired 1 Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed on January 1, 2014, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the period ended June 30, 2014, are as follows:

Net investment income	$54,869,743
Net realized and unrealized gain on investments	$165,684,308
Net increase in net assets resulting from operations	$220,554,051

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired 1 Portfolio that have been included in the Acquiring Portfolio’s statement of operations since March 14, 2014. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

Total Net Assets of Acquired 1 Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired 1 Portfolio’s Capital Loss Carryforwards (000s)	Acquired 1 Portfolio’s Unrealized Depreciation (000s)	Portfolios’ Conversion Ratio
$401,363	$2,027,068	$6,800	$1,198	0.7080

The net assets of the Acquiring Portfolio after the acquisition were $2,428,431,449.

On March 21, 2014, Intermediate Bond (“Acquiring Portfolio”) acquired all of the net assets of ING Total Return Bond Portfolio (“Acquired 2 Portfolio”), an open-end investment company, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the shareholders of the Acquired 2 Portfolio on January 28, 2014. The purposes of the transaction were to combine two portfolios with comparable investment objectives and policies. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired 2 Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

37

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 14 — REORGANIZATIONS (continued)

Assuming the acquisition had been completed on January 1, 2014, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the period ended June 30, 2014, are as follows:

Net investment income	$64,749,326
Net realized and unrealized gain on investments	$187,249,745
Net increase in net assets resulting from operations	$251,999,071

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired 2 Portfolio that have been included in the Acquiring Portfolio’s statement of operations since March 21, 2014. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

Total Net Assets of Acquired 2 Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired 2 Portfolio’s Capital Loss Carryforwards (000s)	Acquired 2 Portfolio’s Unrealized Depreciation (000s)	Portfolios’ Conversion Ratio
$2,481,566	$2,412,823	$—	$37,067	0.8585

The net assets of the Acquiring Portfolio after the acquisition were $4,894,389,260.

NOTE 15 — RESTRUCTURING PLAN

In October 2009, ING Groep N.V. (“ING Groep”) submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of ING Voya Financial, Inc. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

In May 2013, Voya Financial, Inc. conducted an initial public offering of Voya Financial, Inc. common stock (the “IPO”). In October 2013, ING Groep divested additional shares in a secondary offering of common stock of Voya Financial, Inc. In March 2014, ING Groep divested additional shares, reducing its ownership interest in Voya Financial, Inc. below 50%. Voya Financial, Inc. did not receive any proceeds from these offerings.

ING Groep has stated that it intends to sell its remaining interest in Voya Financial, Inc. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep’s remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep’s divestment of its remaining interest in Voya Financial, Inc. may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Investment Adviser and sub-adviser provide services to the Portfolios. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements for the Portfolios, as applicable, in connection with the IPO. Shareholders of each Portfolio approved the new investment advisory and sub-advisory agreements prompted by the IPO, as well as any future advisory and sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. This means that shareholders may not have another opportunity to vote on a new agreement with the Investment Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of Voya Financial, Inc. and its subsidiaries, including the Investment Adviser and affiliated entities that provide services to the Portfolios, and may cause, among other things, interruption of business operations or services, diversion of management’s attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Investment Adviser’s loss of access to the resources of ING Groep, which could adversely affect its business. Since a portion of the shares of Voya Financial, Inc., as a standalone

38

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 15—RESTRUCTURING PLAN (continued)

entity, are publicly held, it is subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The Separation Plan may be implemented in phases. During the time that ING Groep retains a significant interest in Voya Financial, Inc., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect Voya Financial, Inc. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between Voya Financial, Inc. and ING Groep, and could adversely affect Voya Financial, Inc. and the Investment Adviser and its affiliates. Currently, the Investment Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Portfolios and their operations.

NOTE 16 — SUBSEQUENT EVENTS

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

39

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2014 (Unaudited)

Investment Type Allocation as of June 30, 2014 (as a percentage of net assets)

Common Stock	59.6%
Exchange-Traded Funds	10.7%
U.S. Government Agency Obligations	6.6%
Corporate Bonds/Notes	6.3%
U.S. Treasury Obligations	3.9%
Collateralized Mortgage Obligations	3.1%
Foreign Government Bonds	3.0%
Asset-Backed Securities	2.0%
Purchased Options	0.1%
Preferred Stock	0.1%
Assets in Excess of Other Liabilities*	4.6%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 59.6%
	Consumer Discretionary: 8.0%
3,542	Chipotle Mexican Grill, Inc.	$2,098,670	0.4
60,538	Comcast Corp.-Class A	3,249,680	0.6
39,703	Home Depot, Inc.	3,214,355	0.6
56,723	Macy’s, Inc.	3,291,068	0.6
27,943	Nike, Inc.	2,166,980	0.4
745,094	Other Securities	29,687,805	5.4
		43,708,558	8.0
	Consumer Staples: 4.9%
48,866	CVS Caremark Corp.	3,683,030	0.7
25,507	Kimberly-Clark Corp.	2,836,889	0.5
28,280	Molson Coors Brewing Co.	2,097,245	0.4
28,824	PepsiCo, Inc.	2,575,136	0.5
312,024	Other Securities(a)	15,430,675	2.8
		26,622,975	4.9
	Energy: 5.7%
23,630	Anadarko Petroleum Corp.	2,586,776	0.5
35,203	ExxonMobil Corp.	3,544,238	0.7
40,428	Halliburton Co.	2,870,792	0.5
25,213	Occidental Petroleum Corp.	2,587,610	0.5
19,872	Royal Dutch Shell PLC - Class A ADR	1,636,857	0.3

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy (continued)
54,797		Royal Dutch Shell PLC - Class A	$2,264,351	0.4
18,825		Total S.A. ADR	1,359,165	0.3
25,033		Total S.A.	1,811,130	0.3
207,362		Other Securities	12,198,781	2.2
			30,859,700	5.7
		Financials: 11.0%
31,068		Ameriprise Financial, Inc.	3,728,160	0.7
29,937		Discover Financial Services	1,855,495	0.3
61,947		JPMorgan Chase & Co.	3,569,386	0.7
31,309		Prudential Financial, Inc.	2,779,300	0.5
71,105		Wells Fargo & Co.	3,737,279	0.7
2,819,511		Other Securities	43,880,509	8.1
			59,550,129	11.0
		Health Care: 7.1%
10,897		McKesson Corp.	2,029,130	0.4
44,136		Merck & Co., Inc.	2,553,268	0.5
102,912		Pfizer, Inc.	3,054,428	0.5
29,022		St. Jude Medical, Inc.	2,009,774	0.4
398,140		Other Securities	29,017,875	5.3
			38,664,475	7.1
		Industrials: 7.1%
42,188		Ametek, Inc.	2,205,589	0.4
25,306		Boeing Co.	3,219,682	0.6
83,993		General Electric Co.	2,207,336	0.4
15,267		Roper Industries, Inc.	2,229,135	0.4
27,653		Union Pacific Corp.	2,758,387	0.5
1,058,421		Other Securities	25,793,550	4.8
			38,413,679	7.1
		Information Technology: 9.1%
77,008		Apple, Inc.	7,156,353	1.3
81,293		Cisco Systems, Inc.	2,020,131	0.4
2,882		Google, Inc.	1,657,957	0.3
3,545		Google, Inc. – Class A	2,072,655	0.4
32,182		Intuit, Inc.	2,591,617	0.5
133,975		Microsoft Corp.	5,586,758	1.0
52,049		Oracle Corp.	2,109,546	0.4
36,318	@	TE Connectivity Ltd.	2,245,905	0.4
681,408		Other Securities(a)	23,912,881	4.4
			49,353,803	9.1

See Accompanying Notes to Financial Statements

40

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2014 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials: 3.1%
61,056	International Paper Co.	$3,081,496	0.6
427,833	Other Securities(a)	13,524,084	2.5
		16,605,580	3.1
	Telecommunication Services: 1.0%
1,658,074	Other Securities	5,642,460	1.0
	Utilities: 2.6%
99,530	CenterPoint Energy, Inc.	2,541,996	0.5
32,763	DTE Energy Co.	2,551,255	0.5
34,400	Entergy Corp.	2,823,896	0.5
41,442	Pinnacle West Capital Corp.	2,397,005	0.4
226,344	Other Securities(a)	3,988,210	0.7
		14,302,362	2.6
	Total Common Stock (Cost $280,754,921)	323,723,721	59.6

EXCHANGE-TRADED FUNDS: 10.7%
273,300	iShares iBoxx $ High Yield Corporate Bond Fund	26,018,160	4.8
125,200	iShares MSCI Emerging Markets Index Fund	5,412,396	1.0
7,913	iShares Russell 1000 Value Index Fund	801,350	0.1
612,100	SPDR Barclays Capital High Yield Bond ETF	25,542,933	4.7
5,623	Other Securities	408,286	0.1
	Total Exchange-Traded Funds (Cost $56,281,638)	58,183,125	10.7

PREFERRED STOCK: 0.1%
	Financial: 0.0%
1,550	Other Securities	37,975	0.0
	Utilities: 0.1%
64,990	Other Securities	475,034	0.1
	Total Preferred Stock (Cost $442,768)	513,009	0.1

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 6.3%
		Basic Materials: 0.6%
340,000	#	Anglo American Capital PLC, 2.625%, 09/27/17	348,814	0.1
160,000	#,L	FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22	172,200	0.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Basic Materials (continued)
100,000	#	Georgia-Pacific LLC, 3.734%, 07/15/23	$102,592	0.0
135,000	#	Glencore Funding LLC, 2.500%, 01/15/19	134,781	0.0
75,000	#	NOVA Chemicals Corp., 5.250%, 08/01/23	82,219	0.0
127,000	#	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	137,164	0.0
2,369,000		Other Securities	2,482,785	0.5
			3,460,555	0.6
		Communications: 1.1%
142,000	#	COX Communications, Inc., 2.950%, 06/30/23	134,982	0.0
70,000	#	COX Communications, Inc., 4.500%, 06/30/43	66,563	0.0
151,000	#	Gannett Co., Inc., 6.375%, 10/15/23	161,570	0.0
209,000	#	Sirius XM Radio, Inc., 5.875%, 10/01/20	221,540	0.1
200,000	#	Softbank Corp., 4.500%, 04/15/20	204,000	0.0
400,000	#,L	Telefonica Chile SA, 3.875%, 10/12/22	395,248	0.1
4,416,000		Other Securities(a)	4,729,146	0.9
			5,913,049	1.1
		Consumer, Cyclical: 0.2%
200,000	#	DreamWorks Animation SKG, Inc., 6.875%, 08/15/20	216,500	0.0
70,000	#	TRW Automotive, Inc., 4.450%, 12/01/23	71,925	0.0
894,000		Other Securities	945,466	0.2
			1,233,891	0.2
		Consumer, Non-cyclical: 0.6%
87,000	#	Actavis Funding SCS, 3.850%, 06/15/24	88,070	0.0
129,000	#	Actavis Funding SCS, 4.850%, 06/15/44	130,499	0.1
200,000	#	Marfrig Overseas Ltd., 9.500%, 05/04/20	217,000	0.0
100,000	#	Valeant Pharmaceuticals International, 7.000%, 10/01/20	106,750	0.0
100,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	108,375	0.0

See Accompanying Notes to Financial Statements

41

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical (continued)
67,000	#	WM Wrigley Jr Co., 2.400%, 10/21/18	$68,112	0.0
149,000	#	WM Wrigley Jr Co., 2.900%, 10/21/19	152,943	0.1
69,000	#	WM Wrigley Jr Co., 3.375%, 10/21/20	71,527	0.0
2,250,000		Other Securities	2,355,070	0.4
			3,298,346	0.6
		Diversified: 0.1%
450,000	#	Hutchison Whampoa International 12 Ltd., 6.000%, 05/29/49	486,563	0.1
		Energy: 0.8%
57,000	#	Continental Resources, Inc./OK, 3.800%, 06/01/24	57,699	0.0
79,000	#	Enable Midstream Partners L.P., 3.900%, 05/15/24	78,946	0.1
67,000	#	Enable Midstream Partners L.P., 5.000%, 05/15/44	67,664	0.0
600,000	±,X	Greater Ohio Ethanol, LLC, 6.301%, 12/31/13	—	—
80,000	#	Kinder Morgan Finance Co., LLC, 6.000%, 01/15/18	87,800	0.0
121,360	#	QGOG Atlantic / Alaskan Rigs Ltd., 5.250%, 07/30/18	127,276	0.0
400,000	#,L	Reliance Industries Ltd., 5.875%, 12/31/49	393,500	0.1
3,082,000		Other Securities(a)	3,314,634	0.6
			4,127,519	0.8
		Financial: 2.2%
200,000	#	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.950%, 01/30/24	210,750	0.1
636,000		Bank of America Corp., 3.300%-8.000%, 01/11/23-07/29/49	669,605	0.1
400,000		Barclays Bank PLC, 7.625%, 11/21/22	456,000	0.1
97,000	#	Barclays Bank PLC, 6.050%, 12/04/17	110,365	0.0
200,000	#	BPCE SA, 5.150%, 07/21/24	211,437	0.0
200,000	#	BPCE SA, 5.700%, 10/22/23	220,870	0.1
150,000	#	Caixa Economica Federal, 4.500%, 10/03/18	154,312	0.0

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
67,000		Citigroup, Inc., 6.300%, 12/29/49	$68,549	0.0
89,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	119,722	0.0
211,000	#,L	Credit Agricole SA, 7.875%, 01/29/49	230,781	0.1
200,000	#	Credit Suisse AG, 6.500%, 08/08/23	222,500	0.1
117,000		Discover Financial Services, 5.200%, 04/27/22	130,001	0.0
113,000	#	Five Corners Funding Trust, 4.419%, 11/15/23	119,302	0.0
100,000	#	HBOS PLC, 6.750%, 05/21/18	115,390	0.0
181,000	#	International Lease Finance Corp., 7.125%, 09/01/18	210,412	0.1
200,000	#	Itau Unibanco Holding SA/Cayman Island, 5.125%, 05/13/23	199,700	0.0
578,000		JPMorgan Chase & Co., 1.625%-6.125%, 05/15/18-12/29/49	580,923	0.1
481,000		Morgan Stanley, 3.750%-5.000%, 02/25/23-11/24/25	494,196	0.1
200,000	#	RBS Citizens Financial Group, Inc., 4.150%, 09/28/22	201,404	0.0
373,000		Wells Fargo & Co., 4.100%-5.900%, 06/03/26-12/29/49	386,610	0.1
6,175,000		Other Securities	6,633,475	1.2
			11,746,304	2.2
		Industrial: 0.1%
45,000	#	Sealed Air Corp., 8.375%, 09/15/21	51,750	0.0
775,000		Other Securities	814,371	0.1
			866,121	0.1
		Technology: 0.1%
55,000	#	Activision Blizzard, Inc., 5.625%, 09/15/21	59,400	0.0
45,000		Apple, Inc., 4.450%, 05/06/44	45,701	0.0
618,000		Other Securities	628,291	0.1
			733,392	0.1

See Accompanying Notes to Financial Statements

42

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: 0.5%
200,000	#	Abu Dhabi National Energy Co., 5.875%, 12/13/21	$235,000	0.1
200,000	#	Calpine Corp., 6.000%, 01/15/22	216,500	0.0
58,000	#	Duquesne Light Holdings, Inc., 5.900%, 12/01/21	68,517	0.0
86,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	102,229	0.0
200,000	#	Empresa de Energia de Bogota SA, 6.125%, 11/10/21	219,080	0.1
47,000	#	Jersey Central Power & Light Co., 4.700%, 04/01/24	50,344	0.0
35,532	#	Juniper Generation, LLC, 6.790%, 12/31/14	34,936	0.0
1,609,000		Other Securities	1,766,662	0.3
			2,693,268	0.5
		Total Corporate Bonds/Notes (Cost $33,263,777)	34,559,008	6.3

COLLATERALIZED MORTGAGE OBLIGATIONS: 3.1%
154,217		Banc of America Alternative Loan Trust 2004-1, 4.750%, 02/25/19	155,556	0.0
120,000		Banc of America Commercial Mortgage Trust 2007-3, 5.775%, 06/10/49	120,138	0.0
150,000		Banc of America Commercial Mortgage Trust, 6.015%, 02/10/51	159,659	0.0
130,000		Banc of America Merrill Lynch Commercial Mortgage Trust, 5.775%, 06/10/49	136,065	0.0
200,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.350%, 09/10/47	201,416	0.0
74,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.568%, 03/11/41	74,306	0.0
190,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.926%, 07/10/42	187,249	0.1
49,785		Banc of America Mortgage 2005-J Trust, 2.760%, 11/25/35	46,195	0.0
70,000	#	Bank of America Merrill Lynch Commercial Mortgage, Inc., 5.522%, 07/10/43	71,886	0.0

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
170,000	#	Bank of America Merrill Lynch Commercial Mortgage, Inc., 6.229%, 11/10/38	$178,021	0.1
12,475	#	Bear Stearns Commercial Mortgage Securities Trust 2002 Top6, 7.656%, 10/15/36	12,519	0.0
196,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4, 6.037%, 06/11/41	200,530	0.0
70,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6, 5.406%, 11/11/41	77,253	0.0
130,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR6, 5.699%, 11/11/41	144,050	0.1
140,000	#	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18, 5.510%, 02/13/42	135,687	0.0
110,000	#	Bear Stearns Commercial Mortgage Securities Trust 2006-TOP22, 5.757%, 04/12/38	117,093	0.0
237,505	#	Beckman Coulter, Inc., 7.498%, 12/15/18	256,601	0.1
120,000	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.250%, 04/15/40	122,864	0.1
70,000	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.924%, 04/15/40	71,526	0.0
20,418	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.924%, 04/15/40	20,459	0.0
977,514	#,^	Citigroup Commercial Mortgage Trust, 2.389%, 09/10/45	107,097	0.0
110,000	#	Commercial 2004-LNB2 Mortgage Trust, 6.264%, 03/10/39	119,203	0.1
758,098	^	Commercial Mortgage Pass Through Certificates, 1.601%, 04/10/47	67,037	0.0
1,472,256	^	Commercial Mortgage Trust, 1.600%, 10/10/46	132,822	0.0

See Accompanying Notes to Financial Statements

43

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,020,312	^	Commercial Mortgage Trust, 1.929%, 01/10/46	$93,730	0.0
351,405	^	Commercial Mortgage Trust, 2.058%, 12/10/45	35,597	0.0
972,868	^	Commercial Mortgage Trust, 2.087%, 08/15/45	104,196	0.0
1,786,968	^	Commercial Mortgage Trust, 2.146%, 10/15/45	199,665	0.1
2,380,000	#,^	Commercial Mortgage Trust, 0.750%, 10/15/45	107,619	0.0
90,000	#	Credit Suisse Commercial Mortgage Trust Series 2008-C1, 6.175%, 02/15/41	94,240	0.0
16,754	#	Credit Suisse First Boston Mortgage Securities Corp., 5.322%, 08/15/36	16,799	0.0
300,000	#	Credit Suisse First Boston Mortgage Securities Corp., 5.773%, 04/12/49	304,001	0.1
50,000	#	Credit Suisse First Boston Mortgage Securities Corp., 6.444%, 05/15/36	59,389	0.0
80,758	#	Credit Suisse Mortgage Capital Certificates, 3.936%, 07/27/37	81,482	0.0
940,845	#,^	DBUBS 2011-LC1 Mortgage Trust, 1.551%, 11/10/46	28,522	0.0
154,366	^	First Horizon Alternative Mortgage Securities, 6.548%, 12/25/36	34,410	0.0
7,466,948	#,^	FREMF Mortgage Trust, 0.100%, 12/25/44	43,734	0.0
130,000	#	FREMF Mortgage Trust, 5.618%, 04/25/20	147,281	0.0
60,000	#	GE Capital Commercial Mortgage Series 2005-C2, 5.465%, 05/10/43	43,532	0.0
50,000	#	GMAC Commercial Mortgage Securities, Inc. Series 2003-C1 Trust, 5.000%, 05/10/36	50,379	0.0
80,000	#	Greenwich Capital Commercial Funding Corp., 6.160%, 06/10/36	79,963	0.0
970,599	^	GS Mortgage Securities Corp. II, 2.762%, 05/10/45	118,774	0.0
120,000	#	GS Mortgage Securities Trust 2011-GC3, 5.728%, 03/10/44	127,329	0.1

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
40,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. Commercial Mortgage Pass-Thr, 5.746%, 05/15/41	$38,934	0.0
3,175,435	^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.790%, 01/15/46	84,713	0.0
2,195,587	^	JP Morgan Chase Commercial Mortgage Securities Corp., 2.084%, 12/15/47	220,791	0.1
1,798,848	^	JP Morgan Chase Commercial Mortgage Securities Corp., 2.163%, 06/15/45	167,914	0.0
90,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-PM1, 6.161%, 08/12/40	93,297	0.0
1,000,000	#,^	JP Morgan Chase Commercial Mortgage Securities Trust, 0.446%, 12/15/47	26,044	0.0
1,609,614	^	JPMBB Commercial Mortgage Securities Trust 2013-C14, 1.178%, 08/15/46	77,098	0.0
1,299,237	^	JPMBB Commercial Mortgage Securities Trust, 1.454%, 04/15/47	83,579	0.0
140,000		JP Morgan Chase Commercial Mortgage Securities Trust, 5.129%-5.786%, 06/12/41-10/15/42	129,658	0.1
1,442,754	#,^	LB-UBS Commercial Mortgage Trust 2004-C1, 1.000%, 01/15/36	30,459	0.0
190,000	#	LB-UBS Commercial Mortgage Trust 2005-C1, 5.457%, 02/15/40	187,164	0.1
8,510,085	#,^	LB-UBS Commercial Mortgage Trust, 0.850%, 11/15/38	121,210	0.0
90,000	#	LB-UBS Commercial Mortgage Trust, 5.797%, 10/15/36	88,124	0.0
44,089	#	LB-UBS Commercial Mortgage Trust, 5.914%, 10/15/35	44,187	0.0
180,000	#	LB-UBS Commercial Mortgage Trust, 6.096%, 09/15/39	190,090	0.1
180,000	#	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	173,443	0.0

See Accompanying Notes to Financial Statements

44

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,053,664	^	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7, 1.870%, 02/15/46	$195,988	0.0
1,422,927	^	Morgan Stanley Bank of America Merrill Lynch Trust, 1.634%, 12/15/48	96,128	0.0
1,629,248	#,^	Morgan Stanley Bank of America Merrill Lynch Trust, 2.029%, 08/15/45	146,342	0.0
1,553,002	#,^	Morgan Stanley Bank of America Merrill Lynch Trust, 2.310%, 11/15/45	160,708	0.1
370,000	#	Morgan Stanley Capital I Trust 2004-HQ4, 5.517%, 04/14/40	370,249	0.1
170,000	#	Morgan Stanley Capital I Trust 2004-HQ4, 5.537%, 04/14/40	164,106	0.0
112,501		Morgan Stanley Capital I Trust 2004-IQ7, 5.302%, 06/15/38	113,193	0.0
280,000		Morgan Stanley Capital I Trust 2005-HQ6, 5.271%, 07/13/15	274,274	0.1
80,000	#	Morgan Stanley Capital I Trust 2005-HQ6, 5.379%, 08/13/42	75,245	0.0
140,000		Morgan Stanley Capital I Trust 2005-IQ10, 5.416%, 09/15/42	122,262	0.0
141,042		Morgan Stanley Capital I Trust 2007-HQ13, 5.649%, 12/15/44	141,404	0.0
150,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.454%, 01/11/43	156,416	0.0
130,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.419%, 09/15/47	144,676	0.1
100,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.419%, 09/15/47	108,306	0.0
100,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.419%, 09/15/47	103,801	0.0
170,000		Morgan Stanley Capital I, 5.336%, 01/14/42	172,376	0.0
63,000	#	Morgan Stanley Dean Witter Capital I Trust 2002-IQ3, 6.864%, 09/15/37	63,196	0.0
401,820	#	Morgan Stanley Re-REMIC Trust, 5.246%, 12/17/43	403,284	0.1
360,000		Morgan Stanley Capital I Trust, 5.389%-5.831%, 11/12/41-06/11/42	381,894	0.1
3,674,722	#,^	RBSCF Trust, 1.168%, 04/15/24	14,270	0.0

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
235,213	#	Springleaf Mortgage Loan Trust 2013-3, 1.870%, 09/25/57	$235,763	0.0
250,000	#	TIAA CMBS I Trust, 5.770%, 06/19/33	266,984	0.1
970,502	#,^	UBS-Barclays Commercial Mortgage Trust, 2.316%, 08/10/49	114,192	0.0
220,000	#	Wachovia Bank Commercial Mortgage Trust Series 2005-C17, 5.590%, 03/15/42	219,770	0.0
1,416,297	#,^	Wells Fargo Commercial Mortgage Trust 2012-C8, 2.380%, 08/15/45	156,395	0.1
975,317	#,^	Wells Fargo Commercial Mortgage Trust 2012-LC5, 2.278%, 10/15/45	110,384	0.0
1,106,699	#,^	Wells Fargo Mortgage Backed Securities Trust, 1.738%, 06/15/45	102,391	0.0
6,035,570		Other Securities	5,580,332	1.0
		Total Collateralized Mortgage Obligations (Cost $16,230,160)	16,636,908	3.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 6.6%
		Federal Home Loan Mortgage Corporation: 1.4%##
9,429,317	^,W	0.100%-6.500%, due 12/15/17-08/01/44	7,314,824	1.4
		Federal National Mortgage Association: 4.7%##
2,438,692	^	3.000%, due 02/25/33	391,903	0.1
5,077,000	W	3.000%, due 08/01/44	5,004,417	0.9
5,862,000	W	3.500%, due 08/01/44	6,017,709	1.1
5,183,000	W	4.000%, due 07/01/44	5,502,079	1.0
3,466,460	^	5.998%, due 07/25/33	719,629	0.1
7,576,397	W	0.652%-7.500%, due 06/01/16-11/25/42	8,144,770	1.5
			25,780,507	4.7
		Government National Mortgage Association: 0.5%
20,881,545	^	0.630%-7.000%, due 04/20/28-10/20/60	2,769,967	0.5
		Total U.S. Government Agency Obligations (Cost $35,382,085)	35,865,298	6.6

See Accompanying Notes to Financial Statements

45

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: 2.0%
		Automobile Asset-Backed Securities: 0.3%
40,000	#	AmeriCredit Automobile Receivables Trust 2011-3, 5.760%, 12/10/18	$41,992	0.0
190,000	#	AmeriCredit Automobile Receivables Trust, 3.290%, 05/08/20	193,904	0.0
40,000	#	MMCA Automobile Trust, 2.260%, 10/15/20	40,262	0.0
160,000	#	Santander Drive Auto Receivables Trust 2013-A, 3.780%, 10/15/19	168,594	0.1
110,000	#	Santander Drive Auto Receivables Trust 2013-A, 4.710%, 01/15/21	116,668	0.0
1,120,000		Other Securities	1,141,520	0.2
			1,702,940	0.3
		Credit Card Asset-Backed Securities: 0.1%
240,000		Other Securities	246,553	0.1
		Other Asset-Backed Securities: 1.6%
250,000	#	Ares Enhanced Loan Investment Strategy II Ltd., 2.078%, 01/26/20	245,194	0.0
250,000	#	Ares VIR CLO Ltd., 2.130%, 03/12/18	249,158	0.1
500,000	#	Ares XII CLO Ltd., 2.227%, 11/25/20	503,649	0.1
250,000	#	Black Diamond CLO 2005-1 Delaware Corp., 1.001%, 06/20/17	244,268	0.0
250,000	#	Blackrock Senior Income Series II, 2.077%, 05/25/17	247,910	0.0
200,000	#	Carlyle Arnage CLO Ltd., 1.727%, 08/27/21	202,294	0.0
500,000	#	Carlyle High Yield Partners IX Ltd., 0.630%, 08/01/21	477,243	0.1
200,000	#	Castle Garden Funding, 1.977%, 10/27/20	198,153	0.1
100,000	#	Castle Garden Funding, 6.560%, 10/27/20	108,412	0.0
200,000	#	CIFC Funding 2006-I Ltd., 1.828%, 10/20/20	193,193	0.1
200,000	#	CIFC Funding 2006-II Ltd., 1.827%, 03/01/21	191,712	0.0
52,483	#	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, 12/25/37	52,494	0.0

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
500,000	#	Dryden VIII Leveraged Loan CDO 2005, 1.978%, 05/22/17	$497,500	0.1
45,172	#	Emporia Preferred Funding II Corp., 0.508%, 10/18/18	45,157	0.0
250,000	#	Gulf Stream - Compass CLO, 3.678%, 10/28/19	250,126	0.1
250,000	#	Gulf Stream - Sextant CLO, 0.927%, 08/21/20	245,527	0.0
80,000	#	Invitation Homes 2013-SFR1 Trust, 2.900%, 12/17/30	79,708	0.0
50,000	#	Invitation Homes Trust, 1.154%, 06/17/31	50,192	0.0
130,000	#	Invitation Homes Trust, 2.252%, 06/17/31	131,488	0.1
250,000	#	Katonah IX CLO Ltd., 0.949%, 01/25/19	240,944	0.0
330,000	#	Kingsland III Ltd., 0.877%, 08/24/21	316,656	0.1
225,000	#	Madison Park Funding I Ltd., 0.993%, 05/10/19	224,482	0.0
330,000	#	Madison Park Funding Ltd., 2.123%, 05/10/19	330,080	0.1
250,000	#	Momentum Capital Fund Ltd., 1.628%, 09/18/21	244,962	0.0
250,000	#	MSIM Peconic Bay Ltd., 2.228%, 07/20/19	251,346	0.0
250,000	#	Octagon Investment Partners VIII Ltd, 1.931%, 09/15/17	247,948	0.0
300,000	#	Silverado CLO 2006-I Ltd., 1.978%, 04/11/20	294,147	0.1
200,000	#	Stanfield Arnage CLO Ltd., 2.427%, 08/27/21	200,406	0.0
300,000	#	Stanfield Bristol CLO Ltd, 0.674%, 10/15/19	298,401	0.1
50,000	#	Trade MAPS 1 Ltd., 2.403%, 12/10/18	50,563	0.0
600,000	#	WhiteHorse III Ltd./Corp, 0.975%, 05/01/18	597,956	0.1
400,000	#	WhiteHorse III Ltd/Corp, 2.075%, 05/01/18	394,599	0.1
910,645		Other Securities	811,106	0.2
			8,716,974	1.6

See Accompanying Notes to Financial Statements

46

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2014 (Unaudited) (continued)

Principal Amount†				Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
			Other Asset-Backed Securities (continued)
			Total Asset-Backed Securities (Cost $10,559,095)	$10,666,467	2.0
U.S. TREASURY OBLIGATIONS: 3.9%
			U.S. Treasury Bonds: 0.7%
	660,000		3.125%, due 02/15/43	634,167	0.1
	3,186,000		3.625%, due 02/15/44	3,355,753	0.6
				3,989,920	0.7
			U.S. Treasury Notes: 3.2%
	5,003,000		0.500%, due 06/30/16	5,007,103	0.9
	2,356,000		1.625%, due 06/30/19	2,355,724	0.5
	5,486,000		2.125%, due 06/30/21	5,483,855	1.0
	2,027,000		2.500%, due 05/15/24	2,023,041	0.4
	2,183,000		0.875%-1.750%, due 07/31/15-05/31/19	2,183,652	0.4
				17,053,375	3.2
			Total U.S. Treasury Obligations (Cost $20,956,923)	21,043,295	3.9
FOREIGN GOVERNMENT BONDS: 3.0%
	99,700	#	Belize Government International Bond, 5.000%, 02/20/38	70,787	0.0
	100,000	#	Dominican Republic International Bond, 6.600%, 01/28/24	109,400	0.0
	250,000	#	El Fondo MIVIVIENDA S.A., 3.500%, 01/31/23	239,375	0.1
	20,000	#	El Salvador Government International Bond, 5.875%, 01/30/25	19,680	0.0
	200,000	#	Hrvatska Elektroprivreda, 6.000%, 11/09/17	212,750	0.0
EUR	1,760,000		Italy Buoni Poliennali Del Tesoro, 3.750%, 09/01/24	2,604,706	0.5
	200,000	#	Kazakhstan Temir Zholy Finance BV, 6.950%, 07/10/42	219,500	0.0
	228,000	#	Lithuania Government International Bond, 5.125%, 09/14/17	251,799	0.1
	19,000	#	Petroleos Mexicanos, 4.875%, 01/18/24	20,425	0.0
	10,000	#	Romanian Government International Bond, 4.375%, 08/22/23	10,298	0.0

Principal Amount†				Value	Percentage of Net Assets
			FOREIGN GOVERNMENT BONDS: (continued)
EUR	1,110,000	#	Spain Government Bond, 3.800%, 04/30/24	$1,666,839	0.3
CAD	89,530,688		Other Securities(a)	10,703,374	2.0
			Total Foreign Government Bonds (Cost $15,850,151)	16,128,933	3.0

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.1%
		Interest Rate Swaptions: 0.1%
12,021,000	@	Pay a fixed rate equal to 4.900% and receive a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 05/29/15 Counterparty: Citigroup, Inc.	28,605	0.0
1,373,000	@	Pay a fixed rate equal to 5.030% and receive a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 05/22/15 Counterparty: Citigroup, Inc.	2,265	0.0
24,920,000	@	Receive a fixed rate equal to 1.500% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 09/16/14 Counterparty: JPMorgan Chase & Co.	18,423	0.0
10,940,000	@	Receive a fixed rate equal to 1.500% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 09/16/14 Counterparty: JPMorgan Chase & Co.	8,088	0.0
13,980,000	@	Receive a fixed rate equal to 1.500% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 09/16/14 Counterparty: JPMorgan Chase & Co.	10,335	0.0
13,980,000	@	Receive a fixed rate equal to 1.950% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 09/16/14 Counterparty: JPMorgan Chase & Co.	134,103	0.0

See Accompanying Notes to Financial Statements

47

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2014 (Unaudited) (continued)

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: (continued)
		Interest Rate Swaptions (continued)
10,940,000	@	Receive a fixed rate equal to 1.950% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 09/16/14 Counterparty: JPMorgan Chase & Co.	$104,942	0.0
24,920,000	@	Receive a fixed rate equal to 1.950% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 09/16/14 Counterparty: JPMorgan Chase & Co.	239,046	0.1
14,155,598	@	Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 5.008%, Exp. 05/29/15 Counterparty: Goldman Sachs & Co.	25,574	0.0
			571,381	0.1
		Options on Currencies: 0.0%
3,277,000	@	Call EUR vs. Put USD Currency Option, Strike @ 1.380, Exp. 07/31/14 Counterparty: Barclays Bank PLC	7,019	0.0
540,000	@	Call ZAR vs. Put USD Currency Option, Strike @ 10.230, Exp. 10/01/14 Counterparty: Barclays Bank PLC	1,871	0.0
1,100,000	@	Call ZAR vs. Put USD Currency Option, Strike @ 10.550, Exp. 09/10/14 Counterparty: Barclays Bank PLC	10,322	0.0
1,368,000	@	EUR Put vs. USD Call Currency Option, Strike @ 1.320, Exp. 07/31/14 Counterparty: Deutsche Bank AG	137	0.0
500,000	@	Put USD vs. Call BRL Currency Option, Strike @ 2.190, Exp. 10/01/14 Counterparty: Deutsche Bank AG	3,243	0.0
			22,592	0.0
		Total Purchased Options (Cost $603,554)	593,973	0.1
		Total Long-Term Investments (Cost $470,325,072)	517,913,737	95.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.6%
	Securities Lending Collateralcc(1): 0.9%
1,146,935	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $1,146,939, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,169,874, due 07/15/14-04/20/64)	$1,146,935	0.2
388,256	Credit Suisse Securities, Repurchase Agreement dated 06/30/14, 0.06%, due 07/01/14 (Repurchase Amount $388,257, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $396,024, due 08/15/14- 11/15/43)	388,256	0.1
1,146,935	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $1,146,937, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $1,169,877, due 07/10/14-08/15/42)	1,146,935	0.2
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Securities, 0.750%-6.125%, Market Value plus accrued interest $1,020,000, due 12/31/17-04/15/28)	1,000,000	0.2

See Accompanying Notes to Financial Statements

48

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2014 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1) (continued)
1,146,935	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,146,938, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,169,874, due 07/01/14-07/15/56)	$1,146,935	0.2
		4,829,061	0.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 2.7%
14,950,687	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $14,950,687)	14,950,687	2.7
	Total Short-Term Investments (Cost $19,779,748)	19,779,748	3.6
	Total Investments in Securities (Cost $490,104,820)	$537,693,485	99.0
	Assets in Excess of Other Liabilities	5,656,796	1.0
	Net Assets	$543,350,281	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2014.

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

@	Non-income producing security

ADR	American Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.

W	Settlement is on a when-issued or delayed-delivery basis.

L	Loaned security, a portion or all of the security is on loan at June 30, 2014.

±	Defaulted security

X	Fair value determined by Voya funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	EU Euro

GBP	British Pound

MXN	Mexican Peso

NGN	Nigerian Naira

Cost for federal income tax purposes is $491,180,285.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$50,768,587
Gross Unrealized Depreciation	(4,255,387)
Net Unrealized Appreciation	$46,513,200

See Accompanying Notes to Financial Statements

49

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2014 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$36,790,912	$6,917,646	$—	$43,708,558
Consumer Staples	20,762,521	5,860,454	—	26,622,975
Energy	26,044,212	4,815,488	—	30,859,700
Financials	44,765,769	14,784,360	—	59,550,129
Health Care	32,360,385	6,304,090	—	38,664,475
Industrials	31,469,023	6,944,656	—	38,413,679
Information Technology	47,123,523	2,230,280	—	49,353,803
Materials	12,575,829	4,029,751	—	16,605,580
Telecommunication Services	3,726,592	1,915,868	—	5,642,460
Utilities	12,409,752	1,892,610	—	14,302,362
Total Common Stock	268,028,518	55,695,203	—	323,723,721
Exchange-Traded Funds	58,183,125	—	—	58,183,125
Preferred Stock	513,009	—	—	513,009
Purchased Options	—	593,973	—	593,973
Corporate Bonds/Notes	—	34,559,008	—	34,559,008
Collateralized Mortgage Obligations	—	16,380,307	256,601	16,636,908
Short-Term Investments	14,950,687	4,829,061	—	19,779,748
U.S. Treasury Obligations	—	21,043,295	—	21,043,295
Foreign Government Bonds	—	16,128,933	—	16,128,933
Asset-Backed Securities	—	10,615,904	50,563	10,666,467
U.S. Government Agency Obligations	—	35,865,298	—	35,865,298
Total Investments, at fair value	$341,675,339	$195,710,982	$307,164	$537,693,485
Other Financial Instruments+
Centrally Cleared Swaps	—	94,490	—	94,490
Forward Foreign Currency Contracts	—	618,247	—	618,247
Futures	261,452	—	—	261,452
OTC Swaps	—	13,841	—	13,841
Total Assets	$341,936,791	$196,437,560	$307,164	$538,681,515

See Accompanying Notes to Financial Statements

50

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2014 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(7,722)	$—	$(7,722)
Forward Foreign Currency Contracts	—	(879,416)	—	(879,416)
Futures	(96,689)	—	—	(96,689)
OTC Swaps	—	(172,562)	—	(172,562)
Written Options	—	(308,395)	—	(308,395)
Total Liabilities	$(96,689)	$(1,368,095)	$—	$(1,464,784)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2014, the following forward foreign currency contracts were outstanding for the Voya Balanced Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	British Pound	627,622	Buy	08/22/14	$1,066,000	$1,073,669	$7,669
Barclays Bank PLC	EU Euro	730,067	Buy	08/22/14	993,164	999,881	6,717
Barclays Bank PLC	British Pound	2,636,298	Buy	08/22/14	4,473,012	4,509,900	36,888
Barclays Bank PLC	Canadian Dollar	585,935	Buy	08/22/14	543,000	548,398	5,398
Barclays Bank PLC	Norwegian Krone	6,739,937	Buy	08/22/14	1,103,000	1,096,630	(6,370)
Barclays Bank PLC	Indonesian Rupiah	6,477,300,000	Buy	08/22/14	540,000	542,260	2,260
Barclays Bank PLC	Hungarian Forint	93,862,080	Buy	09/12/14	414,000	413,857	(143)
Barclays Bank PLC	EU Euro	1,107,827	Buy	08/22/14	1,506,839	1,517,251	10,412
Barclays Bank PLC	Brazilian Real	1,241,451	Buy	09/12/14	542,000	550,242	8,242
Barclays Bank PLC	British Pound	212,528	Buy	08/22/14	357,288	363,571	6,283
Barclays Bank PLC	EU Euro	796,676	Buy	08/22/14	1,093,000	1,091,107	(1,893)
Barclays Bank PLC	Swedish Krona	3,491,580	Buy	08/22/14	531,000	522,271	(8,729)
Barclays Bank PLC	EU Euro	328,956	Buy	08/22/14	451,000	450,530	(470)
Barclays Bank PLC	New Zealand Dollar	649,623	Buy	08/22/14	558,000	565,993	7,993
Barclays Bank PLC	Turkish Lira	897,605	Buy	09/12/14	419,000	417,341	(1,659)
Barclays Bank PLC	Australian Dollar	589,533	Buy	08/22/14	548,000	553,788	5,788
Barclays Bank PLC	Canadian Dollar	2,600,507	Buy	08/22/14	2,380,000	2,433,911	53,911
Barclays Bank PLC	British Pound	659,223	Buy	08/22/14	1,110,000	1,127,729	17,729
Barclays Bank PLC	EU Euro	418,566	Buy	08/22/14	585,000	573,257	(11,743)
Barclays Bank PLC	Norwegian Krone	3,217,571	Buy	08/22/14	545,000	523,519	(21,481)
Barclays Bank PLC	Russian Ruble	19,583,652	Buy	09/12/14	552,903	567,393	14,490
Barclays Bank PLC	Australian Dollar	486,089	Buy	08/22/14	452,000	456,617	4,617
Barclays Bank PLC	EU Euro	53,971	Buy	08/22/14	74,888	73,917	(971)
Barclays Bank PLC	EU Euro	9,212,805	Buy	08/22/14	12,783,273	12,617,618	(165,655)
Barclays Bank PLC	Indian Rupee	24,098,345	Buy	08/22/14	392,098	397,855	5,757
Barclays Bank PLC	Russian Ruble	535,845	Buy	09/12/14	14,976	15,525	549
Barclays Bank PLC	Chilean Peso	4,746,163	Buy	09/12/14	8,456	8,516	60
Citigroup, Inc.	EU Euro	361,252	Buy	08/22/14	503,000	494,761	(8,239)
Citigroup, Inc.	New Zealand Dollar	2,552,335	Buy	08/22/14	2,219,000	2,223,759	4,759
Citigroup, Inc.	Australian Dollar	2,360,329	Buy	08/22/14	2,210,000	2,217,217	7,217
Citigroup, Inc.	Canadian Dollar	1,495,203	Buy	08/22/14	1,392,000	1,399,416	7,416
Citigroup, Inc.	Norwegian Krone	14,236,862	Buy	08/22/14	2,353,000	2,316,426	(36,574)

See Accompanying Notes to Financial Statements

51

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2014 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Citigroup, Inc.	Hungarian Forint	29,600,000	Buy	09/12/14	129,911	130,513	602
Citigroup, Inc.	Japanese Yen	13,013,569	Buy	08/22/14	127,000	128,509	1,509
Citigroup, Inc.	Swedish Krona	1,480,494	Buy	08/22/14	225,000	221,452	(3,548)
Citigroup, Inc.	New Zealand Dollar	578,284	Buy	08/22/14	497,000	503,838	6,838
Citigroup, Inc.	South African Rand	4,859,453	Buy	09/12/14	444,000	451,376	7,376
Citigroup, Inc.	Japanese Yen	283,688,713	Buy	08/22/14	2,789,000	2,801,419	12,419
Citigroup, Inc.	Hong Kong Sar Dollar	83,689	Buy	08/22/14	10,798	10,794	(4)
Citigroup, Inc.	Japanese Yen	356,368,998	Buy	08/22/14	3,494,149	3,519,135	24,986
Citigroup, Inc.	Malaysian Ringgit	1,861,173	Buy	08/22/14	567,967	578,697	10,730
Citigroup, Inc.	Thai Baht	4,334,011	Buy	08/22/14	133,225	133,216	(9)
Citigroup, Inc.	South African Rand	3,579,364	Buy	09/12/14	339,396	332,474	(6,922)
Citigroup, Inc.	Czech Koruna	691,978	Buy	09/12/14	34,441	34,550	109
Citigroup, Inc.	Polish Zloty	1,649,838	Buy	09/12/14	534,821	540,767	5,946
Credit Suisse Group AG	Swedish Krona	1,444,805	Buy	08/22/14	219,000	216,114	(2,886)
Credit Suisse Group AG	Mexican Peso	6,568,455	Buy	09/12/14	503,717	503,762	45
Deutsche Bank AG	Swiss Franc	489,642	Buy	08/22/14	548,000	552,384	4,384
Deutsche Bank AG	Australian Dollar	1,734,262	Buy	08/22/14	1,628,000	1,629,109	1,109
Deutsche Bank AG	Swedish Krona	3,671,025	Buy	08/22/14	564,000	549,112	(14,888)
Deutsche Bank AG	British Pound	485,112	Buy	08/22/14	826,000	829,878	3,878
Deutsche Bank AG	South Korean Won	3,785,206	Buy	08/22/14	3,713	3,734	21
Deutsche Bank AG	Malaysian Ringgit	1,108,417	Buy	08/22/14	343,450	344,642	1,192
Deutsche Bank AG	New Zealand Dollar	743,328	Buy	08/22/14	649,000	647,636	(1,364)
Deutsche Bank AG	Swedish Krona	1,843,553	Buy	08/22/14	274,000	275,759	1,759
Deutsche Bank AG	British Pound	294,711	Buy	08/22/14	502,000	504,160	2,160
Deutsche Bank AG	Indian Rupee	32,340,750	Buy	08/22/14	535,000	533,934	(1,066)
Deutsche Bank AG	EU Euro	551,292	Buy	08/22/14	747,000	755,035	8,035
Deutsche Bank AG	Mexican Peso	7,100,417	Buy	09/12/14	542,000	544,560	2,560
Deutsche Bank AG	South African Rand	2,852,858	Buy	09/12/14	265,000	264,991	(9)
Deutsche Bank AG	New Zealand Dollar	362,740	Buy	08/22/14	308,000	316,042	8,042
Deutsche Bank AG	Japanese Yen	27,585,302	Buy	08/22/14	272,000	272,404	404
Deutsche Bank AG	Swiss Franc	1,459,479	Buy	08/22/14	1,642,000	1,646,494	4,494
Deutsche Bank AG	Japanese Yen	283,724,970	Buy	08/22/14	2,789,000	2,801,778	12,778
Deutsche Bank AG	Danish Krone	849,772	Buy	08/22/14	158,072	156,116	(1,956)
Deutsche Bank AG	South Korean Won	1,162,291,505	Buy	08/22/14	1,125,815	1,146,459	20,644
Deutsche Bank AG	Norwegian Krone	6,743,801	Buy	08/22/14	1,127,255	1,097,259	(29,996)
Deutsche Bank AG	Philippine Peso	24,504,023	Buy	08/22/14	551,272	561,620	10,348
Deutsche Bank AG	Singapore Dollar	99,066	Buy	08/22/14	79,240	79,451	211
Deutsche Bank AG	Peruvian Nuevo Sol	773,818	Buy	09/12/14	275,086	274,360	(726)
Deutsche Bank AG	Turkish Lira	4,904	Buy	09/12/14	2,286	2,280	(6)
Goldman Sachs & Co.	EU Euro	1,636,761	Buy	08/22/14	2,233,000	2,241,665	8,665
Goldman Sachs & Co.	Canadian Dollar	1,495,057	Buy	08/22/14	1,392,000	1,399,279	7,279
Goldman Sachs & Co.	Swedish Krona	7,337,451	Buy	08/22/14	1,100,000	1,097,536	(2,464)
Goldman Sachs & Co.	Norwegian Krone	1,390,269	Buy	08/22/14	232,000	226,205	(5,795)
Goldman Sachs & Co.	Norwegian Krone	154,585	Buy	08/22/14	25,960	25,151	(809)
JPMorgan Chase & Co.	New Zealand Dollar	23,618	Buy	08/22/14	20,234	20,578	344
Goldman Sachs & Co.	Polish Zloty	162,115	Buy	09/12/14	53,000	53,136	136
Goldman Sachs & Co.	Mexican Peso	3,144,202	Buy	09/12/14	241,702	241,141	(561)
HSBC	Polish Zloty	1,670,265	Buy	09/12/14	547,000	547,463	463
HSBC	Peruvian Nuevo Sol	1,528,000	Buy	09/12/14	541,000	541,759	759
HSBC	Hungarian Forint	122,698,800	Buy	09/12/14	540,000	541,003	1,003
HSBC	Brazilian Real	6,456	Buy	09/12/14	2,809	2,862	53
JPMorgan Chase & Co.	Canadian Dollar	344,579	Buy	08/22/14	322,000	322,504	504
JPMorgan Chase & Co.	Canadian Dollar	230,807	Buy	08/22/14	215,000	216,020	1,020
JPMorgan Chase & Co.	Swedish Krona	1,825,490	Buy	08/22/14	271,000	273,057	2,057
JPMorgan Chase & Co.	Australian Dollar	555,668	Buy	08/22/14	518,000	521,977	3,977
JPMorgan Chase & Co.	New Zealand Dollar	613,523	Buy	08/22/14	529,000	534,540	5,540

See Accompanying Notes to Financial Statements

52

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2014 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase & Co.	Australian Dollar	217,832	Buy	08/22/14	204,000	204,624	624
JPMorgan Chase & Co.	British Pound	273,701	Buy	08/22/14	460,000	468,219	8,219
JPMorgan Chase & Co.	EU Euro	185,622	Buy	08/22/14	253,000	254,223	1,223
JPMorgan Chase & Co.	EU Euro	214,737	Buy	08/22/14	292,000	294,099	2,099
JPMorgan Chase & Co.	British Pound	456,422	Buy	08/22/14	769,000	780,798	11,798
JPMorgan Chase & Co.	Japanese Yen	13,430,778	Buy	08/22/14	132,000	132,629	629
UBS AG	EU Euro	418,874	Buy	08/22/14	570,000	573,679	3,679
UBS AG	Japanese Yen	28,657,742	Buy	08/22/14	282,000	282,995	995
UBS AG	Canadian Dollar	253,523	Buy	08/22/14	236,000	237,281	1,281
UBS AG	Norwegian Krone	3,862,254	Buy	08/22/14	631,000	628,413	(2,587)
UBS AG	Swedish Krona	2,157,458	Buy	08/22/14	322,000	322,713	713
UBS AG	EU Euro	690,617	Buy	08/22/14	940,000	945,852	5,852
UBS AG	Canadian Dollar	357,377	Buy	08/22/14	329,000	334,482	5,482
UBS AG	Swedish Krona	1,970,369	Buy	08/22/14	297,000	294,728	(2,272)
UBS AG	British Pound	272,092	Buy	08/22/14	460,000	465,467	5,467
UBS AG	Norwegian Krone	1,731,996	Buy	08/22/14	288,000	281,807	(6,193)
UBS AG	Norwegian Krone	2,090,599	Buy	08/22/14	350,000	340,153	(9,847)
UBS AG	Swedish Krona	1,505,036	Buy	08/22/14	227,000	225,123	(1,877)
UBS AG	Norwegian Krone	1,618,277	Buy	08/22/14	272,000	263,304	(8,696)
UBS AG	Norwegian Krone	3,098,427	Buy	08/22/14	522,000	504,133	(17,867)
UBS AG	Swiss Franc	453,310	Buy	08/22/14	516,000	511,397	(4,603)
							$55,717

Barclays Bank PLC	EU Euro	402,621	Sell	08/22/14	$550,000	$551,419	$(1,419)
Barclays Bank PLC	South Korean Won	255,693,700	Sell	08/22/14	251,000	252,211	(1,211)
Barclays Bank PLC	New Zealand Dollar	594,950	Sell	08/22/14	516,000	518,359	(2,359)
Barclays Bank PLC	Swedish Krona	7,383,145	Sell	08/22/14	1,100,000	1,104,371	(4,371)
Barclays Bank PLC	New Zealand Dollar	628,009	Sell	08/22/14	540,000	547,162	(7,162)
Barclays Bank PLC	Australian Dollar	626,731	Sell	08/22/14	586,000	588,731	(2,731)
Barclays Bank PLC	British Pound	2,632,912	Sell	08/22/14	4,419,667	4,504,108	(84,441)
Barclays Bank PLC	Brazilian Real	1,233,594	Sell	09/12/14	547,000	546,760	240
Barclays Bank PLC	Indian Rupee	16,337,685	Sell	08/22/14	273,000	269,729	3,271
Barclays Bank PLC	South African Rand	5,890,536	Sell	09/12/14	540,000	547,150	(7,150)
Barclays Bank PLC	EU Euro	1,152,354	Sell	08/22/14	1,582,232	1,578,234	3,998
Barclays Bank PLC	Norwegian Krone	3,115,547	Sell	08/22/14	524,000	506,919	17,081
Barclays Bank PLC	Swiss Franc	921,250	Sell	08/22/14	1,039,000	1,039,298	(298)
Barclays Bank PLC	EU Euro	419,863	Sell	08/22/14	585,000	575,034	9,966
Barclays Bank PLC	EU Euro	506,255	Sell	08/22/14	705,000	693,353	11,647
Barclays Bank PLC	Swedish Krona	1,613,776	Sell	08/22/14	246,111	241,389	4,722
Barclays Bank PLC	Taiwan New Dollar	122,860	Sell	08/22/14	4,097	4,119	(22)
Barclays Bank PLC	South African Rand	661,064	Sell	09/12/14	62,673	61,403	1,270
Barclays Bank PLC	Hungarian Forint	446,553	Sell	09/12/14	1,997	1,969	28
Barclays Bank PLC	South African Rand	2,256,484	Sell	09/12/14	213,930	209,597	4,333
Barclays Bank PLC	Russian Ruble	19,363,995	Sell	09/12/14	541,196	561,029	(19,833)
Citigroup, Inc.	British Pound	474,894	Sell	08/22/14	808,000	812,398	(4,398)
Citigroup, Inc.	New Zealand Dollar	211,864	Sell	08/22/14	183,000	184,590	(1,590)
Citigroup, Inc.	EU Euro	1,606,986	Sell	08/22/14	2,190,000	2,200,886	(10,886)
Citigroup, Inc.	Norwegian Krone	3,426,381	Sell	08/22/14	567,000	557,494	9,506
Citigroup, Inc.	Norwegian Krone	1,881,067	Sell	08/22/14	313,000	306,061	6,939
Citigroup, Inc.	Canadian Dollar	999,867	Sell	08/22/14	919,545	935,813	(16,268)
Citigroup, Inc.	Czech Koruna	5,893,138	Sell	09/12/14	292,000	294,242	(2,242)
Citigroup, Inc.	Indian Rupee	23,949,240	Sell	08/22/14	392,000	395,393	(3,393)
Citigroup, Inc.	Norwegian Krone	3,221,154	Sell	08/22/14	545,000	524,102	20,898
Citigroup, Inc.	Norwegian Krone	3,225,086	Sell	08/22/14	545,000	524,742	20,258
Citigroup, Inc.	Israeli New Shekel	122,568	Sell	09/12/14	35,409	35,703	(294)
Credit Suisse Group AG	Swiss Franc	243,618	Sell	08/22/14	273,000	274,835	(1,835)

See Accompanying Notes to Financial Statements

53

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2014 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Credit Suisse Group AG	Japanese Yen	64,506,506	Sell	08/22/14	637,000	637,000	0
Credit Suisse Group AG	Canadian Dollar	4,067,597	Sell	08/22/14	3,698,959	3,807,015	(108,056)
Credit Suisse Group AG	Swiss Franc	65,707	Sell	08/22/14	75,020	74,126	894
Credit Suisse Group AG	British Pound	20,842	Sell	08/22/14	35,123	35,655	(532)
Credit Suisse Group AG	New Zealand Dollar	2,589	Sell	08/22/14	2,224	2,255	(31)
Credit Suisse Group AG	New Zealand Dollar	2,214,624	Sell	08/22/14	1,903,197	1,929,523	(26,326)
Deutsche Bank AG	Swiss Franc	531,393	Sell	08/22/14	594,000	599,485	(5,485)
Deutsche Bank AG	EU Euro	738,218	Sell	08/22/14	1,004,000	1,011,045	(7,045)
Deutsche Bank AG	New Zealand Dollar	1,286,404	Sell	08/22/14	1,115,000	1,120,798	(5,798)
Deutsche Bank AG	Australian Dollar	639,864	Sell	08/22/14	600,000	601,067	(1,067)
Deutsche Bank AG	Australian Dollar	329,738	Sell	08/22/14	309,000	309,745	(745)
Deutsche Bank AG	EU Euro	475,281	Sell	08/22/14	647,000	650,933	(3,933)
Deutsche Bank AG	Swedish Krona	5,719,401	Sell	08/22/14	851,000	855,508	(4,508)
Deutsche Bank AG	EU Euro	2,397,091	Sell	08/22/14	3,265,125	3,282,993	(17,868)
Deutsche Bank AG	British Pound	164,383	Sell	08/22/14	279,000	281,208	(2,208)
Deutsche Bank AG	Canadian Dollar	294,840	Sell	08/22/14	274,000	275,952	(1,952)
Deutsche Bank AG	Swedish Krona	5,763,977	Sell	08/22/14	863,000	862,176	824
Deutsche Bank AG	Australian Dollar	564,108	Sell	08/22/14	524,000	529,905	(5,905)
Deutsche Bank AG	Canadian Dollar	883,862	Sell	08/22/14	812,000	827,239	(15,239)
Deutsche Bank AG	South African Rand	2,801,444	Sell	09/12/14	261,000	260,216	784
Deutsche Bank AG	Malaysian Ringgit	226,870	Sell	08/22/14	70,000	70,541	(541)
Deutsche Bank AG	Norwegian Krone	1,756,748	Sell	08/22/14	292,000	285,834	6,166
Deutsche Bank AG	Australian Dollar	205,211	Sell	08/22/14	188,000	192,768	(4,768)
Deutsche Bank AG	Norwegian Krone	1,661,581	Sell	08/22/14	278,000	270,350	7,650
Deutsche Bank AG	Swedish Krona	2,875,159	Sell	08/22/14	436,000	430,066	5,934
Deutsche Bank AG	Mexican Peso	7,190,308	Sell	09/12/14	548,000	551,454	(3,454)
Deutsche Bank AG	British Pound	966,881	Sell	08/22/14	1,620,000	1,654,037	(34,037)
Deutsche Bank AG	Canadian Dollar	68,367	Sell	08/22/14	62,712	63,987	(1,275)
Deutsche Bank AG	New Zealand Dollar	956,087	Sell	08/22/14	823,000	833,005	(10,005)
Deutsche Bank AG	Australian Dollar	1,516,600	Sell	08/22/14	1,396,334	1,424,645	(28,311)
Deutsche Bank AG	Colombian Peso	17,434,165	Sell	09/12/14	8,922	9,240	(318)
Goldman Sachs & Co.	Norwegian Krone	13,408,617	Sell	08/22/14	2,178,000	2,181,666	(3,666)
Goldman Sachs & Co.	Norwegian Krone	6,465,588	Sell	08/22/14	1,075,000	1,051,991	23,009
Goldman Sachs & Co.	Hungarian Forint	122,025,255	Sell	09/12/14	541,000	538,034	2,966
Goldman Sachs & Co.	EU Euro	160,378	Sell	08/22/14	218,000	219,649	(1,649)
Goldman Sachs & Co.	Swedish Krona	1,453,108	Sell	08/22/14	221,000	217,356	3,644
Goldman Sachs & Co.	EU Euro	797,385	Sell	08/22/14	1,093,000	1,092,078	922
HSBC	Brazilian Real	84,882	Sell	09/12/14	36,928	37,622	(694)
HSBC	Romanian New Leu	4,811	Sell	09/12/14	1,479	1,497	(18)
JPMorgan Chase & Co.	EU Euro	183,636	Sell	08/22/14	250,000	251,503	(1,503)
JPMorgan Chase & Co.	EU Euro	246,433	Sell	08/22/14	336,000	337,508	(1,508)
JPMorgan Chase & Co.	EU Euro	582,488	Sell	08/22/14	795,000	797,760	(2,760)
JPMorgan Chase & Co.	Australian Dollar	581,884	Sell	08/22/14	543,000	546,603	(3,603)
UBS AG	Japanese Yen	17,419,325	Sell	08/22/14	171,000	172,015	(1,015)
UBS AG	Norwegian Krone	1,360,106	Sell	08/22/14	226,000	221,298	4,702
UBS AG	Australian Dollar	1,334,741	Sell	08/22/14	1,243,000	1,253,812	(10,812)
							$(316,886)

See Accompanying Notes to Financial Statements

54

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2014 (Unaudited) (continued)

Voya Balanced Portfolio Open Futures Contracts on June 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Australia 10-Year Bond	1	09/15/14	$113,599	$1,109
Australia 3-Year Bond	3	09 /15/14	309,700	1,772
Canada 10-Year Bond	6	09 /19/14	764,613	6,448
Euro-Bobl 5-Year	11	09 /08/14	1,929,933	875
Euro-Bund	8	09 /08/14	1,610,407	3,021
Euro-BUXL 30-Year Bond	5	09 /08/14	921,950	18,228
Euro-Schatz	44	09 /08/14	6,667,178	929
Long Gilt	8	09 /26/14	1,504,929	(4,895)
S&P 500 E-Mini	290	09 /19/14	28,309,800	228,611
Short Gilt	6	09 /26/14	1,062,774	459
U.S. Treasury 2-Year Note	24	09 /30/14	5,270,250	(3,765)
			$48,465,133	$252,792
Short Contracts
U.S. Treasury 10-Year Note	(111)	09 /19/14	(13,894,079)	(48,469)
U.S. Treasury 5-Year Note	(43)	09 /30/14	(5,136,820)	(16,874)
U.S. Treasury Long Bond	(8)	09 /19/14	(1,097,500)	(6,512)
U.S. Treasury Ultra Long Bond	(21)	09 /19/14	(3,148,688)	(16,174)
			$(23,277,087)	$(88,029)

Voya Balanced Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on June 30, 2014:

Credit Default Swaps on Credit Indices - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	CDX.EM.19 Index	Buy	(5.000)	06/20/18	USD	1,036,000	$(98,522)	$(70,651)	$(27,871)
Deutsche Bank AG	CDX.EM.19 Index	Buy	(5.000)	06/20/18	USD	300,000	(28,530)	(19,979)	(8,551)
HSBC	CDX.EM.19 Index	Buy	(5.000)	06/20/18	USD	466,000	(44,316)	(31,148)	(13,168)
							$(171,368)	$(121,778)	$(49,590)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

See Accompanying Notes to Financial Statements

55

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2014 (Unaudited) (continued)

Voya Balanced Portfolio Centrally Cleared Interest Rate Swap Agreements Outstanding on June 30, 2014:

	Termination Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 1.532% and pay a floating rate based on the 6-month GBP-LIBOR-BBA	09/15/16	GBP	8,050,000	$9,327	$9,242
Receive a fixed rate equal to 0.754% and pay a floating rate based on the 6-month JPY-LIBOR-BBA	05/21/24	JPY	777,000,000	42,689	42,460
Receive a fixed rate equal to 4.053% and pay a floating rate based on the 3-month NZD-BBR-FRA	09/16/15	NZD	31,870,000	(7,746)	(7,722)
Receive a fixed rate equal to 2.570% and pay a floating rate based on the 3-month SEK-STIBOR	02/25/24	SEK	5,891,000	42,147	42,788
				$86,417	$86,768

Voya Balanced Portfolio Over-the-Counter Interest Rate Swap Agreements Outstanding on June 30, 2014:

	Termination Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive a fixed rate equal to 4.885% and pay a floating rate based on the 28-day MXN TIIE-BANXICO Counterparty: Deutsche Bank AG	09/10/18	MXN	28,255,000	$13,841	$—	$13,841
Pay a fixed rate equal to 6.600% and receive a floating rate based on the 3-month ZAR-JIBAR- SAFEX Counterparty: Barclays Bank PLC	09/19/15	ZAR	86,938,498	(1,194)	—	(1,194)
				$12,647	$—	$12,647

Voya Balanced Portfolio Written OTC Options on June 30, 2014:

Notional Amount	Counterparty	Description	Exercise Price	Expiration Date	Premiums Received	Fair Value
Options on Currencies
1,100,000	Barclays Bank PLC	Call ZAR vs. Put USD	10.250 USD	09/10/14	$3,642	$(3,009)
500,000	Deutsche Bank AG	Put USD vs. Call BRL	2.100 USD	10/01/14	950	(596)
1,368,000	Deutsche Bank AG	Put USD vs. Call EUR	1.380 USD	07/31/14	16,448	(2,930)
			Total Written OTC Options		$21,040	$(6,535)

Voya Balanced Portfolio Written Swaptions Open on June 30, 2014:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call OTC Swaption	JPMorgan Chase & Co.	3-month USD- LIBOR-BBA	Receive	1.700%	09/16/14	USD	27,960,000	$72,888	$(84,671)
Call OTC Swaption	JPMorgan Chase & Co.	3-month USD- LIBOR-BBA	Receive	1.700%	09/16/14	USD	21,880,000	55,516	(66,259)
Call OTC Swaption	JPMorgan Chase & Co.	3-month USD- LIBOR-BBA	Receive	1.700%	09/16/14	USD	49,840,000	84,865	(150,930)
					Total Written Swaptions			$213,269	$(301,860)

See Accompanying Notes to Financial Statements

56

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2014 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$22,592
Interest rate contracts	Investments in securities at value*	571,381
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	618,247
Interest rate contracts	Unrealized appreciation on OTC swap agreements	13,841
Equity contracts	Net Assets - Unrealized appreciation**	228,611
Interest rate contracts	Net Assets - Unrealized appreciation**	32,841
Interest rate contracts	Net Assets - Unrealized appreciation***	94,490
Total Asset Derivatives		$1,582,003

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$879,416
Credit contracts	Upfront payments received on OTC swap agreements	121,778
Credit contracts	Unrealized depreciation on OTC swap agreements	49,590
Interest rate contracts	Unrealized depreciation on OTC swap agreements	1,194
Interest rate contracts	Net Assets - Unrealized depreciation**	96,689
Interest rate contracts	Net Assets - Unrealized depreciation***	7,722
Foreign exchange contracts	Written Options, at fair value	6,535
Interest rate contracts	Written Options, at fair value	301,860
Total Liability Derivatives		$1,464,784

*	Includes purchased options.

**	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

***	Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Summary Portfolio of Investments. Only current days variation margin receivable/payable is included on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(3,811)	$—	$(3,811)
Equity contracts	—	—	1,082,059	—	—	1,082,059
Foreign exchange contracts	(82,255)	180,774	—	—	8,887	107,406
Interest rate contracts	52,235	—	(293,934)	(108,023)	(36,668)	(386,390)
Total	$(30,020)	$180,774	$788,125	$(111,834)	$(27,781)	$799,264

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(50,714)	$—	$(50,714)
Equity contracts	—	—	128,405	—	—	128,405
Foreign exchange contracts	(12,152)	(149,413)	—	—	14,505	(147,060)
Interest rate contracts	39,976	—	(7,694)	136,035	(88,591)	79,726
Total	$27,824	$(149,413)	$120,711	$85,321	$(74,086)	$10,357

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

57

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2014 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30,2014:

	Barclays Bank PLC	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	Goldman Sachs & Co.	HSBC	JPMorgan Chase & Co.	UBS AG	Totals
Assets:
Purchased options	$19,212	$30,870	$—	$3,380	$25,574	$—	$514,937	$—	$593,973
Forward foreign currency contracts	251,319	147,508	939	103,377	46,621	2,278	38,034	28,171	618,247
Credit default swaps	—	—	—	13,841	—	—	—	—	13,841
Total Assets	$270,531	$178,378	$939	$120,598	$72,195	$2,278	$552,971	$28,171	$1,226,061
Liabilities:
Forward foreign currency contracts	$350,111	$94,367	$139,666	$204,473	$14,944	$712	$9,374	$65,769	$879,416
Credit default swaps	1,194	—	—	127,052	—	44,316	—	—	172,562
Written options	3,009	—	—	3,526	—	—	301,860	—	308,395
Total Liabilities	$354,314	$94,367	$139,666	$335,051	$14,944	$45,028	$311,234	$65,769	$1,360,373
Net OTC derivative instruments by counterparty, at fair value	$(83,783)	$84,011	$(138,727)	$(214,453)	$57,251	$(42,750)	$241,737	$(37,598)	(134,312)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$(83,783)	$84,011	$(138,727)	$(214,453)	$57,251	$(42,750)	$241,737	$(37,598)	$(134,312)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

58

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Value Advantage Portfolio	as of June 30, 2014 (Unaudited)

Sector Diversification as of June 30, 2014 (as a percentage of net assets)
Financials	18.6%
Information Technology	12.2%
Consumer Discretionary	11.3%
Consumer Staples	10.1%
Industrials	10.0%
Health Care	9.7%
Energy	9.2%
Materials	6.2%
Utilities	4.3%
Telecommunication Services	4.1%
Assets in Excess of Other Liabilities*	4.3%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 94.8%
	Consumer Discretionary: 11.3%
35,300	Home Depot, Inc.	$2,857,888	1.5
40,098	Macy’s, Inc.	2,326,486	1.3
33,300	Nike, Inc.	2,582,415	1.4
21,939	Renault S.A.	1,983,170	1.1
30,800	Starbucks Corp.	2,383,304	1.3
31,800	Toyota Motor Corp.	1,903,949	1.0
603,000	Yue Yuen Industrial Holdings	2,017,603	1.1
113,588	Other Securities	4,895,757	2.6
		20,950,572	11.3
	Consumer Staples: 10.1%
45,400	Altria Group, Inc.	1,904,076	1.0
49,338	British American Tobacco PLC	2,935,708	1.6
21,161	Casino Guichard Perrachon S.A.	2,805,531	1.5
23,700	CVS Caremark Corp.	1,786,269	1.0
72,200	Japan Tobacco, Inc.	2,632,565	1.4
19,900	Kimberly-Clark Corp.	2,213,278	1.2
39,810	Kraft Foods Group, Inc.	2,386,609	1.3
93,366	Other Securities	2,020,476	1.1
		18,684,512	10.1
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy: 9.2%
32,200		ConocoPhillips	$2,760,506	1.5
22,100		Hess Corp.	2,185,469	1.2
83,200	@	Noble Corp. PLC	2,792,192	1.5
32,000		Occidental Petroleum Corp.	3,284,160	1.7
64,368		Total S.A.	4,657,006	2.5
24,541		Other Securities	1,457,831	0.8
			17,137,164	9.2
		Financials: 18.6%
71,002		Admiral Group PLC	1,881,308	1.0
69,100		Blackstone Group LP	2,310,704	1.2
621,538		Intesa Sanpaolo S.p.A.	1,917,649	1.0
61,737		JPMorgan Chase & Co.	3,557,286	1.9
513,623		Legal & General Group PLC	1,978,721	1.1
46,669		Macquarie Group Ltd.	2,625,312	1.4
1,154,300		Mizuho Financial Group, Inc.	2,372,670	1.3
31,300		Prudential Financial, Inc.	2,778,501	1.5
8,219		Swiss Life Holding	1,948,246	1.1
70,900		Wells Fargo & Co.	3,726,504	2.0
3,575,936		Other Securities	9,433,605	5.1
			34,530,506	18.6
		Health Care: 9.7%
30,500		Medtronic, Inc.	1,944,680	1.0
47,800		Merck & Co., Inc.	2,765,230	1.5
39,913		Novartis AG	3,614,457	2.0
92,400		Pfizer, Inc.	2,742,432	1.5
12,183		Roche Holding AG - Genusschein	3,630,009	2.0
23,200		UnitedHealth Group, Inc.	1,896,600	1.0
19,400		Other Securities	1,330,064	0.7
			17,923,472	9.7
		Industrials: 10.0%
21,200		Boeing Co.	2,697,276	1.5
59,200		KAR Auction Services, Inc.	1,886,704	1.0
108,700		Komatsu Ltd.	2,523,284	1.4
155,200		Mitsubishi Corp.	3,230,399	1.7
21,176		Siemens AG	2,795,955	1.5
18,800		Union Pacific Corp.	1,875,300	1.0
2,106,588		Other Securities	3,508,128	1.9
			18,517,046	10.0

See Accompanying Notes to Financial Statements

59

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Value Advantage Portfolio	as of June 30, 2014 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology: 12.2%
59,038		Apple, Inc.	$5,486,402	3.0
114,000		Cisco Systems, Inc.	2,832,900	1.5
56,100	L	Microchip Technology, Inc.	2,738,241	1.5
111,600		Microsoft Corp.	4,653,720	2.5
32,073	@	TE Connectivity Ltd.	1,983,394	1.1
182,300		Xerox Corp.	2,267,812	1.2
188,100		Other Securities	2,576,537	1.4
			22,539,006	12.2
		Materials: 6.2%
90,602		BHP Billiton Ltd.	3,089,956	1.7
38,600		International Paper Co.	1,948,142	1.0
42,208		Koninklijke DSM NV	3,071,577	1.7
105,000		Steel Dynamics, Inc.	1,884,750	1.0
124,200		Other Securities	1,476,122	0.8
			11,470,547	6.2
		Telecommunication Services: 4.1%
48,600		CenturyTel, Inc.	1,759,320	1.0
966,782		Telecom Corp. of New Zealand Ltd.	2,268,527	1.2
90,722		Telenor ASA	2,065,600	1.1
68,693		Other Securities	1,446,936	0.8
			7,540,383	4.1
		Utilities: 3.4%
27,203		DTE Energy Co.	2,118,297	1.2
39,300		Pinnacle West Capital Corp.	2,273,112	1.2
97,674		Suez Environnement S.A.	1,868,521	1.0
			6,259,930	3.4
		Total Common Stock (Cost $158,505,135)	175,553,138	94.8
PREFERRED STOCK: 0.9%
		Utilities: 0.9%
215,108		Other Securities	1,572,299	0.9
		Total Preferred Stock (Cost $1,388,235)	1,572,299	0.9
		Total Long-Term Investments (Cost $159,893,370)	177,125,437	95.7
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.7%
	Securities Lending Collateralcc(1): 1.5%
758,568	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $758,571, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $773,739, due 07/15/14-04/20/64)	$758,568	0.4
1,000,000	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $1,020,003, due 07/10/14-08/15/42)	1,000,000	0.6
1,000,000	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,000,003, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,020,000, due 07/01/14- 07/15/56)	1,000,000	0.5
		2,758,568	1.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 5.2%
9,712,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $9,712,000)	9,712,000	5.2
	Total Short-Term Investments (Cost $12,470,568)	12,470,568	6.7

See Accompanying Notes to Financial Statements

60

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Value Advantage Portfolio	as of June 30, 2014 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds (continued)
	Total Investments in Securities (Cost $172,363,938)	$189,596,005	102.4
	Liabilities in Excess of Other Assets	(4,399,815)	(2.4)
	Net Assets	$185,196,190	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2014.

@	Non-income producing security.

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2014.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $172,384,449.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$18,845,793
Gross Unrealized Depreciation	(1,634,237)
Net Unrealized Appreciation	$17,211,556

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$11,799,766	$9,150,806	$—	$20,950,572
Consumer Staples	9,359,844	9,324,668	—	18,684,512
Energy	11,022,327	6,114,837	—	17,137,164
Financials	15,441,115	19,089,391	—	34,530,506
Health Care	10,679,006	7,244,466	—	17,923,472
Industrials	6,459,280	12,057,766	—	18,517,046
Information Technology	21,419,128	1,119,878	—	22,539,006
Materials	5,309,014	6,161,533	—	11,470,547
Telecommunication Services	4,027,847	3,512,536	—	7,540,383
Utilities	4,391,409	1,868,521	—	6,259,930
Total Common Stock	99,908,736	75,644,402	—	175,553,138
Preferred Stock	1,572,299	—	—	1,572,299
Short-Term Investments	9,712,000	2,758,568	—	12,470,568
Total Investments, at fair value	$111,193,035	$78,402,970	$—	$189,596,005
Other Financial Instruments+
Futures	46,374	—	—	46,374
Total Assets	$111,239,409	$78,402,970	$—	$189,642,379

(1)	For the period ended June 30, 2014, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the end of the reporting period. At June 30, 2014, securities valued at $4,200,600 and $4,491,923 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.
^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

61

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Global Value Advantage Portfolio	as of June 30, 2014 (Unaudited) (continued)

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

Voya Global Value Advantage Portfolio Open Futures Contracts on June 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	35	09/19/14	$1,821,225	$584
S&P 500 E-Mini	38	09/19/14	3,709,560	45,790
			$5,530,785	$46,374

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets - Unrealized appreciation*	$46,374
Total Asset Derivatives		$46,374

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$2,964
Total	$2,964

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$36,172
Total	$36,172

See Accompanying Notes to Financial Statements

62

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2014 (Unaudited)

Sector Diversification as of June 30, 2014 (as a percentage of net assets)

Information Technology	18.5%
Financials	16.1%
Energy	11.7%
Health Care	10.8%
Industrials	10.8%
Consumer Discretionary	10.7%
Consumer Staples	9.7%
Utilities	4.3%
Materials	3.8%
Telecommunication Services	1.4%
Assets in Excess of Other Liabilities*	2.2%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets
COMMON STOCK: 97.8%
	Consumer Discretionary: 10.7%
1,631,006	Comcast Corp. - Class A	$87,552,402	2.0
961,970	Home Depot, Inc.	77,881,091	1.7
752,255	Macy’s, Inc.	43,645,835	1.0
857,836	Nike, Inc.	66,525,182	1.5
882,470	Starbucks Corp.	68,285,529	1.5
980,125	Walt Disney Co.	84,035,917	1.9
885,017	Other Securities	52,492,692	1.1
		480,418,648	10.7
	Consumer Staples: 9.7%
2,264,857	Altria Group, Inc.	94,988,103	2.1
560,278	Costco Wholesale Corp.	64,521,614	1.4
1,056,256	CVS Caremark Corp.	79,610,015	1.8
597,400	Kimberly-Clark Corp.	66,442,828	1.5
1,022,830	Kraft Foods Group, Inc.	61,318,659	1.4
927,753	Molson Coors Brewing Co.	68,802,162	1.5
		435,683,381	9.7
	Energy: 11.7%
577,007	ConocoPhillips	49,466,810	1.1
869,980	ExxonMobil Corp.	87,589,586	1.9
944,526	Halliburton Co.	67,070,791	1.5
541,900	Hess Corp.	53,588,491	1.2
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Energy (continued)
2,017,842	@	Noble Corp. PLC	$67,718,778	1.5
789,956		Occidental Petroleum Corp.	81,073,184	1.8
640,043		Total S.A. ADR	46,211,105	1.0
657,952		Other Securities	74,326,121	1.7
			527,044,866	11.7
		Financials: 16.1%
958,322		Arthur J. Gallagher & Co.	44,657,805	1.0
1,367,376		Blackstone Group LP	45,725,053	1.0
1,138,789		Discover Financial Services	70,582,142	1.6
2,085,872		Fifth Third Bancorp.	44,533,367	1.0
1,482,195		Invesco Ltd.	55,952,861	1.2
1,802,857		JPMorgan Chase & Co.	103,880,621	2.3
674,562		Prudential Financial, Inc.	59,880,869	1.3
4,130,954		Regions Financial Corp.	43,870,732	1.0
1,822,435		Starwood Property Trust, Inc.	43,319,280	1.0
2,210,800		Wells Fargo & Co.	116,199,648	2.6
1,798,085	@	XL Group PLC	58,851,322	1.3
1,114,036		Other Securities	37,843,803	0.8
			725,297,503	16.1
		Health Care: 10.8%
639,110		Cardinal Health, Inc.	43,817,382	1.0
592,904	@	Gilead Sciences, Inc.	49,157,671	1.1
751,617		Medtronic, Inc.	47,923,100	1.1
1,972,932		Merck & Co., Inc.	114,134,116	2.5
3,463,193		Pfizer, Inc.	102,787,568	2.3
572,520		UnitedHealth Group, Inc.	46,803,510	1.0
1,879,467		Other Securities	83,388,926	1.8
			488,012,273	10.8
		Industrials: 10.8%
713,343		Boeing Co.	90,758,630	2.0
744,200		Caterpillar, Inc.	80,872,214	1.8
582,490		Fluor Corp.	44,793,481	1.0
397,415		General Dynamics Corp.	46,318,718	1.0
3,318,993		General Electric Co.	87,223,136	2.0
671,156		Union Pacific Corp.	66,947,811	1.5
612,115		Other Securities	67,752,046	1.5
			484,666,036	10.8
		Information Technology: 18.5%
2,430,995		Apple, Inc.	225,912,365	5.0
2,073,200		Applied Materials, Inc.	46,750,660	1.0

See Accompanying Notes to Financial Statements

63

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2014 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Information Technology (continued)
698,800		Automatic Data Processing, Inc.	$55,400,864	1.2
3,568,767		Cisco Systems, Inc.	88,683,860	2.0
1,062,313		Fidelity National Information Services, Inc.	58,151,013	1.3
2,093,099		Jabil Circuit, Inc.	43,745,769	1.0
939,764		Microchip Technology, Inc.	45,869,881	1.0
3,525,631		Microsoft Corp.	147,018,813	3.3
803,801	@	TE Connectivity Ltd.	49,707,054	1.1
3,657,159		Xerox Corp.	45,495,058	1.0
513,000		Other Securities	27,737,910	0.6
			834,473,247	18.5
		Materials: 3.8%
1,882,794		Freeport-McMoRan Copper & Gold, Inc.	68,721,981	1.5
1,103,204		International Paper Co.	55,678,706	1.3
2,555,100		Steel Dynamics, Inc.	45,864,045	1.0
			170,264,732	3.8
		Telecommunication Services: 1.4%
1,787,961		CenturyTel, Inc.	64,724,188	1.4
		Utilities: 4.3%
1,849,115		CenterPoint Energy, Inc.	47,226,397	1.1
634,134		DTE Energy Co.	49,380,015	1.1
588,800		Entergy Corp.	48,334,592	1.1
815,300		Pinnacle West Capital Corp.	47,156,952	1.0
			192,097,956	4.3
		Total Common Stock (Cost $3,390,219,983)	4,402,682,830	97.8

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: –%
Utilities: –%
20,000,000	X	Mirant Corp. Escrow Shares, 06/15/21	—	—
10,000,000	X	Southern Energy Escrow Shares, 07/15/49	—	—
		Total Corporate Bonds/Notes (Cost $–)	—	—
		Total Long-Term Investments (Cost $3,390,219,983)	4,402,682,830	97.8
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.2%
	Mutual Funds: 3.2%
145,510,186	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $145,510,186)	$145,510,186	3.2
	Total Short-Term Investments (Cost $145,510,186)	145,510,186	3.2
	Total Investments in Securities (Cost $3,535,730,169)	$4,548,193,016	101.0
	Liabilities in Excess of Other Assets	(46,361,630)	(1.0)
	Net Assets	$4,501,831,386	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2014.

@	Non-income producing security

ADR	American Depositary Receipt

X	Fair value determined by Voya funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

Cost for federal income tax purposes is $3,555,132,045.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,028,965,841
Gross Unrealized Depreciation	(35,904,870)
Net Unrealized Appreciation	$993,060,971

See Accompanying Notes to Financial Statements

64

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2014 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$4,402,682,830	$—	$—	$4,402,682,830
Corporate Bonds/Notes	—	—	—	—
Short-Term Investments	145,510,186	—	—	145,510,186
Total Investments, at fair value	$4,548,193,016	$—	$—	$4,548,193,016
Other Financial Instruments+
Futures	553,426	—	—	553,426
Total Assets	$4,548,746,442	$—	$—	$4,548,746,442

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

Voya Growth and Income Portfolio Open Futures Contracts on June 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	460	09/19/14	$44,905,200	$553,426
			$44,905,200	$553,426

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets - Unrealized appreciation*	$553,426
Total Asset Derivatives		$553,426

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$2,798,889
Total	$2,798,889

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,227,930)
Total	$(1,227,930)

See Accompanying Notes to Financial Statements

65

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2014 (Unaudited)

Investment Type Allocation as of June 30, 2014 (as a percentage of net assets)

U.S. Government Agency Obligations	41.1%
Corporate Bonds/Notes	23.2%
U.S. Treasury Obligations	21.3%
Collateralized Mortgage Obligations	12.5%
Asset-Backed Securities	10.6%
Affiliated Investment Companies	9.3%
Foreign Government Bonds	0.6%
Purchased Options	0.4%
Preferred Stock	0.0%
Liabilities in Excess of Other Assets*	(19.0)%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 23.2%
		Basic Materials: 2.1%
2,587,000	#	Anglo American Capital PLC, 2.625%, 09/27/17	$2,654,063	0.1
4,000,000	#,L	FMG Resources August 2006 Pty Ltd., 6.875%, 04/01/22	4,305,000	0.1
5,492,000	#	Georgia-Pacific LLC, 3.734%, 07/15/23	5,634,363	0.1
6,000,000	#	Glencore Funding LLC, 4.125%, 05/30/23	6,033,990	0.1
4,000,000	#	INEOS Group Holdings SA, 5.875%, 02/15/19	4,110,000	0.1
1,860,000	#	Samarco Mineracao SA, 5.750%, 10/24/23	1,957,092	0.1
3,517,000	#	Xstrata Finance Canada Ltd., 4.250%, 10/25/22	3,566,491	0.1
1,733,000	#	Xstrata Finance Canada Ltd., 4.950%, 11/15/21	1,871,701	0.0
66,800,000		Other Securities	68,739,718	1.4
			98,872,418	2.1
		Communications: 3.4%
13,843,000		AT&T, Inc., 3.900%-5.350%, 03/11/24-06/15/44	14,447,885	0.3
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
4,000,000	#	CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., 5.625%, 02/15/24	$4,140,000	0.1
4,000,000	#	Cogeco Cable, Inc., 4.875%, 05/01/20	4,065,000	0.1
4,804,000	#	COX Communications, Inc., 4.500%, 06/30/43	4,568,100	0.1
3,343,000	#	Gannett Co., Inc., 5.125%, 10/15/19	3,468,363	0.1
2,350,000	#	Sable International Finance Ltd., 8.750%, 02/01/20	2,655,500	0.0
9,487,000		Time Warner Cable, Inc., 5.875%, 11/15/40	11,087,969	0.2
17,239,000	L	Time Warner, Inc., 4.050%-6.500%, 12/15/23-12/15/43	18,500,815	0.4
15,940,000		Verizon Communications, Inc., 5.150%, 09/15/23	17,861,934	0.4
9,257,000		Verizon Communications, Inc., 6.550%, 09/15/43	11,672,799	0.2
11,683,000		Verizon Communications, Inc., 4.150%-5.050%, 03/15/24-03/15/34	12,337,816	0.3
59,132,000		Other Securities	60,211,457	1.2
			165,017,638	3.4
		Consumer, Cyclical: 0.9%
2,105,000	#	Carlson Wagonlit BV, 6.875%, 06/15/19	2,273,400	0.0
192,000	X	General Motors Co. Escrow	—	—
2,105,000	#	TRW Automotive, Inc., 4.450%, 12/01/23	2,162,887	0.0
11,855,000		Yum! Brands, Inc., 3.875%-5.350%, 11/01/23-11/01/43	12,562,438	0.3
25,518,580		Other Securities(a)	26,406,694	0.6
			43,405,419	0.9

See Accompanying Notes to Financial Statements

66

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: 3.6%
5,988,000	#	Actavis Funding SCS, 3.850%, 06/15/24	$6,061,658	0.1
8,836,000	#	Actavis Funding SCS, 4.850%, 06/15/44	8,938,692	0.2
5,500,000	#	President and Fellows of Harvard College, 6.000%, 01/15/19	6,439,549	0.1
21,500,000	#	President and Fellows of Harvard College, 6.500%, 01/15/39	29,575,787	0.6
4,000,000	#	Valeant Pharmaceuticals International, 5.625%, 12/01/21	4,120,000	0.1
3,640,000	#	Valeant Pharmaceuticals International, 7.250%, 07/15/22	3,944,850	0.1
3,222,000	#	WM Wrigley Jr Co., 2.400%, 10/21/18	3,275,459	0.1
10,393,000	#	WM Wrigley Jr Co., 2.900%, 10/21/19	10,668,051	0.2
2,105,000	#	WM Wrigley Jr Co., 3.375%, 10/21/20	2,182,092	0.0
96,305,000		Other Securities	99,794,346	2.1
			175,000,484	3.6
		Energy: 2.9%
3,409,000	#	Continental Resources, Inc./OK, 3.800%, 06/01/24	3,450,770	0.1
4,760,000	#	Enable Midstream Partners L.P., 3.900%, 05/15/24	4,756,739	0.1
4,041,000	#	Enable Midstream Partners L.P., 5.000%, 05/15/44	4,081,067	0.1
3,265,000		Energy Transfer Equity L.P., 7.500%, 10/15/20	3,787,400	0.1
10,195,000		Energy Transfer Partners L.P., 4.650%-9.700%, 03/15/19-02/01/43	11,671,609	0.2
4,000,000	±,X	Greater Ohio Ethanol, LLC, 6.301%, 12/31/13	—	—
13,105,000		Transocean, Inc., 2.500%-3.800%, 10/15/17-10/15/22	13,097,830	0.3
10,736,000		Weatherford International Ltd., 5.950%-6.750%, 09/15/40-04/15/42	12,325,592	0.2
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy (continued)
84,917,000		Other Securities(b)	$88,406,729	1.8
			141,577,736	2.9
		Financial: 8.0%
2,688,000	#	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 3.750%, 05/15/19	2,711,520	0.1
15,165,000		American International Group, Inc., 3.375%-8.175%, 05/18/17-05/15/68	18,279,039	0.4
11,334,000		American Tower Corp., 3.400%, 02/15/19	11,868,126	0.3
2,012,000		American Tower Corp., 4.500%, 01/15/18	2,193,827	0.0
21,833,000		Bank of America Corp., 4.000%-8.000%, 07/24/23-07/29/49	22,863,386	0.5
5,766,000	#	BPCE SA, 5.150%, 07/21/24	6,095,723	0.1
13,452,000		Citigroup, Inc., 5.500%-6.675%, 09/13/25-09/13/43	15,681,173	0.3
1,778,000	#	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 11.000%, 12/29/49	2,391,748	0.0
2,437,000	#	Credit Agricole SA/ London, 3.875%, 04/15/24	2,473,998	0.1
5,481,000	#,L	Credit Agricole SA, 7.875%, 01/29/49	5,994,844	0.1
13,581,000	#	Credit Suisse AG, 6.500%, 08/08/23	15,108,863	0.3
2,745,000	#	Credit Suisse Group AG, 6.250%, 12/29/49	2,767,646	0.1
8,483,000	#	Five Corners Funding Trust, 4.419%, 11/15/23	8,956,139	0.2
11,858,000		General Electric Capital Corp., 5.300%-7.125%, 02/11/21-12/15/49	13,808,253	0.3
5,518,000		Goldman Sachs Group, Inc./The, 5.700%, 12/29/49	5,728,699	0.1
22,373,000		Goldman Sachs Group, Inc., 2.900%-6.750%, 07/19/18-10/01/37	23,864,605	0.5

See Accompanying Notes to Financial Statements

67

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
5,994,000	#	HBOS PLC, 6.750%, 05/21/18	$6,916,471	0.1
2,300,000	#	International Lease Finance Corp., 6.750%, 09/01/16	2,555,875	0.0
3,437,000	#	International Lease Finance Corp., 7.125%, 09/01/18	3,995,512	0.1
5,826,000	#	Intesa Sanpaolo SpA, 5.017%, 06/26/24	5,903,026	0.1
7,963,000		Intesa Sanpaolo SpA, 3.875%-5.250%, 01/15/19-01/12/24	8,492,625	0.2
23,880,000		JPMorgan Chase & Co., 3.375%-6.125%, 05/01/23-12/29/49	24,017,565	0.5
11,494,000		Morgan Stanley, 3.875%, 04/29/24	11,650,146	0.3
5,941,000		Morgan Stanley, 5.000%, 11/24/25	6,354,666	0.1
2,757,000	#	RBS Citizens Financial Group, Inc., 4.150%, 09/28/22	2,776,349	0.1
5,173,000	#,L	Societe Generale SA, 6.000%, 12/29/49	5,101,871	0.1
4,610,000	#,L	Societe Generale SA, 7.875%, 12/29/49	4,916,565	0.1
16,375,000		Wells Fargo & Co., 4.100%-5.900%, 06/03/26-12/29/49	17,077,896	0.3
119,432,400		Other Securities(b)	126,822,053	2.6
			387,368,209	8.0
		Government: 0.3%
13,848,000		European Investment Bank, 1.000%, 03/15/18	13,722,094	0.3
		Industrial: 0.5%
21,546,000		Other Securities	22,786,702	0.5
		Technology: 0.6%
11,447,000		Hewlett-Packard Co., 2.600%-5.400%, 03/01/17-06/01/21	12,246,855	0.2
17,869,000		Other Securities	18,005,896	0.4
			30,252,751	0.6
		Utilities: 0.9%
4,000,000	#	Calpine Corp., 6.000%, 01/15/22	4,330,000	0.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
2,192,000	#	Duquesne Light Holdings, Inc., 6.400%, 09/15/20	$2,605,661	0.1
93,342	#	Juniper Generation, LLC, 6.790%, 12/31/14	91,776	0.0
32,602,000		Other Securities	34,586,222	0.7
			41,613,659	0.9
		Total Corporate Bonds/Notes (Cost $1,065,941,858)	1,119,617,110	23.2
COLLATERALIZED MORTGAGE OBLIGATIONS: 12.5%
3,315,000	#	American General Mortgage Loan Trust, 5.650%, 03/25/58	43,416,439	0.1
4,600,000		Banc of America Commercial Mortgage Trust 2006-6, 5.421%, 10/10/45	4,796,544	0.1
3,130,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.350%, 09/10/47	3,237,183	0.1
2,550,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.350%, 09/10/47	2,672,609	0.1
2,250,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.350%, 09/10/47	2,265,937	0.0
2,219,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.568%, 03/11/41	2,228,167	0.1
1,520,000	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.568%, 03/11/41	1,542,475	0.0
5,040,243	#	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.926%, 07/10/42	4,967,275	0.1
1,519,150		Banc of America Mortgage 2005-J Trust, 2.760%, 11/25/35	1,409,597	0.0

See Accompanying Notes to Financial Statements

68

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,125,000		Bank of America Merrill Lynch Commercial Mortgage, Inc., 5.317%, 06/10/49	$3,405,655	0.1
1,590,000	#	Bank of America Merrill Lynch Commercial Mortgage, Inc., 5.522%, 07/10/43	1,632,835	0.0
3,150,000	#	Bank of America Merrill Lynch Commercial Mortgage, Inc., 6.229%, 11/10/38	3,298,627	0.1
1,737,105		Banc of America Funding Corp., 2.689%-6.000%, 05/25/35-08/25/37	1,688,823	0.0
260,094		Banc of America Mortgage Securities, Inc., 2.678%-5.500%, 07/25/33-09/25/35	263,188	0.0
5,000,000	#	Bear Stearns Commercial Mortgage Securities Trust 2004-PWR4, 6.037%, 06/11/41	5,115,575	0.1
3,950,000		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, 5.288%, 10/12/42	4,032,595	0.1
3,940,000		Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, 5.288%, 10/12/42	3,899,999	0.1
3,548,000		Bear Stearns Commercial Mortgage Securities Trust 2006-PWR14, 5.273%, 12/11/38	3,621,106	0.1
8,552,000		Bear Stearns Commercial Mortgage Securities Trust 2007-TOP28, 6.146%, 09/11/42	9,389,685	0.2
589,321		Bear Stearns Commercial Mortgage Securities, 6.500%, 02/15/32	574,172	0.0
6,888,110		Bear Stearns Adjustable Rate Mortgage Trust, 2.410%-2.771%, 01/25/34-07/25/36	6,298,696	0.1
6,402,516		Bear Stearns Alternative-A Trust, 2.583%-2.790%, 05/25/35-11/25/36	5,096,437	0.1

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,319,627	#	Beckman Coulter, Inc., 7.498%, 12/15/18	$4,666,925	0.1
3,000,000	#	CGBAM Commercial Mortgage Trust, 2.152%, 02/15/31	3,008,466	0.1
691,138	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.924%, 04/15/40	692,558	0.0
520,000	#	Citigroup Commercial Mortgage Trust 2004-C1, 5.924%, 04/15/40	531,335	0.0
14,307,009	#,^	Citigroup Commercial Mortgage Trust, 2.389%, 09/10/45	1,567,479	0.0
13,453,266		Citigroup Mortgage Loan Trust, Inc., 2.500%-5.500%, 09/25/35-09/25/37	12,998,067	0.3
5,000,000	#	COMM 2007-C9 Mortgage Trust, 0.843%, 12/10/49	4,739,570	0.1
33,900,964	^	Commercial Mortgage Pass Through Certificates, 1.601%, 04/10/47	2,997,771	0.1
106,327,028	^	Commercial Mortgage Pass Through Certificates, 1.607%, 03/10/47	9,985,692	0.2
89,151,048	^	Commercial Mortgage Trust, 1.600%, 10/10/46	8,042,913	0.2
61,970,387	^	Commercial Mortgage Trust, 1.625%, 08/10/46	4,880,484	0.1
64,504,318	^	Commercial Mortgage Trust, 1.929%, 01/10/46	5,925,605	0.1
152,396,694	^	Commercial Mortgage Trust, 2.058%, 12/10/45	15,437,831	0.3
28,915,496	^	Commercial Mortgage Trust, 2.146%, 10/15/45	3,230,844	0.1
38,384,312	^	Commercial Mortgage Trust, 2.393%, 05/15/45	4,398,831	0.1
65,166,000	#,^	Commercial Mortgage Trust, 0.750%, 10/15/45	2,946,683	0.1
7,003,000	#	Commercial Mortgage Trust, 5.988%, 12/10/49	6,927,021	0.1
1,844,215		Commerical 2007-C9 Mortgage Trust, 5.988%, 12/10/49	1,928,216	0.0

See Accompanying Notes to Financial Statements

69

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
13,320,000		Commercial Mortgage Trust, 5.401%-6.321%, 07/15/44-12/10/49	$13,603,556	0.3
2,043,341	^	Countrywide Alternative Loan Trust, 4.848%, 05/25/35	235,989	0.0
8,138,000	#	Credit Suisse Commercial Mortgage Trust Series 2008-C1, 6.175%, 02/15/41	8,521,422	0.2
284,818	#	Credit Suisse First Boston Mortgage Securities Corp., 5.322%, 08/15/36	285,581	0.0
2,070,000	#	Credit Suisse First Boston Mortgage Securities Corp., 5.773%, 04/12/49	2,097,607	0.0
4,970,000		Credit Suisse First Boston Mortgage Securities Corp., 4.877%-5.230%, 04/15/37-12/15/40	5,098,765	0.1
29,835,377	^	First Horizon Alternative Mortgage Securities, 444.548%, 01/25/36	3,435,768	0.1
4,046,352	^	First Horizon Alternative Mortgage Securities, 446.548%, 12/25/36	901,988	0.0
662,608,788	#,^	FREMF Mortgage Trust, 40.100%, 12/25/44	3,880,900	0.1
1,762,000	#	GE Capital Commercial Mortgage Series 2005-C2, 5.465%, 05/10/43	1,278,384	0.0
1,530,000	#	GMAC Commercial Mortgage Securities, Inc. Series 2003-C1 Trust, 5.000%, 05/10/36	1,541,613	0.0
3,280,000	#	GRACE 2014-GRCE Mortgage Trust, 3.590%, 06/10/28	3,140,239	0.1
15,277,661	^	GS Mortgage Securities Corp. II, 1.736%, 11/10/46	1,297,747	0.0
102,492,263	^	GS Mortgage Securities Corp. II, 2.537%, 11/10/45	13,020,730	0.3
21,016,459	^	GS Mortgage Securities Corp. II, 2.762%, 05/10/45	2,571,822	0.0
2,940,000	#	GS Mortgage Securities Trust 2011-GC3, 5.728%, 03/10/44	3,119,566	0.1

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,310,000		GS Mortgage Securities Trust, 5.784%-6.053%, 04/10/38-08/10/38	$6,166,959	0.1
15,236,823		Homebanc Mortgage Trust, 0.392%, 07/25/35	14,150,971	0.3
951,272		Homebanc Mortgage Trust, 1.012%, 08/25/29	915,619	0.0
1,270,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. Commercial Mortgage Pass-Thr, 5.746%, 05/15/41	1,236,149	0.0
3,020,000	#	JP Morgan Chase Commercial Mortgage Securities Corp. Ps Thr Certs Ser 2003-LN1, 5.592%, 10/15/37	3,012,365	0.1
92,343,817	^	JP Morgan Chase Commercial Mortgage Securities Corp., 0.790%, 01/15/46	2,463,502	0.0
32,014,023	^	JP Morgan Chase Commercial Mortgage Securities Corp., 2.084%, 12/15/47	3,219,372	0.1
2,890,000	#	JP Morgan Chase Commercial Mortgage Securities Trust 2003-PM1, 6.161%, 08/12/40	2,995,849	0.1
954,346	^	JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8, 2.296%, 10/15/45	104,364	0.0
19,880,000	#,^	JP Morgan Chase Commercial Mortgage Securities Trust, 0.446%, 12/15/47	517,751	0.0
69,694		JP Morgan Mortgage Trust, 5.750%, 01/25/36	65,007	0.0
828,367		JP Morgan Chase Commercial Mortgage Securities Corp., 5.773%, 06/12/41	828,064	0.0
16,539,000		JP Morgan Chase Commercial Mortgage Securities Trust, 0.352%-5.786%, 06/12/41-03/15/46	15,708,921	0.3

See Accompanying Notes to Financial Statements

70

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
5,150,000		LB Commercial Mortgage Trust, 6.090%, 07/15/44	$5,419,489	0.1
10,128,000	#	LB Commercial Mortgage Trust, 5.600%, 10/15/35	10,397,967	0.2
41,356,241	#,^	LB-UBS Commercial Mortgage Trust 2004-C1, 1.000%, 01/15/36	873,088	0.0
1,310,000	#	LB-UBS Commercial Mortgage Trust 2005-C1, 5.457%, 02/15/40	1,290,450	0.0
4,290,000		LB-UBS Commercial Mortgage Trust 2005-C3, 4.983%, 07/15/40	4,332,246	0.1
3,005,000		LB-UBS Commercial Mortgage Trust 2006-C4, 6.049%, 06/15/38	3,165,197	0.1
34,717,504	#,^	LB-UBS Commercial Mortgage Trust, 0.850%, 11/15/38	439,596	0.0
177,276,990	#,^	LB-UBS Commercial Mortgage Trust, 0.850%, 11/15/38	2,524,974	0.1
1,500,000	#	LB-UBS Commercial Mortgage Trust, 5.644%, 10/15/36	1,541,409	0.0
3,390,000	#	LB-UBS Commercial Mortgage Trust, 5.797%, 10/15/36	3,319,329	0.1
2,086,877	#	LB-UBS Commercial Mortgage Trust, 5.914%, 10/15/35	2,091,525	0.0
4,210,000	#	LB-UBS Commercial Mortgage Trust, 6.096%, 09/15/39	4,445,990	0.1
4,450,000	#	LB-UBS Commercial Mortgage Trust, 6.096%, 09/15/39	4,755,242	0.1
4,880,000	#	LB-UBS Commercial Mortgage Trust, 6.890%, 07/15/32	4,702,239	0.1
21,537,000		LB-UBS Commercial Mortgage Trust, 4.954%-8.150%, 07/15/32-11/15/40	21,366,022	0.5
113,064,014	^	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7, 1.870%, 02/15/46	10,790,072	0.2

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
32,477,075	^	Morgan Stanley Bank of America Merrill Lynch Trust, 1.634%, 12/15/48	$2,194,034	0.1
16,043,430	#,^	Morgan Stanley Bank of America Merrill Lynch Trust, 2.310%, 11/15/45	1,660,213	0.0
1,099,136		Morgan Stanley Capital I Trust 2004-IQ7, 5.302%, 06/15/38	1,105,895	0.0
4,470,000		Morgan Stanley Capital I Trust 2005-HQ6, 5.271%, 07/13/15	4,378,593	0.1
2,590,000	#	Morgan Stanley Capital I Trust 2005-HQ6, 5.379%, 08/13/42	2,436,076	0.1
10,000,000		Morgan Stanley Capital I Trust 2005-IQ10, 5.416%, 09/15/42	8,733,010	0.2
3,840,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.454%, 01/11/43	4,004,248	0.1
2,410,000	#	Morgan Stanley Capital I Trust 2008-TOP29, 6.454%, 01/11/43	2,438,065	0.0
3,305,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.419%, 09/15/47	3,579,502	0.1
3,095,000	#	Morgan Stanley Capital I Trust 2011-C1, 5.419%, 09/15/47	3,212,650	0.1
5,443,000		Morgan Stanley Capital I Trust, 5.831%, 06/11/42	5,986,995	0.1
718,400	#	Morgan Stanley Capital I, Inc., 5.910%, 11/15/31	737,762	0.0
3,330,000		Morgan Stanley Capital I, 5.336%, 01/14/42	3,376,538	0.1
176,880	#	Morgan Stanley Capital I, 7.350%, 07/15/32	181,539	0.0
1,820,000	#	Morgan Stanley Dean Witter Capital I Trust 2002-IQ3, 6.864%, 09/15/37	1,825,674	0.0
1,160,000	#	Morgan Stanley Dean Witter Capital I, 7.668%, 07/15/33	1,187,247	0.0
2,561,457		Morgan Stanley Mortgage Loan Trust 2006-3AR, 2.809%, 03/25/36	2,197,991	0.1

See Accompanying Notes to Financial Statements

71

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
554,894	#	Morgan Stanley Re-REMIC Trust, 5.246%, 12/17/43	$556,915	0.0
41,627	#	Nomura Asset Acceptance Corp., 6.940%, 02/19/30	41,479	0.0
5,221,484	#	N-Star Real Estate CDO Ltd., 2.002%, 08/25/29	5,226,705	0.1
35,169,646	#,^	RBSCF Trust, 1.168%, 04/15/24	136,574	0.0
3,230,419	#	RBSSP Resecuritization Trust, 0.402%, 02/26/37	3,043,413	0.1
13,206,717		SLM Student Loan Trust, 1.729%, 04/25/23	13,670,530	0.3
19,645,530	#,^	UBS-Barclays Commercial Mortgage Trust, 1.935%, 05/10/63	1,661,994	0.0
34,312,084	#,^	UBS-Barclays Commercial Mortgage Trust, 2.316%, 08/10/49	4,037,270	0.1
2,100,000	#	Wachovia Bank Commercial Mortgage Trust Series 2005-C17, 5.590%, 03/15/42	2,097,800	0.0
3,634,000		Wachovia Bank Commercial Mortgage Trust Series 2006-C25, 5.904%, 05/15/43	3,527,727	0.1
11,532,000		Wachovia Bank Commercial Mortgage Trust Series, 6.140%, 02/15/51	12,167,286	0.2
13,372,000		Wachovia Bank Commercial Mortgage Trust Series, 5.904%-6.140%, 05/15/43-02/15/51	13,594,620	0.3
38,416,529	#,^	Wells Fargo Commercial Mortgage Trust 2012-C8, 2.380%, 08/15/45	4,242,157	0.1
5,000,000	#	Wells Fargo Commercial Mortgage Trust 2014-TISH WTS1, 2.402%, 02/05/27	5,010,993	0.1
3,379,953		Wells Fargo Mortgage Backed Securities 2005-AR15 Trust, 2.606%, 09/25/35	3,205,598	0.1
27,578,157	#,^	Wells Fargo Mortgage Backed Securities Trust, 1.738%, 06/15/45	2,551,517	0.0

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
105,647		Wells Fargo Mortgage-Backed Securities Trust, 2.622%, 10/25/33	$107,779	0.0
32,289,544	#,^	WFRBS Commercial Mortgage Trust 2012-C6, 2.620%, 04/15/45	3,743,898	0.1
10,974,798		Wells Fargo Mortgage Backed Securities Trust, 2.612%-5.588%, 05/25/35-04/25/36	10,790,228	0.2
109,557,117		Other Securities	98,042,684	2.0
		Total Collateralized Mortgage Obligations (Cost $588,435,363)	603,324,514	12.5
ASSET-BACKED SECURITIES: 10.6%
		Automobile Asset-Backed Securities: 1.7%
2,410,000	#	AmeriCredit Automobile Receivables Trust 2011-3, 5.760%, 12/10/18	2,530,045	0.0
7,582,700		AmeriCredit Automobile Receivables Trust 2012-4, 1.930%, 08/08/18	7,709,198	0.2
2,680,000		AmeriCredit Automobile Receivables Trust 2012-5, 2.350%, 12/10/18	2,724,769	0.1
4,855,000		AmeriCredit Automobile Receivables Trust 2013-1, 2.090%, 02/08/19	4,891,697	0.1
4,270,000		AmeriCredit Automobile Receivables Trust 2013-4, 3.310%, 10/08/19	4,429,147	0.1
5,470,000		AmeriCredit Automobile Receivables Trust 2013-5, 2.860%, 12/08/19	5,577,723	0.1
5,640,000	#	AmeriCredit Automobile Receivables Trust, 3.290%, 05/08/20	5,755,894	0.1
2,570,000	#	MMCA Automobile Trust, 1.920%, 12/16/19	2,586,951	0.1
2,360,000	#	MMCA Automobile Trust, 2.260%, 10/15/20	2,375,453	0.0
3,640,000		Santander Drive Auto Receivables Trust 2012-4, 3.500%, 06/15/18	3,783,864	0.1

See Accompanying Notes to Financial Statements

72

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities (continued)
3,480,000		Santander Drive Auto Receivables Trust 2012-5, 3.300%, 09/17/18	3,620,622	0.1
4,670,000		Santander Drive Auto Receivables Trust 2013-1, 2.270%, 01/15/19	4,734,761	0.1
3,135,000		Santander Drive Auto Receivables Trust 2013-2, 2.570%, 03/15/19	3,207,431	0.0
2,775,000		Santander Drive Auto Receivables Trust 2013-4, 3.920%, 01/15/20	2,939,277	0.0
10,500,000	#	Santander Drive Auto Receivables Trust 2013-A, 3.780%, 10/15/19	11,063,965	0.2
7,030,000	#	Santander Drive Auto Receivables Trust 2013-A, 4.710%, 01/15/21	7,456,145	0.2
3,890,000		Santander Drive Auto Receivables Trust 2014-1, 1.590%, 10/15/18	3,911,617	0.1
4,410,000		Other Securities	4,453,812	0.1
			83,752,371	1.7
		Credit Card Asset-Backed Securities: 0.1%
2,620,000		Other Securities	2,601,736	0.1
		Home Equity Asset-Backed Securities: 0.6%
17,300,000		Accredited Mortgage Loan Trust 2006-1, 0.430%, 04/25/36	14,448,182	0.3
2,400,000		Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2, 1.067%, 03/25/35	2,007,842	0.0
13,117,729		Other Securities	12,175,924	0.3
			28,631,948	0.6
		Other Asset-Backed Securities: 8.2%
3,427,103	#	ACA CLO 2006-1 Ltd., 0.479%, 07/25/18	3,423,100	0.1
1,020,929	#	Aimco CDO, 0.478%, 10/20/19	1,013,193	0.0
7,000,000	#	AIMCO CLO Series 2005-A, 0.948%, 10/20/19	6,724,655	0.2
1,500,000	#	AMMC CLO IV Ltd., 1.033%, 03/25/17	1,497,225	0.0

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
5,500,000	#	Apidos CDO I Ltd., 0.978%, 07/27/17	5,488,351	0.1
2,650,000	#	Ares VIR CLO Ltd., 2.130%, 03/12/18	2,641,077	0.1
5,150,000	#	Ares XII CLO Ltd., 2.227%, 11/25/20	5,187,580	0.1
1,500,000	#	Ares XII CLO Ltd., 3.477%, 11/25/20	1,493,065	0.0
5,749,999	#	Atrium IV, 0.981%, 06/08/19	5,721,485	0.1
1,250,000	#	Atrium IV, 2.081%, 06/08/19	1,243,375	0.1
7,000,000	#	Atrium V, 0.919%, 07/20/20	6,744,822	0.1
625,000	#	Babson CLO, Inc. 2005-III, 0.623%, 11/10/19	614,879	0.0
2,600,000	#	Babson CLO, Inc. 2005-III, 0.923%, 11/10/19	2,520,299	0.1
2,000,000	#	Babson CLO, Inc. 2005-III, 1.923%, 11/10/19	1,951,356	0.0
1,500,000		Babson Mid-Market CLO, Inc. 2007-II, 3.877%, 04/15/21	1,474,079	0.0
1,000,000	#	Babson Mid-Market CLO, Inc. 2007-II, 1.077%, 04/15/21	952,060	0.0
7,350,000	#	Babson Mid-Market CLO, Inc. 2007-II, 1.927%, 04/15/21	7,047,452	0.2
5,900,000	#	Ballyrock CLO 2006-2 Ltd., 1.627%, 01/14/20	5,860,659	0.1
2,250,000	#	Belhurst CLO Ltd., 0.926%, 01/15/20	2,168,368	0.1
1,549,061	#	Black Diamond CLO 2005-1 Delaware Corp., 0.651%, 06/20/17	1,535,930	0.1
1,192,673	#	Black Diamond CLO Ltd., 0.581%, 06/20/17	1,189,464	0.0
1,250,000	#	Callidus Debt Partners CLO Fund IV Ltd., 2.026%, 04/17/20	1,247,199	0.0
3,000,000	#	Canaras Summit CLO Ltd., 0.711%, 06/19/21	2,910,834	0.1
7,000,000	#	Canaras Summit CLO Ltd., 1.031%, 06/19/21	6,757,457	0.1
1,800,000	#	Carlyle Arnage CLO Ltd., 1.727%, 08/27/21	1,820,646	0.0
4,250,000	#	Carlyle High Yield Partners IX Ltd., 0.630%, 08/01/21	4,056,561	0.1

See Accompanying Notes to Financial Statements

73

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
7,500,000	#	Castle Garden Funding, 0.977%, 10/27/20	$7,445,985	0.1
1,000,000	#	Castle Garden Funding, 4.977%, 10/27/20	1,000,433	0.0
2,500,000	#	Castle Garden Funding, 6.560%, 10/27/20	2,710,312	0.1
1,250,000	#	CIFC Funding 2006-I Ltd., 0.998%, 10/20/20	1,217,068	0.0
4,450,000	#	CIFC Funding 2006-I Ltd., 1.828%, 10/20/20	4,298,544	0.1
10,400,000	#	CIFC Funding 2006-II Ltd., 1.827%, 03/01/21	9,969,003	0.2
2,000,000	#	ColumbusNova CLO Ltd 2006-II, 0.973%, 04/04/18	1,951,056	0.0
4,000,000	#	ColumbusNova CLO Ltd. 2006-II, 1.723%, 04/04/18	3,858,736	0.1
3,000,000	#	CP Uniq Aps, 2.027%, 04/15/18	2,929,245	0.1
384,186	#	Credit-Based Asset Servicing and Securitization, LLC, 5.746%, 12/25/37	384,270	0.0
3,000,000	#	Del Mar CLO I Ltd., 0.945%, 07/25/18	2,944,809	0.1
1,100,000	#	Diamond Lake CLO Ltd., 1.827%, 12/01/19	1,057,445	0.0
700,000	#	Dryden VIII Leveraged Loan CDO 2005, 0.948%, 05/22/17	699,747	0.0
5,650,000	#	Dryden VIII Leveraged Loan CDO 2005, 1.978%, 05/22/17	5,621,750	0.1
5,000,000	#	Duane Street CLO II Ltd., 1.879%, 08/20/18	4,860,580	0.1
9,800,000	#	Eaton Vance CDO IX Ltd., 0.878%, 04/20/19	9,621,228	0.2
5,000,000	#	Eaton Vance CDO IX Ltd., 1.728%, 04/20/19	4,813,510	0.1
562,592	#	Emporia Preferred Funding II Corp., 0.508%, 10/18/18	562,414	0.0
5,000,000	#	Emporia Preferred Funding II Ltd., 1.178%, 10/18/18	4,889,150	0.1
1,750,000	#	Emporia Preferred Funding, 0.728%, 10/18/18	1,743,639	0.1

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
2,500,000	#	Flagship CLO IV Corp., 2.027%, 06/01/17	$2,478,152	0.1
5,645,000	#	Fraser Sullivan CLO I Ltd., 2.031%, 03/15/20	5,444,795	0.1
5,100,000	#	Fraser Sullivan CLO II Ltd., 0.631%, 12/20/20	4,997,123	0.1
6,500,000	#	Fraser Sullivan CLO II Ltd., 0.951%, 12/20/20	6,339,586	0.2
6,600,000	#	Gallatin CLO III 2007-1 Ltd., 1.474%, 05/15/21	6,337,089	0.1
4,000,000	#	Gannett Peak CLO Ltd., 0.928%, 10/27/20	3,929,384	0.1
4,125,000	#	Goldentree Loan Opportunities V Ltd., 3.478%, 10/18/21	4,105,481	0.1
2,500,000	#	Greens Creek Funding Ltd., 2.478%, 04/18/21	2,413,810	0.1
3,000,000	#	Gulf Stream - Compass CLO, 1.029%, 01/24/20	2,999,346	0.1
3,825,000	#	Gulf Stream - Compass CLO, 2.228%, 10/28/19	3,838,170	0.1
5,050,000	#	Gulf Stream - Compass CLO, 3.678%, 10/28/19	5,052,550	0.1
2,850,000	#	Gulf Stream - Sextant CLO, 0.927%, 08/21/20	2,799,005	0.1
6,610,000	#	Gulf Stream - Sextant CLO, 1.827%, 08/21/20	6,440,163	0.1
1,900,000	#	Gulf Stream-Rashinban CLO 2006-1 Ltd., 0.907%, 11/26/20	1,840,898	0.0
2,225,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured, 0.673%, 08/07/21	2,177,650	0.1
5,955,000	#	Halcyon Structured Asset Management Long Secured/Short Unsecured, 2.523%, 08/07/21	5,905,222	0.1
408,764	#	Hewett’s Island Clo IV Ltd., 1.874%, 05/09/18	407,745	0.0
1,200,000	#	Hewett’s Island Clo V Ltd., 0.927%, 12/05/18	1,175,532	0.0
2,700,000	#	Invitation Homes 2013- SFR1 Trust, 2.900%, 12/17/30	2,690,148	0.0
4,110,000	#	Invitation Homes Trust, 2.252%, 06/17/31	4,157,047	0.1

See Accompanying Notes to Financial Statements

74

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
1,200,000	#	Katonah IX CLO Ltd., 0.949%, 01/25/19	$1,156,531	0.0
8,000,000	#	Katonah VII CLO Ltd., 0.974%, 11/15/17	7,888,200	0.2
6,800,000	#	Kennecott Funding Ltd., 2.027%, 01/13/18	6,612,884	0.1
1,750,000	#	Kingsland I Ltd., 2.030%, 06/13/19	1,744,393	0.0
10,575,000	#	Kingsland III Ltd., 0.587%, 08/24/21	10,255,730	0.2
4,250,000	#	Kingsland III Ltd., 0.877%, 08/24/21	4,078,143	0.1
1,000,000	#	Landmark VI CDO Ltd., 1.027%, 01/14/18	980,574	0.0
2,250,000	#	Madison Park Funding Ltd., 2.033%, 03/25/20	2,188,890	0.0
4,090,000	#	Madison Park Funding Ltd., 2.123%, 05/10/19	4,090,990	0.1
614,686	#	Mesa West Capital CDO Ltd., 0.412%, 02/25/47	605,427	0.0
2,900,000	#	Momentum Capital Fund Ltd., 1.628%, 09/18/21	2,841,562	0.1
1,875,000	#	Morgan Stanley Investment Management Croton Ltd, 0.677%, 01/15/18	1,852,802	0.0
7,170,000	#	MSIM Peconic Bay Ltd., 2.228%, 07/20/19	7,208,596	0.2
12,750,000	#	Muir Grove CLO Ltd., 2.229%, 03/25/20	12,750,293	0.2
3,650,000	#	Muir Grove CLO Ltd., 3.229%, 03/25/20	3,651,635	0.1
9,900,000	#	Northwoods Capital V Ltd., 2.134%, 12/07/20	9,781,646	0.2
2,600,000	#	Oak Hill Credit Partners IV Ltd., 0.626%, 05/17/21	2,577,094	0.1
2,000,000	#	Oak Hill Credit Partners IV Ltd, 1.926%, 05/17/21	1,978,392	0.0
1,000,000	#	Sargas CLO I Ltd., 1.777%, 08/27/20	993,770	0.0
1,100,000	#	Silverado CLO 2006-I Ltd., 1.978%, 04/11/20	1,078,540	0.0

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
11,055,251		Small Business Administration, 5.160%, 02/01/28	$12,220,184	0.2
16,384,002		Small Business Administration, 5.290%-5.902%, 02/10/18-03/01/28	17,933,684	0.4
900,000	#	Stanfield Arnage CLO Ltd., 2.427%, 08/27/21	901,828	0.0
10,200,000	#	Stanfield Veyron CLO Ltd., 0.907%, 07/15/18	10,081,129	0.2
1,300,000	#	Stanfield Veyron CLO Ltd., 1.826%, 07/15/18	1,284,652	0.1
2,010,000	#	Trade MAPS 1 Ltd., 2.403%, 12/10/18	2,032,613	0.0
3,400,000	#	WhiteHorse III Ltd./ Corp, 0.975%, 05/01/18	3,388,416	0.1
750,000	#	WhiteHorse III Ltd/ Corp, 2.075%, 05/01/18	739,874	0.0
33,434,308		Other Securities	30,458,970	0.6
			394,750,433	8.2
		Total Asset-Backed Securities (Cost $500,559,157)	509,736,488	10.6
FOREIGN GOVERNMENT BONDS: 0.6%
10,000,000	#	Kommunalbanken AS, 1.750%, 05/28/19	10,005,590	0.2
20,590,000		Ukraine Government AID Bonds, 1.844%, 05/16/19	20,618,249	0.4
561,000	#	Petroleos Mexicanos, 4.875%, 01/18/24	603,075	0.0
		Total Foreign Government Bonds (Cost $31,217,388)	31,226,914	0.6
U.S. TREASURY OBLIGATIONS: 21.3%
		U.S. Treasury Bonds: 4.3%
176,620,000		3.625%, due 02/15/44	186,030,490	3.9
15,000,000		5.000%, due 05/15/37	19,443,750	0.4
			205,474,240	4.3

See Accompanying Notes to Financial Statements

75

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
		U.S. Treasury Notes: 17.0%
48,065,000		0.500%, due 06/30/16	$48,104,413	1.0
295,572,000		0.875%, due 06/15/17	295,652,691	6.1
15,500,000		1.250%, due 11/30/18	15,359,539	0.3
24,400,000		1.500%, due 12/31/18	24,412,395	0.5
91,744,000		1.625%, due 06/30/19	91,733,266	1.9
272,228,000		2.125%, due 06/30/21	272,121,559	5.7
44,901,000		2.500%, due 05/15/24	44,813,309	0.9
29,330,000		0.875%-1.750%, due 07/31/15-04/30/20	29,507,028	0.6
			821,704,200	17.0
		Total U.S. Treasury Obligations (Cost $1,022,729,672)	1,027,178,440	21.3
U.S. GOVERNMENT AGENCY OBLIGATIONS: 41.1%
		Federal Home Loan Bank: 0.0%
1,915,000		Other Securities	1,854,287	0.0
		Federal Home Loan Mortgage Corporation: 5.8%##
12,600,000		0.750%, due 01/12/18	12,413,722	0.3
13,600,000		1.000%, due 07/28/17	13,639,222	0.3
5,000,000	^	4.000%, due 11/15/38	1,434,537	0.0
2,166,043	^	4.000%, due 04/15/43	419,578	0.0
7,358,256	^	4.500%, due 12/15/40	1,326,265	0.0
1,119,270	^	4.831%, due 03/15/33	1,182,155	0.0
3,974,956	^	5.000%, due 02/15/40	816,941	0.0
6,942,245	^	5.500%, due 12/15/18	423,342	0.0
12,483,650		5.500%, due 02/15/36	13,557,138	0.3
23,820,265	^	5.798%, due 08/15/43	5,500,957	0.1
5,323,457	^	5.848%, due 05/15/36	673,570	0.0
6,740,728	^	5.898%, due 07/15/40	1,079,897	0.0
36,485,331	^	5.998%, due 03/15/44	5,903,950	0.1
56,629,624	^	5.998%, due 03/15/44	8,750,806	0.2
1,177,028	^	6.000%, due 04/15/33	265,282	0.0
11,111,406		6.000%, due 10/15/37	12,182,135	0.3
4,637,723	^	6.333%, due 06/15/36	777,705	0.0
14,608,344	^	6.398%, due 05/15/41	3,073,052	0.1
35,927,800	^	6.398%, due 11/15/41	8,131,248	0.2
5,599,018	^	6.448%, due 09/15/33	1,036,447	0.0
8,590,496	^	6.448%, due 12/15/39	1,282,851	0.0
19,467,280	^	6.448%, due 01/15/40	3,407,278	0.1
27,859,635	^	6.448%, due 09/15/42	6,935,397	0.1
19,989,108	^	6.548%, due 11/15/25	3,268,829	0.1
4,227,562	^	24.010%, due 01/15/36	2,419,905	0.1

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
		Federal Home Loan Mortgage Corporation: (continued)
153,919,090	W,Z	0.050%-19.405%, due 08/23/17-10/25/44	$167,112,608	3.5
			277,014,817	5.8
		Federal National Mortgage Association: 31.0%##
15,200,000		0.352%, due 10/27/37	15,166,917	0.3
11,700,000		0.875%, due 08/28/17	11,624,816	0.3
21,000,000		0.875%, due 12/20/17	20,771,373	0.4
35,000,000		1.750%, due 06/20/19	35,094,185	0.7
11,185,802	^	3.000%, due 10/25/32	1,449,727	0.0
11,708,325		3.000%, due 05/01/43	11,583,762	0.2
235,438,000	W	3.000%, due 08/01/44	232,072,061	4.8
10,969,000	W	3.500%, due 02/25/26	11,628,854	0.3
800,410	^	3.500%, due 08/25/43	151,784	0.0
316,876,000	W	3.500%, due 08/01/44	325,293,019	6.8
1,586,512	^	4.000%, due 11/01/18	94,698	0.0
42,352,062		4.000%, due 12/01/39	45,023,579	0.9
1,270,923	^	4.000%, due 08/25/43	255,274	0.0
253,168,000	W	4.000%, due 07/01/44	268,753,655	5.6
35,137,000	W	4.500%, due 07/15/35	38,063,262	0.8
14,973,136		4.500%, due 05/01/41	16,231,305	0.3
4,718,801	^	5.000%, due 05/25/18	299,330	0.0
34,172,457	^	5.000%, due 01/25/41	5,527,456	0.1
10,241,889	^	5.000%, due 04/25/42	2,241,034	0.1
13,947,775		5.500%, due 06/01/38	15,606,762	0.3
11,491,381	^	5.500%, due 11/25/40	2,186,181	0.1
43,071,446	^	5.948%, due 12/25/42	9,076,704	0.2
1,875,860	^	6.000%, due 08/25/33	401,571	0.0
7,681,773	^	6.298%, due 02/25/42	1,571,672	0.0
8,454,039	^	6.448%, due 10/25/40	1,467,859	0.0
2,631,539	^	6.548%, due 08/25/26	382,827	0.0
8,666,399	^	6.588%, due 01/25/37	1,612,749	0.0
21,762,857	^	6.598%, due 10/25/35	4,062,640	0.1
381,853,816	W	0.652%-32.690%, due 10/01/14-10/01/44	417,340,749	8.7
			1,495,035,805	31.0
		Government National Mortgage Association: 4.3%
69,122,000		3.500%, due 02/20/42	72,021,889	1.5
14,557,954	^	4.000%, due 08/16/26	1,849,311	0.1
23,178,000		4.000%, due 07/01/44	24,811,324	0.5
11,300,018	^	4.500%, due 12/20/37	1,139,842	0.0

See Accompanying Notes to Financial Statements

76

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
		Government National Mortgage Association (continued)
6,230,923	^	4.500%, due 05/20/40	$1,022,827	0.0
5,195,037	^	5.000%, due 06/16/39	54,635	0.0
4,365,349	^	5.000%, due 11/20/39	789,979	0.0
13,460,068	^	5.000%, due 01/20/40	3,634,461	0.1
9,232,717	^	5.000%, due 03/20/40	1,665,261	0.1
5,340,211	^	5.000%, due 10/20/40	919,854	0.0
9,593,854	^	5.697%, due 06/20/40	1,538,021	0.0
39,454,797	^	5.948%, due 05/16/40	6,042,589	0.1
34,970,407	^	6.047%, due 05/20/37	5,253,870	0.1
7,336,906	^	6.047%, due 06/20/38	793,611	0.0
12,384,067	^	6.047%, due 04/20/39	1,811,907	0.1
46,660,171	^	6.048%, due 04/16/44	6,374,601	0.1
8,241,632	^	6.147%, due 05/20/39	833,983	0.0
6,032,622	^	6.247%, due 04/20/38	838,369	0.0
4,191,450	^	6.348%, due 05/16/38	712,547	0.0
11,634,260	^	6.348%, due 01/16/39	2,090,127	0.1
16,661,883	^	6.467%, due 08/20/40	3,553,648	0.1
7,710,807	^	6.498%, due 09/16/40	1,430,406	0.0
3,211,134	^	6.618%, due 02/16/35	586,969	0.0
7,395,495	^	6.847%, due 04/20/36	784,317	0.0
58,853,667	W	1.625%-24.744%, due 01/20/27-10/20/60	64,584,645	1.4
			205,138,993	4.3
		Total U.S. Government Agency Obligations (Cost $1,945,839,532)	1,979,043,902	41.1

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.0%
		Financials: 0.0%
1,500	#,P	Ally Financial, Inc.	1,511,297	0.0
		Total Preferred Stock (Cost $1,443,750)	1,511,297	0.0

Shares		Value	Percentage of Net Assets
INVESTMENT COMPANIES: 9.3%
	Affiliated Investment Companies: 9.3%
6,750,759	Voya Emerging Markets Corporate Debt Fund - Class P	$68,182,663	1.4
13,264,006	Voya Emerging Markets Hard Currency Debt Fund - Class P	130,517,822	2.7
6,878,474	Voya Emerging Markets Local Currency Debt Fund - Class P	62,456,541	1.3
1,074,930	Voya Floating Rate Fund - Class P	10,953,535	0.2
8,732,647	Voya High Yield Bond Fund - Class P	74,402,149	1.6
9,079,580	Voya Investment Grade Credit Fund - Class P	100,329,359	2.1
	Total Investment Companies (Cost $448,875,902)	446,842,069	9.3

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS: 0.4%
		Interest Rate Swaptions: 0.4%
966,560,000	@	Receive a fixed rate equal to 1.500% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 09/16/14 Counterparty: JPMorgan Chase & Co.	714,547	0.0
966,560,000	@	Receive a fixed rate equal to 1.500% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 09/16/14 Counterparty: JPMorgan Chase & Co.	714,547	0.0

See Accompanying Notes to Financial Statements

77

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2014 (Unaudited) (continued)

# of Contracts			Value	Percentage of Net Assets
PURCHASED OPTIONS (continued)
		Interest Rate Swaptions (continued)
966,560,000	@	Receive a fixed rate equal to 1.950% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 09/16/14 Counterparty: JPMorgan Chase & Co.	$9,271,750	0.2
966,560,000	@	Receive a fixed rate equal to 1.950% and pay a floating rate equal to the 3-month USD-LIBOR-BBA, Exp. 09/16/14 Counterparty: JPMorgan Chase & Co.	9,271,750	0.2
993,819,485	@	Receive a floating rate equal to the 3-month USD-LIBOR-BBA and pay a fixed rate equal to 5.008%, Exp. 05/29/15 Counterparty: Goldman Sachs & Co.	1,795,466	0.0
			21,768,060	0.4
		Total Purchased Options (Cost $20,885,915)	21,768,060	0.4
		Total Long-Term Investments (Cost $5,625,928,537)	5,740,248,794	119.0

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
	Commercial Paper: 0.7%
3,300,000	Concord Minutemen Capital Co. LLC, 0.200%, 08/04/14	3,299,358	0.1
7,500,000	Dominion Resources Inc., 0.220%, 07/11/14	7,499,496	0.2
10,000,000	Kroger Co, 0.200%, 07/07/14	9,999,618	0.2
2,000,000	Time Warner, 0.290%, 07/08/14	1,999,871	0.0
9,815,000	Volkswagen, 0.200%, 07/09/14	9,814,509	0.2
		32,612,852	0.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	U.S. Treasury Bills: 0.0%
1,886,000	United States Treasury Bill, 0.030%, 07/31/14 (Cost $1,885,917)	$1,885,957	0.0
	Securities Lending Collateralcc(1): 0.8%
6,545,722	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $6,545,745, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 10.500%, Market Value plus accrued interest $6,676,636, due 07/15/14-04/20/64)	6,545,722	0.1
8,711,943	Daiwa Capital Markets, Repurchase Agreement dated 06/30/14, 0.14%, due 07/01/14 (Repurchase Amount $8,711,976, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $8,886,182, due 01/01/17-03/01/48)	8,711,943	0.2
8,711,943	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $8,711,960, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $8,886,208, due 07/10/14- 08/15/42)	8,711,943	0.2

See Accompanying Notes to Financial Statements

78

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2014 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1) (continued)
4,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $4,000,016, collateralized by various U.S. Government Securities, 0.750%-6.125%, Market Value plus accrued interest $4,080,000, due 12/31/17-04/15/28)	$4,000,000	0.1
8,711,943	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $8,711,969, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $8,886,182, due 07/01/14-07/15/56)	8,711,943	0.2
		36,681,551	0.8

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
9,707,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $9,707,000)	9,707,000	0.2
	Total Short-Term Investments (Cost $80,887,320)	80,887,360	1.7
	Total Investments in Securities (Cost $5,706,815,857)	$5,821,136,154	120.7
	Liabilities in Excess of Other Assets	(999,896,702)	(20.7)
	Net Assets	$4,821,239,452	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2014.

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

@	Non-income producing security

P	Preferred Stock may be called prior to convertible date.

cc	Securities purchased with cash collateral for securities loaned.

W	Settlement is on a when-issued or delayed-delivery basis.

L	Loaned security, a portion or all of the security is on loan at June 30, 2014.

±	Defaulted security

X	Fair value determined by Voya funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

^	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	The grouping contains securities in default.

(b)	This grouping contains securities on loan.

Cost for federal income tax purposes is $5,708,208,269.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$145,186,171
Gross Unrealized Depreciation	(32,258,286)
Net Unrealized Appreciation	$112,927,885

See Accompanying Notes to Financial Statements

79

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2014 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Preferred Stock	$—	$1,511,297	$—	$1,511,297
Purchased Options	—	21,768,060	—	21,768,060
Corporate Bonds/Notes	—	1,119,617,110	—	1,119,617,110
Collateralized Mortgage Obligations	—	598,657,589	4,666,925	603,324,514
Short-Term Investments	9,707,000	71,180,360	—	80,887,360
Investment Companies	446,842,069	—	—	446,842,069
Asset-Backed Securities	—	507,098,448	2,638,040	509,736,488
U.S. Treasury Obligations	—	1,027,178,440	—	1,027,178,440
U.S. Government Agency Obligations	—	1,979,043,902	—	1,979,043,902
Foreign Government Bonds	—	31,226,914	—	31,226,914
Total Investments, at fair value	$456,549,069	$5,357,282,120	$7,304,965	$5,821,136,154
Other Financial Instruments+
Forward Foreign Currency Contracts	—	321,562	—	321,562
Futures	961,206	—	—	961,206
Total Assets	$457,510,275	$5,357,603,682	$7,304,965	$5,822,418,922
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(707,556)	$—	$(707,556)
Futures	(787,910)	—	—	(787,910)
OTC Swaps	—	(9,546,136)	—	(9,546,136)
Written Options	—	(11,708,082)	—	(11,708,082)
Total Liabilities	$(787,910)	$(21,961,774)	$—	$(22,749,684)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

80

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2014 (Unaudited) (continued)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2014, where the following issuers were considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 6/30/14	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$42,258,565	$23,312,883	$—	$2,611,215	$68,182,663	$1,299,639	$—	$—
Voya Emerging Markets Hard Currency Debt Fund - Class P	99,206,835	25,136,051	—	6,174,936	130,517,822	3,144,527	—	—
Voya Emerging Markets Local Currency Debt Fund - Class P	49,180,846	12,217,468	—	1,058,227	62,456,541	933,632	—	—
Voya Floating Rate Fund - Class P	10,751,857	243,997	—	(42,319)	10,953,535	243,996	—	—
Voya High Yield Bond Fund - Class P	28,819,586	44,197,721	—	1,384,842	74,402,149	1,861,986	—	—
Voya Investment Grade Credit Fund - Class P	47,699,100	48,727,679	—	3,902,580	100,329,359	1,581,434	—	—
	$277,916,789	$153,835,799	$—	$15,089,481	$446,842,069	$9,065,214	$—	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2014, the following forward foreign currency contracts were outstanding for the Voya Intermediate Bond Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	EU Euro	3,402,925	Buy	08/22/14	$4,721,746	$4,660,558	$(61,188)
Citigroup, Inc.	Czech Koruna	19,403,537	Buy	09/12/14	965,742	968,811	3,069
Deutsche Bank AG	South Korean Won	1,122,984,680	Buy	08/22/14	1,087,742	1,107,688	19,946
Deutsche Bank AG	Singapore Dollar	1,301,141	Buy	08/22/14	1,040,746	1,043,512	2,766
							$(35,407)
Barclays Bank PLC	Indian Rupee	61,989,900	Sell	08/22/14	$1,008,622	$1,023,430	$(14,808)
Barclays Bank PLC	Hungarian Forint	884,306,740	Sell	09/12/14	3,955,371	3,899,084	56,287
Barclays Bank PLC	South African Rand	56,586,342	Sell	09/12/14	5,364,763	5,256,093	108,670
Barclays Bank PLC	Chilean Peso	200,391,584	Sell	09/12/14	357,045	359,580	(2,535)
Barclays Bank PLC	Russian Ruble	225,086,922	Sell	09/12/14	6,290,859	6,521,394	(230,535)
Citigroup, Inc.	Malaysian Ringgit	20,214,909	Sell	08/22/14	6,168,912	6,285,460	(116,548)
Citigroup, Inc.	Thai Baht	142,019,697	Sell	08/22/14	4,365,606	4,365,299	307
Citigroup, Inc.	Polish Zloty	13,782,743	Sell	09/12/14	4,467,896	4,517,573	(49,677)
Credit Suisse Group AG	Mexican Peso	78,679,027	Sell	09/12/14	6,033,679	6,034,215	(536)
Deutsche Bank AG	Philippine Peso	30,666,070	Sell	08/22/14	689,900	702,850	(12,950)
Deutsche Bank AG	Turkish Lira	11,701,978	Sell	09/12/14	5,455,106	5,440,822	14,284
Deutsche Bank AG	Peruvian Nuevo Sol	6,689,361	Sell	09/12/14	2,378,017	2,371,742	6,275
Deutsche Bank AG	Colombian Peso	6,651,495,118	Sell	09/12/14	3,404,041	3,525,379	(121,338)
HSBC	Indonesian Rupiah	64,056,737,688	Sell	08/22/14	5,472,596	5,362,638	109,958
HSBC	Brazilian Real	10,946,559	Sell	09/12/14	4,762,272	4,851,788	(89,516)
HSBC	Romanian New Leu	2,063,414	Sell	09/12/14	634,448	642,373	(7,925)
							$(350,587)

See Accompanying Notes to Financial Statements

81

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2014 (Unaudited) (continued)

Voya Intermediate Bond Portfolio Open Futures Contracts on June 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
U.S. Treasury 2-Year Note	1,559	09/30/14	$342,346,672	$(149,965)
			$342,346,672	$(149,965)
Short Contracts
U.S. Treasury 10-Year Note	(600)	09/19/14	(75,103,128)	(66,355)
U.S. Treasury 5-Year Note	(5,157)	09/30/14	(616,060,068)	961,206
U.S. Treasury Long Bond	(822)	09/19/14	(112,768,125)	(79,139)
U.S. Treasury Ultra Long Bond	(534)	09/19/14	(80,066,625)	(492,451)
			$(883,997,946)	$323,261

Voya Intermediate Bond Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on June 30, 2014:

Credit Default Swaps on Credit Indices - Buy Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)		Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citigroup, Inc.	CDX.EM.19 Index	Buy	(5.000)	06/20/18	USD	63,000,000	$(5,991,238)	$(4,257,882)	$(1,733,356)
Deutsche Bank AG	CDX.EM.19 Index	Buy	(5.000)	06/20/18	USD	12,000,000	(1,141,189)	(813,950)	(327,239)
Deutsche Bank AG	CDX.EM.19 Index	Buy	(5.000)	06/20/18	USD	10,934,000	(1,039,813)	(728,150)	(311,663)
HSBC	CDX.EM.19 Index	Buy	(5.000)	06/20/18	USD	14,447,000	(1,373,896)	(965,653)	(408,243)
							$(9,546,136)	$(6,765,635)	$(2,780,501)

(1)	If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

Voya Intermediate Bond Portfolio Written Swaptions Open on June 30, 2014:

Written Interest Rate Swaptions

Description	Counterparty	Floating Rate Index/Underlying Reference Entity	Pay/ Receive Floating	Exercise Rate	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Receive	1.700%	09/16/14	USD	1,933,120,000	$5,039,360	$(5,854,041)
Call OTC Swaption	JPMorgan Chase & Co.	3-month USD-LIBOR-BBA	Receive	1.700%	09/16/14	USD	1,933,120,000	3,291,620	(5,854,041)
						Total Written Swaptions		$8,330,980	$(11,708,082)

See Accompanying Notes to Financial Statements

82

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2014 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Investments in securities at value*	$21,768,060
Interest rate contracts	Net Assets - Unrealized depreciation**	961,206
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	321,562
Total Asset Derivatives		$23,050,828

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$707,556
Credit contracts	Upfront payments received on OTC swap agreements	6,765,635
Credit contracts	Unrealized depreciation on OTC swap agreements	2,780,501
Interest rate contracts	Net Assets - Unrealized depreciation**	787,910
Foreign exchange contracts	Written options, at fair value	11,708,082
Total Liability Derivatives		$22,749,684

*	Includes purchased options.

**	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(2,369,237)	$—	$(2,369,237)
Foreign exchange contracts	—	(1,403,312)	—	—	—	(1,403,312)
Interest rate contracts	—	—	(7,138,885)	—	—	(7,138,885)
Total	$—	$(1,403,312)	$(7,138,885)	$(2,369,237)	$—	$(10,911,434)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Investments*	Foreign currency related transactions**	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$(1,784,576)	$—	$(1,784,576)
Foreign exchange contracts	—	(341,036)	—	—	—	(341,036)
Interest rate contracts	882,145	—	721,566	—	(3,377,102)	(1,773,391)
Total	$882,145	$(341,036)	$721,566	$(1,784,576)	$(3,377,102)	$(3,899,003)

*	Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

**	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

83

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2014 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30,2014:

	Barclays Bank PLC	Citigroup, Inc.	Credit Suisse Group AG	Deutsche Bank AG	Goldman Sachs & Co.	HSBC	JPMorgan Chase & Co.	UBS AG	Totals
Assets:
Purchased options	$—	$—	$—	$—	$1,795,466	$—	$19,972,594	$—	$21,768,060
Forward foreign currency contracts	164,957	3,376	—	43,271	—	109,958	—	—	321,562
Total Assets	$164,957	$3,376	$—	$43,271	$1,795,466	$109,958	$19,972,594	$—	$22,089,622

Liabilities:
Forward foreign currency contracts	$309,066	$166,225	$536	$134,288	$—	$97,441	$—	$—	$707,556
Credit default swaps	—	5,991,238	—	2,181,002	—	—	—	1,373,896	9,546,136
Written options	—	—	—	—	—	—	11,708,082	—	11,708,082
Total Liabilities	$309,066	$6,157,463	$536	$2,315,290	$—	$97,441	$11,708,082	$1,373,896	$21,961,774

Net OTC derivative instruments by counterparty, at fair value	$(144,109)	$(6,154,087)	$(536)	$(2,272,019)	$1,795,466	$12,517	$8,264,512	$(1,373,896)	127,848

Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$6,516,000	$—	$2,800,000	$(1,330,000)	$1,520,000	$—	$—	$9,506,000
Net Exposure(1)	$(144,109)	$361,913	$(536)	$527,981	$465,466	$1,532,517	$8,264,512	$(1,373,896)	$9,633,848

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

84

Voya Money Market Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Investment Type Allocation as of June 30, 2014 (as a percentage of net assets)
Asset Backed Commercial Paper	25.0%
Other Note	20.3%
Government Agency Debt	15.8%
Financial Company Commercial Paper	12.4%
Treasury Debt	6.6%
Government Agency Repurchase Agreement	6.6%
Other Instrument	4.5%
Certificates of Deposit	4.1%
Other Commercial Paper	3.8%
Assets in Excess of Other Liabilities	0.9%
Net Assets	100.0%
Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets
Asset Backed Commercial Paper: 25.0%
14,250,000		Barton Capital LLC, 0.160%, due 07/28/14	$14,248,290	2.1
5,250,000	#	Barton Capital LLC, 0.183%, due 07/01/14	5,250,000	0.8
8,500,000	#	Barton Capital LLC, 0.184%, due 07/17/14	8,500,000	1.2
14,000,000		Concord Minutemen Capital Co., 0.200%, due 07/02/14	13,999,922	2.0
14,000,000		Concord Minutemen Capital Co., 0.200%, due 10/01/14	13,992,844	2.0
27,750,000		Crown Point Capital Co., 0.200%, due 10/02/14	27,735,662	4.0
3,250,000		Jupiter Securitization Company LLC, 0.271%, due 12/29/14	3,245,588	0.5
7,900,000		Jupiter Securitization Company LLC, 0.271%, due 03/04/15	7,885,425	1.1
18,125,000		Jupiter Securitization Company LLC, 0.282%, due 07/01/14	18,125,000	2.6
10,000,000		Old Line Funding LLC, 0.170%, due 08/06/14	9,998,300	1.4
5,500,000	#	Old Line Funding LLC, 0.181%, due 07/27/14	5,500,000	0.8

Principal Amount†			Value	Percentage of Net Assets
Asset Backed Commercial Paper: (continued)
5,750,000		Old Line Funding LLC, 0.230%, due 09/25/14	$5,746,841	0.8
9,731,000		Old Line Funding LLC, 0.240%, due 07/02/14	9,730,935	1.4
8,525,000	#	Thunder Bay Funding LLC, 0.184%, due 07/27/14	8,525,000	1.2
18,000,000	#	Thunder Bay Funding LLC, 0.187%, due 07/07/14	18,000,000	2.6
750,000		Thunder Bay Funding LLC, 0.210%, due 07/02/14	749,996	0.1
2,400,000		Thunder Bay Funding LLC, 0.230%, due 10/10/14	2,398,451	0.4
		Total Asset Backed Commercial Paper (Cost $173,632,254)	173,632,254	25.0

Certificates of Deposit: 4.1%
4,800,000		Credit Suisse New York, 0.500%, due 12/05/14	4,803,181	0.7
650,000		Rabobank Nederland NV NY, 0.210%, due 10/03/14	650,051	0.1
11,500,000		Skandinav Enskilda Bank NY, 0.250%, due 07/14/14	11,500,498	1.7
7,500,000		Standard Chartered Bank, 0.500%, due 01/02/15	7,500,000	1.1
3,700,000		Toronto Dominion Bank NY, 0.550%, due 09/18/14	3,701,691	0.5
		Total Certificates of Deposit (Cost $28,155,421)	28,155,421	4.1

Financial Company Commercial Paper: 12.4%
17,750,000		ASB Finance Ltd., 0.165%, due 07/02/14	17,749,919	2.6
14,500,000	#	Australia & New Zealand Banking Group Ltd., 0.338%, due 07/20/14	14,500,000	2.1
1,500,000		Credit Suisse New York, 0.140%, due 07/07/14	1,499,965	0.2

See Accompanying Notes to Financial Statements

85

Voya Money Market Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
Financial Company Commercial Paper: (continued)
1,000,000		Credit Suisse New York, 0.320%, due 11/14/14	$998,791	0.1
1,000,000		Credit Suisse New York, 0.326%, due 11/25/14	998,673	0.1
750,000		General Electric Capital Corp., 0.190%, due 07/18/14	749,933	0.1
7,000,000		Nordea Bank AB, 0.110%, due 07/02/14	6,999,978	1.0
14,750,000		Nordea Bank AB, 0.200%, due 10/01/14	14,742,461	2.1
1,060,000		Societe Generale North America, 0.190%, due 08/08/14	1,059,787	0.2
500,000		Societe Generale North America, 0.200%, due 08/01/14	499,914	0.1
8,500,000		Standard Chartered Bank, 0.255%, due 10/01/14	8,494,461	1.2
18,000,000		Toronto Dominion Bank Ltd., 0.100%, due 07/02/14	17,999,950	2.6
		Total Financial Company Commercial Paper (Cost $86,293,832)	86,293,832	12.4

Government Agency Debt: 15.8%
10,250,000	Z	Federal Home Loan Bank Discount Notes, 0.050%, due 07/18/14	10,249,758	1.5
6,500,000	Z	Federal Home Loan Bank Discount Notes, 0.060%, due 08/18/14	6,499,480	0.9
40,000,000	Z	Federal Home Loan Bank Discount Notes, 0.068%, due 08/22/14	39,996,071	5.8
52,500,000	Z	Federal Home Loan Bank Discount Notes, 0.070%, due 08/04/14	52,496,529	7.6
400,000	Z	Federal Home Loan Bank Discount Notes, 0.650%, due 08/01/14	399,978	0.0
		Total Government Agency Debt (Cost $109,641,816)	109,641,816	15.8

Principal Amount†		Value	Percentage of Net Assets
Government Agency Repurchase Agreement: 6.6%
30,000,000	Deutsche Bank Repurchase Agreement dated 6/30/14, 0.10%, due 7/1/14, $30,000,083 to be received upon repurchase (Collateralized by $30,989,000, various US Govt Agncy Obg, 0.00% - 6.75%, Market Value plus accrued interest $30,600,691 due 7/9/14 - 6/22/35)	$30,000,000	4.3
15,522,000	Deutsche Bank Repurchase Agreement dated 6/30/14, 0.50%, due 7/1/14, $15,522,022 to be received upon repurchase (Collateralized by $11,100,800, US Treasury Bond, 6.25%, Market Value plus accrued interest $15,832,522 due 5/15/30)	15,522,000	2.3
	Total Government Agency Repurchase Agreement (Cost $45,522,000)	45,522,000	6.6

Other Commercial Paper: 3.8%
7,000,000	Cargill Global Fund PLC, 0.070%, due 07/09/14	6,999,891	1.0
19,000,000	Travelers Companies, Inc., 0.060%, due 07/01/14	19,000,000	2.8
	Total Other Commercial Paper (Cost $25,999,891)	25,999,891	3.8

Other Instrument: 4.5%
31,000,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%, due 07/01/14	31,000,000	4.5
	Total Other Instrument (Cost $31,000,000)	31,000,000	4.5

See Accompanying Notes to Financial Statements

86

Voya Money Market Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
Other Note: 20.3%
3,800,000		American Honda Finance, 0.242%, due 09/12/14	$3,800,000	0.5
3,250,000	#	American Honda Finance, 0.288%, due 07/17/14	3,250,000	0.5
2,550,000	#	American Honda Finance, 1.850%, due 09/19/14	2,558,303	0.4
4,000,000		ANZ New Zealand Int’l/London, 1.129%, due 08/28/14	4,030,304	0.6
1,250,000	#	Australia & New Zealand Banking Group Ltd., 3.700%, due 01/13/15	1,272,594	0.2
5,850,000		Commonwealth Bank of Australia NY, 1.950%, due 03/16/15	5,913,681	0.8
3,000,000	#	Commonwealth Bank of Australia, 3.500%, due 03/19/15	3,067,998	0.4
2,000,000	#	Fosse Master Issuer PLC, 0.274%, due 07/16/14	2,000,000	0.3
1,500,000		General Electric Capital Corp., 2.150%, due 01/09/15	1,514,601	0.2
3,000,000		JPMorgan Chase Bank NA, 0.331%, due 07/21/14	2,998,586	0.4
10,500,000		JPMorgan Chase Bank NA, 0.356%, due 07/22/14	10,500,000	1.5
6,660,000	#	Nordea Bank AB, 2.250%, due 03/20/15	6,753,450	1.0
550,000	#	Rabobank Nederland, 3.200%, due 03/11/15	560,914	0.1
15,250,000	#	Royal Bank of Canada, 0.408%, due 10/01/14	15,250,000	2.2
2,750,000	#	Standard Chartered PLC, 5.500%, due 11/18/14	2,803,793	0.4
20,500,000		Svenska Handelsbanken AB, 0.386%, due 07/04/14	20,500,000	3.0

Principal Amount†		Value	Percentage of Net Assets
Other Note: (continued)
5,000,000	US Bank NA, 0.522%, due 07/14/14	$5,003,494	0.7
30,750,000	Wells Fargo Bank NA, 0.380%, due 09/24/14	30,750,000	4.4
18,500,000	Westpac Banking Corp, 0.533%, due 07/28/14	18,500,000	2.7
	Total Other Note (Cost $141,027,718)	141,027,718	20.3
Treasury Debt: 6.6%
10,000,000	United States Treasury Bill, 0.042%, due 10/02/14	9,998,938	1.4
35,750,000	United States Treasury Bill, 0.054%, due 12/26/14	35,740,429	5.2
	Total Treasury Debt (Cost $45,739,367)	45,739,367	6.6
	Total Investments in Securities (Cost $687,012,299)	$687,012,299	99.1
	Assets in Excess of Other Liabilities	6,475,579	0.9
	Net Assets	$693,487,878	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

Cost for federal income tax purposes is the same as for financial statement purposes.

Net unrealized depreciation consists of:

Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	—
Net Unrealized Depreciation	$—

See Accompanying Notes to Financial Statements

87

Voya Money Market Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Government Agency Debt	$—	$109,641,816	$—	$109,641,816
Certificates of Deposit	—	28,155,421	—	28,155,421
Government Agency Repurchase Agreement	—	45,522,000	—	45,522,000
Treasury Debt	—	45,739,367	—	45,739,367
Other Commercial Paper	—	25,999,891	—	25,999,891
Other Note	—	141,027,718	—	141,027,718
Financial Company Commercial Paper	—	86,293,832	—	86,293,832
Other Instrument	31,000,000	—	—	31,000,000
Asset Backed Commercial Paper	—	173,632,254	—	173,632,254
Total Investments, at fair value	$31,000,000	$656,012,299	$—	$687,012,299

^    See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following table is a summary of the Portfolio’s government agency repurchase agreements by counterparty which are subject to offset under a MRA as of June 30, 2014:

Counterparty	Government Agency Repurchase Agreement, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Deutsche Bank AG	$45,522,000	$(45,522,000)	$—
Totals	$45,522,000	$(45,522,000)	$—

(1)	Collateral with a fair value of $46,433,213 has been pledged in connection with the above government agency repurchase agreements.

Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements

88

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2014 (Unaudited)

Sector Diversification as of June 30, 2014 (as a percentage of net assets)

Financials	22.9%
Industrials	18.4%
Information Technology	16.5%
Consumer Discretionary	13.4%
Health Care	9.3%
Energy	6.7%
Materials	4.8%
Utilities	2.8%
Consumer Staples	2.0%
Exchange-Traded Funds	1.7%
Assets in Excess of Other Liabilities*	1.5%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.8%
		Consumer Discretionary: 13.4%
85,700	@	Bally Technologies, Inc.	$5,632,204	0.8
125,100		Cheesecake Factory	5,807,142	0.8
207,500		Finish Line	6,171,050	0.9
235,711		La-Z-Boy, Inc.	5,461,424	0.7
383,800	@	Orient-Express Hotels Ltd.	5,580,452	0.8
72,200		Vail Resorts, Inc.	5,572,396	0.8
1,718,115		Other Securities(a)	60,425,532	8.6
			94,650,200	13.4
		Consumer Staples: 2.0%
420,025		Other Securities	13,967,474	2.0
		Energy: 6.7%
102,815		Carrizo Oil & Gas, Inc.	7,120,967	1.0
331,125	@,L	Energy XXI Bermuda Ltd.	7,824,484	1.1
719,200	@	Key Energy Services, Inc.	6,573,488	0.9
98,552	@	Unit Corp.	6,783,334	1.0
1,567,600		Other Securities(a)	18,797,010	2.7
			47,099,283	6.7
		Financials: 22.9%
327,082		CubeSmart	5,992,142	0.9
779,150		DCT Industrial Trust, Inc.	6,396,821	0.9
112,118		EPR Properties	6,264,033	0.9

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials (continued)
234,579		First American Financial Corp.	$6,518,950	0.9
341,025		FirstMerit Corp.	6,735,244	1.0
171,418		LaSalle Hotel Properties	6,049,341	0.9
393,800		Radian Group, Inc.	5,832,178	0.8
46,033		Signature Bank	5,808,444	0.8
93,300		South State Corp.	5,691,300	0.8
48,624	@	SVB Financial Group	5,670,531	0.8
30,300		Virtus Investment Partners	6,416,025	0.9
214,300		Webster Financial Corp.	6,759,022	1.0
3,139,143		Other Securities(a)	86,784,315	12.3
			160,918,346	22.9
		Health Care: 9.3%
218,049		Healthsouth Corp.	7,821,418	1.1
1,690,833		Other Securities(a)	57,974,527	8.2
			65,795,945	9.3
		Industrials: 18.4%
187,585		Actuant Corp.	6,484,813	0.9
159,500		Barnes Group, Inc.	6,147,130	0.9
440,800		Blount International, Inc.	6,219,688	0.9
245,400		Brady Corp.	7,330,098	1.0
111,000		Clarcor, Inc.	6,865,350	1.0
92,400		Curtiss-Wright Corp.	6,057,744	0.8
300,200		Heartland Express, Inc.	6,406,268	0.9
110,496	@	HUB Group, Inc.	5,568,998	0.8
190,300		KAR Auction Services, Inc.	6,064,861	0.9
195,300		Orbital Sciences Corp.	5,771,115	0.8
56,200		Teledyne Technologies, Inc.	5,460,954	0.8
90,200		Toro Co.	5,736,720	0.8
112,413		Watts Water Technologies, Inc.	6,939,255	1.0
122,252		Woodward Governor Co.	6,134,605	0.9
1,235,477		Other Securities(a)	42,551,994	6.0
			129,739,593	18.4
		Information Technology: 16.5%
196,566		Cardtronics, Inc.	6,698,969	1.0
234,300		EVERTEC, Inc.	5,679,432	0.8
124,600		j2 Global, Inc.	6,337,156	0.9
205,900	@	Microsemi Corp.	5,509,884	0.8
180,282		MKS Instruments, Inc.	5,632,010	0.8
See Accompanying Notes to Financial Statements

89

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2014 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
246,500	QLIK Technologies, Inc.	$5,575,830	0.8
3,070,795	Other Securities	80,516,685	11.4
		115,949,966	16.5
	Materials: 4.8%
361,500	Commercial Metals Co.	6,257,565	0.9
161,400	HB Fuller Co.	7,763,340	1.1
100,906	Minerals Technologies, Inc.	6,617,416	0.9
129,776	Worthington Industries	5,585,559	0.8
337,700	Zep, Inc.	5,963,782	0.9
554,300	Other Securities	1,640,728	0.2
		33,828,390	4.8
	Utilities: 2.8%
145,297	El Paso Electric Co.	5,842,392	0.8
314,785	Other Securities	13,761,736	2.0
		19,604,128	2.8
	Total Common Stock (Cost $514,055,127)	681,553,325	96.8
EXCHANGE-TRADED FUNDS: 1.7%
103,900	iShares Russell 2000 Index Fund	12,344,359	1.7
	Total Exchange-Traded Funds (Cost $10,756,915)	12,344,359	1.7
	Total Long-Term Investments (Cost $524,812,042)	693,897,684	98.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.7%
	Securities Lending Collateralcc(1): 2.3%
2,510,904	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $2,510,913, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,561,122, due 07/15/14-04/20/64)	2,510,904	0.4

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1) (continued)
3,726,517	Daiwa Capital Markets, Repurchase Agreement dated 06/30/14, 0.14%, due 07/01/14 (Repurchase Amount $3,726,531, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $3,801,047, due 01/01/17-03/01/48)	$3,726,517	0.5
3,726,517	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $3,726,524, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $3,801,059, due 07/10/14-08/15/42)	3,726,517	0.6
2,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $2,000,008, collateralized by various U.S. Government Securities, 0.750%-6.125%, Market Value plus accrued interest $2,040,000, due 12/31/17-04/15/28)	2,000,000	0.3
3,726,517	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $3,726,528, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 8.875%, Market Value plus accrued interest $3,801,047, due 07/01/14-07/15/56)	3,726,517	0.5
		15,690,455	2.3

See Accompanying Notes to Financial Statements

90

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2014 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.4%
10,032,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $10,032,000)	$10,032,000	1.4
	Total Short-Term Investments (Cost $25,722,455)	25,722,455	3.7
	Total Investments in Securities (Cost $550,534,497)	$719,620,139	102.2
	Liabilities in Excess of Other Assets	(15,225,256)	(2.2)
	Net Assets	$704,394,883	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2014.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2014.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $554,497,824.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$176,520,754
Gross Unrealized Depreciation	(11,398,439)
Net Unrealized Appreciation	$165,122,315

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$681,553,325	$—	$—	$681,553,325
Exchange-Traded Funds	12,344,359	—	—	12,344,359
Short-Term Investments	10,032,000	15,690,455	—	25,722,455
Total Investments, at fair value	$703,929,684	$15,690,455	$—	$719,620,139

^   See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*   For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

91

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Administrator
Voya Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
One Wall Street
New York, New York 10286

Legal Counsel
Goodwin Procter LLP
Exchange Place
53 State Street
Boston, Massachusetts 02109

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	VPSAR-CAPAPALL (0614-082214)

Semi-Annual Report

June 30, 2014

Classes ADV, I, S and S2

Voya Variable Product Index Funds

■	Voya Australia Index Portfolio (formerly, ING Australia Index Portfolio)
■	Voya Emerging Markets Index Portfolio (formerly, ING Emerging Markets Index Portfolio)
■	Voya Euro STOXX 50® Index Portfolio (formerly, ING Euro STOXX 50® Index Portfolio)
■	Voya FTSE 100 Index® Portfolio (formerly, ING FTSE 100 Index® Portfolio)
■	Voya Hang Seng Index Portfolio (formerly, ING Hang Seng Index Portfolio)
■	Voya International Index Portfolio (formerly, ING International Index Portfolio)
■	Voya Japan TOPIX Index Portfolio (formerly, ING Japan TOPIX Index Portfolio)
■	Voya Russell™ Large Cap Growth Index Portfolio (formerly, ING Russell™ Large Cap Growth Index Portfolio)
■	Voya Russell™ Large Cap Index Portfolio (formerly, ING Russell™ Large Cap Index Portfolio)
■	Voya Russell™ Large Cap Value Index Portfolio (formerly, ING Russell™ Large Cap Value Index Portfolio)
■	Voya Russell™ Mid Cap Growth Index Portfolio (formerly, ING Russell™ Mid Cap Growth Index Portfolio)
■	Voya Russell™ Mid Cap Index Portfolio (formerly, ING Russell™ Mid Cap Index Portfolio)
■	Voya Russell™ Small Cap Index Portfolio (formerly, ING Russell™ Small Cap Index Portfolio)
■	Voya U.S. Bond Index Portfolio (formerly, ING U.S. Bond Index Portfolio)

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT voyainvestments.com	VoyaTM Investment Management was formerly ING U.S. Investment Management

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

(THIS PAGE INTENTIONALLY LEFT BLANK)

PRESIDENT’S LETTER

Luck and Skill

Dear Shareholder,

Earlier this month many of us were caught up in the excitement of the World Cup, soccer’s premier tournament. They say that soccer teaches you about life, and that is certainly true in at least one respect: the big part that luck can play in the outcome. During the World Cup, a New York Times article examined the role of luck in soccer matches, noting that the game’s combination of low scores, fluke goals and numerous ties makes it the least predictable of the major sports.1 A survey of the research literature concluded that the outcome of a soccer match was about half skill and half luck.

What does this have to do with investing? Many investors tend to overlook the part luck plays in their investment results, giving themselves too much credit for skill. This is especially true in a bull market, when the market’s upward trend may disguise the effect of discretionary investment decisions. In assessing their performance, professional investors distinguish alpha — the return component due to manager skill — from beta — the return component due to market moves. While investors may benefit from both alpha and beta, the existence of beta reminds us that it isn’t all under our own control. We should take our successes with a touch of humility, mindful of the assist our skills have gotten from good fortune.

But if good fortune can be random, so can bad fortune. How do you set your course to allow for the unpredictable effects of good or ill winds? In our view, the best way is to minimize the opportunities for randomness to enter the picture — keep your portfolio fully invested and well diversified, and avoid the temptation to time the market. Keep your focus on your long-term goals and promptly inform your financial advisor should these goals change. Before taking action, thoroughly discuss any contemplated portfolio changes with your advisor.

On May 1, 2014, ING U.S. Investment Management changed its name to Voya Investment Management. Our new name reminds us that a secure financial future is about more than just reaching a destination — it’s about positive experiences along the way. It’s also about continuity: there will be no changes in terms of investment processes or the services we provide to you, our clients. As part of the transition to our new name, we are building upon our commitment to be a reliable partner committed to reliable investing.

We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews
Executive Vice President
Voya Family of Funds
July 28, 2014

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

[1]	“Soccer, a Beautiful Game of Chance,” by John Tierney, New York Times, July 7, 2014.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2014

Global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends ended 2013 at a record high. Investor sentiment had evidently reconciled itself to the tapering of the U.S. Federal Reserve Board’s (“Fed’s”) $85 billion of monthly Treasury and mortgage-backed securities purchases. The Fed’s December 18 announcement of a reduction in purchases to $75 billion per month with more to come was taken in stride. There was still plenty to worry about however, and in the first month of 2014 the Index slumped before recovering to end up 5.48% for the first half of the fiscal year. (The Index returned 6.18% for the six-months ended June 30, 2014, measured in U.S. dollars.)

It did not take long for worries about a flagging U.S. economy to resurface. A disappointingly weak employment report on January 10 showed only 74,000 jobs created in December, the lowest in nearly three years. A decline in the unemployment rate to 6.7% was partly due to large numbers of unemployed people leaving the workforce, while the labor participation rate equaled the lowest since March of 1978.

A cold and snowy winter was thought to be depressing hiring and other key statistics like durable goods orders and home sales. Nonetheless, in late January, Fed Chairman Bernanke, in an official capacity for the last time, announced a further $10 billion reduction in monthly purchases. Global equities markets were falling.

The Index reached its low point on February 3, down almost exactly 5% in 2014. Yet it took only 18 days to erase the loss and reclaim a small gain despite new political turmoil that flared in Eastern Europe as Russia annexed Crimea after the president of Ukraine was deposed.

It was not as if the news suddenly improved; it remained mostly poor into March. What was becoming clear, however was that it was indeed weather-related and could therefore be expected to be temporary. The Fed confirmed as much on February 14. The same week new Fed Chair Janet Yellen stressed the “continuity” of accommodative monetary policy and later confirmed that such a policy would remain in place for “some time.”

The April, May and June employment reports were significantly better, showing a monthly average of 234,000 jobs created. Retail sales, industrial production and home sales all rebounded strongly, although the pace of home price increases was moderating. Purchasing managers’ activity indices were on the rise. The Fed continued to taper without hesitation and by the end of June the pace of bond purchases had fallen to $35 billion per month.

The main outlier was gross domestic product (“GDP”). First quarter GDP growth was initially announced on April 30 as a scant 0.1% annualized. One month later it was revised down to a fall of 1.0%. And on June 25 it was further revised down to 2.9%, the worst since the first quarter of 2009. But such was the state of sentiment that markets seemed to shrug it off as the encapsulation of a weather-driven anomaly, now fading into memory.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds added 3.93% in the six months through June. The Barclays Long Term U.S. Treasury sub-index, having dropped 12.66% in the previous fiscal year, bounced back to soar 12.14%. The over-all Barclay’s U.S. Treasury Bond sub-index only returned 2.72%: evidence of a flattening Treasury yield curve. The Barclays U.S. Corporate Investment Grade Bond sub-index gained 5.68% and interestingly did a little better than the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) which added 5.46%.

U.S. equities, represented by the S&P 500® Index including dividends, advanced 7.14% in the first half of the fiscal year, closing just off an all-time high. This represented the sixth straight calendar quarter of positive returns, a sequence not seen since 1998. Utilities was the best performing sector with a gain of 18.65%, followed at some distance by energy, 12.98%. The worst were consumer discretionary which managed only 0.60% and industrials 4.00%. Record operating earnings per share for S&P 500® companies in the fourth quarter of 2013, supported by low interest rates and slow wage growth, slipped by just about 3% in the next quarter.

In currencies, the dollar edged up only 0.37% against the euro over the six months, despite the political trouble in Ukraine and European Central Bank President Draghi’s embrace of the idea of quantitative easing for the euro zone. The dollar lost 3.21% to the pound as the UK’s strong recovery story remained largely intact. The dollar fell 3.78% against the yen, with the effectiveness of the Bank of Japan’s own quantitative easing as a means of weakening the currency increasingly in doubt.

In international markets, the MSCI Japan® Index lost 2.96% for the fiscal half year, (despite a 4.8% bounce in June). The government’s fiscal and monetary stimulus seemed to be fading, while Prime Minister Abe’s reform-based “third arrow” of economic policy was criticized as lacking definition. The MSCI Europe ex UK® Index gained 6.37%, with strength in banks, pharmaceuticals, utilities and the peripheral markets of Italy and Spain. The euro zone reported its fourth straight quarter of GDP growth; the total however amounted to less than 1%, while unemployment was still stubbornly high at 11.6%. The MSCI UK® Index rose a rather disappointing 1.88%. Stocks were held back by lagging banks, miners and telecoms. GDP in the first quarter of 2014 grew by 3.1% from a year earlier, while unemployment continued to fall, but concerns persisted about a housing price bubble and overstretched consumers.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
Barclays High Yield Bond—2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays Long Term U.S. Treasury Index	The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your annuity contract. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2014*	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2014*
Voya Austrailia Index Portfolio
Class ADV	$1,000.00	$1,079.90	0.94%	$4.85	$1,000.00	$1,020.13	0.94%	$4.71
Class I	1,000.00	1,083.30	0.44	2.27	1,000.00	1,022.61	0.44	2.21
Voya Emerging Markets Index Portfolio
Class ADV	1,000.00	1,051.90	1.03	5.24	1,000.00	1,019.69	1.03	5.16
Class I	1,000.00	1,055.30	0.53	2.70	1,000.00	1,022.17	0.53	2.66
Class S	1,000.00	1,054.00	0.78	3.97	1,000.00	1,020.93	0.78	3.91
Class S2	1,000.00	1,052.90	0.93	4.73	1,000.00	1,020.18	0.93	4.66
Voya Euro STOXX 50® Index Portfolio
Class ADV	1,000.00	1,052.10	0.94	4.78	1,000.00	1,020.13	0.94	4.71
Class I	1,000.00	1,055.30	0.44	2.24	1,000.00	1,022.61	0.44	2.21
Voya FTSE 100 Index® Portfolio
Class ADV	1,000.00	1,046.20	0.91	4.62	1,000.00	1,020.28	0.91	4.56
Class I	1,000.00	1,048.70	0.41	2.08	1,000.00	1,022.76	0.41	2.06

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2014*	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2014*
Voya Hang Seng Index Portfolio
Class ADV	$1,000.00	$1,010.60	1.25%	$6.23	$1,000.00	$1,018.60	1.25%	$6.26
Class I	1,000.00	1,013.10	0.75	3.74	1,000.00	1,021.08	0.75	3.76
Class S	1,000.00	1,011.00	1.00	4.99	1,000.00	1,019.84	1.00	5.01
Voya International Index Portfolio
Class ADV	1,000.00	1,043.70	0.98	4.97	1,000.00	1,019.93	0.98	4.91
Class I	1,000.00	1,046.00	0.49	2.49	1,000.00	1,022.36	0.49	2.46
Class S	1,000.00	1,045.10	0.74	3.75	1,000.00	1,021.12	0.74	3.71
Class S2	1,000.00	1,044.40	0.89	4.51	1,000.00	1,020.38	0.89	4.46
Voya Japan TOPIX Index Portfolio
Class ADV	1,000.00	1,010.90	0.92	4.59	1,000.00	1,020.23	0.92	4.61
Class I	1,000.00	1,014.00	0.42	2.10	1,000.00	1,022.71	0.42	2.11
Voya Russell™ Large Cap Growth Index Portfolio
Class I	1,000.00	1,059.90	0.48	2.45	1,000.00	1,022.41	0.48	2.41
Class S	1,000.00	1,058.20	0.73	3.73	1,000.00	1,021.17	0.73	3.66
Voya Russell™ Large Cap Index Portfolio
Class ADV	1,000.00	1,061.60	0.87	4.45	1,000.00	1,020.48	0.87	4.36
Class I	1,000.00	1,064.60	0.37	1.89	1,000.00	1,022.96	0.37	1.86
Class S	1,000.00	1,063.30	0.62	3.17	1,000.00	1,021.72	0.62	3.11
Class S2	1,000.00	1,062.90	0.77	3.94	1,000.00	1,020.98	0.77	3.86
Voya Russell™ Large Cap Value Index Portfolio
Class I	1,000.00	1,068.70	0.48	2.46	1,000.00	1,022.41	0.48	2.41
Class S	1,000.00	1,067.50	0.73	3.74	1,000.00	1,021.17	0.73	3.66
Voya Russell™ Mid Cap Growth Index Portfolio
Class ADV	1,000.00	1,060.60	0.98	5.01	1,000.00	1,019.93	0.98	4.91
Class I	1,000.00	1,063.00	0.48	2.46	1,000.00	1,022.41	0.48	2.41
Class S	1,000.00	1,061.50	0.73	3.73	1,000.00	1,021.17	0.73	3.66
Class S2	1,000.00	1,061.10	0.88	4.50	1,000.00	1,020.43	0.88	4.41
Voya Russell™ Mid Cap Index Portfolio
Class ADV	1,000.00	1,082.40	0.93	4.80	1,000.00	1,020.18	0.93	4.66
Class I	1,000.00	1,084.60	0.43	2.22	1,000.00	1,022.66	0.43	2.16
Class S	1,000.00	1,083.10	0.68	3.51	1,000.00	1,021.42	0.68	3.41
Class S2	1,000.00	1,082.70	0.83	4.29	1,000.00	1,020.68	0.83	4.16
Voya Russell™ Small Cap Index Portfolio
Class ADV	1,000.00	1,030.20	0.95	4.78	1,000.00	1,020.08	0.95	4.76
Class I	1,000.00	1,032.80	0.45	2.27	1,000.00	1,022.56	0.45	2.26
Class S	1,000.00	1,031.90	0.70	3.53	1,000.00	1,021.32	0.70	3.51
Class S2	1,000.00	1,031.20	0.85	4.28	1,000.00	1,020.58	0.85	4.26

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

5

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED) (CONTINUED)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2014*	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2014*
Voya U.S. Bond Index Portfolio
Class ADV	$1,000.00	$1,035.20	0.91%	$4.59	$1,000.00	$1,020.28	0.91%	$4.56
Class I	1,000.00	1,038.30	0.41	2.07	1,000.00	1,022.76	0.41	2.06
Class S	1,000.00	1,036.80	0.66	3.33	1,000.00	1,021.52	0.66	3.31
Class S2	1,000.00	1,036.40	0.81	4.09	1,000.00	1,020.78	0.81	4.06

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

6

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2014 (UNAUDITED)

	Voya Australia Index Portfolio	Voya Emerging Markets Index Portfolio	Voya Euro STOXX 50® Index Portfolio	Voya FTSE 100 Index® Portfolio
ASSETS:
Investments in securities at fair value+*	$202,720,288	$576,963,670	$503,931,910	$446,561,143
Investments in affiliates at fair value**	—	—	10,095,703	—
Short-term investments at fair value***	5,662,687	6,061,000	4,798,710	—
Total investments at fair value	$208,382,975	$583,024,670	$518,826,323	$446,561,143
Cash	451	4,146	2,984,151	760
Cash collateral for futures	571,378	555,496	628,891	255,477
Foreign currencies at value****	77,344	1,044,920	461,260	5,716,663
Foreign cash collateral for futures*****	185,470	—	420,951	87,370
Receivables:
Investment securities sold	13,471,044	34,423,928	8,154,760	1,277,803
Fund shares sold	—	7,790	7,049	6,231,617
Dividends	1,855,899	2,372,983	124,832	1,977,211
Foreign tax reclaims	—	—	196,720	38,904
Unrealized appreciation on forward foreign currency contracts	13,924	—	43,486	14,613
Prepaid expenses	20,301	2,607	2,174	1,926
Other assets	2,087	1,634	8,539	6,800
Total assets	224,580,873	621,438,174	531,859,136	462,170,287

LIABILITIES:
Payable for investment securities purchased	6,421,108	6,287,112	4,252,669	1,281,792
Payable for fund shares redeemed	6,397,120	27,659,362	4,220,212	300,397
Payable upon receipt of securities loaned	4,229,687	—	4,798,710	—
Unrealized depreciation on forward foreign currency contracts	4,442	—	3,929	5,366
Payable for investment management fees	61,861	201,461	151,888	130,943
Payable for distribution and shareholder service fees	—	—	14,024	3,371
Payable for directors fees	1,047	2,933	2,589	2,272
Payable to directors under the deferred compensation plan (Note 6)	2,088	1,634	8,540	6,800
Payable for borrowings against line of credit	—	—	—	470,000
Other accrued expenses and liabilities	60,776	998,592	170,836	144,168
Total liabilities	17,178,129	35,151,094	13,623,397	2,345,109
NET ASSETS	$207,402,744	$586,287,080	$518,235,739	$459,825,178

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$189,859,488	$570,572,737	$411,702,672	$316,432,733
Undistributed net investment income	4,170,757	6,303,973	12,159,081	22,199,806
Accumulated net realized gain (loss)	(5,332,514)	(10,101,525)	(68,864,796)	4,394,348
Net unrealized appreciation	18,705,013	19,511,895	163,238,782	116,798,291
NET ASSETS	$207,402,744	$586,287,080	$518,235,739	$459,825,178
____________________
+ Including securities loaned at value	$3,992,463	$—	$4,549,905	$—
* Cost of investments in securities	$184,043,407	$557,407,150	$345,417,625	$329,789,813
** Cost of investments in affiliates	$—	$—	$5,355,688	$—
*** Cost of short-term investments	$5,662,687	$6,061,000	$4,798,710	$—
**** Cost of foreign currencies	$77,224	$1,049,517	$458,432	$5,671,859
***** Cost of foreign cash collateral for futures	$185,470	$—	$420,951	$87,370

See Accompanying Notes to Financial Statements

7

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

	Voya Australia Index Portfolio	Voya Emerging Markets Index Portfolio	Voya Euro STOXX 50® Index Portfolio	Voya FTSE 100 Index® Portfolio
Class ADV
Net assets	$3,112	$3,469	$34,466,455	$8,392,002
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	300	300	2,847,648	662,042
Net asset value and redemption price per share	$10.37	$11.56	$12.10	$12.68

Class I
Net assets	$207,399,632	$586,276,656	$483,769,284	$451,433,176
Shares authorized	100,000,000	100,000,000	200,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	19,863,158	50,420,386	39,681,845	35,376,593
Net asset value and redemption price per share	$10.44	$11.63	$12.19	$12.76

Class S
Net assets	n/a	$3,480	n/a	n/a
Shares authorized	n/a	100,000,000	n/a	n/a
Par value	n/a	$0.001	n/a	n/a
Shares outstanding	n/a	300	n/a	n/a
Net asset value and redemption price per share	n/a	$11.60	n/a	n/a

Class S2
Net assets	n/a	$3,475	n/a	n/a
Shares authorized	n/a	100,000,000	n/a	n/a
Par value	n/a	$0.001	n/a	n/a
Shares outstanding	n/a	300	n/a	n/a
Net asset value and redemption price per share	n/a	$11.58	n/a	n/a

See Accompanying Notes to Financial Statements

8

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2014 (UNAUDITED)

	Voya Hang Seng Index Portfolio	Voya International Index Portfolio	Voya Japan TOPIX Index Portfolio	Voya Russell™ Large Cap Growth Index Portfolio
ASSETS:
Investments in securities at fair value+*	$113,860,865	$1,709,975,865	$397,051,709	$475,182,312
Investments in affiliates at fair value**	—	6,760,194	—	—
Short-term investments at fair value***	2,136,000	36,799,855	6,333,518	3,072,055
Total investments at fair value	$115,996,865	$1,753,535,914	$403,385,227	$478,254,367
Cash	440	1,385,173	3,965,564	861
Cash collateral for futures	144,630	781,688	1,212,493	299,805
Foreign currencies at value****	308,375	1,465,220	2,890,434	—
Foreign cash collateral for futures*****	273,300	—	250,716	—
Receivables:
Investment securities sold	5	7,040,681	6,285,680	50,672,041
Fund shares sold	200,920	8,167,047	22,695	848
Dividends	1,056,365	3,747,269	270,294	507,344
Interest	—	22	—	—
Foreign tax reclaims	—	1,232,233	175,777	—
Unrealized appreciation on forward foreign currency contracts	297	—	48,194	—
Prepaid expenses	525	2,391	1,661	1,890
Reimbursement due from manager	1,026	51,395	—	—
Other assets	1,856	39,786	5,374	5,247
Total assets	117,984,604	1,777,448,819	418,514,109	529,742,403

LIABILITIES:
Payable for investment securities purchased	19	820,389	2,775,910	47,795,965
Payable for fund shares redeemed	78,153	2,309,973	2,642,158	445,647
Payable upon receipt of securities loaned	—	36,533,855	6,333,518	—
Unrealized depreciation on forward foreign currency contracts	1,275	—	5,906	—
Payable for investment management fees	48,425	509,787	114,938	137,794
Payable for administrative fees	9,685	142,684	—	39,369
Payable for distribution and shareholder service fees	8,076	467,685	5,596	42,363
Payable for directors fees	580	6,353	1,936	2,398
Payable to directors under the deferred compensation plan (Note 6)	1,856	39,786	5,374	5,247
Other accrued expenses and liabilities	82,015	248,475	162,839	55,945
Total liabilities	230,084	41,078,987	12,048,175	48,524,728
NET ASSETS	$117,754,520	$1,736,369,832	$406,465,934	$481,217,675

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$99,998,599	$1,655,881,218	$349,887,538	$389,109,177
Undistributed net investment income	2,210,164	30,175,456	3,282,766	2,981,164
Accumulated net realized loss	(6,394,919)	(171,974,373)	(3,860,813)	(129,320,771)
Net unrealized appreciation	21,940,676	222,287,531	57,156,443	218,448,105
NET ASSETS	$117,754,520	$1,736,369,832	$406,465,934	$481,217,675
__________________
+ Including securities loaned at value	$—	$32,577,214	$6,010,863	$—
* Cost of investments in securities	$91,984,725	$1,488,809,854	$340,017,707	$256,780,408
** Cost of investments in affiliates	$—	$5,748,025	$—	$—
*** Cost of short-term investments	$2,136,000	$36,799,855	$6,333,518	$3,072,055
**** Cost of foreign currencies	$308,315	$1,461,812	$2,879,057	$—
***** Cost of foreign cash collateral for futures	$273,300	$—	$250,716	$—

See Accompanying Notes to Financial Statements

9

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

	Voya Hang Seng Index Portfolio	Voya International Index Portfolio	Voya Japan TOPIX Index Portfolio	Voya Russell™ Large Cap Growth Index Portfolio
Class ADV
Net assets	$1,805,621	$1,095,723,965	$17,057,791	n/a
Shares authorized	100,000,000	100,000,000	100,000,000	n/a
Par value	$0.001	$0.001	$0.001	n/a
Shares outstanding	129,740	106,978,578	1,616,306	n/a
Net asset value and redemption price per share	$13.92	$10.24	$10.55	n/a

Class I
Net assets	$80,350,579	$517,479,324	$389,408,143	$273,337,827
Shares authorized	100,000,000	200,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	5,736,894	49,647,197	36,578,942	11,979,900
Net asset value and redemption price per share	$14.01	$10.42	$10.65	$22.82

Class S
Net assets	$35,598,320	$120,376,017	n/a	$207,879,848
Shares authorized	100,000,000	100,000,000	n/a	100,000,000
Par value	$0.001	$0.001	n/a	$0.001
Shares outstanding	2,545,485	11,619,154	n/a	9,141,573
Net asset value and redemption price per share	$13.98	$10.36	n/a	$22.74

Class S2
Net assets	n/a	$2,790,526	n/a	n/a
Shares authorized	n/a	100,000,000	n/a	n/a
Par value	n/a	$0.001	n/a	n/a
Shares outstanding	n/a	270,436	n/a	n/a
Net asset value and redemption price per share	n/a	$10.32	n/a	n/a

See Accompanying Notes to Financial Statements

10

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2014 (UNAUDITED)

	Voya Russell™ Large Cap Index Portfolio	Voya Russell™ Large Cap Value Index Portfolio	Voya Russell™ Mid Cap Growth Index Portfolio	Voya Russell™ Mid Cap Index Portfolio
ASSETS:
Investments in securities at fair value+*	$794,255,314	$188,391,936	$443,276,120	$2,350,943,887
Investments in affiliates at fair value**	—	—	—	1,945,607
Short-term investments at fair value***	4,829,000	9,421,000	8,866,570	61,807,024
Total investments at fair value	$799,084,314	$197,812,936	$452,142,690	$2,414,696,518
Cash	347	594	101	780
Cash collateral for futures	547,470	143,421	337,818	1,814,119
Receivables:
Investment securities sold	22,824,744	13,761,648	81,672,454	153,774,356
Fund shares sold	46,358	3,267	416,766	757,890
Dividends	852,041	194,797	225,681	2,546,246
Prepaid expenses	3,140	683	1,408	9,672
Reimbursement due from manager	5,527	—	—	—
Other assets	53,587	1,506	3,932	27,973
Total assets	823,417,528	211,918,852	534,800,850	2,573,627,554

LIABILITIES:
Payable for investment securities purchased	16,634,378	20,119,021	77,144,733	151,437,167
Payable for fund shares redeemed	727,851	180,246	2,339,750	6,986,448
Payable upon receipt of securities loaned	—	—	7,608,569	33,319,024
Payable for investment management fees	165,378	54,699	128,003	583,468
Payable for administrative fees	66,151	15,626	36,572	193,956
Payable for distribution and shareholder service fees	136,094	28,593	67,542	120,980
Payable for directors fees	3,851	855	2,100	11,513
Payable to directors under the deferred compensation plan (Note 6)	53,587	1,506	3,932	27,973
Other accrued expenses and liabilities	55,633	42,184	51,540	184,626
Total liabilities	17,842,923	20,442,730	87,382,741	192,865,155
NET ASSETS	$805,574,605	$191,476,122	$447,418,109	$2,380,762,399

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$581,672,800	$135,014,850	$374,885,580	$1,206,694,585
Undistributed net investment income	5,831,819	1,417,485	1,341,803	13,625,618
Accumulated net realized gain (loss)	(210,614,475)	(7,780,468)	(82,031,460)	101,961,979
Net unrealized appreciation	428,684,461	62,824,255	153,222,186	1,058,480,217
NET ASSETS	$805,574,605	$191,476,122	$447,418,109	$2,380,762,399
___________________
+ Including securities loaned at value	$—	$—	$7,440,805	$32,550,298
* Cost of investments in securities	$365,639,056	$125,607,734	$290,112,399	$1,293,372,000
** Cost of investments in affiliates	$—	$—	$—	$1,681,475
*** Cost of short-term investments	$4,829,000	$9,421,000	$8,866,570	$61,807,024

See Accompanying Notes to Financial Statements

11

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

	Voya Russell™ Large Cap Index Portfolio	Voya Russell™ Large Cap Value Index Portfolio	Voya Russell™ Mid Cap Growth Index Portfolio	Voya Russell™ Mid Cap Index Portfolio
Class ADV
Net assets	$33,921,481	n/a	$7,762	$112,943,634
Shares authorized	100,000,000	n/a	100,000,000	100,000,000
Par value	$0.001	n/a	$0.001	$0.001
Shares outstanding	2,291,761	n/a	300	6,922,395
Net asset value and redemption price per share	$14.80	n/a	$25.87	$16.32

Class I
Net assets	$179,585,164	$51,095,809	$117,388,154	$1,903,887,827
Shares authorized	400,000,000	100,000,000	100,000,000	300,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	11,955,689	2,683,935	4,509,441	114,491,803
Net asset value and redemption price per share	$15.02	$19.04	$26.03	$16.63

Class S
Net assets	$588,414,712	$140,380,313	$327,821,467	$346,687,468
Shares authorized	100,000,000	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	39,388,947	7,403,732	12,615,797	21,005,810
Net asset value and redemption price per share	$14.94	$18.96	$25.98	$16.50

Class S2
Net assets	$3,653,248	n/a	$2,200,726	$17,243,470
Shares authorized	100,000,000	n/a	100,000,000	100,000,000
Par value	$0.001	n/a	$0.001	$0.001
Shares outstanding	241,849	n/a	84,875	1,054,044
Net asset value and redemption price per share	$15.11	n/a	$25.93	$16.36

See Accompanying Notes to Financial Statements

12

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2014 (UNAUDITED)

	Voya Russell™ Small Cap Index Portfolio	Voya U.S. Bond Index Portfolio
ASSETS:
Investments in securities at fair value+*	$1,012,301,562	$4,337,729,104
Short-term investments at fair value**	63,697,663	161,400,411
Total investments at fair value	$1,075,999,225	$4,499,129,515
Short-term investments at amortized cost	—	43,922,910
Cash	—	422,720
Cash collateral for futures	228,892	—
Cash pledged for centrally cleared swaps (Note 2)	—	905,000
Foreign currencies at value***	2,733	—
Receivables:
Investment securities sold	91,222,894	177,152,484
Investment securities sold on a delayed-delivery or when-issued basis	—	159,151,153
Fund shares sold	17,705,909	84,891,999
Dividends	1,008,693	136
Interest	—	22,075,047
Upfront payments paid on OTC swap agreements	—	131,643
Unrealized appreciation on OTC swap agreements	—	196,948
Prepaid expenses	4,212	17,261
Reimbursement due from manager	5,211	—
Other assets	19,004	63,257
Total assets	1,186,196,773	4,988,060,073

LIABILITIES:
Payable for investment securities purchased	89,238,048	182,167,009
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	748,620,039
Payable for fund shares redeemed	681,401	3,316,769
Payable upon receipt of securities loaned	62,222,655	12,266,110
Variation margin payable on centrally cleared swaps	—	25,585
Cash received as collateral for delayed-delivery or when-issued securities (Note 2)	—	1,976,717
Payable for investment management fees	270,792	903,808
Payable for administrative fees	82,080	325,486
Payable for distribution and shareholder service fees	92,721	53,725
Payable to custodian due to bank overdraft	2,316	—
Payable for directors fees	5,092	19,849
Payable to directors under the deferred compensation plan (Note 6)	19,004	63,257
Other accrued expenses and liabilities	55,922	375,321
Total liabilities	152,670,031	950,113,675
NET ASSETS	$1,033,526,742	$4,037,946,398

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$602,084,276	$3,938,083,594
Undistributed net investment income	4,299,416	15,082,751
Accumulated net realized gain (loss)	54,408,294	(9,024,974)
Net unrealized appreciation	372,734,756	93,805,027
NET ASSETS	$1,033,526,742	$4,037,946,398
___________________
+ Including securities loaned at value	$60,322,843	$11,983,030
* Cost of investments in securities	$639,679,447	$4,244,501,324
** Cost of short-term investments	$63,697,663	$161,402,590
*** Cost of foreign currencies	$2,733	$—

See Accompanying Notes to Financial Statements

13

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

	Voya Russell™ Small Cap Index Portfolio	Voya U.S. Bond Index Portfolio
Class ADV
Net assets	$70,469,527	$15,352,671
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	4,428,816	1,438,608
Net asset value and redemption price per share	$15.91	$10.67

Class I
Net assets	$648,701,689	$3,792,335,288
Shares authorized	100,000,000	700,000,000
Par value	$0.001	$0.001
Shares outstanding	39,935,625	353,799,398
Net asset value and redemption price per share	$16.24	$10.72

Class S
Net assets	$304,024,819	$227,753,031
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	18,842,168	21,316,654
Net asset value and redemption price per share	$16.14	$10.68

Class S2
Net assets	$10,330,707	$2,505,408
Shares authorized	100,000,000	100,000,000
Par value	$0.001	$0.001
Shares outstanding	648,017	234,478
Net asset value and redemption price per share	$15.94	$10.69

See Accompanying Notes to Financial Statements

14

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED)

	Voya Australia Index Portfolio	Voya Emerging Markets Index Portfolio	Voya Euro STOXX 50® Index Portfolio	Voya FTSE 100 Index® Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$4,590,677	$7,730,565	$12,692,550	$23,122,749
Interest	3,299	98	87	121
Securities lending income, net	24,450	107,325	678,814	83,346
Total investment income	4,618,426	7,837,988	13,371,451	23,206,216

EXPENSES:
Investment management fees	622,931	1,600,028	1,540,751	1,351,774
Distribution and shareholder service fees:
Class ADV	—	7	79,113	17,198
Class S	—	4	—	—
Class S2	—	7	—	—
Transfer agent fees	146	405	294	265
Administrative service fees	103,819	290,911	256,789	225,293
Shareholder reporting expense	1,705	6,635	14,480	1,091
Professional fees	12,629	31,655	26,882	24,697
Custody and accounting expense	63,066	218,836	73,110	60,296
Directors fees	3,141	8,800	7,767	6,815
License fee	3,484	87,272	101,036	32,449
Miscellaneous expense	3,455	9,982	6,913	131
Interest expense	264	2,080	615	147
Total expenses	814,640	2,256,622	2,107,750	1,720,156
Net waived and reimbursed fees	(363,370)	(727,286)	(898,765)	(788,529)
Net expenses	451,270	1,529,336	1,208,985	931,627
Net investment income	4,167,156	6,308,652	12,162,466	22,274,589

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	610,970	(4,953,605)	5,814,663	5,870,437
Sale of investments in affiliates	—	—	126,482	—
Foreign currency related transactions	506,624	(94,867)	(143,937)	224,734
Futures	128,454	364,620	699,012	269,571
Net realized gain (loss)	1,246,048	(4,683,852)	6,496,220	6,364,742
Net change in unrealized appreciation (depreciation) on:
Investments	11,518,734	30,806,706	8,944,779	(6,729,739)
Affiliated underlying funds	—	—	(87,511)	—
Foreign currency related transactions	30,717	2,546	31,663	(18,442)
Futures	(112,685)	(445,800)	(330,819)	(291,601)
Net change in unrealized appreciation (depreciation)	11,436,766	30,363,452	8,558,112	(7,039,782)
Net realized and unrealized gain (loss)	12,682,814	25,679,600	15,054,332	(675,040)
Increase in net assets resulting from operations	$16,849,970	$31,988,252	$27,216,798	$21,599,549
___________________
* Foreign taxes withheld	$73,779	$751,207	$1,761,218	$107,001

See Accompanying Notes to Financial Statements

15

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED)

	Voya Hang Seng Index Portfolio	Voya International Index Portfolio	Voya Japan TOPIX Index Portfolio	Voya Russell™ Large Cap Growth Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,689,836	$34,074,655	$3,763,696	$4,391,719
Interest	—	35	19	—
Securities lending income, net	4,220	882,602	51,536	3,184
Total investment income	2,694,056	34,957,292	3,815,251	4,394,903

EXPENSES:
Investment management fees	345,184	2,275,972	1,152,266	1,070,423
Distribution and shareholder service fees:
Class ADV	4,372	1,591,940	33,669	—
Class S	45,570	150,481	—	263,755
Class S2	—	6,696	—	—
Transfer agent fees	130	1,230	293	450
Administrative service fees	57,530	630,084	192,042	237,875
Shareholder reporting expense	6,010	13,275	10,757	19,548
Registration fees	—	225	—	—
Professional fees	14,379	28,037	21,526	20,272
Custody and accounting expense	53,416	108,660	76,322	21,720
Directors fees	1,740	19,059	5,809	7,195
License fee	23,012	189,023	14,000	—
Miscellaneous expense	6,208	9,109	6,267	3,991
Interest expense	41	238	—	439
Total expenses	557,592	5,024,029	1,512,951	1,645,668
Net waived and reimbursed fees	(75,672)	(253,591)	(672,151)	(237,875)
Net expenses	481,920	4,770,438	840,800	1,407,793
Net investment income	2,212,136	30,186,854	2,974,451	2,987,110

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	70,190	(4,916,174)	1,393,382	27,294,468
Sale of investments in affiliates	—	7,776	—	—
Foreign currency related transactions	2,455	(6,146)	96,961	—
Futures	(3,091)	1,804,395	(155,926)	617,341
Net realized gain (loss)	69,554	(3,110,149)	1,334,417	27,911,809
Net change in unrealized appreciation (depreciation) on:
Investments	(1,110,385)	77,784,629	932,451	(2,993,964)
Affiliated underlying funds	—	(10,083)	—	—
Foreign currency related transactions	(569)	31,842	394,635	—
Futures	40,307	(1,243,419)	(429,754)	(116,518)
Net change in unrealized appreciation (depreciation)	(1,070,647)	76,562,969	897,332	(3,110,482)
Net realized and unrealized gain (loss)	(1,001,093)	73,452,820	2,231,749	24,801,327
Increase in net assets resulting from operations	$1,211,043	$103,639,674	$5,206,200	$27,788,437
__________________
* Foreign taxes withheld	$99,198	$2,886,387	$486,183	$—

See Accompanying Notes to Financial Statements

16

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED)

	Voya Russell™ Large Cap Index Portfolio	Voya Russell™ Large Cap Value Index Portfolio	Voya Russell™ Mid Cap Growth Index Portfolio	Voya Russell™ Mid Cap Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$8,059,821	$1,977,962	$2,670,369	$18,871,981
Interest	—	—	—	8
Dividends from affiliates	—	—	—	581
Securities lending income, net	5,235	1,180	88,767	426,183
Total investment income	8,065,056	1,979,142	2,759,136	19,298,753

EXPENSES:
Investment management fees	954,644	381,451	937,194	3,434,620
Distribution and shareholder service fees:
Class ADV	79,496	—	18	253,498
Class S	700,065	151,041	402,732	386,524
Class S2	8,686	—	5,306	41,271
Transfer agent fees	553	160	321	1,495
Administrative service fees	381,855	84,766	208,263	1,141,805
Shareholder reporting expense	24,265	5,973	6,335	54,829
Registration fees	68	—	—	2,541
Professional fees	34,495	7,059	18,100	96,161
Custody and accounting expense	34,709	9,050	19,186	123,490
Directors fees	11,551	2,564	6,300	34,539
Miscellaneous expense	11,716	2,379	3,879	32,252
Interest expense	—	21	56	273
Total expenses	2,242,103	644,464	1,607,690	5,603,298
Net waived and reimbursed fees	(39,829)	(84,761)	(209,324)	(11,928)
Net expenses	2,202,274	559,703	1,398,366	5,591,370
Net investment income	5,862,782	1,419,439	1,360,770	13,707,383

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	11,819,192	4,890,556	20,794,613	111,269,808
Sale of investments in affiliates	—	—	—	20,836
Futures	731,756	552,585	266,857	2,342,783
Net realized gain	12,550,948	5,443,141	21,061,470	113,633,427
Net change in unrealized appreciation (depreciation) on:
Investments	29,816,113	4,870,368	6,735,620	58,740,212
Affiliated underlying funds	—	—	—	13,039
Futures	(213,649)	(72,143)	23,561	421,680
Net change in unrealized appreciation (depreciation)	29,602,464	4,798,225	6,759,181	59,174,931
Net realized and unrealized gain	42,153,412	10,241,366	27,820,651	172,808,358
Increase in net assets resulting from operations	$48,016,194	$11,660,805	$29,181,421	$186,515,741
_______________________
* Foreign taxes withheld	$2,131	$957	$813	$7,299

See Accompanying Notes to Financial Statements

17

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED)

	Voya Russell™ Small Cap Index Portfolio	Voya U.S. Bond Index Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$6,246,666	$1,610
Interest, net of foreign taxes withheld*	—	43,087,772
Securities lending income, net	841,184	48,546
Total investment income	7,087,850	43,137,928

EXPENSES:
Investment management fees	1,663,737	5,465,201
Distribution and shareholder service fees:
Class ADV	163,252	35,545
Class S	386,109	263,313
Class S2	26,723	5,847
Transfer agent fees	799	2,443
Administrative service fees	504,979	1,968,575
Shareholder reporting expense	10,246	89,112
Registration fees	1,437	—
Professional fees	44,743	152,440
Custody and accounting expense	49,325	213,524
Directors fees	15,275	59,547
Miscellaneous expense	7,233	54,840
Interest expense	104	499
Total expenses	2,873,962	8,310,886
Net waived and reimbursed fees	(26,739)	(1,170)
Net expenses	2,847,223	8,309,716
Net investment income	4,240,627	34,828,212

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	56,271,113	27,146,812
Foreign currency related transactions	(34)	—
Futures	2,334,194	(235,002)
Swaps	—	317,500
Net realized gain	58,605,273	27,229,310
Net change in unrealized appreciation (depreciation) on:
Investments	(29,101,068)	87,398,684
Foreign currency related transactions	47	—
Futures	(2,314,836)	—
Swaps	—	268,327
Net change in unrealized appreciation (depreciation)	(31,415,857)	87,667,011
Net realized and unrealized gain	27,189,416	114,896,321
Increase in net assets resulting from operations	$31,430,043	$149,724,533
____________________
* Foreign taxes withheld	$6,249	$18

See Accompanying Notes to Financial Statements

18

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya Australia Index Portfolio		Voya Emerging Markets Index Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$4,167,156	$8,679,967	$6,308,652	$8,861,844
Net realized gain (loss)	1,246,048	(596,958)	(4,683,852)	(5,529,128)
Net change in unrealized appreciation (depreciation)	11,436,766	(3,387,666)	30,363,452	(19,403,093)
Increase (decrease) in net assets resulting from operations	16,849,970	4,695,343	31,988,252	(16,070,377)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(105)	(155)	(33)	—
Class I	(7,992,562)	(10,345,176)	(8,397,538)	(766,853)
Class S	—	—	(40)	—
Class S2	—	—	(37)	—
Net realized gains:
Class ADV	—	—	—	(16)
Class I	—	—	—	(2,734,933)
Class S	—	—	—	(15)
Class S2	—	—	—	(15)
Total distributions	(7,992,667)	(10,345,331)	(8,397,648)	(3,501,832)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	5,770,410	52,186,544	62,792,077	618,514,259
Reinvestment of distributions	7,992,562	10,345,175	8,397,538	3,501,787
	13,762,972	62,531,719	71,189,615	622,016,046
Cost of shares redeemed	(19,143,725)	(47,285,863)	(114,958,509)	(108,246,081)
Net increase (decrease) in net assets resulting from capital share transactions	(5,380,753)	15,245,856	(43,768,894)	513,769,965
Net increase (decrease) in net assets	3,476,550	9,595,868	(20,178,290)	494,197,756

NET ASSETS:
Beginning of year or period	203,926,194	194,330,326	606,465,370	112,267,614
End of year or period	$207,402,744	$203,926,194	$586,287,080	$606,465,370
Undistributed net investment income at end of year or period	$4,170,757	$7,996,268	$6,303,973	$8,392,969

See Accompanying Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya Euro STOXX 50® Index Portfolio		Voya FTSE 100 Index® Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$12,162,466	$17,295,641	$22,274,589	$16,291,659
Net realized gain	6,496,220	22,273,720	6,364,742	34,093,302
Net change in unrealized appreciation (depreciation)	8,558,112	85,646,640	(7,039,782)	36,216,774
Increase in net assets resulting from operations	27,216,798	125,216,001	21,599,549	86,601,735

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(1,000,683)	(475,786)	(238,950)	(184,534)
Class I	(16,844,821)	(22,415,790)	(16,476,434)	(21,360,733)
Net realized gains:
Class ADV	—	—	(532,058)	(90,539)
Class I	—	—	(33,333,385)	(9,747,029)
Total distributions	(17,845,504)	(22,891,576)	(50,580,827)	(31,382,835)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	11,377,794	99,789,260	9,690,501	52,525,929
Reinvestment of distributions	17,845,504	22,891,576	50,580,827	31,382,835
	29,223,298	122,680,836	60,271,328	83,908,764
Cost of shares redeemed	(53,896,195)	(380,796,747)	(42,684,655)	(214,179,959)
Net increase (decrease) in net assets resulting from capital share transactions	(24,672,897)	(258,115,911)	17,586,673	(130,271,195)
Net decrease in net assets	(15,301,603)	(155,791,486)	(11,394,605)	(75,052,295)

NET ASSETS:
Beginning of year or period	533,537,342	689,328,828	471,219,783	546,272,078
End of year or period	$518,235,739	$533,537,342	$459,825,178	$471,219,783
Undistributed net investment income at end of year or period	$12,159,081	$17,842,119	$22,199,806	$16,640,601

See Accompanying Notes to Financial Statements

20

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya Hang Seng Index Portfolio		Voya International Index Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$2,212,136	$3,017,172	$30,186,854	$12,065,735
Net realized gain (loss)	69,554	1,079,731	(3,110,149)	6,009,368
Net change in unrealized appreciation (depreciation)	(1,070,647)	(15,815)	76,562,969	85,000,509
Increase in net assets resulting from operations	1,211,043	4,081,088	103,639,674	103,075,612

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(40,226)	(59,347)	(8,654,053)	(162,139)
Class I	(2,121,591)	(3,243,544)	(3,966,540)	(8,444,603)
Class S	(853,856)	(2,017,644)	(704,877)	(2,134,036)
Class S2	—	—	(13,516)	(44,782)
Total distributions	(3,015,673)	(5,320,535)	(13,338,986)	(10,785,560)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	7,986,949	27,186,745	97,702,639	268,656,945
Proceeds from shares issued in merger (Note 15)	—	—	1,058,745,439	—
Reinvestment of distributions	3,015,673	5,320,535	13,338,986	10,785,560
	11,002,622	32,507,280	1,169,787,064	279,442,505
Cost of shares redeemed	(13,136,655)	(63,630,128)	(200,958,408)	(138,291,449)
Net increase (decrease) in net assets resulting from capital share transactions	(2,134,033)	(31,122,848)	968,828,656	141,151,056
Net increase (decrease) in net assets	(3,938,663)	(32,362,295)	1,059,129,344	233,441,108

NET ASSETS:
Beginning of year or period	121,693,183	154,055,478	677,240,488	443,799,380
End of year or period	$117,754,520	$121,693,183	$1,736,369,832	$677,240,488
Undistributed net investment income at end of year or period	$2,210,164	$3,013,701	$30,175,456	$13,327,588

See Accompanying Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya Japan TOPIX Index Portfolio		Voya Russell™ Large Cap Growth Index Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$2,974,451	$5,950,758	$2,987,110	$5,781,458
Net realized gain	1,334,417	28,091,499	27,911,809	21,158,253
Net change in unrealized appreciation (depreciation)	897,332	68,240,954	(3,110,482)	92,237,309
Increase in net assets resulting from operations	5,206,200	102,283,211	27,788,437	119,177,020

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(129,908)	(254,382)	—	(4,525)
Class I	(5,481,044)	(7,936,125)	(3,525,723)	(3,593,992)
Class S	—	—	(2,253,990)	(2,198,353)
Net realized gains:
Class ADV	(950,899)	(62,669)	—	—
Class I	(27,240,581)	(1,736,562)	—	—
Total distributions	(33,802,432)	(9,989,738)	(5,779,713)	(5,796,870)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	30,451,654	61,279,822	34,684,383	39,580,692
Reinvestment of distributions	33,802,432	9,989,738	5,779,713	5,796,870
	64,254,086	71,269,560	40,464,096	45,377,562
Cost of shares redeemed	(30,352,459)	(193,593,033)	(59,196,845)	(74,855,264)
Net increase (decrease) in net assets resulting from capital share transactions	33,901,627	(122,323,473)	(18,732,749)	(29,477,702)
Net increase (decrease) in net assets	5,305,395	(30,030,000)	3,275,975	83,902,448

NET ASSETS:
Beginning of year or period	401,160,539	431,190,539	477,941,700	394,039,252
End of year or period	$406,465,934	$401,160,539	$481,217,675	$477,941,700
Undistributed net investment income at end of year or period	$3,282,766	$5,919,267	$2,981,164	$5,773,767

See Accompanying Notes to Financial Statements

22

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya Russell™ Large Cap Index Portfolio		Voya Russell™ Large Cap Value Index Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$5,862,782	$11,279,467	$1,419,439	$2,604,726
Net realized gain	12,550,948	10,558,070	5,443,141	5,766,706
Net change in unrealized appreciation	29,602,464	171,338,253	4,798,225	31,054,755
Increase in net assets resulting from operations	48,016,194	193,175,790	11,660,805	39,426,187

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(411,173)	(312,521)	—	(464)
Class I	(2,772,734)	(2,382,110)	(765,923)	(767,986)
Class S	(8,038,695)	(7,284,570)	(1,828,672)	(1,366,612)
Class S2	(47,422)	(35,086)	—	—
Net realized gains:
Class ADV	—	—	—	(259)
Class I	—	—	(735,139)	(322,393)
Class S	—	—	(2,000,512)	(636,162)
Total distributions	(11,270,024)	(10,014,287)	(5,330,246)	(3,093,876)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	47,094,681	113,782,644	31,755,420	48,324,597
Reinvestment of distributions	11,270,024	10,014,287	5,330,246	3,093,876
	58,364,705	123,796,931	37,085,666	51,418,473
Cost of shares redeemed	(62,402,349)	(142,196,338)	(14,139,866)	(45,692,524)
Net increase (decrease) in net assets resulting from capital share transactions	(4,037,644)	(18,399,407)	22,945,800	5,725,949
Net increase in net assets	32,708,526	164,762,096	29,276,359	42,058,260

NET ASSETS:
Beginning of year or period	772,866,079	608,103,983	162,199,763	120,141,503
End of year or period	$805,574,605	$772,866,079	$191,476,122	$162,199,763
Undistributed net investment income at end of year or period	$5,831,819	$11,239,061	$1,417,485	$2,592,641

See Accompanying Notes to Financial Statements

23

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya Russell™ Mid Cap Growth Index Portfolio		Voya Russell™ Mid Cap Index Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$1,360,770	$1,235,401	$13,707,383	$23,545,827
Net realized gain	21,061,470	36,886,968	113,633,427	70,924,561
Net change in unrealized appreciation	6,759,181	55,205,720	59,174,931	505,261,418
Increase in net assets resulting from operations	29,181,421	93,328,089	186,515,741	599,731,806

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(2)	(33)	(782,106)	(662,302)
Class I	(523,892)	(44,082)	(19,811,937)	(20,852,248)
Class S	(713,505)	(2,243,685)	(2,844,338)	(2,507,370)
Class S2	(1,972)	(13,730)	(125,988)	(106,775)
Net realized gains:
Class ADV	—	—	(3,375,062)	(2,086,473)
Class I	—	—	(58,040,604)	(51,989,924)
Class S	—	—	(10,249,867)	(7,323,879)
Class S2	—	—	(515,856)	(308,924)
Total distributions	(1,239,371)	(2,301,530)	(95,745,758)	(85,837,895)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	120,287,033	26,884,142	116,187,578	531,044,482
Reinvestment of distributions	1,239,369	2,301,498	95,745,758	85,837,895
	121,526,402	29,185,640	211,933,336	616,882,377
Cost of shares redeemed	(37,980,056)	(62,063,642)	(295,204,294)	(459,545,393)
Net increase (decrease) in net assets resulting from capital share transactions	83,546,346	(32,878,002)	(83,270,958)	157,336,984
Net increase in net assets	111,488,396	58,148,557	7,499,025	671,230,895

NET ASSETS:
Beginning of year or period	335,929,713	277,781,156	2,373,263,374	1,702,032,479
End of year or period	$447,418,109	$335,929,713	$2,380,762,399	$2,373,263,374
Undistributed net investment income at end of year or period	$1,341,803	$1,220,404	$13,625,618	$23,482,604

See Accompanying Notes to Financial Statements

24

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya Russell™ Small Cap Index Portfolio		Voya U.S. Bond Index Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$4,240,627	$9,085,661	$34,828,212	$63,959,112
Net realized gain (loss)	58,605,273	58,274,363	27,229,310	(18,942,702)
Net change in unrealized appreciation (depreciation)	(31,415,857)	231,980,923	87,667,011	(156,111,271)
Increase (decrease) in net assets resulting from operations	31,430,043	299,340,947	149,724,533	(111,094,861)

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class ADV	(457,141)	(526,886)	(58,305)	(185,915)
Class I	(6,355,628)	(8,414,097)	(19,790,295)	(76,309,083)
Class S	(2,422,533)	(2,877,533)	(988,243)	(3,703,486)
Class S2	(60,425)	(97,188)	(10,833)	(16,365)
Net realized gains:
Class ADV	(4,093,826)	(1,678,614)	—	(130,294)
Class I	(36,974,169)	(21,284,903)	—	(40,401,841)
Class S	(17,913,144)	(8,495,888)	—	(2,305,905)
Class S2	(601,966)	(287,275)	—	(7,573)
Total distributions	(68,878,832)	(43,662,384)	(20,847,676)	(123,060,462)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	68,777,467	190,939,304	283,980,333	1,251,230,708
Reinvestment of distributions	68,878,832	43,662,384	20,847,676	123,060,462
	137,656,299	234,601,688	304,828,009	1,374,291,170
Cost of shares redeemed	(131,936,104)	(217,920,494)	(406,615,204)	(1,157,768,130)
Net increase (decrease) in net assets resulting from capital share transactions	5,720,195	16,681,194	(101,787,195)	216,523,040
Net increase (decrease) in net assets	(31,728,594)	272,359,757	27,089,662	(17,632,283)

NET ASSETS:
Beginning of year or period	1,065,255,336	792,895,579	4,010,856,736	4,028,489,019
End of year or period	$1,033,526,742	$1,065,255,336	$4,037,946,398	$4,010,856,736
Undistributed net investment income at end of year or period	$4,299,416	$9,354,516	$15,082,751	$1,102,215

See Accompanying Notes to Financial Statements

25

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expense net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Australia Index Portfolio
Class ADV
06-30-14	9.93	0.18	•	0.61	0.79	0.35	—	—	0.35	—	10.37	7.99	1.29	0.94	0.94	3.50	3	4
12-31-13	10.27	0.38		(0.20)	0.18	0.52	—	—	0.52	—	9.93	1.37	1.27	0.92	0.92	3.74	3	13
12-31-12	8.72	0.37	•	1.54	1.91	0.32	0.04	—	0.36	—	10.27	22.26	1.27	0.92	0.92	3.93	3	10
03-02-11(5)–12-31-11	10.00	0.27		(1.55)	(1.28)	—	—	—	—	—	8.72	(12.80)	1.32	0.97	0.97	3.40	3	22
Class I
06-30-14	10.01	0.20	•	0.63	0.83	0.40	—	—	0.40	—	10.44	8.33	0.79	0.44	0.44	4.01	207,400	4
12-31-13	10.34	0.44		(0.20)	0.24	0.57	—	—	0.57	—	10.01	1.91	0.77	0.42	0.42	4.27	203,923	13
12-31-12	8.76	0.41	•	1.56	1.97	0.35	0.04	—	0.39	—	10.34	22.91	0.77	0.42	0.42	4.42	194,327	10
03-02-11(5)–12-31-11	10.00	0.31	•	(1.55)	(1.24)	—	—	—	—	—	8.76	(12.40)	0.82	0.47	0.47	3.83	189,709	22
Voya Emerging Markets Index Portfolio
Class ADV
06-30-14	11.10	0.09	•	0.48	0.57	0.11	—	—	0.11	—	11.56	5.19	1.28	1.03	1.03	1.66	3	11
12-31-13	11.95	0.13		(0.93)	(0.80)	—	0.05	—	0.05	—	11.10	(6.69)	1.32	1.07	1.07	1.13	3	19
12-31-12	10.31	0.17		1.48	1.65	—	0.01	—	0.01	—	11.95	16.01	1.40	1.15	1.15	1.55	4	61
12-19-11(5)–12-31-11	10.00	(0.00	)*	0.31	0.31	—	—	—	—	—	10.31	3.10	1.47	1.22	1.22	(0.08)	3	—
Class I
06-30-14	11.18	0.12	•	0.49	0.61	0.16	—	—	0.16	—	11.63	5.53	0.78	0.53	0.53	2.17	586,277	11
12-31-13	12.00	0.22	•	(0.98)	(0.76)	0.01	0.05	—	0.06	—	11.18	(6.30)	0.82	0.57	0.57	2.03	606,455	19
12-31-12	10.32	0.16	•	1.53	1.69	—	0.01	—	0.01	—	12.00	16.38	0.90	0.65	0.65	1.39	112,257	61
12-19-11(5)–12-31-11	10.00	0.00	*	0.32	0.32	—	—	—	—	—	10.32	3.20	0.97	0.72	0.72	0.35	61,384	—
Class S
06-30-14	11.14	0.10	•	0.49	0.59	0.13	—	—	0.13	—	11.60	5.40	1.03	0.78	0.78	1.92	3	11
12-31-13	11.97	0.15		(0.93)	(0.78)	—	0.05	—	0.05	—	11.14	(6.52)	1.07	0.82	0.82	1.38	3	19
12-31-12	10.31	0.20		1.47	1.67	—	0.01	—	0.01	—	11.97	16.20	1.15	0.90	0.90	1.80	4	61
12-19-11(5)–12-31-11	10.00	0.00	*	0.31	0.31	—	—	—	—	—	10.31	3.10	1.22	0.97	0.97	0.11	3	—
Class S2
06-30-14	11.12	0.10	•	0.48	0.58	0.12	—	—	0.12	—	11.58	5.29	1.28	0.93	0.93	1.77	3	11
12-31-13	11.96	0.14		(0.93)	(0.79)	—	0.05	—	0.05	—	11.12	(6.61)	1.32	0.97	0.97	1.23	3	19
12-31-12	10.31	0.18		1.48	1.66	—	0.01	—	0.01	—	11.96	16.10	1.40	1.05	1.05	1.65	4	61
12-19-11(5)–12-31-11	10.00	0.00	*	0.31	0.31	—	—	—	—	—	10.31	3.10	1.47	1.12	1.12	0.03	3	—

See Accompanying Notes to Financial Statements

26

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions								Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate		Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)	Expense net of all reductions/ additions (2)(3)(4)	Net investment income (loss) (2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)		($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Euro STOXX 50® Index Portfolio
Class ADV
06-30-14	11.88	0.25	•	0.36	0.61	0.39	—	—	0.39	—		12.10	5.21	1.29	0.94	0.94	4.30	34,466	1
12-31-13	9.90	0.21	•	2.21	2.42	0.44	—	—	0.44	—		11.88	25.45	1.29	0.94	0.94	1.97	36,736	17
12-31-12	8.41	0.21	•	1.58	1.79	0.30	—	—	0.30	—		9.90	21.83	1.31	0.96	0.96	2.33	9,377	20
12-31-11	10.49	0.47	•	(2.16)	(1.69)	0.39	—	—	0.39	—		8.41	(17.27)	1.27	0.92	0.92	4.54	3,241	34
12-31-10	11.63	0.18	•	(1.25)	(1.07)	0.05	0.02	—	0.07	—		10.49	(9.13)	1.25	0.90	0.90	1.79	4,937	27
08-17-09(5)–12-31-09	10.00	0.06	•	1.57	1.63	—	—	—	—	—		11.63	16.30	1.32	0.97	0.97	1.29	665	1
Class I
06-30-14	11.96	0.28	•	0.38	0.66	0.43	—	—	0.43	—		12.19	5.53	0.79	0.44	0.44	4.76	483,769	1
12-31-13	9.94	0.32	•	2.17	2.49	0.47	—	—	0.47	—		11.96	26.09	0.79	0.44	0.44	3.09	496,801	17
12-31-12	8.50	0.28	•	1.56	1.84	0.40	—	—	0.40	—		9.94	22.42	0.81	0.46	0.46	3.23	679,952	20
12-31-11	10.57	0.38	•	(2.05)	(1.67)	0.40	—	—	0.40	—		8.50	(16.99)	0.77	0.42	0.42	3.68	672,579	34
12-31-10	11.66	0.31	•	(1.32)	(1.01)	0.06	0.02	—	0.08	—		10.57	(8.64)	0.75	0.40	0.40	3.00	873,679	27
08-17-09(5)–12-31-09	10.00	0.07	•	1.59	1.66	—	—	—	—	—		11.66	16.60	0.82	0.47	0.47	1.42	824,138	1
Voya FTSE 100 Index® Portfolio
Class ADV
06-30-14	13.59	0.60	•	0.01	0.61	0.47	1.05	—	1.52	—		12.68	4.62	1.26	0.91	0.91	9.15	8,392	4
12-31-13	12.25	0.30	•	1.89	2.19	0.57	0.28	—	0.85	—		13.59	18.86	1.27	0.92	0.92	2.43	6,057	8
12-31-12	11.48	0.37	•	1.34	1.71	0.31	0.63	—	0.94	—		12.25	15.24	1.26	0.91	0.91	3.15	2,642	7
12-31-11	12.46	0.36	•	(0.81)	(0.45)	0.35	0.18	—	0.53	—		11.48	(4.13)	1.26	0.91	0.91	2.90	2,562	12
12-31-10	11.60	0.22	•	0.79	1.01	0.07	0.08	—	0.15	—		12.46	8.87	1.24	0.89	0.89	1.88	3,734	14
08-17-09(5)–12-31-09	10.00	0.06	•	1.54	1.60	—	—	—	—	0.00	*	11.60	16.00 (a)	1.33	0.98	0.98	1.25	759	8
Class I
06-30-14	13.68	0.65	•	0.00 *	0.65	0.52	1.05	—	1.57	—		12.76	4.87	0.76	0.41	0.41	9.90	451,433	4
12-31-13	12.31	0.42	•	1.84	2.26	0.61	0.28	—	0.89	—		13.68	19.44	0.77	0.42	0.42	3.35	465,162	8
12-31-12	11.59	0.43	•	1.34	1.77	0.42	0.63	—	1.05	—		12.31	15.74	0.76	0.41	0.41	3.63	543,630	7
12-31-11	12.53	0.41	•	(0.80)	(0.39)	0.37	0.18	—	0.55	—		11.59	(3.61)	0.76	0.41	0.41	3.35	534,948	12
12-31-10	11.61	0.31	•	0.77	1.08	0.08	0.08	—	0.16	—		12.53	9.43	0.74	0.39	0.39	2.74	665,191	14
08-17-09(5)–12-31-09	10.00	0.11	•	1.45	1.56	—	—	—	—	0.05		11.61	16.10 (a)	0.83	0.48	0.48	2.38	619,886	8

See Accompanying Notes to Financial Statements

27

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)		Expense net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
Voya Hang Seng Index Portfolio
Class ADV
06-30-14	14.10	0.23	•	(0.10)	0.13	0.31	—	—	0.31	—	13.92	1.06	1.38	1.25		1.25		3.47		1,806	4
12-31-13	14.12	0.27	•	0.21	0.48	0.50	—	—	0.50	—	14.10	3.60	1.36	1.26		1.26		1.94		1,816	9
12-31-12	11.10	0.21	•	2.90	3.11	0.09	—	—	0.09	—	14.12	28.14	1.34	1.24		1.24		1.69		1,607	9
12-31-11	13.98	0.23	•	(2.77)	(2.54)	0.34	—	—	0.34	—	11.10	(18.71)	1.37	1.27		1.27		1.85		1,874	15
12-31-10	13.04	0.16	•	0.79	0.95	0.01	—	—	0.01	—	13.98	7.30	1.34	1.24	†	1.24	†	1.22	†	1,147	9
05-04-09(5)–12-31-09	10.00	0.13	•	2.94	3.07	0.02	—	0.01	0.03	—	13.04	30.72	1.39	1.28	†	1.28	†	1.58	†	4	3
Class I
06-30-14	14.22	0.27	•	(0.11)	0.16	0.37	—	—	0.37	—	14.01	1.31	0.88	0.75		0.75		4.00		80,351	4
12-31-13	14.23	0.32	•	0.24	0.56	0.57	—	—	0.57	—	14.22	4.15	0.86	0.76		0.76		2.31		79,094	9
12-31-12	11.20	0.31	•	2.89	3.20	0.17	—	—	0.17	—	14.23	28.70	0.84	0.74		0.74		2.49		97,820	9
12-31-11	14.04	0.27	•	(2.76)	(2.49)	0.35	—	—	0.35	—	11.20	(18.23)	0.87	0.77		0.77		2.11		94,207	15
12-31-10	13.04	0.25	•	0.76	1.01	0.01	—	—	0.01	—	14.04	7.76	0.84	0.74	†	0.74	†	1.92	†	137,227	9
05-04-09(5)–12-31-09	10.00	0.04	•	3.07	3.11	0.06	—	0.01	0.07	—	13.04	31.14	0.89	0.78	†	0.78	†	0.48	†	101,683	3
Class S
06-30-14	14.17	0.24	•	(0.10)	0.14	0.33	—	—	0.33	—	13.98	1.10	1.13	1.00		1.00		3.53		35,598	4
12-31-13	14.19	0.28	•	0.24	0.52	0.54	—	—	0.54	—	14.17	3.84	1.11	1.01		1.01		2.06		40,783	9
12-31-12	11.16	0.29	•	2.87	3.16	0.13	—	—	0.13	—	14.19	28.41	1.09	0.99		0.99		2.29		54,629	9
12-31-11	14.00	0.26	•	(2.77)	(2.51)	0.33	—	—	0.33	—	11.16	(18.45)	1.12	1.02		1.02		1.97		46,295	15
12-31-10	13.03	0.21	•	0.77	0.98	0.01	—	—	0.01	—	14.00	7.53	1.09	0.99	†	0.99	†	1.63	†	84,603	9
05-01-09(5)–12-31-09	10.00	0.06	•	3.03	3.09	0.05	—	0.01	0.06	—	13.03	30.93	1.14	1.03	†	1.03	†	0.71	†	43,353	3
Voya International Index Portfolio
Class ADV
06-30-14	9.89	0.23	•	0.20	0.43	0.08	—	—	0.08	—	10.24	4.37	1.02	0.98		0.98		4.66		1,095,724	4
12-31-13	8.35	0.17	•	1.55	1.72	0.18	—	—	0.18	—	9.89	20.89	1.06	0.99		0.99		1.92		11,587	3
12-31-12	7.25	0.17	•	1.13	1.30	0.20	—	—	0.20	—	8.35	18.12	1.09	0.99		0.99		2.28		6,036	6
12-31-11	8.47	0.19	•	(1.22)	(1.03)	0.19	—	—	0.19	—	7.25	(12.63)	1.07	1.00		1.00		2.31		3,036	9
12-31-10	8.17	0.13	•	0.44	0.57	0.27	—	—	0.27	—	8.47	7.32	1.07	0.99	†	0.99	†	1.71	†	2,904	20
12-31-09	6.43	0.09	•	1.65	1.74	—	—	—	—	—	8.17	27.06	1.08	0.99	†	0.99	†	1.13	†	1,641	92

See Accompanying Notes to Financial Statements

28

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)		Expense net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
Voya International Index Portfolio (continued)
Class I
06-30-14	10.04	0.25	•	0.21	0.46	0.08	—	—	0.08	—	10.42	4.60	0.52	0.49		0.49		4.95		517,479	4
12-31-13	8.46	0.22	•	1.57	1.79	0.21	—	—	0.21	—	10.04	21.45	0.56	0.50		0.50		2.41		540,135	3
12-31-12	7.33	0.20		1.15	1.35	0.22	—	—	0.22	—	8.46	18.72	0.59	0.50		0.50		2.69		349,512	6
12-31-11	8.54	0.22	•	(1.22)	(1.00)	0.21	—	—	0.21	—	7.33	(12.17)	0.57	0.51		0.51		2.73		249,268	9
12-31-10	8.21	0.18	•	0.44	0.62	0.29	—	—	0.29	—	8.54	7.84	0.57	0.50	†	0.50	†	2.31	†	256,723	20
12-31-09	6.41	0.18	•	1.62	1.80	—	—	—	—	—	8.21	28.08	0.58	0.50	†	0.50	†	2.54	†	216,453	92
Class S
06-30-14	9.97	0.24	•	0.21	0.45	0.06	—	—	0.06	—	10.36	4.51	0.77	0.74		0.74		4.81		120,376	4
12-31-13	8.41	0.20	•	1.55	1.75	0.19	—	—	0.19	—	9.97	21.09	0.81	0.75		0.75		2.24		122,813	3
12-31-12	7.28	0.19		1.14	1.33	0.20	—	—	0.20	—	8.41	18.50	0.84	0.75		0.75		2.50		86,454	6
12-31-11	8.49	0.21	•	(1.23)	(1.02)	0.19	—	—	0.19	—	7.28	(12.44)	0.82	0.76		0.76		2.55		74,367	9
12-31-10	8.17	0.16	•	0.44	0.60	0.28	—	—	0.28	—	8.49	7.63	0.82	0.75	†	0.75	†	2.09	†	107,028	20
12-31-09	6.41	0.11	•	1.65	1.76	—	—	—	—	—	8.17	27.46	0.83	0.75	†	0.75	†	1.51	†	112,086	92
Class S2
06-30-14	9.93	0.23	•	0.21	0.44	0.05	—	—	0.05	—	10.32	4.44	1.02	0.89		0.89		4.63		2,791	4
12-31-13	8.40	0.19	•	1.54	1.73	0.20	—	—	0.20	—	9.93	20.89	1.06	0.90		0.90		2.06		2,705	3
12-31-12	7.30	0.15	•	1.17	1.32	0.22	—	—	0.22	—	8.40	18.29	1.09	0.90		0.90		1.93		1,797	6
12-31-11	8.52	0.12	•	(1.16)	(1.04)	0.18	—	—	0.18	—	7.30	(12.60)	1.07	0.91		0.91		1.60		192	9
12-31-10	8.19	0.15	•	0.44	0.59	0.26	—	—	0.26	—	8.52	7.44	1.07	0.90	†	0.90	†	1.91	†	5	20
02-27-09(5)–12-31-09	5.05	0.10	•	3.04	3.14	—	—	—	—	—	8.19	62.18	1.08	0.90	†	0.90	†	1.69	†	5	92
Voya Japan TOPIX Index Portfolio
Class ADV
06-30-14	11.40	0.05	•	0.00 *	0.05	0.11	0.79	—	0.90	—	10.55	1.09	1.27	0.92		0.92		1.02		17,058	3
12-31-13	9.35	0.10	•	2.21	2.31	0.21	0.05	—	0.26	—	11.40	24.80	1.27	0.92		0.92		0.92		14,855	5
12-31-12	9.38	0.16	•	0.54	0.70	0.09	0.64	—	0.73	—	9.35	7.60	1.25	0.90		0.90		1.68		5,739	9
12-31-11	11.12	0.10	•	(1.60)	(1.50)	0.16	0.08	—	0.24	—	9.38	(13.72)	1.32	0.97		0.97		0.97		10,069	45
12-31-10	9.80	0.09	•	1.25	1.34	0.01	0.01	—	0.02	—	11.12	13.63	1.27	0.92		0.92		0.94		8,580	9
08-17-09(5)–12-31-09	10.00	(0.04	)•	(0.16)	(0.20)	—	—	—	—	—	9.80	(2.00)	1.29	0.94		0.94		(1.02)		327	5

See Accompanying Notes to Financial Statements

29

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)		Expense net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
Voya Japan TOPIX Index Portfolio (continued)
Class I
06-30-14	11.52	0.08	•	0.00 *	0.08	0.16	0.79	—	0.95	—	10.65	1.40	0.77	0.42		0.42		1.57		389,408	3
12-31-13	9.42	0.15	•	2.23	2.38	0.23	0.05	—	0.28	—	11.52	25.44	0.77	0.42		0.42		1.45		386,305	5
12-31-12	9.47	0.19		0.57	0.76	0.17	0.64	—	0.81	—	9.42	8.19	0.75	0.40		0.40		1.91		425,451	9
12-31-11	11.19	0.16	•	(1.62)	(1.46)	0.18	0.08	—	0.26	—	9.47	(13.29)	0.82	0.47		0.47		1.54		423,885	45
12-31-10	9.82	0.14	•	1.25	1.39	0.01	0.01	—	0.02	—	11.19	14.13	0.77	0.42		0.42		1.39		404,703	9
08-17-09(5)–12-31-09	10.00	0.01		(0.19)	(0.18)	—	—	—	—	—	9.82	(1.80)	0.79	0.44		0.44		0.31		504,443	5
Voya Russell™ Large Cap Growth Index Portfolio
Class I
06-30-14	21.82	0.15	•	1.14	1.29	0.29	—	—	0.29	—	22.82	5.99	0.58	0.48		0.48		1.36		273,338	15
12-31-13	16.78	0.28	•	5.04	5.32	0.28	—	—	0.28	—	21.82	32.00	0.59	0.49		0.49		1.46		269,977	10
12-31-12	14.82	0.25	•	1.90	2.15	0.19	—	—	0.19	—	16.78	14.50	0.59	0.49		0.49		1.50		228,977	17
12-31-11	14.39	0.19	•	0.42	0.61	0.18	—	—	0.18	—	14.82	4.21	0.59	0.49		0.49		1.27		221,400	16
12-31-10	12.84	0.17	•	1.47	1.64	0.09	—	—	0.09	—	14.39	12.80	0.58	0.48	†	0.48	†	1.30	†	239,910	23
05-01-09(5)–12-31-09	10.00	0.08		2.76	2.84	—	—	—	—	—	12.84	28.40	0.62	0.52	†	0.48	†	1.45	†	241,608	5
Class S
06-30-14	21.73	0.12	•	1.13	1.25	0.24	—	—	0.24	—	22.74	5.82	0.83	0.73		0.73		1.12		207,880	15
12-31-13	16.71	0.24	•	5.01	5.25	0.23	—	—	0.23	—	21.73	31.68	0.84	0.74		0.74		1.21		207,941	10
12-31-12	14.76	0.21	•	1.89	2.10	0.15	—	—	0.15	—	16.71	14.26	0.84	0.74		0.74		1.26		164,697	17
12-31-11	14.34	0.15		0.42	0.57	0.15	—	—	0.15	—	14.76	3.92	0.84	0.74		0.74		1.03		153,812	16
12-31-10	12.82	0.13	•	1.46	1.59	0.07	—	—	0.07	—	14.34	12.47	0.83	0.73	†	0.73	†	1.05	†	147,272	23
05-01-09(5)–12-31-09	10.00	0.07		2.75	2.82	—	—	—	—	—	12.82	28.20	0.87	0.77	†	0.73	†	1.19	†	144,502	5
Voya Russell™ Large Cap Index Portfolio
Class ADV
06-30-14	14.12	0.09	•	0.77	0.86	0.18	—	—	0.18	—	14.80	6.16	0.88	0.87		0.87		1.24		33,921	5
12-31-13	10.90	0.16	•	3.23	3.39	0.17	—	—	0.17	—	14.12	31.39	0.88	0.87		0.87		1.30		32,824	6
12-31-12	9.65	0.16	•	1.29	1.45	0.20	—	—	0.20	—	10.90	15.05	0.88	0.87		0.87		1.50		17,492	3
12-31-11	9.58	0.12	•	0.07	0.19	0.12	—	—	0.12	—	9.65	1.92	0.88	0.87		0.87		1.26		8,964	9
12-31-10	8.85	0.10	•	0.93	1.03	0.30	—	—	0.30	—	9.58	11.74	0.89	0.87	†	0.87	†	1.15	†	10,161	11
12-31-09	7.19	0.10	•	1.56	1.66	—	—	—	—	—	8.85	23.09	0.90	0.87	†	0.87	†	1.31	†	6,835	44

See Accompanying Notes to Financial Statements

30

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions									Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains	From return of capital	Total distributions		Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)		Expense net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)		($)	($)	($)		($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
Voya Russell™ Large Cap Index Portfolio (continued)
Class I
06-30-14	14.34	0.12	•	0.80	0.92	0.24		—	—	0.24		—	15.02	6.46	0.38	0.37		0.37		1.74		179,585	5
12-31-13	11.04	0.23	•	3.27	3.50	0.20		—	—	0.20		—	14.34	32.05	0.38	0.37		0.37		1.80		168,428	6
12-31-12	9.78	0.19		1.33	1.52	0.26		—	—	0.26		—	11.04	15.56	0.38	0.37		0.37		1.96		128,779	3
12-31-11	9.68	0.17	•	0.09	0.26	0.16		—	—	0.16		—	9.78	2.57	0.38	0.37		0.37		1.76		98,853	9
12-31-10	8.92	0.15	•	0.92	1.07	0.31		—	—	0.31		—	9.68	12.19	0.39	0.37	†	0.37	†	1.64	†	340,889	11
12-31-09	7.21	0.15	•	1.56	1.71	0.00	*	—	—	0.00	*	—	8.92	23.73	0.40	0.37	†	0.37	†	2.02	†	251,504	44
Class S
06-30-14	14.25	0.11	•	0.78	0.89	0.20		—	—	0.20		—	14.94	6.33	0.63	0.62		0.62		1.49		588,415	5
12-31-13	10.98	0.21	•	3.23	3.44	0.17		—	—	0.17		—	14.25	31.67	0.63	0.62		0.62		1.54		568,259	6
12-31-12	9.72	0.18		1.31	1.49	0.23		—	—	0.23		—	10.98	15.38	0.63	0.62		0.62		1.70		461,214	3
12-31-11	9.64	0.15	•	0.06	0.21	0.13		—	—	0.13		—	9.72	2.13	0.63	0.62		0.62		1.50		397,371	9
12-31-10	8.89	0.12	•	0.93	1.05	0.30		—	—	0.30		—	9.64	12.00	0.64	0.62	†	0.62	†	1.39	†	454,246	11
12-31-09	7.20	0.12	•	1.57	1.69	—		—	—	—		—	8.89	23.47	0.65	0.62	†	0.62	†	1.51	†	440,738	44
Class S2
06-30-14	14.41	0.10	•	0.80	0.90	0.20		—	—	0.20		—	15.11	6.29	0.88	0.77		0.77		1.35		3,653	5
12-31-13	11.13	0.18	•	3.29	3.47	0.19		—	—	0.19		—	14.41	31.51	0.88	0.77		0.77		1.42		3,355	6
12-31-12	9.87	0.17	•	1.32	1.49	0.23		—	—	0.23		—	11.13	15.17	0.88	0.77		0.77		1.59		618	3
12-31-11	9.81	0.14	•	0.07	0.21	0.15		—	—	0.15		—	9.87	2.01	0.88	0.77		0.77		1.47		289	9
12-31-10	8.79	0.11	•	0.91	1.02	—		—	—	—		—	9.81	11.60	0.89	0.77	†	0.77	†	1.17	†	48	11
02-27-09(5)–12-31-09	5.89	0.00	*•	2.90	2.90	0.00	*	—	—	0.00	*	—	8.79	49.26	0.90	0.77	†	0.77	†	(0.06	)†	4	44
Voya Russell™ Large Cap Value Index Portfolio
Class I
06-30-14	18.37	0.17	•	1.07	1.24	0.29		0.28	—	0.57		—	19.04	6.87	0.58	0.48		0.48		1.86		51,096	11
12-31-13	14.30	0.31	•	4.14	4.45	0.27		0.11	—	0.38		—	18.37	31.58	0.59	0.49		0.49		1.91		49,681	17
12-31-12	12.51	0.30	•	1.75	2.05	0.26		—	—	0.26		—	14.30	16.47	0.61	0.50		0.50		2.21		43,907	28
12-31-11	12.60	0.26	•	(0.14)	0.12	0.21		—	—	0.21		—	12.51	0.83	0.59	0.49		0.49		2.04		41,335	20
12-31-10	12.65	0.22	•	1.19	1.41	0.20		1.26	—	1.46		—	12.60	11.38	0.61	0.51	†	0.51	†	1.81	†	45,590	30
05-01-09(5)–12-31-09	10.00	0.15	•	2.50	2.65	—		—	—	—		—	12.65	26.50	0.67	0.56	†	0.56	†	1.89	†	48,211	87

See Accompanying Notes to Financial Statements

31

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)		Expense net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
Voya Russell™ Large Cap Value Index Portfolio (continued)
Class S
06-30-14	18.28	0.15	•	1.07	1.22	0.26	0.28	—	0.54	—	18.96	6.75	0.83	0.73		0.73		1.60		140,380	11
12-31-13	14.24	0.26	•	4.13	4.39	0.24	0.11	—	0.35	—	18.28	31.28	0.84	0.74		0.74		1.66		112,469	17
12-31-12	12.47	0.27	•	1.73	2.00	0.23	—	—	0.23	—	14.24	16.11	0.86	0.75		0.75		1.97		76,203	28
12-31-11	12.57	0.22	•	(0.14)	0.08	0.18	—	—	0.18	—	12.47	0.56	0.84	0.74		0.74		1.79		49,250	20
12-31-10	12.64	0.19	•	1.19	1.38	0.19	1.26	—	1.45	—	12.57	11.13	0.86	0.76	†	0.76	†	1.58	†	43,502	30
05-01-09(5)–12-31-09	10.00	0.12	•	2.52	2.64	—	—	—	—	—	12.64	26.40	0.92	0.81	†	0.81	†	1.51	†	30,119	87
Voya Russell™ Mid Cap Growth Index Portfolio
Class ADV
06-30-14	24.40	0.04	•	1.44	1.48	0.01	—	—	0.01	—	25.87	6.06	1.08	0.98		0.98		0.32		8	26
12-31-13	18.24	0.03		6.24	6.27	0.11	—	—	0.11	—	24.40	34.49	1.09	0.99		0.99		0.14		7	24
12-31-12	15.86	0.10		2.30	2.40	0.02	—	—	0.02	—	18.24	15.13	1.10	1.00		1.00		0.58		5	20
12-31-11	16.29	0.01	•	(0.41)	(0.40)	0.03	—	—	0.03	—	15.86	(2.46)	1.09	0.99		0.99		0.08		5	24
12-31-10	13.11	0.03		3.30	3.33	0.02	0.13	—	0.15	—	16.29	25.52	1.09	0.99	†	0.99	†	0.23	†	5	25
05-01-09(5)–12-31-09	10.00	0.02		3.09	3.11	—	—	—	—	—	13.11	31.10	1.14	1.04	†	1.04	†	0.30	†	4	42
Class I
06-30-14	24.60	0.12	•	1.42	1.54	0.11	—	—	0.11	—	26.03	6.30	0.58	0.48		0.48		0.96		117,388	26
12-31-13	18.37	0.14	•	6.29	6.43	0.20	—	—	0.20	—	24.60	35.24	0.59	0.49		0.49		0.65		5,456	24
12-31-12	15.96	0.18	•	2.33	2.51	0.10	—	—	0.10	—	18.37	15.74	0.60	0.50		0.50		1.03		3,905	20
12-31-11	16.38	0.09	•	(0.40)	(0.31)	0.11	—	—	0.11	—	15.96	(2.00)	0.59	0.49		0.49		0.53		4,020	24
12-31-10	13.14	0.10		3.32	3.42	0.05	0.13	—	0.18	—	16.38	26.22	0.59	0.49	†	0.49	†	0.73	†	12,615	25
05-01-09(5)–12-31-09	10.00	0.05	•	3.09	3.14	—	—	—	—	—	13.14	31.40	0.64	0.54	†	0.54	†	0.72	†	9,644	42
Class S
06-30-14	24.53	0.07	•	1.44	1.51	0.06	—	—	0.06	—	25.98	6.15	0.83	0.73		0.73		0.57		327,821	26
12-31-13	18.32	0.09	•	6.27	6.36	0.15	—	—	0.15	—	24.53	34.90	0.84	0.74		0.74		0.39		328,358	24
12-31-12	15.91	0.14	•	2.33	2.47	0.06	—	—	0.06	—	18.32	15.50	0.85	0.75		0.75		0.80		272,387	20
12-31-11	16.33	0.06		(0.41)	(0.35)	0.07	—	—	0.07	—	15.91	(2.20)	0.84	0.74		0.74		0.34		267,999	24
12-31-10	13.13	0.07		3.30	3.37	0.04	0.13	—	0.17	—	16.33	25.85	0.84	0.74	†	0.74	†	0.48	†	325,749	25
05-01-09(5)–12-31-09	10.00	0.06	•	3.07	3.13	—	—	—	—	—	13.13	31.30	0.89	0.79	†	0.79	†	0.67	†	271,776	42

See Accompanying Notes to Financial Statements

32

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)		Expense net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
Voya Russell™ Mid Cap Growth Index Portfolio (continued)
Class S2
06-30-14	24.46	0.05	•	1.44	1.49	0.02	—	—	0.02	—	25.93	6.11	1.08	0.88		0.88		0.42		2,201	26
12-31-13	18.28	0.05	•	6.27	6.32	0.14	—	—	0.14	—	24.46	34.72	1.09	0.89		0.89		0.24		2,109	24
12-31-12	15.88	0.11	•	2.32	2.43	0.03	—	—	0.03	—	18.28	15.30	1.10	0.90		0.90		0.64		1,484	20
12-31-11	16.30	0.04		(0.42)	(0.38)	0.04	—	—	0.04	—	15.88	(2.34)	1.09	0.89		0.89		0.18		1,476	24
12-31-10	13.11	0.05		3.30	3.35	0.03	0.13	—	0.16	—	16.30	25.71	1.09	0.89	†	0.89	†	0.32	†	1,781	25
05-01-09(5)–12-31-09	10.00	0.02		3.09	3.11	—	—	—	—	—	13.11	31.10	1.14	0.94	†	0.94	†	0.47	†	1,619	42
Voya Russell™ Mid Cap Index Portfolio
Class ADV
06-30-14	15.70	0.06	•	1.20	1.26	0.12	0.52	—	0.64	—	16.32	8.24	0.93	0.93		0.93		0.78		112,944	8
12-31-13	12.25	0.10	•	3.90	4.00	0.13	0.42	—	0.55	—	15.70	33.51	0.93	0.93		0.93		0.69		94,802	14
12-31-12	10.99	0.13	•	1.66	1.79	0.10	0.43	—	0.53	—	12.25	16.42	0.94	0.93		0.93		1.12		46,214	10
12-31-11	11.45	0.09	•	(0.33)	(0.24)	0.13	0.09	—	0.22	—	10.99	(2.31)	0.95	0.93		0.93		0.81		25,606	12
12-31-10	9.24	0.11	•	2.15	2.26	0.05	—	—	0.05	—	11.45	24.48	0.95	0.93	†	0.93	†	1.08	†	13,988	8
12-31-09	6.63	0.10	•	2.51	2.61	—	—	—	—	—	9.24	39.37	0.93	0.93	†	0.93	†	1.18	†	2,856	7
Class I
06-30-14	16.01	0.10	•	1.22	1.32	0.18	0.52	—	0.70	—	16.63	8.46	0.43	0.43		0.43		1.26		1,903,888	8
12-31-13	12.45	0.16		3.99	4.15	0.17	0.42	—	0.59	—	16.01	34.20	0.43	0.43		0.43		1.17		1,951,563	14
12-31-12	11.14	0.18	•	1.70	1.88	0.14	0.43	—	0.57	—	12.45	17.04	0.44	0.43		0.43		1.54		1,455,088	10
12-31-11	11.57	0.15		(0.34)	(0.19)	0.15	0.09	—	0.24	—	11.14	(1.88)	0.45	0.43		0.43		1.26		1,311,921	12
12-31-10	9.29	0.15	•	2.19	2.34	0.06	—	—	0.06	—	11.57	25.22	0.45	0.43	†	0.43	†	1.46	†	1,389,676	8
12-31-09	6.63	0.13	•	2.53	2.66	—	—	—	—	—	9.29	40.12	0.43	0.43	†	0.43	†	1.59	†	1,285,223	7
Class S
06-30-14	15.88	0.08	•	1.20	1.28	0.14	0.52	—	0.66	—	16.50	8.31	0.68	0.68		0.68		1.02		346,687	8
12-31-13	12.36	0.13	•	3.95	4.08	0.14	0.42	—	0.56	—	15.88	33.88	0.68	0.68		0.68		0.93		309,018	14
12-31-12	11.07	0.16	•	1.67	1.83	0.11	0.43	—	0.54	—	12.36	16.69	0.69	0.68		0.68		1.31		193,939	10
12-31-11	11.50	0.12		(0.34)	(0.22)	0.12	0.09	—	0.21	—	11.07	(2.07)	0.70	0.68		0.68		1.01		149,956	12
12-31-10	9.25	0.12	•	2.18	2.30	0.05	—	—	0.05	—	11.50	24.88	0.70	0.68	†	0.68	†	1.22	†	162,362	8
12-31-09	6.62	0.10	•	2.53	2.63	—	—	—	—	—	9.25	39.73	0.68	0.68	†	0.68	†	1.33	†	103,065	7

See Accompanying Notes to Financial Statements

33

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)		Expense net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
Voya Russell™ Mid Cap Index Portfolio (continued)
Class S2
06-30-14	15.74	0.07	•	1.20	1.27	0.13	0.52	—	0.65	—	16.36	8.27	0.93	0.83		0.83		0.86		17,243	8
12-31-13	12.27	0.12	•	3.92	4.04	0.15	0.42	—	0.57	—	15.74	33.74	0.93	0.83		0.83		0.81		17,880	14
12-31-12	11.02	0.15	•	1.65	1.80	0.12	0.43	—	0.55	—	12.27	16.48	0.94	0.83		0.83		1.29		6,791	10
12-31-11	11.48	0.11	•	(0.34)	(0.23)	0.14	0.09	—	0.23	—	11.02	(2.18)	0.95	0.83		0.83		1.01		2,570	12
12-31-10	9.25	0.16	•	2.10	2.26	0.03	—	—	0.03	—	11.48	24.49	0.95	0.83	†	0.83	†	1.49	†	428	8
02-27-09(5)–12-31-09	5.52	0.08	•	3.65	3.73	—	—	—	—	—	9.25	67.57	0.93	0.83	†	0.83	†	1.19	†	5	7
Voya Russell™ Small Cap Index Portfolio
Class ADV
06-30-14	16.59	0.04	•	0.39	0.43	0.11	1.00	—	1.11	—	15.91	3.02	0.96	0.95		0.95		0.47		70,470	10
12-31-13	12.64	0.09	•	4.54	4.63	0.16	0.52	—	0.68	—	16.59	38.04	0.96	0.95		0.95		0.59		63,291	13
12-31-12	11.58	0.15	•	1.61	1.76	0.07	0.63	—	0.70	—	12.64	15.53	0.97	0.95		0.95		1.23		33,777	15
12-31-11	12.20	0.05	•	(0.58)	(0.53)	0.09	—	—	0.09	—	11.58	(4.45)	0.97	0.95		0.95		0.46		21,501	15
12-31-10	9.74	0.08	•	2.43	2.51	0.05	—	—	0.05	—	12.20	25.77	0.97	0.95	†	0.95	†	0.73	†	13,051	23
12-31-09	7.72	0.06	•	1.96	2.02	—	—	—	—	—	9.74	26.17	0.97	0.95	†	0.95	†	0.74	†	1,972	16
Class I
06-30-14	16.93	0.08	•	0.40	0.48	0.17	1.00	—	1.17	—	16.24	3.28	0.46	0.45		0.45		0.95		648,702	10
12-31-13	12.86	0.16	•	4.63	4.79	0.20	0.52	—	0.72	—	16.93	38.75	0.46	0.45		0.45		1.07		655,515	13
12-31-12	11.76	0.21		1.64	1.85	0.12	0.63	—	0.75	—	12.86	16.04	0.47	0.45		0.45		1.65		553,728	15
12-31-11	12.34	0.11		(0.58)	(0.47)	0.11	—	—	0.11	—	11.76	(3.92)	0.47	0.45		0.45		0.90		504,085	15
12-31-10	9.81	0.11	•	2.48	2.59	0.06	—	—	0.06	—	12.34	26.43	0.47	0.45	†	0.45	†	1.08	†	550,465	23
12-31-09	7.75	0.10	•	1.96	2.06	—	—	—	—	—	9.81	26.58	0.47	0.45	†	0.45	†	1.23	†	514,616	16
Class S
06-30-14	16.81	0.06	•	0.41	0.47	0.14	1.00	—	1.14	—	16.14	3.19	0.71	0.70		0.70		0.70		304,025	10
12-31-13	12.78	0.12	•	4.60	4.72	0.17	0.52	—	0.69	—	16.81	38.38	0.71	0.70		0.70		0.84		332,999	13
12-31-12	11.68	0.17		1.64	1.81	0.08	0.63	—	0.71	—	12.78	15.84	0.72	0.70		0.70		1.41		199,428	15
12-31-11	12.27	0.08		(0.58)	(0.50)	0.09	—	—	0.09	—	11.68	(4.19)	0.72	0.70		0.70		0.62		172,182	15
12-31-10	9.77	0.09	•	2.45	2.54	0.04	—	—	0.04	—	12.27	26.07	0.72	0.70	†	0.70	†	0.85	†	205,956	23
12-31-09	7.73	0.07		1.97	2.04	—	—	—	—	—	9.77	26.39	0.72	0.70	†	0.70	†	0.95	†	136,697	16

See Accompanying Notes to Financial Statements

34

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)		Expense net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
Voya Russell™ Small Cap Index Portfolio (continued)
Class S2
06-30-14	16.59	0.04	•	0.41	0.45	0.10	1.00	—	1.10	—	15.94	3.12	0.96	0.85		0.85		0.52		10,331	10
12-31-13	12.64	0.10	•	4.54	4.64	0.17	0.52	—	0.69	—	16.59	38.16	0.96	0.85		0.85		0.71		13,451	13
12-31-12	11.59	0.17	•	1.61	1.78	0.10	0.63	—	0.73	—	12.64	15.67	0.97	0.85		0.85		1.40		5,962	15
12-31-11	12.22	0.08	•	(0.60)	(0.52)	0.11	—	—	0.11	—	11.59	(4.38)	0.97	0.85		0.85		0.64		2,178	15
12-31-10	9.74	0.12	•	2.39	2.51	0.03	—	—	0.03	—	12.22	25.81	0.97	0.85	†	0.85	†	1.07	†	143	23
02-27-09(5)–12-31-09	6.03	0.06		3.65	3.71	—	—	—	—	—	9.74	61.53	0.97	0.85	†	0.85	†	0.83	†	5	16
Voya U.S. Bond Index Portfolio
Class ADV
06-30-14	10.35	0.07	•	0.29	0.36	0.04	—	—	0.04	—	10.67	3.52	0.91	0.91		0.91		1.29		15,353	105
12-31-13	10.94	0.11		(0.43)	(0.32)	0.16	0.11	—	0.27	—	10.35	(3.02)	0.90	0.90		0.90		1.07		12,857	197
12-31-12	11.04	0.14		0.22	0.36	0.20	0.26	—	0.46	—	10.94	3.35	0.91	0.91		0.91		1.27		11,313	145
12-31-11	10.71	0.17	•	0.54	0.71	0.20	0.18	—	0.38	—	11.04	6.75	0.94	0.94		0.94		1.54		9,397	284
12-31-10	10.37	0.20	•	0.38	0.58	0.24	—	—	0.24	—	10.71	5.58	0.96	0.95	†	0.95	†	1.82	†	3,714	279
12-31-09	10.12	0.23	•	0.30	0.53	0.20	0.08	—	0.28	—	10.37	5.29	0.94	0.94	†	0.94	†	2.27	†	1,432	380
Class I
06-30-14	10.38	0.09	•	0.31	0.40	0.06	—	—	0.06	—	10.72	3.83	0.41	0.41		0.41		1.78		3,792,335	105
12-31-13	10.97	0.17		(0.44)	(0.27)	0.21	0.11	—	0.32	—	10.38	(2.54)	0.40	0.40		0.40		1.57		3,794,207	197
12-31-12	11.07	0.20		0.21	0.41	0.25	0.26	—	0.51	—	10.97	3.85	0.41	0.41		0.41		1.78		3,752,746	145
12-31-11	10.74	0.23		0.53	0.76	0.25	0.18	—	0.43	—	11.07	7.20	0.44	0.44		0.44		2.05		3,479,437	284
12-31-10	10.39	0.25	•	0.38	0.63	0.28	—	—	0.28	—	10.74	6.14	0.46	0.45	†	0.45	†	2.36	†	3,655,181	279
12-31-09	10.12	0.28	•	0.31	0.59	0.24	0.08	—	0.32	—	10.39	5.88	0.44	0.44	†	0.44	†	2.66	†	3,501,280	380
Class S
06-30-14	10.35	0.08	•	0.30	0.38	0.05	—	—	0.05	—	10.68	3.68	0.66	0.66		0.66		1.54		227,753	105
12-31-13	10.94	0.14		(0.44)	(0.30)	0.18	0.11	—	0.29	—	10.35	(2.80)	0.65	0.65		0.65		1.33		201,854	197
12-31-12	11.04	0.17		0.22	0.39	0.23	0.26	—	0.49	—	10.94	3.59	0.66	0.66		0.66		1.53		263,816	145
12-31-11	10.71	0.19		0.54	0.73	0.22	0.18	—	0.40	—	11.04	6.96	0.69	0.69		0.69		1.79		317,638	284
12-31-10	10.36	0.23	•	0.38	0.61	0.26	—	—	0.26	—	10.71	5.89	0.71	0.70	†	0.70	†	2.10	†	249,203	279
12-31-09	10.10	0.26		0.29	0.55	0.21	0.08	—	0.29	—	10.36	5.54	0.69	0.69	†	0.69	†	2.59	†	265,749	380

See Accompanying Notes to Financial Statements

35

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return (1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)		Expense net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(3)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
Voya U.S. Bond Index Portfolio (continued)
Class S2
06-30-14	10.36	0.07	•	0.31	0.38	0.05	—	—	0.05	—	10.69	3.64	0.91	0.81		0.81		1.39		2,505	105
12-31-13	10.95	0.12		(0.43)	(0.31)	0.17	0.11	—	0.28	—	10.36	(2.91)	0.90	0.80		0.80		1.18		1,938	197
12-31-12	11.05	0.14	•	0.23	0.37	0.21	0.26	—	0.47	—	10.95	3.48	0.91	0.81		0.81		1.31		615	145
12-31-11	10.72	0.17	•	0.56	0.73	0.22	0.18	—	0.40	—	11.05	6.87	0.94	0.84		0.84		1.59		207	284
12-31-10	10.37	0.21	•	0.39	0.60	0.25	—	—	0.25	—	10.72	5.78	0.96	0.85	†	0.85	†	1.97	†	3	279
02-27-09(5)–12-31-09	9.99	0.20		0.47	0.67	0.21	0.08	—	0.29	—	10.37	6.74	0.94	0.84	†	0.84	†	2.42	†	3	380

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
(5)	Commencement of operations.
(a)	Excluding a payment by affiliate in the period ended December 31, 2009, FTSE 100 Index® total return would have been 15.08% and 15.18% on classes ADV and I, respectively.
•	Calculated using average number of shares outstanding throughout the period.
*	Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

See Accompanying Notes to Financial Statements

36

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Variable Portfolios, Inc. (formerly, ING Variable Portfolios, Inc) (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”) as an open-end diversified management investment company. The Company was incorporated under the laws of Maryland on June 4, 1996. There are nineteen active separate investment series that comprise the Company. The fourteen series (each, a “Portfolio” and collectively, the “Portfolios”) that are in this report are: Voya Australia Index Portfolio (“Australia Index”), Voya Emerging Markets Index Portfolio (“Emerging Markets Index”), Voya Euro STOXX 50® Index Portfolio (“Euro STOXX 50® Index”), Voya FTSE 100 Index® Portfolio (“FTSE 100 Index®”), Voya Hang Seng Index Portfolio (“Hang Seng Index”), Voya International Index Portfolio (“International Index”), Voya Japan TOPIX Index Portfolio (“Japan TOPIX Index”), Voya Russell™ Large Cap Growth Index Portfolio (“Russell™ Large Cap Growth Index”), Voya Russell™ Large Cap Index Portfolio (“Russell™ Large Cap Index”), Voya Russell™ Large Cap Value Index Portfolio (“Russell™ Large Cap Value Index”), Voya Russell™ Mid Cap Growth Index Portfolio (“Russell™ Mid Cap Growth Index”), Voya Russell™ Mid Cap Index Portfolio (“Russell™ Mid Cap Index”), Voya Russell™ Small Cap Index Portfolio (“Russell™ Small Cap Index”), and Voya U.S. Bond Index Portfolio (“U.S. Bond Index”). All of the Portfolios are diversified, except Australia Index, Emerging Markets Index, FTSE 100 Index®, and Hang Seng Index, which are non-diversified Portfolios of the Company. The investment objective of the Portfolios is described in the Portfolios’ Prospectus.

The Company is authorized to offer four classes of shares, referred to as Adviser Class (“Class ADV”), Class I, Class S, and Service 2 Class (“Class S2”); however, not all Portfolios currently offer all classes. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Voya Investments, LLC (formerly, ING Investments, LLC) (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC, (formerly ING Investment Management Co. LLC) (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Funds Services, LLC (formerly, ING Funds Services, LLC) (“VFS” or the “Administrator”), a Delaware limited liability company, serves as the Administrator to the Portfolios. Voya Investments Distributor, LLC (formerly, ING Investments Distributor, LLC) (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A.  Security Valuation. U.S. GAAP defines fair value as the price the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date Investments in equity securities traded on a national securities exchange are valued at the official closing price when available or, for certain markets, the last reported sale price on each valuation day. Securities traded on an exchange for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices on each valuation day. All investments quoted in foreign currencies are valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities are valued at prices obtained from independent services or from one or more dealers making markets in the securities and may be adjusted based on the Portfolios’ valuation procedures. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Investments in open-end mutual funds are valued at net asset value (“NAV”). Investments in securities of sufficient credit quality maturing in 60 days or less are valued at amortized cost which approximates fair value.

Securities and assets for which market quotations are not readily available (which may include certain restricted

37

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

securities, which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios’ Board of Directors (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a Portfolio calculates its NAV may also be valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such fair valuations are made in accordance with the valuation procedures of the Portfolios (the “Valuation Procedures”) which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of a Portfolio. In calculating a Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that a Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio’s Valuation Procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV.

There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time a Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio’s NAV.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities as classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Investment Adviser’s or Sub-Adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification

38

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

is included following the Summary Portfolios of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the Portfolios’ Administrator. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Investment Adviser or Sub-Adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured a Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the independent pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

For the six months ended June 30, 2014, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

1.	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

2.	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on a Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. All Portfolios (except U.S. Bond Index) declare and pay dividends annually. U.S. Bond Index declares and pays dividends quarterly. The Portfolios distribute capital gains distributions, if any, annually. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of the Portfolios to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

F.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow the Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of June 30, 2014, the maximum amount of loss that Australia Index, Euro STOXX 50® Index, FTSE 100 Index®, Hang Seng Index, Japan TOPIX Index and U.S. Bond Index would incur if the counterparties to its derivative transactions failed to perform would be $13,924, $43,486, $14,613, $297, $48,194 and $328,591, respectively, which represents the gross payments to be received by the Portfolios on open forward foreign currency contracts and OTC swaps were they to be unwound as of June 30, 2014. As of June 30, 2014, certain counterparties have pledged $530,000 principal amount in U.S. Treasury Bills as collateral to U.S. Bond Index.

Each Portfolio has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.

As of June 30, 2014, Australia Index, Euro STOXX® Index, FTSE 100 Index®, Hang Seng Index and Japan TOPIX Index had a net liability position of $4,442, $3,929, $5,366, $1,275, and $5,906, respectively, on open forward foreign currency contracts with credit related contingent features. If a contingent feature would have been triggered as of June 30, 2014, the Portfolios could have been required to pay this amount in cash to its counterparties. As of June 30, 2014, there was no collateral posted by any Portfolio for open OTC derivative instruments.

H.  Forward Foreign Currency Contracts. Certain Portfolios may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and a Portfolio’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statements of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statements of Operations. These instruments involve market and/ or credit risk in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Open forward foreign currency contracts are presented following the respective Summary Portfolio of Investments.

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

For the six months ended June 30, 2014, certain Portfolios have entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. The Portfolios use forward foreign currency contracts to enhance potential gain, hedge against anticipated currency exchange rates, gain exposure to foreign currencies and to maintain diversity and liquidity of the portfolio.

During the six months ended June 30, 2014, the following Portfolios had average contract amounts on forward foreign currency contracts to buy and sell as disclosed below:

	Buy	Sell
Australia Index	$3,893,475	$1,363,639
Euro STOXX 50® Index	5,757,025	1,251,253
FTSE 100 Index®	4,468,496	885,448
Hang Seng Index	3,107,150	971,567
Japan TOPIX Index	11,411,099	1,806,524

For the six months ended June 30, 2014, the above Portfolios used forward foreign currency contracts to protect their non-U.S. dollar denominated holdings from adverse currency movements and to gain exposure to currencies for the purposes of risk management or enhanced return. Please refer to the tables following each respective Summary Portfolio of Investments for open forward foreign currency contract as of June 30, 2014.

I.  Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolios assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Summary Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the six months ended June 30, 2014, the below Portfolios have purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Australia Index also uses futures contracts as a substitute for purchasing additional securities in the index to increase market exposure. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the six months ended June 30, 2014, the Portfolios had average notional values on futures contracts purchased as disclosed below. Please refer to the tables following each respective Summary Portfolio of Investments for open forward foreign currency contract as of June 30, 2014.

Australia Index	$5,099,792
Emerging Markets Index	13,038,952
Euro STOXX 50® Index	6,890,508
FTSE 100 Index®	9,758,229
Hang Seng Index	2,891,677
International Index	28,408,294
Japan TOPIX Index	11,915,206
Russell™ Large Cap Growth Index	7,410,780
Russell™ Large Cap Index	9,566,535
Russell™ Large Cap Value Index	3,300,558
Russell™ Mid Cap Growth Index	4,700,963
Russell™ Mid Cap Index	21,812,907
Russell™ Small Cap Index	36,827,463

During the six months ended June 30, 2014, U.S. Bond Index had an average notional value of $15,645,990 on futures contracts sold. U.S. Bond Index used futures contracts to manage duration and yield curve exposure. There were no open futures contracts for U.S. Bond Index at June 30, 2014.

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NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

J.  Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties may enter into swap pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“Centrally cleared swaps”).

The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Portfolio’s Summary Portfolio of Investments.

Swaps are marked to market daily using quotations primarily from third party pricing services, registered commodities exchange(s), counterparties or brokers. The fair value of OTC swap contracts is recorded on the Statements of Assets and Liabilities. Daily changes in the value of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on the Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statements of Operations. Upfront payments made and/or received on OTC swaps by a Portfolio when entering into the agreements are reported on the Statements of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statements of Operations until termination. These upfront payments represent the amounts paid or received when initially entering into the contract to offset the differences between the swap agreements and the prevailing market conditions at time of contract. Upon termination, these upfront payments are recorded as a realized gain or loss on the Statement of Operations. A Portfolio also records periodic payments made or received on the swap contract as a realized gain or loss on the Statements of Operations.

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Summary Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.

Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on the Statements of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.

A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).

Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk- related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/ moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement,

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

In assessing the status of payment or performance risk for a seller of protection, unrealized losses imply widening credit spreads when selling protection. A decrease in fair value and a resulting unrealized loss position suggests a deterioration of the referenced entity’s credit soundness. As the notional amount represents the total obligation that would be due upon a credit event, fair values that approach this loss, offset by any upfront payments received, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Unrealized losses, fair values, and upfront payments for all credit default swap agreements in which a Portfolio is a seller of protection have been disclosed in the Summary Portfolio of Investments.

The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2014, for which a Portfolio is seller of protection are disclosed in a table following the Summary Portfolio of Investments for U.S. Bond Index. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same

For the six months ended June 30, 2014, U.S. Bond Index had an average notional amount of $63,333,333 on credit default swaps to sell protection on credit default swap indices (“CDX”). The Portfolio enters into credit default swaps on CDX indices to gain additional exposure to certain sectors of the credit market. Please refer to the tables following the Summary Portfolio of Investments for open credit default swaps to sell protection at June 30, 2014.

At June 30, 2014, U.S. Bond Index had posted $905,000 in cash collateral as initial margin for centrally cleared credit default swaps.

K.  Securities Lending. Each Portfolio may temporarily loan up to 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, a Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event a Portfolio is delayed or prevented from exercising its right to dispose of the collateral. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: The Bank of New York Mellon (“BNY”) provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

L.  Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined by the Act, determined in good faith under procedures approved by the Board.

M.  Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such securities is identified in each Portfolio’s

44

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Summary Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to identify liquid assets sufficient to cover the purchase price. At June 30, 2014, various counterparties have posted $1,976,717 in cash collateral to U.S. Bond for delayed-delivery securities.

N.  Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2014, the cost of purchases and the proceeds from the sales of securities, excluding short-term securities and U.S. government securities, were as follows:

	Purchases	Sales
Australia Index	$8,023,696	$19,223,214
Emerging Markets Index	62,147,019	101,083,401
Euro STOXX 50® Index	5,207,608	32,011,869
FTSE 100 Index®	17,231,080	35,234,468
Hang Seng Index	4,474,705	9,782,336
International Index	46,391,484	110,746,732
Japan TOPIX Index	16,829,636	9,824,310
Russell™ Large Cap Growth Index	72,787,154	96,241,086
Russell™ Large Cap Index	37,827,905	51,623,356
Russell™ Large Cap Value Index	36,773,871	17,705,590
Russell™ Mid Cap Growth Index	185,356,253	105,903,918
Russell™ Mid Cap Index	180,088,799	369,788,452
Russell™ Small Cap Index	103,818,179	127,202,417
U.S. Bond Index	85,359,524	80,818,608

U.S. government securities not included above were as follows:

	Purchases	Sales
U.S. Bond Index	$4,403,576,092	$4,327,149,749

NOTE 4 — INVESTMENT MANAGEMENT, ADMINISTRATIVE AND LICENSING FEES

The Portfolios have entered into investment management agreement (“Investment Management Agreement”) with the Investment Adviser. The Investment Management Agreement compensate the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Australia Index(1)	0.60%
Emerging Markets Index(2)	0.55%
Euro STOXX 50® Index(1)	0.60%
FTSE 100 Index®(1)	0.60%
Hang Seng Index(3)	0.60% on the first $250 million; 0.50% on the next $250 million; and 0.45% thereafter
International Index	0.38% on the first $500 million; 0.36% on the next $500 million; and 0.34% thereafter
Japan TOPIX Index(1)	0.60%
Russell™ Large Cap Growth Index(3)	0.45% on the first $500 million; 0.43% on the next $500 million; and 0.41% thereafter
Russell™ Large Cap Index	0.25% on the first $1 billion; 0.23% on the next $1 billion; and 0.21% thereafter
Russell™ Large Cap Value Index(3)	0.45% on the first $250 million; 0.35% on the next $250 million; and 0.30% thereafter
Russell™ Mid Cap Growth Index(3)	0.45% on the first $500 million; 0.43% on the next $500 million; and 0.41% thereafter
Russell™ Mid Cap Index	0.31% on the first $2 billion; 0.24% on the next $2 billion; and 0.18% thereafter
Russell™ Small Cap Index	0.33% on the first $1 billion; 0.31% on the next $1 billion; and 0.29% thereafter
U.S. Bond Index	0.32% on the first $500 million; 0.30% on the next $500 million; 0.28% on the next $1 billion; 0.26% on the next $2 billion; and 0.24% thereafter

(1)	Pursuant to a side agreement, Voya Investments has agreed to waive 0.25% of the Portfolio’s advisory fee. This side agreement will renew if Voya Investments elects to renew it. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this side agreement requires approval by the Board.

(2)	Pursuant to a side agreement, Voya Investments has agreed to waive 0.15% of the Portfolio’s advisory fee. This side agreement will renew if Voya Investments elects to renew it. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this side agreement requires approval by the Board.

(3)	Pursuant to a side agreement, Voya Investments has agreed to waive 0.10% of the Portfolio’s advisory fee. This side agreement will renew if Voya Investments elects to renew it. Any fees waived or reimbursed are not eligible for recoupment. Termination or modification of this side agreement requires approval by the Board.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM acts as sub-adviser to all Portfolios. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

VFS acts as administrator to the Portfolios and provides certain administrative and shareholder services necessary for Portfolio operations and is responsible for the supervision of other service providers. For its services, VFS is entitled to receive from each Portfolio a fee at an annual rate of 0.10% of each Portfolio’s average daily net assets. Pursuant to a side agreement, VFS has agreed to waive the administration fee for Australia Index, Emerging Markets Index, Euro STOXX 50® Index, FTSE 100 Index®, and Japan TOPIX Index. Any fees waived or reimbursed are not eligible for recoupment. There is no guarantee these waivers will continue. Termination or modification of these contractual waivers requires approval by the Board.

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NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT, ADMINISTRATIVE AND LICENSING FEES (continued)

Hang Seng Data Services Limited receives an annual licensing fee for the Hang Seng Index. Standard & Poor’s Financial Services LLC, MSCI Inc., STOXX Limited, Zurich, Switzerland and/or Dow Jones & Company, Inc., FTSE International Limited, and Tokyo Stock Exchange, Inc. receive an annual licensing fee for Australia Index, Emerging Markets Index, International Index, Euro STOXX 50® Index, FTSE 100 Index® and Japan TOPIX Index, respectively.

In placing equity security transactions, the Sub-Adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, the Sub-Adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to a Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the Sub-Adviser. Any amount credited to a Portfolio is reflected as brokerage commission recapture on the Statements of Operations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class ADV and Class S2 shares of the respective Portfolios are subject to a Shareholder Service and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). Under the Plan, the Distributor is paid an annual shareholder service fee at the rate of 0.25% and an annual distribution fee at the rate of 0.25% of the average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor has contractually agreed to waive 0.01% of the distribution fee for Class ADV shares of International Index. Termination or modification of this contractual waiver requires approval by the Board. The Distributor has also contractually agreed to waive a portion of its fee equal to 0.10% of the average daily net assets attributable to the distribution fee paid by Class S2 shares of the respective Portfolios, so that the actual fee paid by a Portfolio is an annual rate of 0.15%. Termination or modification of this contractual waiver requires approval by the Board. There is no guarantee these waivers will continue.

Class S shares of the Portfolios have a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), whereby the Distributor is compensated by each Portfolio for expenses incurred for shareholder servicing and/or distribution of each Portfolio’s shares. Pursuant to the 12b-1 Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plan, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2014, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. (formerly, ING U.S. Inc.) or affiliated investment companies owned more than 5% of the following Portfolios:

Subsidiaries/Affiliated Investment Companies	Portfolios	Percentage
ING Life Insurance and Annuity Company	International Index	5.71%
	Russell™ Large Cap Growth Index	9.97
	Russell™ Large Cap Index	30.20
	Russell™ Large Cap Value Index	9.26
	Russell™ Mid Cap Index	15.39
	Russell™ Small Cap Index	21.75
ING National Trust	Russell™ Large Cap Index	10.80
	Russell™ Large Cap Value Index	10.17
	Russell™ Small Cap Index	6.24
ING USA Annuity and Life Insurance Company	Euro STOXX 50® Index	6.31
	Hang Seng Index	29.25
	International Index	64.73
	Russell™ Large Cap Growth Index	39.60
	Russell™ Large Cap Index	55.66
	Russell™ Large Cap Value Index	56.69
	Russell™ Mid Cap Growth Index	68.69
	Russell™ Mid Cap Index	9.15
	Russell™ Small Cap Index	21.73
	U.S. Bond Index	5.28
ReliaStar Life Insurance Company	Russell™ Large Cap Growth Index	35.04
	Russell™ Large Cap Value Index	17.73
Security Life of Denver Insurance Company	Russell™ Large Cap Growth Index	10.68
Voya Retirement Conservative Portfolio	U.S. Bond Index	6.47
Voya Retirement Growth Portfolio	Australia Index	55.67
	Emerging Markets Index	48.42
	Euro STOXX 50® Index	51.94
	FTSE 100 Index®	54.64
	Hang Seng Index	37.98

46

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

Subsidiaries/Affiliated Investment Companies	Portfolios	Percentage
Voya Retirement Growth Portfolio (continued)	Japan TOPIX Index	53.32%
	Russell™ Mid Cap Index	31.73
	Russell™ Small Cap Index	27.40
	U.S. Bond Index	29.24
Voya Retirement Moderate Growth Portfolio	Australia Index	29.67
	Emerging Markets Index	27.24
	Euro STOXX 50® Index	27.68
	FTSE 100 Index®	29.12
	Hang Seng Index	20.24
	Japan TOPIX Index	28.41
	Russell™ Mid Cap Index	18.74
	Russell™ Small Cap Index	12.33
	U.S. Bond Index	27.63
Voya Retirement Moderate Portfolio	Australia Index	13.29
	Emerging Markets Index	12.20
	Euro STOXX 50® Index	12.40
	FTSE 100 Index®	13.04
	Hang Seng Index	9.06
	Japan TOPIX Index	12.72
	Russell™ Mid Cap Index	7.49
	U.S. Bond Index	16.35
Voya Solution 2025 Portfolio	Russell™ Mid Cap Growth Index	8.43
Voya Solution 2035 Portfolio	Russell™ Mid Cap Growth Index	7.61
Voya Solution 2045 Portfolio	Russell™ Mid Cap Growth Index	7.09

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they are deemed to be affiliates of each other. Investment activities of these shareholders could have a material impact on the Portfolios.

The Portfolios have adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated directors, as described in the Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the Plan, the amounts deferred are invested in shares of the “notional” funds selected by the director. The Portfolios purchase shares of the “notional” funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the Statement of Assets and Liabilities. Deferral of directors’ fees under the Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.

NOTE 7 — OTHER ACCRUED EXPENSES AND LIABILITIES

At June 30, 2014, the following Portfolio had the below payables included in Other Accrued Expenses and Liabilities on the Statements of Assets and Liabilities that exceed 5% of total liabilities:

Portfolio	Accrued Expenses	Amount
Hang Seng Index	Custody	46,661
	License	19,992

NOTE 8 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each of the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest expense, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class ADV	Class I	Class S	Class S2
Hang Seng Index(1)	1.25%	0.75%	1.00%	N/A
International Index(2)	1.00%	0.50%	0.75%	0.90%
Russell™ Large Cap Growth Index(3)	N/A	N/A	N/A	N/A
Russell™ Large Cap Index	0.87%	0.37%	0.62%	0.77%
Russell™ Large Cap Value Index(3)	N/A	N/A	N/A	N/A
Russell™ Mid Cap Growth Index(1)	1.00%	0.50%	0.75%	0.90%
Russell™ Mid Cap Index	0.93%	0.43%	0.68%	0.83%
Russell™ Small Cap Index	0.95%	0.45%	0.70%	0.85%
U.S. Bond Index	0.95%	0.45%	0.70%	0.85%

(1)	Effective January 1, 2014, the Investment Adviser has entered into a written expense limitation agreement with the Portfolio. Prior to January 1, 2014, there was no expense limitation agreement associated with the Portfolio.

(2)	Effective the close of business on March 14, 2014, pursuant to a side letter agreement, Voya Investments has further lowered the expense limits for International Index to 0.98%, 0.48%, 0.73% and 0.88% for Class ADV, Class I, Class S and Class S2, respectively. The side letter agreement will continue through May 1, 2016 unless: (i) the Board approves a modification or termination of the side letter agreement; or (ii) the Investment Management Agreement or the Expense Limitation Agreement has been terminated.

(3)	Pursuant to a side letter agreement, through May 1, 2015, the Investment Adviser has agreed to waive all or a portion of the advisory fee so that the expense limits are 1.00%, 0.50%, and 0.75% for Class ADV, Class I, and Class S, respectively. This side letter agreement will continue unless: (i) the Board approves a modification or termination of the side letter agreement; or (ii) the Management Agreement or the expense limitation agreement has been terminated. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment.

The Investment Adviser may at a later date recoup from a Portfolio management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment

47

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 8 — EXPENSE LIMITATION AGREEMENT (continued)

by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2014, the amount of waived and reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:

	June 30,
	2015	2016	2017	Total
Hang Seng Index	$—	$—	$18,142	$18,142
International Index	176,642	400,077	362,844	939,563
Russell™ Large Cap Index	99,301	38,035	63,450	200,786
Russell™ Mid Cap Index	272,304	84,714	3,674	360,692
Russell™ Small Cap Index	122,113	124,320	21,395	267,828

The Expense Limitation Agreements are contractual through May 1, 2015 and shall renew automatically for one-year terms unless: (i) the Investment Adviser provides 90 days written notice of its termination and such termination is approved by the Board; or (ii) the Investment Management Agreement has been terminated.

NOTE 9 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement with BNY (the “Credit Agreement”) for an aggregate amount of $200,000,000. The proceeds may be used to: (1) temporarily finance the purchase or sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.07% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 23, 2014, the funds to which the Credit Agreement is available paid a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Generally, borrowings under the credit agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolios utilized the line of credit during the six months ended June 30, 2014:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Emerging Markets Index	17	$3,900,941	1.08%
Euro STOXX 50® Index	13	1,599,769	1.08
FTSE 100 Index®	6	652,167	1.10
International Index	1	7,333,000	1.09
Russell™ Large Cap Growth Index	1	13,271,000	1.09
Russell™ Mid Cap Index	2	4,280,000	1.07
U.S. Bond Index	1	3,792,000	1.09

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Australia Index
Class ADV
6/30/2014	—	—	—	—	—	—	—	—	—	—
12/31/2013	—	—	—	(1)	(1)	—	—	—	(12)	(12)
Class I
6/30/2014	567,124	—	778,244	(1,855,672)	(510,304)	5,770,410	—	7,992,562	(19,143,725)	(5,380,753)
12/31/2013	5,194,866	—	963,238	(4,576,415)	1,581,689	52,186,544	—	10,345,175	(47,285,851)	15,245,868
Emerging Markets Index
Class ADV
6/30/2014	—	—	—	—	—	—	—	—	—	—
12/31/2013	—	—	—	(1)	(1)	—	—	—	(11)	(11)
Class I
6/30/2014	5,895,400	—	764,107	(10,466,234)	(3,806,727)	62,792,077	—	8,397,538	(114,958,509)	(43,768,894)
12/31/2013	54,356,491	—	307,714	(9,793,453)	44,870,752	618,514,259	—	3,501,787	(108,246,048)	513,769,998

48

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Emerging Markets Index (continued)
Class S
6/30/2014	—	—	—	—	—	—	—	—	—	—
12/31/2013	—	—	—	(1)	(1)	—	—	—	(11)	(11)
Class S2
6/30/2014	—	—	—	—	—	—	—	—	—	—
12/31/2013	—	—	—	(1)	(1)	—	—	—	(11)	(11)
Euro STOXX 50® Index
Class ADV
6/30/2014	915,028	—	83,530	(1,244,369)	(245,811)	10,864,351	—	1,000,683	(14,158,449)	(2,293,415)
12/31/2013	3,146,597	—	49,202	(1,049,722)	2,146,077	33,984,875	—	475,786	(10,557,738)	23,902,923
Class I
6/30/2014	42,746	—	1,397,910	(3,301,246)	(1,860,590)	513,443	—	16,844,821	(39,737,746)	(22,379,482)
12/31/2013	6,759,009	—	2,308,526	(35,914,703)	(26,847,168)	65,804,385	—	22,415,790	(370,239,009)	(282,018,834)
FTSE 100 Index®
Class ADV
6/30/2014	229,104	—	61,386	(74,302)	216,188	2,979,779	—	771,009	(974,731)	2,776,057
12/31/2013	1,193,207	—	23,057	(986,106)	230,158	14,742,533	—	275,073	(12,173,072)	2,844,534
Class I
6/30/2014	523,975	—	3,940,650	(3,091,063)	1,373,562	6,710,722	—	49,809,818	(41,709,924)	14,810,616
12/31/2013	3,132,046	—	2,598,810	(15,884,719)	(10,153,863)	37,783,396	—	31,107,762	(202,006,887)	(133,115,729)
Hang Seng Index
Class ADV
6/30/2014	10,419	—	3,068	(12,525)	962	140,706	—	40,226	(170,459)	10,473
12/31/2013	52,175	—	4,432	(41,611)	14,996	715,475	—	59,347	(563,568)	211,254
Class I
6/30/2014	380,219	—	160,848	(365,213)	175,854	5,273,958	—	2,121,591	(4,980,522)	2,415,027
12/31/2013	791,709	—	240,977	(2,343,698)	(1,311,012)	10,598,675	—	3,243,544	(32,654,791)	(18,812,572)
Class S
6/30/2014	193,876	—	64,833	(591,221)	(332,512)	2,572,285	—	853,856	(7,985,674)	(4,559,533)
12/31/2013	1,111,061	—	150,234	(2,233,975)	(972,680)	15,872,595	—	2,017,644	(30,411,769)	(12,521,530)
International Index
Class ADV
6/30/2014	882,981	109,979,612	863,686	(5,919,472)	105,806,807	8,857,888	1,058,745,439	8,654,053	(58,909,144)	1,017,348,236
12/31/2013	608,161	—	18,217	(177,122)	449,256	5,442,835	—	162,139	(1,581,019)	4,023,955
Class I
6/30/2014	8,029,502	—	389,258	(12,581,698)	(4,162,938)	79,951,757	—	3,966,540	(125,286,504)	(41,368,207)
12/31/2013	23,186,556	—	938,270	(11,627,290)	12,497,536	215,822,524	—	8,444,603	(106,101,785)	118,165,342
Class S
6/30/2014	885,681	—	69,515	(1,655,647)	(700,451)	8,688,891	—	704,877	(16,524,614)	(7,130,846)
12/31/2013	5,120,505	—	238,169	(3,320,962)	2,037,712	46,426,609	—	2,134,036	(30,152,264)	18,408,381
Class S2
6/30/2014	20,515	—	1,338	(23,923)	(2,070)	204,103	—	13,516	(238,146)	(20,527)
12/31/2013	104,829	—	5,014	(51,388)	58,455	964,977	—	44,782	(456,381)	553,378
Japan TOPIX Index
Class ADV
6/30/2014	608,119	—	110,625	(405,699)	313,045	6,462,773	—	1,080,807	(4,185,113)	3,358,467
12/31/2013	1,937,168	—	29,114	(1,276,870)	689,412	20,820,861	—	317,051	(13,658,470)	7,479,442
Class I
6/30/2014	2,164,380	—	3,321,993	(2,455,230)	3,031,143	23,988,881	—	32,721,625	(26,167,346)	30,543,160
12/31/2013	3,790,571	—	882,544	(16,297,211)	(11,624,096)	40,458,961	—	9,672,687	(179,934,563)	(129,802,915)
Russell™ Large Cap Growth Index
Class ADV
6/30/2014	—	—	—	(1,077)	(1,077)	—	—	—	(23,059)	(23,059)
12/31/2013	2,876	—	250	(24,056)	(20,930)	53,839	—	4,525	(503,426)	(445,062)

49

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions		Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions		Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#		#	#	($)	($)	($)		($)	($)
Russell™ Large Cap Growth Index (continued)
Class I
6/30/2014	142,169	—	161,582		(695,067)	(391,316)	3,105,104	—	3,525,723		(15,271,606)	(8,640,779)
12/31/2013	260,450	—	197,039		(1,730,705)	(1,273,216)	4,973,932	—	3,593,992		(32,683,420)	(24,115,496)
Class S
6/30/2014	1,487,912	—	103,632		(2,019,971)	(428,427)	31,579,279	—	2,253,990		(43,902,180)	(10,068,911)
12/31/2013	1,800,393	—	120,855		(2,207,867)	(286,619)	34,552,921	—	2,198,353		(41,668,418)	(4,917,144)
Russell™ Large Cap Index
Class ADV
6/30/2014	215,647	—	28,915		(277,951)	(33,389)	3,064,136	—	411,173		(3,885,668)	(410,359)
12/31/2013	1,288,430	—	26,174		(594,623)	719,981	15,901,163	—	312,521		(7,234,250)	8,979,434
Class I
6/30/2014	771,780	—	192,284		(752,138)	211,926	11,068,292	—	2,772,734		(10,684,064)	3,156,962
12/31/2013	1,906,734	—	197,032		(2,021,016)	82,750	24,099,261	—	2,382,110		(26,149,199)	332,172
Class S
6/30/2014	2,254,934	—	560,188		(3,306,472)	(491,350)	32,404,557	—	8,038,695		(47,354,513)	(6,911,261)
12/31/2013	5,740,785	—	605,534		(8,482,834)	(2,136,515)	70,759,364	—	7,284,570		(107,926,636)	(29,882,702)
Class S2
6/30/2014	39,124	—	3,268		(33,318)	9,074	557,696	—	47,422		(478,104)	127,014
12/31/2013	244,055	—	2,881		(69,710)	177,226	3,022,856	—	35,086		(886,253)	2,171,689
Russell™ Large Cap Value Index
Class ADV
6/30/2014	—	—	—	*	(2,736)	(2,736)	—	—	—	*	(49,404)	(49,404)
12/31/2013	434	—	47		(10)	471	7,135	—	723		(164)	7,694
Class I
6/30/2014	86,827	—	81,757		(189,634)	(21,050)	1,615,224	—	1,501,062		(3,487,319)	(371,033)
12/31/2013	108,936	—	69,762		(544,267)	(365,569)	1,769,736	—	1,090,379		(8,847,067)	(5,986,952)
Class S
6/30/2014	1,624,341	—	209,359		(581,592)	1,252,108	30,140,196	—	3,829,184		(10,603,143)	23,366,237
12/31/2013	2,871,110	—	128,465		(2,198,709)	800,866	46,547,726	—	2,002,774		(36,845,293)	11,705,207
Russell™ Mid Cap Growth Index
Class ADV
6/30/2014	—	—	—		—	—	—	—	—		—	—
12/31/2013	—	—	—		—	—	—	—	—		—	—
Class I
6/30/2014	4,618,516	—	21,245		(352,073)	4,287,688	110,880,948	—	523,892		(8,907,613)	102,497,227
12/31/2013	128,183	—	2,165		(121,131)	9,217	2,761,969	—	44,082		(2,650,254)	155,797
Class S
6/30/2014	368,397	—	28,981		(1,169,161)	(771,783)	9,332,818	—	713,505		(28,962,015)	(18,915,692)
12/31/2013	1,125,771	—	110,363		(2,718,988)	(1,482,854)	23,453,605	—	2,243,685		(58,790,838)	(33,093,548)
Class S2
6/30/2014	2,964	—	80		(4,370)	(1,326)	73,267	—	1,972		(110,428)	(35,189)
12/31/2013	33,151	—	676		(28,815)	5,012	668,568	—	13,731		(622,550)	59,749
Russell™ Mid Cap Index
Class ADV
6/30/2014	940,737	—	268,032		(323,539)	885,230	14,931,255	—	4,157,168		(5,111,165)	13,977,258
12/31/2013	2,699,666	—	207,029		(643,620)	2,263,075	37,369,235	—	2,748,775		(9,108,289)	31,009,721
Class I
6/30/2014	2,898,475	—	4,930,497		(15,238,586)	(7,409,614)	46,934,730	—	77,852,541		(246,339,832)	(121,552,561)
12/31/2013	27,701,721	—	5,397,772		(28,117,705)	4,981,788	392,590,929	—	72,842,172		(398,545,631)	66,887,470
Class S
6/30/2014	3,179,685	—	835,090		(2,467,168)	1,547,607	51,508,205	—	13,094,205		(38,953,727)	25,648,683
12/31/2013	6,531,996	—	733,333		(3,501,165)	3,764,164	91,380,739	—	9,831,249		(49,854,970)	51,357,018

*	Share amount is less than 0.500.

50

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES (continued)

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Russell™ Mid Cap Index (continued)
Class S2
6/30/2014	176,706	—	41,303	(299,728)	(81,719)	2,813,388	—	641,844	(4,799,570)	(1,344,338)
12/31/2013	697,328	—	31,231	(146,102)	582,457	9,703,579	—	415,699	(2,036,503)	8,082,775
Russell™ Small Cap Index
Class ADV
6/30/2014	543,627	—	303,398	(234,198)	612,827	8,792,493	—	4,550,967	(3,704,817)	9,638,643
12/31/2013	1,667,314	—	168,230	(692,102)	1,143,442	24,074,604	—	2,205,500	(10,002,102)	16,278,002
Class I
6/30/2014	2,137,014	—	2,832,013	(3,753,988)	1,215,039	35,095,914	—	43,329,797	(62,151,494)	16,274,217
12/31/2013	3,538,275	—	2,226,312	(10,087,117)	(4,322,530)	52,134,351	—	29,699,000	(147,957,410)	(66,124,059)
Class S
6/30/2014	1,450,086	—	1,336,994	(3,758,378)	(971,298)	23,783,213	—	20,335,677	(61,559,733)	(17,440,843)
12/31/2013	7,238,885	—	857,724	(3,888,733)	4,207,876	106,531,390	—	11,373,421	(55,756,911)	62,147,900
Class S2
6/30/2014	68,375	—	44,071	(274,992)	(162,546)	1,105,847	—	662,391	(4,520,060)	(2,751,822)
12/31/2013	579,397	—	29,326	(269,742)	338,981	8,198,959	—	384,463	(4,204,071)	4,379,351
U.S. Bond Index
Class ADV
6/30/2014	340,954	—	5,569	(150,736)	195,787	3,588,894	—	58,305	(1,587,733)	2,059,466
12/31/2013	559,044	—	29,659	(380,119)	208,584	5,983,221	—	316,209	(4,042,044)	2,257,386
Class I
6/30/2014	22,159,221	—	1,884,790	(35,865,983)	(11,821,972)	235,577,569	—	19,790,295	(378,861,890)	(123,494,026)
12/31/2013	113,443,189	—	10,936,850	(100,843,093)	23,536,946	1,216,588,484	—	116,710,924	(1,071,035,530)	262,263,878
Class S
6/30/2014	4,185,484	—	94,388	(2,465,353)	1,814,519	44,154,416	—	988,243	(25,992,711)	19,149,948
12/31/2013	2,559,289	—	563,286	(7,730,458)	(4,607,883)	26,946,568	—	6,009,391	(82,338,639)	(49,382,680)
Class S2
6/30/2014	62,701	—	1,034	(16,430)	47,305	659,454	—	10,833	(172,870)	497,417
12/31/2013	162,173	—	2,256	(33,368)	131,061	1,712,435	—	23,938	(351,917)	1,384,456

NOTE 11 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the United States Treasury; United States government or any agency, instrumentality or authority of the United States government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio. The following is a summary of the Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2014:

51

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

Australia Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
ABN Amro Bank N.V.	$80,990	$(80,990)	$—
Barclays Capital Inc.	149,710	(149,710)	—
Citigroup Global Markets	28,650	(28,650)	—
Credit Suisse Securities	298,571	(298,571)	—
Goldman Sachs & Company	1,233,434	(1,233,434)	—
HSBC Bank PLC	118,660	(118,660)	—
Macquarie Bank Ltd.	227,640	(227,640)	—
Merrill Lynch International	192,560	(192,560)	—
Morgan Stanley & Co. LLC	448,911	(448,911)	—
Nomura Securities International, Inc.	5,038	(5,038)	—
SG Americas Securities, LLC	59,004	(59,004)	—
Societe Generale	521,938	(521,938)	—
UBS AG	627,357	(627,357)	—
Total	$3,992,463	$(3,992,463)	$—

(1)	Collateral with a fair value of $4,229,687 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Euro STOXX 50 Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets	$439,949	$(439,949)	$—
Goldman Sachs & Company	1,825,991	(1,825,991)	—
UBS AG	2,283,965	(2,283,965)	—
Total	$4,549,905	$(4,549,905)	$—

(1)	Collateral with a fair value of $4,798,710 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

International Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
ABN Amro Bank N.V.	$2,062,084	$(2,062,084)	$—
Citigroup Global Markets	12,566,461	(12,566,461)	—
Commerzbank AG	1,755,558	(1,755,558)	—
Credit Suisse Securities	2,084,283	(2,084,283)	—
Deutsche Bank AG	392,211	(392,211)	—
Deutsche Bank Securities	642,451	(642,451)	—
Goldman Sachs & Company	6,125,939	(6,125,939)	—
Goldman Sachs International	69,817	(69,817)	—
JPMorgan Securities, PLC	442,378	(442,378)	—
Maple Securities USA Inc.	1,209,220	(1,209,220)	—
Merrill Lynch International	846,128	(846,128)	—
Merrill Lynch, Pierce, Fenner & Smith, Inc.	827,773	(827,773)	—
Morgan Stanley & Co. LLC	1,545,821	(1,545,821)	—
Nomura International PLC	250,558	(250,558)	—
Nomura Securities International, Inc.	93,000	(93,000)	—
Scotia Capital	297,329	(297,329)	—
SG Americas Securities, LLC	1,221,790	(1,221,790)	$—
UBS AG	144,413	(144,413)	—
Total	$32,577,214	$(32,577,214)	$—

(1)	Collateral with a fair value of $36,533,855 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Japan TOPIX Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
ABN Amro Bank N.V.	$330,772	$(330,772)	$—
Barclays Capital Inc.	73,993	(73,993)	—
BNP Prime Brokerage	60,556	(60,556)	—
Citigroup Global Markets	85,573	(85,573)	—
Credit Suisse Securities	754,512	(754,512)	—
Deutsche Bank AG	347,116	(347,116)	—
Deutsche Bank Securities	882,801	(882,801)	—
Goldman Sachs & Company	1,605,655	(1,605,655)	—
Merrill Lynch International	27,995	(27,995)	—
Morgan Stanley & Co. LLC	1,286,519	(1,286,519)	—
Nomura International PLC	472,683	(472,683)	—
Nomura Securities International	16,602	(16,602)	—
Societe Generale	66,086	(66,086)	—
Total	$6,010,863	$(6,010,863)	$—

(1)	Collateral with a fair value of $6,333,518 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Mid Cap Growth Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Prime Brokerage	$71,768	$(71,768)	$—
Deutsche Bank Securities	131,451	(131,451)	—
Goldman Sachs & Company	874,453	(874,453)	—
JPMorgan Clearing Corp.	1,337,459	(1,337,459)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	4,536	(4,536)	—
Morgan Stanley & Co. LLC	3,202,636	(3,202,636)	—
Scotia Capital (USA) Inc.	837,598	(837,598)	—
SG Americas Securities, LLC	201,838	(201,838)	—
UBS Securities LLC	779,066	(779,066)	—
Total	$7,440,805	$(7,440,805)	$—

(1)	Collateral with a fair value of $7,608,569 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

52

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

Russell™ Mid Cap Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$830,706	$(830,706)	$—
BNP PrimeBrokerage	233,520	(233,520)	—
Citigroup Global Markets	129,403	(129,403)	—
Deutsche Bank Securities	2,049,597	(2,049,597)	—
Goldman Sachs & Company	4,856,609	(4,856,609)	—
HSBC Bank PLC	58,057	(58,057)	—
JPMorgan Clearing Corp.	4,994,457	(4,994,457)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	1,171,401	(1,171,401)	—
Morgan Stanley & Co. LLC	13,152,500	(13,152,500)	—
National Financial Services LLC	1,184,510	(1,184,510)	—
Scotia Capital	3,431,882	(3,431,882)	—
SG Americas Security LLC	457,656	(457,656)	—
Total	$32,550,298	$(32,550,298)	$—

(1)	Collateral with a fair value of $33,319,024 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Russell™ Small Cap Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$2,149,476	$(2,149,476)	$—
BMO Capital Markets	96,516	(96,516)	—
BNP PrimeBrokerage	1,577,262	(1,577,262)	—
Citadel Securities LLC	822,096	(822,096)	—
Citigroup Global Markets	2,871,933	(2,871,933)	—
Commerz Bank LLC	967,331	(967,331)	—
Deutsche Bank Securities	7,781,838	(7,781,838)	—
Goldman Sachs & Company	7,808,667	(7,808,667)	—
HSBC Bank PLC	1,175,163	(1,175,163)	—
Janney Montgomery Scott	100,316	(100,316)	—
JPMorgan Clearing Corp.	12,674,475	(12,674,475)	—
Merrill Lynch, Pierce, Fenner & Smith Inc.	2,391,919	(2,391,919)	—
Morgan Stanley & Co. LLC	15,783,423	(15,783,423)	—
National Financial Services LLC	2,300,061	(2,300,061)	—
Scotia Capital	72,685	(72,685)	—
SG Americas Security LLC	1,749,682	(1,749,682)	—
Total	$60,322,843	$(60,322,843)	$—

(1)	Collateral with a fair value of $62,222,655 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

U.S Bond Index
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$2,248,858	$(2,248,858)	$—
Citigroup Global Markets	399,461	(399,461)	—
Credit Suisse Securities (USA) LLC	781,826	(781,826)	—
Deutsche Bank Securities	3,284,090	(3,284,090)	—
Goldman Sachs & Company	1,333,297	(1,333,297)	—

U.S Bond Index (continued)
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Merrill Lynch, Pierce, Fenner & Smith Inc.	$536,757	$(536,757)	$—
Morgan Stanley & Co. LLC	498,486	(498,486)	—
Scotia Capital	2,325,981	(2,325,981)	—
UBS Securities LLC	265,483	(265,483)	—
Wells Fargo Securities LLC	308,791	(308,791)	—
Total	$11,983,030	$(11,983,030)	$—

(1)	Collateral with a fair value of $12,266,110 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by each Portfolio and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

Foreign Securities (Australia Index, Emerging Markets Index, Euro STOXX 50® Index, FTSE 100® Index, Hang Seng Index, International Index, and Japan TOPIX Index). Investments in foreign (non-U.S.) securities may entail risks not present in domestic investments. Since securities in which the Portfolios may invest are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolios. Foreign investments may also subject the Portfolios to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as changes vis-a-vis the U.S. dollar from movements in currency, and changes in security value and interest rate, all of which could affect the market and/or credit risk of the Portfolios’ investments.

Emerging Markets Investments (Emerging Markets Index, Hang Seng Index, and International Index). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries.

53

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 12 — CONCENTRATION OF INVESTMENT RISKS (continued)

Non-Diversified (Australia Index, Emerging Markets Index, FTSE 100® Index and Hang Seng Index). The Portfolios are classified as non-diversified investment companies under the 1940 Act, which means that each Portfolio is not limited by the 1940 Act in the proportion of assets that they may invest in the obligations of a single issuer. Declines in the value of that single company can significantly impact the value of a Portfolio. The investment of a large percentage of a Portfolio’s assets in the securities of a small number of issuers may cause a Portfolio’s share price to fluctuate more than that of a diversified investment company. Conversely, even though classified as non-diversified, a Portfolio may actually maintain a portfolio that is diversified with a large number of issuers. In such an event, a Portfolio would benefit less from appreciation in a single corporate issuer than if it had greater exposure to that issuer.

Investment by Funds-of-Funds (Australia Index, Emerging Markets Index, Euro STOXX 50® Index, FTSE 100® Index, Hang Seng Index, Japan TOPIX Index, Russell™ Mid Cap Index, Russell™ Mid Cap Growth Index, Russell™ Small Cap Index and U.S. Bond Index). As an underlying fund (“Underlying Fund”) of a fund-of-fund, shares of each Portfolio may be purchased by other investment companies. In some cases, an Underlying Fund may experience large inflows or redemptions due to allocations or rebalancings. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. The Investment Adviser will monitor transactions by each Underlying Fund and will attempt to minimize any adverse effects of the Underlying Funds and the fund-of-fund as a result of these transactions. So long as an Underlying Fund accepts investments by other investment companies, it will not purchase securities of other investment companies, except to the extent permitted by the 1940 Act or under the terms of an exemptive order granted by the SEC.

NOTE 13 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), paydown gains, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2014		Year Ended December 31, 2013
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Australia Index	$7,992,667	$—	$10,345,331	$—
Emerging Markets Index	8,397,648	—	3,055,303	446,529
Euro STOXX 50® Index	17,845,504	—	22,891,576	—
FTSE 100 Index®	17,437,022	33,143,805	22,485,519	8,897,316
Hang Seng Index	3,015,673	—	5,320,535	—
International Index	13,338,986	—	10,785,560	—
Japan TOPIX Index	8,379,694	25,422,738	8,563,129	1,426,609
Russell™ Large Cap Growth Index	5,779,713	—	5,796,870	—
Russell™ Large Cap Index	11,270,024	—	10,014,287	—
Russell™ Large Cap Value Index	2,594,595	2,735,651	2,135,062	958,814
Russell™ Mid Cap Growth Index	1,239,371	—	2,301,530	—
Russell™ Mid Cap Index	35,543,703	60,202,055	35,714,984	50,122,911
Russell™ Small Cap Index	17,246,489	51,632,343	12,737,750	30,924,634
U.S. Bond Index	20,847,676	—	89,404,861	33,655,601

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2013 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated

54

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 13 — FEDERAL INCOME TAXES (continued)

capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

				Capital Loss Carryforwards
	Undistributed Ordinary Income	Undistributed Long-Term Gain/Loss	Unrealized Appreciation/ (Depreciation)	Amount	Character	Expiration
Australia Index	$7,992,317	$—	$4,141,760	$(3,446,365)	LT	None
Emerging Markets Index	8,394,068	—	(11,888,884)	(4,380,346)	ST	None
Euro STOXX 50® Index	17,844,708	—	125,156,484	(805,470)	ST	2018
				(45,024,863)	LT	None
				$(45,830,333)
FTSE 100 Index®	17,435,005	33,142,535	121,803,253	—	—	—
Hang Seng Index	3,015,620	—	19,759,312	(348,360)	ST	2016
				(211,429)	ST	2017
				(1,897,933)	ST	None
				(754,740)	LT	None
				$(3,212,462)
International Index	13,338,418	—	165,992,209	(48,436,202)	ST	2015
				(14,301,357)	ST	2016
				(91,978,946)	ST	2017
				(1,826,920)	ST	2018
				$(156,543,425)*
Japan TOPIX Index	8,378,002	25,419,661	51,382,690	—	—	—
Russell™ Large Cap Growth Index	5,779,361	—	221,350,886	(13,255,297)	ST	2015
				(143,769,582)	ST	2016
				$(157,024,879)
Russell™ Large Cap Index	11,267,120	—	393,194,844	(17,688,641)	ST	2015
				(65,341,389)	ST	2016
				(125,559,316)	ST	2017
				(8,688,924)	ST	2018
				$(217,278,270)*
Russell™ Large Cap Value Index	2,594,317	2,735,245	54,106,246	(6,204,057)	ST	2015
				(3,099,362)	ST	2016
				$(9,303,419)*
Russell™ Mid Cap Growth Index	1,224,563	—	145,965,107	(102,595,032)	ST	2016
Russell™ Mid Cap Index	35,480,815	60,201,159	987,639,842	—	—	—
Russell™ Small Cap Index	17,320,359	51,631,106	399,953,426	—	—	—
U.S. Bond Index	1,470,220	—	1,980,718	(29,963,775)	ST	None
				(2,444,311)	LT	None
				$(32,408,086)

*	Utilization of these capital losses is subject to annual limitations under Section 382 of the Internal Revenue Code. Amounts and years of expiration may be adjusted to reflect future gain/loss activity to comply with the limitation rules.

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2009.

As of June 30, 2014, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 14 — RESTRUCTURING PLAN

In October 2009, ING Groep N.V. (“ING Groep”) submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc., before the end of 2013. In November 2012, the Restructuring Plan was

55

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 14 — RESTRUCTURING PLAN (continued)

amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of Voya Financial, Inc. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

In May 2013, Voya Financial, Inc. conducted an initial public offering of Voya Financial, Inc. common stock (the “IPO”). In October 2013, ING Groep divested additional shares in a secondary offering of common stock of Voya Financial, Inc. In March 2014, ING Groep divested additional shares, reducing its ownership interest in Voya Financial, Inc. below 50%. Voya Financial, Inc. did not receive any proceeds from these offerings.

ING Groep has stated that it intends to sell its remaining interest in Voya Financial, Inc. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep’s remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep’s divestment of its remaining interest in Voya Financial, Inc. may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Investment Adviser and sub-adviser provide services to the Portfolios. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements for the Portfolios, as applicable, in connection with the IPO. Shareholders of each Portfolio approved the new investment advisory and sub-advisory agreements prompted by the IPO, as well as any future advisory and sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. This means that shareholders may not have another opportunity to vote on a new agreement with the Investment Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of Voya Financial, Inc. and its subsidiaries, including the Investment Adviser and affiliated entities that provide services to the Portfolios, and may cause, among other things, interruption of business operations or services, diversion of management’s attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Investment Adviser’s loss of access to the resources of ING Groep, which could adversely affect its business. Since a portion of the shares of Voya Financial, Inc., as a standalone entity, are publicly held, it is subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The Separation Plan may be implemented in phases. During the time that ING Groep retains a significant interest in Voya Financial, Inc., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect Voya Financial, Inc. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between Voya Financial, Inc. and ING Groep, and could adversely affect Voya Financial, Inc. and the Investment Adviser and its affiliates. Currently, the Investment Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Portfolios and their operations.

NOTE 15 — REORGANIZATIONS

On March 14, 2014, International Index (“Acquiring Portfolio”) acquired all of the net assets of ING American Funds International Portfolio (“Acquired Portfolio”), an open-end investment company, in a tax-free reorganization in exchange for shares of the Acquiring Portfolio, pursuant to a plan of reorganization approved by the shareholders of the Acquired Portfolio on February 27, 2014. The purposes of the transaction were to combine two portfolios with comparable portfolio holdings and management and to lower the net expense ratio for shareholders of the Acquired Portfolio. For financial reporting purposes, assets received and shares issued by the Acquiring Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Portfolio were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

56

NOTES TO FINANCIAL STATEMENTS as of June 30, 2014 (Unaudited) (continued)

NOTE 15 — REORGANIZATIONS (continued)

Assuming the acquisition had been completed on January 1, 2014, the beginning of the annual reporting period of the Acquiring Portfolio, the Acquiring Portfolio’s pro forma results of operations for the period ended June 30, 2014, are as follows:

Net investment income	$29,754,662
Net realized and unrealized loss on investments	$(1,920,978)
Net increase in net assets resulting from operations	$27,833,684

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Portfolio that have been included in the Acquiring Portfolio’s statement of operations since March 14, 2014. Net assets and unrealized appreciation or depreciation as of the reorganization date were as follows:

Total Net Assets of Acquired Portfolio (000s)	Total Net Assets of Acquiring Portfolio (000s)	Acquired Portfolio’s Capital Loss Carry forwards (000s)	Acquired Portfolio’s Unrealized Depreciation (000s)	Portfolios’ Conversion Ratio
$1,058,745	$624,495	$—	$(32,588)	1.8740

The net assets of the Acquiring Portfolio after the acquisition were $1,683,240,361.

NOTE 16 — SUBSEQUENT EVENTS

Dividends: Subsequent to June 30, 2014, the following Portfolio declared dividends from net investment income:

	Per Share Amount	Payable Date	Record Date
U.S. Bond Index
Class ADV	$0.0406	July 2, 2014	June 30, 2014
Class I	$0.0536	July 2, 2014	June 30, 2014
Class S	$0.0471	July 2, 2014	June 30, 2014
Class S2	$0.0431	July 2, 2014	June 30, 2014

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

57

Voya Australia Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Sector Diversification
as of June 30, 2014
(as a percentage of net assets)

Financials	44.8%
Materials	16.4%
Consumer Staples	7.8%
Industrials	6.8%
Energy	6.2%
Telecommunication Services	5.1%
Health Care	4.4%
Consumer Discretionary	3.9%
Utilities	1.7%
Information Technology	0.7%
Assets in Excess of Other Liabilities*	2.2%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.8%
		Consumer Discretionary: 3.9%
61,059		Crown Ltd.	$870,304	0.4
226,123		Tattersall’s Ltd.	697,165	0.4
2,187,080		Other Securities(a)	6,464,275	3.1
			8,031,744	3.9

		Consumer Staples: 7.8%
85,154		Coca-Cola Amatil Ltd.	760,338	0.4
184,376		Wesfarmers Ltd.	7,275,749	3.5
202,707		Woolworths Ltd.	6,731,205	3.2
597,239		Other Securities(a)	1,433,150	0.7
			16,200,442	7.8

		Energy: 6.2%
188,553		Oil Search Ltd.	1,720,450	0.8
177,523		Origin Energy Ltd.	2,446,904	1.2
157,229		Santos Ltd.	2,115,143	1.0
114,224		Woodside Petroleum Ltd.	4,428,631	2.1
1,155,493		Other Securities(a)	2,196,811	1.1
			12,907,939	6.2

		Financials: 44.8%
474,283		AMP Ltd.	2,370,873	1.1
31,205		ASX Ltd.	1,049,097	0.5
442,362		Australia & New Zealand Banking Group Ltd.	13,909,876	6.7
69,055		Bendigo Bank Ltd.	794,473	0.4
398,799		CFS Retail Property Trust	766,903	0.4

COMMON STOCK: (continued)
		Financials: (continued)
72,917	@, X	Chapter HA Units Contingent	$—	—
261,364		Commonwealth Bank of Australia	19,933,774	9.6
875,842		Dexus Property Group	916,677	0.4
247,903		Goodman Group	1,180,265	0.6
273,224		GPT Group	989,502	0.5
377,480		Insurance Australia Group	2,079,145	1.0
85,494		Lend Lease Corp., Ltd.	1,056,919	0.5
51,863		Macquarie Group Ltd.	2,917,494	1.4
588,719		Mirvac Group	990,709	0.5
379,437		National Australia Bank Ltd.	11,727,946	5.6
201,297		QBE Insurance Group Ltd.	2,061,744	1.0
827,353	@	Scentre Group	2,496,491	1.2
371,698		Stockland	1,359,473	0.7
207,406		Suncorp Group Ltd	2,648,553	1.3
308,165		Westfield Corp.	2,077,680	1.0
501,193		Westpac Banking Corp.	16,031,250	7.7
1,564,039		Other Securities(a)	5,512,181	2.7
			92,871,025	44.8

		Health Care: 4.4%
77,203		CSL Ltd.	4,846,273	2.3
20,784		Ramsay Health Care Ltd.	892,697	0.4
63,846		Sonic Healthcare Ltd.	1,044,406	0.5
470,388		Other Securities(a)	2,438,721	1.2
			9,222,097	4.4

		Industrials: 6.8%
157,234		Asciano Group	835,455	0.4
346,883		Aurizon Holdings Ltd.	1,628,891	0.8
250,273		Brambles Ltd.	2,168,339	1.1
14,157	X	Forge Group Ltd.	—	—
54,343		Seek Ltd.	812,652	0.4
353,745		Sydney Airport	1,407,495	0.7
305,706		Transurban Group	2,130,299	1.0
231,429	@, X	Virgin Australia Holdings Ltd.	—	—
1,680,170		Other Securities(a)	5,048,533	2.4
			14,031,664	6.8

		Information Technology: 0.7%
82,086		Computershare Ltd.	966,166	0.5
54,023		Other Securities	495,081	0.2
			1,461,247	0.7

		Materials: 16.4%
194,523		Amcor Ltd.	1,913,243	0.9
517,335		BHP Billiton Ltd.	17,643,563	8.5
274,266		Fortescue Metals Group Ltd.	1,132,761	0.6
262,559		Incitec Pivot Ltd.	717,825	0.3

See Accompanying Notes to Financial Statements

58

Voya Australia Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Materials: (continued)
71,477		James Hardie Industries SE	$932,480	0.5
123,054	@	Newcrest Mining Ltd.	1,235,912	0.6
59,357		Orica Ltd.	1,090,176	0.5
70,247		Rio Tinto Ltd.	3,940,860	1.9
2,690,705		Other Securities(a)	5,312,170	2.6
			33,918,990	16.4

		Telecommunication Services: 5.1%
2,005,879		Telstra Corp., Ltd.	9,854,435	4.8
160,136		Other Securities(a)	719,733	0.3
			10,574,168	5.1

		Utilities: 1.7%
89,342		AGL Energy Ltd.	1,305,020	0.6
134,727		APA Group	876,244	0.4
809,566		Other Securities	1,319,708	0.7
			3,500,972	1.7

		Total Common Stock
		(Cost $184,043,407)	202,720,288	97.8

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.7%
		Securities Lending Collateralcc(1): 2.0%
1,004,561		Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $1,004,565, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $1,024,652, due 07/15/14–04/20/64)	1,004,561	0.5
216,004		Credit Suisse Securities, Repurchase Agreement dated 06/30/14, 0.06%, due 07/01/14 (Repurchase Amount $216,004, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $220,326, due 08/15/14–11/15/43)	216,004	0.1

SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateralcc(1): (continued)
1,004,561		HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $1,004,563, collateralized by various U.S. Government Securities, 0.000%–6.375%, Market Value plus accrued interest $1,024,655, due 07/10/14–08/15/42)	$1,004,561	0.5
1,000,000		Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Securities, 0.750%–6.125%, Market Value plus accrued interest $1,020,000, due 12/31/17–04/15/28)	1,000,000	0.4
1,004,561		Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,004,564, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $1,024,652, due 07/01/14–07/15/56)	1,004,561	0.5
			4,229,687	2.0

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.7%
1,433,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
		(Cost $1,433,000)	1,433,000	0.7

		Total Short-Term Investments
		(Cost $5,662,687)	5,662,687	2.7

		Total Investments in Securities (Cost $189,706,094)	$208,382,975	100.5
		Liabilities in Excess of Other Assets	(980,231)	(0.5)
		Net Assets	$207,402,744	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

See Accompanying Notes to Financial Statements

59

Voya Australia Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2014.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

X	Fair value determined by Voya funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $192,768,967.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$34,316,847
Gross Unrealized Depreciation	(18,702,839)
Net Unrealized Appreciation	$15,614,008

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$8,031,744	$—	$8,031,744
Consumer Staples	429,934	15,770,508	—	16,200,442
Energy	—	12,907,939	—	12,907,939
Financials	4,574,171	88,296,854	—	92,871,025
Health Care	—	9,222,097	—	9,222,097
Industrials	—	14,031,664	—	14,031,664
Information Technology	—	1,461,247	—	1,461,247
Materials	—	33,918,990	—	33,918,990
Telecommunication Services	—	10,574,168	—	10,574,168
Utilities	—	3,500,972	—	3,500,972
Total Common Stock	5,004,105	197,716,183	—	202,720,288
Short-Term Investments	1,433,000	4,229,687	—	5,662,687
Total Investments, at fair value	$6,437,105	$201,945,870	$—	$208,382,975
Other Financial Instruments+
Forward Foreign Currency Contracts	—	13,924	—	13,924
Futures	2,717	—	—	2,717
Total Assets	$6,439,822	$201,959,794	$—	$208,399,616
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(4,442)	$—	$(4,442)
Total Liabilities	$—	$(4,442)	$—	$(4,442)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2014, the following forward foreign currency contracts were outstanding for the Voya Australia Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Bank of America	Australian Dollar	4,000,000	Buy	09/17/14	$3,736,864	$3,750,788	$13,924
							$13,924

See Accompanying Notes to Financial Statements

60

Voya Australia Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman & Co.	Australian Dollar	650,000	Sell	09/17/14	$609,224	$609,504	$(280)
Brown Brothers Harriman & Co.	Australian Dollar	400,000	Sell	09/17/14	372,868	375,078	(2,210)
JPMorgan Chase & Co.	Australian Dollar	600,000	Sell	09/17/14	560,666	562,618	(1,952)
							$(4,442)

Voya Australia Index Portfolio Open Futures Contracts on June 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
ASX SPI 200® Index	34	09/18/14	$4,291,278	$2,717
			$4,291,278	$2,717

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$13,924
Equity contracts	Net Assets — Unrealized appreciation*	2,717
Total Asset Derivatives		$16,641
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$4,442
Total Liability Derivatives		$4,442

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2014 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$307,921	$—	$307,921
Equity contracts	—	128,454	128,454
Total	$307,921	$128,454	$436,375

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$14,881	$—	$14,881
Equity contracts	—	(112,685)	(112,685)
Total	$14,881	$(112,685)	$(97,804)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

61

Voya Australia Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2014:

	Bank of America	Brown Brothers Harriman & Co.	JPMorgan Chase & Co.	Totals
Assets:
Forward foreign currency contracts	$13,924	$—	$—	$13,924
Total Assets	$13,924	$—	$—	$13,924

Liabilities:
Forward foreign currency contracts	$—	$2,490	$1,952	$4,442
Total Liabilities	$—	$2,490	$1,952	$4,442

Net OTC derivative instruments by counterparty, at fair value	$13,924	$(2,490)	$(1,952)	9,482

Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—

Net Exposure(1)	$13,924	$(2,490)	$(1,952)	$9,482

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

62

Voya Emerging Markets Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Sector Diversification
as of June 30, 2014
(as a percentage of net assets)

Financials	26.5%
Information Technology	17.0%
Energy	10.7%
Consumer Discretionary	8.9%
Materials	8.7%
Consumer Staples	8.1%
Telecommunication Services	6.9%
Industrials	6.4%
Utilities	3.4%
Health Care	1.8%
Assets in Excess of Other Liabilities*	1.6%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 96.6%
		Consumer Discretionary: 8.8%
205,200		Grupo Televisa S.A.	$1,407,700	0.2
33,457		Grupo Televisa SAB ADR	1,147,910	0.2
9,793		Hyundai Mobis	2,750,296	0.5
25,195		Hyundai Motor Co.	5,455,924	0.9
5,386		Hyundai Motor Co. — Series 2	851,911	0.1
38,014		Kia Motors Corp.	2,126,708	0.4
55,709		Naspers Ltd.	6,559,341	1.1
14,261,351		Other Securities	31,389,477	5.4
			51,689,267	8.8

		Consumer Staples: 8.1%
225,093	@	AMBEV SA ADR	1,584,655	0.3
441,800		AMBEV SA	3,127,292	0.5
53,200		BRF — Brasil Foods SA	1,290,813	0.2
42,096		BRF SA ADR	1,023,354	0.2
37,275		Magnit OJSC GDR	2,196,853	0.4
764,600		Wal-Mart de Mexico SA de CV	2,049,778	0.3
9,882,617		Other Securities	36,226,439	6.2
			47,499,184	8.1

		Energy: 10.2%
3,633,600		China Petroleum & Chemical Corp.	3,454,618	0.6
2,527,000		CNOOC Ltd.	4,542,702	0.8
1,340,049	@	Gazprom OAO	7,512,575	1.3
72,972	@	Lukoil OAO	4,361,866	0.8

COMMON STOCK: (continued)
		Energy: (continued)
3,000,000		PetroChina Co., Ltd.	$3,773,931	0.6
124,024		Petroleo Brasileiro SA ADR	1,939,735	0.3
423,000		Petroleo Brasileiro SA	3,101,426	0.5
94,452	#	Reliance Industries Ltd. GDR	3,171,417	0.5
77,899		Sasol Ltd.	4,627,505	0.8
10,653,227		Other Securities	23,283,017	4.0
			59,768,792	10.2

		Financials: 25.7%
124,354		Banco Bradesco SA ADR	1,805,620	0.3
11,325,000		Bank of China Ltd.	5,070,362	0.9
10,215,000		China Construction Bank	7,725,111	1.3
1,067,000		China Life Insurance Co., Ltd. (HKD)	2,791,612	0.5
346,160		China Life Insurance Co., Ltd. (TWD)	319,403	0.1
356,300		Grupo Financiero Banorte	2,548,080	0.4
213,967		Housing Development Finance Corp.	3,532,597	0.6
10,463,000		Industrial and Commercial Bank of China Ltd.	6,616,122	1.1
164,309		Itau Unibanco Holding S.A. ADR	2,362,763	0.4
228,030		Itau Unibanco Holding S.A.	3,282,930	0.6
650,200		Malayan Banking BHD	1,990,972	0.3
285,000		Ping An Insurance Group Co. of China Ltd.	2,206,479	0.4
358,900		Public Bank BHD	2,188,602	0.4
810,028	@	Sberbank	2,016,890	0.3
190,102		Sberbank of Russia ADR	1,925,733	0.3
61,443		Shinhan Financial Group Co., Ltd.	2,834,752	0.5
173,199		Standard Bank Group Ltd.	2,361,884	0.4
832,116,335		Other Securities	99,333,346	16.9
			150,913,258	25.7

		Health Care: 1.8%
6,640,667		Other Securities	10,411,129	1.8

		Industrials: 6.4%
13,709,601		Other Securities	37,307,421	6.4

		Information Technology: 17.0%
102,300		Cielo SA	2,108,968	0.4
267,000		Delta Electronics, Inc.	1,944,600	0.3
1,598,810		Hon Hai Precision Industry Co., Ltd.	5,360,115	0.9
80,328	@	SK Hynix, Inc.	3,857,179	0.6
66,126		Infosys Ltd. ADR	3,555,595	0.6
202,820		MediaTek, Inc.	3,430,759	0.6
3,974		NAVER Corp.	3,274,436	0.5
18,430		Samsung Electronics Co., Ltd.	23,316,941	4.0
3,475,000		Taiwan Semiconductor Manufacturing Co., Ltd.	14,704,621	2.5

See Accompanying Notes to Financial Statements

63

Voya Emerging Markets Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
67,792		Tata Consultancy Services Ltd.	$2,735,118	0.5
722,800		Tencent Holdings Ltd.	10,995,991	1.9
14,495,487		Other Securities	24,502,399	4.2
			99,786,722	17.0

		Materials: 8.5%
1,703,184	@	Cemex SA de CV	2,254,108	0.4
6,683		LG Chem Ltd.	1,954,428	0.3
9,426		POSCO	2,816,728	0.5
118,094		Vale SA ADR	1,405,319	0.2
339,300		Vale SA	4,284,671	0.7
13,272,252		Other Securities	37,458,694	6.4
			50,173,948	8.5

		Telecommunication Services: 6.9%
109,454		America Movil S.A.B de CV ADR	2,271,170	0.4
2,657,400		America Movil SAB de CV	2,761,148	0.5
857,500		China Mobile Ltd.	8,328,676	1.4
237,885		MTN Group Ltd.	5,010,764	0.8
16,114,439		Other Securities	22,071,617	3.8
			40,443,375	6.9

		Utilities: 3.2%
30,169,107		Other Securities	18,616,811	3.2

		Total Common Stock (Cost $545,983,242)	566,609,907	96.6

PREFERRED STOCK: 1.8%
		Consumer Discretionary: 0.1%
71,650		Other Securities	456,589	0.1

		Energy: 0.5%
345,700		Petroleo Brasileiro SA	2,705,206	0.5

		Financials: 0.8%
175,500		Banco Bradesco SA	2,549,695	0.4
112,434	@	Sberbank of Russia	228,549	0.0
486,785		Other Securities	2,172,571	0.4
			4,950,815	0.8

		Materials: 0.2%
194,153		Other Securities	1,131,254	0.2

PREFERRED STOCK: (continued)
		Utilities: 0.2%
133,459		Other Securities	$1,102,330	0.2

		Total Preferred Stock (Cost $11,423,908)	10,346,194	1.8

RIGHTS: 0.0%
		Financials: 0.0%
4,272		Other Securities	5,500	0.0

		Materials: 0.0%
9,537		Other Securities	2,069	0.0

		Total Rights (Cost $—)	7,569	0.0

		Total Long-Term Investments (Cost $557,407,150)	576,963,670	98.4

SHORT-TERM INVESTMENTS: 1.0%
		Mutual Funds: 1.0%
6,061,000		BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $6,061,000)	6,061,000	1.0

		Total Short-Term Investments (Cost $6,061,000)	6,061,000	1.0

		Total Investments in Securities (Cost $563,468,150)	$583,024,670	99.4
		Assets in Excess of Other Liabilities	3,262,410	0.6
		Net Assets	$586,287,080	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

††	Rate shown is the 7-day yield as of June 30, 2014.

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

@	Non-income producing security

ADR American Depositary Receipt

GDR Global Depositary Receipt

Cost for federal income tax purposes is $569,156,572.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$58,887,793
Gross Unrealized Depreciation	(45,019,695)
Net Unrealized Appreciation	$13,868,098

See Accompanying Notes to Financial Statements

64

Voya Emerging Markets Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$9,863,409	$41,825,858	$—	$51,689,267
Consumer Staples	23,893,611	23,605,573	—	47,499,184
Energy	12,311,941	47,456,851	—	59,768,792
Financials	31,074,597	119,838,661	—	150,913,258
Health Care	1,764,200	8,646,929	—	10,411,129
Industrials	7,854,301	29,453,120	—	37,307,421
Information Technology	6,963,339	92,823,383	—	99,786,722
Materials	17,641,768	32,036,946	495,234	50,173,948
Telecommunication Services	11,386,031	29,057,344	—	40,443,375
Utilities	5,185,956	13,430,855	—	18,616,811
Total Common Stock	127,939,153	438,175,520	495,234	566,609,907
Preferred Stock	10,117,645	228,549	—	10,346,194
Rights	—	7,569	—	7,569
Short-Term Investments	6,061,000	—	—	6,061,000
Total Investments, at fair value	$144,117,798	$438,411,638	$495,234	$583,024,670
Liabilities Table
Other Financial Instruments+
Futures	$(44,485)	$—	$—	$(44,485)
Total Liabilities	$(44,485)	$—	$—	$(44,485)

(1)	For the period ended June 30, 2014, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the end of the reporting period. At June 30, 2014, securities valued at $3,322,229 and $10,355,489 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy. At June 30, 2014, securities valued at $141,317 transfered from Level 3 to Level 1 due to observable inputs becoming available. At June 30, 2014, securities valued at $646,051 transferred from Level 2 to Level 3 due to signifcant unobservable inputs.

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

Voya Emerging Markets Index Portfolio Open Futures Contracts on June 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI Emerging Markets Index	206	09/19/14	$10,719,210	$(44,485)
			$10,719,210	$(44,485)

See Accompanying Notes to Financial Statements

65

Voya Emerging Markets Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Net Assets — Unrealized depreciation*	$44,485
Total Liabiity Derivatives		$44,485

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$364,620
Total	$364,620

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(445,800)
Total	$(445,800)

See Accompanying Notes to Financial Statements

66

Voya Euro STOXX 50® Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Sector Diversification
as of June 30, 2014
(as a percentage of net assets)

Financials	26.0%
Industrials	12.0%
Energy	9.7%
Health Care	9.6%
Consumer Staples	9.5%
Consumer Discretionary	9.2%
Telecommunication Services	6.6%
Utilities	6.5%
Materials	6.2%
Information Technology	3.9%
Assets in Excess of Other Liabilities*	0.8%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.8%
		Consumer Discretionary: 7.8%
59,888		Bayerische Motoren Werke AG	$7,583,603	1.5
183,107		DaimlerChrysler AG	17,104,869	3.3
39,495		Inditex S.A.	6,078,474	1.2
49,784		LVMH Moet Hennessy Louis Vuitton S.A.	9,606,763	1.8
			40,373,709	7.8

		Consumer Staples: 9.5%
142,231		Anheuser-Busch InBev Worldwide, Inc.	16,342,394	3.1
115,751		Carrefour S.A.	4,268,228	0.8
108,891		Groupe Danone	8,096,968	1.6
44,409		L’Oreal S.A.	7,646,303	1.5
293,062		Unilever NV	12,828,228	2.5
			49,182,121	9.5

		Energy: 9.7%
498,502		ENI S.p.A.	13,633,870	2.6
179,365		Repsol YPF S.A.	4,729,261	0.9
442,778		Total S.A.	32,034,859	6.2
			50,397,990	9.7

		Financials: 26.0%
84,272		Allianz AG	14,066,165	2.7
248,907		Assicurazioni Generali S.p.A.	5,451,192	1.1
384,946		AXA S.A.	9,197,645	1.8

COMMON STOCK: (continued)
		Financials: (continued)
2,194,215		Banco Santander Central Hispano S.A.	$22,927,933	4.4
1,096,761		Banco Bilbao Vizcaya Argentaria S.A.	13,978,685	2.7
209,555		BNP Paribas	14,241,102	2.7
242,688		Deutsche Bank AG	8,529,270	1.6
719,452	**, @	ING Groep NV	10,095,703	2.0
2,602,518		Intesa Sanpaolo S.p.A.	8,029,625	1.6
28,482		Muenchener Rueckversicherungs AG	6,307,293	1.2
148,787		Societe Generale	7,802,788	1.5
18,114		Unibail-Rodamco SE	5,271,364	1.0
1,022,130		UniCredit SpA	8,546,411	1.7
			134,445,176	26.0

		Health Care: 9.6%
154,058		Bayer AG	21,733,461	4.2
40,143		Essilor International SA	4,254,195	0.8
224,506		Sanofi	23,862,647	4.6
			49,850,303	9.6

		Industrials: 12.0%
90,788		Cie de Saint-Gobain	5,122,462	1.0
176,676		Deutsche Post AG	6,377,105	1.2
108,170		Airbus Group NV	7,252,584	1.4
174,719		Koninklijke Philips NV	5,545,287	1.1
107,898		Schneider Electric SE	10,174,072	2.0
154,970		Siemens AG	20,461,332	3.9
98,197		Vinci S.A.	7,341,088	1.4
			62,273,930	12.0

		Information Technology: 3.9%
71,510		ASML Holding NV	6,669,122	1.3
176,634		SAP AG	13,610,484	2.6
			20,279,606	3.9

		Materials: 6.2%
64,070		Air Liquide	8,657,707	1.7
171,230		BASF AG	19,918,098	3.8
137,724		CRH PLC—Dublin	3,528,119	0.7
			32,103,924	6.2

		Telecommunication Services: 6.6%
566,455		Deutsche Telekom AG	9,935,062	1.9
360,498		Orange SA	5,703,916	1.1
741,423		Telefonica S.A.	12,728,646	2.5
236,982		Vivendi	5,799,321	1.1
			34,166,945	6.6

		Utilities: 6.5%
372,780		E.ON AG	7,685,071	1.5
1,187,245	L	Enel S.p.A.	6,905,776	1.3
284,378		Gaz de France	7,835,058	1.5
986,140		Iberdrola S.A.	7,543,519	1.5

See Accompanying Notes to Financial Statements

67

Voya Euro STOXX 50® Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Utilities: (continued)
89,938	RWE AG	$3,857,274	0.7
		33,826,698	6.5

	Total Common Stock (Cost $346,053,318)	506,900,402	97.8

PREFERRED STOCK: 1.4%
	Consumer Discretionary: 1.4%
26,800	Volkswagen AG	7,019,367	1.4

	Total Preferred Stock (Cost $4,615,442)	7,019,367	1.4

RIGHTS: 0.0%
	Energy: 0.0%
158,468	Other Securities	107,844	0.0

	Total Rights (Cost $104,553)	107,844	0.0

	Total Long-Term Investments (Cost $350,773,313)	514,027,613	99.2

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 0.9%
	Securities Lending Collateralcc(1): 0.9%
1,139,716	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $1,139,720, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $1,162,510, due 07/15/14–04/20/64)	1,139,716	0.2
379,562	Credit Suisse Securities, Repurchase Agreement dated 06/30/14, 0.06%, due 07/01/14 (Repurchase Amount $379,563, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $387,156, due 08/15/14–11/15/43)	379,562	0.1

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
1,139,716	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $1,139,718, collateralized by various U.S. Government Securities, 0.000%–6.375%, Market Value plus accrued interest $1,162,514, due 07/10/14–08/15/42)	$1,139,716	0.2
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Securities, 0.750%–6.125%, Market Value plus accrued interest $1,020,000, due 12/31/17–04/15/28)	1,000,000	0.2
1,139,716	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,139,719, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $1,162,510, due 07/01/14–07/15/56)	1,139,716	0.2
		4,798,710	0.9

	Total Short-Term Investments (Cost $4,798,710)	4,798,710	0.9

	Total Investments in Securities (Cost $355,572,023)	$518,826,323	100.1
	Liabilities in Excess of Other Assets	(590,584)	(0.1)
	Net Assets	$518,235,739	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2014.

See Accompanying Notes to Financial Statements

68

Voya Euro STOXX 50® Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

**	Investment in affiliate

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $382,473,226.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$163,800,983
Gross Unrealized Depreciation	(27,447,886)
Net Unrealized Appreciation	$136,353,097

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$40,373,709	$—	$40,373,709
Consumer Staples	—	49,182,121	—	49,182,121
Energy	—	50,397,990	—	50,397,990
Financials	—	134,445,176	—	134,445,176
Health Care	—	49,850,303	—	49,850,303
Industrials	—	62,273,930	—	62,273,930
Information Technology	—	20,279,606	—	20,279,606
Materials	—	32,103,924	—	32,103,924
Telecommunication Services	—	34,166,945	—	34,166,945
Utilities	—	33,826,698	—	33,826,698
Total Common Stock	—	506,900,402	—	506,900,402
Preferred Stock	—	7,019,367	—	7,019,367
Rights	107,844	—	—	107,844
Short-Term Investments	—	4,798,710	—	4,798,710
Total Investments, at fair value	$107,844	$518,718,479	$—	$518,826,323
Other Financial Instruments+
Forward Foreign Currency Contracts	—	43,486	—	43,486
Total Assets	$107,844	$518,761,965	$—	$518,869,809
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(3,929)	$—	$(3,929)
Futures	(58,104)	—	—	(58,104)
Total Liabilities	$(58,104)	$(3,929)	$—	$(62,033)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2014, the following forward foreign currency contracts were outstanding for the Voya Euro STOXX 50® Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	EU Euro	1,170,000	Buy	09/17/14	$1,588,184	$1,602,554	$14,370
JPMorgan Chase & Co.	EU Euro	2,700,000	Buy	09/17/14	3,669,086	3,698,202	29,116
							$43,486

The Bank of New York	EU Euro	830,000	Sell	09/17/14	$1,132,926	$1,136,855	$(3,929)
							$(3,929)

See Accompanying Notes to Financial Statements

69

Voya Euro STOXX 50® Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

Voya Euro STOXX 50® Index Portfolio Open Futures Contracts on June 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Euro STOXX 50®	104	09/19/14	$4,602,602	$(58,104)
			$4,602,602	$(58,104)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2014, where the following issuer was considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 6/30/14	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
ING Groep NV	$10,688,135	$—	$(504,921)	$(87,511)	$10,095,703	—	$126,482	$—
	$10,688,135	$—	$(504,921)	$(87,511)	$10,095,703	$—	$126,482	$—

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$43,486
Total Asset Derivatives		$43,486

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$3,929
Equity contracts	Net Assets — Unrealized depreciation*	58,104
Total Liability Derivatives		$62,033

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2014 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$(12,558)	$—	$(12,558)
Equity contracts	—	699,012	699,012
Total	$(12,558)	$699,012	$686,454

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$46,978	$—	$46,978
Equity contracts	—	(330,819)	(330,819)
Total	$46,978	$(330,819)	$(283,841)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

70

Voya Euro STOXX 50® Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2014:

	Barlays Bank PLC	JPMorgan Chase & Co.	The Bank of New York	Totals
Assets:
Forward foreign currency contracts	$14,370	$29,116	$—	$43,486
Total Assets	$14,370	$29,116	$—	$43,486

Liabilities:
Forward foreign currency contracts	$—	$—	$3,929	$3,929
Total Liabilities	$—	$—	$3,929	$3,929

Net OTC derivative instruments by counterparty, at fair value	$14,370	$29,116	$(3,929)	39,557

Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—

Net Exposure(1)	$14,370	$29,116	$(3,929)	$39,557

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

71

Voya FTSE 100 Index® Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Sector Diversification
as of June 30, 2014
(as a percentage of net assets)

Financials	20.3%
Energy	17.4%
Consumer Staples	15.9%
Health Care	9.5%
Materials	9.3%
Consumer Discretionary	7.8%
Industrials	7.1%
Telecommunication Services	4.7%
Utilities	4.2%
Information Technology	0.9%
Assets in Excess of Other Liabilities	2.9%
Net Assets	100.0%

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.1%
		Consumer Discretionary: 7.8%
147,173		British Sky Broadcasting PLC	$2,276,910	0.5
275,241		Compass Group PLC	4,785,436	1.0
362,766		Kingfisher PLC	2,226,972	0.5
22,793		Next PLC	2,523,243	0.5
124,522		Pearson PLC	2,459,241	0.5
175,829		Reed Elsevier PLC	2,825,540	0.6
27,614		Whitbread PLC	2,083,205	0.5
203,557		WPP PLC	4,435,867	1.0
1,565,465		Other Securities	12,518,436	2.7
			36,134,850	7.8

		Consumer Staples: 15.9%
53,368		Associated British Foods PLC	2,783,262	0.6
289,385		British American Tobacco PLC	17,218,977	3.8
385,725		Diageo PLC	12,284,930	2.7
147,542		Imperial Tobacco Group PLC	6,637,594	1.4
98,796		Reckitt Benckiser PLC	8,614,488	1.9
144,776		SABMiller PLC	8,390,450	1.8
1,230,428		Tesco PLC	5,980,078	1.3
184,761		Unilever PLC	8,375,078	1.8
578,440		Other Securities	2,903,503	0.6
			73,188,360	15.9

COMMON STOCK: (continued)
		Energy: 17.4%
521,198		BG Group PLC	$10,997,939	2.4
2,826,291		BP PLC	24,887,975	5.4
602,767		Royal Dutch Shell PLC — Class A	24,907,855	5.4
375,597		Royal Dutch Shell PLC — Class B	16,323,402	3.6
138,419		Tullow Oil PLC	2,019,350	0.4
39,645		Other Securities	815,486	0.2
			79,952,007	17.4

		Financials: 20.3%
451,023		Aviva PLC	3,935,057	0.9
2,510,768		Barclays PLC	9,146,119	2.0
2,920,444		HSBC Holdings PLC	29,627,977	6.4
120,477		Land Securities Group PLC	2,134,781	0.5
897,649		Legal & General Group PLC	3,458,173	0.8
8,277,380	@	Lloyds TSB Group PLC	10,521,106	2.3
748,444		Old Mutual PLC	2,529,328	0.5
390,773		Prudential PLC	8,953,132	1.9
309,907		Standard Chartered PLC	6,334,493	1.4
366,106		Standard Life PLC	2,342,147	0.5
1,573,511		Other Securities	14,260,004	3.1
			93,242,317	20.3

		Health Care: 9.5%
193,260		AstraZeneca PLC	14,378,018	3.1
744,544		GlaxoSmithKline PLC	19,823,527	4.3
90,023		Shire PLC	7,061,645	1.6
137,318		Smith & Nephew PLC	2,430,239	0.5
			43,693,429	9.5

		Industrials: 7.1%
484,373		BAE Systems PLC	3,587,603	0.8
151,977		Experian Group Ltd.	2,567,663	0.6
311,797	@	International Consolidated Airlines Group SA	1,976,990	0.4
286,648		Rolls-Royce Holdings PLC	5,237,243	1.1
40,462		Wolseley PLC	2,216,541	0.5
1,032,445		Other Securities	16,961,983	3.7
			32,548,023	7.1

		Information Technology: 0.9%
213,897		ARM Holdings PLC	3,216,327	0.7
168,007		Other Securities	1,103,461	0.2
			4,319,788	0.9

		Materials: 9.3%
200,109	@	Anglo American PLC	4,904,321	1.1
323,450		BHP Billiton PLC	10,514,984	2.3
113,171		CRH PLC — London	2,901,200	0.6
1,472,999		Glencore PLC	8,208,569	1.8
191,067		Rio Tinto PLC	10,316,469	2.2
289,233		Other Securities	5,950,858	1.3
			42,796,401	9.3

See Accompanying Notes to Financial Statements

72

Voya FTSE 100 Index® Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Telecommunication Services: 4.7%
1,205,830	BT Group PLC	$7,923,547	1.7
4,068,463	Vodafone Group PLC	13,597,872	3.0
		21,521,419	4.7

	Utilities: 4.2%
778,564	Centrica PLC	4,160,333	0.9
571,210	National Grid PLC	8,223,560	1.8
149,306	Scottish & Southern Energy PLC	3,999,745	0.9
140,874	Other Securities	2,780,911	0.6
		19,164,549	4.2

	Total Common Stock (Cost $329,789,813)	446,561,143	97.1

	Assets in Excess of Other Liabilities	13,264,035	2.9
	Net Assets	$459,825,178	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

@	Non-income producing security

Cost for federal income tax purposes is $331,658,222.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$128,717,475
Gross Unrealized Depreciation	(13,814,554)
Net Unrealized Appreciation	$114,902,921

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$4,736,151	$31,398,699	$—	$36,134,850
Consumer Staples	—	73,188,360	—	73,188,360
Energy	—	79,952,007	—	79,952,007
Financials	1,250,803	91,991,514	—	93,242,317
Health Care	—	43,693,429	—	43,693,429
Industrials	—	32,548,023	—	32,548,023
Information Technology	—	4,319,788	—	4,319,788
Materials	—	42,796,401	—	42,796,401
Telecommunication Services	—	21,521,419	—	21,521,419
Utilities	—	19,164,549	—	19,164,549
Total Common Stock	5,986,954	440,574,189	—	446,561,143
Total Investments, at fair value	$5,986,954	$440,574,189	$—	$446,561,143
Other Financial Instruments+
Forward Foreign Currency Contracts	—	14,613	—	14,613
Total Assets	$5,986,954	$440,588,802	$—	$446,575,756
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(5,366)	$—	$(5,366)
Futures	(59,801)	—	—	(59,801)
Total Liabilities	$(59,801)	$(5,366)	$—	$(65,167)

(1)	For the period ended June 30, 2014, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the end of the reporting period. At June 30, 2014, securities valued at $1,625,770 and $2,459,241 were transferred from Level 1 to Level 2 and Level 2 to Level 1, respectively, within the fair value hierarchy.

See Accompanying Notes to Financial Statements

73

Voya FTSE 100 Index® Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2014, the following forward foreign currency contracts were outstanding for the Voya FTSE 100 Index® Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	British Pound	1,100,000	Buy	09/17/14	$1,866,723	$1,881,336	$14,613
							$14,613

JPMorgan Chase & Co.	British Pound	500,000	Sell	09/17/14	$849,786	$855,152	$(5,366)
							$(5,366)

Voya FTSE 100 Index® Portfolio Open Futures Contracts on June 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
FTSE 100 Index	120	09/19/14	$13,782,174	$(59,801)
			$13,782,174	$(59,801)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$14,613
Total Asset Derivatives		$14,613

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$5,366
Equity contracts	Net Assets — Unrealized depreciation*	59,801
Total Liability Derivatives		$65,167

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2014 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$94,839	$—	$94,839
Equity contracts	—	269,571	269,571
Total	$94,839	$269,571	$364,410

See Accompanying Notes to Financial Statements

74

Voya FTSE 100 Index® Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$(58,056)	$—	$(58,056)
Equity contracts	—	(291,601)	(291,601)
Total	$(58,056)	$(291,601)	$(349,657)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2014:

	Barlays Bank PLC	JPMorgan Chase & Co.	Totals
Assets:
Forward foreign currency contracts	$14,613	$—	$14,613
Total Assets	$14,613	$—	$14,613

Liabilities:
Forward foreign currency contracts	$—	$5,366	$5,366
Total Liabilities	$—	$5,366	$5,366

Net OTC derivative instruments by counterparty, at fair value	$14,613	$(5,366)	9,247

Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—

Net Exposure(1)	$14,613	$(5,366)	$9,247

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

75

Voya Hang Seng Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Sector Diversification
as of June 30, 2014
(as a percentage of net assets)

Financials	53.4%
Energy	9.7%
Information Technology	9.2%
Telecommunication Services	6.8%
Consumer Discretionary	5.0%
Utilities	4.7%
Industrials	4.5%
Consumer Staples	3.4%
Assets in Excess of Other Liabilities*	3.3%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares		Value	Percentage of Net Assets

COMMON STOCK: 96.7%
	Consumer Discretionary: 5.0%
543,000	Belle International Holdings	$602,565	0.5
272,000	Galaxy Entertainment Group Ltd.	2,173,954	1.8
683,028	Li & Fung Ltd.	1,011,701	0.9
282,400	Sands China Ltd.	2,131,467	1.8
		5,919,687	5.0

	Consumer Staples: 3.4%
160,000	China Mengniu Diary Co., Ltd.	739,615	0.6
141,286	China Resources Enterprise	392,106	0.3
93,500	Hengan International Group Co., Ltd.	984,609	0.8
228,000	Tingyi Cayman Islands Holding Corp.	638,759	0.6
849,000	Want Want China Holdings Ltd.	1,222,204	1.1
		3,977,293	3.4

	Energy: 9.7%
2,980,438	China Petroleum & Chemical Corp.	2,833,630	2.4
396,841	China Shenhua Energy Co., Ltd.	1,146,388	1.0
2,085,714	CNOOC Ltd.	3,749,417	3.2
378,000	Kunlun Energy Co. Ltd.	623,157	0.5
2,464,604	PetroChina Co., Ltd.	3,100,415	2.6
		11,453,007	9.7
COMMON STOCK: (continued)
	Financials: 53.4%
1,406,600	AIA Group Ltd.	$7,067,622	6.0
9,277,746	Bank of China Ltd.	4,153,777	3.5
1,023,451	Bank of Communications Co., Ltd.	706,461	0.6
160,584	Bank of East Asia Ltd.	665,786	0.6
432,129	BOC Hong Kong Holdings Ltd.	1,251,906	1.1
162,739	Cheung Kong Holdings Ltd.	2,887,259	2.4
9,827,107	China Construction Bank	7,431,766	6.3
868,911	China Life Insurance Co., Ltd. (HKD)	2,273,348	1.9
476,991	China Overseas Land & Investment Ltd.	1,156,965	1.0
238,000	China Resources Land Ltd.	435,439	0.4
261,706	Hang Lung Properties Ltd.	807,058	0.7
89,343	Hang Seng Bank Ltd.	1,458,925	1.2
121,248	Henderson Land Development Co., Ltd.	709,614	0.6
128,941	Hong Kong Exchanges and Clearing Ltd.	2,403,728	2.0
1,630,828	HSBC Holdings PLC	16,585,049	14.1
8,616,340	Industrial and Commercial Bank of China Ltd.	5,448,414	4.6
602,100	New World Development Ltd.	685,428	0.6
237,716	Ping An Insurance Group Co. of China Ltd.	1,840,405	1.6
349,265	Sino Land Co.	574,932	0.5
157,555	Sun Hung Kai Properties Ltd.	2,161,971	1.8
74,091	Swire Pacific Ltd.	911,937	0.8
176,637	Wharf Holdings Ltd.	1,271,931	1.1
		62,889,721	53.4

	Industrials: 4.5%
137,818	Cathay Pacific Airways Ltd.	257,558	0.2
133,096	China Merchants Holdings International Co., Ltd.	415,593	0.3
191,811	Citic Pacific Ltd.	336,359	0.3
204,697	Cosco Pacific Ltd.	283,697	0.2
248,464	Hutchison Whampoa Ltd.	3,398,134	2.9
169,143	MTR Corp.	651,387	0.6
		5,342,728	4.5

	Information Technology: 9.2%
668,000	Lenovo Group Ltd.	912,578	0.8
653,075	Tencent Holdings Ltd.	9,935,261	8.4
		10,847,839	9.2

	Telecommunication Services: 6.8%
708,101	China Mobile Ltd.	6,877,602	5.9
695,110	China Unicom Ltd.	1,068,891	0.9
		7,946,493	6.8

See Accompanying Notes to Financial Statements

76

Voya Hang Seng Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Utilities: 4.7%
223,654	China Resources Power Holdings Co.	$635,959	0.5
221,431	CLP Holdings Ltd.	1,819,038	1.6
736,965	Hong Kong & China Gas	1,612,682	1.4
161,822	Power Assets Holdings Ltd.	1,416,418	1.2
		5,484,097	4.7

	Total Common Stock (Cost $91,984,725)	113,860,865	96.7

SHORT-TERM INVESTMENTS: 1.8%
	Mutual Funds: 1.8%
2,136,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $2,136,000)	$2,136,000	1.8

	Total Short-Term Investments (Cost $2,136,000)	2,136,000	1.8

	Total Investments in Securities (Cost $94,120,725)	$115,996,865	98.5
	Assets in Excess of Other Liabilities	1,757,655	1.5
	Net Assets	$117,754,520	100.0

††	Rate shown is the 7-day yield as of June 30, 2014.

Cost for federal income tax purposes is $97,486,436.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$23,216,630
Gross Unrealized Depreciation	(4,706,201)
Net Unrealized Appreciation	$18,510,429

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:(1)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$—	$5,919,687	$—	$5,919,687
Consumer Staples	—	3,977,293	—	3,977,293
Energy	—	11,453,007	—	11,453,007
Financials	—	62,889,721	—	62,889,721
Industrials	—	5,342,728	—	5,342,728
Information Technology	—	10,847,839	—	10,847,839
Telecommunication Services	—	7,946,493	—	7,946,493
Utilities	1,612,682	3,871,415	—	5,484,097
Total Common Stock	1,612,682	112,248,183	—	113,860,865
Short-Term Investments	2,136,000	—	—	2,136,000
Total Investments, at fair value	$3,748,682	$112,248,183	$—	$115,996,865
Other Financial Instruments+
Forward Foreign Currency Contracts	—	297	—	297
Futures	65,319	—	—	65,319
Total Assets	$3,814,001	$112,248,480	$—	$116,062,481
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(1,275)	$—	$(1,275)
Total Liabilities	$—	$(1,275)	$—	$(1,275)

(1)	For the period ended June 30, 2014, as a result of the fair value pricing procedures for international equities utilized by the Portfolio, certain securities have transferred in and out of Level 1 and Level 2 measurements during the year. The Portfolio’s policy is to recognize transfers between levels at the end of the reporting period. At June 30, 2014, securities valued at $1,635,713 were transferred from Level 2 to Level 1 within the fair value hierarchy.

See Accompanying Notes to Financial Statements

77

Voya Hang Seng Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2014, the following forward foreign currency contracts were outstanding for the Voya Hang Seng Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	Hong Kong Sar Dollar	27,500,000	Buy	09/17/14	$3,548,051	$3,546,776	$(1,275)
							$(1,275)

Citigroup, Inc.	Hong Kong Sar Dollar	6,000,000	Sell	09/17/14	$774,138	$773,841	$297
							$297

Voya Hang Seng Index Portfolio Open Futures Contracts on June 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Hang Seng Index	28	07/30/14	$4,173,411	$65,319
			$4,173,411	$65,319

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$297
Equity contracts	Net Assets — Unrealized appreciation*	65,319
Total Asset Derivatives		$65,616

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,275
Total Liability Derivatives		$1,275

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2014 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$1,680	$—	$1,680
Equity contracts	—	(3,091)	(3,091)
Total	$1,680	$(3,091)	$(1,411)

See Accompanying Notes to Financial Statements

78

Voya Hang Seng Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$(775)	$—	$(775)
Equity contracts	—	40,307	40,307
Total	$(775)	$40,307	$39,532

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2014:

	Citigroup, Inc.	Goldman Sachs & Co.	Totals
Assets:
Forward foreign currency contracts	$297	$—	$297
Total Assets	$297	$—	$297

Liabilities:
Forward foreign currency contracts	$—	$1,275	$1,275
Total Liabilities	$—	$1,275	$1,275

Net OTC derivative instruments by counterparty, at fair value	$297	$(1,275)	(978)

Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—

Net Exposure(1)	$297	$(1,275)	$(978)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

79

Voya International Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Sector Diversification
as of June 30, 2014
(as a percentage of net assets)

Financials	25.0%
Industrials	12.8%
Consumer Discretionary	11.7%
Consumer Staples	11.0%
Health Care	10.5%
Materials	7.9%
Energy	7.2%
Telecommunication Services	4.8%
Information Technology	4.3%
Utilities	3.7%
Assets in Excess of Other Liabilities*	1.1%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.3%
		Consumer Discretionary: 11.3%
65,147		Cie Financiere Richemont SA	$6,826,707	0.4
121,612		DaimlerChrysler AG	11,360,337	0.7
204,642		Honda Motor Co., Ltd.	7,140,935	0.4
82,815		Mitsubishi Motors Corp.	915,141	0.1
345,962		Toyota Motor Corp.	20,713,651	1.2
9,915,010		Other Securities(a)	148,442,601	8.5
			195,399,372	11.3

		Consumer Staples: 10.8%
100,591		Anheuser-Busch InBev Worldwide, Inc.	11,557,943	0.7
235,870		British American Tobacco PLC	14,034,729	0.8
313,785		Diageo PLC	9,993,718	0.6
117,688		Koninklijke Ahold NV	2,206,779	0.1
403,593		Nestle S.A.	31,273,192	1.8
80,851		Reckitt Benckiser PLC	7,049,779	0.4
120,288		SABMiller PLC	6,971,255	0.4
203,343		Unilever NV	8,900,951	0.5
160,118		Unilever PLC	7,258,030	0.4
4,857,864		Other Securities(a)	87,753,131	5.1
			186,999,507	10.8

		Energy: 7.2%
427,897		BG Group PLC	9,029,169	0.5
2,315,784		BP PLC	20,392,513	1.2

COMMON STOCK: (continued)
		Energy: (continued)
318,603		ENI S.p.A.	$8,713,690	0.5
486,922		Royal Dutch Shell PLC — Class A	20,120,847	1.2
306,892		Royal Dutch Shell PLC — Class B	13,337,491	0.8
269,588		Total S.A.	19,504,613	1.1
1,669,692		Other Securities(a)	33,634,868	1.9
			124,733,191	7.2

		Financials: 25.0%
1,512,299		AIA Group Ltd.	7,598,719	0.4
57,598		Allianz AG	9,613,904	0.6
344,365		Australia & New Zealand Banking Group Ltd.	10,828,404	0.6
1,487,362		Banco Santander Central Hispano S.A.	15,541,839	0.9
2,030,145		Barclays PLC	7,395,326	0.4
741,745		Banco Bilbao Vizcaya Argentaria S.A.	9,453,855	0.6
874,585	@, X	BGP Holdings PLC	—	—
129,961	L	BNP Paribas	8,831,991	0.5
201,858		Commonwealth Bank of Australia	15,395,356	0.9
2,360,746		HSBC Holdings PLC	23,949,827	1.4
481,753	**, @	ING Groep NV	6,760,194	0.4
7,091,605	@	Lloyds TSB Group PLC	9,013,907	0.5
1,598,106		Mitsubishi UFJ Financial Group, Inc.	9,810,321	0.6
69,776		Mitsubishi UFJ Lease & Finance Co., Ltd.	401,093	0.0
294,728		National Australia Bank Ltd.	9,109,692	0.5
320,592		Prudential PLC	7,345,191	0.4
458,921		UBS AG — Reg	8,414,095	0.5
389,155		Westpac Banking Corp.	12,447,582	0.7
33,161,981		Other Securities(a)	261,955,797	15.1
			433,867,093	25.0

		Health Care: 10.5%
157,874		AstraZeneca PLC	11,745,396	0.7
104,116		Bayer AG	14,687,981	0.9
606,998		GlaxoSmithKline PLC	16,161,357	0.9
33,113		Mitsubishi Tanabe Pharma Corp.	495,671	0.0
287,960		Novartis AG	26,077,193	1.5
249,950		Novo Nordisk A/S	11,535,933	0.7
87,907		Roche Holding AG — Genusschein	26,192,497	1.5
149,182		Sanofi	15,856,491	0.9
1,587,585		Other Securities(a)	58,558,955	3.4
			181,311,474	10.5

		Industrials: 12.8%
10,701		Koninklijke Boskalis Westminster NV	613,676	0.0

See Accompanying Notes to Financial Statements

80

Voya International Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Industrials: (continued)
121,614	L	Koninklijke Philips NV	$3,859,824	0.2
9,200	L	Koninklijke Vopak NV	449,198	0.0
99,332		Siemens AG	13,115,216	0.8
15,105,907		Other Securities(a)	204,461,071	11.8
			222,498,985	12.8

		Information Technology: 4.3%
115,868		SAP AG	8,928,177	0.5
4,318,229		Other Securities(a)	65,780,181	3.8
			74,708,358	4.3

		Materials: 7.9%
115,058		BASF AG	13,383,966	0.7
400,820		BHP Billiton Ltd.	13,669,852	0.8
262,939		BHP Billiton PLC	8,547,842	0.5
1,328,814		Glencore PLC	7,405,070	0.4
19,446		Koninklijke DSM NV	1,415,132	0.1
54,414		Rio Tinto Ltd.	3,052,628	0.2
158,884		Rio Tinto PLC	8,578,781	0.5
5,990,074		Other Securities(a)	81,721,469	4.7
			137,774,740	7.9

		Telecommunication Services: 4.8%
385,606		Deutsche Telekom AG	6,763,149	0.4
399,003	@	Koninklijke KPN NV	1,454,792	0.1
120,546		Softbank Corp.	8,983,447	0.5
514,469		Telefonica S.A.	8,832,332	0.5
3,318,711		Vodafone Group PLC	11,092,004	0.6
6,832,806		Other Securities(a)	46,877,501	2.7
			84,003,225	4.8

		Utilities: 3.7%
470,060		National Grid PLC	6,767,330	0.4
6,377,868		Other Securities(a)	57,901,517	3.3
			64,668,847	3.7

		Total Common Stock (Cost $1,486,050,049)	1,705,964,792	98.3

PREFERRED STOCK: 0.6%

		Consumer Discretionary: 0.4%
45,754		Other Securities	7,705,463	0.4

		Consumer Staples: 0.2%
22,464		Other Securities	2,595,319	0.2

		Materials: 0.0%
8,440		Other Securities	380,825	0.0

		Total Preferred Stock (Cost $8,436,590)	10,681,607	0.6

RIGHTS: 0.0%

		Energy: 0.0%
107,976		Other Securities	73,482	0.0

RIGHTS: (continued)

		Financials: —%
15,860	X	Immoeast AG	$—	—

		Materials: 0.0%
1		Other Securities	14	0.0

		Telecommunication Services: 0.0%
54,696		Other Securities	16,164	0.0

		Total Rights (Cost $71,240)	89,660	0.0

		Total Long-Term Investments (Cost $1,494,557,879)	1,716,736,059	98.9

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.1%
	Securities Lending Collateralcc(1): 2.1%
8,676,881	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $8,676,912, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $8,850,419, due 07/15/14–04/20/64)	8,676,881	0.5
2,503,212	Credit Suisse Securities, Repurchase Agreement dated 06/30/14, 0.06%, due 07/01/14 (Repurchase Amount $2,503,216, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $2,553,297, due 08/15/14–11/15/43)	2,503,212	0.1
8,676,881	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $8,676,898, collateralized by various U.S. Government Securities, 0.000%–6.375%, Market Value plus accrued interest $8,850,445, due 07/10/14–08/15/42)	8,676,881	0.5

See Accompanying Notes to Financial Statements

81

Voya International Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
8,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $8,000,033, collateralized by various U.S. Government Securities, 0.750%–6.125%, Market Value plus accrued interest $8,160,000, due 12/31/17–04/15/28)	$8,000,000	0.5
8,676,881	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $8,676,907, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $8,850,419, due 07/01/14–07/15/56)	8,676,881	0.5
		36,533,855	2.1

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.0%
266,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $266,000)	$266,000	0.0

	Total Short-Term Investments (Cost $36,799,855)	36,799,855	2.1

	Total Investments in Securities (Cost $1,531,357,734)	$1,753,535,914	101.0
	Liabilities in Excess of Other Assets	(17,166,082)	(1.0)
	Net Assets	$1,736,369,832	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2014.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2014.

**	Investment in affiliate

X	Fair value determined by Voya funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $1,542,419,968.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$234,770,054
Gross Unrealized Depreciation	(23,654,108)
Net Unrealized Appreciation	$211,115,946

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$6,075,668	$189,323,704	$—	$195,399,372
Consumer Staples	4,256,031	182,743,476	—	186,999,507
Energy	324,864	124,408,327	—	124,733,191
Financials	6,767,110	427,099,983	—	433,867,093
Health Care	—	181,311,474	—	181,311,474
Industrials	1,636,314	220,862,671	—	222,498,985
Information Technology	344,247	74,364,111	—	74,708,358
Materials	1,133,791	136,640,949	—	137,774,740

See Accompanying Notes to Financial Statements

82

Voya International Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table (continued)
Investments, at fair value (continued)
Common Stock (continued)
Telecommunication Services	$2,199,848	$81,803,377	$—	$84,003,225
Utilities	3,252,541	61,416,306	—	64,668,847
Total Common Stock	25,990,414	1,679,974,378	—	1,705,964,792
Preferred Stock	—	10,681,607	—	10,681,607
Rights	73,482	16,178	—	89,660
Short-Term Investments	266,000	36,533,855	—	36,799,855
Total Investments, at fair value	$26,329,896	$1,727,206,018	$—	$1,753,535,914
Other Financial Instruments+
Futures	47,232	—	—	47,232
Total Assets	$26,377,128	$1,727,206,018	$—	$1,753,583,146

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

Voya International Index Portfolio Open Futures Contracts on June 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Mini MSCI EAFE Index	196	09/19/14	$19,295,220	$47,232
			$19,295,220	$47,232

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act. The following table provides transactions during the period ended June 30, 2014, where the following issuer was considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 6/30/14	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
ING Groep NV	$2,630,872	$4,500,865	$(361,460)	$(10,083)	$6,760,194	$—	$7,776	$—
	$2,630,872	$4,500,865	$(361,460)	$(10,083)	$6,760,194	$—	$7,776	$—

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value
Asset Derivatives	Location on Statement of Assets and Liabilities
Equity contracts	Net Assets — Unrealized appreciation*	$47,232
Total Asset Derivatives		$47,232

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

83

Voya International Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$1,804,395
Total	$1,804,395

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(1,243,419)
Total	$(1,243,419)

See Accompanying Notes to Financial Statements

84

Voya Japan TOPIX Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Sector Diversification
as of June 30, 2014
(as a percentage of net assets)

Industrials	21.3%
Consumer Discretionary	19.9%
Financials	18.0%
Information Technology	10.3%
Consumer Staples	7.4%
Materials	6.7%
Health Care	5.8%
Telecommunication Services	5.1%
Utilities	2.0%
Energy	1.1%
Assets in Excess of Other Liabilities*	2.4%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.6%
		Consumer Discretionary: 19.9%
72,900		Bridgestone Corp.	$2,553,210	0.6
54,800		Denso Corp.	2,617,828	0.7
75,800		Fuji Heavy Industries Ltd.	2,101,840	0.5
201,200		Honda Motor Co., Ltd.	7,020,827	1.7
4,400		Mitsuba Corp.	69,908	0.0
79,700		Mitsubishi Motors Corp.	880,719	0.2
312,800		Nissan Motor Co., Ltd.	2,962,047	0.7
254,700		Panasonic Corp.	3,087,488	0.8
811,000	@, L, X	Sansui Electric Co., Ltd.	—	—
123,112		Sony Corp.	2,057,264	0.5
310,260		Toyota Motor Corp.	18,576,079	4.6
3,218,344		Other Securities(a)	38,811,833	9.6
			80,739,043	19.9

		Consumer Staples: 7.4%
139,200		Japan Tobacco, Inc.	5,075,526	1.2
60,400		Kao Corp.	2,378,778	0.6
2,500		Mitsubishi Shokuhin Co. Ltd.	62,860	0.0
92,200		Seven & I Holdings Co., Ltd.	3,886,214	1.0
1,204,632		Other Securities(a)	18,595,630	4.6
			29,999,008	7.4

		Energy: 1.1%
120,100		Inpex Holdings, Inc.	1,826,985	0.4
451,210		Other Securities(a)	2,864,257	0.7
			4,691,242	1.1

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Financials: 18.0%
218,000	Daiwa Securities Group, Inc.	$1,888,812	0.5
1,668,800	Mitsubishi UFJ Financial Group, Inc.	10,244,291	2.5
57,300	Mitsubishi UFJ Lease & Finance Co., Ltd.	329,378	0.1
155,000	Mitsubishi Estate Co., Ltd.	3,829,354	0.9
116,000	Mitsui Fudosan Co., Ltd.	3,914,915	1.0
2,866,600	Mizuho Financial Group, Inc.	5,892,311	1.4
450,300	Nomura Holdings, Inc.	3,189,614	0.8
14,500	Nomura Real Estate Holdings, Inc.	274,640	0.1
137,600	ORIX Corp.	2,281,518	0.6
31,700	Osaka Securities Exchange Co. Ltd.	781,285	0.2
166,852	Sumitomo Mitsui Financial Group, Inc.	7,000,597	1.7
429,440	Sumitomo Mitsui Trust Holdings, Inc.	1,962,754	0.5
53,000	Sumitomo Realty & Development Co., Ltd.	2,276,697	0.5
84,900	Tokio Marine Holdings, Inc.	2,794,378	0.7
3,601,368	Other Securities(a)	26,603,101	6.5
		73,263,645	18.0

	Health Care: 5.8%
268,500	Astellas Pharma, Inc.	3,530,927	0.9
18,200	Mitsubishi Tanabe Pharma Corp.	272,437	0.1
87,900	Takeda Pharmaceutical Co., Ltd.	4,079,681	1.0
600,150	Other Securities(a)	15,509,557	3.8
		23,392,602	5.8

	Industrials: 21.3%
19,900	Central Japan Railway Co.	2,840,690	0.7
30,500	Daikin Industries Ltd.	1,924,939	0.5
40,900	East Japan Railway Co.	3,222,596	0.8
25,100	Fanuc Ltd.	4,334,466	1.1
174,500	Itochu Corp.	2,240,194	0.6
108,400	Komatsu Ltd.	2,516,320	0.6
172,000	Mitsubishi Corp.	3,580,081	0.9
2,400	Mitsubishi Pencil Co., Ltd.	69,339	0.0
3,000	Mitsuboshi Belting Co., Ltd.	18,452	0.0
222,000	Mitsubishi Electric Corp.	2,742,308	0.7
395,000	Mitsubishi Heavy Industries Ltd.	2,467,131	0.6
200,700	Mitsui & Co., Ltd.	3,217,550	0.8
6,700	SMC Corp.	1,795,344	0.4
129,100	Sumitomo Corp.	1,741,966	0.4
437,000	Toshiba Corp.	2,042,727	0.5
6,996,956	Other Securities(a)	51,758,745	12.7
		86,512,848	21.3

See Accompanying Notes to Financial Statements

85

Voya Japan TOPIX Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Information Technology: 10.3%
130,066	Canon, Inc.	$4,250,817	1.0
540,146	Hitachi Ltd.	3,958,767	1.0
54,200	Hoya Corp.	1,802,032	0.4
5,100	Keyence Corp.	2,230,167	0.6
39,000	Kyocera Corp.	1,851,868	0.5
23,520	Murata Manufacturing Co., Ltd.	2,205,722	0.5
12,300	Nomura Research Institute Ltd.	387,519	0.1
300	Panasonic Information Systems	8,620	0.0
2,068,042	Other Securities(a)	25,352,666	6.2
		42,048,178	10.3

	Materials: 6.7%
51,000	Mitsubishi Paper Mills Ltd.	44,749	0.0
11,000	Mitsubishi Steel Manufacturing Co., Ltd.	25,672	0.0
983,355	Nippon Steel Corp.	3,150,189	0.8
1,400	Osaka Steel Co., Ltd.	24,592	0.0
41,700	Shin-Etsu Chemical Co., Ltd.	2,535,704	0.6
3,880,230	Other Securities(a)	21,566,350	5.3
		27,347,256	6.7

	Telecommunication Services: 5.1%
68,600	KDDI Corp.	4,185,532	1.0
86,900	Nippon Telegraph & Telephone Corp.	5,416,292	1.3
180,800	NTT DoCoMo, Inc.	3,086,402	0.8
108,250	Softbank Corp.	8,067,112	2.0
		20,755,338	5.1

	Utilities: 2.0%
229,000	Osaka Gas Co., Ltd.	962,217	0.2
921,000	Other Securities	7,340,332	1.8
		8,302,549	2.0

	Total Common Stock (Cost $340,017,707)	397,051,709	97.6

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.6%
	Securities Lending Collateralcc(1): 1.6%
820,840	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $820,843, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $837,257, due 07/15/14–04/20/64)	820,840	0.2

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (contiued)
1,504,226	Daiwa Capital Markets, Repurchase Agreement dated 06/30/14, 0.14%, due 07/01/14 (Repurchase Amount $1,504,232, collateralized by various U.S. Government Agency Obligations, 0.000%–6.500%, Market Value plus accrued interest $1,534,311, due 01/01/17–03/01/48)	$1,504,226	0.4
1,504,226	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $1,504,229, collateralized by various U.S. Government Securities, 0.000%–6.375%, Market Value plus accrued interest $1,534,315, due 07/10/14–08/15/42)	1,504,226	0.4
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Securities, 0.750%–6.125%, Market Value plus accrued interest $1,020,000, due 12/31/17–04/15/28)	1,000,000	0.2
1,504,226	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,504,231, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $1,534,310, due 07/01/14–07/15/56)	1,504,226	0.4
		6,333,518	1.6

	Total Short-Term Investments (Cost $6,333,518)	6,333,518	1.6

	Total Investments in Securities (Cost $346,351,225)	$403,385,227	99.2
	Assets in Excess of Other Liabilities	3,080,707	0.8
	Net Assets	$406,465,934	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

See Accompanying Notes to Financial Statements

86

Voya Japan TOPIX Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

L	Loaned security, a portion or all of the security is on loan at June 30, 2014.

X	Fair value determined by Voya funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $351,243,543.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$79,999,460
Gross Unrealized Depreciation	(27,857,776)
Net Unrealized Appreciation	$52,141,684

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary	$27,110	$80,711,933	$—	$80,739,043
Consumer Staples	108,657	29,890,351	—	29,999,008
Energy	—	4,691,242	—	4,691,242
Financials	126,687	73,136,958	—	73,263,645
Health Care	—	23,392,602	—	23,392,602
Industrials	371,588	86,141,260	—	86,512,848
Information Technology	155,211	41,892,967	—	42,048,178
Materials	—	27,347,256	—	27,347,256
Telecommunication Services	—	20,755,338	—	20,755,338
Utilities	—	8,302,549	—	8,302,549
Total Common Stock	789,253	396,262,456	—	397,051,709
Short-Term Investments	—	6,333,518	—	6,333,518
Total Investments, at fair value	$789,253	$402,595,974	$—	$403,385,227
Other Financial Instruments+
Forward Foreign Currency Contracts	—	48,194	—	48,194
Futures	66,802	—	—	66,802
Total Assets	$856,055	$402,644,168	$—	$403,500,223
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(5,906)	$—	$(5,906)
Total Liabilities	$—	$(5,906)	$—	$(5,906)

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2014, the following forward foreign currency contracts were outstanding for the Voya Japan TOPIX Index Portfolio:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
Goldman Sachs & Co.	Japanese Yen	400,000,000	Buy	09/17/14	$3,918,518	$3,950,708	$32,190
Societe Generale	Japanese Yen	300,000,000	Buy	09/17/14	2,947,028	2,963,032	16,004
							$48,194

Barclays Bank PLC	Japanese Yen	100,000,000	Sell	09/17/14	$981,772	$987,678	$(5,906)
							$(5,906)

See Accompanying Notes to Financial Statements

87

Voya Japan TOPIX Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

Voya Japan TOPIX Index Portfolio Open Futures Contracts on June 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Tokyo Price Index (TOPIX)	69	09/11/14	$8,599,032	$66,802
			$8,599,032	$66,802

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Location on Statement of Assets and Liabilities
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$48,194
Equity contracts	Net Assets — Unrealized appreciation*	66,802
Total Asset Derivatives		$114,996

Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$5,906
Total Liability Derivatives		$5,906

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2014 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$(70,362)	$—	$(70,362)
Equity contracts	—	(155,926)	(155,926)
Total	$(70,362)	$(155,926)	$(226,288)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*	Futures	Total
Foreign exchange contracts	$356,643	$—	$356,643
Equity contracts	—	(429,754)	(429,754)
Total	$356,643	$(429,754)	$(73,111)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2014:

	Barclays Bank PLC	Goldman Sachs & Co.	Societe Generale	Totals
Assets:
Forward foreign currency contracts	$—	$32,190	$16,004	$48,194
Total Assets	$—	$32,190	$16,004	$48,194

Liabilities:
Forward foreign currency contracts	$5,906	$—	$—	$5,906
Total Liabilities	$5,906	$—	$—	$5,906

See Accompanying Notes to Financial Statements

88

Voya Japan TOPIX Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

	Barclays Bank PLC	Goldman Sachs & Co.	Societe Generale	Totals

Net OTC derivative instruments by counterparty, at fair value	$(5,906)	$32,190	$16,004	42,288

Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—

Net Exposure(1)	$(5,906)	$32,190	$16,004	$42,288

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

89

Voya Russell™ Large Cap Growth Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Sector Diversification
as of June 30, 2014
(as a percentage of net assets)

Information Technology	32.0%
Consumer Discretionary	16.1%
Health Care	12.7%
Consumer Staples	11.7%
Industrials	10.1%
Energy	5.8%
Materials	4.0%
Financials	3.5%
Telecommunication Services	2.9%
Utilities	0.0%
Assets in Excess of Other Liabilities*	1.2%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.8%
		Consumer Discretionary: 16.1%
25,943	@	Amazon.com, Inc.	$8,425,767	1.8
163,658		Comcast Corp. — Class A	8,785,161	1.8
94,437		Home Depot, Inc.	7,645,619	1.6
70,343		Lowe’s Cos., Inc.	3,375,761	0.7
68,251		McDonald’s Corp.	6,875,606	1.4
48,232		Nike, Inc.	3,740,392	0.8
3,562	@	Priceline.com, Inc.	4,285,086	0.9
51,982		Starbucks Corp.	4,022,367	0.8
96,912		Twenty-First Century Fox, Inc. Class A	3,406,457	0.7
100,212		Walt Disney Co.	8,592,177	1.8
238,223		Other Securities	18,253,701	3.8
			77,408,094	16.1

		Consumer Staples: 11.7%
129,754		Altria Group, Inc.	5,441,883	1.1
274,170		Coca-Cola Co.	11,613,841	2.4
56,505		Colgate-Palmolive Co.	3,852,511	0.8
28,612		Costco Wholesale Corp.	3,294,958	0.7
104,686		PepsiCo, Inc.	9,352,647	2.0
63,751		Philip Morris International, Inc.	5,374,847	1.1
49,555		Walgreen Co.	3,673,512	0.8
206,107		Other Securities	13,608,013	2.8
			56,212,212	11.7

COMMON STOCK: (continued)
		Energy: 5.8%
37,738		EOG Resources, Inc.	$4,410,063	0.9
58,315		Halliburton Co.	4,140,948	0.9
89,804		Schlumberger Ltd.	10,592,382	2.2
115,047		Other Securities	8,890,563	1.8
			28,033,956	5.8

		Financials: 3.5%
62,637		American Express Co.	5,942,372	1.3
116,612		Other Securities	10,728,174	2.2
			16,670,546	3.5

		Health Care: 12.7%
109,797		AbbVie, Inc.	6,196,943	1.3
20,546		Allergan, Inc.	3,476,794	0.7
49,556		Amgen, Inc.	5,865,944	1.2
16,379	@	Biogen Idec, Inc.	5,164,463	1.1
55,299		Celgene Corp.	4,749,078	1.0
46,259	@	Express Scripts Holding Co.	3,207,136	0.7
106,041	@	Gilead Sciences, Inc.	8,791,859	1.8
30,672		Johnson & Johnson	3,208,905	0.7
199,278		Other Securities	20,300,554	4.2
			60,961,676	12.7

		Industrials: 10.1%
45,179		3M Co.	6,471,440	1.4
50,355		Boeing Co.	6,406,667	1.3
54,075		Honeywell International, Inc.	5,026,271	1.1
18,711		Lockheed Martin Corp.	3,007,419	0.6
62,550		Union Pacific Corp.	6,239,362	1.3
48,875		United Parcel Service, Inc. — Class B	5,017,508	1.0
183,492		Other Securities	16,235,805	3.4
			48,404,472	10.1

		Information Technology: 32.0%
43,681	@	Accenture PLC	3,531,172	0.7
416,348		Apple, Inc.	38,691,220	8.0
87,515	@	eBay, Inc.	4,381,001	0.9
136,342		Facebook, Inc.	9,174,453	1.9
19,611		Google, Inc.	11,281,816	2.4
19,382		Google, Inc. — Class A	11,332,074	2.4
65,320		International Business Machines Corp.	11,840,556	2.5
69,417		Mastercard, Inc.	5,100,067	1.1
369,044		Microsoft Corp.	15,389,135	3.2
226,803		Oracle Corp.	9,192,326	1.9
116,551		Qualcomm, Inc.	9,230,839	1.9
74,527		Texas Instruments, Inc.	3,561,645	0.7
34,625		Visa, Inc.	7,295,834	1.5
287,107		Other Securities	14,096,549	2.9
			154,098,687	32.0

See Accompanying Notes to Financial Statements

90

Voya Russell™ Large Cap Growth Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Materials: 4.0%
59,862	EI Du Pont de Nemours & Co.	$3,917,369	0.8
36,194	Monsanto Co.	4,514,840	1.0
102,004	Other Securities	10,706,333	2.2
		19,138,542	4.0

	Telecommunication Services: 2.9%
285,946	Verizon Communications, Inc.	13,991,338	2.9
2,413	Other Securities	87,350	0.0
		14,078,688	2.9

	Utilities: 0.0%
2,453	Other Securities	175,439	0.0

	Total Common Stock (Cost $256,780,408)	475,182,312	98.8

SHORT-TERM INVESTMENTS: 0.6%
	Mutual Funds: 0.6%
3,072,055	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $3,072,055)	$3,072,055	0.6

	Total Short-Term Investments (Cost $3,072,055)	3,072,055	0.6

	Total Investments in Securities (Cost $259,852,463)	$478,254,367	99.4
	Assets in Excess of Other Liabilities	2,963,308	0.6
	Net Assets	$481,217,675	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

††	Rate shown is the 7-day yield as of June 30, 2014.

@	Non-income producing security

Cost for federal income tax purposes is $259,910,702.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$218,537,583
Gross Unrealized Depreciation	(193,918)
Net Unrealized Appreciation	$218,343,665

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$475,182,312	$—	$—	$475,182,312
Short-Term Investments	3,072,055	—	—	3,072,055
Total Investments, at fair value	$478,254,367	$—	$—	$478,254,367
Other Financial Instruments+
Futures	46,201	—	—	46,201
Total Assets	$478,300,568	$—	$—	$478,300,568

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

Voya Russell™ Large Cap Growth Index Portfolio Open Futures Contracts on June 30, 2014:

See Accompanying Notes to Financial Statements

91

Voya Russell™ Large Cap Growth Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	69	09/19/14	$6,735,780	$46,201
			$6,735,780	$46,201

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Location on Statement of Assets and Liabilities
Equity contracts	Net Assets — Unrealized appreciation*	$46,201
Total Asset Derivatives		$46,201

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$617,341
Total	$617,341

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	(116,518)
Total	$(116,518)

See Accompanying Notes to Financial Statements

92

Voya Russell™ Large Cap Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Sector Diversification
as of June 30, 2014
(as a percentage of net assets)

Information Technology	19.9%
Financials	15.0%
Health Care	13.8%
Energy	11.5%
Consumer Discretionary	10.4%
Industrials	10.3%
Consumer Staples	10.0%
Telecommunication Services	3.0%
Materials	2.8%
Utilities	1.9%
Assets in Excess of Other Liabilities*	1.4%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.6%
		Consumer Discretionary: 10.4%
21,596	@	Amazon.com, Inc.	$7,013,949	0.9
148,882		Comcast Corp. — Class A	7,991,986	1.0
78,612		Home Depot, Inc.	6,364,428	0.8
56,814		McDonald’s Corp.	5,723,442	0.7
16,015		Time Warner Cable, Inc.	2,359,009	0.3
50,705		Time Warner, Inc.	3,562,026	0.4
99,545		Walt Disney Co.	8,534,988	1.1
860,700		Other Securities	41,863,696	5.2
			83,413,524	10.4

		Consumer Staples: 10.0%
114,176		Altria Group, Inc.	4,788,541	0.6
228,221		Coca-Cola Co.	9,667,442	1.2
67,206		CVS Caremark Corp.	5,065,316	0.6
87,138		PepsiCo, Inc.	7,784,909	1.0
90,409		Philip Morris International, Inc.	7,622,383	0.9
155,536		Procter & Gamble Co.	12,223,574	1.5
91,575		Wal-Mart Stores, Inc.	6,874,535	0.9
438,083		Other Securities	26,475,331	3.3
			80,502,031	10.0

		Energy: 11.5%
109,420		Chevron Corp.	14,284,781	1.8
70,570		ConocoPhillips	6,049,966	0.7
246,830		ExxonMobil Corp.	24,850,845	3.1

COMMON STOCK: (continued)
		Energy: (continued)
45,153		Occidental Petroleum Corp.	$4,634,052	0.6
74,754		Schlumberger Ltd.	8,817,234	1.1
460,727		Other Securities	33,886,572	4.2
			92,523,450	11.5

		Financials: 15.0%
83,156		American International Group, Inc.	4,538,655	0.6
52,142		American Express Co.	4,946,712	0.6
604,429		Bank of America Corp.	9,290,074	1.1
105,199	@	Berkshire Hathaway, Inc.	13,313,985	1.6
174,602		Citigroup, Inc.	8,223,754	1.0
217,539		JPMorgan Chase & Co.	12,534,597	1.6
274,497		Wells Fargo & Co.	14,427,562	1.8
833,525		Other Securities	53,978,214	6.7
			121,253,553	15.0

		Health Care: 13.8%
91,397		AbbVie, Inc.	5,158,447	0.6
43,511		Amgen, Inc.	5,150,397	0.6
95,251		Bristol-Myers Squibb Co.	4,620,626	0.6
88,270	@	Gilead Sciences, Inc.	7,318,466	0.9
162,612		Johnson & Johnson	17,012,467	2.1
167,972		Merck & Co., Inc.	9,717,180	1.2
366,645		Pfizer, Inc.	10,882,024	1.4
56,322		UnitedHealth Group, Inc.	4,604,324	0.6
507,780		Other Securities	46,332,639	5.8
			110,796,570	13.8

		Industrials: 10.3%
37,605		3M Co.	5,386,540	0.7
41,914		Boeing Co.	5,332,718	0.7
576,361		General Electric Co.	15,146,767	1.9
52,065		Union Pacific Corp.	5,193,484	0.6
52,691		United Technologies Corp.	6,083,176	0.7
556,513		Other Securities	45,873,971	5.7
			83,016,656	10.3

		Information Technology: 19.9%
346,571		Apple, Inc.	32,206,843	4.0
294,436		Cisco Systems, Inc.	7,316,734	0.9
113,486		Facebook, Inc.	7,636,473	0.9
16,324		Google, Inc.	9,390,871	1.2
16,134		Google, Inc. — Class A	9,433,066	1.2
54,374		International Business Machines Corp.	9,856,375	1.2
286,130		Intel Corp.	8,841,417	1.1
474,793		Microsoft Corp.	19,798,868	2.5
188,788		Oracle Corp.	7,651,578	0.9
97,021		Qualcomm, Inc.	7,684,063	0.9

See Accompanying Notes to Financial Statements

93

Voya Russell™ Large Cap Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Information Technology: (continued)
28,822	Visa, Inc.	$6,073,084	0.8
781,839	Other Securities	34,789,363	4.3
		160,678,735	19.9

	Materials: 2.8%
297,863	Other Securities	22,864,909	2.8

	Telecommunication Services: 3.0%
298,334	AT&T, Inc.	10,549,090	1.3
238,030	Verizon Communications, Inc.	11,646,808	1.4
90,043	Other Securities	2,061,794	0.3
		24,257,692	3.0

	Utilities: 1.9%
254,503	Other Securities	14,948,194	1.9

	Total Common Stock (Cost $365,639,056)	794,255,314	98.6

SHORT-TERM INVESTMENTS: 0.6%
	Mutual Funds: 0.6%
4,829,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $4,829,000)	$4,829,000	0.6

	Total Short-Term Investments (Cost $4,829,000)	4,829,000	0.6
	Total Investments in Securities (Cost $370,468,056)	$799,084,314	99.2
	Assets in Excess of Other Liabilities	6,490,291	0.8
	Net Assets	$805,574,605	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

††	Rate shown is the 7-day yield as of June 30, 2014.

@	Non-income producing security

Cost for federal income tax purposes is $375,412,220.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$429,113,717
Gross Unrealized Depreciation	(5,441,623)
Net Unrealized Appreciation	$423,672,094

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$794,255,314	$—	$—	$794,255,314
Short-Term Investments	4,829,000	—	—	4,829,000
Total Investments, at fair value	$799,084,314	$—	$—	$799,084,314
Other Financial Instruments+
Futures	68,203	—	—	68,203
Total Assets	$799,152,517	$—	$—	$799,152,517

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

94

Voya Russell™ Large Cap Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

Voya Russell™ Large Cap Index Portfolio Open Futures Contracts on June 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	126	09/19/14	$12,300,120	$68,203
			$12,300,120	$68,203

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Location on Statement of Assets and Liabilities
Equity contracts	Net Assets — Unrealized appreciation*	$68,203
Total Asset Derivatives		$68,203

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$731,756
Total	$731,756

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(213,649)
Total	$(213,649)

See Accompanying Notes to Financial Statements

95

Voya Russell™ Large Cap Value Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Sector Diversification
as of June 30, 2014
(as a percentage of net assets)

Financials	26.5%
Energy	17.1%
Health Care	14.8%
Industrials	10.5%
Consumer Staples	8.3%
Information Technology	8.0%
Consumer Discretionary	4.7%
Utilities	3.7%
Telecommunication Services	3.1%
Materials	1.7%
Assets in Excess of Other Liabilities*	1.6%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.4%
		Consumer Discretionary: 4.7%
105,463		Ford Motor Co.	$1,818,182	1.0
43,557		General Motors Co.	1,581,119	0.8
23,956		Time Warner, Inc.	1,682,909	0.9
78,545		Other Securities	3,885,136	2.0
			8,967,346	4.7

		Consumer Staples: 8.3%
27,245		CVS Caremark Corp.	2,053,456	1.1
45,937		Mondelez International, Inc.	1,727,690	0.9
17,643		Philip Morris International, Inc.	1,487,481	0.8
69,301		Procter & Gamble Co.	5,446,366	2.8
38,855		Wal-Mart Stores, Inc.	2,916,845	1.5
43,048		Other Securities	2,296,159	1.2
			15,927,997	8.3

		Energy: 17.1%
12,716		Anadarko Petroleum Corp.	1,392,021	0.7
51,699		Chevron Corp.	6,749,304	3.5
33,342		ConocoPhillips	2,858,410	1.5
116,627		ExxonMobil Corp.	11,742,006	6.1
21,337		Occidental Petroleum Corp.	2,189,816	1.2
121,950		Other Securities	7,759,352	4.1
			32,690,909	17.1

COMMON STOCK: (continued)
		Financials: 26.5%
39,287		American International Group, Inc.	$2,144,285	1.1
285,585		Bank of America Corp.	4,389,441	2.3
30,971		Bank of New York Mellon Corp.	1,160,793	0.6
49,705	@	Berkshire Hathaway, Inc.	6,290,665	3.3
15,522		Capital One Financial Corp.	1,282,117	0.7
82,499		Citigroup, Inc.	3,885,703	2.0
12,145		Goldman Sachs Group, Inc.	2,033,559	1.1
102,787		JPMorgan Chase & Co.	5,922,587	3.1
25,412		Metlife, Inc.	1,411,891	0.7
41,656		Morgan Stanley	1,346,739	0.7
14,506		PNC Financial Services Group, Inc.	1,291,759	0.7
12,494		Prudential Financial, Inc.	1,109,092	0.6
46,652		US Bancorp.	2,020,965	1.0
129,697		Wells Fargo & Co.	6,816,874	3.6
148,625		Other Securities	9,628,594	5.0
			50,735,064	26.5

		Health Care: 14.8%
40,789		Abbott Laboratories	1,668,270	0.9
28,940		Bristol-Myers Squibb Co.	1,403,879	0.7
12,245		Covidien PLC	1,104,254	0.6
26,720		Eli Lilly & Co.	1,661,182	0.9
64,770		Johnson & Johnson	6,776,237	3.5
27,131		Medtronic, Inc.	1,729,873	0.9
68,255		Merck & Co., Inc.	3,948,552	2.1
173,233		Pfizer, Inc.	5,141,556	2.7
26,612		UnitedHealth Group, Inc.	2,175,531	1.1
28,453		Other Securities	2,766,051	1.4
			28,375,385	14.8

		Industrials: 10.5%
13,359		Caterpillar, Inc.	1,451,722	0.8
272,331		General Electric Co.	7,156,859	3.7
22,108		United Technologies Corp.	2,552,369	1.3
132,371		Other Securities	9,027,016	4.7
			20,187,966	10.5

		Information Technology: 8.0%
139,123		Cisco Systems, Inc.	3,457,206	1.8
50,095		EMC Corp.	1,319,502	0.7
51,466		Hewlett-Packard Co.	1,733,375	0.9
123,704		Intel Corp.	3,822,454	2.0
79,190		Microsoft Corp.	3,302,223	1.7
58,216		Other Securities	1,677,569	0.9
			15,312,329	8.0

See Accompanying Notes to Financial Statements

96

Voya Russell™ Large Cap Value Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Materials: 1.7%
27,467	Dow Chemical Co.	$1,413,452	0.7
35,369	Other Securities	1,862,469	1.0
		3,275,921	1.7

	Telecommunication Services: 3.1%
140,962	AT&T, Inc.	4,984,416	2.6
41,604	Other Securities	939,949	0.5
		5,924,365	3.1

	Utilities: 3.7%
14,832	Dominion Resources, Inc.	1,060,785	0.6
19,207	Duke Energy Corp.	1,424,967	0.7
11,845	NextEra Energy, Inc.	1,213,876	0.6
24,212	Southern Co.	1,098,740	0.6
49,202	Other Securities	2,196,286	1.2
		6,994,654	3.7
	Total Common Stock (Cost $125,607,734)	188,391,936	98.4

SHORT-TERM INVESTMENTS: 4.9%
	Mutual Funds: 4.9%
9,421,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $9,421,000)	$9,421,000	4.9

	Total Short-Term Investments (Cost $9,421,000)	9,421,000	4.9
	Total Investments in Securities (Cost $135,028,734)	$197,812,936	103.3
	Liabilities in Excess of Other Assets	(6,336,814)	(3.3)
	Net Assets	$191,476,122	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

††	Rate shown is the 7-day yield as of June 30, 2014.

@	Non-income producing security

Cost for federal income tax purposes is $138,817,301.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$62,949,747
Gross Unrealized Depreciation	(3,954,112)
Net Unrealized Appreciation	$58,995,635

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$188,391,936	$—	$—	$188,391,936
Short-Term Investments	9,421,000	—	—	9,421,000
Total Investments, at fair value	$197,812,936	$—	$—	$197,812,936
Other Financial Instruments+
Futures	40,053	—	—	40,053
Total Assets	$197,852,989	$—	$—	$197,852,989

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

97

Voya Russell™ Large Cap Value Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

Voya Russell™ Large Cap Value Index Portfolio Open Futures Contracts on June 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	35	09/19/14	$3,416,700	$40,053
			$3,416,700	$40,053

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Location on Statement of Assets and Liabilities
Equity contracts	Net Assets — Unrealized appreciation*	$40,053
Total Asset Derivatives		$40,053

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$552,585
Total	$552,585

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(72,143)
Total	$(72,143)

See Accompanying Notes to Financial Statements

98

Voya Russell™ Mid Cap Growth Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Sector Diversification
as of June 30, 2014
(as a percentage of net assets)

Consumer Discretionary	23.7%
Information Technology	17.2%
Industrials	16.5%
Health Care	12.7%
Consumer Staples	7.6%
Financials	7.4%
Energy	7.3%
Materials	4.8%
Telecommunication Services	1.7%
Utilities	0.2%
Assets in Excess of Other Liabilities*	0.9%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 99.1%
		Consumer Discretionary: 23.7%
4,450	@	Autozone, Inc.	$2,386,268	0.5
31,188		BorgWarner, Inc.	2,033,146	0.4
4,241		Chipotle Mexican Grill, Inc.	2,512,835	0.6
31,312		Discovery Communications, Inc. — Class A	2,325,855	0.5
29,789		Harley-Davidson, Inc.	2,080,762	0.5
38,107		Macy’s, Inc.	2,210,968	0.5
37,137		McGraw-Hill Cos., Inc.	3,083,485	0.7
27,870		Michael Kors Holdings Ltd.	2,470,676	0.5
8,179	@	NetFlix, Inc.	3,603,667	0.8
35,260		Omnicom Group, Inc.	2,511,217	0.6
14,473	@	O’Reilly Automotive, Inc.	2,179,634	0.5
12,966		Tesla Motors, Inc.	3,112,618	0.7
47,064		VF Corp.	2,965,032	0.7
11,057		Wynn Resorts Ltd.	2,294,991	0.5
1,763,872		Other Securities(a)	70,429,369	15.7
			106,200,523	23.7

		Consumer Staples: 7.6%
19,294		Keurig Green Mountain, Inc.	2,404,225	0.5
69,516		Kroger Co.	3,436,176	0.8
49,458		Lorillard, Inc.	3,015,454	0.7
27,575		Mead Johnson Nutrition Co.	2,569,163	0.6

COMMON STOCK: (continued)
		Consumer Staples: (continued)
466,260		Other Securities(a)	$22,394,996	5.0
			33,820,014	7.6

		Energy: 7.3%
32,457	@	Cheniere Energy, Inc.	2,327,167	0.5
15,377		Concho Resources, Inc.	2,221,977	0.5
18,758		EQT Corp.	2,005,230	0.5
35,093		Noble Energy, Inc.	2,718,304	0.6
48,170	@	Southwestern Energy Co.	2,191,253	0.5
398,208		Other Securities(a)	21,055,995	4.7
			32,519,926	7.3

		Financials: 7.4%
31,085	@	Aon PLC	2,800,448	0.6
25,793		Moody’s Corp.	2,261,014	0.5
35,846		T. Rowe Price Group, Inc.	3,025,761	0.7
494,566		Other Securities(a)	24,797,016	5.6
			32,884,239	7.4

		Health Care: 12.7%
30,809		AmerisourceBergen Corp.	2,238,582	0.5
40,652		Cerner Corp.	2,096,830	0.4
32,800	@	Forest Laboratories, Inc.	3,247,200	0.7
17,519	@	Illumina, Inc.	3,127,842	0.7
50,985	@	Mylan Laboratories	2,628,787	0.6
32,225	@	Vertex Pharmaceuticals, Inc.	3,051,063	0.7
68,360		Zoetis, Inc.	2,205,977	0.5
545,353		Other Securities(a)	38,418,863	8.6
			57,015,144	12.7

		Industrials: 16.5%
40,487		Fastenal Co.	2,003,702	0.4
44,323		Paccar, Inc.	2,784,814	0.6
18,889		Rockwell Automation, Inc.	2,364,147	0.5
84,010		Southwest Airlines Co.	2,256,509	0.5
56,138	@	Tyco International Ltd.	2,559,893	0.6
50,953	@	United Continental Holdings, Inc.	2,092,640	0.5
7,953		WW Grainger, Inc.	2,022,209	0.5
956,744		Other Securities(a)	57,895,320	12.9
			73,979,234	16.5

		Information Technology: 17.2%
7,397		Alliance Data Systems Corp.	2,080,406	0.5
21,441		Amphenol Corp.	2,065,626	0.5
110,947		Applied Materials, Inc.	2,501,855	0.6
34,083	@	Avago Technologies Ltd.	2,456,362	0.5
34,006		Fiserv, Inc.	2,051,242	0.4
38,732		Intuit, Inc.	3,119,088	0.7
14,231		LinkedIn Corp.	2,440,189	0.5
65,368		Twitter, Inc.	2,678,127	0.6

See Accompanying Notes to Financial Statements

99

Voya Russell™ Mid Cap Growth Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Information Technology: (continued)
1,398,937	Other Securities(a)	$57,546,815	12.9
		76,939,710	17.2

	Materials: 4.8%
11,748	Sherwin-Williams Co.	2,430,779	0.6
290,575	Other Securities(a)	18,836,184	4.2
		21,266,963	4.8

	Telecommunication Services: 1.7%
45,537	Crown Castle International Corp.	3,381,578	0.7
136,360	Other Securities	4,332,776	1.0
		7,714,354	1.7

	Utilities: 0.2%
28,509	Other Securities	936,013	0.2

	Total Common Stock
	(Cost $290,112,399)	443,276,120	99.1

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.0%
	Securities Lending Collateralcc(1): 1.7%
1,187,395	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $1,187,399, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $1,211,143, due 07/15/14–04/20/64)	$1,187,395	0.3
1,807,058	Daiwa Capital Markets, Repurchase Agreement dated 06/30/14, 0.14%, due 07/01/14 (Repurchase Amount $1,807,065, collateralized by various U.S. Government Agency Obligations, 0.000%–6.500%, Market Value plus accrued interest $1,843,199, due 01/01/17–03/01/48)	1,807,058	0.4
1,807,058	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $1,807,061, collateralized by various U.S. Government Securities, 0.000%–6.375%, Market Value plus accrued interest $1,843,205, due 07/10/14–08/15/42)	1,807,058	0.4

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement 17.2%dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Securities, 0.750%–6.125%, Market Value plus accrued interest $1,020,000, due 12/31/17–04/15/28)	$1,000,000	0.2
1,807,058	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,807,063, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $1,843,199, due 07/01/14–07/15/56)	1,807,058	0.4
		7,608,569	1.7

Shares		Value	Percentage of Net Assets

	Mutual Funds: 0.3%
1,258,001	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $1,258,001)	$1,258,001	0.3

	Total Short-Term Investments (Cost $8,866,570)	8,866,570	2.0

	Total Investments in Securities (Cost $298,978,969)	$452,142,690	101.1
	Liabilities in Excess of Other Assets	(4,724,581)	(1.1)
	Net Assets	$447,418,109	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2014.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $299,522,840.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$155,207,883
Gross Unrealized Depreciation	(2,588,033)
Net Unrealized Appreciation	$152,619,850

See Accompanying Notes to Financial Statements

100

Voya Russell™ Mid Cap Growth Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$443,276,120	$—	$—	$443,276,120
Short-Term Investments	1,258,001	7,608,569	—	8,866,570
Total Investments, at fair value	$444,534,121	$7,608,569	$—	$452,142,690
Other Financial Instruments+
Futures	58,466	—	—	58,466
Total Assets	$444,592,587	$7,608,569	$—	$452,201,156

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

Voya Russell™ Mid Cap Growth Index Portfolio Open Futures Contracts on June 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	45	09/19/14	$6,431,850	$58,466
			$6,431,850	$58,466

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Location on Statement of Assets and Liabilities
Equity contracts	Net Assets — Unrealized appreciation*	$58,466
Total Asset Derivatives		$58,466

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$266,857
Total	$266,857

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$23,561
Total	$23,561

See Accompanying Notes to Financial Statements

101

Voya Russell™ Mid Cap Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Sector Diversification
as of June 30, 2014
(as a percentage of net assets)

Financials	19.1%
Consumer Discretionary	16.9%
Information Technology	14.0%
Industrials	13.3%
Health Care	10.8%
Energy	6.5%
Utilities	6.0%
Materials	5.7%
Consumer Staples	5.5%
Telecommunication Services	1.0%
Assets in Excess of Other Liabilities*	1.2%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.8%
		Consumer Discretionary: 16.9%
11,573		Chipotle Mexican Grill, Inc.	$6,857,118	0.3
35,333		Liberty Media Corp.	4,829,314	0.2
182,759	@	Liberty Media Corp. —Interactive	5,365,804	0.2
134,710		Macy’s, Inc.	7,815,874	0.3
101,358		McGraw-Hill Cos., Inc.	8,415,755	0.4
22,323	@	NetFlix, Inc.	9,835,514	0.4
96,221		Omnicom Group, Inc.	6,852,860	0.3
35,391		Tesla Motors, Inc.	8,495,964	0.4
128,470		VF Corp.	8,093,610	0.3
8,013,669		Other Securities(a)	336,881,378	14.1
			403,443,191	16.9

		Consumer Staples: 5.5%
189,755		Kroger Co.	9,379,590	0.4
134,988		Lorillard, Inc.	8,230,218	0.4
75,255		Mead Johnson Nutrition Co.	7,011,508	0.3
2,237,346		Other Securities(a)	105,083,504	4.4
			129,704,820	5.5

		Energy: 6.5%
134,338		Noble Energy, Inc.	10,405,822	0.5
3,072,081		Other Securities(a)	143,610,446	6.0
			154,016,268	6.5

		Financials: 19.1%
70,709		Ameriprise Financial, Inc.	8,485,080	0.4
110,468	@	Aon PLC	9,952,062	0.4
48,257		AvalonBay Communities, Inc.	6,861,663	0.3
170,593		HCP, Inc.	7,059,138	0.3
114,365		Health Care Real Estate Investment Trust, Inc.	7,167,255	0.3
42,883		Intercontinental Exchange, Inc.	8,100,599	0.3
186,082		ProLogis, Inc.	7,646,109	0.3
198,407		SunTrust Bank	7,948,185	0.3
97,842		T. Rowe Price Group, Inc.	8,258,843	0.4
109,612		Ventas, Inc.	7,026,129	0.3
69,781		Vornado Realty Trust	7,447,726	0.3
53,539	**	Voya Financial, Inc.	1,945,607	0.1
217,837		Weyerhaeuser Co.	7,208,226	0.3
11,945,268		Other Securities(a)	360,341,308	15.1
			455,447,930	19.1

		Health Care: 10.8%
124,157		Agilent Technologies, Inc.	7,131,578	0.3
126,680		Cardinal Health, Inc.	8,685,181	0.4
100,025		Cigna Corp.	9,199,299	0.4
89,534	@	Forest Laboratories, Inc.	8,863,866	0.4
121,537	@	HCA Holdings, Inc.	6,852,256	0.3
57,631		Humana, Inc.	7,360,631	0.3
47,812	@	Illumina, Inc.	8,536,354	0.4
139,176	@	Mylan Laboratories	7,175,915	0.3
49,822	@	Perrigo Co. PLC	7,262,055	0.3
105,837		St. Jude Medical, Inc.	7,329,212	0.3
87,939	@	Vertex Pharmaceuticals, Inc.	8,326,065	0.3
3,134,243		Other Securities(a)	169,641,760	7.1
			256,364,172	10.8

		Industrials: 13.3%
132,067		Paccar, Inc.	8,297,770	0.4
55,467		Parker Hannifin Corp.	6,973,866	0.3
257,577		Southwest Airlines Co.	6,918,518	0.3
171,759	@	Tyco International Ltd.	7,832,210	0.3
4,900,369		Other Securities(a)	286,565,623	12.0
			316,587,987	13.3

		Information Technology: 14.0%
453,346		Applied Materials, Inc.	10,222,952	0.4
199,168		Broadcom Corp.	7,393,116	0.3
105,697		Intuit, Inc.	8,511,779	0.4
84,236		Sandisk Corp.	8,796,766	0.4
178,421		Twitter, Inc.	7,309,908	0.3
82,893		Western Digital Corp.	7,651,024	0.3
7,732,838		Other Securities(a)	282,255,153	11.9
			332,140,698	14.0

See Accompanying Notes to Financial Statements

102

Voya Russell™ Mid Cap Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Materials: 5.7%
161,300	International Paper Co.	$8,140,811	0.3
2,513,135	Other Securities(a)	128,566,860	5.4
		136,707,671	5.7

	Telecommunication Services: 1.0%
124,282	Crown Castle International Corp.	9,229,181	0.4
801,127	Other Securities(a)	15,375,772	0.6
		24,604,953	1.0

	Utilities: 6.0%
121,334	Edison International	7,050,719	0.3
235,221	PPL Corp.	8,357,402	0.3
188,363	Public Service Enterprise Group, Inc.	7,683,327	0.3
91,379	Sempra Energy	9,568,295	0.4
2,906,335	Other Securities(a)	111,212,061	4.7
		143,871,804	6.0

	Total Common Stock (Cost $1,295,053,475)	2,352,889,494	98.8

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 2.6%
	Securities Lending Collateralcc(1): 1.4%
3,578,962	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $3,578,975, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%¡10.500%, Market Value plus accrued interest $3,650,541, due 07/15/14–04/20/64)	3,578,962	0.2
7,913,354	Daiwa Capital Markets, Repurchase Agreement dated 06/30/14, 0.14%, due 07/01/14 (Repurchase Amount $7,913,384, collateralized by various U.S. Government Agency Obligations, 0.000%–6.500%, Market Value plus accrued interest $8,071,621, due 01/01/17–03/01/48)	7,913,354	0.3
7,913,354	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $7,913,369, collateralized by various U.S. Government Securities, 0.000%–6.375%, Market Value plus accrued interest $8,071,645, due 07/10/14–08/15/42)	7,913,354	0.3
6,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $6,000,025, collateralized by various U.S. Government Securities, 0.750%–6.125%, Market Value plus accrued interest $6,120,000, due 12/31/17–04/15/28)	$6,000,000	0.3
7,913,354	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $7,913,378, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $8,071,621, due 07/01/14–07/15/56)	7,913,354	0.3
		33,319,024	1.4

Shares		Value	Percentage of Net Assets

	Mutual Funds: 1.2%
28,488,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $28,488,000)	28,488,000	1.2

	Total Short-Term Investments (Cost $61,807,024)	61,807,024	2.6

	Total Investments in Securities (Cost $1,356,860,499)	$2,414,696,518	101.4
	Liabilities in Excess of Other Assets	(33,934,119)	(1.4)
	Net Assets	$2,380,762,399	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2014.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

**	Investment in affiliate

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $1,366,995,560.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$1,080,155,919
Gross Unrealized Depreciation	(32,454,961)
Net Unrealized Appreciation	$1,047,700,958

See Accompanying Notes to Financial Statements

103

Voya Russell™ Mid Cap Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$2,352,889,494	$—	$—	$2,352,889,494
Short-Term Investments	28,488,000	33,319,024	—	61,807,024
Total Investments, at fair value	$2,381,377,494	$33,319,024	$—	$2,414,696,518
Other Financial Instruments+
Futures	644,198	—	—	644,198
Total Assets	$2,382,021,692	$33,319,024	$—	$2,415,340,716

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

Voya Russell™ Mid Cap Index Portfolio Open Futures Contracts on June 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	209	09/19/14	$29,872,370	$644,198
			$29,872,370	$644,198

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act. The following table provides transactions during the period ended June 30, 2014, where the following issuer was considered an affiliate:

Issuer	Beginning Market Value at 12/31/13	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Market Value at 06/30/14	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Financial, Inc.	$1,089,861	$913,528	$(70,821)	$13,039	$1,945,607	$581	$20,836	$—
	$1,089,861	$913,528	$(70,821)	$13,039	$1,945,607	$581	$20,836	$—

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Location on Statement of Assets and Liabilities
Equity contracts	Net Assets — Unrealized appreciation*	$644,198
Total Asset Derivatives		$644,198

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

104

Voya Russell™ Mid Cap Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$2,342,783
Total	$2,342,783

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$421,680
Total	$421,680

See Accompanying Notes to Financial Statements

105

Voya Russell™ Small Cap Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Sector Diversification
as of June 30, 2014
(as a percentage of net assets)

Financials	22.5%
Information Technology	17.2%
Industrials	14.0%
Health Care	12.9%
Consumer Discretionary	12.7%
Energy	6.1%
Materials	5.0%
Utilities	3.4%
Consumer Staples	3.1%
Telecommunication Services	0.8%
Basic Materials	0.1%
Telecommunications	0.1%
Assets in Excess of Other Liabilities*	2.1%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 97.6%
		Basic Materials: 0.1%
45,988		Other Securities	$771,679	0.1

		Consumer Discretionary: 12.7%
53,505		Brunswick Corp.	2,254,166	0.2
87,642		Dana Holding Corp.	2,140,218	0.2
35,129	@	Tenneco, Inc.	2,307,975	0.2
5,155,292		Other Securities(a)	124,687,623	12.1
			131,389,982	12.7

		Consumer Staples: 3.1%
98,295	@	Darling International, Inc.	2,054,366	0.2
24,648		TreeHouse Foods, Inc.	1,973,565	0.2
29,434	@	United Natural Foods, Inc.	1,916,153	0.2
940,216		Other Securities(a)	26,314,507	2.5
			32,258,591	3.1

		Energy: 6.1%
171,374	@	Kodiak Oil & Gas Corp.	2,493,492	0.2
23,500		SemGroup Corp. — Class A	1,852,975	0.2
4,033,683		Other Securities(a)	59,001,285	5.7
			63,347,752	6.1

		Financials: 22.2%
128,639		CNO Financial Group, Inc.	2,289,774	0.2
35,269		EPR Properties	1,970,479	0.2
70,112		First American Financial Corp.	1,948,412	0.2

COMMON STOCK: (continued)
		Financials: (continued)
100,816		FirstMerit Corp.	$1,991,116	0.2
46,360		Highwoods Properties, Inc.	1,944,802	0.2
181,179		Investors Bancorp, Inc.	2,002,028	0.2
53,300		LaSalle Hotel Properties	1,880,957	0.2
197,862	@	MGIC Investment Corp.	1,828,245	0.1
32,061	@	Portfolio Recovery Associates, Inc.	1,908,591	0.2
36,100		Prosperity Bancshares, Inc.	2,259,860	0.2
65,681		RLJ Lodging Trust	1,897,524	0.2
111,431		Umpqua Holdings Corp.	1,996,844	0.2
10,753,548		Other Securities(a)	205,960,843	19.9
			229,879,475	22.2

		Health Care: 12.9%
40,600		Cepheid, Inc.	1,946,364	0.2
12,980	X	Clinical Data, Inc.	12,980	0.0
55,649		Healthsouth Corp.	1,996,130	0.2
54,538		InterMune, Inc.	2,407,853	0.2
66,412		Isis Pharmaceuticals, Inc.	2,287,893	0.2
59,298		NPS Pharmaceuticals, Inc.	1,959,799	0.2
35,722		Steris Corp.	1,910,413	0.2
42,590	X	Trius Therapeutics, Inc. — CVR	—	—
25,943		WellCare Health Plans, Inc.	1,936,904	0.2
44,961		West Pharmaceutical Services, Inc.	1,896,455	0.2
8,088,127		Other Securities(a)	117,371,769	11.3
			133,726,560	12.9

		Industrials: 14.0%
26,010		Belden CDT, Inc.	2,032,942	0.2
31,043		Clarcor, Inc.	1,920,010	0.2
27,909		EnerSys	1,919,860	0.2
17,601	@	Esterline Technologies Corp.	2,026,227	0.2
39,711		Heico Corp.	2,062,589	0.2
3,750	X	Hyster-Yale Materials Handling, Inc. — B shares	332,025	0.0
26,988	@	Moog, Inc.	1,967,155	0.2
21,554		Teledyne Technologies, Inc.	2,094,402	0.2
38,949		Woodward Governor Co.	1,954,461	0.2
5,177,449		Other Securities(a)	128,194,101	12.4
			144,503,772	14.0

		Information Technology: 17.2%
55,900	@	Aspen Technology, Inc.	2,593,760	0.3
48,480	@	Cognex Corp.	1,861,632	0.2
22,650		FEI Co.	2,055,035	0.2
45,437		MAXIMUS, Inc.	1,954,700	0.2
20,940	@	Tyler Technologies, Inc.	1,909,937	0.2
17,470		Ultimate Software Group, Inc.	2,413,830	0.2
24,437		WEX, Inc.	2,565,152	0.2

See Accompanying Notes to Financial Statements

106

Voya Russell™ Small Cap Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Information Technology: (continued)
8,586,335		Other Securities(a)	$162,530,323	15.7
			177,884,369	17.2

		Materials: 5.0%
40,290		Axiall Corp.	1,904,508	0.2
164,454		Graphic Packaging Holding Co.	1,924,112	0.2
56,050		PolyOne Corp.	2,361,947	0.2
2,176,882		Other Securities(a)	45,065,676	4.4
			51,256,243	5.0

		Telecommunication Services: 0.8%
40,289	X	Leap Wireless International, Inc. — CVR	106,766	0.0
796,933		Other Securities(a)	7,831,916	0.8
			7,938,682	0.8

		Telecommunications: 0.1%
156,111		Other Securities	663,472	0.1

		Utilities: 3.4%
39,463		Cleco Corp.	2,326,344	0.2
60,471		Dynegy, Inc.	2,104,391	0.2
32,228		Idacorp, Inc.	1,863,745	0.2
51,430		Piedmont Natural Gas Co.	1,923,996	0.2
746,590		Other Securities(a)	27,054,571	2.6
			35,273,047	3.4

		Total Common Stock (Cost $636,409,645)	1,008,893,624	97.6

REAL ESTATE INVESTMENT TRUSTS: 0.3%
		Financials: 0.3%
233,560		Other Securities	3,150,514	0.3

		Total Real Estate Investment Trusts (Cost $3,042,571)	3,150,514	0.3

PREFERRED STOCK: 0.0%
		Telecommunication Services: 0.0%
12,181		Other Securities	229,490	0.0

		Total Preferred Stock (Cost $227,231)	229,490	0.0

WARRANTS: 0.0%
		Energy: 0.0%
11,987		Other Securities	27,934	0.0

		Total Warrants (Cost $—)	27,934	0.0

		Total Long-Term Investments (Cost $639,679,447)	1,012,301,562	97.9

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 6.2%
	Securities Lending Collateralcc(1): 6.0%
2,061,983	Barclays Bank PLC, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $2,061,987, collateralized by various U.S. Government Securities, 0.000%–4.250%, Market Value plus accrued interest $2,103,223, due 05/31/15–05/15/44)	$2,061,983	0.2
14,778,038	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $14,778,091, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $15,073,599, due 07/15/14–04/20/64)	14,778,038	1.4
14,778,038	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $14,778,066, collateralized by various U.S. Government Securities, 0.000%–6.375%, Market Value plus accrued interest $15,073,643, due 07/10/14–08/15/42)	14,778,038	1.4
13,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $13,000,053, collateralized by various U.S. Government Securities, 0.750%–6.125%, Market Value plus accrued interest $13,260,000, due 12/31/17–04/15/28)	13,000,000	1.3
14,778,038	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $14,778,083, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $15,073,599, due 07/01/14–07/15/56)	14,778,038	1.4
2,826,558	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $2,826,570, collateralized by various U.S. Government Securities, 0.125%, Market Value plus accrued interest $2,887,602, due 07/15/22)	2,826,558	0.3
		62,222,655	6.0

See Accompanying Notes to Financial Statements

107

Voya Russell™ Small Cap Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds: 0.2%
1,475,008	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $1,475,008)	$1,475,008	0.2

	Total Short-Term Investments (Cost $63,697,663)	63,697,663	6.2

	Total Investments in Securities (Cost $703,377,110)	$1,075,999,225	104.1
	Liabilities in Excess of Other Assets	(42,472,483)	(4.1)
	Net Assets	$1,033,526,742	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2014.

@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.

X	Fair value determined by Voya funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $705,033,459.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$397,466,722
Gross Unrealized Depreciation	(26,500,956)
Net Unrealized Appreciation	$370,965,766

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock
Basic Materials	$771,679	$—	$—	$771,679
Consumer Discretionary	131,389,982	—	—	131,389,982
Consumer Staples	32,258,591	—	—	32,258,591
Energy	63,347,752	—	—	63,347,752
Financials	229,879,475	—	—	229,879,475
Health Care	133,713,580	—	12,980	133,726,560
Industrials	143,965,212	538,560	—	144,503,772
Information Technology	177,884,369	—	—	177,884,369
Materials	51,256,243	—	—	51,256,243
Telecommunication Services	7,831,916	—	106,766	7,938,682
Telecommunications	663,472	—	—	663,472
Utilities	35,273,047	—	—	35,273,047
Total Common Stock	1,008,235,318	538,560	119,746	1,008,893,624
Real Estate Investment Trusts	3,150,514	—	—	3,150,514
Preferred Stock	229,490	—	—	229,490
Warrants	—	27,934	—	27,934
Short-Term Investments	1,475,008	62,222,655	—	63,697,663
Total Investments, at fair value	$1,013,090,330	$62,789,149	$119,746	$1,075,999,225
Other Financial Instruments+
Futures	112,597	—	—	112,597
Total Assets	$1,013,202,927	$62,789,149	$119,746	$1,076,111,822

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

See Accompanying Notes to Financial Statements

108

Voya Russell™ Small Cap Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

Voya Russell™ Small Cap Index Portfolio Open Futures Contracts on June 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	178	09/19/14	$21,187,340	$112,597
			$21,187,340	$112,597

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Asset Derivatives	Location on Statement of Assets and Liabilities
Equity contracts	Net Assets — Unrealized appreciation*	$112,597
Total Asset Derivatives		$112,597

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$2,334,194
Total	$2,334,194

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(2,314,836)
Total	$(2,314,836)

See Accompanying Notes to Financial Statements

109

Voya U.S. Bond Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Investment Type Allocation
as of June 30, 2014
(as a percentage of net assets)

U.S. Treasury Obligations	43.1%
U.S. Government Agency Obligations	33.2%
Corporate Bonds/Notes	24.4%
Foreign Government Bonds	3.6%
Collateralized Mortgage Obligations	1.7%
Municipal Bonds	0.9%
Asset-Backed Securities	0.5%
Liabilities in Excess of Other Assets*	(7.4)%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: 24.4%
		Basic Materials: 1.7%
4,365,000		Rio Tinto Finance USA Ltd., 6.500%, 07/15/18	$5,156,824	0.1
1,240,000		Rio Tinto Finance USA PLC, 1.375%–2.250%, 06/17/16–12/14/18	1,256,734	0.1
5,350,000		Southern Copper Corp., 5.375%–6.750%, 04/16/20–04/16/40	5,938,024	0.1
3,000,000		Teck Resources Ltd., 4.750%, 01/15/22	3,151,395	0.1
3,350,000		Teck Resources Ltd, 2.500%, 02/01/18	3,414,802	0.1
1,500,000	#	Xstrata Finance Canada Ltd., 2.700%, 10/25/17	1,540,652	0.0
46,224,000		Other Securities(a)	49,305,853	1.2
			69,764,284	1.7

		Communications: 3.2%
14,505,000		AT&T, Inc., 1.400%–6.500%, 05/15/16–09/01/37	16,047,365	0.4
5,335,000		Comcast Corp., 3.600%–6.500%, 11/15/17–01/15/43	5,841,186	0.1
300,000	#	Cox Communications, Inc., 3.250%, 12/15/22	294,159	0.0
1,500,000	#	NBCUniversal Enterprise, Inc., 1.974%, 04/15/19	1,488,850	0.0
6,105,000		Telefonica Emisiones SAU, 3.192%–5.462%, 02/16/16–02/16/21	6,620,781	0.2
6,825,000		Time Warner Cable, Inc., 4.125%–5.850%, 05/01/17–09/15/42	7,496,892	0.2
5,825,000		Time Warner, Inc., 4.875%–6.500%, 03/15/20–12/15/43	6,721,528	0.2

CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
19,780,000		Verizon Communications, Inc., 1.100%–7.750%, 09/15/16–09/15/43	$22,702,347	0.6
7,700,000		Viacom, Inc., 2.200%–5.850%, 12/15/16–04/01/44	8,003,453	0.2
50,081,000		Other Securities	54,277,125	1.3
			129,493,686	3.2

		Consumer, Cyclical: 1.3%
500,000	#	Daimler Finance North America LLC, 1.450%, 08/01/16	505,723	0.0
500,000	#	Daimler Finance North America LLC, 2.375%, 08/01/18	512,592	0.0
300,000		Ford Motor Co., 4.750%, 01/15/43	303,948	0.0
500,000		Ford Motor Credit Co. LLC, 7.450%, 07/16/31	669,445	0.0
1,000,000	#	Hyundai Capital America, 1.875%, 08/09/16	1,015,154	0.0
1,000,000	#	Hyundai Capital America, 2.875%, 08/09/18	1,029,791	0.1
4,125,000	#	Hyundai Capital America, 3.750%, 04/06/16	4,318,615	0.1
750,000	#	Nissan Motor Acceptance Corp., 1.000%, 03/15/16	751,980	0.0
400,000	#	Nissan Motor Acceptance Corp., 1.950%, 09/12/17	405,311	0.0
38,597,974		Other Securities	41,651,219	1.1
			51,163,778	1.3

		Consumer, Non-cyclical: 3.2%
5,500,000		Cigna Corp., 4.000%–5.125%, 06/15/20–02/15/22	6,017,263	0.2
500,000	#	ERAC USA Finance LLC, 2.350%, 10/15/19	494,265	0.0
500,000	#	ERAC USA Finance LLC, 3.850%, 11/15/24	504,450	0.0
4,920,000		Pfizer, Inc., 6.200%, 03/15/19	5,845,841	0.1
5,750,000		UnitedHealth Group, Inc., 0.850%–6.000%, 10/15/15–03/15/23	5,930,274	0.2
102,782,000		Other Securities(a)	108,902,778	2.7
			127,694,871	3.2

		Energy: 2.7%
500,000		Total Capital Canada Ltd., 2.750%, 07/15/23	485,985	0.0
3,500,000		Total Capital S.A., 4.450%, 06/24/20	3,909,119	0.1
500,000		Total Capital SA, 2.125%, 08/10/18	508,318	0.0
1,000,000		Total Capital International SA, 0.750%–1.000%, 01/25/16–08/12/16	1,005,209	0.1
94,402,000		Other Securities(a)	101,840,142	2.5
			107,748,773	2.7

See Accompanying Notes to Financial Statements

110

Voya U.S. Bond Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets

CORPORATE BONDS/NOTES: (continued)
		Financial: 7.7%
2,955,000	#	Abbey National Treasury Services PLC/London, 3.875%, 11/10/14	$2,991,479	0.1
9,000,000		American International Group, Inc., 2.375%–8.250%, 08/24/15–06/01/22	10,500,588	0.3
6,325,000		American Express Co., 7.000%, 03/19/18	7,526,851	0.2
500,000		American Express Credit Corp., 2.125%, 07/27/18	508,458	0.0
500,000	#	American Honda Finance Corp., 1.000%, 08/11/15	502,463	0.0
500,000	#	American Honda Finance Corp., 1.500%, 09/11/17	503,081	0.0
10,000,000		ANZ New Zealand Intl Ltd./London, 1.129%, 05/28/15	10,080,000	0.2
28,235,000		Bank of America Corp., 1.500%–6.500%, 10/09/15–04/01/24	30,419,302	0.7
6,794,000		Citigroup, Inc., 3.375%–8.125%, 07/30/22–07/15/39	7,931,457	0.2
5,500,000		Credit Suisse New York, 6.000%, 02/15/18	6,270,941	0.1
6,250,000		Ford Motor Credit Co. LLC, 1.700%–4.375%, 05/15/15–08/06/23	6,421,338	0.2
2,050,000		Ford Motor Credit Co., LLC, 4.250%–5.875%, 08/02/21–09/20/22	2,328,855	0.0
9,000,000		General Electric Capital Corp., 1.625%–6.750%, 07/02/15–01/14/38	11,423,792	0.3
21,590,000		Goldman Sachs Group, Inc., 3.625%–6.750%, 02/07/16–10/01/37	23,610,088	0.6
3,500,000	#	Hyundai Capital Services, Inc., 4.375%, 07/27/16	3,724,354	0.1
14,750,000		JPMorgan Chase & Co., 1.100%–5.500%, 10/15/15–10/15/40	16,243,698	0.4
6,395,000		MetLife, Inc., 3.048%–6.750%, 06/01/16–08/13/42	6,996,307	0.2
16,450,000		Morgan Stanley, 2.125%–6.625%, 10/15/15–05/22/23	18,483,169	0.5
12,983,000		Wells Fargo & Co., 3.450%–5.606%, 04/01/21–01/15/44	14,480,452	0.4
123,472,000		Other Securities(a)	129,941,517	3.2
			310,888,190	7.7

		Government: 0.0%
1,000,000		Other Securities	997,188	0.0

CORPORATE BONDS/NOTES: (continued)
		Industrial: 1.6%
5,900,000		Burlington Northern Santa Fe, LLC, 3.000%–4.900%, 09/15/21–04/01/44	$6,075,080	0.1
1,379,000		General Electric Co., 2.700%–5.250%, 12/06/17–10/09/22	1,484,010	0.0
55,652,000		Other Securities(a)	58,862,363	1.5
			66,421,453	1.6

		Technology: 1.1%
9,540,000		International Business Machines Corp., 1.625%–3.375%, 07/22/16–08/01/23	9,702,094	0.2
33,835,000		Other Securities(a)	34,451,063	0.9
			44,153,157	1.1

		Utilities: 1.9%
5,260,000		Exelon Generation Co., LLC, 5.200%, 10/01/19	5,934,958	0.1
250,000	#	Monongahela Power Co., 5.400%, 12/15/43	286,689	0.0
5,920,000		Southern Co., 2.375%, 09/15/15	6,051,235	0.2
60,497,155		Other Securities(a)	64,861,285	1.6
			77,134,167	1.9
		Total Corporate Bonds/Notes (Cost $938,935,746)	985,459,547	24.4

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.7%
1,450,000		Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.369%, 10/10/45	1,486,417	0.0
6,319,793		Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.401%–5.886%, 07/15/44–11/15/44	6,697,143	0.2
7,954,326		Greenwich Capital Commercial Funding Corp., 5.224%–6.015%, 04/10/37–03/10/39	8,537,582	0.2
6,740,792		JPMorgan Chase Commercial Mortgage Securities Corp., 5.038%–5.892%, 03/15/46–02/12/51	7,275,241	0.2
1,000,000		Morgan Stanley Capital I Trust, 5.073%, 08/13/42	1,034,502	0.0
3,530,000		Morgan Stanley Bank of America Merrill Lynch Trust, 1.689%–3.134%, 12/15/48	3,540,682	0.1
4,541,892		Morgan Stanley Capital I, 4.970%–5.331%, 04/14/40–03/15/44	4,639,324	0.1
31,608,847		Other Securities	33,790,764	0.9
		Total Collateralized Mortgage Obligations (Cost $60,876,981)	67,001,655	1.7

See Accompanying Notes to Financial Statements

111

Voya U.S. Bond Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets

MUNICIPAL BONDS: 0.9%
		California: 0.2%
4,335,000		State of California, 7.550%, 04/01/39	$6,450,523	0.2

		Connecticut: 0.1%
3,735,000		Other Securities	4,558,605	0.1

		Illinois: 0.1%
4,400,000		Other Securities	4,486,504	0.1

		New Jersey: 0.2%
5,760,000		Other Securities	7,374,645	0.2

		New York: 0.1%
3,495,000		Other Securities	4,744,463	0.1

		Ohio: 0.1%
3,355,000		Other Securities	4,723,907	0.1

		Washington: 0.1%
3,900,000		Other Securities	4,587,687	0.1

		Total Municipal Bonds (Cost $31,540,164)	36,926,334	0.9

ASSET-BACKED SECURITIES: 0.5%
		Automobile Asset-Backed Securities: 0.3%
475,429		Bank of America Auto Trust, 0.780%, 06/15/16	476,246	0.0
9,975,094		Other Securities	10,048,804	0.3
			10,525,050	0.3

		Credit Card Asset-Backed Securities: 0.2%
6,783,000		Other Securities	7,418,706	0.2

		Other Asset-Backed Securities: 0.0%
1,305,226		Other Securities	1,332,218	0.0

		Total Asset-Backed Securities (Cost $19,347,226)	19,275,974	0.5

U.S. GOVERNMENT AGENCY OBLIGATIONS: 33.2%
		Federal Home Loan Bank: 0.2%
8,000,000		2.000%, due 04/15/21	7,797,360	0.2

		Federal Home Loan Mortgage Corporation: 6.2%##
21,246,000		1.000%, due 09/29/17	21,240,285	0.5
37,400,000	W	3.500%, due 08/01/44	38,348,885	1.0
175,646,602	W	0.500%–6.750%, due 04/17/15–03/01/44	189,749,187	4.7
			249,338,357	6.2

		Federal National Mortgage Association: 19.6%##
27,130,000		0.375%, due 03/16/15	27,181,167	0.7
24,450,000		0.875%, due 08/28/14	24,481,854	0.6
72,700,000	W	2.500%, due 02/25/27	73,870,005	1.8
52,571,000		3.000%, due 05/01/43	52,011,706	1.3
144,098,000	W	3.000%, due 08/01/44	142,037,903	3.5
25,541,781		3.500%, due 11/01/42	26,341,162	0.6
61,636,000	W	3.500%, due 08/01/44	63,273,206	1.6
48,657,000	W	4.000%, due 07/01/44	51,652,447	1.3

U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
		Federal National Mortgage Association: (continued)
305,382,412	W	1.375%–7.250%, due 08/01/14–03/01/44	$332,115,408	8.2
			792,964,858	19.6

		Government National Mortgage Association: 6.4%
15,879,746		1.625%, due 02/20/41	16,408,140	0.4
58,574,000		3.500%, due 02/20/42	61,031,367	1.5
31,300,000		4.000%, due 07/01/44	33,505,670	0.8
137,950,185	W	3.000%–7.000%, due 10/15/36–01/20/43	149,802,784	3.7
			260,747,961	6.4

		Other U.S. Agency Obligations: 0.8%
22,990,000		1.100%, due 11/06/18	22,571,260	0.6
6,585,000		1.875%–7.125%, due 08/25/16–01/15/38	8,620,929	0.2
			31,192,189	0.8

		Total U.S. Government Agency Obligations (Cost $1,321,896,583)	1,342,040,725	33.2

U.S. TREASURY OBLIGATIONS: 43.1%
		U.S. Treasury Bills: 2.3%
6,340,000		0.125%, due 12/31/14	6,341,610	0.2
70,060,000		0.250%, due 09/15/14	70,088,725	1.7
15,921,000		0.250%, due 11/30/14	15,932,813	0.4
			92,363,148	2.3

		U.S. Treasury Bonds: 3.8%
23,645,000		3.500%, due 02/15/39	24,627,734	0.6
18,888,000		3.625%, due 08/15/43	19,912,088	0.5
37,866,000		3.625%, due 02/15/44	39,883,538	1.0
26,505,000		4.375%, due 05/15/40	31,729,374	0.8
35,710,000		2.750%–6.000%, due 02/15/26–11/15/43	37,151,271	0.9
			153,304,005	3.8

		U.S. Treasury Notes: 37.0%
11,578,000		0.875%–2.250%, due 04/15/17–04/30/21	11,669,353	0.3
74,766,000		0.125%, due 07/31/14	74,771,204	1.8
57,333,000		0.250%, due 02/28/15	57,396,812	1.4
25,975,000		0.250%, due 10/15/15	26,002,897	0.6
27,732,000		0.250%, due 12/15/15	27,739,044	0.7
29,048,000		0.375%, due 04/15/15	29,113,242	0.7
15,697,000		0.375%, due 02/15/16	15,716,307	0.4
33,823,000		0.375%, due 03/15/16	33,843,463	0.8
30,000,000		0.500%, due 06/30/16	30,024,600	0.7
51,172,000		0.625%, due 07/15/16	51,327,921	1.3
16,290,000		0.625%, due 11/15/16	16,293,812	0.4
36,269,100		0.625%, due 09/30/17	35,819,980	0.9
21,817,000		0.750%, due 02/28/18	21,473,557	0.5
27,497,000		1.000%, due 08/31/19	26,561,470	0.7
46,620,000		1.250%, due 10/31/15	47,281,072	1.2
29,467,000		1.250%, due 11/30/18	29,199,970	0.7
19,814,000		1.500%, due 12/31/18	19,824,065	0.5
54,587,000		1.625%, due 06/30/19	54,580,613	1.3
58,270,000		1.750%, due 07/31/15	59,278,362	1.5
28,376,000		1.750%, due 10/31/20	27,966,988	0.7
108,163,000		1.875%, due 09/30/17	111,158,574	2.8
24,900,000		2.000%, due 11/30/20	24,881,524	0.6
20,498,000		2.125%, due 01/31/21	20,594,095	0.5
54,720,000		2.125%, due 06/30/21	54,698,604	1.4

See Accompanying Notes to Financial Statements

112

Voya U.S. Bond Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets

U.S. TREASURY OBLIGATIONS: (continued)

		U.S. Treasury Notes: (continued)
77,155,000		2.375%, due 07/31/17	$80,551,595	2.0
19,590,000		2.375%, due 12/31/20	20,010,107	0.5
59,994,000		2.500%, due 05/15/24	59,876,832	1.5
18,650,000		2.625%, due 04/30/18	19,626,216	0.5
26,255,000		2.750%, due 02/15/19	27,708,267	0.7
36,569,500		2.750%, due 11/15/23	37,460,881	0.9
42,052,000		2.750%, due 02/15/24	42,983,368	1.1
287,309,700		0.250%–8.125%, due 08/15/14–08/15/23	289,509,679	7.2
9,692,000		2.000%, due 05/31/21	9,617,798	0.2
			1,494,562,272	37.0

		Total U.S. Treasury Obligations (Cost $1,728,162,169)	1,740,229,425	43.1

FOREIGN GOVERNMENT BONDS: 3.6%
10,010,000		Brazil Government International Bond, 6.000%, 01/17/17	11,156,145	0.3
8,295,000		International Bank for Reconstruction & Development, 1.125%, 08/25/14	8,304,694	0.2
10,000,000		KFW, 2.625%, 01/25/22	10,184,580	0.2
12,080,000		Mexico Government International Bond, 4.750%, 03/08/44	12,382,000	0.3
500,000	#	Petroleos Mexicanos, 4.875%, 01/18/24	537,500	0.0
7,395,000		Province of British Columbia Canada, 2.100%, 05/18/16	7,617,959	0.2
13,308,000		Province of Ontario Canada, 4.400%, 04/14/20	14,933,958	0.4
7,395,000		Republic of Italy, 4.500%, 01/21/15	7,561,166	0.2
67,024,000		Other Securities(a)	74,117,442	1.8

		Total Foreign Government Bonds (Cost $143,742,455)	146,795,444	3.6

		Total Long-Term Investments (Cost $4,244,501,324)	4,337,729,104	107.4

SHORT-TERM INVESTMENTS: 5.1%
		Commercial Paper: 3.4%
5,000,000		Campbell Soup, 0.200%, 09/30/14	4,997,450	0.1
24,750,000		Concord MI, 0.250%, 10/01/14	24,733,913	0.6
25,750,000		Crown Pt, 0.200%, 10/02/14	25,736,353	0.7
11,426,000		Dominion Res Inc, 0.220%, 07/03/14	11,425,790	0.3
20,000,000		Kroger Co, 0.200%, 07/07/14	19,999,235	0.5
13,000,000		Mondelez Intl Inc., 0.380%, 09/02/14	12,993,630	0.3

SHORT-TERM INVESTMENTS: (continued)
		Commercial Paper: (continued)
13,500,000	#	Old Line Funding LLC, 0.181%, 08/27/14	$13,499,871	0.3
7,500,000		Potash Corp Disc, 0.210%, 07/31/14	7,498,644	0.2
12,000,000		Thunder Bay Funding LLC, 0.210%, 10/10/14	11,992,920	0.3
5,000,000		Time Warner, 0.260%, 07/21/14	4,999,241	0.1
			137,877,047	3.4

		Securities Lending Collateralcc(1): 0.3%
1,526,414		Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $1,526,419, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $1,556,942, due 07/15/14–04/20/64)	1,526,414	0.0
2,913,232		Daiwa Capital Markets, Repurchase Agreement dated 06/30/14, 0.14%, due 07/01/14 (Repurchase Amount $2,913,243, collateralized by various U.S. Government Agency Obligations, 0.000%–6.500%, Market Value plus accrued interest $2,971,497, due 01/01/17–03/01/48)	2,913,232	0.1
2,913,232		HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $2,913,238, collateralized by various U.S. Government Securities, 0.000%–6.375%, Market Value plus accrued interest $2,971,505, due 07/10/14–08/15/42)	2,913,232	0.1
2,000,000		Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $2,000,008, collateralized by various U.S. Government Securities, 0.750%–6.125%, Market Value plus accrued interest $2,040,000, due 12/31/17–04/15/28)	2,000,000	0.0

See Accompanying Notes to Financial Statements

113

Voya U.S. Bond Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: (continued)
		Securities Lending Collateralcc(1): (continued)
2,913,232		Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $2,913,241, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $2,971,497, due 07/01/14–07/15/56)	$2,913,232	0.1
			12,266,110	0.3

		Certificates of Deposit: 0.7%
25,000,000	#	Barton Capital LLC, 0.184%, 11/17/14	24,998,250	0.6
3,000,000	#	Thunder Bay Funding LLC, 0.180%, 08/27/14	2,999,914	0.1
			27,998,164	0.7

Shares		Value	Percentage of Net Assets

	Mutual Funds: 0.7%
27,182,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%†† (Cost $27,182,000)	27,182,000	0.7

	Total Short-Term Investments
	(Cost $205,325,500)	205,323,321	5.1

	Total Investments in Securities (Cost $4,449,826,824)	$4,543,052,425	112.5
	Liabilities in Excess of Other Assets	(505,106,027)	(12.5)
	Net Assets	$4,037,946,398	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.

††	Rate shown is the 7-day yield as of June 30, 2014.

#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

cc	Securities purchased with cash collateral for securities loaned.

W	Settlement is on a when-issued or delayed-delivery basis.

(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $4,452,655,533.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$105,861,493
Gross Unrealized Depreciation	(15,464,601)
Net Unrealized Appreciation	$90,396,892

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$985,459,547	$—	$985,459,547
Collateralized Mortgage Obligations	—	67,001,655	—	67,001,655
Municipal Bonds	—	36,926,334	—	36,926,334
Short-Term Investments	27,182,000	178,141,321	—	205,323,321
U.S. Treasury Obligations	—	1,740,229,425	—	1,740,229,425
U.S. Government Agency Obligations	—	1,342,040,725	—	1,342,040,725
Asset-Backed Securities	—	19,275,974	—	19,275,974
Foreign Government Bonds	—	146,795,444	—	146,795,444
Total Investments, at fair value	$27,182,000	$4,515,870,425	$—	$4,543,052,425
Other Financial Instruments+
Centrally Cleared Swaps	—	382,479	—	382,479
OTC Swaps	—	328,591	—	328,591
Total Assets	$27,182,000	$4,516,581,495	$—	$4,543,763,495

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

114

Voya U.S. Bond Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya U.S. Bond Index Portfolio Centrally Cleared Credit Default Swaps Outstanding on June 30, 2014

Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection(1)

Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG.20	Sell	1.000	06/20/18	USD 15,000,000	$325,219	$138,787
CDX.NA.IG.21	Sell	1.000	12/20/18	USD 20,000,000	427,763	119,491
CDX.NA.IG.21	Sell	1.000	12/20/18	USD 20,000,000	427,762	124,201
					$1,180,744	$382,479

Voya U.S. Bond Index Portfolio Over-the-Counter Credit Default Swap Agreements Outstanding on June 30, 2014:

Credit Default Swaps on Credit Indices—Sell Protection(1)

Counterparty	Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Fixed Rate (%)	Termination Date	Notional Amount(2)	Fair Value(3)	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CDX.NA.IG.20	Sell	1.000	06/20/18	USD 15,000,000	$328,591	$131,643	$196,948
						$328,591	$131,643	$196,948

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will generally either i) Pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or ii) Pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

(2)	The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(3)	The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Credit contracts	Upfront payments paid on OTC swap agreements	$131,643
Credit contracts	Unrealized appreciation on OTC swap agreements	196,948
Credit contracts	Net Assets — Unrealized Appreciation*	382,479
Total Asset Derivatives		$711,070

*	Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table following the Summary Portfolio of Investments. Only current day’s variation margin receivable/payable is included on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2014 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures	Swaps	Total
Credit Contracts	$—	$317,500	$317,500
Interest Rate Contracts	235,002	—	235,002
Total	$235,002	$317,500	$552,502

See Accompanying Notes to Financial Statements

115

Voya U.S. Bond Index Portfolio	SUMMARY PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Swaps
Credit Contracts	$268,327
Total	$268,327

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2014:

Barclays Bank PLC
Assets:
Credit default swaps	$328,591
Total Assets	$328,591

Net OTC derivative instruments by counterparty, at fair value	$328,591

Total collateral pledged by the Portfolio/(Received from counterparty)	$—

Net Exposure(1)	$328,591

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

See Accompanying Notes to Financial Statements

116

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Investment Adviser

Voya Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Administrator

Voya Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

Voya Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Goodwin Procter LLP

Exchange Place

53 State Street

Boston, Massachusetts 02109

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	VPSAR-VIPALL (0614-082014)

Semi-Annual Report

June 30, 2014

Classes I and S

Domestic Equity Index Portfolios

■	Voya Index Plus LargeCap Portfolio (formerly, ING Index Plus LargeCap Portfolio)
■	Voya Index Plus MidCap Portfolio (formerly, ING Index Plus MidCap Portfolio)
■	Voya Index Plus SmallCap Portfolio (formerly, ING Index Plus SmallCap Portfolio)

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT voyainvestments.com	VoyaTM Investment Management was formerly ING U.S. Investment Management

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Luck and Skill

Dear Shareholder,

Earlier this month many of us were caught up in the excitement of the World Cup, soccer’s premier tournament. They say that soccer teaches you about life, and that is certainly true in at least one respect: the big part that luck can play in the outcome. During the World Cup, a New York Times article examined the role of luck in soccer matches, noting that the game’s combination of low scores, fluke goals and numerous ties makes it the least predictable of the major sports.1 A survey of the research literature concluded that the outcome of a soccer match was about half skill and half luck.

What does this have to do with investing? Many investors tend to overlook the part luck plays in their investment results, giving themselves too much credit for skill. This is especially true in a bull market, when the market’s upward trend may disguise the effect of discretionary investment decisions. In assessing their performance, professional investors distinguish alpha — the return component due to manager skill — from beta — the return component due to market moves. While investors may benefit from both alpha and beta, the existence of beta reminds us that it isn’t all under our own control. We should take our successes with a touch of humility, mindful of the assist our skills have gotten from good fortune.

But if good fortune can be random, so can bad fortune. How do you set your course to allow for the unpredictable effects of good or ill winds? In our view, the best way is to minimize the opportunities for randomness to enter the picture — keep your portfolio fully invested and well diversified, and avoid the temptation to time the market. Keep your focus on your long-term goals and promptly inform your financial advisor should these goals change. Before taking action, thoroughly discuss any contemplated portfolio changes with your advisor.

On May 1, 2014, ING U.S. Investment Management changed its name to Voya Investment Management. Our new name reminds us that a secure financial future is about more than just reaching a destination — it’s about positive experiences along the way. It’s also about continuity: there will be no changes in terms of investment processes or the services we provide to you, our clients. As part of the transition to our new name, we are building upon our commitment to be a reliable partner committed to reliable investing.

We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Shaun Mathews

Executive Vice President

Voya Family of Funds

July 28, 2014

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

[1]	“Soccer, a Beautiful Game of Chance,” by John Tierney, New York Times, July 7, 2014.

1

MARKET PERSPECTIVE:  SIX MONTHS ENDED JUNE 30, 2014

Global equities, in the form of the MSCI World IndexSM (the “Index”) measured in local currencies, including net reinvested dividends ended 2013 at a record high. Investor sentiment had evidently reconciled itself to the tapering of the U.S. Federal Reserve Board’s (“Fed’s”) $85 billion of monthly Treasury and mortgage-backed securities purchases. The Fed’s December 18 announcement of a reduction in purchases to $75 billion per month with more to come was taken in stride. There was still plenty to worry about however, and in the first month of 2014 the Index slumped before recovering to end up 5.48% for the first half of the fiscal year. (The Index returned 6.18% for the six-months ended June 30, 2014, measured in U.S. dollars.)

It did not take long for worries about a flagging U.S. economy to resurface. A disappointingly weak employment report on January 10 showed only 74,000 jobs created in December, the lowest in nearly three years. A decline in the unemployment rate to 6.7% was partly due to large numbers of unemployed people leaving the workforce, while the labor participation rate equaled the lowest since March of 1978.

A cold and snowy winter was thought to be depressing hiring and other key statistics like durable goods orders and home sales. Nonetheless, in late January, Fed Chairman Bernanke, in an official capacity for the last time, announced a further $10 billion reduction in monthly purchases. Global equities markets were falling.

The Index reached its low point on February 3, down almost exactly 5% in 2014. Yet it took only 18 days to erase the loss and reclaim a small gain despite new political turmoil that flared in Eastern Europe as Russia annexed Crimea after the president of Ukraine was deposed.

It was not as if the news suddenly improved; it remained mostly poor into March. What was becoming clear, however was that it was indeed weather-related and could therefore be expected to be temporary. The Fed confirmed as much on February 14. The same week new Fed Chair Janet Yellen stressed the “continuity” of accommodative monetary policy and later confirmed that such a policy would remain in place for “some time.”

The April, May and June employment reports were significantly better, showing a monthly average of 234,000 jobs created. Retail sales, industrial production and home sales all rebounded strongly, although the pace of home price increases was moderating. Purchasing managers’ activity indices were on the rise. The Fed continued to taper without hesitation and by the end of June the pace of bond purchases had fallen to $35 billion per month.

The main outlier was gross domestic product (“GDP”). First quarter GDP growth was initially announced on April 30 as a scant 0.1% annualized. One month later it was revised down to a fall of 1.0%. And on June 25 it was further revised down to 2.9%, the worst since the first quarter of 2009. But such was the state of sentiment that markets seemed to shrug it off as the encapsulation of a weather-driven anomaly, now fading into memory.

In U.S. fixed income markets, the Barclays U.S. Aggregate Bond Index (“Barclays Aggregate”) of investment grade bonds added 3.93% in the six months through June. The Barclays Long Term U.S. Treasury sub-index, having dropped 12.66% in the previous fiscal year, bounced back to soar 12.14%. The over-all Barclay’s U.S. Treasury Bond sub-index only returned 2.72%: evidence of a flattening Treasury yield curve. The Barclays U.S. Corporate Investment Grade Bond sub-index gained 5.68% and interestingly did a little better than the Barclays High Yield Bond — 2% Issuer Constrained Composite Index (not a part of the Barclays Aggregate) which added 5.46%.

U.S. equities, represented by the S&P 500® Index including dividends, advanced 7.14% in the first half of the fiscal year, closing just off an all-time high. This represented the sixth straight calendar quarter of positive returns, a sequence not seen since 1998. Utilities was the best performing sector with a gain of 18.65%, followed at some distance by energy, 12.98%. The worst were consumer discretionary which managed only 0.60% and industrials 4.00%. Record operating earnings per share for S&P 500® companies in the fourth quarter of 2013, supported by low interest rates and slow wage growth, slipped by just about 3% in the next quarter.

In currencies, the dollar edged up only 0.37% against the euro over the six months, despite the political trouble in Ukraine and European Central Bank President Draghi’s embrace of the idea of quantitative easing for the euro zone. The dollar lost 3.21% to the pound as the UK’s strong recovery story remained largely intact. The dollar fell 3.78% against the yen, with the effectiveness of the Bank of Japan’s own quantitative easing as a means of weakening the currency increasingly in doubt.

In international markets, the MSCI Japan® Index lost 2.96% for the fiscal half year, (despite a 4.8% bounce in June). The government’s fiscal and monetary stimulus seemed to be fading, while Prime Minister Abe’s reform-based “third arrow” of economic policy was criticized as lacking definition. The MSCI Europe ex UK® Index gained 6.37%, with strength in banks, pharmaceuticals, utilities and the peripheral markets of Italy and Spain. The euro zone reported its fourth straight quarter of GDP growth; the total however amounted to less than 1%, while unemployment was still stubbornly high at 11.6%. The MSCI UK® Index rose a rather disappointing 1.88%. Stocks were held back by lagging banks, miners and telecoms. GDP in the first quarter of 2014 grew by 3.1% from a year earlier, while unemployment continued to fall, but concerns persisted about a housing price bubble and overstretched consumers.

All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Portfolios’ performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

BENCHMARK DESCRIPTIONS

Index	Description
Barclays High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
Barclays Long Term U.S. Treasury Index	The Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.
Barclays U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays U.S. Corporate Investment Grade Bond Index	The corporate component of the Barclays Capital U.S. Credit Index. The U.S. Credit Index includes publicly-issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. The index includes both corporate and non-corporate sectors. The corporate sectors are industrial, utility and finance, which includes both U.S. and non-U.S. corporations.
Barclays U.S. Treasury Bond Index	A market capitalization-weighted index that measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of one year or more.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

3

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2014 to June 30, 2014. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2014*	Beginning Account Value January 1, 2014	Ending Account Value June 30, 2014	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2014*
Voya Index Plus LargeCap Portfolio
Class I	$1,000.00	$1,072.20	0.44%	$2.26	$1,000.00	$1,022.61	0.44%	$2.21
Class S	1,000.00	1,070.70	0.69	3.54	1,000.00	1,021.37	0.69	3.46
Voya Index Plus MidCap Portfolio
Class I	$1,000.00	$1,065.30	0.49%	$2.51	$1,000.00	$1,022.36	0.49%	$2.46
Class S	1,000.00	1,063.80	0.74	3.79	1,000.00	1,021.12	0.74	3.71
Voya Index Plus SmallCap Portfolio
Class I	$1,000.00	$1,024.00	0.49%	$2.46	$1,000.00	$1,022.36	0.49%	$2.46
Class S	1,000.00	$1,023.10	0.74	3.71	1,000.00	1,021.12	0.74	3.71

*	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

4

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2014 (UNAUDITED)

	Voya Index Plus LargeCap Portfolio	Voya Index Plus MidCap Portfolio	Voya Index Plus SmallCap Portfolio
ASSETS:
Investments in securities at fair value+*	$729,900,550	$720,502,133	$332,050,767
Short-term investments at fair value**	11,355,715	12,524,844	10,184,960
Total investments at fair value	$741,256,265	$733,026,977	$342,235,727
Cash	832	435	968
Cash collateral for futures	382,360	345,150	130,460
Receivables:
Investment securities sold	21,200,440	18,557,981	3,884,731
Fund shares sold	321,456	130,914	383,688
Dividends	927,428	722,955	232,205
Prepaid expenses	2,996	3,002	1,397
Other assets	133,876	71,032	34,936
Total assets	764,225,653	752,858,446	346,904,112

LIABILITIES:
Payable for investment securities purchased	20,050,347	17,005,253	3,666,542
Payable for fund shares redeemed	274,945	106,060	315
Payable upon receipt of securities loaned	—	3,757,236	6,364,401
Payable for investment management fees	213,395	238,154	109,259
Payable for administrative fees	33,533	32,745	15,022
Payable for distribution and shareholder service fees	27,617	27,147	20,419
Payable for directors fees	3,634	3,567	1,683
Payable to directors under the deferred compensation plan (Note 6)	133,876	71,032	34,936
Other accrued expenses and liabilities	109,504	103,705	41,927
Total liabilities	20,846,851	21,344,899	10,254,504
NET ASSETS	$743,378,802	$731,513,547	$336,649,608

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$728,478,600	$549,385,584	$303,848,056
Undistributed net investment income	5,294,445	2,820,785	1,146,363
Accumulated net realized gain (loss)	(117,804,120)	49,609,852	(36,165,773)
Net unrealized appreciation	127,409,877	129,697,326	67,820,962
NET ASSETS	$743,378,802	$731,513,547	$336,649,608
_________________
+ Including securities loaned at value	$—	$3,659,197	$6,208,955
* Cost of investments in securities	$602,596,546	$590,943,097	$264,302,913
** Cost of short-term investments	$11,355,715	$12,524,844	$10,184,960

Class I
Net assets	$609,705,054	$598,403,737	$236,076,392
Shares authorized	200,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	28,800,931	25,038,452	10,615,207
Net asset value and redemption price per share	$21.17	$23.90	$22.24

Class S
Net assets	$133,673,748	$133,109,810	$100,573,216
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	6,358,691	5,629,780	4,565,702
Net asset value and redemption price per share	$21.02	$23.64	$22.03

See Accompanying Notes to Financial Statements

5

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2014 (UNAUDITED)

	Voya Index Plus LargeCap Portfolio	Voya Index Plus MidCap Portfolio	Voya Index Plus SmallCap Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$7,166,799	$4,734,185	$1,874,771
Securities lending income, net	3,781	66,795	255,215
Total investment income	7,170,580	4,800,980	2,129,986

EXPENSES:
Investment management fees	1,261,360	1,414,896	667,716
Distribution and shareholder service fees:
Class S	165,148	162,934	125,519
Transfer agent fees	429	363	248
Administrative service fees	198,208	194,542	91,808
Shareholder reporting expense	34,979	35,469	17,635
Professional fees	40,099	42,090	20,146
Custody and accounting expense	31,975	34,868	16,654
Directors fees	10,901	10,700	5,049
Miscellaneous expense	11,981	10,662	4,611
Total expenses	1,755,080	1,906,524	949,386
Net expenses	1,755,080	1,906,524	949,386
Net investment income	5,415,500	2,894,456	1,180,600

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	48,714,723	51,407,469	19,053,683
Futures	792,557	542,398	101,577
Net realized gain	49,507,280	51,949,867	19,155,260
Net change in unrealized appreciation (depreciation) on:
Investments	(4,282,376)	(9,680,286)	(12,682,581)
Futures	(155,973)	(58,050)	(49,042)
Net change in unrealized appreciation (depreciation)	(4,438,349)	(9,738,336)	(12,731,623)
Net realized and unrealized gain	45,068,931	42,211,531	6,423,637
Increase in net assets resulting from operations	$50,484,431	$45,105,987	$7,604,237
__________________
* Foreign taxes withheld	$25,767	$—	$505

See Accompanying Notes to Financial Statements

6

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya Index Plus LargeCap Portfolio		Voya Index Plus MidCap Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$5,415,500	$10,762,185	$2,894,456	$5,215,017
Net realized gain	49,507,280	94,675,430	51,949,867	84,884,993
Net change in unrealized appreciation (depreciation)	(4,438,349)	91,036,866	(9,738,336)	109,815,353
Increase in net assets resulting from operations	50,484,431	196,474,481	45,105,987	199,915,363

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(9,040,215)	(10,204,197)	(4,524,218)	(6,251,618)
Class S	(1,721,169)	(2,123,002)	(701,738)	(1,180,347)
Net realized gains:
Class I	—	—	(24,423,502)	—
Class S	—	—	(5,528,242)	—
Total distributions	(10,761,384)	(12,327,199)	(35,177,700)	(7,431,965)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,635,787	8,649,799	6,406,767	9,954,963
Reinvestment of distributions	10,761,384	12,327,199	35,177,700	7,431,965
	14,397,171	20,976,998	41,584,467	17,386,928
Cost of shares redeemed	(49,116,497)	(110,132,145)	(43,017,870)	(96,141,714)
Net decrease in net assets resulting from capital share transactions	(34,719,326)	(89,155,147)	(1,433,403)	(78,754,786)
Net increase in net assets	5,003,721	94,992,135	8,494,884	113,728,612

NET ASSETS:
Beginning of year or period	738,375,081	643,382,946	723,018,663	609,290,051
End of year or period	$743,378,802	$738,375,081	$731,513,547	$723,018,663
Undistributed net investment income at end of year or period	$5,294,445	$10,640,329	$2,820,785	$5,152,285

See Accompanying Notes to Financial Statements

7

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

	Voya Index Plus SmallCap Portfolio
	Six Months Ended June 30, 2014	Year Ended December 31, 2013
FROM OPERATIONS:
Net investment income	$1,180,600	$1,895,927
Net realized gain	19,155,260	35,179,583
Net change in unrealized appreciation (depreciation)	(12,731,623)	70,735,621
Increase in net assets resulting from operations	7,604,237	107,811,131

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	(1,491,398)	(1,985,531)
Class S	(406,155)	(735,068)
Total distributions	(1,897,553)	(2,720,599)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,368,749	17,532,869
Reinvestment of distributions	1,897,553	2,720,599
	5,266,302	20,253,468
Cost of shares redeemed	(23,999,404)	(39,413,714)
Net decrease in net assets resulting from capital share transactions	(18,733,102)	(19,160,246)
Net increase (decrease) in net assets	(13,026,418)	85,930,286

NET ASSETS:
Beginning of year or period	349,676,026	263,745,740
End of year or period	$336,649,608	$349,676,026
Undistributed net investment income at end of year or period	$1,146,363	$1,863,316

See Accompanying Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets							Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions (2)(3)(4)	Expenses net of fee waivers and/or recoupments if any (2)(3)(4)		Expense net of all reductions/ additions (2)(3)(4)		Net investment income (loss) (2)(3)(4)		Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)		(%)		(%)		($000’s)	(%)
Voya Index Plus LargeCap Portfolio
Class I
06-30-14	20.05	0.16	•	1.27	1.43	0.31	—	—	0.31	—	21.17	7.22	0.44	0.44		0.44		1.55		609,705	38
12-31-13	15.37	0.28	•	4.72	5.00	0.32	—	—	0.32	—	20.05	32.92	0.44	0.44		0.44		1.60		601,491	80
12-31-12	13.64	0.27	•	1.70	1.97	0.24	—	—	0.24	—	15.37	14.45	0.45	0.45		0.45		1.84		516,227	166
12-31-11	13.89	0.21	•	(0.20)	0.01	0.26	—	—	0.26	—	13.64	(0.09)	0.44	0.44		0.44		1.54		544,124	130
12-31-10	12.42	0.22	•	1.50	1.72	0.25	—	—	0.25	—	13.89	13.96	0.44	0.44	†	0.44	†	1.75	†	631,278	157
12-31-09	10.44	0.21	•	2.12	2.33	0.35	—	—	0.35	—	12.42	23.20	0.45	0.45	†	0.45	†	2.01	†	678,612	142
Class S
06-30-14	19.89	0.13	•	1.26	1.39	0.26	—	—	0.26	—	21.02	7.07	0.69	0.69		0.69		1.30		133,674	38
12-31-13	15.24	0.24	•	4.68	4.92	0.27	—	—	0.27	—	19.89	32.67	0.69	0.69		0.69		1.35		136,884	80
12-31-12	13.53	0.23	•	1.68	1.91	0.20	—	—	0.20	—	15.24	14.11	0.70	0.70		0.70		1.59		127,156	166
12-31-11	13.78	0.18		(0.21)	(0.03)	0.22	—	—	0.22	—	13.53	(0.34)	0.69	0.69		0.69		1.28		132,939	130
12-31-10	12.33	0.19	•	1.48	1.67	0.22	—	—	0.22	—	13.78	13.63	0.69	0.69	†	0.69	†	1.50	†	171,456	157
12-31-09	10.34	0.18	•	2.12	2.30	0.31	—	—	0.31	—	12.33	23.01	0.70	0.70	†	0.70	†	1.76	†	184,661	142
Voya Index Plus MidCap Portfolio
Class I
06-30-14	23.62	0.10	•	1.38	1.48	0.19	1.01	—	1.20	—	23.90	6.53	0.49	0.49		0.49		0.86		598,404	38
12-31-13	17.76	0.17	•	5.92	6.09	0.23	—	—	0.23	—	23.62	34.56	0.49	0.49		0.49		0.81		588,001	66
12-31-12	15.22	0.21	•	2.48	2.69	0.15	—	—	0.15	—	17.76	17.70	0.50	0.50		0.50		1.24		491,445	164
12-31-11	15.51	0.14		(0.30)	(0.16)	0.13	—	—	0.13	—	15.22	(1.15)	0.49	0.49		0.49		0.83		482,378	101
12-31-10	12.85	0.11	•	2.70	2.81	0.15	—	—	0.15	—	15.51	21.91	0.48	0.48	†	0.48	†	0.84	†	549,499	162
12-31-09	9.94	0.15	•	2.95	3.10	0.19	—	—	0.19	—	12.85	31.71	0.52	0.52	†	0.52	†	1.38	†	512,163	132
Class S
06-30-14	23.35	0.07	•	1.36	1.43	0.13	1.01	—	1.14	—	23.64	6.38	0.74	0.74		0.74		0.61		133,110	38
12-31-13	17.56	0.12	•	5.85	5.97	0.18	—	—	0.18	—	23.35	34.23	0.74	0.74		0.74		0.56		135,017	66
12-31-12	15.05	0.17	•	2.44	2.61	0.10	—	—	0.10	—	17.56	17.38	0.75	0.75		0.75		0.99		117,845	164
12-31-11	15.34	0.09	•	(0.29)	(0.20)	0.09	—	—	0.09	—	15.05	(1.39)	0.74	0.74		0.74		0.58		117,222	101
12-31-10	12.72	0.08	•	2.66	2.74	0.12	—	—	0.12	—	15.34	21.57	0.73	0.73	†	0.73	†	0.59	†	144,975	162
12-31-09	9.82	0.12	•	2.93	3.05	0.15	—	—	0.15	—	12.72	31.47	0.77	0.77	†	0.77	†	1.13	†	138,978	132
Voya Index Plus SmallCap Portfolio
Class I
06-30-14	21.86	0.08	•	0.44	0.52	0.14	—	—	0.14	—	22.24	2.40	0.49	0.49		0.49		0.78		236,076	21
12-31-13	15.48	0.14	•	6.42	6.56	0.18	—	—	0.18	—	21.86	42.70	0.49	0.49		0.49		0.70		243,564	55
12-31-12	13.85	0.16	•	1.55	1.71	0.08	—	—	0.08	—	15.48	12.38	0.51	0.51		0.51		1.06		176,644	144
12-31-11	14.06	0.08		(0.17)	(0.09)	0.12	—	—	0.12	—	13.85	(0.74)	0.50	0.50		0.50		0.52		186,300	115
12-31-10	11.52	0.12	•	2.51	2.63	0.09	—	—	0.09	—	14.06	22.84	0.49	0.49	†	0.49	†	0.99	†	215,343	160
12-31-09	9.41	0.09	•	2.20	2.29	0.18	—	—	0.18	—	11.52	24.85	0.52	0.52	†	0.52	†	0.90	†	197,476	98
Class S
06-30-14	21.62	0.06	•	0.44	0.50	0.09	—	—	0.09	—	22.03	2.31	0.74	0.74		0.74		0.53		100,573	21
12-31-13	15.32	0.08	•	6.36	6.44	0.14	—	—	0.14	—	21.62	42.28	0.74	0.74		0.74		0.45		106,112	55
12-31-12	13.70	0.12	•	1.54	1.66	0.04	—	—	0.04	—	15.32	12.14	0.76	0.76		0.76		0.82		87,102	144
12-31-11	13.91	0.05		(0.18)	(0.13)	0.08	—	—	0.08	—	13.70	(0.98)	0.75	0.75		0.75		0.26		90,025	115
12-31-10	11.41	0.09	•	2.47	2.56	0.06	—	—	0.06	—	13.91	22.47	0.74	0.74	†	0.74	†	0.74	†	109,387	160
12-31-09	9.30	0.06	•	2.19	2.25	0.14	—	—	0.14	—	11.41	24.65	0.77	0.77	†	0.77	†	0.65	†	103,173	98

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed by an Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by an Investment Adviser and/or Distributor but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
•	Calculated using average number of shares outstanding throughout the period.
†	Impact of waiving the advisory fee for the ING Institutional Prime Money Market Fund holding has less than 0.005% impact on the expense ratio and net investment income or loss ratio.

See Accompanying Notes to Financial Statements

9

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Variable Portfolios, Inc. (formerly, ING Variable Portfolios, Inc.) (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act” or “Act”) as an open-end management investment company. The Company was incorporated under the laws of Maryland on June 4, 1996. There are nineteen active separate investment series that comprise the Company. The three series (each a “Portfolio” and collectively the “Portfolios”) included in this report are: Voya Index Plus LargeCap Portfolio (“Index Plus LargeCap”), Voya Index Plus MidCap Portfolio (“Index Plus MidCap”), and Voya Index Plus SmallCap Portfolio (“Index Plus SmallCap”), each a diversified series of the Company. The investment objective of the Portfolios is described in the Portfolios’ Prospectus.

The Company is authorized to offer four classes of shares, referred to as Adviser Class (“Class ADV”), Class I, Class S and Service 2 Class (“Class S2”); however, the Portfolios do not currently offer all classes. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Voya Investments, LLC (formerly, ING Investments, LLC) (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (formerly, ING Investment Management Co. LLC) (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Funds Services, LLC (formerly, ING Funds Services, LLC) (“VFS” or the “Administrator”), a Delaware limited liability company, serves as the Administrator to the Portfolios. Voya Investments Distributor, LLC (formerly, ING Investments Distributor, LLC) (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A.  Security Valuation. U.S. GAAP defines fair value as the price the Portfolios would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in equity securities traded on a national securities exchange are valued at the official closing price when available or, for certain markets, the last reported sale price on each valuation day. Securities traded on an exchange for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices on each valuation day. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities acquired with more than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Investments in securities of sufficient credit quality, maturing in 60 days or less are valued at amortized cost which approximates fair value. Investments in open-end mutual funds are valued at net asset value (“NAV”).

Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. U.S. government obligations are valued by using market quotations or independent pricing services that use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities which are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Portfolios’ Board of Directors (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that a

10

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Portfolio calculates its NAV may also be valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. All such valuations are made in accordance with valuation procedures of the Portfolios (the “Valuation Procedures”) which have been approved by the Board. The valuation techniques applied in any specific instance are set forth in the Valuation Procedures and may vary from case to case. With respect to a restricted security, for example, consideration is generally given to the cost of the investment, the market value of any unrestricted securities of the same class at the time of valuation, the potential expiration of restrictions on the security, the existence of any registration rights, the costs to the Portfolios related to registration of the security, as well as factors relevant to the issuer itself. Consideration may also be given to the price and extent of any public trading in similar securities of the issuer or comparable companies’ securities. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time a Portfolio determines its NAV or if the foreign exchange closes prior to the time a Portfolio determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the New York Stock Exchange (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of a Portfolio’s NAV may not take place contemporaneously with the determination of the prices of securities held by a Portfolio in foreign securities markets. Further, the value of a Portfolio’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of a Portfolio. In calculating a Portfolio’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by a Portfolio closes but before the time that a Portfolio’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time a Portfolio determines its NAV. In such a case, a Portfolio will use the fair value of such securities as determined under a Portfolio’s Valuation Procedures. Events after the close of trading on a foreign market that could require a Portfolio to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time a Portfolio calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that a Portfolio could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, a Portfolio is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes a Portfolio to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Portfolio determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in a Portfolio’s NAV.

Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the Sub-Adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing each Portfolio’s investments under these levels of classification is included following the Summary Portfolio of Investments.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the “Pricing Committee” as established by the Portfolios’ Administrator. The Pricing Committee considers all facts they deem relevant that are

11

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

reasonably available, through either public information or information available to the Investment Adviser or Sub-Adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When a Portfolio uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured a Portfolio can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the independent pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of a Portfolio’s assets and liabilities. A reconciliation of Level 3 investments is presented only when a Portfolio has a significant amount of Level 3 investments.

For the six months ended June 30, 2014, there have been no significant changes to the fair valuation methodologies.

B.  Security Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.

C.  Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

1.	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

2.	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on a Portfolio’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gains, if any, are declared and paid annually by the Portfolios. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to

12

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

E.  Federal Income Taxes. It is the policy of each Portfolio to comply with subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to their shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized or expire.

F.  Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G.  Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, a Portfolio may seek to use derivatives to increase or decrease its exposure to the following market risk factors:

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of a Portfolio to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Portfolio is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and a Portfolio. Associated risks are not the risks that a Portfolio is attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that a Portfolio will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

H.  Foreign Currency Transactions and Futures Contracts. Each Portfolio may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a currency forward contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon date. The Portfolios either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. There were no forward foreign currency contracts entered into by any Portfolio during the six months ended June 30, 2014.

13

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. Open futures contracts are reported on a table following each Summary Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Summary Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in each Portfolio’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in each Portfolio’s Statement of Operations. Realized gains (losses) are reported in each Portfolio’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During six months ended June 30, 2014, each Portfolio has purchased futures contracts on various equity indices to “equitize” cash. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the six months ended June 30, 2014, Index Plus LargeCap, Index Plus MidCap, and Index Plus SmallCap had average notional values on futures contracts purchased of $6,966,558, $6,765,360 and $2,581,733, respectively.

I.  Securities Lending. Each Portfolio may temporarily loan up to 33-1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. The borrower is required to fully collateralize the loans with cash or U.S. government securities. Generally, in the event of counterparty default, each Portfolio has the right to use collateral to offset losses incurred. There would be potential loss to a Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral. Each Portfolio bears the risk of loss with respect to the investment of collateral with the following exception: The Bank of New York Mellon (“BNY”) provides each portfolio indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Portfolio.

J.  Restricted Securities. Each Portfolio may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933 (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value, as defined in the Act, determined in good faith under procedures approved by the Board.

K.  Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

For the six months ended June 30, 2014, the cost of purchases and the proceeds from the sale of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Index Plus LargeCap	$275,469,983	$317,709,436
Index Plus MidCap	266,182,418	301,412,554
Index Plus SmallCap	71,829,786	92,923,065

14

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 4 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

The Portfolios have entered into an investment management agreement (“Investment Management Agreement”) with the Investment Adviser. The Investment Management Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:

Index Plus LargeCap	0.35%
Index Plus MidCap	0.40%
Index Plus SmallCap	0.40%

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

VFS acts as administrator and provides certain administrative and shareholder services necessary for Portfolio operations and is responsible for the supervision of other service providers. For its services, VFS is entitled to receive from each Portfolio a fee at an annual rate of 0.055% on the first $5 billion of average daily net assets and 0.030% thereafter.

In placing equity security transactions, the Sub-Adviser is required to use its best efforts to choose a broker capable of providing brokerage services necessary to obtain the best execution for each transaction. Subject to this requirement, the Sub-Adviser may allocate equity security transactions through certain designated broker-dealers. Some of these broker-dealers participate in commission recapture programs that have been established for the benefit of the Portfolios. Under these programs, the participating broker-dealers will return to a Portfolio a portion of the brokerage commissions (in the form of a credit to a Portfolio) paid to the broker-dealers to pay certain expenses of a Portfolio. These commission recapture payments benefit the Portfolios and not the Sub-Adviser. Any amount credited to a Portfolio is reflected as brokerage commission recapture in the Statements of Operations.

NOTE 5 — DISTRIBUTION FEES

Class S shares of the Portfolios have a Shareholder Services and Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), whereby the Distributor is compensated by each Portfolio for expenses incurred for shareholder servicing and/or the distribution of each Portfolio’s Class S shares. Pursuant to the 12b-1 Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s Class S shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plan, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2014, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. (formerly, ING U.S. Inc.) owned more than 5% of the following Portfolios:

Subsidiaries	Portfolios	Percentage
ING Life Insurance and Annuity Company	Index Plus LargeCap	77.20%
	Index Plus MidCap	77.69
	Index Plus SmallCap	62.81

ING USA Annuity and Life Insurance Company	Index Plus LargeCap	17.34
	Index Plus MidCap	16.85
	Index Plus SmallCap	28.27

Control is defined by the 1940 Act as the beneficial ownership, either directly or through one or more controlled companies, of more than 25% of the voting securities of a company. The 1940 Act defines affiliates as companies that are under common control. Investment activities of these shareholders could have a material impact on the Portfolios. Therefore, because the Portfolios have a common owner that owns over 25% of the outstanding securities of the Portfolios, they are deemed to be affiliates of each other.

The Portfolios have adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated directors, as described in the Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the Plan, the amounts deferred are invested in shares of the “notional” funds selected by the director. The Portfolios purchase shares of the “notional” funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the Statement of Assets and Liabilities. Deferral of directors’ fees under the Plan will not affect net assets of the Portfolio, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the Plan.

15

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 7 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:

Portfolio	Class I	Class S
Index Plus LargeCap	0.55%	0.80%
Index Plus MidCap	0.60%	0.85%
Index Plus SmallCap	0.60%	0.85%

The Investment Adviser may at a later date recoup from a Portfolio for management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.

As of June 30, 2014, the Portfolios did not have any amount of waived or reimbursed fees that would be subject to possible recoupment by the Investment Adviser.

The Expense Limitation Agreement is contractual through May 1, 2015 and shall renew automatically for one-year terms unless: (i) the Investment Adviser provides 90 days written notice of its termination and such termination is approved by the Board; or (ii) the Investment Management Agreement has been terminated.

NOTE 8 — LINE OF CREDIT

The Portfolios, in addition to certain other funds managed by the Investment Adviser, have entered into an unsecured committed revolving line of credit agreement (the “Credit Agreement”) with BNY for an aggregate amount of $200,000,000. The proceeds may be used to: (1) temporarily finance the purchase or sale of securities; or (2) finance the redemption of shares of an investor in the funds. The funds to which the line of credit is available pay a commitment fee equal to 0.07% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 23, 2014, the funds to which the Credit Agreement is available paid a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears.

Generally, borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.

The Portfolios did not utilize the line of credit during the six months ended June 30, 2014.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Index Plus LargeCap
Class I
6/30/2014	154,709	—	447,757	(1,796,468)	(1,194,002)	3,111,151	—	9,040,215	(36,314,603)	(24,163,237)
12/31/2013	395,221	—	608,376	(4,598,698)	(3,595,101)	6,996,235	—	10,204,197	(80,964,805)	(63,764,373)
Class S
6/30/2014	26,038	—	85,844	(634,995)	(523,113)	524,636	—	1,721,169	(12,801,894)	(10,556,089)
12/31/2013	87,773	—	127,407	(1,674,306)	(1,459,126)	1,653,564	—	2,123,002	(29,167,340)	(25,390,774)
Index Plus MidCap
Class I
6/30/2014	222,210	—	1,280,873	(1,358,487)	144,596	5,203,037	—	28,947,721	(31,794,757)	2,356,001
12/31/2013	391,651	—	317,825	(3,485,127)	(2,775,651)	7,962,169	—	6,251,618	(73,724,808)	(59,511,021)
Class S
6/30/2014	52,385	—	278,497	(483,280)	(152,398)	1,203,730	—	6,229,979	(11,223,113)	(3,789,404)
12/31/2013	93,665	—	60,593	(1,082,494)	(928,236)	1,992,794	—	1,180,347	(22,416,906)	(19,243,765)
Index Plus SmallCap
Class I
6/30/2014	132,419	—	69,887	(730,747)	(528,441)	2,860,404	—	1,491,398	(15,807,109)	(11,455,307)
12/31/2013	838,756	—	118,398	(1,222,516)	(265,362)	15,696,541	—	1,985,531	(22,401,455)	(4,719,383)
Class S
6/30/2014	23,374	—	19,213	(383,958)	(341,371)	508,345	—	406,155	(8,192,295)	(7,277,795)
12/31/2013	89,555	—	44,228	(912,458)	(778,675)	1,836,328	—	735,068	(17,012,259)	(14,440,863)

16

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 10 — SECURITIES LENDING

Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Portfolios can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral must be equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral provided that the cash collateral is invested solely in overnight repurchase agreements.

The cash collateral is invested in overnight repurchase agreements that are collateralized at 102% with securities issued or fully guaranteed by the United States Treasury; United States government or any agency, instrumentality or authority of the United States government. The securities purchased with cash collateral received are reflected in the Summary Portfolio of Investments under Securities Lending Collateral.

Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in the Portfolios. The following is a summary of the Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2014:

Index Plus MidCap
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Credit Suisse Securities USA	$134,010	$(134,010)	$—
Goldman Sachs & Company	2,267,187	(2,267,187)	—
JPMorgan Clearing Corp.	387,273	(387,273)	—
Morgan Stanley & Co. LLC	465,391	(465,391)	—
SG Americas Security LLC	405,336	(405,336)	—
Total	$3,659,197	$(3,659,197)	$—

(1)	Collateral with a fair value of $3,757,236 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Index Plus SmallCap
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets	$77,217	$(77,217)	$—
Deutsche Bank Securities	317,962	(317,962)	—
Goldman Sachs & Company	834,375	(834,375)	—
JPMorgan Clearing Corp.	3,310,541	(3,310,541)	—
Morgan Stanley & Co. LLC	1,612,744	(1,612,744)	—
UBS Securities, LLC	56,116	(56,116)	—
Total	$6,208,955	$(6,208,955)	$—

(1)	Collateral with a fair value of $6,364,401 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Six Months Ended June 30, 2014		Year Ended December 31, 2013
	Ordinary Income	Long-term Capital Gains	Ordinary Income
Index Plus LargeCap	$10,761,384	$—	$12,327,199
Index Plus MidCap	5,225,956	29,951,744	7,431,965
Index Plus SmallCap	1,897,553	—	2,720,599

17

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2013 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the “Act”) provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Portfolios’ pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)	Short-term Capital Loss Carryforwards	Expiration
Index Plus LargeCap	$10,765,556	$—	$130,168,926	$(70,615,471)	2016
				(95,016,629)	2017
				$(165,632,100)
Index Plus MidCap	5,216,241	29,924,512	137,122,879	—	—
Index Plus SmallCap	1,896,536	—	79,496,317	(54,264,765)	2018

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2009.

As of June 30, 2014, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 12 — CONCENTRATION OF INVESTMENT RISK

All mutual funds involve risk—some more than others — and there is always the chance that you could lose money or not earn as much as you hope. A Portfolio’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Portfolios and their corresponding risks, see the Portfolios’ most recent Prospectus and/or the Statement of Additional Information.

NOTE 13 — RESTRUCTURING PLAN

In October 2009, ING Groep N.V. (“ING Groep”) submitted a restructuring plan (the “Restructuring Plan”) to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including Voya Financial, Inc., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of Voya Financial, Inc. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the “Separation Plan”).

In May 2013, Voya Financial, Inc. conducted an initial public offering of Voya Financial, Inc. common stock (the “IPO”). In October 2013, ING Groep divested additional shares in a secondary offering of common stock of Voya Financial, Inc. In March 2014, ING Groep divested additional shares, reducing its ownership interest in Voya Financial, Inc. below 50%. Voya Financial, Inc. did not receive any proceeds from these offerings.

ING Groep has stated that it intends to sell its remaining interest in Voya Financial, Inc. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep’s remaining interest in one or more broadly distributed offerings, all options remain open and it is possible that ING Groep’s divestment of its remaining interest in Voya Financial, Inc. may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing investment advisory and sub-advisory agreements under which the Investment Adviser and sub-adviser provide services to the Portfolios. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements for the Portfolios, as applicable, in connection with the IPO. Shareholders of each Portfolio approved the new investment advisory and sub-advisory agreements prompted by the IPO, as well as any future advisory and sub-advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not materially different from the current agreements. This

18

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

NOTE 13 — RESTRUCTURING PLAN (continued)

means that shareholders may not have another opportunity to vote on a new agreement with the Investment Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains “control” (as defined in the 1940 Act) of Voya Financial, Inc.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of Voya Financial, Inc. and its subsidiaries, including the Investment Adviser and affiliated entities that provide services to the Portfolios, and may cause, among other things, interruption of business operations or services, diversion of management’s attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Investment Adviser’s loss of access to the resources of ING Groep, which could adversely affect its business. Since a portion of the shares of Voya Financial, Inc., as a standalone entity, are publicly held, it is subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The Separation Plan may be implemented in phases. During the time that ING Groep retains a significant interest in Voya Financial, Inc., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect Voya Financial, Inc. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between Voya Financial, Inc. and ING Groep, and could adversely affect Voya Financial, Inc. and the Investment Adviser and its affiliates. Currently, the Investment Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Portfolios and their operations.

NOTE 14 — SUBSEQUENT EVENTS

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

19

VOYA INDEX PLUS LARGECAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED)

Sector Diversification as of June 30, 2014 (as a percentage of net assets)

Information Technology	18.7%
Financials	15.3%
Consumer Discretionary	13.4%
Health Care	11.9%
Industrials	10.4%
Energy	9.7%
Consumer Staples	8.9%
Materials	3.9%
Utilities	3.5%
Telecommunication Services	2.5%
Assets in Excess of Other Liabilities*	1.8%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.2%
		Consumer Discretionary: 13.4%
217,021		Comcast Corp. — Class A	$11,649,687	1.6
126,567		Home Depot, Inc.	10,246,864	1.4
98,790		Macy’s, Inc.	5,731,796	0.8
69,637		Michael Kors Holdings Ltd.	6,173,320	0.8
100,183		Nike, Inc.	7,769,192	1.1
132,651		Walt Disney Co.	11,373,497	1.5
770,815		Other Securities	46,407,437	6.2
			99,351,793	13.4

		Consumer Staples: 8.9%
218,516		Altria Group, Inc.	9,164,561	1.2
78,972		Coca-Cola Co.	3,345,254	0.5
123,668		Coca-Cola Enterprises, Inc.	5,908,857	0.8
119,484		CVS Caremark Corp.	9,005,509	1.2
66,331		Kimberly-Clark Corp.	7,377,334	1.0
467,508		Other Securities	31,186,139	4.2
			65,987,654	8.9

		Energy: 9.7%
72,712		Anadarko Petroleum Corp.	7,959,783	1.1
52,448		Chevron Corp.	6,847,086	0.9
72,266		EOG Resources, Inc.	8,445,005	1.1
151,097		ExxonMobil Corp.	15,212,446	2.1
115,200		Halliburton Co.	8,180,352	1.1
89,779		Occidental Petroleum Corp.	9,214,019	1.2
258,171		Other Securities	16,555,729	2.2
			72,414,420	9.7

		Financials: 15.3%
54,027		Ameriprise Financial, Inc.	6,483,240	0.9
49,052	@	Berkshire Hathaway, Inc.	6,208,021	0.8

COMMON STOCK: (continued)
		Financials: (continued)
110,094		Discover Financial Services	$6,823,626	0.9
267,650		Host Hotels & Resorts, Inc.	5,890,976	0.8
254,504		JPMorgan Chase & Co.	14,664,520	2.0
153,539		ProLogis, Inc.	6,308,918	0.8
79,731		Prudential Financial, Inc.	7,077,721	1.0
313,144		Wells Fargo & Co.	16,458,849	2.2
1,596,614		Other Securities	44,191,532	5.9
			114,107,403	15.3

		Health Care: 11.9%
37,626	@	Alexion Pharmaceuticals, Inc.	5,879,062	0.8
108,600	@	Gilead Sciences, Inc.	9,004,026	1.2
88,267		Johnson & Johnson	9,234,494	1.2
88,536		Medtronic, Inc.	5,645,055	0.8
219,295		Merck & Co., Inc.	12,686,216	1.7
458,877		Pfizer, Inc.	13,619,469	1.8
377,131		Other Securities	32,643,534	4.4
			88,711,856	11.9

		Industrials: 10.4%
109,540		Ametek, Inc.	5,726,751	0.8
72,036		Boeing Co.	9,165,140	1.2
77,253		Caterpillar, Inc.	8,395,084	1.1
93,430		Danaher Corp.	7,355,744	1.0
53,871		General Dynamics Corp.	6,278,665	0.8
297,945		General Electric Co.	7,829,995	1.1
94,120		Union Pacific Corp.	9,388,470	1.3
368,222		Other Securities	23,053,185	3.1
			77,193,034	10.4

		Information Technology: 18.7%
314,422		Apple, Inc.	29,219,237	3.9
438,061		Cisco Systems, Inc.	10,885,816	1.5
139,096		Cognizant Technology Solutions Corp.	6,803,185	0.9
53,421	@	F5 Networks, Inc.	5,953,236	0.8
87,963		Facebook, Inc.	5,919,030	0.8
5,659		Google, Inc.	3,255,510	0.4
12,186		Google, Inc. — Class A	7,124,789	1.0
453,039		Microsoft Corp.	18,891,726	2.6
220,434		Oracle Corp.	8,934,190	1.2
1,107,197		Other Securities	41,891,663	5.6
			138,878,382	18.7

		Materials: 3.9%
198,959		Freeport-McMoRan Copper & Gold, Inc.	7,262,004	1.0
131,408		International Paper Co.	6,632,162	0.9
170,028		Other Securities	14,939,629	2.0
			28,833,795	3.9

See Accompanying Notes to Financial Statements

20

VOYA INDEX PLUS LARGECAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Telecommunication Services: 2.5%
216,113	Verizon Communications, Inc.	$10,574,409	1.4
224,440	Other Securities	8,015,253	1.1
		18,589,662	2.5

	Utilities: 3.5%
78,563	DTE Energy Co.	6,117,701	0.8
74,956	Entergy Corp.	6,153,138	0.9
353,705	Other Securities	13,561,712	1.8
		25,832,551	3.5

	Total Common Stock
	(Cost $602,596,546)	729,900,550	98.2

SHORT-TERM INVESTMENTS: 1.5%
	Mutual Funds: 1.5%
11,355,715	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $11,355,715)	$11,355,715	1.5

	Total Short-Term Investments
	(Cost $11,355,715)	11,355,715	1.5

	Total Investments in Securities (Cost $613,952,261)	$741,256,265	99.7
	Assets in Excess of Other Liabilities	2,122,537	0.3
	Net Assets	$743,378,802	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

††	Rate shown is the 7-day yield as of June 30, 2014.

@	Non-income producing security

Cost for federal income tax purposes is $615,287,847.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$129,187,352
Gross Unrealized Depreciation	(3,218,934)
Net Unrealized Appreciation	$125,968,418

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$729,900,550	$—	$—	$729,900,550
Short-Term Investments	11,355,715	—	—	11,355,715
Total Investments, at fair value	$741,256,265	$—	$—	$741,256,265
Other Financial Instruments+
Futures	105,873	—	—	105,873
Total Assets	$741,362,138	$—	$—	$741,362,138

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

21

VOYA INDEX PLUS LARGECAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Voya Index Plus LargeCap Portfolio Open Futures Contracts on June 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P 500 E-Mini	88	09/19/14	$8,590,560	$105,873
			$8,590,560	$105,873

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement
Asset Derivatives	of Assets and Liabilities	Fair Value
Equity contracts	Net Assets — Unrealized appreciation*	$105,873
Total Liability Derivatives		$105,873

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$792,557
Total	$792,557

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(155,973)
Total	$(155,973)

See Accompanying Notes to Financial Statements

22

VOYA INDEX PLUS MIDCAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED)

Sector Diversification as of June 30, 2014 (as a percentage of net assets)

Financials	22.8%
Industrials	16.4%
Information Technology	15.1%
Consumer Discretionary	13.1%
Health Care	9.7%
Materials	7.7%
Utilities	5.3%
Energy	4.8%
Consumer Staples	3.1%
Telecommunication Services	0.5%
Assets in Excess of Other Liabilities*	1.5%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.5%
		Consumer Discretionary: 13.1%
83,795	@	Bally Technologies, Inc.	$5,507,007	0.8
125,672		Brinker International, Inc.	6,113,943	0.8
124,702		Cheesecake Factory	5,788,667	0.8
121,800		Foot Locker, Inc.	6,177,696	0.8
134,705	@	Jarden Corp.	7,994,742	1.1
291,777	@	LKQ Corp.	7,787,528	1.1
60,579		Polaris Industries, Inc.	7,889,809	1.1
905,183		Other Securities	48,357,288	6.6
			95,616,680	13.1

		Consumer Staples: 3.1%
67,717		Energizer Holdings, Inc.	8,263,505	1.1
277,946		Flowers Foods, Inc.	5,859,102	0.8
123,763		Other Securities	8,495,333	1.2
			22,617,940	3.1

		Energy: 4.8%
178,827		Patterson-UTI Energy, Inc.	6,248,215	0.9
64,398		SM Energy Co.	5,415,872	0.7
90,103	@	Unit Corp.	6,201,790	0.9
447,436		Other Securities	17,113,923	2.3
			34,979,800	4.8

		Financials: 22.8%
167,743		Arthur J. Gallagher & Co.	7,816,824	1.1
43,150	@	Everest Re Group Ltd.	6,925,144	0.9
137,533		Extra Space Storage, Inc.	7,323,632	1.0
225,629		First American Financial Corp.	6,270,230	0.9
118,924		HCC Insurance Holdings, Inc.	5,820,141	0.8
58,657		Jones Lang LaSalle, Inc.	7,413,658	1.0

COMMON STOCK: (continued)
		Financials: (continued)
132,798		PacWest Bancorp	$5,732,890	0.8
60,192		Signature Bank	7,595,027	1.0
84,961		SL Green Realty Corp.	9,295,583	1.3
58,947	@	SVB Financial Group	6,874,399	0.9
181,962		Webster Financial Corp.	5,739,081	0.8
3,061,276		Other Securities (a)	90,378,618	12.3
			167,185,227	22.8

		Health Care: 9.7%
63,114		Covance, Inc.	5,401,296	0.7
74,417	@	Henry Schein, Inc.	8,831,065	1.2
116,470		Mednax, Inc.	6,772,731	0.9
55,816		Universal Health Services, Inc.	5,344,940	0.7
82,287		WellCare Health Plans, Inc.	6,143,547	0.9
690,443		Other Securities	38,544,804	5.3
			71,038,383	9.7

		Industrials: 16.4%
66,346		Alaska Air Group, Inc.	6,306,187	0.9
87,366		Clarcor, Inc.	5,403,587	0.7
101,525	@	Clean Harbors, Inc.	6,522,981	0.9
45,271		Hubbell, Inc.	5,575,124	0.8
79,498		Lincoln Electric Holdings, Inc.	5,555,320	0.8
80,069		Regal-Beloit Corp.	6,290,221	0.9
142,024		Trinity Industries, Inc.	6,209,289	0.8
161,809		Waste Connections, Inc.	7,855,827	1.1
106,328		Woodward Governor Co.	5,335,539	0.7
1,976,017		Other Securities	64,650,971	8.8
			119,705,046	16.4

		Information Technology: 15.1%
92,948	@	Ansys, Inc.	7,047,317	1.0
172,526		Broadridge Financial Solutions, Inc. ADR	7,183,983	1.0
102,476	@	Gartner, Inc.	7,226,607	1.0
164,320	@	Informatica Corp.	5,858,008	0.8
205,274		Ingram Micro, Inc.	5,996,054	0.8
109,541	@	Micros Systems, Inc.	7,437,834	1.0
422,179	@	Polycom, Inc.	5,289,903	0.7
2,118,232		Other Securities (a)	64,432,224	8.8
			110,471,930	15.1

		Materials: 7.7%
91,692		Albemarle Corp.	6,555,978	0.9
89,314		Minerals Technologies, Inc.	5,857,212	0.8
113,372		Packaging Corp. of America	8,104,964	1.1
136,823		Worthington Industries	5,888,862	0.8
1,161,999		Other Securities (a)	29,937,768	4.1
			56,344,784	7.7

See Accompanying Notes to Financial Statements

23

VOYA INDEX PLUS MIDCAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Telecommunication Services: 0.5%
34,523	Other Securities	$3,531,703	0.5

	Utilities: 5.3%
65,059	Energen Corp.	5,782,444	0.8
232,842	Great Plains Energy, Inc.	6,256,464	0.8
618,533	Other Securities	26,971,732	3.7
		39,010,640	5.3

	Total Common Stock
	(Cost $590,943,097)	720,502,133	98.5

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 1.7%
	Securities Lending Collateralcc(1): 0.5%
757,236	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $757,239, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $772,381, due 07/15/14–04/20/64)	757,236	0.1
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 06/30/14, 0.14%, due 07/01/14 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Agency Obligations, 0.000%–6.500%, Market Value plus accrued interest $1,020,000, due 01/01/17–03/01/48)	1,000,000	0.1
1,000,000	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Securities, 0.000%–6.375%, Market Value plus accrued interest $1,020,003, due 07/10/14–08/15/42)	1,000,000	0.2

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
1,000,000	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,000,003, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $1,020,000, due 07/01/14–07/15/56)	$1,000,000	0.1
		3,757,236	0.5

Shares		Value	Percentage of Net Assets

	Mutual Funds: 1.2%
8,767,608	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $8,767,608)	8,767,608	1.2

	Total Short-Term Investments
	(Cost $12,524,844)	12,524,844	1.7

	Total Investments in Securities (Cost $603,467,941)	$733,026,977	100.2
	Liabilities in Excess of Other Assets	(1,513,430)	(0.2)
	Net Assets	$731,513,547	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $604,406,779.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$137,193,291
Gross Unrealized Depreciation	(8,573,093)
Net Unrealized Appreciation	$128,620,198

See Accompanying Notes to Financial Statements

24

VOYA INDEX PLUS MIDCAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$720,502,133	$—	$—	$720,502,133
Short-Term Investments	8,767,608	3,757,236	—	12,524,844
Total Investments, at fair value	$729,269,741	$3,757,236	$—	$733,026,977
Other Financial Instruments+
Futures	138,290	—	—	138,290
Total Assets	$729,408,031	$3,757,236	$—	$733,165,267

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

Voya Index Plus MidCap Portfolio Open Futures Contracts on June 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
S&P Mid 400 E-Mini	45	09/19/14	$6,431,850	$138,290
			$6,431,850	$138,290

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$138,290
Total Liability Derivatives		$138,290

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	542,398
Total	542,398

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(58,050)
Total	$(58,050)

See Accompanying Notes to Financial Statements

25

VOYA INDEX PLUS SMALLCAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Sector Diversification as of June 30, 2014 (as a percentage of net assets)

Financials	19.5%
Information Technology	18.3%
Industrials	16.5%
Consumer Discretionary	15.2%
Health Care	11.3%
Materials	6.0%
Energy	5.2%
Consumer Staples	3.4%
Utilities	2.9%
Telecommunication Services	0.4%
Assets in Excess of Other Liabilities*	1.3%
Net Assets	100.0%

* Includes short-term investments.

Portfolio holdings are subject to change daily.

Shares			Value	Percentage of Net Assets

COMMON STOCK: 98.7%
		Consumer Discretionary: 15.2%
43,732		Childrens Place Retail Stores, Inc.	$2,170,419	0.6
28,372		DineEquity, Inc.	2,255,290	0.7
90,281		Finish Line	2,684,957	0.8
53,271		Jack in the Box, Inc.	3,187,737	1.0
96,111		La-Z-Boy, Inc.	2,226,892	0.7
46,225		Monro Muffler, Inc.	2,458,708	0.7
56,277		Papa John’s International, Inc.	2,385,582	0.7
50,924		Pool Corp.	2,880,261	0.9
1,103,700		Other Securities (a)	30,771,613	9.1
			51,021,459	15.2

		Consumer Staples: 3.4%
43,430		Casey’s General Stores, Inc.	3,052,695	0.9
23,508		Sanderson Farms, Inc.	2,284,977	0.7
169,298		Other Securities	6,163,130	1.8
			11,500,802	3.4

		Energy: 5.2%
82,271		C&J Energy Services, Inc.	2,779,114	0.8
48,197		Carrizo Oil & Gas, Inc.	3,338,124	1.0
602,377		Other Securities (a)	11,401,150	3.4
			17,518,388	5.2

		Financials: 19.5%
58,086		EPR Properties	3,245,265	1.0
55,859		Financial Engines, Inc.	2,529,295	0.7
46,682		MarketAxess Holdings, Inc.	2,523,629	0.7
83,014		MB Financial, Inc.	2,245,529	0.7

COMMON STOCK: (continued)
		Financials: (continued)
56,139	@	Portfolio Recovery Associates, Inc.	$3,341,955	1.0
65,797		ProAssurance Corp.	2,921,387	0.9
37,729		Sovran Self Storage, Inc.	2,914,565	0.9
57,015	@	Stifel Financial Corp.	2,699,660	0.8
241,898		Susquehanna Bancshares, Inc.	2,554,443	0.7
82,876		The Geo Group, Inc.	2,961,159	0.9
12,776		Virtus Investment Partners	2,705,318	0.8
57,995		Wintrust Financial Corp.	2,667,770	0.8
1,222,140		Other Securities (a)	32,496,629	9.6
			65,806,604	19.5

		Health Care: 11.3%
51,168	@	Centene Corp.	3,868,812	1.2
91,335		Impax Laboratories, Inc.	2,739,137	0.8
1,017,997		Other Securities (a)	31,284,942	9.3
			37,892,891	11.3

		Industrials: 16.5%
77,148		Actuant Corp.	2,667,006	0.8
32,084		Curtiss-Wright Corp.	2,103,427	0.6
37,531		EnPro Industries, Inc.	2,745,768	0.8
45,879		Forward Air Corp.	2,195,310	0.7
56,488	@	HUB Group, Inc.	2,846,995	0.8
91,305		Knight Transportation, Inc.	2,170,320	0.6
74,198		Orbital Sciences Corp.	2,192,551	0.7
59,864		Simpson Manufacturing Co., Inc.	2,176,655	0.6
37,320		Teledyne Technologies, Inc.	3,626,385	1.1
56,273		Toro Co.	3,578,963	1.1
43,249		Watts Water Technologies, Inc.	2,669,761	0.8
764,744		Other Securities	26,522,994	7.9
			55,496,135	16.5

		Information Technology: 18.3%
30,000		Anixter International, Inc.	3,002,100	0.9
64,261		Blackbaud, Inc.	2,296,688	0.7
68,070		Cardtronics, Inc.	2,319,826	0.7
32,729	@	Coherent, Inc.	2,165,678	0.6
56,622		j2 Global, Inc.	2,879,795	0.9
50,461		LogMeIn, Inc.	2,352,492	0.7
115,824	@	Microsemi Corp.	3,099,450	0.9
81,514		MKS Instruments, Inc.	2,546,497	0.8
67,758		Netgear, Inc.	2,355,946	0.7
67,797		Synchronoss Technologies, Inc.	2,370,183	0.7
1,560,146		Other Securities	36,050,590	10.7
			61,439,245	18.3

See Accompanying Notes to Financial Statements

26

VOYA INDEX PLUS SMALLCAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

Shares			Value	Percentage of Net Assets

COMMON STOCK: (continued)
		Materials: 6.0%
63,741		HB Fuller Co.	$3,065,942	0.9
493,943		Other Securities	17,117,659	5.1
			20,183,601	6.0

		Telecommunication Services: 0.4%
151,872		Other Securities (a)	1,504,512	0.4

		Utilities: 2.9%
58,599		El Paso Electric Co.	2,356,266	0.7
40,365		Southwest Gas Corp.	2,130,868	0.6
112,810		Other Securities	5,199,996	1.6
			9,687,130	2.9

		Total Common Stock
		(Cost $264,302,913)	332,050,767	98.7

RIGHTS: —%
		Materials: —%
15,300	X	Gerber Scientific	—	—

		Total Rights
		(Cost $—)	—	—

		Total Long-Term Investments
		(Cost $264,302,913)	332,050,767	98.7

Principal Amount†		Value	Percentage of Net Assets

SHORT-TERM INVESTMENTS: 3.0%
	Securities Lending Collateralcc(1): 1.9%
1,511,561	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $1,511,566, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–10.500%, Market Value plus accrued interest $1,541,792, due 07/15/14–04/20/64)	1,511,561	0.4
529,718	Credit Suisse Securities, Repurchase Agreement dated 06/30/14, 0.06%, due 07/01/14 (Repurchase Amount $529,719, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $540,317, due 08/15/14–11/15/43)	529,718	0.2

SHORT-TERM INVESTMENTS: (continued)
	Securities Lending Collateralcc(1): (continued)
1,511,561	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $1,511,564, collateralized by various U.S. Government Securities, 0.000%–6.375%, Market Value plus accrued interest $1,541,797, due 07/10/14–08/15/42)	$1,511,561	0.5
1,300,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $1,300,005, collateralized by various U.S. Government Securities, 0.750%–6.125%, Market Value plus accrued interest $1,326,000, due 12/31/17–04/15/28)	1,300,000	0.4
1,511,561	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,511,566, collateralized by various U.S. Government/ U.S. Government Agency Obligations, 0.000%–8.875%, Market Value plus accrued interest $1,541,792, due 07/01/14–07/15/56)	1,511,561	0.4
		6,364,401	1.9

Shares		Value	Percentage of Net Assets

	Mutual Funds: 1.1%
3,820,559	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $3,820,559)	3,820,559	1.1

	Total Short-Term Investments
	(Cost $10,184,960)	10,184,960	3.0

	Total Investments in Securities (Cost $274,487,873)	$342,235,727	101.7
	Liabilities in Excess of Other Assets	(5,586,119)	(1.7)
	Net Assets	$336,649,608	100.0

See Accompanying Notes to Financial Statements

27

VOYA INDEX PLUS SMALLCAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of June 30, 2014.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds’ Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.
(a)	This grouping contains securities on loan.

Cost for federal income tax purposes is $275,468,702.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$71,624,260
Gross Unrealized Depreciation	(4,857,235)
Net Unrealized Appreciation	$66,767,025

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2014
Asset Table
Investments, at fair value
Common Stock*	$332,050,767	$—	$—	$332,050,767
Rights	—	—	—	—
Short-Term Investments	3,820,559	6,364,401	—	10,184,960
Total Investments, at fair value	$335,871,326	$6,364,401	$—	$342,235,727
Other Financial Instruments+
Futures	73,108	—	—	73,108
Total Assets	$335,944,434	$6,364,401	$—	$342,308,835

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

*	For further breakdown of Common Stock by sector, please refer to the Summary Portfolio of Investments.

Voya Index Plus SmallCap Portfolio Open Futures Contracts on June 30, 2014:

Contract Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts
Russell 2000® Mini Index	22	09/19/14	$2,618,660	$73,108
			$2,618,660	$73,108

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Equity contracts	Net Assets — Unrealized appreciation*	$73,108
Total Liability Derivatives		$73,108

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

See Accompanying Notes to Financial Statements

28

VOYA INDEX PLUS SMALLCAP PORTFOLIO	SUMMARY PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2014 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$101,577
Total	$101,577

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(49,042)
Total	$(49,042)

See Accompanying Notes to Financial Statements

29

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(THIS PAGE INTENTIONALLY LEFT BLANK)

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Voya Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Administrator

Voya Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Distributor

Voya Investments Distributor, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, Delaware 19809

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Goodwin Procter LLP

Exchange Place

53 State Street

Boston, Massachusetts 02109

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/ registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com	VPSAR-AIP (0614-081514)

ITEM 2.          CODE OF ETHICS.

Not required for semi-annual filing.

ITEM 3.          AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual filing.

ITEM 4.          PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual filing.

ITEM 5.          AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual filing.

ITEM 6.          SCHEDULE OF INVESTMENTS.

Voya Global Value Advantage Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 94.8%
		Consumer Discretionary: 11.3%
13,663		Bayerische Motoren Werke AG	1,730,142	0.9
33,909		Brinker International, Inc.	1,649,673	0.9
35,300		Home Depot, Inc.	2,857,888	1.5
40,098		Macy's, Inc.	2,326,486	1.3
33,300		Nike, Inc.	2,582,415	1.4
66,016		Reed Elsevier NV	1,515,942	0.8
21,939		Renault S.A.	1,983,170	1.1
30,800		Starbucks Corp.	2,383,304	1.3
31,800		Toyota Motor Corp.	1,903,949	1.0
603,000		Yue Yuen Industrial Holdings	2,017,603	1.1
			20,950,572	11.3

		Consumer Staples: 10.1%
45,400		Altria Group, Inc.	1,904,076	1.0
49,338		British American Tobacco PLC	2,935,708	1.6
21,161		Casino Guichard Perrachon S.A.	2,805,531	1.5
23,700		CVS Caremark Corp.	1,786,269	1.0
72,200		Japan Tobacco, Inc.	2,632,564	1.4
19,900		Kimberly-Clark Corp.	2,213,278	1.2
39,810		Kraft Foods Group, Inc.	2,386,609	1.3
12,092		KT&G Corp.	1,069,613	0.6
81,274		Spar Group Ltd./The	950,864	0.5
			18,684,512	10.1

		Energy: 9.2%
32,200		ConocoPhillips	2,760,506	1.5
22,100		Hess Corp.	2,185,469	1.2
83,200	@	Noble Corp. PLC	2,792,192	1.5
32,000		Occidental Petroleum Corp.	3,284,160	1.7
24,541		Sasol Ltd.	1,457,831	0.8
64,368		Total S.A.	4,657,006	2.5
			17,137,164	9.2

		Financials: 18.6%
71,002		Admiral Group PLC	1,881,308	1.0
1,166,000		Agile Property Holdings Ltd.	821,640	0.4
69,100		Blackstone Group LP	2,310,704	1.3
1,871,000		China Construction Bank	1,414,947	0.8
122,911		Credit Agricole S.A.	1,735,364	0.9
31,410		Hyundai Marine & Fire Insurance Co., Ltd.	895,764	0.5
621,538		Intesa Sanpaolo S.p.A.	1,917,649	1.0
120,560		Itau Unibanco Holding S.A.	1,735,693	0.9
61,737		JPMorgan Chase & Co.	3,557,286	1.9
513,623		Legal & General Group PLC	1,978,721	1.1
46,669		Macquarie Group Ltd.	2,625,312	1.4
1,154,300		Mizuho Financial Group, Inc.	2,372,670	1.3

1

Voya Global Value Advantage Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

31,300		Prudential Financial, Inc.	2,778,501	1.5
56,055		Starwood Property Trust, Inc.	1,332,427	0.7
8,219		Swiss Life Holding	1,948,246	1.1
70,900		Wells Fargo & Co.	3,726,504	2.0
208,000		Wharf Holdings Ltd.	1,497,770	0.8
			34,530,506	18.6

		Health Care: 9.7%
19,400		Cardinal Health, Inc.	1,330,064	0.7
30,500		Medtronic, Inc.	1,944,680	1.1
47,800		Merck & Co., Inc.	2,765,230	1.5
39,913		Novartis AG	3,614,457	1.9
92,400		Pfizer, Inc.	2,742,432	1.5
12,183		Roche Holding AG - Genusschein	3,630,009	2.0
23,200		UnitedHealth Group, Inc.	1,896,600	1.0
			17,923,472	9.7

		Industrials: 10.0%
21,200		Boeing Co.	2,697,276	1.5
1,191,000		China Railway Construction Corp. Ltd	1,048,569	0.6
151,588		CNH Industrial NV	1,555,430	0.8
764,000		Jiangsu Expressway Co. Ltd.	904,129	0.5
59,200		KAR Auction Services, Inc.	1,886,704	1.0
108,700		Komatsu Ltd.	2,523,284	1.4
155,200		Mitsubishi Corp.	3,230,399	1.7
21,176		Siemens AG	2,795,955	1.5
18,800		Union Pacific Corp.	1,875,300	1.0
			18,517,046	10.0

		Information Technology: 12.2%
59,038		Apple, Inc.	5,486,402	3.0
120,000		Catcher Technology Co., Ltd.	1,119,878	0.6
114,000		Cisco Systems, Inc.	2,832,900	1.5
56,100	L	Microchip Technology, Inc.	2,738,241	1.5
111,600		Microsoft Corp.	4,653,720	2.5
68,100		Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,456,659	0.8
32,073	@	TE Connectivity Ltd.	1,983,394	1.1
182,300		Xerox Corp.	2,267,812	1.2
			22,539,006	12.2

		Materials: 6.2%
90,602		BHP Billiton Ltd.	3,089,956	1.7
38,600		International Paper Co.	1,948,142	1.1
42,208		Koninklijke DSM NV	3,071,577	1.6
105,000		Steel Dynamics, Inc.	1,884,750	1.0
124,200		Vale SA	1,476,122	0.8
			11,470,547	6.2

		Telecommunication Services: 4.1%
48,600		CenturyTel, Inc.	1,759,320	1.0
68,693		MTN Group Ltd.	1,446,936	0.8
966,782		Telecom Corp. of New Zealand Ltd.	2,268,527	1.2
90,722		Telenor ASA	2,065,600	1.1
			7,540,383	4.1

2

Voya Global Value Advantage Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

	Utilities: 3.4%
27,203	DTE Energy Co.	2,118,297	1.2
39,300	Pinnacle West Capital Corp.	2,273,112	1.2
97,674	Suez Environnement S.A.	1,868,521	1.0
		6,259,930	3.4

	Total Common Stock
	(Cost $158,505,135)	175,553,138	94.8

PREFERRED STOCK: 0.9%
	Utilities: 0.9%
215,108	Cia Energetica de Minas Gerais	1,572,299	0.9

	Total Preferred Stock
	(Cost $1,388,235)	1,572,299	0.9

	Total Long-Term Investments
	(Cost $159,893,370)	177,125,437	95.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.7%
	Securities Lending Collateralcc(1): 1.5%
758,568	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $758,571, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $773,739, due 07/15/14-04/20/64)	758,568	0.4
1,000,000	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $1,020,003, due 07/10/14-08/15/42)	1,000,000	0.6

3

Voya Global Value Advantage Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

1,000,000	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,000,003, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,020,000, due 07/01/14-07/15/56)	1,000,000	0.5
		2,758,568	1.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 5.2%
9,712,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $9,712,000)	9,712,000	5.2

	Total Short-Term Investments
	(Cost $12,470,568)	12,470,568	6.7

	Total Investments in Securities (Cost $172,363,938)	$189,596,005	102.4
	Liabilities in Excess of Other Assets	(4,399,815)	(2.4)
	Net Assets	$185,196,190	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
@	Non-income producing security
ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $172,384,449.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$18,845,793
Gross Unrealized Depreciation	(1,634,237)

Net Unrealized Appreciation	$17,211,556

4

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.8%
		Consumer Discretionary: 13.4%
136,700		AMC Entertainment Holdings, Inc.	3,399,729	0.5
85,700	@	Bally Technologies, Inc.	5,632,204	0.8
125,100		Cheesecake Factory	5,807,142	0.8
99,600		Childrens Place Retail Stores, Inc.	4,943,148	0.7
37,200		Dana Holding Corp.	908,424	0.1
110,936	@	Express, Inc.	1,889,240	0.3
207,500		Finish Line	6,171,050	0.9
76,300	@	Hibbett Sporting Goods, Inc.	4,133,171	0.6
179,755	@,L	Imax Corp.	5,119,422	0.7
84,400		Jack in the Box, Inc.	5,050,496	0.7
235,711		La-Z-Boy, Inc.	5,461,424	0.8
97,257		Life Time Fitness, Inc.	4,740,306	0.7
96,250		Monro Muffler, Inc.	5,119,538	0.7
383,800	@	Orient-Express Hotels Ltd.	5,580,452	0.8
71,400		Papa John's International, Inc.	3,026,646	0.4
216,900		Pier 1 Imports, Inc.	3,342,429	0.5
70,316		Pool Corp.	3,977,073	0.6
149,700	@	Sally Beauty Holdings, Inc.	3,754,476	0.5
68,000	L	Sturm Ruger & Co., Inc.	4,012,680	0.6
72,200		Vail Resorts, Inc.	5,572,396	0.8
199,500		Wolverine World Wide, Inc.	5,198,970	0.7
23,901		Wyndham Worldwide Corp.	1,809,784	0.2
			94,650,200	13.4

		Consumer Staples: 2.0%
73,500		Casey's General Stores, Inc.	5,166,315	0.7
219,925		Flowers Foods, Inc.	4,636,019	0.7
126,600		Pinnacle Foods, Inc.	4,165,140	0.6
			13,967,474	2.0

		Energy: 6.7%
179,200		Bill Barrett Corp.	4,798,976	0.7
102,815		Carrizo Oil & Gas, Inc.	7,120,967	1.0
244,000		Cloud Peak Energy, Inc.	4,494,480	0.6
331,125	@,L	Energy XXI Bermuda Ltd.	7,824,484	1.1
719,200	@	Key Energy Services, Inc.	6,573,488	0.9
446,600	@,L	Nordic American Tankers Ltd.	4,256,098	0.6
697,800		Petroquest Energy, Inc.	5,247,456	0.8
98,552	@	Unit Corp.	6,783,334	1.0
			47,099,283	6.7

		Financials: 22.9%
202,400		Colony Financial, Inc.	4,699,728	0.7
327,082		CubeSmart	5,992,142	0.9
170,800		CyrusOne, Inc.	4,252,920	0.6
779,150		DCT Industrial Trust, Inc.	6,396,821	0.9

117,635		Encore Capital Group, Inc.	5,342,982	0.8
112,118		EPR Properties	6,264,033	0.9
234,579		First American Financial Corp.	6,518,950	0.9
341,025		FirstMerit Corp.	6,735,244	1.0
104,000		Highwoods Properties, Inc.	4,362,800	0.6
40,500		Infinity Property & Casualty Corp.	2,722,815	0.4
35,500		Jones Lang LaSalle, Inc.	4,486,845	0.6
171,418		LaSalle Hotel Properties	6,049,341	0.9
96,237		MarketAxess Holdings, Inc.	5,202,572	0.7
183,300		MB Financial, Inc.	4,958,265	0.7
85,876		Primerica, Inc.	4,109,167	0.6
99,736		ProAssurance Corp.	4,428,278	0.6
58,118		Prosperity Bancshares, Inc.	3,638,187	0.5
393,800		Radian Group, Inc.	5,832,178	0.8
176,788	L	Redwood Trust, Inc.	3,442,062	0.5
171,600		Selective Insurance Group	4,241,952	0.6
46,033		Signature Bank	5,808,444	0.8
93,300		South State Corp.	5,691,300	0.8
119,600		Springleaf Holdings, Inc.	3,103,620	0.4
94,253		Square 1 Financial, Inc.	1,791,750	0.3
202,700		Starwood Property Trust, Inc.	4,818,179	0.7
270,800		Sterling Bancorp/DE	3,249,600	0.5
95,085	@	Stifel Financial Corp.	4,502,275	0.6
472,500		Susquehanna Bancshares, Inc.	4,989,600	0.7
48,624	@	SVB Financial Group	5,670,531	0.8
225,960		Talmer Bancorp, Inc.	3,115,988	0.4
30,300		Virtus Investment Partners	6,416,025	0.9
214,300		Webster Financial Corp.	6,759,022	1.0
115,755		Wintrust Financial Corp.	5,324,730	0.8
			160,918,346	22.9

		Health Care: 9.3%
20,156	L	Acceleron Pharma, Inc.	684,699	0.1
60,991		Acorda Therapeutics, Inc.	2,056,007	0.3
228,700		AMN Healthcare Services, Inc.	2,813,010	0.4
48,849	@	Amsurg Corp.	2,226,049	0.3
55,209	@	Centene Corp.	4,174,353	0.6
84,699		Charles River Laboratories International, Inc.	4,533,090	0.6
23,500		Cubist Pharmaceuticals, Inc.	1,640,770	0.2
123,400		Envision Healthcare Holdings, Inc.	4,431,294	0.6
79,624	@	Haemonetics Corp.	2,809,135	0.4
106,400	@	Halozyme Therapeutics, Inc.	1,051,232	0.1
218,049		Healthsouth Corp.	7,821,418	1.1
60,675		Impax Laboratories, Inc.	1,819,643	0.3
69,500		InterMune, Inc.	3,068,425	0.4

5

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

116,000	@	Masimo Corp.	2,737,600	0.4
70,748		Medicines Co.	2,055,937	0.3
70,514		Mednax, Inc.	4,100,389	0.6
99,052	@	Nektar Therapeutics	1,269,847	0.2
126,436		Owens & Minor, Inc.	4,296,295	0.6
78,880		Steris Corp.	4,218,502	0.6
113,500	@	Thoratec Corp.	3,956,610	0.6
54,000		WellCare Health Plans, Inc.	4,031,640	0.6
			65,795,945	9.3

		Industrials: 18.4%
187,585		Actuant Corp.	6,484,813	0.9
140,594		Atlas Air Worldwide Holdings, Inc.	5,180,889	0.7
159,500		Barnes Group, Inc.	6,147,130	0.9
39,800	@	Beacon Roofing Supply, Inc.	1,318,176	0.2
440,800		Blount International, Inc.	6,219,688	0.9
245,400		Brady Corp.	7,330,098	1.0
111,000		Clarcor, Inc.	6,865,350	1.0
22,022	@	Clean Harbors, Inc.	1,414,914	0.2
92,400		Curtiss-Wright Corp.	6,057,744	0.8
117,871	@,L	Diana Shipping, Inc.	1,283,615	0.2
109,000		Forward Air Corp.	5,215,650	0.7
167,117		Healthcare Services Group	4,919,925	0.7
300,200		Heartland Express, Inc.	6,406,268	0.9
110,496	@	HUB Group, Inc.	5,568,998	0.8
190,300		KAR Auction Services, Inc.	6,064,861	0.9
66,700	@	On Assignment, Inc.	2,372,519	0.3
195,300		Orbital Sciences Corp.	5,771,115	0.8
59,200		Regal-Beloit Corp.	4,650,752	0.7
153,794		Resources Connection, Inc.	2,016,239	0.3
56,200		Teledyne Technologies, Inc.	5,460,954	0.8
153,969		Tetra Tech, Inc.	4,234,148	0.6
90,200		Toro Co.	5,736,720	0.8
98,171		Universal Forest Products, Inc.	4,738,714	0.7
107,239		Waste Connections, Inc.	5,206,453	0.7
112,413		Watts Water Technologies, Inc.	6,939,255	1.0
122,252		Woodward Governor Co.	6,134,605	0.9
			129,739,593	18.4

		Information Technology: 16.5%
105,753		A10 Networks, Inc.	1,406,515	0.2
142,200		Advanced Energy Industries, Inc.	2,737,350	0.4
39,043	@	Ansys, Inc.	2,960,240	0.4
249,038		Bankrate, Inc.	4,368,127	0.6
117,712		Blackhawk Network Holdings, Inc.	3,321,833	0.5
36,800	@	CACI International, Inc.	2,583,728	0.4
196,566		Cardtronics, Inc.	6,698,969	0.9
216,402		CommScope Holding Co., Inc.	5,005,378	0.7
108,200		Commvault Systems, Inc.	5,320,194	0.8
234,300		EVERTEC, Inc.	5,679,432	0.8

151,300		Fairchild Semiconductor International, Inc.	2,360,280	0.3
188,600	@	Finisar Corp.	3,724,850	0.5
76,400		Flir Systems, Inc.	2,653,372	0.4
302,800		Formfactor, Inc.	2,519,296	0.4
206,600	@	Integrated Device Technology, Inc.	3,194,036	0.5
124,600		j2 Global, Inc.	6,337,156	0.9
16,366		Littelfuse, Inc.	1,521,220	0.2
79,089	@	Micros Systems, Inc.	5,370,143	0.8
205,900	@	Microsemi Corp.	5,509,884	0.8
180,282		MKS Instruments, Inc.	5,632,010	0.8
119,800		Netgear, Inc.	4,165,446	0.6
100,000		Plantronics, Inc.	4,805,000	0.7
24,563	@	Plexus Corp.	1,063,332	0.1
349,700	@	Polycom, Inc.	4,381,741	0.6
179,660	@	Progress Software Corp.	4,319,026	0.6
27,969	@	PTC, Inc.	1,085,197	0.2
246,500		QLIK Technologies, Inc.	5,575,830	0.8
82,800	@	Rofin-Sinar Technologies, Inc.	1,990,512	0.3
36,000	@	Semtech Corp.	941,400	0.1
12,500		Ultimate Software Group, Inc.	1,727,125	0.2
54,100		Veeco Instruments, Inc.	2,015,766	0.3
47,400		WEX, Inc.	4,975,578	0.7
			115,949,966	16.5

		Materials: 4.8%
361,500		Commercial Metals Co.	6,257,565	0.9
161,400		HB Fuller Co.	7,763,340	1.1
100,906		Minerals Technologies, Inc.	6,617,416	0.9
554,300	@	Thompson Creek Metals Co., Inc.	1,640,728	0.2
129,776		Worthington Industries	5,585,559	0.8
337,700		Zep, Inc.	5,963,782	0.9
			33,828,390	4.8

		Utilities: 2.8%
43,200		Cleco Corp.	2,546,640	0.4
145,297		El Paso Electric Co.	5,842,392	0.8
65,200		Idacorp, Inc.	3,770,516	0.5
93,900		ONE Gas, Inc.	3,544,725	0.5
112,485		Portland General Electric Co.	3,899,855	0.6
			19,604,128	2.8

	Total Common Stock
	(Cost $514,055,127)		681,553,325	96.8

EXCHANGE-TRADED FUNDS: 1.7%
103,900		iShares Russell 2000 Index Fund	12,344,359	1.7

	Total Exchange-Traded Funds
	(Cost $10,756,915)		12,344,359	1.7

	Total Long-Term Investments
	(Cost $524,812,042)		693,897,684	98.5

6

Voya Small Company Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.7%
	Securities Lending Collateralcc(1): 2.3%
2,510,904	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $2,510,913, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $2,561,122, due 07/15/14-04/20/64)	2,510,904	0.4
3,726,517	Daiwa Capital Markets, Repurchase Agreement dated 06/30/14, 0.14%, due 07/01/14 (Repurchase Amount $3,726,531, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $3,801,047, due 01/01/17-03/01/48)	3,726,517	0.5
3,726,517	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $3,726,524, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $3,801,059, due 07/10/14-08/15/42)	3,726,517	0.6
2,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $2,000,008, collateralized by various U.S. Government Securities, 0.750%-6.125%, Market Value plus accrued interest $2,040,000, due 12/31/17-04/15/28)	2,000,000	0.3

3,726,517	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $3,726,528, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $3,801,047, due 07/01/14-07/15/56)	3,726,517	0.5
		15,690,455	2.3

Shares		Value	Percentage of Net Assets
		Mutual Funds: 1.4%
10,032,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $10,032,000)	10,032,000	1.4

	Total Short-Term Investments
	(Cost $25,722,455)	25,722,455	3.7

	Total Investments in Securities (Cost $550,534,497)	$719,620,139	102.2
	Liabilities in Excess of Other Assets	(15,225,256)	(2.2)
	Net Assets	$704,394,883	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $554,497,824.
Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$176,520,754
Gross Unrealized Depreciation	(11,398,439)

Net Unrealized Appreciation	$165,122,315

7

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.8%
		Consumer Discretionary: 3.9%
17,431		Ainsworth Game Technology Ltd.	61,440	0.0
10,139	L	ARB Corp. Ltd.	117,044	0.1
83,531		Aristocrat Leisure Ltd.	413,903	0.2
36,568		Automotive Holdings Group	125,776	0.1
14,627		Breville Group Ltd.	111,880	0.1
61,059		Crown Ltd.	870,304	0.4
85,222	L	David Jones Ltd.	316,662	0.2
9,672		Domino's Pizza Enterprises Ltd.	195,759	0.1
125,870		Echo Entertainment Group Ltd.	372,455	0.2
337,213		John Fairfax Holdings Ltd.	287,498	0.1
8,137	L	Flight Centre Ltd.	340,972	0.2
11,302		G.U.D. Holdings Ltd.	66,294	0.0
48,022	L	G8 Education Ltd.	208,280	0.1
92,153	L	Harvey Norman Holdings Ltd.	269,368	0.1
17,397		Invocare Ltd.	165,823	0.1
15,671	L	JB Hi-Fi Ltd.	270,963	0.1
32,241		Kathmandu Holdings Ltd.	89,965	0.0
93,744	L	Myer Holdings Ltd.	187,488	0.1
49,282		Navitas Ltd.	331,345	0.2
5,840	@,L	News Corp.	101,939	0.1
95,496	@	Nine Entertainment Co. Holdings Ltd.	194,240	0.1
150,144		Pacific Brands Ltd.	77,222	0.0
14,841		Premier Investments Ltd.	119,013	0.1
7,736		REA Group Ltd.	311,685	0.2
4,426	L	Reject Shop Ltd.	36,412	0.0
17,678		Retail Food Group Ltd.	75,653	0.0
99,930		Seven West Media Ltd.	176,971	0.1
27,645		Sky Network Television Ltd.	166,342	0.1
25,109		SKYCITY Entertainment Group Ltd.	87,328	0.0
28,683		Slater & Gordon Ltd.	139,699	0.1
90,395		Southern Cross Media Group Ltd.	91,161	0.0
53,980	L	STW Communications Group Ltd.	73,016	0.0
22,272		Super Retail Group Ltd.	177,644	0.1
122,992		TABCORP Holdings Ltd.	389,543	0.2
226,123		Tattersall's Ltd.	697,165	0.3
261,953	@,L	Ten Network Holdings Ltd.	65,402	0.0
35,936		Trade Me Ltd.	110,834	0.1
12,854		Village Roadshow Ltd.	89,208	0.0
20,948		Wotif.Com Holdings Ltd.	48,048	0.0
			8,031,744	3.9

		Consumer Staples: 7.8%
22,112	L	Bega Cheese Ltd.	101,521	0.1
85,154		Coca-Cola Amatil Ltd.	760,338	0.4
280,180		Goodman Fielder Ltd.	179,653	0.1
29,436		GrainCorp Ltd.	233,043	0.1
138,718		Metcash Ltd.	345,323	0.2
23,246		Tassal Group Ltd	84,611	0.0
103,547		Treasury Wine Estates Ltd.	488,999	0.2
184,376		Wesfarmers Ltd.	7,275,749	3.5
202,707		Woolworths Ltd.	6,731,205	3.2
			16,200,442	7.8

		Energy: 6.2%
21,905	@,L	Aquila Resources Ltd.	69,752	0.0
86,298	@	Australian Worldwide Exploration Ltd.	146,446	0.1
206,013		Beach Petroleum Ltd.	326,180	0.2
37,439	@,L	Buru Energy Ltd.	39,189	0.0
21,763		Caltex Australia Ltd.	442,818	0.2
61,992	@	Drillsearch Energy Ltd.	85,324	0.0
183,488	@	Horizon Oil Ltd.	60,638	0.0
31,133	@	Karoon Gas Australia Ltd.	90,128	0.0
188,553		Oil Search Ltd.	1,720,450	0.8
177,523		Origin Energy Ltd.	2,446,904	1.2
141,768	@,L	Paladin Resources Ltd.	39,474	0.0
157,229		Santos Ltd.	2,115,143	1.0
149,632	@,L	Senex Energy Ltd.	98,155	0.1
82,991	@	Sundance Energy Australia Ltd.	90,267	0.1
95,779	@,L	Whitehaven Coal Ltd.	129,569	0.1
114,224		Woodside Petroleum Ltd.	4,428,631	2.1
35,292		WorleyParsons Ltd.	578,871	0.3
			12,907,939	6.2

		Financials: 44.8%
48,797		Abacus Property Group	115,035	0.1
474,283		AMP Ltd.	2,370,873	1.1
64,124		Ardent Leisure Group	163,767	0.1
31,205		ASX Ltd.	1,049,097	0.5
74,388		Australand Property Group	311,358	0.1
442,362		Australia & New Zealand Banking Group Ltd.	13,909,876	6.7
56,330	L	Aveo Group	109,381	0.0
57,504		Bank of Queensland Ltd.	660,846	0.3
69,055		Bendigo Bank Ltd.	794,473	0.4
77,928		BWP Trust	182,175	0.1
398,799		CFS Retail Property Trust	766,903	0.4
85,578		Challenger Financial Services Group Ltd.	600,302	0.3
72,917	@,X	Chapter HA Units Contingent	–	–
44,259		Charter Hall Group	177,880	0.1
49,305		Charter Hall Retail REIT	180,341	0.1
261,364		Commonwealth Bank of Australia	19,933,774	9.6
42,003	@,L	Cover-More Group Ltd.	74,715	0.0
206,836		Cromwell Property Group	190,167	0.1
875,842		Dexus Property Group	916,677	0.4
230,102		Federation Centres Ltd	540,004	0.3
35,686		FlexiGroup Ltd./Australia	106,621	0.0
247,903		Goodman Group	1,180,265	0.6

See Accompanying Notes to Financial Statements

8

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

273,224		GPT Group	989,502	0.5
111,264	L	Henderson Group PLC	451,041	0.2
98,988		Investa Office Fund	317,474	0.2
377,480		Insurance Australia Group	2,079,145	1.0
33,206	L	IOOF Holdings Ltd.	262,993	0.1
85,494		Lend Lease Corp., Ltd.	1,056,919	0.5
51,863		Macquarie Group Ltd.	2,917,494	1.4
20,348		Magellan Financial Group Ltd.	209,742	0.1
588,719		Mirvac Group	990,709	0.5
379,437		National Australia Bank Ltd.	11,727,947	5.7
35,594		Ozforex Group Ltd.	88,478	0.0
7,611		Perpetual Ltd.	339,848	0.2
34,515		Platinum Asset Management Ltd.	204,983	0.1
201,297		QBE Insurance Group Ltd.	2,061,744	1.0
827,353	@	Scentre Group	2,496,491	1.2
103,649	L	Shopping Centres Australasia Property Group	168,178	0.1
46,024		Steadfast Group Ltd.	56,851	0.0
371,698		Stockland	1,359,473	0.7
207,406		Suncorp Group Ltd	2,648,553	1.3
308,165		Westfield Corp.	2,077,680	1.0
501,193		Westpac Banking Corp.	16,031,250	7.7
			92,871,025	44.8

		Health Care: 4.4%
24,779		Ansell Ltd.	463,245	0.2
9,115		Cochlear Ltd.	530,640	0.2
77,203		CSL Ltd.	4,846,273	2.3
29,733	@,L	Mesoblast Ltd.	125,142	0.1
80,657		Primary Health Care Ltd.	344,929	0.2
20,784		Ramsay Health Care Ltd.	892,697	0.4
121,741	L	ResMed, Inc.	628,529	0.3
185,320		Sigma Pharmaceuticals Ltd.	127,452	0.1
8,785		Sirtex Medical Ltd.	139,908	0.1
63,846		Sonic Healthcare Ltd.	1,044,406	0.5
10,258		Virtus Health Ltd.	78,876	0.0
			9,222,097	4.4

		Industrials: 6.8%
63,556	L	ALS Ltd./Queensland	530,889	0.3
157,234		Asciano Group	835,455	0.4
346,883		Aurizon Holdings Ltd.	1,628,891	0.8
27,571		Bradken Ltd.	98,722	0.1
250,273		Brambles Ltd.	2,168,339	1.1
17,759		Cabcharge Australia Ltd.	67,557	0.0
25,746		Cardno Ltd.	153,359	0.1
83,198		CSR Ltd.	273,880	0.1
70,082		Downer EDI Ltd.	299,092	0.1
14,157	X	Forge Group Ltd.	–	–
48,042		GWA Group Ltd.	119,001	0.1
16,242		Leighton Holdings Ltd.	301,574	0.1
61,265		Macquarie Atlas Roads Group	188,938	0.1
9,131		McMillan Shakespeare Ltd.	78,965	0.0
57,806		Mermaid Marine Australia Ltd.	112,359	0.1

25,182		Mineral Resources Ltd.	227,924	0.1
14,616	L	Monadelphous Group Ltd.	216,431	0.1
44,617		NRW Holdings Ltd.	38,725	0.0
365,149	@	Qantas Airways Ltd.	434,368	0.2
111,840	L	Qube Logistics Holdings Ltd.	240,275	0.1
50,055	@	Recall Holdings Ltd.	225,578	0.1
33,974		SAI Global Ltd.	163,979	0.1
54,343		Seek Ltd.	812,652	0.4
15,708		Seven Group Holdings Ltd.	109,802	0.1
32,691		Skilled Group Ltd.	70,872	0.0
353,745		Sydney Airport	1,407,495	0.7
109,328		Toll Holdings Ltd.	526,151	0.3
71,012	@	Transfield Services Ltd.	72,795	0.0
254,412	@	Transpacific Industries Group Ltd.	243,449	0.1
305,706		Transurban Group	2,130,299	1.0
26,392		UGL Ltd.	170,244	0.1
44,796	@	Veda Group Ltd.	83,604	0.0
231,429	@,X	Virgin Australia Holdings Ltd.	–	–
			14,031,664	6.8

		Information Technology: 0.7%
34,380		carsales.com.au Ltd.	343,343	0.1
82,086		Computershare Ltd.	966,166	0.5
19,643		Iress Market Technology Ltd.	151,738	0.1
			1,461,247	0.7

		Materials: 16.4%
71,671		Adelaide Brighton Ltd.	233,383	0.1
398,550	@	Alumina Ltd.	508,976	0.2
194,523		Amcor Ltd.	1,913,243	0.9
202,897		Arrium Ltd.	152,624	0.1
138,886		Atlas Iron Ltd.	82,675	0.0
17,692		BC Iron Ltd.	53,556	0.0
126,784	@	Beadell Resources Ltd.	74,052	0.0
517,335		BHP Billiton Ltd.	17,643,563	8.5
87,663	@	BlueScope Steel Ltd.	448,990	0.2
123,543		Boral Ltd.	611,214	0.3
61,435		DuluxGroup Ltd.	328,164	0.2
73,223		Evolution Mining Ltd.	48,968	0.0
31,940		Fletcher Building Ltd.	246,618	0.1
274,266		Fortescue Metals Group Ltd.	1,132,761	0.6
67,461		Iluka Resources Ltd.	518,366	0.3
262,559		Incitec Pivot Ltd.	717,825	0.4
37,485		Independence Group NL	154,260	0.1
71,477		James Hardie Industries SE	932,480	0.5
368,923	@,L	Lynas Corp. Ltd.	45,105	0.0
33,498	@	Medusa Mining Ltd.	59,215	0.0
103,358		Mount Gibson Iron Ltd.	67,475	0.0
123,054	@	Newcrest Mining Ltd.	1,235,912	0.6
87,412		Northern Star Resources Ltd	104,894	0.1
28,837		Nufarm Ltd.	126,553	0.1
59,357		Orica Ltd.	1,090,176	0.5
194,523		Orora Ltd.	261,006	0.1
50,719		OZ Minerals Ltd.	195,748	0.1
27,498	@,L	Pact Group Holdings Ltd.	88,883	0.0

See Accompanying Notes to Financial Statements

9

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

79,940		Pan Australian Resources Ltd.	170,155	0.1
65,840	L	Regis Resources Ltd.	103,090	0.1
105,711	@	Resolute Mining Ltd.	62,358	0.0
70,247		Rio Tinto Ltd.	3,940,860	1.9
15,130	@	Sandfire Resources NL	88,964	0.0
26,803	@	Sims Group Ltd.	245,872	0.1
34,851	@,L	Sirius Resources NL	106,856	0.1
28,432		Western Areas NL	124,150	0.1
			33,918,990	16.4

		Telecommunication Services: 5.1%
25,122		iiNET Ltd.	173,171	0.1
26,318	L	M2 Telecommunications Group Ltd.	143,437	0.1
18,947	L	Singapore Telecommunications Ltd.	58,728	0.0
42,516		Telecom Corp. of New Zealand Ltd.	98,985	0.0
2,005,879		Telstra Corp., Ltd.	9,854,434	4.8
47,233		TPG Telecom Ltd.	245,413	0.1
			10,574,168	5.1

		Utilities: 1.7%
89,342		AGL Energy Ltd.	1,305,019	0.6
134,727		APA Group	876,244	0.4
194,125		DUET Group	442,507	0.2
148,853		Envestra Ltd.	190,698	0.1
259,063	@	SP AusNet	323,848	0.2
207,525		Spark Infrastructure Group	362,656	0.2
			3,500,972	1.7

	Total Common Stock
	(Cost $184,043,407)		202,720,288	97.8

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.7%
	Securities Lending Collateralcc(1): 2.0%
1,004,561	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $1,004,565, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,024,652, due 07/15/14-04/20/64)	1,004,561	0.5

216,004	Credit Suisse Securities, Repurchase Agreement dated 06/30/14, 0.06%, due 07/01/14 (Repurchase Amount $216,004, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $220,326, due 08/15/14-11/15/43)	216,004	0.1
1,004,561	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $1,004,563, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $1,024,655, due 07/10/14-08/15/42)	1,004,561	0.5
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Securities, 0.750%-6.125%, Market Value plus accrued interest $1,020,000, due 12/31/17-04/15/28)	1,000,000	0.4
1,004,561	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,004,564, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,024,652, due 07/01/14-07/15/56)	1,004,561	0.5
		4,229,687	2.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
1,433,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $1,433,000)	1,433,000	0.7

	Total Short-Term Investments
	(Cost $5,662,687)	5,662,687	2.7

See Accompanying Notes to Financial Statements

10

Voya Australia Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

Total Investments in Securities (Cost $189,706,094)	$208,382,975	100.5
Liabilities in Excess of Other Assets	(980,231)	(0.5)
Net Assets	$207,402,744	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
@	Non-income producing security
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $192,768,967.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$34,316,847
Gross Unrealized Depreciation	(18,702,839)

Net Unrealized Appreciation	$15,614,008

See Accompanying Notes to Financial Statements

11

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.6%
		Consumer Discretionary: 8.8%
57,400		Anhanguera Educacional Participacoes SA	477,749	0.1
122,000		Anta Sports Products Ltd	193,869	0.0
36,071		Arcelik A/S	219,580	0.0
2,966,200		Astra International Tbk PT	1,821,148	0.3
256,900		Astro Malaysia Holdings Bhd	280,677	0.1
13,800	@	B2W Companhia Global Do Varejo	174,319	0.0
13,152		Bajaj Auto Ltd.	506,767	0.1
138,100		BEC World PCL	207,365	0.0
666,000		Belle International Holdings	739,058	0.1
448,000		Brilliance China Automotive Holdings Ltd.	840,957	0.1
79,500		Byd Co., Ltd.	456,954	0.1
13,101	@	Cheil Communications, Inc.	295,349	0.1
228,650		Cheng Shin Rubber Industry Co. Ltd.	585,065	0.1
117,300		Chongqing Changan Automobile Co. Ltd.	231,561	0.0
24,612		Cyfrowy Polsat SA	181,201	0.0
40,100		Cyrela Brazil Realty SA	251,907	0.1
380,000		Dongfeng Motor Group Co., Ltd.	680,631	0.1
25,000		Eclat Textile Co. Ltd	302,899	0.1
25,500		El Puerto de Liverpool SAB de CV	299,962	0.1
44,300		Estacio Participacoes SA	584,050	0.1
117,510		Far Eastern Department Stores Co., Ltd.	110,374	0.0
2,696	@	Folli Follie Group	107,317	0.0
28,502		Foschini Group Ltd./The	299,007	0.1
725,000		Geely Automobile Holdings Ltd.	255,350	0.0
307,900		Genting Bhd	957,958	0.2
427,200		Genting Malaysia BHD	558,840	0.1
42,000		Giant Manufacturing Co., Ltd.	327,139	0.1
914,600		Global Mediacom Tbk PT	164,041	0.0
61,000		Golden Eagle Retail Group Ltd.	74,046	0.0
1,535,000		GOME Electrical Appliances Holdings Ltd.	251,343	0.0
149,000		Great Wall Motor Co. Ltd.	554,078	0.1
205,200		Grupo Televisa S.A.	1,407,700	0.2
33,457		Grupo Televisa SAB ADR	1,147,910	0.2
314,000		Guangzhou Automobile Group Co. Ltd.	363,841	0.1
144,000		Haier Electronics Group Co. Ltd.	376,355	0.1
5,263		Halla Visteon Climate Control Corp.	238,362	0.0
10,324		Hankook Tire Co. Ltd.	615,940	0.1
12,066		Hero Honda Motors Ltd	528,788	0.1
430,471		Home Product Center PCL	128,081	0.0
36,000		Hotai Motor Co. Ltd.	459,682	0.1
3,389		Hotel Shilla Co. Ltd.	306,114	0.1
2,111		Hyundai Department Store Co. Ltd.	289,988	0.1
9,793		Hyundai Mobis	2,750,296	0.5
3,330		Hyundai Motor Co.	498,674	0.1
21,865		Hyundai Motor Co.	4,957,250	0.9
5,386		Hyundai Motor Co.- Series 2	851,911	0.2
2,178		Hyundai Wia Corp.	422,019	0.1
26,045		Imperial Holdings Ltd.	489,742	0.1
151,500		Intime Retail Group Co. Ltd.	132,881	0.0
60,440		Jollibee Foods Corp.	243,732	0.0
15,294	@	Jumbo SA	250,467	0.0
14,940		Kangwon Land, Inc.	438,688	0.1
38,014		Kia Motors Corp.	2,126,708	0.4
27,800		Kroton Educacional SA	781,218	0.1
15,478		LG Electronics, Inc.	1,136,771	0.2
18,300		Lojas Renner SA	586,561	0.1
1,552		Lotte Shopping Co. Ltd.	473,160	0.1
52,093		Mahindra & Mahindra Ltd. GDR	1,003,311	0.2
216,300		Matahari Department Store Tbk PT	251,879	0.0
561,300		Media Nusantara Citra Tbk PT	130,672	0.0
29,000		Merida Industry Co. Ltd.	192,304	0.0
223,500		Minor International PCL	201,461	0.0
35,175		Mr Price Group Ltd.	598,058	0.1
55,709		Naspers Ltd.	6,559,341	1.1
33,218		OPAP S.A.	590,593	0.1
2,378		Paradise Co. Ltd	87,917	0.0
314,000		POU Chen Corp.	378,305	0.1
78,081		Ruentex Industries Ltd.	201,930	0.0
126,906		SACI Falabella	1,149,696	0.2
79,000		Shenzhou International Group Holdings Ltd.	269,515	0.1
1,042		Shinsegae Co., Ltd.	224,885	0.0
256,037		Steinhoff International Holdings Ltd.	1,427,387	0.2
517,600		Surya Citra Media Tbk PT	156,549	0.0
21,754		Tata Motors Ltd. ADR	849,711	0.2
55,765		Truworths International Ltd.	393,401	0.1
65,000		UMW Holdings Bhd	221,164	0.0
7,400	@	Via Varejo SA	82,222	0.0
110,727		Woolworths Holdings Ltd./South Africa	813,926	0.1
7,830		Coway Co., Ltd.	655,358	0.1
107,000		Yulon Motor Co., Ltd.	174,172	0.0
63,000		Zhongsheng Group Holdings Ltd.	82,110	0.0
			51,689,267	8.8

		Consumer Staples: 8.1%
31,411		Almacenes Exito SA	528,675	0.1
225,093	@	AMBEV SA ADR	1,584,655	0.3

See Accompanying Notes to Financial Statements

12

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

441,800		AMBEV SA	3,127,292	0.5
465		Amorepacific Corp.	700,395	0.1
425		Amorepacific Group	313,772	0.1
30,671	@	Anadolu Efes Biracilik Ve Malt Sanayii AS	375,763	0.1
45,200		Arca Continental SAB de CV	306,037	0.1
31,765		BIM Birlesik Magazalar AS	728,769	0.1
23,000		Biostime International Holdings Ltd.	127,523	0.0
53,200		BRF - Brasil Foods SA	1,290,813	0.2
42,096		BRF SA ADR	1,023,354	0.2
18,800		British American Tobacco Malaysia Bhd	383,764	0.1
169,867		Cencosud SA	557,812	0.1
383,200		Charoen Pokphand Foods PCL	321,798	0.1
1,097,400		Charoen Pokphand Indonesia Tbk PT	350,015	0.1
215,000		China Agri-Industries Holdings Ltd.	81,857	0.0
337,000		China Huishan Dairy Holdings Co. Ltd	73,820	0.0
203,000		China Mengniu Diary Co., Ltd.	938,386	0.2
176,000		China Resources Enterprise	488,446	0.1
19,600		Cia Brasileira de Distribuicao Grupo Pao de Acucar	913,691	0.2
22,592		Cia Cervecerias Unidas SA	265,014	0.1
1,150		CJ CheilJedang Corp.	391,451	0.1
61,200		Coca-Cola Femsa SAB de CV	695,284	0.1
9,678		Coca-Cola Icecek AS	239,006	0.0
59,200		Controladora Comercial Mexicana SA de CV	221,997	0.0
636,000		CP ALL PCL	940,888	0.2
2,982		E-Mart Co. Ltd.	683,891	0.1
39,314		Embotelladora Andina SA	147,868	0.0
12,763		Eurocash SA	169,176	0.0
201,600		Felda Global Ventures Holdings Bhd	261,243	0.0
158,900		Fomento Economico Mexicano SA de CV ADR	1,488,872	0.3
12,392		Fomento Economico Mexicano SAB de CV ADR	1,160,511	0.2
18,508		Godrej Consumer Products Ltd.	253,727	0.0
15,400	@	Gruma SA de CV	184,311	0.0
239,200		Grupo Bimbo SAB de CV	699,338	0.1
42,600		Grupo Comercial Chedraui, S.A. de C.V.	150,225	0.0
62,900		Grupo Lala SAB de CV	166,347	0.0
69,000		Gudang Garam Tbk PT	311,469	0.0
107,000		Hengan International Group Co., Ltd.	1,126,772	0.2
98,806		Hindustan Lever Ltd.	1,019,393	0.2
51,200	@	Hypermarcas SA	443,061	0.1
148,900		Indofood CBP Sukses Makmur TBK PT	125,865	0.0
660,300		Indofood Sukses Makmur Tbk PT	373,525	0.1
433,000		IOI Corp. Bhd	708,291	0.1
327,484		ITC Ltd.	1,770,427	0.3
107,700		JBS SA	367,043	0.1
216,800		Kimberly-Clark Corp.	608,447	0.1
16,082		KT&G Corp.	1,422,553	0.2
69,800		Kuala Lumpur Kepong BHD	526,054	0.1
1,339		LG Household & Health Care Ltd.	602,757	0.1
95		Lotte Confectionery Co. Ltd.	181,400	0.0
5,000		M Dias Branco SA	219,303	0.0
37,275		Magnit OJSC GDR	2,196,853	0.4
13,584		Massmart Holdings Ltd.	168,686	0.0
25,800		Natura Cosmeticos S.A.	437,882	0.1
3,129		Nestle India Ltd.	256,467	0.0
503		Orion Corp.	460,847	0.1
31,100		Pick n Pay Stores Ltd.	170,310	0.0
71,100		PPB Group Bhd	335,232	0.1
86,000		President Chain Store Corp.	689,213	0.1
29,100		Raia Drogasil SA	241,545	0.0
62,875		Shoprite Holdings Ltd.	911,019	0.2
55,100		Souza Cruz S.A.	571,574	0.1
22,571		Spar Group Ltd./The	264,069	0.0
24,450		Standard Foods Corp.	67,967	0.0
336,500		Sun Art Retail Group Ltd.	385,110	0.1
23,483		Tiger Brands Ltd.	677,250	0.1
284,000		Tingyi Cayman Islands Holding Corp.	795,647	0.1
54,000		Tsingtao Brewery Co., Ltd.	422,282	0.1
12,988		Ulker Biskuvi Sanayi AS	108,856	0.0
225,400		Unilever Indonesia Tbk PT	556,868	0.1
139,200		Uni-President China Holdings Ltd.	106,751	0.0
647,020		Uni-President Enterprises Corp.	1,162,077	0.2
4,335		United Breweries Ltd.	50,381	0.0
12,758		United Spirits Ltd.	508,252	0.1
124,980		Universal Robina Corp.	441,731	0.1
39,952		Vina Concha y Toro SA	80,913	0.0
764,600		Wal-Mart de Mexico SA de CV	2,049,777	0.4
861,000		Want Want China Holdings Ltd.	1,239,479	0.2
			47,499,184	8.1

		Energy: 10.2%
1,922,500		Adaro Energy Tbk PT	190,910	0.0
215	@	AK Transneft OAO	471,648	0.1
118,600		Banpu PCL	108,149	0.0
23,758		Bharat Petroleum Corp. Ltd.	237,183	0.0
136,000		Bumi Armada Bhd	144,028	0.0
67,224		Cairn India Ltd.	407,988	0.1
582,000		China Coal Energy Co. - Class H	302,362	0.1
256,000		China Oilfield Services Ltd.	615,665	0.1
3,633,600		China Petroleum & Chemical Corp.	3,454,619	0.6

See Accompanying Notes to Financial Statements

13

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

484,000		China Shenhua Energy Co., Ltd.	1,398,172	0.2
2,527,000		CNOOC Ltd.	4,542,702	0.8
74,637		Coal India Ltd.	477,967	0.1
16,400		Cosan SA Industria e Comercio	295,935	0.1
738,866		Ecopetrol SA	1,341,962	0.2
64,522		Empresas COPEC SA	840,058	0.2
16,421		Exxaro Resources Ltd.	214,128	0.0
150,000		Formosa Petrochemical Corp.	390,606	0.1
380,123	@	Gazprom OAO ADR	3,312,772	0.6
959,926	@	Gazprom OAO	4,199,803	0.7
7,026		GS Holdings Corp.	313,267	0.1
47,000		Indo Tambangraya Megah PT	107,056	0.0
149,107		Inner Mongolia Yitai Coal Co.	190,857	0.0
1,315,600		IRPC PCL	137,031	0.0
454,000		Kunlun Energy Co. Ltd.	748,447	0.1
36,498	@	Lukoil OAO ADR	2,174,134	0.4
36,474		Lukoil OAO	2,187,733	0.4
5,802		MOL Hungarian Oil & Gas PLC	310,224	0.1
12,945		NovaTek OAO GDR	1,607,332	0.3
110,785		Oil & Natural Gas Corp., Ltd.	782,488	0.1
16,564		Oil India Ltd.	161,839	0.0
3,000,000		PetroChina Co., Ltd.	3,773,931	0.7
124,024		Petroleo Brasileiro SA ADR	1,939,735	0.3
423,000		Petroleo Brasileiro SA	3,101,426	0.5
33,100		Petronas Dagangan BHD	248,004	0.0
47,538		Polski Koncern Naftowy Orlen	641,464	0.1
262,663		Polskie Gornictwo Naftowe I Gazownictwo SA	453,771	0.1
197,300		PTT Exploration & Production PCL	1,018,363	0.2
122,900		PTT PCL	1,205,061	0.2
94,452	#	Reliance Industries Ltd. GDR	3,171,417	0.5
160,527	@	Rosneft OAO	1,178,307	0.2
533,800		Sapurakencana Petroleum Bhd	728,117	0.1
77,899		Sasol Ltd.	4,627,505	0.8
8,445		SK Innovation Co. Ltd.	943,228	0.2
5,935		S-Oil Corp.	333,733	0.1
934,471	@	Surgutneftegas OJSC	770,606	0.1
962,983	@	Surgutneftegas OAO	749,619	0.1
200,387	@	Tatneft OAO	1,310,157	0.2
96,800		Thai Oil PCL	155,159	0.0
18,706		Tupras Turkiye Petrol Rafine	436,416	0.1
47,700		Ultrapar Participacoes SA	1,127,356	0.2
250,000		Yanzhou Coal Mining Co., Ltd.	188,352	0.0
			59,768,792	10.2

		Financials: 25.7%
157,865		Abu Dhabi Commercial Bank PJSC	303,454	0.1
178,840		African Bank Investments Ltd.	114,182	0.0
188,000		Agile Property Holdings Ltd.	132,477	0.0
3,091,000		Agricultural Bank of China Ltd.	1,364,286	0.2
266,946		Akbank TAS	981,792	0.2
449,247		Aldar Properties PJSC	379,469	0.1
5,765	@	Alior Bank SA	157,509	0.0
156,300		Alliance Financial Group Bhd	229,826	0.0
541,093	@	Alpha Bank AE	503,142	0.1
256,200		AMMB Holdings Bhd	568,205	0.1
26,170		Ayala Corp.	388,103	0.1
867,200		Ayala Land, Inc.	606,290	0.1
124,354		Banco Bradesco SA ADR	1,805,620	0.3
90,800		Banco Bradesco SA	1,322,857	0.2
12,571		Banco Davivienda SA	203,011	0.0
2,692,669		Banco de Chile	358,023	0.1
4,501		Banco de Credito e Inversiones	260,367	0.1
124,900		Banco do Brasil S.A.	1,401,910	0.2
22,700		Banco do Estado do Rio Grande do Sul	110,444	0.0
135,000		Banco Santander Brasil S.A.	923,829	0.2
8,933,508		Banco Santander Chile S.A.	588,820	0.1
11,657		BanColombia SA ADR	673,775	0.1
84,300		Bangkok Bank PCL	501,359	0.1
68,900		Bangkok Bank PCL - Foreign	410,750	0.1
1,825,200		Bank Central Asia Tbk PT	1,694,930	0.3
450,400		Bank Danamon Indonesia Tbk PT	157,459	0.0
4,373		Bank Handlowy w Warszawie	172,368	0.0
1,363,000		Bank Mandiri Persero TBK PT	1,116,347	0.2
49,087		Bank Millennium SA	125,629	0.0
11,325,000		Bank of China Ltd.	5,070,362	0.9
1,237,000		Bank of Communications Co., Ltd.	853,868	0.2
93,300		Bank of the Philippine Islands	194,526	0.0
19,450		Bank Pekao S.A.	1,114,052	0.2
1,622,800		Bank Rakyat Indonesia	1,413,964	0.2
4,080		Bank Zachodni WBK SA	495,969	0.1
46,686		Barclays Africa Group Ltd.	708,962	0.1
16,100		Barwa Real Estate Co.	157,087	0.0
91,900		BB Seguridade Participacoes SA	1,342,626	0.2
213,330		BDO Unibank, Inc.	456,783	0.1
271,900		BM&F Bovespa S.A.	1,431,182	0.2
1,048,600		Bank Negara Indonesia Persero Tbk PT	421,662	0.1
63,300		BR Malls Participacoes S.A.	538,602	0.1
30,400		BR Properties SA	183,129	0.0
2,227		BRE Bank SA	370,570	0.1
23,678		BS Financial Group, Inc.	348,779	0.1
961,800		Bumi Serpong Damai PT	120,587	0.0

See Accompanying Notes to Financial Statements

14

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

1,142,487		Cathay Financial Holding Co., Ltd.	1,784,516	0.3
207,300		Central Pattana PCL	313,275	0.1
27,020		CETIP SA - Balcao Organizado de Ativos e Derivativos	384,602	0.1
117,000		Chailease Holding Co. Ltd.	294,277	0.1
663,660		Chang Hwa Commercial Bank	411,337	0.1
550,000	@	China Cinda Asset Management Co. Ltd.	273,181	0.1
1,139,000		China Citic Bank	690,616	0.1
10,215,000		China Construction Bank	7,725,111	1.3
1,977,000		China Development Financial Holding Corp.	650,247	0.1
181,000		China Everbright Bank Co. Ltd	83,393	0.0
114,000		China Everbright Ltd.	153,215	0.0
1,067,000		China Life Insurance Co., Ltd. (HKD)	2,791,611	0.5
346,160		China Life Insurance Co., Ltd. (TWD)	319,403	0.1
656,880		China Merchants Bank Co., Ltd.	1,294,989	0.2
883,499		China Minsheng Banking Corp. Ltd.	800,545	0.1
600,000		China Overseas Land & Investment Ltd.	1,455,330	0.3
380,600		China Pacific Insurance Group Co., Ltd.	1,343,143	0.2
296,000		China Resources Land Ltd.	541,554	0.1
112,400	@	China Taiping Insurance Holdings Co., Ltd.	201,293	0.0
208,100		China Vanke Co. Ltd	369,459	0.1
1,958,700		CTBC Financial Holding Co. Ltd	1,305,791	0.2
342,000		Chongqing Rural Commercial Bank	157,989	0.0
733,500		CIMB Group Holdings Bhd	1,672,735	0.3
144,000		CITIC Securities Co. Ltd.	317,659	0.1
140,114		Commercial International Bank	700,381	0.1
144,400		Compartamos SAB de CV	278,927	0.1
18,574		Coronation Fund Managers Ltd	166,852	0.0
12,976		Corp Financiera Colombiana SA	264,980	0.1
17,411,365		Corpbanca	215,039	0.0
644,000		Country Garden Holdings Co. Ltd.	255,824	0.0
9,931	@	Credicorp Ltd.	1,543,973	0.3
23,910	@	Daewoo Securities Co., Ltd.	206,015	0.0
19,074		DGB Financial Group, Inc.	285,642	0.1
40,734		Discovery Holdings Ltd.	372,170	0.1
65,031		DLF Ltd.	232,746	0.0
5,900		Dongbu Insurance Co., Ltd.	303,141	0.1
294,100		Dubai Financial Market	208,966	0.0
58,356		Dubai Islamic Bank PJSC	102,470	0.0
804,876		E.Sun Financial Holding Co., Ltd.	516,311	0.1
250,558		Emaar Properties PJSC	574,107	0.1
252,207		Emlak Konut Gayrimenkul Yatirim Ortakligi AS	317,406	0.1
1,092,172	@	Eurobank Ergasias SA	551,105	0.1
876,000		Evergrande Real Estate Group Ltd.	340,250	0.1
136,000		Far East Horizon Ltd.	99,321	0.0
246,800		Fibra Uno Administracion SA de CV	865,374	0.2
969,445		First Financial Holding Co., Ltd.	623,324	0.1
57,318		First Gulf Bank PJSC	248,272	0.0
442,888		FirstRand Ltd.	1,696,666	0.3
536,000		Franshion Properties China Ltd.	141,042	0.0
978,000		Fubon Financial Holding Co., Ltd.	1,412,760	0.2
92,058	@	Getin Noble Bank SA	95,222	0.0
274,658		Growthpoint Properties Ltd.	638,049	0.1
65,666		Grupo Aval Acciones y Valores	47,217	0.0
38,838		Grupo de Inversiones Suramericana SA	825,372	0.1
356,300		Grupo Financiero Banorte	2,548,080	0.4
326,200		Grupo Financiero Inbursa SA	972,302	0.2
256,200		Grupo Financiero Santander Mexico SAB de CV	679,329	0.1
144,400		Guangzhou R&F Properties Co., Ltd.	178,325	0.0
126,122		Haci Omer Sabanci Holding AS	589,107	0.1
185,600		Haitong Securities Co. Ltd.	287,790	0.1
41,428		Hana Financial Group, Inc.	1,535,249	0.3
23,007		Hanwha Life Insurance Co. Ltd.	146,847	0.0
17,424		HDFC Bank Ltd. ADR	815,792	0.1
72,100		Hong Leong Bank BHD	309,975	0.1
14,300		Hong Leong Financial Group Bhd	71,888	0.0
213,967		Housing Development Finance Corp.	3,532,597	0.6
776,550		Hua Nan Financial Holdings Co. Ltd.	486,351	0.1
8,662		Hyundai Marine & Fire Insurance Co., Ltd.	247,027	0.0
16,099		ICICI Bank Ltd. ADR	803,340	0.1
10,463,000		Industrial and Commercial Bank of China Ltd.	6,616,122	1.1
29,376		Industrial Bank Of Korea	391,880	0.1
36,964		Investec Ltd.	339,043	0.1
198,699	@	IOI Properties Group Bhd	156,021	0.0
164,309		Itau Unibanco Holding S.A. ADR	2,362,763	0.4

See Accompanying Notes to Financial Statements

15

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

228,030		Itau Unibanco Holding S.A.	3,282,930	0.6
94,700		Kasikornbank PCL	595,212	0.1
171,500		Kasikornbank PCL - Foreign	1,083,299	0.2
55,892		KB Financial Group, Inc.	1,942,353	0.3
2,163		Komercni Banka AS	497,453	0.1
5,185		Korea Investment Holdings Co., Ltd.	205,931	0.0
45,892		Kotak Mahindra Bank Ltd.	674,376	0.1
465,000		Krung Thai Bank PCL	299,423	0.1
13,338		Liberty Holdings Ltd.	163,079	0.0
34,542		LIC Housing Finance Ltd.	188,125	0.0
2,849,200		Lippo Karawaci Tbk PT	230,832	0.0
197,000		Longfor Properties Co., Ltd.	242,699	0.0
35,097		Mahindra & Mahindra Financial Services Ltd.	164,622	0.0
650,200		Malayan Banking BHD	1,990,972	0.3
55,400		Masraf Al Rayan	692,707	0.1
1,395,839		Mega Financial Holdings Co., Ltd.	1,161,544	0.2
397,000		Megaworld Corp.	40,932	0.0
1,644,900		Metro Pacific Investments Corp.	188,998	0.0
3,057		Mirae Asset Securities Co., Ltd.	135,476	0.0
152,759		MMI Holdings Ltd.	377,047	0.1
138,580		Moscow Exchange MICEX-RTS OAO	275,379	0.1
11,100		Multiplan Empreendimentos Imobiliarios SA	259,226	0.1
81,058		National Bank of Abu Dhabi PJSC	313,391	0.1
215,307	@	National Bank of Greece SA	783,024	0.1
27,715		Nedcor Ltd.	597,425	0.1
114,100		New China Life Insurance Co. Ltd.	378,374	0.1
296,000		New World China Land Ltd.	176,827	0.0
30,545		OTP Bank Nyrt	586,864	0.1
673,000		People's Insurance Co. Group of China Ltd.	265,724	0.0
449,960		PICC Property & Casualty Co., Ltd.	681,757	0.1
285,000		Ping An Insurance Group Co. of China Ltd.	2,206,479	0.4
305,028	@	Piraeus Bank SA	675,582	0.1
211,000		Poly Hong Kong Investments Ltd.	87,972	0.0
15,200		Porto Seguro SA	217,113	0.0
24,606		Power Finance Corp. Ltd	125,703	0.0
129,285		Powszechna Kasa Oszczednosci Bank Polski S.A.	1,605,154	0.3
358,900		Public Bank BHD	2,188,602	0.4
8,218		Powszechny Zaklad Ubezpieczen SA	1,200,719	0.2
8,500		Qatar Islamic Bank SAQ	191,685	0.0
5,300		Qatar National Bank	237,825	0.0
427,224		Redefine Properties Ltd.	385,349	0.1
12,481		Reliance Capital Ltd.	136,279	0.0
69,407		Remgro Ltd.	1,501,336	0.3
69,500		RHB Capital Bhd	185,111	0.0
97,031		RMB Holdings Ltd.	479,989	0.1
89,546		RMI Holdings	276,214	0.1
92,126		Ruentex Development Co. Ltd.	167,028	0.0
37,107		Rural Electrification Corp. Ltd.	221,933	0.0
4,705		Samsung Card Co.	200,659	0.0
4,896		Samsung Fire & Marine Insurance Co. Ltd	1,246,120	0.2
8,364		Samsung Life Insurance Co. Ltd.	843,135	0.1
8,593		Samsung Securities Co. Ltd	376,088	0.1
258,058		Sanlam Ltd.	1,498,311	0.3
810,028	@	Sberbank	2,016,890	0.3
190,102		Sberbank of Russia ADR	1,925,733	0.3
201,500		Shimao Property Holdings Ltd.	370,190	0.1
992,853		Shin Kong Financial Holding Co., Ltd.	306,314	0.1
61,443		Shinhan Financial Group Co., Ltd.	2,834,752	0.5
20,386		Shriram Transport Finance Co. Ltd.	306,810	0.1
433,000		Shui On Land Ltd.	105,570	0.0
230,900		Siam Commercial Bank PCL	1,198,875	0.2
490,500		Sino-Ocean Land Holdings Ltd.	248,711	0.0
937,518		SinoPac Financial Holdings Co., Ltd.	422,268	0.1
985,200		SM Prime Holdings, Inc.	358,082	0.1
274,000		Soho China Ltd.	215,952	0.0
173,199		Standard Bank Group Ltd.	2,361,884	0.4
11,463		State Bank of India Ltd. GDR	1,021,171	0.2
12,500		Sul America SA	88,086	0.0
1,006,197		Taishin Financial Holdings Co., Ltd.	515,628	0.1
178,000	@	Taiwan Business Bank	55,496	0.0
826,120		Taiwan Cooperative Financial Holding Co. Ltd.	473,129	0.1
68,007		Talaat Moustafa Group	81,227	0.0
892,600		TMB Bank PCL	66,546	0.0
343,937		Turkiye Garanti Bankasi A/S	1,346,921	0.2
94,438		Turkiye Halk Bankasi AS	708,997	0.1
237,836		Turkiye Is Bankasi	643,412	0.1
113,385		Turkiye Vakiflar Bankasi Tao	266,178	0.1
203,500		UEM Sunrise Bhd	128,714	0.0
741,337,930	@	VTB Bank OJSC	896,804	0.2
42,965	@	Woori Finance Holdings Co., Ltd.	511,533	0.1
13,876		Woori Investment & Securities Co., Ltd.	119,693	0.0
132,408		Yapi Ve Kredi Bankasi	288,752	0.1
19,343		Yes Bank Ltd.	174,094	0.0
1,250,000		Yuanta Financial Holding Co., Ltd.	675,943	0.1

See Accompanying Notes to Financial Statements

16

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

710,000		Yuexiu Property Co. Ltd	135,550	0.0
			150,913,258	25.7

		Health Care: 1.8%
10,321		Apollo Hospitals Enterprise Ltd.	170,785	0.0
46,868		Aspen Pharmacare Holdings Ltd.	1,317,837	0.2
17,857		Aurobindo Pharma Ltd	220,407	0.0
445,500		Bangkok Dusit Medical Services PCL	229,241	0.0
31,400		Bumrungrad Hospital PCL	113,144	0.0
9,080		Celltrion, Inc.	417,438	0.1
180,000		China Pharmaceutical Group Ltd.	143,911	0.0
46,762		Cipla Ltd.	341,033	0.1
3,676		Divi's Laboratories Ltd.	89,214	0.0
17,960		Dr. Reddy's Laboratories Ltd. ADR	774,974	0.1
108,600	@	Genomma Lab Internacional SAB de CV	294,237	0.1
362,000		IHH Healthcare Bhd	494,054	0.1
3,262,800		Kalbe Farma Tbk PT	456,751	0.1
135,743		Life Healthcare Group Holdings Ltd.	529,615	0.1
51,388		Mediclinic International Ltd.	394,790	0.1
137,527		Network Healthcare Holdings Ltd.	371,064	0.1
32,200		Odontoprev SA	138,885	0.0
29,500	@	Qualicorp SA	348,740	0.1
15,278	@	Ranbaxy Laboratories Ltd.	131,529	0.0
19,334		Richter Gedeon Nyrt	370,832	0.1
252,000		Shandong Weigao Group Medical Polymer Co., Ltd.	246,618	0.0
38,000		Shanghai Fosun Pharmaceutical Group Co. Ltd.	141,692	0.0
99,700		Shanghai Pharmaceuticals Holding Co. Ltd.	207,365	0.0
612,000		Sihuan Pharmaceutical Holdings Group Ltd	374,296	0.1
432,000		Sino Biopharmaceutical	350,311	0.1
143,600		Sinopharm Group Co.	397,532	0.1
98,346		Sun Pharmaceutical Industries Ltd.	1,125,451	0.2
1,227		Yuhan Corp.	219,383	0.0
			10,411,129	1.8

		Industrials: 6.4%
301,740		Aboitiz Equity Ventures, Inc.	387,106	0.1
13,806		Adani Enterprises Ltd.	104,669	0.0
274,000		Air China Ltd.	160,513	0.0
119,400		AirAsia BHD	85,565	0.0
62,900		Airports of Thailand PCL	384,753	0.1
413,800		Alfa SA de CV	1,145,059	0.2
64,900		All America Latina Logistica SA	244,091	0.0
276,400		Alliance Global Group, Inc.	184,163	0.0
170,900	@	Arabtec Holding Co.	121,446	0.0
284,000		AviChina Industry & Technology Co. Ltd.	160,469	0.0
29,478		Barloworld Ltd.	280,640	0.1
200,000		Beijing Capital International Airport Co., Ltd.	137,496	0.0
77,000		Beijing Enterprises Holdings Ltd.	728,873	0.1
84,693		Bharat Heavy Electricals Ltd.	352,638	0.1
44,665		Bidvest Group Ltd.	1,187,038	0.2
488,100		BTS Group Holdings PCL	130,108	0.0
245,000	@	China Airlines Ltd.	84,122	0.0
625,000		China Communications Construction Co., Ltd.	418,885	0.1
368,000	@	China COSCO Holdings Co., Ltd.	143,407	0.0
371,000		China Everbright International Ltd.	529,892	0.1
55,600		China International Marine Containers Group Co. Ltd.	107,215	0.0
171,088		China Merchants Holdings International Co., Ltd.	534,224	0.1
270,500		China Railway Construction Corp. Ltd	238,151	0.0
560,000		China Railway Group Ltd.	273,731	0.1
310,000	@	China Shipping Container Lines Co., Ltd.	79,993	0.0
283,000		China South Locomotive and Rolling Stock Corp.	212,615	0.0
258,000		China State Construction International Holdings Ltd.	452,489	0.1
130,100		CCR SA	1,062,822	0.2
220,000		Citic Pacific Ltd.	385,790	0.1
2,121		CJ Corp.	293,514	0.1
252,000		Cosco Pacific Ltd.	349,256	0.1
85,000		CTCI Corp.	147,170	0.0
3,785		Daelim Industrial Co., Ltd.	315,332	0.1
6,359		Daewoo International Corp.	229,889	0.0
14,340		Daewoo Shipbuilding & Marine Engineering Co., Ltd.	364,176	0.1
202,700		Dialog Group BHD	239,319	0.0
102,940		DMCI Holdings, Inc.	174,852	0.0
809		Doosan Corp.	99,915	0.0
7,283		Doosan Heavy Industries and Construction Co. Ltd.	252,263	0.1
17,270	@	Doosan Infracore Co., Ltd.	221,096	0.0
22,556		DP World Ltd.	444,376	0.1
17,700		EcoRodovias Infraestrutura e Logistica SA	120,644	0.0
89,200		Embraer SA	811,460	0.1
65,937		Enka Insaat Ve Sanayi AS	178,993	0.0
185,000	@	Eva Airways Corp.	88,927	0.0

See Accompanying Notes to Financial Statements

17

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

215,000	@	Evergreen Marine Corp.	117,343	0.0
458,320		Far Eastern New Century Corp.	493,567	0.1
256,200		Gamuda BHD	376,109	0.1
1,894		Glovis Co. Ltd.	504,510	0.1
45,800		Grupo Aeroportuario del Pacifico SA de CV	310,170	0.1
29,500		Grupo Aeroportuario del Sureste SA de CV	374,847	0.1
77,700		Grupo Carso SAB de CV	403,667	0.1
5,428	@	GS Engineering & Construction Corp.	180,665	0.0
73,000		Haitian International Holdings Ltd.	170,481	0.0
26,930		Hiwin Technologies Corp.	332,188	0.1
8,041		Hyundai Development Co-Engineering & Construction	255,764	0.1
10,582		Hyundai Engineering & Construction Co. Ltd.	602,672	0.1
5,963		Hyundai Heavy Industries	1,043,311	0.2
7,661	@	Hyundai Merchant Marine Co., Ltd.	69,356	0.0
1,544		Hyundai Mipo Dockyard Co., Ltd.	223,554	0.0
174,000		IJM Corp. Bhd	363,064	0.1
4,800		Industries Qatar QSC	222,742	0.0
79,480		International Container Terminal Services, Inc.	202,084	0.0
112,810		Jaiprakash Associates Ltd.	145,113	0.0
305,600		Jasa Marga Persero Tbk PT	154,144	0.0
301,950		JG Summit Holdings, Inc.	354,241	0.1
184,000		Jiangsu Expressway Co. Ltd.	217,748	0.0
676		KCC Corp.	412,161	0.1
101,252		KOC Holding AS	496,965	0.1
5,670		Korea Aerospace Industries Ltd	174,870	0.0
4,110	@	Korean Air Lines Co. Ltd.	135,665	0.0
47,048	@	Lan Airlines SA	633,812	0.1
48,494	@	Larsen & Toubro Ltd. GDR	1,358,813	0.2
14,077		LG Corp.	869,543	0.2
18,710		Localiza Rent a Car SA	307,811	0.1
2,692		LS Corp.	197,708	0.0
1,012		LS Industrial Systems Co. Ltd.	65,910	0.0
91,400		Malaysia Airports Holdings Bhd	227,148	0.0
158,200		MISC Bhd	320,256	0.1
52,962		Adani Ports and Special Economic Zone	214,630	0.0
95,000	@	OHL Mexico SAB de CV	289,976	0.1
35,800	@	Promotora y Operadora de Infraestructura SAB de CV	477,637	0.1
2,607		S-1 Corp.	209,621	0.0
18,426		Samsung Corp.	1,359,159	0.2
4,069	@	Samsung Engineering Co. Ltd.	321,993	0.1
23,062		Samsung Heavy Industries Co., Ltd.	616,953	0.1
5,227		Samsung Techwin Co., Ltd.	273,746	0.1
382,000		Shanghai Electric Group Co., Ltd.	154,024	0.0
68,000		Shanghai Industrial Holdings Ltd.	207,169	0.0
6,065		Siemens India Ltd.	96,439	0.0
398,000		Sime Darby Bhd	1,199,049	0.2
131,500		Sinopec Engineering Group Co. Ltd.	147,884	0.0
3,736		SK Holdings Co. Ltd	674,186	0.1
11,634	@	SK Networks Co. Ltd.	123,448	0.0
22,308		SM Investments Corp.	417,005	0.1
82,000		Taiwan Glass Industry Corp.	69,237	0.0
24,181		TAV Havalimanlari Holding AS	192,298	0.0
299,000		Teco Electric and Machinery Co. Ltd.	344,177	0.1
87,571	@	Turk Hava Yollari	268,520	0.1
237,700		United Tractors Tbk PT	463,829	0.1
468,000	@	Walsin Lihwa Corp.	166,943	0.0
39,640		Weg S.A.	500,008	0.1
74,000		Weichai Power Co. Ltd.	285,798	0.1
112,000		ENN Energy Holdings Ltd.	804,240	0.1
218,000		Zhejiang Expressway Co., Ltd.	220,801	0.0
79,500		Zhuzhou CSR Times Electric Co., Ltd.	241,504	0.1
			37,307,421	6.4

		Information Technology: 17.0%
103,500		AAC Technologies Holdings, Inc.	673,584	0.1
376,000	@	Acer, Inc.	268,741	0.0
917,000		Advanced Semiconductor Engineering, Inc.	1,188,252	0.2
44,000		Advantech Co. Ltd.	375,782	0.1
103,000		Asustek Computer, Inc.	1,151,122	0.2
1,283,000		AU Optronics Corp.	543,594	0.1
96,000		Catcher Technology Co., Ltd.	895,903	0.2
65,840		Chicony Electronics Co. Ltd.	177,886	0.0
1,004,000		InnoLux Display Corp.	470,783	0.1
102,300		Cielo SA	2,108,968	0.4
632,000		Compal Electronics, Inc.	517,315	0.1
267,000		Delta Electronics, Inc.	1,944,600	0.3
121,000		Epistar Corp.	299,941	0.1
119,650		Foxconn Technology Co., Ltd.	290,164	0.0
1,449,000	@	GCL Poly Energy Holdings Ltd.	484,375	0.1
1,600,000		Hanergy Solar Group Ltd.	245,665	0.0
35,216		HCL Technologies Ltd.	878,748	0.2
6,000		Hermes Microvision, Inc.	238,257	0.0
1,598,810		Hon Hai Precision Industry Co., Ltd.	5,360,115	0.9
97,000		HTC Corp.	448,258	0.1
80,328	@	SK Hynix, Inc.	3,857,179	0.7
66,126		Infosys Ltd. ADR	3,555,595	0.6

See Accompanying Notes to Financial Statements

18

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

249,000	@	Inotera Memories, Inc.	452,735	0.1
336,000		Inventec Co., Ltd.	321,966	0.1
92,300		Kingboard Chemicals Holdings	190,297	0.0
78,000		Kingsoft Corp. Ltd	234,949	0.0
34,000		Kinsus Interconnect Technology Corp.	152,809	0.0
15,000		Largan Precision Co. Ltd.	1,196,674	0.2
906,000		Lenovo Group Ltd.	1,237,718	0.2
33,525	@	LG Display Co., Ltd.	1,055,390	0.2
1,138	@	LG Innotek Co. Ltd.	163,044	0.0
313,762		Lite-On Technology Corp.	524,021	0.1
202,820		MediaTek, Inc.	3,430,759	0.6
2,152		NCSoft Corp.	388,147	0.1
3,974		NAVER Corp.	3,274,436	0.6
80,000		Novatek Microelectronics Corp., Ltd.	393,459	0.1
236,000		Pegatron Corp.	451,053	0.1
19,000		Phison Electronics Corp.	153,094	0.0
92,000		Powertech Technology, Inc.	166,504	0.0
369,000		Quanta Computer, Inc.	1,078,128	0.2
65,340		Radiant Opto-Electronics Corp.	280,366	0.0
62,760		Realtek Semiconductor Corp.	199,058	0.0
8,371		Samsung Electro-Mechanics Co. Ltd.	482,390	0.1
2,913		Samsung Electronics Co., Ltd.	3,052,522	0.5
15,517		Samsung Electronics Co., Ltd.	20,264,419	3.5
4,888		Samsung SDI Co., Ltd.	782,545	0.1
453,000		Siliconware Precision Industries Co.	745,753	0.1
40,000		Simplo Technology Co. Ltd.	247,989	0.0
2,951		SK C&C Co. Ltd.	485,528	0.1
183,000		Synnex Technology International Corp.	308,546	0.1
3,475,000		Taiwan Semiconductor Manufacturing Co., Ltd.	14,704,622	2.5
67,792		Tata Consultancy Services Ltd.	2,735,118	0.5
8,990		Tech Mahindra Ltd.	321,696	0.1
722,800		Tencent Holdings Ltd.	10,995,991	1.9
17,100		Totvs S.A.	294,481	0.1
35,000		TPK Holding Co. Ltd.	349,423	0.1
207,000		Unimicron Technology Corp.	200,418	0.0
1,746,000		United Microelectronics Corp.	869,962	0.1
90,000		Vanguard International Semiconductor Corp.	144,623	0.0
63,804		Wipro Ltd. ADR	758,629	0.1
316,800		Wistron Corp.	289,139	0.0
204,000		WPG Holdings Ltd	280,943	0.0
77,400		ZTE Corp.	152,551	0.0
			99,786,722	17.0

		Materials: 8.5%
13,192		African Rainbow Minerals Ltd.	232,346	0.0
217,000	@	Alrosa AO	266,397	0.0
448,000	@	Aluminum Corp. of China Ltd.	161,035	0.0
95,851		Ambuja Cements Ltd.	351,673	0.1
7,317	@	Anglo Platinum Ltd.	317,999	0.1
59,652	@	AngloGold Ashanti Ltd.	1,018,294	0.2
178,000		Anhui Conch Cement Co., Ltd.	610,560	0.1
315,820		Asia Cement Corp.	432,880	0.1
40,968		Asian Paints Ltd.	404,506	0.1
3,838		Assore Ltd.	128,693	0.0
34,300		Bradespar SA	314,358	0.1
18,300		Braskem SA	116,948	0.0
9,132		CAP SA	128,885	0.0
68,977		Cementos Argos SA	434,252	0.1
26,762	@	Cemex Latam Holdings SA	262,275	0.0
1,703,184	@	Cemex SA de CV	2,254,108	0.4
123,000		Zoomlion Heavy Industry Science and Technology Co. Ltd	76,160	0.0
6,990		Cheil Industries, Inc.	495,234	0.1
250,000		China BlueChemical Ltd.	136,416	0.0
418,000		China National Building Material Co., Ltd.	368,051	0.1
252,000		China Resources Cement Holdings Ltd.	157,995	0.0
1,684,133		China Steel Corp.	1,416,572	0.2
28,563		Cia de Minas Buenaventura SAA ADR	337,329	0.1
104,600		Cia Siderurgica Nacional S.A.	445,952	0.1
37,100		Duratex SA	150,113	0.0
171,069		Empresas CMPC SA	372,784	0.1
212,662		Eregli Demir ve Celik Fabrikalari TAS	380,861	0.1
34,100	@	Fibria Celulose SA	329,656	0.1
472,600		Formosa Chemicals & Fibre Co.	1,196,835	0.2
612,600		Formosa Plastics Corp.	1,637,458	0.3
230,500		Fosun International	306,178	0.1
110,234		Gold Fields Ltd.	407,644	0.1
47,765		Grupo Argos SA/Colombia	574,961	0.1
546,300		Grupo Mexico SA de CV Series B	1,822,895	0.3
13,264		Hanwha Chemical Corp.	240,732	0.0
5,892		Hanwha Corp.	150,466	0.0
65,142	@	Harmony Gold Mining Co., Ltd.	194,605	0.0
170,386		Hindalco Industries Ltd	465,003	0.1
2,153		Lotte Chemical Corp.	392,560	0.1
3,121		Hyosung Corp.	208,581	0.0
9,398		Hyundai Steel Co.	690,880	0.1
76,187		Impala Platinum Holdings Ltd.	767,907	0.1
215,900		Indocement Tunggal Prakarsa Tbk PT	410,582	0.1
181,900		Indorama Ventures PCL	155,518	0.0
19,790		Industrias Penoles SAB de CV	495,471	0.1
183,000		Jiangxi Copper Co., Ltd.	289,748	0.1
53,039		Jindal Steel & Power Ltd.	284,852	0.1

See Accompanying Notes to Financial Statements

19

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

13,135		Jsw Steel Ltd.	270,688	0.0
20,943		KGHM Polska Miedz SA	858,624	0.2
67,500		Klabin SA	339,715	0.1
1,151		Korea Zinc Co., Ltd.	451,321	0.1
6,851		Kumba Iron Ore Ltd.	219,193	0.0
1,773		Kumho Petrochemical Co. Ltd	155,387	0.0
54,700		Lafarge Malaysia Bhd	167,797	0.0
162,000		Lee & Man Paper Manufacturing Ltd.	85,821	0.0
6,683		LG Chem Ltd.	1,954,428	0.3
898		LG Chem Ltd.	171,259	0.0
39,100		Metalurgica Gerdau SA	275,709	0.1
140,100		Mexichem SA de CV	580,335	0.1
81,400	@	Minera Frisco SAB de CV	160,058	0.0
7,900		MMC Norilsk Nickel OJSC	1,563,299	0.3
80,113		Nampak Ltd.	277,070	0.1
701,890		Nan Ya Plastics Corp.	1,690,405	0.3
224,000		Nine Dragons Paper Holdings Ltd.	152,534	0.0
41,904	@	Northam Platinum Ltd.	179,828	0.0
2,278	@	OCI Co. Ltd	387,388	0.1
408,000		Petronas Chemicals Group Bhd	860,362	0.2
9,426		POSCO	2,816,728	0.5
67,432		PPC Ltd.	198,671	0.0
233,900		PTT Global Chemical PCL	486,573	0.1
75,567	@	Sappi Ltd.	272,886	0.1
415,500		Semen Gresik Persero Tbk PT	529,625	0.1
41,292		Sesa Goa Ltd. ADR	799,413	0.1
29,176		Severstal	240,388	0.0
14,000		Siam Cement PCL	195,015	0.0
44,200		Siam Cement PCL - Foreign	621,146	0.1
350,000		Sinopec Shanghai Petrochemical Co. Ltd.	97,469	0.0
14,083		Sociedad Quimica y Minera de Chile SA	411,528	0.1
23,021		Southern Copper Corp.	699,148	0.1
36,700		Suzano Papel e Celulose	138,196	0.0
59,842		Synthos SA	87,311	0.0
498,000		Taiwan Cement Corp.	754,388	0.1
114,000		Taiwan Fertilizer Co., Ltd.	226,014	0.0
45,326		Tata Steel Ltd.	398,987	0.1
7,077		Titan Cement Co. SA	229,472	0.0
70,000		TSRC Corp.	98,945	0.0
4,751		Ultratech Cement Ltd	204,743	0.0
17,985		Uralkali GDR	413,431	0.1
107,641		Uralkali OJSC	494,600	0.1
118,094		Vale SA ADR	1,405,319	0.2
152,400		Vale SA	1,811,280	0.3
186,900		Vale SA	2,473,390	0.4
140,000		Yingde Gases	151,770	0.0
4,626		Zaklady Azotowe w Tarnowie-Moscicach SA	110,421	0.0
924,000		Zijin Mining Group Co., Ltd.	210,662	0.0
			50,173,948	8.5
		Telecommunication Services: 6.9%
155,300		Advanced Info Service PCL	1,052,785	0.2
109,454		America Movil S.A.B de CV ADR	2,271,170	0.4
2,657,400		America Movil SAB de CV	2,761,148	0.5
366,200		Axiata Group Bhd	794,897	0.1
86,233	@	Bharti Airtel Ltd.	483,108	0.1
364,000		China Communications Services Corp., Ltd.	177,182	0.0
857,500		China Mobile Ltd.	8,328,676	1.4
1,972,000		China Telecom Corp., Ltd.	964,561	0.2
686,000		China Unicom Ltd.	1,054,882	0.2
561,000		Chunghwa Telecom Co., Ltd.	1,807,977	0.3
346,000	@	Citic 21CN Co. Ltd.	268,722	0.0
503,100		Digi.Com BHD	897,731	0.2
17,512		Empresa Nacional de Telecom	215,648	0.0
230,000		Far EasTone Telecommunications Co., Ltd.	523,930	0.1
4,365		Globe Telecom, Inc.	160,052	0.0
37,753	@	Hellenic Telecommunications Organization S.A.	557,600	0.1
100,252		Idea Cellular Ltd.	220,861	0.0
16,178		KT Corp. ADR	244,935	0.0
30,281		LG Telecom Ltd.	275,798	0.1
320,700		Maxis Bhd	674,227	0.1
12,644	@	MegaFon OAO GDR	398,093	0.1
76,100		Mobile Telesystems OJSC ADR	1,502,214	0.3
237,885		MTN Group Ltd.	5,010,764	0.9
376,200		Oi SA	333,719	0.1
12,100		Ooredoo QSC	395,301	0.1
462,104	@	Global Telecom Holding	332,976	0.1
6,015		Philippine Long Distance Telephone Co.	409,298	0.1
66,644		Reliance Communications Ltd.	162,137	0.0
111,041	@	Rostelecom	282,574	0.1
20,368		Sistema JSFC GDR	627,290	0.1
11,738		SK Telecom Co., Ltd. ADR	304,484	0.1
244,000		Taiwan Mobile Co., Ltd.	755,069	0.1
42,700		Telefonica Brasil SA	871,973	0.1
15,255		O2 Czech Republic AS	216,148	0.0
154,000		Telekom Malaysia BHD	304,547	0.1
95,134		Orange Polska SA	303,862	0.1
6,882,500		Telekomunikasi Indonesia Persero Tbk PT	1,431,578	0.2
122,700		Tim Participacoes SA	713,598	0.1
204,300		Tower Bersama Infrastructure Tbk PT	138,728	0.0
702,300	@	True Corp. PCL	206,640	0.0
69,334		Turk Telekomunikasyon AS	200,352	0.0
120,436	@	Turkcell Iletisim Hizmet AS	753,820	0.1
52,052		Vodacom Group Pty Ltd.	643,360	0.1
54,600		Vodafone Qatar	235,461	0.0

See Accompanying Notes to Financial Statements

20

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

403,300		XL Axiata Tbk PT	173,499	0.0
			40,443,375	6.9

		Utilities: 3.2%
233,600		Aboitiz Power Corp.	196,306	0.0
386,039		AES Gener SA	200,030	0.0
359,454		Aguas Andinas SA	226,710	0.0
468,000		Beijing Enterprises Water Group Ltd.	312,896	0.1
23,882		CEZ A/S	720,737	0.1
286,000		China Gas Holdings Ltd.	593,429	0.1
397,000		China Longyuan Power Group Corp.	430,959	0.1
134,000		China Resources Gas Group Ltd.	422,498	0.1
280,000		China Resources Power Holdings Co.	796,179	0.1
49,600		Cia de Saneamento Basico do Estado de Sao Paulo	531,132	0.1
13,700		Cia Paranaense de Energia	209,267	0.0
1,258,333		Colbun SA	316,054	0.1
5,500		Cia de Saneamento de Minas Gerais-COPASA	97,803	0.0
34,700		CPFL Energia S.A.	317,553	0.1
346,000		Datang International Power Generation Co., Ltd.	135,234	0.0
32,200		EDP - Energias do Brasil S.A.	157,976	0.0
27,900		Centrais Eletricas Brasileiras SA	131,197	0.0
480,478		Empresa Nacional de Electricidad S.A.	720,697	0.1
27,121		Enea SA	141,071	0.0
16,810		Energa SA	114,469	0.0
1,059,900		Energy Development Corp.	153,258	0.0
2,950,707		Enersis SA	994,569	0.2
42,205		GAIL India Ltd.	324,825	0.1
71,300		Glow Energy PCL	183,556	0.0
356,000		Guangdong Investment Ltd.	411,145	0.1
462,000		Huaneng Power International, Inc.	522,501	0.1
63,411		Interconexion Electrica SA ESP	309,709	0.1
143,919		Isagen SA ESP	237,629	0.1
37,341		Korea Electric Power Corp.	1,374,657	0.2
3,714	@	Korea Gas Corp.	202,860	0.0
195,747		NTPC Ltd.	508,706	0.1
1,639,400		Perusahaan Gas Negara PT	770,495	0.1
90,500		Petronas Gas BHD	690,883	0.1
108,772		PGE SA	774,918	0.1
146,156		Power Grid Corp. of India Ltd.	338,633	0.1
17,902		Public Power Corp.	276,553	0.1
4,500		Qatar Electricity & Water Co.	213,715	0.0
9,670		Reliance Infrastructure Ltd	124,550	0.0
69,064	@	Reliance Power Ltd.	124,536	0.0
16,112,250	@ RusHydro Management Co.	317,929	0.1
184,302	Tata Power Co. Ltd.	330,677	0.1
161,935	Tauron Polska Energia SA	275,713	0.0
418,500	Tenaga Nasional BHD	1,589,889	0.3
21,800	Tractebel Energia S.A.	327,469	0.1
763,100	YTL Corp. Bhd	385,263	0.1
174,695	YTL Power International	79,976	0.0
		18,616,811	3.2

	Total Common Stock
	(Cost $545,983,242)	566,609,907	96.6

PREFERRED STOCK: 1.8%
		Consumer Discretionary: 0.1%
71,650	Lojas Americanas SA	456,589	0.1

	Energy: 0.5%
345,700	Petroleo Brasileiro SA	2,705,206	0.5

	Financials: 0.8%
175,500	Banco Bradesco SA	2,549,695	0.4
15,563	Grupo de Inversiones Suramericana SA	329,911	0.1
471,222	Investimentos Itau SA	1,842,660	0.3
112,434	@ Sberbank of Russia	228,549	0.0
		4,950,815	0.8

	Materials: 0.2%
125,900	Gerdau SA	741,326	0.1
18,353	Grupo Argos SA/Colombia	218,965	0.1
49,900	@ Usinas Siderurgicas de Minas Gerais SA	170,963	0.0
		1,131,254	0.2

	Utilities: 0.2%
109,259	Cia Energetica de Minas Gerais	798,612	0.1
24,200	Cia Energetica de Sao Paulo	303,718	0.1
		1,102,330	0.2

	Total Preferred Stock
	(Cost $11,423,908)	10,346,194	1.8

RIGHTS: 0.0%
	Financials: 0.0%
4,272	BS Financial Group, Inc.	5,500	0.0

	Materials: 0.0%
9,537	Empresas CMPC SA	2,069	0.0

	Total Rights
	(Cost $–)	7,569	0.0

	Total Long-Term Investments
	(Cost $557,407,150)	576,963,670	98.4

See Accompanying Notes to Financial Statements

21

Voya Emerging Markets Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

SHORT-TERM INVESTMENTS: 1.0%
	Mutual Funds: 1.0%
6,061,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $6,061,000)	6,061,000	1.0

	Total Short-Term Investments
	(Cost $6,061,000)	6,061,000	1.0

	Total Investments in Securities (Cost $563,468,150)	$583,024,670	99.4
	Assets in Excess of Other Liabilities	3,262,410	0.6
	Net Assets	$586,287,080	100.0

††	Rate shown is the 7-day yield as of June 30, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
@	Non-income producing security

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Cost for federal income tax purposes is $569,156,572.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$58,887,793
Gross Unrealized Depreciation	(45,019,695)

Net Unrealized Appreciation	$13,868,098

See Accompanying Notes to Financial Statements

22

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.8%
		Consumer Discretionary: 7.8%
59,888		Bayerische Motoren Werke AG	7,583,603	1.5
183,107		DaimlerChrysler AG	17,104,869	3.3
39,495		Inditex S.A.	6,078,474	1.2
49,784		LVMH Moet Hennessy Louis Vuitton S.A.	9,606,763	1.8
			40,373,709	7.8

		Consumer Staples: 9.5%
142,231		Anheuser-Busch InBev Worldwide, Inc.	16,342,394	3.1
115,751		Carrefour S.A.	4,268,228	0.8
108,891		Groupe Danone	8,096,968	1.6
44,409		L'Oreal S.A.	7,646,303	1.5
293,062		Unilever NV	12,828,228	2.5
			49,182,121	9.5

		Energy: 9.7%
498,502		ENI S.p.A.	13,633,870	2.6
179,365		Repsol YPF S.A.	4,729,261	0.9
442,778		Total S.A.	32,034,859	6.2
			50,397,990	9.7

		Financials: 26.0%
84,272		Allianz AG	14,066,165	2.7
248,907		Assicurazioni Generali S.p.A.	5,451,192	1.1
384,946		AXA S.A.	9,197,645	1.8
2,194,215		Banco Santander Central Hispano S.A.	22,927,933	4.4
1,096,761		Banco Bilbao Vizcaya Argentaria S.A.	13,978,685	2.7
209,555		BNP Paribas	14,241,102	2.7
242,688		Deutsche Bank AG	8,529,270	1.6
719,452	**,@	ING Groep NV	10,095,703	2.0
2,602,518		Intesa Sanpaolo S.p.A.	8,029,625	1.6
28,482		Muenchener Rueckversicherungs AG	6,307,293	1.2
148,787		Societe Generale	7,802,788	1.5
18,114		Unibail-Rodamco SE	5,271,364	1.0
1,022,130		UniCredit SpA	8,546,411	1.7
			134,445,176	26.0

		Health Care: 9.6%
154,058		Bayer AG	21,733,461	4.2
40,143		Essilor International SA	4,254,195	0.8
224,506		Sanofi	23,862,647	4.6
			49,850,303	9.6

		Industrials: 12.0%
90,788		Cie de Saint-Gobain	5,122,462	1.0
176,676		Deutsche Post AG	6,377,105	1.2
108,170		Airbus Group NV	7,252,584	1.4
174,719		Koninklijke Philips NV	5,545,287	1.1
107,898		Schneider Electric SE	10,174,072	2.0
154,970		Siemens AG	20,461,332	3.9
98,197		Vinci S.A.	7,341,088	1.4
			62,273,930	12.0

		Information Technology: 3.9%
71,510		ASML Holding NV	6,669,122	1.3

176,634		SAP AG	13,610,484	2.6
			20,279,606	3.9

		Materials: 6.2%
64,070		Air Liquide	8,657,707	1.7
171,230		BASF AG	19,918,098	3.8
137,724		CRH PLC - Dublin	3,528,119	0.7
			32,103,924	6.2

			Telecommunication Services: 6.6%
566,455		Deutsche Telekom AG	9,935,062	1.9
360,498		Orange SA	5,703,916	1.1
741,423		Telefonica S.A.	12,728,646	2.5
236,982		Vivendi	5,799,321	1.1
			34,166,945	6.6

		Utilities: 6.5%
372,780		E.ON AG	7,685,071	1.5
1,187,245	L	Enel S.p.A.	6,905,776	1.3
284,378		Gaz de France	7,835,058	1.5
986,140		Iberdrola S.A.	7,543,519	1.5
89,938		RWE AG	3,857,274	0.7
			33,826,698	6.5

		Total Common Stock
		(Cost $346,053,318)	506,900,402	97.8

PREFERRED STOCK: 1.4%
			Consumer Discretionary: 1.4%
26,800		Volkswagen AG	7,019,367	1.4

		Total Preferred Stock
		(Cost $4,615,442)	7,019,367	1.4

RIGHTS: 0.0%
		Energy: 0.0%
158,468		Repsol SA	107,844	0.0

		Total Rights
		(Cost $104,553)	107,844	0.0

		Total Long-Term Investments
		(Cost $350,773,313)	514,027,613	99.2

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.9%
	Securities Lending Collateralcc(1): 0.9%
1,139,716	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $1,139,720, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,162,510, due 07/15/14-04/20/64)	1,139,716	0.2

See Accompanying Notes to Financial Statements

23

Voya Euro STOXX 50® Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

379,562	Credit Suisse Securities, Repurchase Agreement dated 06/30/14, 0.06%, due 07/01/14 (Repurchase Amount $379,563, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $387,156, due 08/15/14-11/15/43)	379,562	0.1
1,139,716	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $1,139,718, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $1,162,514, due 07/10/14-08/15/42)	1,139,716	0.2
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Securities, 0.750%-6.125%, Market Value plus accrued interest $1,020,000, due 12/31/17-04/15/28)	1,000,000	0.2
1,139,716	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,139,719, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,162,510, due 07/01/14-07/15/56)	1,139,716	0.2
		4,798,710	0.9

	Total Short-Term Investments
	(Cost $4,798,710)	4,798,710	0.9

	Total Investments in Securities (Cost $355,572,023)	$518,826,323	100.1
	Liabilities in Excess of Other Assets	(590,584)	(0.1)
	Net Assets	$518,235,739	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
**	Investment in affiliate
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $382,473,226.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$163,800,983
Gross Unrealized Depreciation	(27,447,886)

Net Unrealized Appreciation	$136,353,097

See Accompanying Notes to Financial Statements

24

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.1%
		Consumer Discretionary: 7.8%
149,319		Barratt Developments PLC	954,059	0.2
147,173		British Sky Broadcasting PLC	2,276,910	0.5
67,847		Burberry Group PLC	1,722,018	0.4
27,946		Carnival PLC	1,054,147	0.2
275,241		Compass Group PLC	4,785,436	1.0
249,433		GKN PLC	1,548,467	0.3
39,219		InterContinental Hotels Group PLC	1,622,535	0.4
573,312		ITV PLC	1,747,132	0.4
362,766		Kingfisher PLC	2,226,972	0.5
249,639		Marks & Spencer Group PLC	1,815,941	0.4
22,793		Next PLC	2,523,243	0.5
124,522		Pearson PLC	2,459,241	0.5
46,909	@	Persimmon PLC	56,196	0.0
46,290		Persimmon PLC	1,008,176	0.2
175,829		Reed Elsevier PLC	2,825,540	0.6
38,503	@	Sports Direct International PLC	465,267	0.1
77,048		TUI Travel PLC	524,498	0.1
27,614		Whitbread PLC	2,083,205	0.5
203,557		WPP PLC	4,435,867	1.0
			36,134,850	7.8

		Consumer Staples: 15.9%
53,368		Associated British Foods PLC	2,783,262	0.6
289,385		British American Tobacco PLC	17,218,977	3.7
30,230	@	Coca-Cola HBC AG	693,964	0.2
385,725		Diageo PLC	12,284,930	2.7
147,542		Imperial Tobacco Group PLC	6,637,594	1.4
216,749		J Sainsbury PLC	1,169,995	0.3
98,796		Reckitt Benckiser PLC	8,614,488	1.9
144,776		SABMiller PLC	8,390,450	1.8
1,230,428		Tesco PLC	5,980,078	1.3
184,761		Unilever PLC	8,375,078	1.8
331,461		WM Morrison Supermarkets PLC	1,039,544	0.2
			73,188,360	15.9

		Energy: 17.4%
521,198		BG Group PLC	10,997,939	2.4
2,826,291		BP PLC	24,887,975	5.4
39,645		Petrofac Ltd.	815,486	0.2
602,767		Royal Dutch Shell PLC - Class A	24,907,855	5.4
375,597		Royal Dutch Shell PLC - Class B	16,323,402	3.6
138,419		Tullow Oil PLC	2,019,350	0.4
			79,952,007	17.4

		Financials: 20.3%
147,570		3i Group PLC	1,014,170	0.2
150,958		Aberdeen Asset Management PLC	1,171,550	0.3
30,026		Admiral Group PLC	795,585	0.2
451,023		Aviva PLC	3,935,057	0.9
2,510,768		Barclays PLC	9,146,119	2.0
154,945		British Land Co. PLC	1,861,751	0.4
135,990		Capital Shopping Centres Group PLC	725,378	0.2
108,361		Hammerson PLC	1,075,236	0.2
33,414		Hargreaves Lansdown PLC	707,419	0.2
2,920,444		HSBC Holdings PLC	29,627,977	6.4
120,477		Land Securities Group PLC	2,134,781	0.5
897,649		Legal & General Group PLC	3,458,173	0.7
8,277,380	@	Lloyds TSB Group PLC	10,521,106	2.3
27,116		London Stock Exchange Group PLC	930,959	0.2
748,444		Old Mutual PLC	2,529,328	0.5
390,773		Prudential PLC	8,953,132	1.9
208,487		Resolution Ltd.	1,124,202	0.2
326,719	@	Royal Bank of Scotland Group PLC	1,836,223	0.4
153,932		RSA Insurance Group PLC	1,250,803	0.3
17,307		Schroders PLC	741,637	0.2
78,686		St. James's Place PLC	1,025,091	0.2
309,907		Standard Chartered PLC	6,334,493	1.4
366,106		Standard Life PLC	2,342,147	0.5
			93,242,317	20.3

		Health Care: 9.5%
193,260		AstraZeneca PLC	14,378,018	3.1
744,544		GlaxoSmithKline PLC	19,823,527	4.3
90,023		Shire PLC	7,061,645	1.6
137,318		Smith & Nephew PLC	2,430,239	0.5
			43,693,429	9.5

		Industrials: 7.1%
36,746		Aggreko PLC	1,037,450	0.2
77,082		Ashtead Group PLC	1,153,135	0.3
76,136		Babcock International Group	1,513,341	0.3
484,373		BAE Systems PLC	3,587,603	0.8
50,845		Bunzl PLC	1,411,527	0.3
100,738		Capita Group PLC	1,973,576	0.4
38,047		easyJet PLC	888,496	0.2
151,977		Experian Group Ltd.	2,567,663	0.6
237,617		Group 4 Securicor PLC	1,037,387	0.2
41,798		IMI PLC	1,062,808	0.2
311,797	@	International Consolidated Airlines Group SA	1,976,990	0.4
24,618		Intertek Group PLC	1,157,472	0.3
123,480		Meggitt PLC	1,069,091	0.2
286,648		Rolls-Royce Holdings PLC	5,237,243	1.2
94,949		Royal Mail PLC	810,284	0.2
60,039		Smiths Group PLC	1,330,444	0.3
37,806		Travis Perkins PLC	1,058,765	0.2
32,544		Weir Group PLC	1,458,207	0.3
40,462		Wolseley PLC	2,216,541	0.5
			32,548,023	7.1

		Information Technology: 0.9%
213,897		ARM Holdings PLC	3,216,327	0.7
168,007		Sage Group PLC/The	1,103,461	0.2
			4,319,788	0.9

See Accompanying Notes to Financial Statements

25

Voya FTSE 100 Index® Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

	Materials: 9.3%
200,109	@ Anglo American PLC	4,904,321	1.1
54,352	Antofagasta PLC	710,049	0.1
323,450	BHP Billiton PLC	10,514,984	2.3
113,171	CRH PLC - London	2,901,200	0.6
25,956	Fresnillo PLC	390,053	0.1
1,472,999	Glencore PLC	8,208,569	1.8
31,382	Johnson Matthey PLC	1,664,036	0.4
56,241	Mondi PLC	1,021,045	0.2
14,062	Randgold Resources Ltd.	1,184,125	0.3
107,240	Rexam PLC	981,550	0.2
191,067	Rio Tinto PLC	10,316,469	2.2
		42,796,401	9.3

	Telecommunication Services: 4.7%
1,205,830	BT Group PLC	7,923,547	1.7
4,068,463	Vodafone Group PLC	13,597,872	3.0
		21,521,419	4.7

	Utilities: 4.2%
778,564	Centrica PLC	4,160,333	0.9
571,210	National Grid PLC	8,223,560	1.8
149,306	Scottish & Southern Energy PLC	3,999,745	0.9
36,461	Severn Trent PLC	1,205,312	0.3
104,413	United Utilities Group PLC	1,575,599	0.3
		19,164,549	4.2

	Total Common Stock
	(Cost $329,789,813)	446,561,143	97.1

	Assets in Excess of Other Liabilities	13,264,035	2.9
	Net Assets	$459,825,178	100.0

@	Non-income producing security

Cost for federal income tax purposes is $331,658,222.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$128,717,475
Gross Unrealized Depreciation	(13,814,554)

Net Unrealized Appreciation	$114,902,921

See Accompanying Notes to Financial Statements

26

Voya Hang Seng Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.7%
	Consumer Discretionary: 5.0%
543,000	Belle International Holdings	602,565	0.5
272,000	Galaxy Entertainment Group Ltd.	2,173,954	1.8
683,028	Li & Fung Ltd.	1,011,701	0.9
282,400	Sands China Ltd.	2,131,467	1.8
		5,919,687	5.0

	Consumer Staples: 3.4%
160,000	China Mengniu Diary Co., Ltd.	739,615	0.6
141,286	China Resources Enterprise	392,106	0.3
93,500	Hengan International Group Co., Ltd.	984,609	0.8
228,000	Tingyi Cayman Islands Holding Corp.	638,759	0.6
849,000	Want Want China Holdings Ltd.	1,222,204	1.1
		3,977,293	3.4

	Energy: 9.7%
2,980,438	China Petroleum & Chemical Corp.	2,833,630	2.4
396,841	China Shenhua Energy Co., Ltd.	1,146,388	1.0
2,085,714	CNOOC Ltd.	3,749,417	3.2
378,000	Kunlun Energy Co. Ltd.	623,157	0.5
2,464,604	PetroChina Co., Ltd.	3,100,415	2.6
		11,453,007	9.7

	Financials: 53.4%
1,406,600	AIA Group Ltd.	7,067,622	6.0
9,277,746	Bank of China Ltd.	4,153,777	3.5
1,023,451	Bank of Communications Co., Ltd.	706,461	0.6
160,584	Bank of East Asia Ltd.	665,786	0.6
432,129	BOC Hong Kong Holdings Ltd.	1,251,906	1.1
162,739	Cheung Kong Holdings Ltd.	2,887,259	2.4
9,827,107	China Construction Bank	7,431,766	6.3
868,911	China Life Insurance Co., Ltd. (HKD)	2,273,348	1.9
476,991	China Overseas Land & Investment Ltd.	1,156,965	1.0
238,000	China Resources Land Ltd.	435,439	0.4
261,706	Hang Lung Properties Ltd.	807,058	0.7
89,343	Hang Seng Bank Ltd.	1,458,925	1.2
121,248	Henderson Land Development Co., Ltd.	709,614	0.6
128,941	Hong Kong Exchanges and Clearing Ltd.	2,403,728	2.0
1,630,828	HSBC Holdings PLC	16,585,049	14.1
8,616,340	Industrial and Commercial Bank of China Ltd.	5,448,414	4.6
602,100	New World Development Ltd.	685,428	0.6
237,716	Ping An Insurance Group Co. of China Ltd.	1,840,405	1.6
349,265	Sino Land Co.	574,932	0.5
157,555	Sun Hung Kai Properties Ltd.	2,161,971	1.8
74,091	Swire Pacific Ltd.	911,937	0.8
176,637	Wharf Holdings Ltd.	1,271,931	1.1
		62,889,721	53.4

	Industrials: 4.5%
137,818	Cathay Pacific Airways Ltd.	257,558	0.2
133,096	China Merchants Holdings International Co., Ltd.	415,593	0.3
191,811	Citic Pacific Ltd.	336,359	0.3
204,697	Cosco Pacific Ltd.	283,697	0.2
248,464	Hutchison Whampoa Ltd.	3,398,134	2.9
169,143	MTR Corp.	651,387	0.6
		5,342,728	4.5

		Information Technology: 9.2%
668,000	Lenovo Group Ltd.	912,578	0.8
653,075	Tencent Holdings Ltd.	9,935,261	8.4
		10,847,839	9.2

		Telecommunication Services: 6.8%
708,101	China Mobile Ltd.	6,877,602	5.9
695,110	China Unicom Ltd.	1,068,891	0.9
		7,946,493	6.8

	Utilities: 4.7%
223,654	China Resources Power Holdings Co.	635,959	0.5
221,431	CLP Holdings Ltd.	1,819,038	1.6
736,965	Hong Kong & China Gas	1,612,682	1.4
161,822	Power Assets Holdings Ltd.	1,416,418	1.2
		5,484,097	4.7

	Total Common Stock
	(Cost $91,984,725)	113,860,865	96.7

SHORT-TERM INVESTMENTS: 1.8%
	Mutual Funds: 1.8%
2,136,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $2,136,000)	2,136,000	1.8

	Total Short-Term Investments
	(Cost $2,136,000)	2,136,000	1.8

	Total Investments in Securities (Cost $94,120,725)	$115,996,865	98.5
	Assets in Excess of Other Liabilities	1,757,655	1.5
	Net Assets	$117,754,520	100.0

††	Rate shown is the 7-day yield as of June 30, 2014.

See Accompanying Notes to Financial Statements

27

Voya Hang Seng Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

Cost for federal income tax purposes is $97,486,436.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$23,216,630
Gross Unrealized Depreciation	(4,706,201)

Net Unrealized Appreciation	$18,510,429

See Accompanying Notes to Financial Statements

28

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.3%
		Consumer Discretionary: 11.3%
19,942		Accor S.A.	1,036,496	0.1
26,445		Adidas AG	2,674,018	0.2
25,211		Aisin Seiki Co., Ltd.	1,003,548	0.1
7,724	@	Altice SA	538,131	0.1
20,949		Asics Corp.	489,196	0.0
6,482	@	ASOS PLC	328,273	0.0
5,334	L	Axel Springer AG	327,811	0.0
41,745		Bayerische Motoren Werke AG	5,286,160	0.3
10,237		Benesse Holdings, Inc.	444,032	0.0
82,643		Bridgestone Corp.	2,894,444	0.2
130,282		British Sky Broadcasting PLC	2,015,590	0.1
55,287		Burberry Group PLC	1,403,234	0.1
22,945		Carnival PLC	865,505	0.1
29,087	L	Casio Computer Co., Ltd.	422,493	0.0
6,892		Christian Dior S.A.	1,372,188	0.1
65,147		Cie Financiere Richemont SA	6,826,707	0.4
23,553		Cie Generale des Etablissements Michelin	2,812,281	0.2
225,076		Compass Group PLC	3,913,250	0.2
14,028		Continental AG	3,243,425	0.2
48,812		Crown Ltd.	695,741	0.1
24,711		Daihatsu Motor Co., Ltd.	439,764	0.0
121,612		DaimlerChrysler AG	11,360,337	0.7
27		Dena Co., Ltd.	365	0.0
61,867		Denso Corp.	2,955,423	0.2
27,603		Dentsu, Inc.	1,124,127	0.1
7,221		Don Quijote Holdings Co. Ltd	402,870	0.0
30,905		Electrolux AB	779,940	0.1
18,059		Eutelsat Communications	627,545	0.0
6,642		Fast Retailing Co., Ltd.	2,188,071	0.1
113,066	@	Fiat S.p.A	1,114,776	0.1
7,185		Flight Centre Ltd.	301,080	0.0
73,635		Fuji Heavy Industries Ltd.	2,041,808	0.1
286,159		Galaxy Entertainment Group Ltd.	2,287,119	0.1
815,212		Genting International PLC	870,380	0.1
208,035		GKN PLC	1,291,470	0.1
118,219		Hennes & Mauritz AB	5,161,422	0.3
204,642		Honda Motor Co., Ltd.	7,140,935	0.4
3,892		Hugo Boss AG	581,151	0.0
52,526	L	Husqvarna AB - B Shares	408,211	0.0
17,291		Iida Group Holdings Co. Ltd.	262,798	0.0
27,173		Inditex S.A.	4,182,058	0.3
32,312		InterContinental Hotels Group PLC	1,336,784	0.1
44,366		Isetan Mitsukoshi Holdings Ltd.	578,083	0.0
151,537		Isuzu Motors Ltd.	1,003,474	0.1
480,219		ITV PLC	1,463,437	0.1
65,105		J Front Retailing Co., Ltd.	457,103	0.0
14,070		Jardine Cycle & Carriage Ltd.	500,047	0.0
9,045		JC Decaux SA	337,819	0.0
3,016		Kabel Deutschland Holding AG	441,278	0.0
301,322		Kingfisher PLC	1,849,776	0.1
15,000		Lagardere SCA	488,724	0.0
724,194		Li & Fung Ltd.	1,072,676	0.1
20,804		Luxottica Group S.p.A.	1,204,671	0.1
34,163		LVMH Moet Hennessy Louis Vuitton S.A.	6,592,396	0.4
203,454		Marks & Spencer Group PLC	1,479,979	0.1
31,119		Marui Group Co., Ltd.	298,982	0.0
342,332		Mazda Motor Corp.	1,606,537	0.1
122,468		MGM China Holdings Ltd.	424,734	0.0
82,815		Mitsubishi Motors Corp.	915,141	0.1
23,393		Namco Bandai Holdings, Inc.	548,464	0.0
19,568		Next PLC	2,166,227	0.1
23,785		NGK Spark Plug Co., Ltd.	671,548	0.1
44,169		Nikon Corp.	695,841	0.1
311,192		Nissan Motor Co., Ltd.	2,946,820	0.2
9,206		Nitori Co., Ltd.	503,678	0.0
14,025		Nokian Renkaat OYJ	546,793	0.0
6,670		Oriental Land Co., Ltd.	1,143,149	0.1
275,231		Panasonic Corp.	3,336,366	0.2
14,005		Pandora A/S	1,074,796	0.1
104,066		Pearson PLC	2,055,246	0.1
37,363	@	Persimmon PLC	44,760	0.0
37,363		Persimmon PLC	813,750	0.1
48,232	@	Peugeot S.A.	713,623	0.1
31,172		Pirelli & C S.p.A.	499,682	0.0
9,586		Kering	2,102,891	0.1
27,313	L	ProSiebenSat.1 Media AG	1,215,675	0.1
22,973		Publicis Groupe	1,947,110	0.1
97,970		Rakuten, Inc.	1,266,664	0.1
6,830		REA Group Ltd.	275,182	0.0
87,850		Reed Elsevier NV	2,017,321	0.1
147,874		Reed Elsevier PLC	2,376,309	0.1
24,457		Renault S.A.	2,210,784	0.1
4,666		Rinnai Corp.	450,456	0.0
4,761		RTL Group SA	528,241	0.0
304,402		Sands China Ltd.	2,297,531	0.1
6,188		Sankyo Co., Ltd.	238,035	0.0
6,580	L	Sanrio Co., Ltd.	191,199	0.0
24,410		Sega Sammy Holdings, Inc.	480,696	0.0
56,519		Sekisui Chemical Co., Ltd.	655,259	0.0
68,285		Sekisui House Ltd.	937,040	0.1
38,669		SES S.A.	1,466,700	0.1
177,385		Shangri-La Asia Ltd.	277,942	0.0
197,500	L	Sharp Corp.	634,116	0.0
3,261		Shimamura Co., Ltd.	320,992	0.0
10,155		Shimano, Inc.	1,126,860	0.1
231,327		Singapore Press Holdings Ltd.	773,552	0.1
249,365		SJM Holdings Ltd.	624,696	0.0
56,055	@	Sky Deutschland AG	516,515	0.0

See Accompanying Notes to Financial Statements

29

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

11,977		Sodexho Alliance S.A.	1,288,716	0.1
129,870		Sony Corp.	2,170,194	0.1
32,155	@	Sports Direct International PLC	388,558	0.0
20,088		Stanley Electric Co., Ltd.	524,104	0.0
24,059		Sumitomo Rubber Industries, Inc.	347,737	0.0
46,744		Suzuki Motor Corp.	1,466,433	0.1
3,884		Swatch Group AG - BR	2,341,925	0.1
5,307		Swatch Group AG - Reg	588,763	0.0
103,593		TABCORP Holdings Ltd.	328,102	0.0
36,689		Takashimaya Co., Ltd.	356,343	0.0
198,889		Tattersall's Ltd.	613,199	0.0
160,000		Techtronic Industries Co.	512,911	0.0
6,819	@	Telenet Group Holding NV	388,627	0.0
17,100		Toho Co., Ltd.	401,046	0.0
22,005		Toyota Industries Corp.	1,137,006	0.1
345,962		Toyota Motor Corp.	20,713,651	1.2
53,148		TUI Travel PLC	361,801	0.0
30,726		USS Co., Ltd.	524,440	0.0
9,521		Valeo SA	1,277,477	0.1
3,789		Volkswagen AG	977,216	0.1
22,696		Whitbread PLC	1,712,190	0.1
107,040		William Hill PLC	600,978	0.0
38,139		Wolters Kluwer NV	1,129,733	0.1
168,509		WPP PLC	3,672,109	0.2
199,679		Wynn Macau Ltd.	782,077	0.1
120,137	L	Yamada Denki Co., Ltd.	428,258	0.0
21,407		Yamaha Corp.	338,458	0.0
34,604		Yamaha Motor Co., Ltd.	595,895	0.0
28,538		Yokohama Rubber Co., Ltd.	247,043	0.0
97,449		Yue Yuen Industrial Holdings	326,059	0.0
			195,399,372	11.3

		Consumer Staples: 10.8%
80,880	L	Aeon Co., Ltd.	995,296	0.1
75,428		Ajinomoto Co., Inc.	1,182,208	0.1
100,591		Anheuser-Busch InBev Worldwide, Inc.	11,557,943	0.7
11,201		Aryzta AG	1,060,781	0.1
49,258		Asahi Group Holdings, Ltd.	1,546,845	0.1
45,148		Associated British Foods PLC	2,354,570	0.1
286		Barry Callebaut AG	388,457	0.0
12,666		Beiersdorf AG	1,224,105	0.1
235,870		British American Tobacco PLC	14,034,729	0.8
10,101		Calbee, Inc.	278,379	0.0
13,873		Carlsberg A/S	1,494,174	0.1
78,024		Carrefour S.A.	2,877,074	0.2
7,063		Casino Guichard Perrachon S.A.	936,414	0.1
70,583		Coca-Cola Amatil Ltd.	630,234	0.0
24,894	@	Coca-Cola HBC AG	571,470	0.0
9,961		Colruyt S.A.	505,931	0.0
12,757		Delhaize Group	863,230	0.1
313,785		Diageo PLC	9,993,718	0.6
75,640		Distribuidora Internacional de Alimentacion SA	696,208	0.0
8,138		FamilyMart Co., Ltd.	350,852	0.0
958,969		Golden Agri-Resources Ltd.	427,689	0.0
70,908		Groupe Danone	5,272,611	0.3
12,808	L	Heineken Holding NV	841,679	0.1
29,133		Heineken NV	2,091,141	0.1
15,786		Henkel AG & Co. KGaA	1,587,530	0.1
120,280		Imperial Tobacco Group PLC	5,411,136	0.3
155,651		J Sainsbury PLC	840,193	0.1
137,302		Japan Tobacco, Inc.	5,006,321	0.3
32,760		Jeronimo Martins	538,625	0.0
64,975		Kao Corp.	2,558,959	0.2
7,297		Kerry Group PLC	548,049	0.0
12,114		Kerry Group PLC KYGA	905,191	0.1
20,834		Kikkoman Corp.	434,230	0.0
102,956		Kirin Brewery Co., Ltd.	1,486,564	0.1
117,688		Koninklijke Ahold NV	2,206,779	0.1
8,764		Lawson, Inc.	657,803	0.0
108		Lindt & Spruengli AG - PC	549,743	0.0
13		Lindt & Spruengli AG - Reg	803,045	0.1
30,041		L'Oreal S.A.	5,172,433	0.3
7,794		MEIJI Holdings Co., Ltd.	516,721	0.0
117,710		Metcash Ltd.	293,026	0.0
18,688	@	Metro AG	813,273	0.1
403,593		Nestle S.A.	31,273,192	1.8
22,419		NH Foods Ltd	437,712	0.0
28,061		Nisshin Seifun Group, Inc.	335,234	0.0
7,917		Nissin Food Products Co., Ltd.	407,039	0.0
26,694	L	Pernod Ricard SA	3,206,499	0.2
80,851		Reckitt Benckiser PLC	7,049,779	0.4
2,981		Remy Cointreau SA	274,262	0.0
120,288		SABMiller PLC	6,971,256	0.4
94,471		Seven & I Holdings Co., Ltd.	3,981,936	0.2
45,662		Shiseido Co., Ltd.	832,829	0.1
17,634		Suntory Beverage & Food Ltd.	691,200	0.0
72,662		Svenska Cellulosa AB SCA	1,892,402	0.1
25,422		Swedish Match AB	882,715	0.1
58,155		Tate & Lyle PLC	680,407	0.0
1,006,939		Tesco PLC	4,893,885	0.3
12,388		Toyo Suisan Kaisha Ltd.	381,855	0.0
84,327		Treasury Wine Estates Ltd.	398,233	0.0
14,426		Uni-Charm Corp.	860,098	0.1
203,343		Unilever NV	8,900,951	0.5
160,118		Unilever PLC	7,258,030	0.4
143,018		Wesfarmers Ltd.	5,643,701	0.3
249,176		Wilmar International Ltd.	637,855	0.0
266,844		WM Morrison Supermarkets PLC	836,889	0.1
156,891		Woolworths Ltd.	5,209,813	0.3

See Accompanying Notes to Financial Statements

30

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

10,985		Yakult Honsha Co., Ltd.	556,376	0.0
			186,999,507	10.8

		Energy: 7.2%
35,021		Subsea 7 SA	652,774	0.0
21,235		Aker Solutions ASA	368,556	0.0
37,219		Amec PLC	772,843	0.0
427,897		BG Group PLC	9,029,169	0.5
2,315,784		BP PLC	20,392,513	1.2
17,821		Caltex Australia Ltd.	362,609	0.0
318,603		ENI S.p.A.	8,713,690	0.5
8,995	L	Fugro NV	514,370	0.0
45,700		Galp Energia SGPS SA	837,664	0.1
44		Idemitsu Kosan Co., Ltd.	955	0.0
113,416		Inpex Holdings, Inc.	1,725,307	0.1
289,566		JX Holdings, Inc.	1,549,533	0.1
29,449	@	Lundin Petroleum AB	595,248	0.0
16,649	L	Neste Oil OYJ	324,864	0.0
18,885		OMV AG	853,130	0.1
140,071		Origin Energy Ltd.	1,930,681	0.1
32,199		Petrofac Ltd.	662,324	0.0
107,976		Repsol YPF S.A.	2,846,969	0.2
486,922		Royal Dutch Shell PLC - Class A	20,120,847	1.2
306,892		Royal Dutch Shell PLC - Class B	13,337,491	0.8
34,223	@	Saipem S.p.A.	922,760	0.1
123,889		Santos Ltd.	1,666,633	0.1
47,278		SeaDrill Ltd.	1,873,656	0.1
25,919	L	Showa Shell Sekiyu KK	294,621	0.0
138,661		Statoil ASA	4,262,281	0.3
12,899		Technip S.A.	1,409,363	0.1
59,345		Tenaris S.A.	1,398,296	0.1
41,470	L	TonenGeneral Sekiyu KK	393,868	0.0
269,588		Total S.A.	19,504,613	1.1
45,998		Transocean Ltd - RIGN	2,066,606	0.1
115,787		Tullow Oil PLC	1,689,179	0.1
82,967		Woodside Petroleum Ltd.	3,216,751	0.2
27,010		WorleyParsons Ltd.	443,027	0.0
			124,733,191	7.2

		Financials: 25.0%
124,066		3i Group PLC	852,639	0.1
114,022		Aberdeen Asset Management PLC	884,898	0.1
54,543	@	Acom Co., Ltd.	259,773	0.0
23,840		Admiral Group PLC	631,678	0.0
231,267		Aegon NV	2,017,447	0.1
14,798		AEON Financial Service Co., Ltd.	387,028	0.0
14,942		Aeon Mall Co., Ltd.	393,974	0.0
28,171		Ageas	1,123,494	0.1
1,512,299		AIA Group Ltd.	7,598,718	0.4
57,598		Allianz AG	9,613,904	0.6
374,077		AMP Ltd.	1,869,957	0.1
140,682		Aozora Bank Ltd.	462,534	0.0
296,797		Ascendas Real Estate Investment Trust	548,455	0.0
145,615		Assicurazioni Generali S.p.A.	3,189,044	0.2
26,355		ASX Ltd.	886,042	0.1
344,365		Australia & New Zealand Banking Group Ltd.	10,828,404	0.6
369,412		Aviva PLC	3,223,022	0.2
226,344		AXA S.A.	5,408,114	0.3
6,257		Baloise Holding AG	736,743	0.0
544,789	@,L	Banca Monte dei Paschi di Siena SpA	1,055,561	0.1
433,110		Banco de Sabadell SA	1,478,310	0.1
302,243	@	Banco Espirito Santo S.A.	248,670	0.0
45,683	@	Banco Popolare SC	751,450	0.0
–		Banco Popular Espanol S.A.	–	–
216,110		Banco Popular Espanol SA	1,443,695	0.1
1,487,362		Banco Santander Central Hispano S.A.	15,541,839	0.9
151,104		Bank Hapoalim BM	872,774	0.1
185,328	@	Bank Leumi Le-Israel BM	722,327	0.0
159,952		Bank of East Asia Ltd.	663,166	0.0
46,557		Bank of Kyoto Ltd.	423,683	0.0
41,881		Bank of Queensland Ltd.	481,304	0.0
155,809		Bank of Yokohama Ltd.	897,304	0.1
573,268	@	Bankia SA	1,111,379	0.1
2,030,145		Barclays PLC	7,395,326	0.4
741,745		Banco Bilbao Vizcaya Argentaria S.A.	9,453,855	0.6
53,475		Bendigo Bank Ltd.	615,226	0.0
874,585	@,X	BGP Holdings PLC	–	–
129,961	L	BNP Paribas	8,831,991	0.5
463,417		BOC Hong Kong Holdings Ltd.	1,342,549	0.1
120,550		British Land Co. PLC	1,448,476	0.1
2,549	@	CaixaBank SA	15,731	0.0
113,638		Capital Shopping Centres Group PLC	606,151	0.0
334,996		CapitaLand Ltd.	860,286	0.1
357,201		CapitaMall Trust	566,187	0.0
287,789		CFS Retail Property Trust	553,427	0.0
175,800		Cheung Kong Holdings Ltd.	3,118,983	0.2
101,266		Chiba Bank Ltd.	715,233	0.0
24,106		Chugoku Bank Ltd.	370,780	0.0
54,981		City Developments Ltd.	451,693	0.0
21,894		CNP Assurances	454,408	0.0
122,955	@	Commerzbank AG	1,927,086	0.1
201,858		Commonwealth Bank of Australia	15,395,356	0.9
9,184		Corio NV	468,746	0.0
127,256		Credit Agricole S.A.	1,796,710	0.1
19,124		Credit Saison Co., Ltd.	398,169	0.0
190,020		Credit Suisse Group	5,404,070	0.3
221,810		CaixaBank SA	1,368,356	0.1
108,183		Dai-ichi Life Insurance Co., Ltd.	1,612,212	0.1
9,181		Daito Trust Construction Co., Ltd.	1,079,585	0.1
74,854		Daiwa House Industry Co., Ltd.	1,551,770	0.1
211,121		Daiwa Securities Group, Inc.	1,829,211	0.1
84,664		Danske Bank A/S	2,393,325	0.1
218,320		DBS Group Holdings Ltd.	2,936,337	0.2
25,924		Delta Lloyd NV	658,198	0.0
164,663		Deutsche Bank AG	5,787,081	0.3

See Accompanying Notes to Financial Statements

31

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

24,504		Deutsche Boerse AG	1,899,909	0.1
36,243		Deutsche Wohnen AG	780,697	0.1
734,620		Dexus Property Group	768,870	0.1
164,743		Direct Line Insurance Group PLC	760,263	0.1
123,720		DnB NOR ASA	2,260,524	0.1
33,694		Erste Bank der Oesterreichischen Sparkassen AG	1,089,424	0.1
4,334		Eurazeo	360,649	0.0
13,339		Exor SpA	547,199	0.0
198,565		Federation Centres Ltd	465,993	0.0
319,541		First Pacific Co.	356,694	0.0
3,000		Fonciere Des Regions	325,418	0.0
104,719		Fukuoka Financial Group, Inc.	505,800	0.0
2,911		Gecina S.A.	424,146	0.0
26,055		Gjensidige Forsikring ASA	467,252	0.0
393,297		Global Logistic Properties Ltd.	852,369	0.1
218,238		Goodman Group	1,039,030	0.1
3,040,279	@	Governor & Co. of the Bank of Ireland	1,025,943	0.1
216,590		GPT Group	784,398	0.1
10,774		Groupe Bruxelles Lambert S.A.	1,119,780	0.1
56,145		Gunma Bank Ltd.	332,191	0.0
61,047		Hachijuni Bank Ltd.	378,014	0.0
90,702		Hammerson PLC	900,011	0.1
278,823		Hang Lung Properties Ltd.	859,844	0.1
93,836		Hang Seng Bank Ltd.	1,532,294	0.1
7,914		Hannover Rueckversicheru - Reg	712,668	0.0
26,139		Hargreaves Lansdown PLC	553,398	0.0
132,845		Henderson Land Development Co., Ltd.	777,487	0.1
139,688		Hong Kong Exchanges and Clearing Ltd.	2,604,075	0.2
2,360,746		HSBC Holdings PLC	23,949,827	1.4
90,644		Hysan Development Co., Ltd.	424,543	0.0
4,625		ICADE	495,767	0.0
67,134		ICAP PLC	436,163	0.0
132,266		Immofinanz Immobilien Anlagen AG	467,269	0.0
481,753	**,@	ING Groep NV	6,760,194	0.4
291,711		Insurance Australia Group	1,606,733	0.1
1,458,202		Intesa Sanpaolo S.p.A.	4,499,033	0.3
73,579		Investec PLC	677,895	0.0
60,071		Investor AB	2,250,932	0.1
40,456		Iyo Bank Ltd.	409,201	0.0
107		Japan Prime Realty Investment Corp.	384,048	0.0
150		Japan Real Estate Investment Corp.	873,709	0.1
290		Japan Retail Fund Investment Corp.	652,418	0.0
97,344		Joyo Bank Ltd.	519,275	0.0
28,566		Julius Baer Group Ltd.	1,176,900	0.1
31,429	@	KBC Groep NV	1,709,774	0.1
81,060		Kerry Properties Ltd.	283,336	0.0
29,069		Kinnevik Investment AB	1,238,585	0.1
12,711		Klepierre	647,670	0.0

100,336		Land Securities Group PLC	1,777,894	0.1
750,127		Legal & General Group PLC	2,889,848	0.2
72,352		Lend Lease Corp., Ltd.	894,451	0.1
291,032		Link Real Estate Investment Trust	1,566,850	0.1
7,091,605	@	Lloyds TSB Group PLC	9,013,907	0.5
22,223		London Stock Exchange Group PLC	762,970	0.1
36,566		Macquarie Group Ltd.	2,056,979	0.1
125,543		Corp. Mapfre S.A.	500,225	0.0
75,833		Mediobanca S.p.A.	755,117	0.0
486,275		Mirvac Group	818,314	0.1
1,598,106		Mitsubishi UFJ Financial Group, Inc.	9,810,321	0.6
69,776		Mitsubishi UFJ Lease & Finance Co., Ltd.	401,093	0.0
156,327		Mitsubishi Estate Co., Ltd.	3,862,139	0.2
116,619		Mitsui Fudosan Co., Ltd.	3,935,806	0.2
65,154		Mitsui Sumitomo Insurance Group Holdings, Inc.	1,574,697	0.1
2,884,261		Mizuho Financial Group, Inc.	5,928,613	0.3
22,620		Muenchener Rueckversicherungs AG	5,009,163	0.3
294,728		National Australia Bank Ltd.	9,109,692	0.5
116,759		Natixis	749,348	0.0
661,094		New World Development Ltd.	752,587	0.0
178		Nippon Building Fund, Inc.	1,040,748	0.1
175		Nippon Prologis REIT, Inc.	408,124	0.0
42,613		NKSJ Holdings, Inc.	1,148,213	0.1
456,826		Nomura Holdings, Inc.	3,235,840	0.2
16,745		Nomura Real Estate Holdings, Inc.	317,162	0.0
380,552		Nordea Bank AB	5,365,003	0.3
611,235		Old Mutual PLC	2,065,637	0.1
165,863		ORIX Corp.	2,750,141	0.2
30,707		Osaka Securities Exchange Co. Ltd.	756,811	0.1
330,398		Oversea-Chinese Banking Corp.	2,534,195	0.2
1,922		Pargesa Holding SA	172,513	0.0
2,312		Partners Group	631,627	0.0
320,592		Prudential PLC	7,345,191	0.4
155,043		QBE Insurance Group Ltd.	1,587,997	0.1
14,385		Raiffeisen International Bank Holding AG	458,592	0.0
180,136		Resolution Ltd.	971,328	0.1
283,413		Resona Holdings, Inc.	1,651,543	0.1
303,440	@	Royal Bank of Scotland Group PLC	1,705,391	0.1
128,451		RSA Insurance Group PLC	1,043,752	0.1
55,048		Sampo OYJ	2,782,809	0.2
26,170		Softbank Investment Corp.	320,728	0.0
675,746	@	Scentre Group	2,039,027	0.1
12,741		Schroders PLC	545,975	0.0

See Accompanying Notes to Financial Statements

32

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

20,252	Scor S.A.	697,337	0.0
94,028	Segro PLC	555,077	0.0
72,807	Seven Bank Ltd.	297,719	0.0
202,940	Shinsei Bank Ltd.	457,094	0.0
72,181	Shizuoka Bank Ltd.	780,791	0.1
31,464	Hulic Co. Ltd.	414,999	0.0
120,351	Singapore Exchange Ltd.	671,279	0.0
398,626	Sino Land Co.	656,186	0.0
193,408	Skandinaviska Enskilda Banken AB	2,581,562	0.2
90,703	Societe Generale	4,756,708	0.3
23,298	Sony Financial Holdings, Inc.	397,746	0.0
304,566	Standard Chartered PLC	6,225,323	0.4
301,153	Standard Life PLC	1,926,613	0.1
290,862	Stockland	1,063,818	0.1
159,151	Sumitomo Mitsui Financial Group, Inc.	6,677,486	0.4
414,859	Sumitomo Mitsui Trust Holdings, Inc.	1,896,111	0.1
45,496	Sumitomo Realty & Development Co., Ltd.	1,954,351	0.1
200,471	Sun Hung Kai Properties Ltd.	2,750,865	0.2
163,357	Suncorp Group Ltd	2,086,052	0.1
23,061	Suruga Bank Ltd.	447,938	0.0
62,527	Svenska Handelsbanken AB	3,057,543	0.2
112,951	Swedbank AB	2,991,747	0.2
82,120	Swire Pacific Ltd.	1,010,760	0.1
142,825	Swire Properties Ltd.	417,399	0.0
4,244	Swiss Life Holding	1,006,005	0.1
7,787	Swiss Prime Site AG	645,012	0.0
44,309	Swiss Re Ltd.	3,939,833	0.2
73,411	T&D Holdings, Inc.	998,504	0.1
86,788	Tokio Marine Holdings, Inc.	2,856,519	0.2
50,822	Tokyo Tatemono Co., Ltd.	470,732	0.0
62,235	Tokyu Fudosan Holdings Corp.	491,222	0.0
458,921	UBS AG - Reg	8,414,095	0.5
12,134	Unibail-Rodamco SE	3,531,121	0.2
556,533	UniCredit SpA	4,653,380	0.3
111,183	Unione di Banche Italiane SCPA	960,740	0.1
115,440	UnipolSai SpA	370,840	0.0
162,856	United Overseas Bank Ltd.	2,944,882	0.2
322	United Urban Investment Corp.	519,849	0.0
4,181	Wendel	598,992	0.0
251,294	Westfield Corp.	1,694,250	0.1
389,155	Westpac Banking Corp.	12,447,582	0.7
188,857	Wharf Holdings Ltd.	1,359,925	0.1
128,504	Wheelock & Co., Ltd.	536,455	0.0
18,742	Zurich Insurance Group AG	5,644,834	0.3
		433,867,093	25.0

	Health Care: 10.5%
12,846	Actelion Ltd. - Reg	1,625,915	0.1
5,967	Alfresa Holdings Corp.	384,709	0.0
275,020	Astellas Pharma, Inc.	3,616,669	0.2
157,874	AstraZeneca PLC	11,745,396	0.7
104,116		Bayer AG	14,687,981	0.9
6,198		Celesio AG	220,400	0.0
28,606		Chugai Pharmaceutical Co., Ltd.	806,593	0.1
7,505		Cochlear Ltd.	436,912	0.0
14,752		Coloplast A/S	1,334,837	0.1
60,294		CSL Ltd.	3,784,842	0.2
80,293		Daiichi Sankyo Co., Ltd.	1,500,817	0.1
21,209		Dainippon Sumitomo Pharma Co., Ltd.	244,084	0.0
32,979		Eisai Co., Ltd.	1,383,974	0.1
48,493	L	Elekta AB	615,905	0.0
25,649		Essilor International SA	2,718,179	0.2
16,048		Fresenius AG	2,393,328	0.1
27,601		Fresenius Medical Care AG & Co. KGaA	1,857,031	0.1
26,445		Getinge AB	692,473	0.0
606,998		GlaxoSmithKline PLC	16,161,357	0.9
18,641		Grifols SA	1,018,544	0.1
8,029		Hisamitsu Pharmaceutical Co., Inc.	359,034	0.0
33,714	L	Kyowa Hakko Kogyo Co., Ltd.	456,772	0.0
6,970		Lonza Group AG	757,977	0.1
23,600		M3, Inc.	375,739	0.0
16,242		Merck KGaA	1,408,453	0.1
8,132		Miraca Holdings, Inc.	394,110	0.0
33,113		Mitsubishi Tanabe Pharma Corp.	495,671	0.0
287,960		Novartis AG	26,077,194	1.5
249,950		Novo Nordisk A/S	11,535,933	0.7
29,957		Olympus Corp.	1,030,711	0.1
10,718		Ono Pharmaceutical Co., Ltd.	941,676	0.1
12,897		Orion Oyj	480,707	0.0
47,046		Otsuka Holdings Co. Ltd.	1,458,903	0.1
29,891	@	Qiagen NV	722,918	0.0
17,293		Ramsay Health Care Ltd.	742,754	0.0
87,907		Roche Holding AG - Genusschein	26,192,497	1.5
52,470		Ryman Healthcare Ltd.	392,793	0.0
149,182		Sanofi	15,856,491	0.9
10,089		Santen Pharmaceutical Co., Ltd.	568,365	0.0
38,232		Shionogi & Co., Ltd.	798,537	0.1
74,003		Shire PLC	5,804,993	0.3
114,326		Smith & Nephew PLC	2,023,329	0.1
50,603		Sonic Healthcare Ltd.	827,774	0.1
6,439		Sonova Holding AG - Reg	981,706	0.1
10,107		Suzuken Co., Ltd.	376,495	0.0
19,138		Sysmex Corp.	719,614	0.0
98,462		Takeda Pharmaceutical Co., Ltd.	4,569,892	0.3
38,764		Terumo Corp.	868,424	0.1
107,654		Teva Phaemaceutical Industries Ltd.	5,655,385	0.3
14,263		UCB S.A.	1,206,681	0.1
			181,311,474	10.5

		Industrials: 12.8%
275,176		ABB Ltd.	6,331,893	0.4
51,045		Abertis Infraestructuras S.A.	1,174,356	0.1

See Accompanying Notes to Financial Statements

33

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

21,938		ACS Actividades de Construccion y Servicios S.A.	1,004,107	0.1
19,400		Adecco S.A.	1,596,502	0.1
3,943		Aeroports de Paris	519,832	0.0
31,980		Aggreko PLC	902,891	0.1
38,958		Alfa Laval AB	1,003,170	0.1
168,895		All Nippon Airways Co., Ltd.	398,590	0.0
50,116	L	ALS Ltd./Queensland	418,624	0.0
27,170		Alstom	986,743	0.1
48,489		Amada Co., Ltd.	493,904	0.0
9,526		Andritz AG	550,424	0.0
359		AP Moller - Maersk A/S	844,932	0.1
845		AP Moller - Maersk A/S - Class B	2,100,911	0.1
131,107		Asahi Glass Co., Ltd.	772,966	0.0
127,698		Asciano Group	678,517	0.0
42,128		Assa Abloy AB	2,142,879	0.1
49,914		Altantia S.p.A.	1,421,948	0.1
83,015		Atlas Copco AB - Class A	2,396,740	0.1
48,493		Atlas Copco AB - Class B	1,294,056	0.1
128,169		Auckland International Airport Ltd.	437,611	0.0
259,715		Aurizon Holdings Ltd.	1,219,568	0.1
65,085		Babcock International Group	1,293,682	0.1
396,032		BAE Systems PLC	2,933,288	0.2
613		Bollore Investissement	397,674	0.0
24,017		Bouygues S.A.	999,352	0.1
195,845		Brambles Ltd.	1,696,780	0.1
6,509		Brenntag AG	1,162,864	0.1
42,201		Bunzl PLC	1,171,557	0.1
27,969		Bureau Veritas SA	776,796	0.1
83,045		Capita Group PLC	1,626,949	0.1
172,879		Cathay Pacific Airways Ltd.	323,081	0.0
18,128		Central Japan Railway Co.	2,587,740	0.2
20,646		Chiyoda Corp.	250,224	0.0
52,878		Cie de Saint-Gobain	2,983,495	0.2
119,012		CNH Industrial NV	1,221,171	0.1
135,251		Cobham PLC	722,591	0.0
287,502		ComfortDelgro Corp., Ltd.	576,543	0.0
76,748		Dai Nippon Printing Co., Ltd.	801,860	0.1
29,298		Daikin Industries Ltd.	1,849,078	0.1
30,538		Deutsche Lufthansa AG	655,561	0.0
114,416		Deutsche Post AG	4,129,836	0.2
24,701		DSV A/S	805,460	0.1
42,033		East Japan Railway Co.	3,311,868	0.2
19,324		easyJet PLC	451,265	0.0
25,741		Edenred	780,569	0.1
73,368		Airbus Group NV	4,919,179	0.3
123,871		Experian Group Ltd.	2,092,810	0.1
23,993		Fanuc Ltd.	4,143,300	0.2
50,791		Ferrovial SA	1,131,672	0.1
51,624	@	Finmeccanica S.p.A.	490,219	0.0
4,891		Fraport AG Frankfurt Airport Services Worldwide	345,095	0.0
74,617		Fuji Electric Holdings Co., Ltd.	354,063	0.0
193,591		Group 4 Securicor PLC	845,179	0.1
23,187		GEA Group AG	1,096,146	0.1
4,795		Geberit AG - Reg	1,682,056	0.1
65,451		Groupe Eurotunnel S.A.	885,494	0.1
154,788		Hankyu Hanshin Holdings, Inc.	883,784	0.1
30,901	L	Hexagon AB	995,596	0.1
31,332		Hino Motors Ltd.	432,267	0.0
14,410		Hitachi Construction Machinery Co., Ltd.	287,626	0.0
3,089		Hochtief AG	267,348	0.0
742,773		Hutchison Port Holdings Trust	534,796	0.0
269,929		Hutchison Whampoa Ltd.	3,691,701	0.2
164,424		IHI Corp.	766,450	0.0
34,057		IMI PLC	865,976	0.1
133,097	@	International Consolidated Airlines Group SA	844,571	0.1
20,295		Intertek Group PLC	954,216	0.1
189,516		Itochu Corp.	2,432,966	0.1
8,189		Japan Airlines Co. Ltd.	452,766	0.0
26,639		JGC Corp.	810,345	0.1
33,592		LIXIL Group Corp.	909,199	0.1
26,665		JTEKT Corp.	449,915	0.0
104,909		Kajima Corp.	464,041	0.0
35,520		Kamigumi Co., Ltd.	326,969	0.0
177,535		Kawasaki Heavy Industries Ltd.	676,796	0.0
63,217		Keihin Electric Express Railway Co., Ltd.	568,267	0.0
79,343		Keio Corp.	623,907	0.0
38,996		Keisei Electric Railway Co., Ltd.	388,637	0.0
187,204		Keppel Corp., Ltd.	1,620,526	0.1
239,972		Kintetsu Corp.	874,424	0.1
117,683		Komatsu Ltd.	2,731,809	0.2
39,203		Kone OYJ	1,634,611	0.1
10,701		Koninklijke Boskalis Westminster NV	613,676	0.0
121,614	L	Koninklijke Philips NV	3,859,824	0.2
9,200	L	Koninklijke Vopak NV	449,198	0.0
136,222		Kubota Corp.	1,933,030	0.1
6,704		Kuehne & Nagel International AG	891,430	0.1
15,548		Kurita Water Industries Ltd.	360,105	0.0
33,625		Legrand S.A.	2,059,215	0.1
13,658		Leighton Holdings Ltd.	253,595	0.0
14,204		Makita Corp.	877,863	0.1
4,702		MAN SE	581,106	0.0
206,956		Marubeni Corp.	1,514,706	0.1
101,016		Meggitt PLC	874,598	0.1
133,234		Melrose Industries PLC	592,876	0.0
14,190		Metso OYJ	537,210	0.0
176,793		Mitsubishi Corp.	3,679,845	0.2
241,361		Mitsubishi Electric Corp.	2,981,470	0.2
381,193		Mitsubishi Heavy Industries Ltd.	2,380,894	0.1
16,490		Mitsubishi Logistics Corp.	247,132	0.0
217,801		Mitsui & Co., Ltd.	3,491,706	0.2
141,930		Mitsui OSK Lines Ltd.	528,757	0.0
191,644		MTR Corp.	738,041	0.0
14,521		Nabtesco Corp.	321,364	0.0

See Accompanying Notes to Financial Statements

34

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

87,000	L	Nagoya Railroad Co., Ltd.	346,968	0.0
33,769		NGK Insulators Ltd.	766,583	0.0
25,892		Nidec Corp.	1,592,367	0.1
107,220		Nippon Express Co., Ltd.	520,045	0.0
211,030		Nippon Yusen KK	608,733	0.0
572,211		Noble Group Ltd.	629,830	0.0
59,549		NSK Ltd.	774,931	0.0
209,149		NWS Holdings Ltd.	388,053	0.0
82,015		Obayashi Corp.	585,757	0.0
11,155	@	OCI	435,355	0.0
83,654		Odakyu Electric Railway Co., Ltd.	805,599	0.1
95,682		Orkla ASA	851,470	0.1
10,286	@	Osram Licht AG	517,997	0.0
13,399		Park24 Co., Ltd.	243,691	0.0
25,204		Prysmian S.p.A.	569,171	0.0
15,959		Randstad Holdings NV	865,124	0.1
30,506		Rexel SA	713,464	0.1
236,016		Rolls-Royce Holdings PLC	4,312,164	0.3
79,386		Royal Mail PLC	677,472	0.0
34,394		Safran S.A.	2,251,595	0.1
131,465	L	Sandvik AB	1,795,441	0.1
5,786		Schindler Holding AG - Part Cert	878,868	0.1
2,868		Schindler Holding AG - Reg	432,146	0.0
65,232		Schneider Electric SE	6,150,949	0.4
27,206		Secom Co., Ltd.	1,660,802	0.1
41,681		Securitas AB	494,221	0.0
41,498		Seek Ltd.	620,566	0.0
144,194		SembCorp Industries Ltd.	621,341	0.0
125,838		SembCorp Marine Ltd.	414,044	0.0
696		SGS S.A.	1,665,476	0.1
78,692		Shimizu Corp.	557,658	0.0
99,332		Siemens AG	13,115,216	0.8
84,860		Singapore Airlines Ltd.	706,204	0.0
47,716		Skanska AB	1,089,273	0.1
49,316		SKF AB - B Shares	1,257,442	0.1
6,636		SMC Corp.	1,778,194	0.1
49,495		Smiths Group PLC	1,096,792	0.1
247,172		Snam Rete Gas S.p.A.	1,488,699	0.1
3,815		Societe BIC S.A.	522,037	0.0
200,906		Singapore Technologies Engineering Ltd.	612,886	0.0
3,165		Sulzer AG	443,516	0.0
142,055		Sumitomo Corp.	1,916,770	0.1
96,433		Sumitomo Electric Industries Ltd.	1,357,533	0.1
73,982		Sumitomo Heavy Industries	352,151	0.0
134,684		Sydney Airport	535,886	0.0
125,809		Taisei Corp.	697,253	0.0
11,418		Thales S.A.	690,383	0.0
15,078		THK Co., Ltd.	355,472	0.0
56,319	L	TNT Express NV	509,536	0.0
142,927		Tobu Railway Co., Ltd.	748,509	0.0
145,389		Tokyu Corp.	1,031,227	0.1
87,641		Toll Holdings Ltd.	421,781	0.0
80,432		Toppan Printing Co., Ltd.	621,922	0.0
504,619		Toshiba Corp.	2,358,808	0.1
36,869		Toto Ltd.	497,217	0.0
27,054		Toyota Tsusho Corp.	778,519	0.1
181,419		Transurban Group	1,264,210	0.1
30,546		Travis Perkins PLC	855,447	0.1
13,441		Vallourec	602,508	0.0
27,985	@	Vestas Wind Systems A/S	1,412,085	0.1
61,150		Vinci S.A.	4,571,500	0.3
190,296		Volvo AB - B Shares	2,619,733	0.2
18,885		Wartsila OYJ	935,976	0.1
26,690		Weir Group PLC	1,195,906	0.1
21,421		West Japan Railway Co.	943,606	0.1
33,404		Wolseley PLC	1,829,898	0.1
46,101		Yamato Holdings Co., Ltd.	955,631	0.1
22,737		Zardoya Otis SA	404,843	0.0
21,671		Zodiac Aerospace	733,724	0.0
			222,498,985	12.8

		Information Technology: 4.3%
19,956		Advantest Corp.	246,925	0.0
351,490	@	Alcatel-Lucent	1,263,633	0.1
48,352		Amadeus IT Holding S.A.	1,993,229	0.1
177,662		ARM Holdings PLC	2,671,468	0.2
31,500		ASM Pacific Technology Ltd.	344,247	0.0
44,890		ASML Holding NV	4,186,504	0.2
9,247		Atos Origin	770,190	0.1
31,186		Brother Industries Ltd.	540,689	0.0
141,193		Canon, Inc.	4,614,469	0.3
18,175		Capgemini S.A.	1,297,037	0.1
35,567		Citizen Holdings Co., Ltd.	279,301	0.0
62,145		Computershare Ltd.	731,457	0.1
8,034		Dassault Systemes SA	1,033,020	0.1
381,167		Telefonaktiebolaget LM Ericsson	4,604,785	0.3
60,260		Fuji Photo Film Co., Ltd.	1,681,893	0.1
237,135		Fujitsu Ltd.	1,776,816	0.1
10,236	L	Gemalto NV	1,062,549	0.1
76		Gree, Inc.	666	0.0
50,196	L	GungHo Online Entertainment, Inc.	324,351	0.0
9,771		Hamamatsu Photonics KK	479,549	0.0
4,086		Hirose Electric Co., Ltd.	607,432	0.0
607,956		Hitachi Ltd.	4,455,751	0.3
55,537		Hoya Corp.	1,846,484	0.1
15,261		Ibiden Co., Ltd.	307,884	0.0
136,224		Infineon Technologies AG	1,700,505	0.1
19,323		Kakaku.com, Inc.	338,848	0.0
5,822		Keyence Corp.	2,545,889	0.2
13,266		Konami Corp.	293,496	0.0
62,323		Konica Minolta Holdings, Inc.	616,006	0.0
40,794		Kyocera Corp.	1,937,054	0.1
25,848		Murata Manufacturing Co., Ltd.	2,424,043	0.1
320,207		NEC Corp.	1,021,943	0.1
8,878		NICE Systems Ltd.	363,333	0.0
13,594		Nintendo Co., Ltd.	1,632,466	0.1
51,414		Nippon Electric Glass Co., Ltd.	299,634	0.0
467,674		Nokia OYJ	3,538,778	0.2

See Accompanying Notes to Financial Statements

35

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

13,888		Nomura Research Institute Ltd.	437,550	0.0
16,584		NTT Data Corp.	637,763	0.0
26,523		Omron Corp.	1,118,464	0.1
6,561		Otsuka Corp.	318,172	0.0
86,932		Ricoh Co., Ltd.	1,036,111	0.1
12,550		Rohm Co., Ltd.	719,804	0.0
139,037		Sage Group PLC/The	913,188	0.1
115,868		SAP AG	8,928,177	0.5
16,808		Seiko Epson Corp.	715,083	0.0
33,172		Shimadzu Corp.	304,363	0.0
79,390		STMicroelectronics NV	711,259	0.0
16,112		TDK Corp.	756,470	0.1
21,865		Tokyo Electron Ltd.	1,490,194	0.1
14,153		Trend Micro, Inc.	466,368	0.0
13,980		United Internet AG	614,172	0.0
8,070	@	Xero Ltd	183,454	0.0
180,244		Yahoo! Japan Corp.	832,360	0.1
27,842		Yaskawa Electric Corp.	337,514	0.0
28,073		Yokogawa Electric Corp.	355,568	0.0
			74,708,358	4.3

		Materials: 7.9%
43,165		Air Liquide	5,832,838	0.3
22,043		Air Water, Inc.	352,842	0.0
30,315		Akzo Nobel NV	2,272,996	0.1
331,219	@	Alumina Ltd.	422,990	0.0
149,441		Amcor Ltd.	1,469,836	0.1
175,255	@	Anglo American PLC	4,295,193	0.3
48,549		Antofagasta PLC	634,239	0.0
129,003		ArcelorMittal	1,923,198	0.1
7,360		Arkema	715,144	0.0
166,653		Asahi Kasei Corp.	1,275,816	0.1
115,058		BASF AG	13,383,966	0.8
400,820		BHP Billiton Ltd.	13,669,852	0.8
262,939		BHP Billiton PLC	8,547,842	0.5
33,092		Boliden AB	480,088	0.0
99,349		Boral Ltd.	491,517	0.0
33,201		CRH PLC - Dublin	850,520	0.1
60,857		CRH PLC - London	1,560,102	0.1
16,803		Croda International	632,817	0.0
39,984		Daicel Corp.	382,298	0.0
1,093		EMS-Chemie Holding AG	436,157	0.0
89,747		Fletcher Building Ltd.	691,854	0.0
202,064		Fortescue Metals Group Ltd.	834,556	0.1
23,793		Fresnillo PLC	357,549	0.0
1,167		Givaudan	1,944,136	0.1
1,328,814		Glencore PLC	7,405,070	0.4
17,749		HeidelbergCement AG	1,512,356	0.1
25,910		Hitachi Metals Ltd.	395,040	0.0
28,987		Holcim Ltd.	2,546,143	0.2
54,100		Iluka Resources Ltd.	415,701	0.0
4,042		Imerys SA	340,880	0.0
214,615		Incitec Pivot Ltd.	586,748	0.0
58,338		Israel Chemicals Ltd.	499,843	0.0
379	@	Israel Corp., Ltd.	215,669	0.0
57,010		James Hardie Industries SE	743,745	0.1
62,902		JFE Holdings, Inc.	1,301,078	0.1
25,789		Johnson Matthey PLC	1,367,467	0.1
24,035		JSR Corp.	412,633	0.0
21,272	L	K+S AG	698,539	0.0
31,553		Kansai Paint Co., Ltd.	527,386	0.0
400,769		Kobe Steel Ltd.	602,740	0.0
19,446		Koninklijke DSM NV	1,415,132	0.1
44,867		Kuraray Co., Ltd.	569,058	0.0
23,623	L	Lafarge S.A.	2,054,237	0.1
10,313		Lanxess	695,602	0.0
23,329		Linde AG	4,957,321	0.3
180,648		Mitsubishi Chemical Holdings Corp.	801,182	0.1
52,678		Mitsubishi Gas Chemical Co., Inc.	337,332	0.0
149,515		Mitsubishi Materials Corp.	524,533	0.0
108,074		Mitsui Chemicals, Inc.	295,703	0.0
99,360	@	Newcrest Mining Ltd.	997,938	0.1
22,817		Nippon Paint Co., Ltd.	483,113	0.0
963,800		Nippon Steel Corp.	3,087,545	0.2
20,042		Nitto Denko Corp.	938,796	0.1
176,054		Norsk Hydro ASA	942,697	0.1
29,740		Novozymes A/S	1,491,654	0.1
103,826		OJI Paper Co., Ltd.	427,245	0.0
47,577		Orica Ltd.	873,819	0.1
11,341		Randgold Resources Ltd.	954,997	0.1
87,581		Rexam PLC	801,615	0.1
54,414		Rio Tinto Ltd.	3,052,628	0.2
158,884		Rio Tinto PLC	8,578,781	0.5
51,489		Shin-Etsu Chemical Co., Ltd.	3,130,956	0.2
273		Sika AG	1,115,370	0.1
7,395		Solvay S.A.	1,272,757	0.1
66,075		Stora Enso OYJ (Euro Denominated Security)	642,389	0.0
194,171		Sumitomo Chemical Co., Ltd.	734,004	0.1
68,561		Sumitomo Metal Mining Co., Ltd.	1,119,050	0.1
11,668		Syngenta AG	4,310,734	0.3
154,001		Taiheiyo Cement Corp.	620,938	0.0
32,725		Taiyo Nippon Sanso Corp.	289,907	0.0
131,509		Teijin Ltd.	330,057	0.0
57,615	@	ThyssenKrupp AG	1,676,398	0.1
187,903		Toray Industries, Inc.	1,236,409	0.1
22,085		Toyo Seikan Kaisha Ltd.	339,515	0.0
14,658		Umicore	682,066	0.0
65,668		UPM-Kymmene OYJ	1,121,712	0.1
14,859	L	Voestalpine AG	708,375	0.0
22,631	L	Yara International ASA	1,133,791	0.0
			137,774,740	7.9

		Telecommunication Services: 4.8%
19,852	L	Belgacom S.A.	659,021	0.0
258,805		Bezeq Israeli Telecommunication Corp., Ltd.	484,377	0.0
1,000,436		BT Group PLC	6,573,896	0.4
385,606		Deutsche Telekom AG	6,763,149	0.4
18,959		Elisa OYJ	579,959	0.0
233,211		Orange SA	3,689,940	0.2
303,867		HKT Trust / HKT Ltd.	358,065	0.0
3,401		Iliad SA	1,028,030	0.1
57,024		Inmarsat PLC	728,853	0.0
72,467		KDDI Corp.	4,421,471	0.3
399,003	@	Koninklijke KPN NV	1,454,792	0.1
8,700		Millicom International Cellular S.A.	796,382	0.1

See Accompanying Notes to Financial Statements

36

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

47,099		Nippon Telegraph & Telephone Corp.	2,935,580	0.2
192,854		NTT DoCoMo, Inc.	3,292,174	0.2
1,012,150		Singapore Telecommunications Ltd.	3,128,247	0.2
120,546		Softbank Corp.	8,983,447	0.5
3,001		Swisscom AG	1,743,211	0.1
113,397		TDC A/S	1,173,025	0.1
42,616		Tele2 AB	501,526	0.0
252,233		Telecom Corp. of New Zealand Ltd.	591,858	0.0
1,285,312	@	Telecom Italia S.p.A.	1,626,822	0.1
782,184		Telecom Italia S.p.A. RNC	773,724	0.0
514,469		Telefonica S.A.	8,832,332	0.5
30,487		Telekom Austria AG	298,200	0.0
91,419		Telenor ASA	2,081,469	0.1
298,559		TeliaSonera AB	2,180,072	0.1
533,753		Telstra Corp., Ltd.	2,622,209	0.2
151,536		Vivendi	3,708,323	0.2
3,318,711		Vodafone Group PLC	11,092,004	0.6
19,484		Ziggo NV	901,067	0.1
			84,003,225	4.8

		Utilities: 3.7%
74,533		AGL Energy Ltd.	1,088,704	0.1
113,025		APA Group	735,097	0.0
638,723		Centrica PLC	3,413,079	0.2
78,402		Cheung Kong Infrastructure Holdings Ltd.	541,612	0.0
84,542		Chubu Electric Power Co., Inc.	1,049,967	0.1
39,272		Chugoku Electric Power Co., Inc.	535,139	0.0
226,365		CLP Holdings Ltd.	1,859,571	0.1
246,097		E.ON AG	5,073,429	0.3
15,642		Electric Power Development Co., Ltd.	507,594	0.0
30,369	L	Electricite de France SA	956,256	0.1
25,265	L	Enagas	813,252	0.0
235,315		Enel Green Power SpA	665,998	0.0
826,670	L	Enel S.p.A.	4,808,442	0.3
292,469		Energias de Portugal S.A.	1,467,496	0.1
55,761		Fortum OYJ	1,497,293	0.1
44,505	L	Gas Natural SDG S.A.	1,406,057	0.1
178,172		Gaz de France	4,908,917	0.3
23,581		Hokuriku Electric Power Co.	312,617	0.0
802,115		Hong Kong & China Gas	1,755,248	0.1
174,845		Power Assets Holdings Ltd.	1,530,407	0.1
613,600		Iberdrola S.A.	4,693,759	0.3
91,462		Kansai Electric Power Co., Inc.	862,133	0.0
55,560		Kyushu Electric Power Co., Inc.	625,492	0.0
470,060		National Grid PLC	6,767,330	0.4
245,828		Osaka Gas Co., Ltd.	1,032,925	0.1
14,070	L	Red Electrica de Espana	1,286,169	0.1
62,117		RWE AG	2,664,083	0.1
123,466		Scottish & Southern Energy PLC	3,307,520	0.2
29,891		Severn Trent PLC	988,124	0.1
23,344		Shikoku Electric Power Co., Inc.	325,506	0.0
35,454		Suez Environnement S.A.	678,241	0.0
192,289	L	Terna S.p.A	1,013,153	0.1
59,113		Tohoku Electric Power Co., Inc.	691,810	0.0
178,966	@	Tokyo Electric Power Co., Inc.	743,889	0.0
311,361		Tokyo Gas Co., Ltd.	1,818,756	0.1
86,097		United Utilities Group PLC	1,299,209	0.1
49,582		Veolia Environnement	944,573	0.1
			64,668,847	3.7

	Total Common Stock
	(Cost $1,486,050,049)		1,705,964,792	98.3

PREFERRED STOCK: 0.6%
		Consumer Discretionary: 0.4%
7,067		Bayerische Motoren Werke AG	676,611	0.0
19,652		Porsche AG	2,043,268	0.1
19,035		Volkswagen AG	4,985,584	0.3
			7,705,463	0.4

		Consumer Staples: 0.2%
22,464		Henkel AG & Co. KGaA	2,595,319	0.2

		Materials: 0.0%
8,440		Fuchs Petrolub AG	380,825	0.0

	Total Preferred Stock
	(Cost $8,436,590)		10,681,607	0.6

RIGHTS: 0.0%
		Energy: 0.0%
107,976		Repsol SA	73,482	0.0

		Financials: –%
15,860	X	Immoeast AG	–	–

		Materials: 0.0%
1		Air Liquide SA	14	0.0

		Telecommunication Services: 0.0%
54,696		HKT Trust / HKT Ltd.	16,164	0.0

	Total Rights
	(Cost $71,240)		89,660	0.0

	Total Long-Term Investments
	(Cost $1,494,557,879)		1,716,736,059	98.9

See Accompanying Notes to Financial Statements

37

Voya International Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.1%
	Securities Lending Collateralcc(1): 2.1%
8,676,881	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $8,676,912, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $8,850,419, due 07/15/14-04/20/64)	8,676,881	0.5
2,503,212	Credit Suisse Securities, Repurchase Agreement dated 06/30/14, 0.06%, due 07/01/14 (Repurchase Amount $2,503,216, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $2,553,297, due 08/15/14-11/15/43)	2,503,212	0.1
8,676,881	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $8,676,898, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $8,850,445, due 07/10/14-08/15/42)	8,676,881	0.5
8,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $8,000,033, collateralized by various U.S. Government Securities, 0.750%-6.125%, Market Value plus accrued interest $8,160,000, due 12/31/17-04/15/28)	8,000,000	0.5

8,676,881	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $8,676,907, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $8,850,419, due 07/01/14-07/15/56)	8,676,881	0.5
		36,533,855	2.1

Shares		Value	Percentage of Net Assets
		Mutual Funds: 0.0%
266,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $266,000)	266,000	0.0

	Total Short-Term Investments
	(Cost $36,799,855)	36,799,855	2.1

	Total Investments in Securities (Cost $1,531,357,734)	$1,753,535,914	101.0
	Liabilities in Excess of Other Assets	(17,166,082)	(1.0)
	Net Assets	$1,736,369,832	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
**	Investment in affiliate
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $1,542,419,968.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$234,770,054
Gross Unrealized Depreciation	(23,654,108)

Net Unrealized Appreciation	$211,115,946

See Accompanying Notes to Financial Statements

38

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.6%
		Consumer Discretionary: 19.9%
3,000		ABC-Mart, Inc.	160,535	0.1
9,800	L	Accordia Golf Co., Ltd.	130,075	0.1
700		Aeon Fantasy Co., Ltd.	9,013	0.0
1,900		Aisan Industry Co., Ltd.	16,928	0.0
20,200		Aisin Seiki Co., Ltd.	804,081	0.2
8,000		Akebono Brake Industry Co., Ltd.	40,316	0.0
2,300		Alpen Co., Ltd.	40,441	0.0
4,600		Alpine Electronics, Inc.	64,874	0.0
500		Amiyaki Tei Co., Ltd.	15,618	0.0
400		Amuse, Inc.	8,011	0.0
4,300		AOKI Holdings, Inc.	60,847	0.0
5,800		Aoyama Trading Co., Ltd.	158,835	0.1
3,000		Arata Corp.	9,895	0.0
1,900		Arc Land Sakamoto Co., Ltd.	40,403	0.0
1,200		Asahi Co., Ltd.	17,292	0.0
4,300		Asatsu-DK, Inc.	116,335	0.0
22,500		Asics Corp.	525,414	0.1
2,100		ASKUL Corp.	56,761	0.0
18,000		Atsugi Co., Ltd.	19,724	0.0
7,700		Autobacs Seven Co., Ltd.	129,213	0.0
4,200		Avex Group Holdings, Inc.	74,003	0.0
7,900		Belluna Co., Ltd.	39,880	0.0
7,600		Benesse Holdings, Inc.	329,651	0.1
6,400		Best Denki Co., Ltd.	9,233	0.0
8,700	L	BIC Camera, Inc.	67,445	0.0
2,400		Bookoff Corp.	19,618	0.0
72,900		Bridgestone Corp.	2,553,210	0.6
14,000		Calsonic Kansei Corp.	93,424	0.0
2,000		Can Do Co., Ltd.	31,435	0.0
5,800		Canon Sales Co., Inc.	108,872	0.0
22,900	L	Casio Computer Co., Ltd.	332,626	0.1
700		Central Sports Co., Ltd.	11,051	0.0
2,300		Chiyoda Co., Ltd.	51,530	0.0
2,300		Chofu Seisakusho Co., Ltd.	61,514	0.0
700		Chori Co., Ltd.	8,506	0.0
19,000	@	Clarion Co., Ltd.	50,868	0.0
2,700		Cleanup Corp.	24,216	0.0
8,000		Colowide Co., Ltd.	100,054	0.0
1,100	L	COOKPAD, Inc.	26,800	0.0
1,200		Corona Corp.	13,463	0.0
2,000		Daido Metal Co., Ltd.	25,215	0.0
4,300		Daidoh Ltd.	24,247	0.0
11,500	@	Daiei, Inc.	34,758	0.0
22,800		Daihatsu Motor Co., Ltd.	405,756	0.1
1,300		Daikoku Denki Co., Ltd.	21,599	0.0
1,500		Dainichi Co., Ltd.	11,171	0.0
1,300		Daisyo Corp.	17,579	0.0
9,300		DCM Japan Holdings Co., Ltd.	67,247	0.0
13,000	L	Dena Co., Ltd.	175,901	0.1
54,800		Denso Corp.	2,617,828	0.7
22,000		Dentsu, Inc.	895,946	0.2
8,000		Descente Ltd.	71,746	0.0
7,200		Don Quijote Holdings Co. Ltd	401,698	0.1
1,900		Doshisha Co., Ltd.	33,495	0.0
4,800		Doutor Nichires Holdings Co., Ltd.	85,046	0.0
5,000		Dynic Corp.	7,951	0.0
3,000		Eagle Industry Co., Ltd.	53,692	0.0
8,700		EDION Corp.	60,395	0.0
3,200		Exedy Corp.	95,242	0.0
2,300		Yondoshi Holdings, Inc.	47,434	0.0
4,500		Fast Retailing Co., Ltd.	1,482,433	0.4
3,100		FCC Co., Ltd.	58,311	0.0
1,000		Felissimo Corp.	10,741	0.0
2,000		Foster Electric Co., Ltd.	27,364	0.0
8,000		France Bed Holdings Co., Ltd.	14,694	0.0
1,200		F-Tech, Inc.	15,824	0.0
2,300		Fuji Co., Ltd.	48,270	0.0
75,800		Fuji Heavy Industries Ltd.	2,101,840	0.5
3,000		Fuji Kiko Co., Ltd.	12,532	0.0
7,000		Fuji Kyuko Co., Ltd.	79,759	0.0
21,000		Fuji Television Network, Inc.	365,187	0.1
10,000		Fujibo Holdings, Inc.	27,943	0.0
2,500		Fujikura Rubber Ltd.	22,635	0.0
8,000		Fujita Kanko, Inc.	29,259	0.0
5,000		Fujitsu General Ltd.	55,154	0.0
2,800		Funai Electric Co., Ltd.	28,244	0.0
3,000		Furukawa Battery Co., Ltd.	21,149	0.0
4,600		Futaba Industrial Co., Ltd.	21,040	0.0
8,000		Gakken Holdings Co., Ltd.	22,279	0.0
1,100		Genki Sushi Co., Ltd.	20,626	0.0
2,900		Geo Corp.	25,264	0.0
11,000		GLOBERIDE, Inc.	13,910	0.0
4,000		Goldwin, Inc.	17,884	0.0
3,000		Gourmet Kineya Co., Ltd.	24,392	0.0
2,000	L	GSI Creos Corp.	3,024	0.0
5,900		Gulliver International Co., Ltd.	48,455	0.0
16,000		Gunze Ltd.	45,967	0.0
16,670		H2O Retailing Corp.	129,242	0.0
32,700		Hakuhodo DY Holdings, Inc.	324,982	0.1
300		Hakuyosha Co., Ltd.	711	0.0
2,000		Happinet Corp.	33,162	0.0
1,500		Hard Off Corp. Co., Ltd.	13,036	0.0
1,400		Haruyama Trading Co., Ltd.	9,937	0.0
32,400		Haseko Corp.	260,710	0.1
4,700		Heiwa Corp.	104,427	0.0
1,464		Hiday Hidaka Corp.	33,892	0.0
2,000		Hikari Tsushin, Inc.	151,042	0.1
1,500		Hiramatsu, Inc.	10,023	0.0
4,000		HIS Co., Ltd.	129,194	0.0
7,200		Hitachi Koki Co., Ltd.	62,324	0.0
201,200		Honda Motor Co., Ltd.	7,020,827	1.7
1,210	L	Honeys Co., Ltd.	11,591	0.0
3,400		Hoosiers Holdings Co. Ltd.	17,620	0.0
1,200		Hurxley Corp.	9,879	0.0
900		Ichibanya Co., Ltd.	37,684	0.0

See Accompanying Notes to Financial Statements

39

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

3,000		Ichikawa Co., Ltd.	8,145	0.0
7,000		Ichikoh Industries Ltd.	11,129	0.0
9,620		Iida Group Holdings Co. Ltd.	146,210	0.1
1,600		Ikyu Corp.	22,065	0.0
2,500	L	Imasen Electric Industrial	36,651	0.0
2,000	L	Intage, Inc.	27,233	0.0
43,700		Isetan Mitsukoshi Holdings Ltd.	569,405	0.2
130,000		Isuzu Motors Ltd.	860,857	0.2
5,300		Izumi Co., Ltd.	167,949	0.1
20,000	@	Izutsuya Co., Ltd.	14,224	0.0
53,000		J Front Retailing Co., Ltd.	372,114	0.1
30,000	@	Janome Sewing Machine Co., Ltd.	26,972	0.0
2,000		Japan Vilene Co. Ltd.	11,279	0.0
8,000		Japan Wool Textile Co., Ltd.	63,024	0.0
1,000	L	Jin Co. Ltd.	31,917	0.0
700		Joban Kosan Co. Ltd.	1,037	0.0
5,000		Joshin Denki Co., Ltd.	44,804	0.0
5,500	L	JP-Holdings, Inc./Japan	24,716	0.0
15,670		JVC Kenwood Holdings, Inc.	32,951	0.0
2,300	L	Kadokawa Corp.	72,975	0.0
4,600		Kappa Create Co., Ltd.	47,824	0.0
4,000		Kasai Kogyo Co., Ltd.	31,116	0.0
4,000		Kawai Musical Instruments Manufacturing Co., Ltd.	8,215	0.0
22,000		KYB Co. Ltd.	103,650	0.0
5,800		Keihin Corp.	92,228	0.0
6,700		Keiyo Co., Ltd.	32,539	0.0
11,000	@	Kinki Nippon Tourist Co., Ltd.	21,081	0.0
5,000	@	Kintetsu Department Store Co. Ltd	18,909	0.0
7,000		Kinugawa Rubber Industrial Co., Ltd.	35,734	0.0
1,800		Kisoji Co., Ltd.	35,476	0.0
2,900		Kohnan Shoji Co., Ltd.	29,374	0.0
12,000		Koito Manufacturing Co., Ltd.	307,507	0.1
3,800		Kojima Co., Ltd.	11,668	0.0
7,000		Komatsu Seiren Co., Ltd.	40,644	0.0
4,000		Komeri Co., Ltd.	104,463	0.0
2,400		Konaka Co., Ltd.	18,806	0.0
2,200		Kourakuen Corp.	30,035	0.0
4,860		Ks Holdings Corp.	141,096	0.1
700		Kura Corp.	18,933	0.0
23,000		Kurabo Industries Ltd.	41,810	0.0
1,800		Kyoritsu Maintenance Co., Ltd.	74,899	0.0
1,300		LEC, Inc.	13,910	0.0
5,200		Look, Inc.	14,584	0.0
900		Mars Engineering Corp.	17,766	0.0
28,700		Marui Group Co., Ltd.	275,741	0.1
4,500		Matsuya Co., Ltd.	48,966	0.0
2,100	L	Matsuya Foods Co., Ltd.	39,299	0.0
333,000		Mazda Motor Corp.	1,562,743	0.4
3,700		Meiko Network Japan Co., Ltd.	47,300	0.0
1,800		Meiwa Estate Co., Ltd.	7,997	0.0
3,000		Misawa Homes Co., Ltd.	39,438	0.0
4,400		Mitsuba Corp.	69,908	0.0
79,700		Mitsubishi Motors Corp.	880,719	0.2
2,000		Mitsui Home Co., Ltd.	9,501	0.0
13,000		Mizuno Corp.	77,895	0.0
600		Monogatari Corp.	18,136	0.0
3,000		MOS Food Services, Inc.	65,763	0.0
4,100		Mr Max Corp.	13,724	0.0
2,600		Musashi Seimitsu Industry Co., Ltd.	65,231	0.0
15,000	@	Naigai Co., Ltd.	10,228	0.0
1,800		Nakayamafuku Co., Ltd.	14,469	0.0
25,000		Namco Bandai Holdings, Inc.	586,141	0.2
2,400		Next Co. Ltd	20,176	0.0
21,000		NGK Spark Plug Co., Ltd.	592,916	0.2
20,100		NHK Spring Co., Ltd.	188,631	0.1
10,000		Nice Holdings, Inc.	21,502	0.0
5,800		Nifco, Inc.	193,533	0.1
1,300		Nihon Eslead Corp.	13,156	0.0
700		Nihon Tokushu Toryo Co., Ltd.	3,966	0.0
41,500		Nikon Corp.	653,794	0.2
2,050		Nippon Columbia Co. Ltd.	12,471	0.0
1,800		Nippon Felt Co., Ltd.	8,440	0.0
9,000		Nippon Piston Ring Co., Ltd.	16,880	0.0
22,200		Nippon Television Network Corp.	384,972	0.1
6,000		Nishimatsuya Chain Co., Ltd.	53,019	0.0
312,800		Nissan Motor Co., Ltd.	2,962,047	0.7
10,000		Nissan Shatai Co., Ltd.	169,514	0.1
11,000	L	Nissei Build Kogyo Co., Ltd.	32,511	0.0
2,900		Nissen Holdings Co., Ltd.	11,016	0.0
16,000		Nisshinbo Industries, Inc.	160,449	0.1
4,900		Nissin Kogyo Co., Ltd.	97,262	0.0
8,500		Nitori Co., Ltd.	465,051	0.1
11,200		NOK Corp.	225,201	0.1
2,800		Noritsu Koki Co., Ltd.	19,256	0.0
2,000		Ohashi Technica, Inc.	19,851	0.0
600		Ohsho Food Service Corp.	26,620	0.0
17,000		Onward Kashiyama Co., Ltd.	122,043	0.0
6,300		Oriental Land Co., Ltd.	1,079,736	0.3
6,100		Pacific Industrial Co., Ltd.	49,810	0.0
1,000		Pal Co., Ltd.	23,761	0.0
3,600		Paltac Corp.	50,713	0.0
10,000		PanaHome Corp.	78,103	0.0
254,700		Panasonic Corp.	3,087,488	0.8
2,600		Parco Co., Ltd.	22,205	0.0
4,400		Paris Miki Holdings, Inc.	21,752	0.0
3,800		PGM Holdings K K	39,180	0.0

See Accompanying Notes to Financial Statements

40

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

1,100		PIA Corp.	19,505	0.0
1,700		Piolax, Inc.	65,457	0.0
30,200	@	Pioneer Corp.	66,573	0.0
2,600		Plenus Co., Ltd.	59,888	0.0
1,850		Adastria Holdings Co. Ltd	43,426	0.0
9,000		Press Kogyo Co., Ltd.	34,479	0.0
100,100		Rakuten, Inc.	1,294,203	0.3
1,300		Renaissance, Inc.	11,335	0.0
4,000		Resort Solution Co., Ltd.	9,435	0.0
7,400		Resorttrust, Inc.	147,768	0.1
2,200		Right On Co., Ltd.	16,381	0.0
8,000		Riken Corp.	36,983	0.0
1,600		Ringer Hut Co., Ltd.	26,780	0.0
3,600		Rinnai Corp.	347,544	0.1
3,940	L	Riso Kyoiku Co. Ltd.	9,490	0.0
2,300		Roland Corp.	42,181	0.0
8,100		Round One Corp.	51,609	0.0
3,700	L	Royal Holdings Co., Ltd.	61,989	0.0
2,400		Ryohin Keikaku Co., Ltd.	272,514	0.1
5,000		Sagami Chain Co., Ltd.	47,578	0.0
1,900		Saizeriya Co., Ltd.	24,155	0.0
9,000		Sakai Ovex Co., Ltd.	15,206	0.0
600		San Holdings, Inc.	8,283	0.0
15,000		Sanden Corp.	83,304	0.0
4,500		Sangetsu Co., Ltd.	121,960	0.0
6,400		Sankyo Co., Ltd.	246,190	0.1
4,700		Sankyo Seiko Co., Ltd.	19,169	0.0
1,100		Sanoh Industrial Co., Ltd.	8,014	0.0
5,800	L	Sanrio Co., Ltd.	168,534	0.1
811,000	@,L,X	Sansui Electric Co., Ltd.	–	–
5,000		Sanyo Electric Railway Co. Ltd	22,786	0.0
11,000		Sanyo Shokai Ltd.	24,984	0.0
4,800		Scroll Corp.	13,176	0.0
23,700		Sega Sammy Holdings, Inc.	466,715	0.1
14,000		Seiko Holdings Corp.	56,884	0.0
6,600		Seiren Co., Ltd.	57,120	0.0
47,000		Sekisui Chemical Co., Ltd.	544,900	0.2
66,100		Sekisui House Ltd.	907,057	0.2
6,800		Senshukai Co., Ltd.	58,816	0.0
157,000	L	Sharp Corp.	504,082	0.1
5,600		Shimachu Co., Ltd.	133,826	0.1
2,700		Shimamura Co., Ltd.	265,771	0.1
9,500		Shimano, Inc.	1,054,177	0.3
2,400		Shimojima Co., Ltd.	25,962	0.0
5,000		Shinyei Kaisha	11,954	0.0
5,000		Shiroki Corp.	10,664	0.0
1,400		Shobunsha Publications, Inc.	9,094	0.0
16,000		Shochiku Co., Ltd.	148,504	0.1
6,300		Showa Corp.	76,753	0.0
16,900		Sky Perfect Jsat Corp.	99,099	0.0
123,112		Sony Corp.	2,057,264	0.5
2,200		Dunlop Sports Co. Ltd.	26,629	0.0
1,200		St. Marc Holdings Co., Ltd.	64,336	0.0
16,300		Stanley Electric Co., Ltd.	425,273	0.1
6,300		Start Today Co. Ltd.	165,680	0.1
1,300		Studio Alice Co., Ltd.	18,964	0.0
10,000		Suminoe Textile Co., Ltd.	30,030	0.0
17,700		Sumitomo Forestry Co., Ltd.	216,111	0.1
17,100		Sumitomo Rubber Industries, Inc.	247,155	0.1
46,000		Suzuki Motor Corp.	1,443,093	0.4
19,000	@,L	Yamada SxL Home Co. Ltd	21,780	0.0
7,000		T RAD Co., Ltd.	19,161	0.0
2,600		Tachi-S Co., Ltd.	44,978	0.0
2,500		Taiho Kogyo Co., Ltd.	26,953	0.0
2,400		Takamatsu Construction Group Co., Ltd.	40,851	0.0
30,000		Takashimaya Co., Ltd.	291,376	0.1
4,500		Takata Corp.	96,809	0.0
1,040		Take And Give Needs Co., Ltd.	14,179	0.0
2,000		Takihyo Co., Ltd.	8,334	0.0
2,300		Tamron Co., Ltd.	55,103	0.0
4,000		TBK Co., Ltd.	21,284	0.0
2,400		TPR Co., Ltd.	59,720	0.0
3,000		T-Gaia Corp.	28,515	0.0
1,900		Toa Corp./Hyogo	23,273	0.0
11,000		Toabo Corp.	7,821	0.0
10,000		Toei Co., Ltd.	54,184	0.0
15,200		Toho Co., Ltd.	356,485	0.1
6,700		Tokai Rika Co., Ltd.	134,595	0.1
4,800		Tokai Rubber Industries, Inc.	54,422	0.0
820		Token Corp.	38,256	0.0
12,300		Tokyo Broadcasting System, Inc.	150,868	0.1
700		Tokyo Derica Co. Ltd.	14,259	0.0
18,000		Tokyo Dome Corp.	84,998	0.0
17,000	L	Tokyotokeiba Co., Ltd.	53,082	0.0
5,900		Tomy Co., Ltd.	34,207	0.0
4,000		Tonichi Carlife Group, Inc.	12,256	0.0
4,900		Topre Corp.	66,623	0.0
2,200		Toridoll.corp	20,132	0.0
9,500		Toyo Tire & Rubber Co., Ltd.	161,740	0.1
7,800		Toyoda Gosei Co., Ltd.	162,139	0.1
8,400	L	Toyota Boshoku Corp.	88,904	0.0
20,200		Toyota Industries Corp.	1,043,741	0.3
310,260		Toyota Motor Corp.	18,576,079	4.6
5,000		TS Tech Co., Ltd.	145,680	0.1
11,850		TSI Holdings Co. Ltd.	81,913	0.0
600		Tsutsumi Jewelry Co., Ltd.	14,760	0.0
6,300		TV Asahi Corp.	115,249	0.0
2,700		Tv Tokyo Holdings Corp.	42,225	0.0
3,700		Unipres Corp.	88,970	0.0
3,100		United Arrows Ltd.	124,980	0.0
75,000	@	Unitika Ltd.	35,589	0.0
3,100	L	U-Shin Ltd.	17,870	0.0
27,900		USS Co., Ltd.	476,205	0.1
1,200		ValueCommerce Co. Ltd.	11,676	0.0
15,000		Wacoal Holdings Corp.	162,914	0.1
2,600	L	WATAMI Co., Ltd.	36,731	0.0
300		Wowow, Inc.	11,396	0.0
2,500		Xebio Co., Ltd.	49,038	0.0

See Accompanying Notes to Financial Statements

41

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

87,200	L	Yamada Denki Co., Ltd.	310,846	0.1
15,600		Yamaha Corp.	246,646	0.1
34,000		Yamaha Motor Co., Ltd.	585,494	0.2
2,900		Yamato International, Inc.	13,084	0.0
1,500		Yellow Hat Ltd.	34,678	0.0
5,300		Yokohama Reito Co., Ltd.	43,322	0.0
26,000		Yokohama Rubber Co., Ltd.	225,072	0.1
5,000		Yomiuri Land Co., Ltd.	23,556	0.0
1,600		Yorozu Corp.	31,778	0.0
6,800		Yoshinoya D&C Co., Ltd.	95,850	0.0
2,400		Zenrin Co., Ltd.	27,541	0.0
8,200	L	Zensho Holdings Co., Ltd.	83,514	0.0
			80,739,043	19.9

		Consumer Staples: 7.4%
87,000	L	Aeon Co., Ltd.	1,070,608	0.3
2,300		Aeon Hokkaido Corp.	13,947	0.0
1,300		Ain Pharmaciez, Inc.	62,727	0.0
59,000		Ajinomoto Co., Inc.	924,726	0.2
4,500		Arcs Co., Ltd.	95,116	0.0
2,400		Ariake Japan Co., Ltd.	63,166	0.0
600		Artnature, Inc.	17,852	0.0
49,700		Asahi Group Holdings, Ltd.	1,560,725	0.4
2,100		Belc Co., Ltd.	49,640	0.0
9,200		Calbee, Inc.	253,548	0.1
2,100		Cawachi Ltd.	40,124	0.0
2,200		CFS Corp.	11,480	0.0
3,300		Chubu Shiryo Co., Ltd.	21,291	0.0
4,770		Coca-Cola Central Japan Co., Ltd.	121,467	0.0
7,300		Coca-Cola West Co., Ltd.	125,887	0.0
2,620		Cocokara Fine Holdings, Inc.	79,685	0.0
1,200		Cosmos Pharmaceutical Corp.	126,649	0.0
1,300		Create SD Holdings	44,554	0.0
800		Daikokutenbussan Co., Ltd.	20,435	0.0
1,600		Dr Ci:Labo Co., Ltd.	60,407	0.0
1,200		Dydo Drinco, Inc.	54,977	0.0
9,000		Ezaki Glico Co., Ltd.	142,998	0.0
7,600		FamilyMart Co., Ltd.	327,657	0.1
5,200		Fancl Corp.	62,509	0.0
6,500		Fuji Oil Co., Ltd.	92,826	0.0
2,000		Fujicco Co., Ltd.	25,108	0.0
19,000		Fujiya Co., Ltd.	37,491	0.0
2,400		Harashin Narus Holdings Co., Ltd.	37,911	0.0
12,000	@	Hayashikane Sangyo Co., Ltd.	9,125	0.0
3,800		Heiwado Co., Ltd.	58,225	0.0
2,900		Hokuto Corp.	57,472	0.0
9,100		House Foods Corp.	170,544	0.1
3,300		Inageya Co., Ltd.	33,388	0.0
6,700		Ito En Ltd.	171,705	0.1
1,000		Itochu-Shokuhin Co., Ltd.	35,447	0.0
12,000		Itoham Foods, Inc.	53,027	0.0
139,200		Japan Tobacco, Inc.	5,075,526	1.3
17,000		J-Oil Mills, Inc.	55,199	0.0
10,500	L	Kagome Co., Ltd.	185,725	0.1
1,100		Kameda Seika Co. Ltd.	35,102	0.0
60,400		Kao Corp.	2,378,779	0.6
2,100		Kasumi Co., Ltd.	15,342	0.0
2,800		Kato Sangyo Co., Ltd.	63,007	0.0
13,000		Kewpie Corp.	211,647	0.1
2,600		KEY Coffee, Inc.	41,351	0.0
20,000		Kikkoman Corp.	416,848	0.1
105,700		Kirin Brewery Co., Ltd.	1,526,184	0.4
3,800		Kobayashi Pharmaceutical Co., Ltd.	241,226	0.1
3,700		Kose Corp.	141,412	0.0
400		Kusuri No Aoki Co. Ltd.	14,492	0.0
11,000		Kyodo Shiryo Co., Ltd.	11,170	0.0
10,000		Kyokuyo Co. Ltd.	25,676	0.0
9,000		Lawson, Inc.	675,517	0.2
2,000		Life Corp.	33,770	0.0
26,000	L	Lion Corp.	150,694	0.1
2,600		Mandom Corp.	92,510	0.0
7,000		Marudai Food Co., Ltd.	23,280	0.0
8,000		Maruetsu, Inc.	28,758	0.0
4,900		Maruha Nichiro Corp.	80,050	0.0
4,600		Matsumotokiyoshi Holdings Co., Ltd.	159,219	0.1
4,900		Megmilk Snow Brand Co., Ltd.	63,608	0.0
7,300		MEIJI Holdings Co., Ltd.	483,970	0.1
700		Meito Sangyo Co., Ltd.	8,001	0.0
1,512		Milbon Co., Ltd.	51,055	0.0
700		Ministop Co., Ltd.	11,328	0.0
2,500		Mitsubishi Shokuhin Co. Ltd.	62,860	0.0
15,000		Mitsui Sugar Co., Ltd.	56,703	0.0
14,000		Miyoshi Oil & Fat Co., Ltd.	19,882	0.0
26,000		Morinaga & Co., Ltd.	56,435	0.0
26,000		Morinaga Milk Industry Co., Ltd.	93,520	0.0
7,000		Morozoff Ltd.	24,036	0.0
1,000		Nagatanien Co., Ltd.	9,904	0.0
2,000		Nakamuraya Co., Ltd.	8,112	0.0
2,000		Natori Co., Ltd.	22,161	0.0
29,000		Nichirei Corp.	139,307	0.0
510	L	Nihon Chouzai Co., Ltd.	13,550	0.0
18,000		Nippon Beet Sugar Manufacturing Co., Ltd.	33,764	0.0
15,000		Nippon Flour Mills Co., Ltd.	79,783	0.0
15,000		Nippon Formula Feed Manufacturing Co., Ltd.	17,309	0.0
17,000		NH Foods Ltd	331,911	0.1
30,800		Nippon Suisan Kaisha Ltd.	95,171	0.0
12,000		Nisshin Oillio Group Ltd.	43,946	0.0
23,950		Nisshin Seifun Group, Inc.	286,122	0.1
9,600		Nissin Food Products Co., Ltd.	493,568	0.1
1,000		Noevir Holdings Co. Ltd.	20,069	0.0
9,000		Oenon Holdings, Inc.	20,959	0.0

See Accompanying Notes to Financial Statements

42

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

1,000		OIE Sangyo Co., Ltd.	8,385	0.0
2,000		Okuwa Co., Ltd.	20,467	0.0
2,300		Olympic Group Corp.	23,809	0.0
3,500		Pigeon Corp.	184,624	0.1
2,500		Pola Orbis Holdings, Inc.	100,964	0.0
9,000		Prima Meat Packers Ltd.	22,820	0.0
1,500		Rock Field Co., Ltd.	28,802	0.0
1,100		S Foods, Inc.	15,963	0.0
1,800		Sakata Seed Corp.	24,822	0.0
1,400		San-A Co., Ltd.	42,467	0.0
44,000		Sapporo Holdings Ltd.	177,318	0.1
92,200		Seven & I Holdings Co., Ltd.	3,886,214	1.0
40,500		Shiseido Co., Ltd.	738,679	0.2
4,000		Showa Sangyo Co., Ltd.	14,525	0.0
1,000		Sogo Medical Co., Ltd.	45,224	0.0
2,400		ST Corp.	23,880	0.0
5,000		Starzen Co., Ltd.	14,093	0.0
3,900		Sugi Holdings Co., Ltd.	177,956	0.1
4,500		Sundrug Co., Ltd.	200,446	0.1
16,800		Suntory Beverage & Food Ltd.	658,509	0.2
20,000		Takara Holdings, Inc.	175,560	0.1
4,000		Tobu Store Co., Ltd.	10,898	0.0
7,000		Toho Co., Ltd./Hyogo	27,092	0.0
2,900		Torigoe Co., Ltd.	20,125	0.0
13,000		Toyo Suisan Kaisha Ltd.	400,720	0.1
4,200		Tsuruha Holdings, Inc.	231,770	0.1
14,300		Uni-Charm Corp.	852,585	0.2
3,700		Aderans Co. Ltd.	58,002	0.0
21,000		UNY Co., Ltd.	131,673	0.0
5,600		Valor Co., Ltd.	92,887	0.0
2,300		Warabeya Nichiyo Co., Ltd.	46,546	0.0
840		Welcia Holdings Co. Ltd	51,481	0.0
1,500		Yaizu Suisankagaku Industry Co., Ltd.	14,455	0.0
14,600		Yakult Honsha Co., Ltd.	739,471	0.2
11,000		Yamatane Corp.	20,126	0.0
630		Yamaya Corp.	11,634	0.0
18,000		Yamazaki Baking Co., Ltd.	224,826	0.1
900		Yamazawa Co., Ltd.	14,692	0.0
1,200		Yaoko Co., Ltd.	63,382	0.0
3,000		Yomeishu Seizo Co., Ltd.	28,607	0.0
1,000		Yonekyu Corp.	8,547	0.0
			29,999,008	7.4

		Energy: 1.1%
4,700		AOC Holdings, Inc.	15,616	0.0
61,000		Cosmo Oil Co., Ltd.	130,830	0.0
11,600		Idemitsu Kosan Co., Ltd.	251,891	0.1
120,100		Inpex Holdings, Inc.	1,826,985	0.5
2,600		Itochu Enex Co., Ltd.	18,681	0.0
700	L	Japan Drilling Co. Ltd.	36,693	0.0
4,000		Japan Oil Transportation Co., Ltd.	9,081	0.0
3,300		Japan Petroleum Exploration Co.	137,668	0.0
259,910		JX Holdings, Inc.	1,390,837	0.3
3,800		Mitsuuroko Co., Ltd.	22,718	0.0
2,300		Modec, Inc.	55,012	0.0
9,500		Nippon Coke & Engineering Co., Ltd.	10,977	0.0
3,600		Nippon Gas Co., Ltd.	83,412	0.0
3,500		Sala Corp.	19,207	0.0
4,000		San-Ai Oil Co., Ltd.	30,136	0.0
5,100		Shinko Plantech Co., Ltd.	39,958	0.0
19,600		Showa Shell Sekiyu KK	222,793	0.1
8,000		Sinanen Co., Ltd.	33,203	0.0
35,000	L	TonenGeneral Sekiyu KK	332,418	0.1
9,000		Toyo Kanetsu K K	23,126	0.0
			4,691,242	1.1

		Financials: 18.0%
36,000		77 Bank Ltd.	189,895	0.1
43,800	@	Acom Co., Ltd.	208,607	0.1
13,000		AEON Financial Service Co., Ltd.	340,003	0.1
14,370		Aeon Mall Co., Ltd.	378,893	0.1
1,000		Aichi Bank Ltd.	52,318	0.0
37,400	@	Aiful Corp.	241,439	0.1
3,700		Airport Facilities Co., Ltd.	25,924	0.0
14,000		Akita Bank Ltd.	38,708	0.0
20,000		Aomori Bank Ltd.	57,657	0.0
107,000		Aozora Bank Ltd.	351,794	0.1
4,800		Ashikaga Holdings Co. Ltd.	20,506	0.0
20,000		Awa Bank Ltd.	113,758	0.0
1,600		Bank of Iwate Ltd.	78,773	0.0
42,000		Bank of Kyoto Ltd.	382,212	0.1
20,000		Bank of Nagoya Ltd.	79,590	0.0
1,700		Bank of Okinawa Ltd.	73,537	0.0
12,000		Bank of Saga Ltd.	27,723	0.0
4,300		Bank of the Ryukyus Ltd.	61,664	0.0
141,000		Bank of Yokohama Ltd.	812,019	0.2
5,000		Century Leasing System, Inc.	168,737	0.1
83,000		Chiba Bank Ltd.	586,222	0.2
5,100		Chiba Kogyo Bank Ltd.	39,640	0.0
15,400		Chugoku Bank Ltd.	236,871	0.1
15,000		Chukyo Bank Ltd.	27,107	0.0
17,800		Credit Saison Co., Ltd.	370,602	0.1
6,800		Daibiru Corp.	69,578	0.0
111,000		Dai-ichi Life Insurance Co., Ltd.	1,654,192	0.4
1,200		Daiko Clearing Services Corp.	7,687	0.0
43,000		Daikyo, Inc.	101,111	0.0
23,000		Daisan Bank Ltd.	40,655	0.0
30,000		Daishi Bank Ltd.	112,621	0.0
13,000		Daito Bank Ltd.	15,799	0.0
9,400		Daito Trust Construction Co., Ltd.	1,105,337	0.3
68,000		Daiwa House Industry Co., Ltd.	1,409,682	0.4
218,000		Daiwa Securities Group, Inc.	1,888,812	0.5
500		eGuarantee, Inc.	10,442	0.0
17,000		Ehime Bank Ltd.	39,793	0.0
14,000		Eighteenth Bank Ltd.	36,345	0.0

See Accompanying Notes to Financial Statements

43

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

11,800		FIDEA Holdings Co., Ltd.	24,352	0.0
900	L	Financial Products Group Co. Ltd.	8,083	0.0
19,000		Fukui Bank Ltd.	46,704	0.0
86,000		Fukuoka Financial Group, Inc.	415,386	0.1
34,000		Fukushima Bank Ltd.	29,562	0.0
2,200		Fuyo General Lease Co., Ltd.	98,380	0.0
900		GCA Savvian Corp.	8,371	0.0
1,720		Goldcrest Co., Ltd.	37,807	0.0
50,000		Gunma Bank Ltd.	295,833	0.1
42,000		Hachijuni Bank Ltd.	260,071	0.1
4,600		Heiwa Real Estate Co., Ltd.	74,058	0.0
12,000		Higashi-Nippon Bank Ltd.	30,580	0.0
17,000		Higo Bank Ltd.	94,685	0.0
65,000		Hiroshima Bank Ltd.	310,675	0.1
4,400		Hitachi Capital Corp.	123,266	0.0
25,000		Hokkoku Bank Ltd.	85,915	0.0
29,000		Hokuetsu Bank Ltd.	60,427	0.0
150,000		Hokugin Financial Group, Inc.	319,946	0.1
20,000		Hyakugo Bank Ltd.	83,361	0.0
26,000		Hyakujushi Bank Ltd.	93,717	0.0
4,200		IBJ Leasing Co., Ltd.	110,759	0.0
4,500		Ichiyoshi Securities Co., Ltd.	63,551	0.0
2,500		IwaiCosmo Holdings, Inc.	29,005	0.0
25,000		Iyo Bank Ltd.	252,868	0.1
12,000		Jaccs Co., Ltd.	61,891	0.0
3,100		Jafco Co., Ltd.	135,726	0.1
20,000	@	Japan Asia Investment Co., Ltd.	18,375	0.0
11,111		Japan Securities Finance Co., Ltd.	69,148	0.0
13,700		Jimoto Holdings, Inc.	29,342	0.0
800		Jowa Holdings Co. Ltd	29,978	0.0
83,000		Joyo Bank Ltd.	442,758	0.1
26,000		Juroku Bank Ltd.	97,331	0.0
10,200		kabu.com Securities Co., Ltd.	50,277	0.0
14,000		Kagoshima Bank Ltd.	94,583	0.0
27,000		Kansai Urban Banking Corp.	33,044	0.0
5,900		Keihanshin Building Co. Ltd.	32,042	0.0
20,000		Keiyo Bank Ltd.	101,546	0.0
25,200		Kenedix, Inc.	125,788	0.0
1,200		Kita-Nippon Bank Ltd.	31,104	0.0
9,300		Kiyo Bank Ltd./The	126,687	0.0
7,000	L	Kosei Securities Co., Ltd.	16,392	0.0
3,100		Kyokuto Securities Co., Ltd.	53,728	0.0
2,300		Land Business Co., Ltd.	9,316	0.0
25,800	@	Leopalace21 Corp.	133,074	0.0
6,400		Marusan Securities Co., Ltd.	51,507	0.0
11,800		Matsui Securities Co., Ltd.	119,842	0.0
17,000		Michinoku Bank Ltd.	35,753	0.0
5,000		Mie Bank Ltd.	11,405	0.0
8,000		Minato Bank Ltd.	14,699	0.0
5,000		Mito Securities Co., Ltd.	19,217	0.0
1,668,800		Mitsubishi UFJ Financial Group, Inc.	10,244,291	2.5
57,300		Mitsubishi UFJ Lease & Finance Co., Ltd.	329,378	0.1
155,000		Mitsubishi Estate Co., Ltd.	3,829,354	1.0
116,000		Mitsui Fudosan Co., Ltd.	3,914,915	1.0
65,911		Mitsui Sumitomo Insurance Group Holdings, Inc.	1,592,993	0.4
16,000		Miyazaki Bank Ltd./The	52,923	0.0
2,866,600		Mizuho Financial Group, Inc.	5,892,311	1.5
26,000		Monex Beans Holdings, Inc.	96,323	0.0
3,600		Musashino Bank Ltd.	126,225	0.0
13,000		Nagano Bank Ltd.	24,003	0.0
22,000		Nanto Bank Ltd.	91,240	0.0
79,000		Nishi-Nippon City Bank Ltd.	194,242	0.1
5,800		Nisshin Fudosan Co.	23,085	0.0
49,050		NKSJ Holdings, Inc.	1,321,658	0.3
450,300		Nomura Holdings, Inc.	3,189,614	0.8
14,500		Nomura Real Estate Holdings, Inc.	274,640	0.1
33,000		North Pacific Bank Ltd.	142,448	0.1
13,900		NTT Urban Development Corp.	156,538	0.1
31,000		Ogaki Kyoritsu Bank Ltd.	86,966	0.0
15,000		Oita Bank Ltd.	54,217	0.0
16,000		Okasan Securities Group, Inc.	132,942	0.0
800		Open House Co. Ltd.	18,968	0.0
44,500	@	Orient Corp.	120,000	0.0
137,600		ORIX Corp.	2,281,518	0.6
31,700		Osaka Securities Exchange Co. Ltd.	781,285	0.2
1,800		Pocket Card Co., Ltd.	14,952	0.0
900		Relo Holdings, Inc.	58,052	0.0
206,100		Resona Holdings, Inc.	1,201,014	0.3
1,800		Ricoh Leasing Co., Ltd.	51,415	0.0
15,000		San-In Godo Bank Ltd.	111,510	0.0
25,960		Softbank Investment Corp.	318,155	0.1
19,230		Senshu Ikeda Holdings, Inc.	97,973	0.0
82,300		Seven Bank Ltd.	336,538	0.1
22,000		Shiga Bank Ltd.	132,514	0.0
13,000		Shikoku Bank Ltd.	29,002	0.0
1,200		Shimizu Bank Ltd.	32,640	0.0
191,000		Shinsei Bank Ltd.	430,201	0.1
64,000		Shizuoka Bank Ltd.	692,296	0.2
36,300		Hulic Co. Ltd.	478,784	0.1
21,500		Sony Financial Holdings, Inc.	367,050	0.1
166,852		Sumitomo Mitsui Financial Group, Inc.	7,000,597	1.7
429,440		Sumitomo Mitsui Trust Holdings, Inc.	1,962,754	0.5
920		Sumitomo Real Estate Sales Co., Ltd.	29,393	0.0
53,000		Sumitomo Realty & Development Co., Ltd.	2,276,697	0.6

See Accompanying Notes to Financial Statements

44

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

2,300		Sun Frontier Fudousan Co., Ltd.	27,677	0.0
21,000		Suruga Bank Ltd.	407,905	0.1
75,500		T&D Holdings, Inc.	1,026,918	0.3
7,000		Taiko Bank Ltd.	15,965	0.0
8,000		Takara Leben Co., Ltd.	28,945	0.0
8,000		TOC Co., Ltd.	58,459	0.0
10,000		Tochigi Bank Ltd./The	42,849	0.0
16,000		Toho Bank Ltd.	58,497	0.0
18,000		Tohoku Bank Ltd.	26,837	0.0
23,500		Tokai Tokyo Financial Holdings	182,917	0.1
84,900		Tokio Marine Holdings, Inc.	2,794,378	0.7
5,000		Tokyo Rakutenchi Co., Ltd.	24,973	0.0
44,000		Tokyo Tatemono Co., Ltd.	407,544	0.1
15,000		Tokyo Theatres Co., Inc.	21,780	0.0
4,400		Tokyo Tomin Bank Ltd./The	53,938	0.0
46,996		Tokyu Fudosan Holdings Corp.	370,940	0.1
11,000		Tomato Bank Ltd.	19,114	0.0
15,600		TOMONY Holdings, Inc.	68,844	0.0
3,600		Tosei Corp.	26,366	0.0
12,000		Tottori Bank Ltd.	24,766	0.0
13,000		Towa Bank Ltd.	12,711	0.0
11,000		Toyo Securities Co., Ltd.	33,910	0.0
10,300		Tsukuba Bank Ltd.	37,016	0.0
1,200		Yachiyo Bank Ltd.	39,343	0.0
11,000	L	Yamagata Bank Ltd.	52,243	0.0
23,000		Yamaguchi Financial Group, Inc.	242,558	0.1
15,000		Yamanashi Chuo Bank Ltd.	71,089	0.0
4,900		Zenkoku Hosho Co. Ltd.	133,381	0.1
			73,263,645	18.0

		Health Care: 5.8%
6,400		Alfresa Holdings Corp.	412,626	0.1
1,600		As One Corp.	49,655	0.0
2,200		ASKA Pharmaceutical Co., Ltd.	25,939	0.0
268,500		Astellas Pharma, Inc.	3,530,927	0.9
1,800		BML, Inc.	69,656	0.0
22,800		Chugai Pharmaceutical Co., Ltd.	642,883	0.2
1,400		CMIC Co., Ltd.	22,910	0.0
900		Create Medic Co., Ltd.	8,997	0.0
72,600		Daiichi Sankyo Co., Ltd.	1,357,021	0.3
500		Daiken Medical Co. Ltd	9,279	0.0
17,200		Dainippon Sumitomo Pharma Co., Ltd.	197,947	0.1
600		Daito Pharmaceutical Co. Ltd.	10,725	0.0
2,200		Eiken Chemical Co., Ltd.	38,181	0.0
28,600		Eisai Co., Ltd.	1,200,208	0.3
3,400		EPS Co., Ltd.	43,687	0.0
1,700		FALCO SD Holdings Co., Ltd.	20,967	0.0
6,000		Fuso Pharmaceutical Industries Ltd.	19,249	0.0
7,100		Hisamitsu Pharmaceutical Co., Inc.	317,491	0.1
1,700		Hogy Medical Co., Ltd.	92,183	0.0
1,000		JCR Pharmaceuticals Co. Ltd.	25,837	0.0
9,000		Jeol Ltd.	35,972	0.0
9,000		Kaken Pharmaceutical Co., Ltd.	190,443	0.1
4,400		Kissei Pharmaceutical Co., Ltd.	105,381	0.0
6,900		Kyorin Co., Ltd.	141,981	0.0
28,000	L	Kyowa Hakko Kogyo Co., Ltd.	379,356	0.1
15,800		M3, Inc.	251,554	0.1
500		Mani, Inc.	27,821	0.0
22,700		Medipal Holdings Corp.	321,836	0.1
6,100		Miraca Holdings, Inc.	295,631	0.1
18,200		Mitsubishi Tanabe Pharma Corp.	272,437	0.1
1,900		Mochida Pharmaceutical Co., Ltd.	136,448	0.0
3,600		Nagaileben Co., Ltd.	74,254	0.0
6,300		Nichii Gakkan Co.	56,676	0.0
5,550		Nichi-iko Pharmaceutical Co., Ltd.	82,986	0.0
4,800		Nihon Kohden Corp.	240,995	0.1
8,000		Nikkiso Co., Ltd.	95,004	0.0
5,000		Nippon Chemiphar Co., Ltd.	23,587	0.0
5,000		Nippon Shinyaku Co., Ltd.	145,803	0.0
11,900	L	Nipro Corp.	106,826	0.0
1,400		Nissui Pharmaceutical Co., Ltd.	17,081	0.0
32,900		Olympus Corp.	1,131,969	0.3
10,600		Ono Pharmaceutical Co., Ltd.	931,308	0.2
45,800		Otsuka Holdings Co. Ltd.	1,420,264	0.4
1,900		Paramount Bed Holdings Co. Ltd.	60,008	0.0
10,000		Rohto Pharmaceutical Co., Ltd.	155,548	0.1
8,700		Santen Pharmaceutical Co., Ltd.	490,115	0.1
3,600		Sawai Pharmaceutical Co., Ltd.	212,203	0.1
5,100		Seikagaku Corp.	62,756	0.0
2,600		Shin Nippon Biomedical Laboratories Ltd.	24,259	0.0
36,500		Shionogi & Co., Ltd.	762,361	0.2
3,100		Ship Healthcare Holdings, Inc.	108,791	0.0
8,800		Suzuken Co., Ltd.	327,808	0.1
18,600		Sysmex Corp.	699,385	0.2
1,500		Taiko Pharmaceutical Co. Ltd.	22,940	0.0
5,500		Taisho Pharmaceutical Holdings Co. Ltd.	401,199	0.1
87,900		Takeda Pharmaceutical Co., Ltd.	4,079,681	1.0
34,100		Terumo Corp.	763,937	0.2

See Accompanying Notes to Financial Statements

45

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

7,000		Toho Holdings Co., Ltd.	141,206	0.0
1,600		Tokai Corp./Gifu	44,324	0.0
2,100		Torii Pharmaceutical Co., Ltd.	65,489	0.0
1,400		Towa Pharmaceutical Co., Ltd.	57,050	0.0
2,000		Tsukui Corp.	18,362	0.0
7,600		Tsumura & Co.	179,330	0.1
5,300		Vital KSK Holdings, Inc.	42,709	0.0
5,000		Wakamoto Pharmaceutical Co., Ltd.	12,402	0.0
3,300		ZERIA Pharmaceutical Co., Ltd.	78,758	0.0
			23,392,602	5.8

		Industrials: 21.3%
1,800		Advan Co., Ltd.	20,107	0.0
1,800		Aeon Delight Co., Ltd.	43,502	0.0
7,300		Aica Kogyo Co., Ltd.	156,011	0.1
4,800		Aichi Corp.	22,668	0.0
5,800		Aida Engineering Ltd.	58,754	0.0
432,000		All Nippon Airways Co., Ltd.	1,019,514	0.3
36,000		Amada Co., Ltd.	366,692	0.1
3,000		Anest Iwata Corp.	21,268	0.0
6,000	@,L	Arrk Corp.	10,561	0.0
6,300		Asahi Diamond Industrial Co., Ltd.	100,079	0.0
113,000		Asahi Glass Co., Ltd.	666,213	0.2
3,600		Asahi Kogyosha Co., Ltd.	14,310	0.0
6,000		Asanuma Corp.	7,415	0.0
1,500		Asunaro Aoki Construction Co., Ltd.	9,110	0.0
3,000		Bando Chemical Industries Ltd.	12,295	0.0
4,000		Bunka Shutter Co., Ltd.	34,741	0.0
23,000		Central Glass Co., Ltd.	84,705	0.0
19,900		Central Japan Railway Co.	2,840,690	0.7
1,900		Central Security Patrols Co., Ltd.	21,858	0.0
21,000		Chiyoda Corp.	254,514	0.1
1,300		Chiyoda Integre Co., Ltd.	19,939	0.0
4,000		Chudenko Corp.	62,990	0.0
5,000	L	Chugai Ro Co., Ltd.	11,228	0.0
5,900		CKD Corp.	56,899	0.0
12,800		COMSYS Holdings Corp.	237,986	0.1
4,000		Cosel Co., Ltd.	52,619	0.0
2,700		CTI Engineering Co., Ltd.	30,066	0.0
67,000		Dai Nippon Printing Co., Ltd.	700,013	0.2
6,000		Dai-Dan Co., Ltd.	35,817	0.0
9,500		Daifuku Co., Ltd.	133,239	0.0
15,000		Daihen Corp.	70,107	0.0
7,000		Daiho Corp.	25,974	0.0
21,000	@	Daiichi Chuo KK	19,716	0.0
9,000		Daiichi Jitsugyo Co., Ltd.	42,385	0.0
30,500		Daikin Industries Ltd.	1,924,939	0.5
3,500		Daiseki Co., Ltd.	62,859	0.0
7,000	@	Daisue Construction Co., Ltd.	6,981	0.0
2,000		Daiwa Industries Ltd.	13,779	0.0
1,200		Denyo Co., Ltd.	18,671	0.0
600		Dream Incubator, Inc.	9,918	0.0
7,000		Duskin Co., Ltd.	135,527	0.0
40,900		East Japan Railway Co.	3,222,596	0.8
52,000		Ebara Corp.	328,786	0.1
700		Ebara Jitsugyo Co. Ltd.	10,039	0.0
700		Endo Lighting Corp.	10,556	0.0
10,000	@	Enshu Ltd.	12,542	0.0
25,100		Fanuc Ltd.	4,334,466	1.1
13,800		Fudo Tetra Corp.	26,729	0.0
60,000		Fuji Electric Holdings Co., Ltd.	284,704	0.1
6,300		Fuji Machine Manufacturing Co., Ltd.	55,055	0.0
37,000		Fujikura Ltd.	180,231	0.1
7,000		Fujitec Co., Ltd.	74,059	0.0
6,000		Fukuda Corp.	32,900	0.0
2,100		Fukushima Industries Corp.	33,562	0.0
15,000		Fukuyama Transporting Co., Ltd.	86,327	0.0
4,000		FULLCAST Holdings Co., Ltd.	17,828	0.0
3,800		Funai Soken Holdings, Inc.	33,261	0.0
35,000		Furukawa Co., Ltd.	71,441	0.0
74,000		Furukawa Electric Co., Ltd.	157,175	0.1
4,500		Futaba Corp.	77,108	0.0
7,000		Glory Ltd.	228,309	0.1
44,000		GS Yuasa Corp.	280,359	0.1
600		Hamakyorex Co., Ltd.	18,138	0.0
147,000		Hankyu Hanshin Holdings, Inc.	839,317	0.2
23,000		Hanwa Co., Ltd.	99,621	0.0
14,800		Hazama Corp.	89,420	0.0
2,200		Hibiya Engineering Ltd.	35,397	0.0
27,600		Hino Motors Ltd.	380,779	0.1
5,000		Hisaka Works Ltd.	46,356	0.0
11,800		Hitachi Construction Machinery Co., Ltd.	235,530	0.1
4,900		Hitachi Transport System Ltd.	76,452	0.0
17,300		Hitachi Zosen Corp.	89,108	0.0
4,800		Hoshizaki Electric Co., Ltd.	239,583	0.1
5,000		Hosokawa Micron Corp.	31,437	0.0
2,000		Howa Machinery Ltd.	15,182	0.0
4,000		Ichinen Holdings Co., Ltd.	31,843	0.0
1,000		Idec Corp.	9,615	0.0
158,000		IHI Corp.	736,505	0.2
8,200		Iino Kaiun Kaisha Ltd.	46,830	0.0
3,200		Inaba Denki Sangyo Co., Ltd.	108,001	0.0
1,900		Inaba Seisakusho Co., Ltd.	28,123	0.0
7,200		Inabata & Co., Ltd.	67,680	0.0
3,800		Inui Steamship Co., Ltd.	12,575	0.0
22,000		Iseki & Co., Ltd.	57,752	0.0

See Accompanying Notes to Financial Statements

46

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

1,000		Ishii Iron Works Co., Ltd.	2,353	0.0
174,500		Itochu Corp.	2,240,194	0.6
2,600		Itoki Corp.	20,072	0.0
6,000	L	Iwasaki Electric Co., Ltd.	14,214	0.0
25,000		Iwatani International Corp.	177,511	0.1
18,600		Japan Airlines Co. Ltd.	1,028,385	0.3
7,100		Japan Airport Terminal Co., Ltd.	210,756	0.1
5,100	L	Japan Bridge Corp.	7,453	0.0
16,000		Japan Pulp & Paper Co., Ltd.	53,407	0.0
34,000		Japan Steel Works Ltd.	149,248	0.1
7,000		Japan Transcity Corp.	22,948	0.0
26,000		JGC Corp.	790,907	0.2
2,600		JK Holdings Co., Ltd.	14,130	0.0
32,370		LIXIL Group Corp.	876,124	0.2
24,100		JTEKT Corp.	406,636	0.1
20,000		Juki Corp.	45,215	0.0
111,000		Kajima Corp.	490,984	0.1
1,000		Kamei Corp.	7,671	0.0
28,000		Kamigumi Co., Ltd.	257,746	0.1
2,000		Kanaden Corp.	14,240	0.0
3,000		Kanagawa Chuo Kotsu Co., Ltd.	15,282	0.0
2,900		Kanamoto Co., Ltd.	115,648	0.0
13,000		Kandenko Co., Ltd.	75,596	0.0
51,000		Kanematsu Corp.	91,777	0.0
3,400		Katakura Industries Co., Ltd.	43,806	0.0
6,000		Kato Works Co., Ltd.	42,735	0.0
700	L	Kawada Technologies, Inc.	39,304	0.0
173,000		Kawasaki Heavy Industries Ltd.	659,507	0.2
100,000		Kawasaki Kisen Kaisha Ltd.	209,433	0.1
51,000		Keihan Electric Railway Co., Ltd.	214,020	0.1
58,000		Keihin Electric Express Railway Co., Ltd.	521,371	0.1
61,000		Keio Corp.	479,668	0.1
33,000		Keisei Electric Railway Co., Ltd.	328,880	0.1
3,300		Kimura Chemical Plants Co., Ltd.	17,079	0.0
900		Kimura Unity Co., Ltd.	8,406	0.0
18,000		Kinden Corp.	175,155	0.1
2,000		King Jim Co., Ltd.	14,686	0.0
3,000		Kinki Sharyo Co., Ltd.	9,299	0.0
220,000		Kintetsu Corp.	801,649	0.2
1,900		Kintetsu World Express, Inc.	80,666	0.0
14,000		Kitagawa Iron Works Co., Ltd.	24,092	0.0
8,000		Kitano Construction Corp.	20,393	0.0
700		Kito Corp.	16,960	0.0
10,800		Kitz Corp.	60,705	0.0
4,000	@	Kobe Electric Railway Co. Ltd	14,140	0.0
12,700		Kokuyo Co., Ltd.	106,502	0.0
3,950		Komai Tekko, Inc.	11,066	0.0
108,400		Komatsu Ltd.	2,516,320	0.6
1,300		Komatsu Wall Industry Co., Ltd.	34,604	0.0
5,300		Komori Corp.	67,534	0.0
900		Konoike Transport Co. Ltd	16,689	0.0
4,200		Kosaido Co., Ltd.	18,620	0.0
800		KRS Corp.	8,261	0.0
121,000		Kubota Corp.	1,717,025	0.4
27,000	@	Kumagai Gumi Co., Ltd.	69,082	0.0
14,400		Kurita Water Industries Ltd.	333,516	0.1
3,200		Kuroda Electric Co., Ltd.	49,375	0.0
3,000		Kyodo Printing Co., Ltd.	10,104	0.0
4,100		Kyokuto Kaihatsu Kogyo Co. Ltd.	60,511	0.0
10,200		Kyowa Exeo Corp.	145,387	0.1
4,000		Kyudenko Corp.	38,927	0.0
3,100		Mabuchi Motor Co., Ltd.	235,066	0.1
15,000		Maeda Corp.	118,522	0.0
1,200		Maeda Kosen Co. Ltd	15,084	0.0
8,000		Maeda Road Construction Co., Ltd.	138,614	0.1
2,800		Maezawa Industries, Inc.	8,297	0.0
2,900		Maezawa Kasei Industries Co., Ltd.	31,403	0.0
1,500		Maezawa Kyuso Industries Co., Ltd.	20,212	0.0
11,000		Makino Milling Machine Co., Ltd.	94,783	0.0
14,500		Makita Corp.	896,157	0.2
192,000		Marubeni Corp.	1,405,243	0.4
700		Maruka Machinery Co. Ltd.	9,472	0.0
3,000		Maruyama Manufacturing Co., Inc.	7,351	0.0
12,000		Maruzen Showa Unyu Co., Ltd.	41,482	0.0
1,500		Matsuda Sangyo Co., Ltd.	18,600	0.0
4,000		Matsui Construction Co., Ltd.	16,499	0.0
2,000		Max Co., Ltd.	22,553	0.0
23,000		Meidensha Corp.	96,252	0.0
3,700		Meitec Corp.	115,507	0.0
2,400		Meiwa Corp.	11,598	0.0
31,000		Minebea Co., Ltd.	349,272	0.1
8,910		Mirait Holdings Corp.	89,366	0.0
8,800		MISUMI Group, Inc.	242,110	0.1
172,000		Mitsubishi Corp.	3,580,081	0.9
2,400		Mitsubishi Pencil Co., Ltd.	69,339	0.0
3,000		Mitsuboshi Belting Co., Ltd.	18,452	0.0
222,000		Mitsubishi Electric Corp.	2,742,308	0.7
395,000		Mitsubishi Heavy Industries Ltd.	2,467,131	0.6
9,000		Mitsubishi Kakoki Kaisha Ltd.	31,162	0.0
15,000		Mitsubishi Logistics Corp.	224,802	0.1
200,700		Mitsui & Co., Ltd.	3,217,549	0.8

See Accompanying Notes to Financial Statements

47

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

88,000		Mitsui Engineering & Shipbuilding Co., Ltd.	197,633	0.1
17,000		Mitsui Matsushima Co., Ltd.	23,037	0.0
126,000		Mitsui OSK Lines Ltd.	469,410	0.1
13,000		Mitsui-Soko Co., Ltd.	58,696	0.0
4,000		Mitsumura Printing Co., Ltd.	10,288	0.0
3,800		Miura Co., Ltd.	129,742	0.0
11,000		Miyaji Engineering Group, Inc.	21,393	0.0
3,800	L	MonotaRO Co. Ltd.	104,998	0.0
12,800		DMG Mori Seiki Co., Ltd	186,109	0.1
4,000		Morita Holdings Corp.	37,593	0.0
4,700		Moshi Moshi Hotline, Inc.	46,346	0.0
11,100		Nabtesco Corp.	245,654	0.1
1,900		NAC Co., Ltd.	28,679	0.0
22,000		Nachi-Fujikoshi Corp.	155,097	0.1
13,600		Nagase & Co., Ltd.	176,045	0.1
79,000	L	Nagoya Railroad Co., Ltd.	315,063	0.1
2,900	L	Namura Shipbuilding Co., Ltd.	29,941	0.0
46,000		Nankai Electric Railway Co., Ltd.	199,730	0.1
800		NEC Capital Solutions Ltd.	15,767	0.0
29,000		NGK Insulators Ltd.	658,323	0.2
10,000		Nichias Corp.	68,940	0.0
1,100		Nichiden Corp.	26,617	0.0
3,300		Nichiha Corp.	37,262	0.0
4,000		Nichireki Co., Ltd.	43,465	0.0
24,176		Nidec Corp.	1,486,833	0.4
3,900		Nihon M&A Center, Inc.	111,343	0.0
600		Nihon Trim Co., Ltd.	23,479	0.0
4,000		Nikko Co. Ltd./Hyogo	21,638	0.0
6,000		Nippo Corp.	101,100	0.0
16,000		Nippon Carbon Co., Ltd.	30,526	0.0
12,300	L	Nippon Conveyor Co., Ltd.	15,811	0.0
3,000		Nippon Densetsu Kogyo Co., Ltd.	48,495	0.0
87,000		Nippon Express Co., Ltd.	421,973	0.1
1,700		Nippon Kanzai Co., Ltd.	42,116	0.0
12,000		Nippon Koei Co. Ltd.	59,390	0.0
7,400		Nippon Konpo Unyu Soko Co., Ltd.	128,207	0.0
17,600		Nippon Parking Development Co. Ltd.	21,101	0.0
8,000		Nippon Road Co., Ltd.	45,030	0.0
2,000		Nippon Seisen Co., Ltd.	9,380	0.0
8,000		Nippon Sharyo Ltd.	33,048	0.0
112,000		Nippon Sheet Glass Co., Ltd.	158,324	0.1
13,280		Nippon Steel & Sumikin Bussan Corp.	51,603	0.0
6,000		Nippon Thompson Co., Ltd.	31,421	0.0
190,880		Nippon Yusen KK	550,608	0.2
4,000		Nippon Yusoki Co., Ltd.	26,322	0.0
34,000		Nishimatsu Construction Co., Ltd.	144,819	0.1
32,000		Nishi-Nippon Railroad Co., Ltd.	129,236	0.0
1,300		Nishio Rent All Co., Ltd.	55,228	0.0
3,300		Nissei Plastic Industrial Co., Ltd.	20,677	0.0
3,800		Nissha Printing Co., Ltd.	57,761	0.0
12,000		Nissin Corp.	35,917	0.0
5,000		Nissin Electric Co., Ltd.	32,890	0.0
2,400		Nitta Corp.	55,538	0.0
19,000		Nitto Boseki Co., Ltd.	77,294	0.0
3,800		Nitto Kogyo Corp.	83,654	0.0
500		Nitto Kohki Co., Ltd.	10,260	0.0
5,000		Nomura Co., Ltd.	42,995	0.0
13,000		Noritake Co., Ltd.	34,670	0.0
5,100		Noritz Corp.	100,586	0.0
12,000	L	NS United Kaiun Kaisha Ltd.	30,256	0.0
49,000		NSK Ltd.	637,654	0.2
54,000		NTN Corp.	236,216	0.1
1,300		Obara Corp.	56,375	0.0
76,000		Obayashi Corp.	542,797	0.1
5,000		Obayashi Road Corp.	25,747	0.0
72,000		Odakyu Electric Railway Co., Ltd.	693,370	0.2
1,900		Oiles Corp.	41,952	0.0
10,000		Okamura Corp.	87,727	0.0
7,000		OKK Corp.	9,897	0.0
16,000		Okuma Corp.	153,966	0.1
23,000		Okumura Corp.	116,777	0.0
1,900		Onoken Co., Ltd.	21,452	0.0
4,000		Organo Corp.	20,415	0.0
10,300		OSG Corp.	189,766	0.1
2,600		Oyo Corp.	42,584	0.0
11,100		Park24 Co., Ltd.	201,878	0.1
2,000		Pasco Corp.	9,049	0.0
600		Pasona Group, Inc.	3,717	0.0
2,800		Pegasus Sewing Machine Manufacturing Co., Ltd.	11,697	0.0
31,000		Penta-Ocean Construction Co., Ltd.	102,895	0.0
2,000		Pilot Corp.	87,345	0.0
4,500		Pronexus, Inc.	35,406	0.0
3,400		PS Mitsubishi Construction Co., Ltd.	15,873	0.0
4,700		Raito Kogyo Co., Ltd.	34,271	0.0
10,000	@	Rasa Industries Ltd.	14,035	0.0
4,200		Rheon Automatic Machinery Co., Ltd.	18,998	0.0
13,000		Ryobi Ltd.	43,936	0.0
7,000		Sakai Heavy Industries Ltd.	23,578	0.0
600		Sakai Moving Service Co., Ltd.	20,234	0.0
3,800	@,L	Sanix, Inc.	51,456	0.0
3,000		Sanki Engineering Co., Ltd.	22,620	0.0
3,300		Sankyo Tateyama, Inc.	66,670	0.0
27,000		Sankyu, Inc.	136,771	0.1
22,000		Sanwa Holdings Corp.	154,858	0.1
3,000		Sanyo Denki Co. Ltd.	21,335	0.0
23,000		Sasebo Heavy Industries Co., Ltd.	29,380	0.0

See Accompanying Notes to Financial Statements

48

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

9,000		Sata Construction Co., Ltd.	10,320	0.0
2,400		Sato Holding Corp.	63,187	0.0
2,300		Sato Shoji Corp.	15,578	0.0
24,100		Secom Co., Ltd.	1,471,195	0.4
2,000		Seibu Electric Industry Co., Ltd.	9,485	0.0
17,900	L	Seibu Holdings, Inc.	371,588	0.1
13,000		Seikitokyu Kogyo Co., Ltd.	14,392	0.0
15,000		Seino Holdings Co., Ltd.	170,365	0.1
3,600		Sekisui Jushi Corp.	51,453	0.0
10,000		Senko Co., Ltd.	52,358	0.0
6,000		Shibusawa Warehouse Co., Ltd.	21,460	0.0
1,800		Shibuya Kogyo Co., Ltd.	56,234	0.0
2,600		Shima Seiki Manufacturing Ltd.	49,904	0.0
76,000		Shimizu Corp.	538,581	0.1
1,900		Shin Nippon Air Technologies Co. Ltd.	14,327	0.0
5,000		Shin-Keisei Electric Railway Co., Ltd.	18,762	0.0
10,000		Shinmaywa Industries Ltd.	88,310	0.0
5,100		Shinnihon Corp.	16,011	0.0
9,000		Shinsho Corp.	21,629	0.0
900		Shinwa Co., Ltd./Nagoya	11,592	0.0
2,400	L	SHO-BOND Holdings Co., Ltd.	109,656	0.0
6,000		Sinfonia Technology Co. Ltd.	9,527	0.0
4,900		Sintokogio Ltd.	35,021	0.0
5,000		Skymark Airlines, Inc.	14,080	0.0
6,700		SMC Corp.	1,795,343	0.5
2,000		Soda Nikka Co., Ltd.	8,845	0.0
9,100		Sohgo Security Services Co., Ltd.	218,381	0.1
145,500		Sojitz Corp.	257,307	0.1
39,000		Sotetsu Holdings, Inc.	150,184	0.1
4,600		Star Micronics Co., Ltd.	65,621	0.0
3,000		Subaru Enterprise Co., Ltd.	11,634	0.0
2,200		Sugimoto & Co., Ltd.	21,816	0.0
8,600		Sumiseki Holdings, Inc.	10,527	0.0
129,100		Sumitomo Corp.	1,741,966	0.4
1,200		Sumitomo Densetsu Co., Ltd.	13,752	0.0
87,100		Sumitomo Electric Industries Ltd.	1,226,148	0.3
65,700		Sumitomo Heavy Industries	312,729	0.1
63,100	@	Sumitomo Mitsui Construction Co., Ltd.	72,323	0.0
6,000		Sumitomo Precision Products	26,315	0.0
16,000		Sumitomo Warehouse Co., Ltd.	91,347	0.0
20,000		SWCC Showa Holdings Co., Ltd.	20,556	0.0
10,000		Tadano Ltd.	166,433	0.1
3,000		Taihei Dengyo Kaisha Ltd.	22,178	0.0
3,000		Nippon Steel & Sumikin Texeng Co., Ltd.	15,913	0.0
14,000		Taiheiyo Kouhatsu, Inc.	13,980	0.0
3,300		Taikisha Ltd.	77,219	0.0
127,500		Taisei Corp.	706,625	0.2
1,800		Takaoka Toko Co. Ltd	26,312	0.0
2,300		Takara Printing Co., Ltd.	18,207	0.0
9,000		Takara Standard Co., Ltd.	79,346	0.0
7,400		Takasago Thermal Engineering Co., Ltd.	87,656	0.0
8,000		Takashima & Co., Ltd.	19,289	0.0
1,800		Takeei Corp.	20,737	0.0
9,000		Takuma Co., Ltd.	58,577	0.0
5,200		Tanseisha Co., Ltd.	27,928	0.0
4,100	L	Tatsuta Electric Wire and Cable Co., Ltd.	23,606	0.0
800		Teikoku Electric Manufacturing Co., Ltd.	22,020	0.0
2,900		Teikoku Sen-I Co., Ltd.	61,370	0.0
14,000		Tekken Corp.	44,894	0.0
5,200		Temp Holdings Co., Ltd.	170,890	0.1
14,100		THK Co., Ltd.	332,415	0.1
24,000		Toa Corp.	41,958	0.0
4,000		TOA Road Corp.	16,381	0.0
20,600	@	Tobishima Corp.	30,316	0.0
126,000		Tobu Railway Co., Ltd.	659,863	0.2
2,400		Tocalo Co., Ltd.	40,277	0.0
29,000		Toda Corp.	112,771	0.0
5,000		Toenec Corp.	28,670	0.0
11,600		TOKAI Holdings Corp.	47,881	0.0
2,000		Tokyo Energy & Systems, Inc.	10,883	0.0
8,000		TOKYO KEIKI INC.	20,400	0.0
2,500		Tokyo Sangyo Co. Ltd.	10,196	0.0
8,190		Tokyu Construction Co., Ltd.	38,775	0.0
130,000		Tokyu Corp.	922,074	0.2
9,000		Toli Corp.	20,092	0.0
1,900		Tomoe Corp.	8,093	0.0
9,000		Tonami Holdings Co., Ltd.	21,325	0.0
5,400		Toppan Forms Co., Ltd.	54,276	0.0
65,000		Toppan Printing Co., Ltd.	502,598	0.1
3,900	L	Torishima Pump Manufacturing Co., Ltd.	34,000	0.0
437,000		Toshiba Corp.	2,042,727	0.5
12,000		Toshiba Machine Co., Ltd.	55,843	0.0
4,600		Toshiba Plant Systems & Services Corp.	68,376	0.0
5,000		Tosho Printing Co., Ltd.	24,032	0.0
2,800		Totetsu Kogyo Co., Ltd.	62,436	0.0
35,000		Toto Ltd.	472,011	0.1
500	@	Totoku Electric Co., Ltd.	776	0.0
9,600		Toyo Construction Co., Ltd.	36,030	0.0
16,000		Toyo Engineering Corp.	69,819	0.0
5,000		Toyo Logistics Co., Ltd.	13,210	0.0
1,200		Toyo Tanso Co., Ltd.	25,969	0.0
5,000		Toyo Wharf & Warehouse Co., Ltd.	11,260	0.0
24,700		Toyota Tsusho Corp.	710,779	0.2

See Accompanying Notes to Financial Statements

49

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

500		Trancom Co. Ltd.	19,657	0.0
2,700		Trusco Nakayama Corp.	67,854	0.0
12,000		Tsubakimoto Chain Co.	99,027	0.0
3,000		Tsubakimoto Kogyo Co., Ltd.	8,858	0.0
11,000	@	Tsudakoma Corp.	16,508	0.0
8,000		Tsugami Corp.	44,326	0.0
3,000		Tsukishima Kikai Co., Ltd.	33,902	0.0
3,000		Tsurumi Manufacturing Co., Ltd.	38,017	0.0
4,000		Uchida Yoko Co., Ltd.	14,968	0.0
4,100		Ueki Corp.	8,541	0.0
1,000		Union Tool Co.	25,609	0.0
13,800		Ushio, Inc.	177,835	0.1
12,000		Wakachiku Construction Co., Ltd.	15,890	0.0
3,000		Wakita & Co. Ltd.	38,548	0.0
600		Weathernews, Inc.	17,629	0.0
20,000		West Japan Railway Co.	881,010	0.2
4,000		Yahagi Construction Co., Ltd.	32,956	0.0
1,300		YAMABIKO Corp.	50,851	0.0
40,800		Yamato Holdings Co., Ltd.	845,746	0.2
6,900		Yamazen Corp.	52,296	0.0
2,100		Yasuda Logistics Corp.	22,131	0.0
4,000		Yokogawa Bridge Corp.	58,029	0.0
4,000		Yondenko Corp.	17,023	0.0
24,000		Yuasa Trading Co., Ltd.	52,144	0.0
4,000		Yuken Kogyo Co., Ltd.	9,106	0.0
1,500		Yusen Logistics Co. Ltd.	17,101	0.0
900		Yushin Precision Equipment Co., Ltd.	21,554	0.0
			86,512,848	21.3

		Information Technology: 10.3%
2,300		A&D Co., Ltd.	12,529	0.0
15,300		Advantest Corp.	189,314	0.1
3,700		Ai Holdings Corp.	67,300	0.0
4,000		Aichi Tokei Denki Co., Ltd.	11,962	0.0
2,100		Aiphone Co., Ltd.	41,878	0.0
1,280		Alpha Systems, Inc.	19,678	0.0
16,600		Alps Electric Co., Ltd.	213,313	0.1
7,200		Amano Corp.	82,056	0.0
14,200		Anritsu Corp.	159,558	0.1
500		Argo Graphics, Inc.	8,729	0.0
3,100		Arisawa Manufacturing Co., Ltd.	22,468	0.0
3,000		Asahi Net, Inc.	15,399	0.0
200		Ateam, Inc.	12,650	0.0
1,925		Axell Corp.	28,829	0.0
1,800		Broadleaf Co. Ltd.	34,554	0.0
28,200		Brother Industries Ltd.	488,919	0.1
2,500		CAC Holdings Corp.	28,702	0.0
1,600		Canon Electronics, Inc.	30,153	0.0
130,066		Canon, Inc.	4,250,817	1.1
5,900		Capcom Co., Ltd.	100,035	0.0
3,000		Computer Institute of Japan Ltd.	13,450	0.0
29,600		Citizen Holdings Co., Ltd.	232,443	0.1
6,200		CMK Corp.	16,666	0.0
1,800		COLOPL, Inc.	49,395	0.0
2,700	L	Cybernet Systems Co., Ltd.	9,946	0.0
3,600		Cybozu, Inc.	13,857	0.0
1,200		Dai-ichi Seiko Co. Ltd	20,583	0.0
23,000		Dainippon Screen Manufacturing Co., Ltd.	107,610	0.0
21,000		Daiwabo Holdings Co., Ltd.	40,899	0.0
5,000		Denki Kogyo Co., Ltd.	33,426	0.0
2,600		Disco Corp.	174,721	0.1
2,100		DTS Corp.	39,020	0.0
2,400	L	Dwango Co., Ltd.	63,293	0.0
2,600		Eizo Nanao Corp.	69,098	0.0
900		Enplas Corp.	65,683	0.0
1,000		ESPEC Corp.	8,737	0.0
1,000		Excel Co., Ltd.	18,625	0.0
3,900		F N Communications, Inc.	64,097	0.0
870		Faith, Inc.	9,204	0.0
2,300		Fuji Soft, Inc.	51,144	0.0
53,500		Fuji Photo Film Co., Ltd.	1,493,217	0.4
216,000		Fujitsu Ltd.	1,618,455	0.4
1,400		Furuno Electric Co., Ltd.	9,410	0.0
5,000		Future Architect, Inc.	29,276	0.0
8,200		GMO internet, Inc.	92,773	0.0
1,200		GMO Payment Gateway, Inc.	45,378	0.0
2,000		Gurunavi, Inc.	33,980	0.0
13,900	L	Gree, Inc.	121,889	0.0
8,800		Hamamatsu Photonics KK	431,893	0.1
400		Hearts United Group Co. Ltd	9,074	0.0
1,200		Hioki EE Corp.	18,855	0.0
4,000		Hirose Electric Co., Ltd.	594,647	0.2
7,400		Hitachi High-Technologies Corp.	176,200	0.1
5,000		Hitachi Kokusai Electric, Inc.	69,282	0.0
540,146		Hitachi Ltd.	3,958,767	1.0
3,900		Hitachi Maxell Ltd.	70,027	0.0
3,000		Hochiki Corp.	22,198	0.0
8,000		Hokuriku Electric Industry Co., Ltd.	13,124	0.0
4,200		Horiba Ltd.	150,732	0.0
6,400		Hosiden Corp.	39,941	0.0
54,200		Hoya Corp.	1,802,032	0.5
13,900		Ibiden Co., Ltd.	280,426	0.1
1,800		Icom, Inc.	44,350	0.0
2,600		Ines Corp.	19,704	0.0
1,300		I-Net Corp.	10,825	0.0
2,600		Innotech Corp.	12,477	0.0
3,800	L	Internet Initiative Japan, Inc.	93,390	0.0
900		Information Services International-Dentsu Ltd.	11,243	0.0
8,200		IT Holdings Corp.	140,940	0.0
3,900		Itfor, Inc.	16,986	0.0
2,800		Itochu Techno-Solutions Corp.	121,714	0.0

See Accompanying Notes to Financial Statements

50

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

9,000		Iwatsu Electric Co., Ltd.	8,171	0.0
6,000		Japan Aviation Electronics Industry Ltd.	129,410	0.0
2,300	L	Japan Cash Machine Co., Ltd.	41,013	0.0
2,200		Japan Digital Laboratory Co.	38,894	0.0
37,900		Japan Display, Inc.	232,942	0.1
5,000		Japan Radio Co., Ltd.	21,650	0.0
1,700		Jastec Co., Ltd.	12,923	0.0
1,600		JBCC Holdings, Inc.	12,835	0.0
2,900		Kaga Electronics Co., Ltd.	35,082	0.0
14,600		Kakaku.com, Inc.	256,025	0.1
2,400		Kanematsu Electronics Ltd.	33,904	0.0
5,100		Keyence Corp.	2,230,167	0.6
1,800		KLab, Inc.	20,462	0.0
1,500		Koa Corp.	15,167	0.0
9,723		Konami Corp.	215,111	0.1
60,000		Konica Minolta Holdings, Inc.	593,046	0.2
39,000		Kyocera Corp.	1,851,868	0.5
1,200		Lasertec Corp.	12,119	0.0
1,000		Livesense, Inc.	10,647	0.0
800		Macnica, Inc.	26,728	0.0
2,000		Marubun Corp.	12,364	0.0
800		Maruwa Co., Ltd./Aichi	32,843	0.0
2,300		Marvelous, Inc.	25,611	0.0
2,300		Megachips Corp.	31,890	0.0
1,300		Melco Holdings, Inc.	26,386	0.0
3,200		Mimasu Semiconductor Industry Co., Ltd.	29,653	0.0
1,100		Mitsui High-Tec, Inc.	7,733	0.0
7,900		Mitsumi Electric Co., Ltd.	57,214	0.0
23,520		Murata Manufacturing Co., Ltd.	2,205,722	0.6
3,200		Mutoh Holdings Co., Ltd.	16,795	0.0
1,600		Nagano Keiki Co., Ltd.	11,515	0.0
309,000		NEC Corp.	986,176	0.3
3,000		NEC Networks & System Integration Corp.	73,204	0.0
9,200		Net One systems Co., Ltd.	63,873	0.0
3,000	@	New Japan Radio Co., Ltd.	12,594	0.0
18,900		Nexon Co. Ltd.	180,636	0.1
7,500		Nichicon Corp.	61,205	0.0
3,900		Nidec Copal Electronics Corp.	33,119	0.0
2,000		Nihon Dempa Kogyo Co., Ltd.	21,255	0.0
6,500		Nihon Unisys Ltd.	55,943	0.0
13,700		Nintendo Co., Ltd.	1,645,195	0.4
1,900		Nippon Ceramic Co., Ltd.	32,061	0.0
15,000		Nippon Chemi-Con Corp.	43,585	0.0
49,000		Nippon Electric Glass Co., Ltd.	285,566	0.1
5,700		Nippon Signal Co., Ltd.	52,675	0.0
4,000		Nohmi Bosai Ltd.	61,753	0.0
12,300		Nomura Research Institute Ltd.	387,519	0.1
1,700		NS Solutions Corp.	46,426	0.0
4,500		NSD CO., Ltd.	59,233	0.0
15,500		NTT Data Corp.	596,076	0.2
1,600		OBIC Business Consultants Ltd.	52,849	0.0
7,900		Obic Co., Ltd.	260,542	0.1
1,100		Oizumi Corp.	10,584	0.0
94,000		Oki Electric Industry Ltd.	209,019	0.1
25,200		Omron Corp.	1,062,674	0.3
700		Optex Co., Ltd.	13,835	0.0
3,400		Oracle Corp. Japan	148,725	0.0
3,000		Origin Electric Co. Ltd.	10,406	0.0
4,000		Osaki Electric Co., Ltd.	22,485	0.0
6,000		Otsuka Corp.	290,967	0.1
300		Panasonic Information Systems	8,620	0.0
1,000		Poletowin Pitcrew Holdings, Inc.	12,689	0.0
9,300	@,L	Renesas Electronics Corp.	72,289	0.0
65,800		Ricoh Co., Ltd.	784,247	0.2
2,000		Riso Kagaku Corp.	56,725	0.0
11,900		Rohm Co., Ltd.	682,524	0.2
600		Roland DG Corp.	21,512	0.0
3,100		Ryosan Co., Ltd.	64,654	0.0
2,000		Ryoyo Electro Corp.	23,617	0.0
13,000	L	Sanken Electric Co., Ltd.	107,486	0.0
1,800		Sanshin Electronics Co., Ltd.	14,590	0.0
2,800		Satori Electric Co., Ltd.	19,629	0.0
7,000		Saxa Holdings, Inc.	11,125	0.0
15,300		Seiko Epson Corp.	650,926	0.2
5,000		Shibaura Mechatronics Corp.	14,933	0.0
29,000		Shimadzu Corp.	266,083	0.1
6,000		Shindengen Electric Manufacturing Co., Ltd.	33,630	0.0
1,500		Shinkawa Ltd.	7,257	0.0
8,000		Shinko Electric Industries	72,869	0.0
1,300		Shinko Shoji Co., Ltd.	11,760	0.0
2,300		Siix Corp.	41,051	0.0
7,000		SMK Corp.	30,860	0.0
1,200		SMS Co. Ltd.	35,523	0.0
600		Softbank Technology Corp.	9,731	0.0
6,000	@	Softbrain Co., Ltd.	8,478	0.0
1,700		Sourcenext Corp.	12,572	0.0
8,700		Square Enix Holdings Co., Ltd.	153,890	0.0
1,800		SRA Holdings	27,742	0.0
14,500		Sumco Corp.	132,905	0.0
5,644		SCSK Corp.	159,060	0.0
1,500		Suzuden Corp.	9,547	0.0
2,600		SystemPro Co., Ltd.	19,259	0.0
2,200		Tachibana Eletech Co., Ltd.	27,412	0.0
11,500		Taiyo Yuden Co., Ltd.	127,430	0.0
800		Takachiho Koheki Co. Ltd	8,299	0.0
9,000		Tamura Corp.	33,545	0.0
13,600		TDK Corp.	638,530	0.2
20,000	@	Teac Corp.	13,057	0.0

See Accompanying Notes to Financial Statements

51

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

4,300		Koei Tecmo Holdings Co. Ltd	57,386	0.0
1,900		TKC Corp.	43,009	0.0
9,000		Toko, Inc.	27,321	0.0
19,800		Tokyo Electron Ltd.	1,349,456	0.3
4,000		Tokyo Seimitsu Co., Ltd.	71,992	0.0
2,200		Tomen Electronics Corp.	35,789	0.0
5,800		Topcon Corp.	134,115	0.0
16,000		Toshiba Tec Corp.	112,485	0.0
700		Toukei Computer Co., Ltd.	9,885	0.0
3,600		Towa Corp.	22,209	0.0
3,600		Toyo Corp./Chuo-ku	42,832	0.0
3,300		Trans Cosmos, Inc.	70,867	0.0
9,800		Trend Micro, Inc.	322,928	0.1
1,200		UKC Holdings Corp.	18,587	0.0
4,400	@	Ulvac, Inc.	93,794	0.0
8,000		Uniden Corp.	21,097	0.0
600	L	V Technology Co. Ltd	22,970	0.0
800		Voltage, Inc.	10,950	0.0
17,600	L	Wacom Co., Ltd.	100,450	0.0
157,900		Yahoo! Japan Corp.	729,176	0.2
2,900		Yamaichi Electronics Co., Ltd.	18,579	0.0
7,100		Yamatake Corp.	181,828	0.1
24,000		Yaskawa Electric Corp.	290,939	0.1
24,600		Yokogawa Electric Corp.	311,579	0.1
2,200		Yokowo Co., Ltd.	11,884	0.0
			42,048,178	10.3

		Materials: 6.7%
10,000		Achilles Corp.	14,713	0.0
11,000		ADEKA Corp.	147,585	0.0
13,000		Aichi Steel Corp.	51,884	0.0
20,000		Air Water, Inc.	320,140	0.1
500		Alconix Corp.	13,470	0.0
8,000		Araya Industrial Co., Ltd.	12,343	0.0
3,800		Asahi Holdings, Inc.	65,461	0.0
146,000		Asahi Kasei Corp.	1,117,706	0.3
6,000		Asahi Organic Chemicals Industry Co., Ltd.	12,967	0.0
1,800		Carlit Holdings Co. Ltd.	10,666	0.0
6,000		Chuetsu Pulp & Paper Co., Ltd.	11,390	0.0
7,000		Chugoku Marine Paints Ltd.	50,574	0.0
18,000		Dai Nippon Toryo Co., Ltd.	28,610	0.0
31,000		Daicel Corp.	296,400	0.1
39,000		Daido Steel Co., Ltd.	199,554	0.1
4,000		DKS Co. Ltd	16,000	0.0
8,000		Daiken Corp.	22,755	0.0
4,000		Daiki Aluminium Industry Co., Ltd.	11,885	0.0
8,000		Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	37,912	0.0
7,000		Daio Paper Corp.	63,467	0.0
9,000		Daiso Co., Ltd.	32,977	0.0
3,000		DC Co., Ltd.	15,428	0.0
50,000		Denki Kagaku Kogyo K K	192,109	0.1
80,000		Dainippon Ink & Chemicals	213,300	0.1
25,000		Dowa Holdings Co., Ltd.	235,785	0.1
1,900		Earth Chemical Co., Ltd.	73,126	0.0
400		Ebara-Udylite Co., Ltd.	26,881	0.0
2,200		FP Corp.	76,711	0.0
2,600		Fuji Seal International, Inc.	80,815	0.0
2,000		Fujikura Kasei Co., Ltd.	10,425	0.0
1,400		Fujimi, Inc.	19,652	0.0
1,800		Fujimori Kogyo Co., Ltd.	58,481	0.0
30,338		Furukawa-Sky Aluminum Corp.	114,132	0.0
15,000		Godo Steel Ltd.	24,052	0.0
5,000		Gun-Ei Chemical Industry Co., Ltd.	20,745	0.0
1,000		Hakudo Co., Ltd.	9,341	0.0
3,000		Harima Chemicals, Inc.	13,710	0.0
9,900		Hitachi Chemical Co., Ltd.	163,907	0.1
20,720		Hitachi Metals Ltd.	315,910	0.1
5,000		Hokkan Holdings Ltd.	14,370	0.0
18,000		Hokuetsu Kishu Paper Co. Ltd.	80,482	0.0
2,000		Ihara Chemical Industry Co., Ltd.	16,545	0.0
45,000	@	Ishihara Sangyo Kaisha Ltd.	40,019	0.0
2,000		Ishizuka Glass Co. Ltd	3,951	0.0
1,300		Japan Pile Corp.	11,506	0.0
500		Japan Pure Chemical Co. Ltd.	10,571	0.0
59,547		JFE Holdings, Inc.	1,231,682	0.3
1,600		JSP Corp.	28,744	0.0
22,100		JSR Corp.	379,413	0.1
29,000		Kaneka Corp.	181,573	0.1
29,000		Kansai Paint Co., Ltd.	484,714	0.1
7,000		Kanto Denka Kogyo Co., Ltd.	17,727	0.0
5,800		Kimoto Co., Ltd.	22,821	0.0
2,000		Koatsu Gas Kogyo Co., Ltd.	12,043	0.0
367,000		Kobe Steel Ltd.	551,953	0.1
1,100		Kohsoku Corp.	10,136	0.0
2,300		Konishi Co., Ltd.	48,899	0.0
7,000		Krosaki Harima Corp.	16,650	0.0
5,000		Kumiai Chemical Industry Co., Ltd.	32,140	0.0
36,200		Kuraray Co., Ltd.	459,132	0.1
17,000		Kureha Corp.	92,945	0.0
12,000		Kurimoto Ltd.	28,301	0.0
2,500		Kyoei Steel Ltd.	45,277	0.0
2,600		Kyowa Leather Cloth Co. Ltd.	12,594	0.0
5,600		Lintec Corp.	112,652	0.0
8,200		Maruichi Steel Tube Ltd.	220,234	0.1
1,800		MEC Co., Ltd./Japan	19,331	0.0
1,000		Mitani Sekisan Co. Ltd	15,730	0.0
51,000		Mitsubishi Paper Mills Ltd.	44,749	0.0
11,000		Mitsubishi Steel Manufacturing Co., Ltd.	25,672	0.0

See Accompanying Notes to Financial Statements

52

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

146,700		Mitsubishi Chemical Holdings Corp.	650,621	0.2
38,000		Mitsubishi Gas Chemical Co., Inc.	243,339	0.1
143,520		Mitsubishi Materials Corp.	503,501	0.1
110,000		Mitsui Chemicals, Inc.	300,972	0.1
63,000		Mitsui Mining & Smelting Co., Ltd.	180,051	0.1
800		MORESCO Corp.	13,345	0.0
4,000		Nakabayashi Co. Ltd.	8,253	0.0
17,000	@	Nakayama Steel Works Ltd.	13,945	0.0
4,700		Neturen Co., Ltd.	35,893	0.0
6,000		Nihon Nohyaku Co., Ltd.	72,885	0.0
6,000		Nihon Parkerizing Co., Ltd.	137,571	0.0
18,000		Nihon Yamamura Glass Co., Ltd.	29,699	0.0
6,000	L	Nippon Carbide Industries Co., Inc.	17,196	0.0
5,000	L	Nippon Concrete Industries Co., Ltd.	24,933	0.0
11,000		Nippon Denko Co., Ltd.	34,727	0.0
2,300		Nippon Fine Chemical Co., Ltd.	15,669	0.0
16,000		Nippon Kayaku Co., Ltd.	208,315	0.1
7,000	@	Nippon Kinzoku Co., Ltd.	9,836	0.0
16,000		Nippon Koshuha Steel Co., Ltd.	15,560	0.0
56,000		Nippon Light Metal Holdings Co. Ltd.	85,297	0.0
20,000		Nippon Paint Co., Ltd.	423,467	0.1
11,729	L	Nippon Paper Industries Co. Ltd.	220,588	0.1
3,000		Nippon Pillar Packing Co., Ltd.	24,583	0.0
20,000		Nippon Shokubai Co., Ltd.	268,829	0.1
16,000		Nippon Soda Co., Ltd.	85,315	0.0
983,355		Nippon Steel Corp.	3,150,189	0.8
5,000		Nippon Synthetic Chemical Industry Co., Ltd.	39,879	0.0
14,000		Nippon Valqua Industries Ltd.	39,934	0.0
19,000	@	Nippon Yakin Kogyo Co., Ltd.	61,180	0.0
15,000		Nissan Chemical Industries Ltd.	233,277	0.1
10,076		Nisshin Steel Holdings Co. Ltd.	133,182	0.0
800		Nitta Gelatin, Inc.	7,653	0.0
6,000		Nittetsu Mining Co., Ltd.	25,697	0.0
19,200		Nitto Denko Corp.	899,355	0.2
18,000		NOF Corp.	128,700	0.0
103,000		OJI Paper Co., Ltd.	423,846	0.1
4,900		Okabe Co., Ltd.	60,149	0.0
9,000		Okamoto Industries, Inc.	31,276	0.0
4,000		Okura Industrial Co., Ltd.	13,420	0.0
1,400		Osaka Steel Co., Ltd.	24,592	0.0
2,600	L	OSAKA Titanium Technologies Co.	54,056	0.0
17,000		Pacific Metals Co., Ltd.	82,866	0.0
2,200		Pack Corp.	43,511	0.0
21,000		Rengo Co., Ltd.	100,380	0.0
3,000		Riken Technos Corp.	16,356	0.0
5,000		Sakai Chemical Industry Co. Ltd.	15,745	0.0
4,000		Sakata INX Corp.	37,278	0.0
7,000		Sanyo Chemical Industries Ltd.	49,514	0.0
15,000		Sanyo Special Steel Co., Ltd.	69,754	0.0
1,100		Seiko PMC Corp.	13,981	0.0
9,000		Sekisui Plastics Co., Ltd.	25,312	0.0
2,000		Shikoku Chemicals Corp.	15,440	0.0
4,000		Shinagawa Refractories Co., Ltd.	9,088	0.0
41,700		Shin-Etsu Chemical Co., Ltd.	2,535,704	0.6
6,500		Shin-Etsu Polymer Co., Ltd.	31,966	0.0
161,000		Showa Denko KK	229,076	0.1
1,600		Stella Chemifa Corp.	21,553	0.0
18,000		Sumitomo Bakelite Co., Ltd.	71,461	0.0
172,000		Sumitomo Chemical Co., Ltd.	650,193	0.2
60,000		Sumitomo Metal Mining Co., Ltd.	979,318	0.3
44,000		Sumitomo Osaka Cement Co., Ltd.	167,356	0.1
7,000		Sumitomo Seika Chemicals Co., Ltd.	49,201	0.0
3,500		T Hasegawa Co., Ltd.	56,108	0.0
134,000		Taiheiyo Cement Corp.	540,293	0.1
800		Taisei Lamick Co., Ltd.	21,424	0.0
1,900		Taiyo Ink Manufacturing Co., Ltd.	58,911	0.0
30,000		Taiyo Nippon Sanso Corp.	265,767	0.1
11,000		Takasago International Corp.	52,461	0.0
5,000		Takiron Co., Ltd.	28,462	0.0
4,000		Tayca Corp.	12,831	0.0
102,000		Teijin Ltd.	255,996	0.1
2,200		Tenma Corp.	34,328	0.0
29,000		Toagosei Co., Ltd.	130,573	0.0
4,000		Toda Kogyo Corp.	12,594	0.0
3,000		Toho Titanium Co., Ltd.	19,866	0.0
12,000		Toho Zinc Co., Ltd.	44,916	0.0
25,000		Tokai Carbon Co., Ltd.	71,391	0.0
11,000		Tokushu Tokai Holdings Co., Ltd.	24,775	0.0
39,000		Tokuyama Corp.	124,021	0.0
4,900		Tokyo Ohka Kogyo Co., Ltd.	116,907	0.0
11,000		Tokyo Rope Manufacturing Co., Ltd.	17,951	0.0
12,100		Tokyo Steel Manufacturing Co., Ltd.	63,348	0.0
6,000		Tokyo Tekko Co., Ltd.	30,166	0.0
6,000		Tomoegawa Co., Ltd.	11,373	0.0
6,000		Tomoku Co., Ltd.	17,121	0.0
12,000		Topy Industries Ltd.	25,133	0.0

See Accompanying Notes to Financial Statements

53

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

168,000	Toray Industries, Inc.	1,105,446	0.3
63,000	Tosoh Corp.	305,560	0.1
24,000	Toyo Ink Manufacturing Co., Ltd.	118,493	0.0
7,000	Toyo Kohan Co., Ltd.	41,182	0.0
16,100	Toyo Seikan Kaisha Ltd.	247,507	0.1
100,000	Toyobo Co., Ltd.	172,867	0.1
4,000	TYK Corp.	7,978	0.0
121,000	Ube Industries Ltd./Japan	210,473	0.1
5,000	Wood One Co., Ltd.	14,711	0.0
5,400	Yamato Kogyo Co., Ltd.	158,521	0.1
18,000	Yodogawa Steel Works Ltd.	79,917	0.0
1,100	Yushiro Chemical Industry Co., Ltd.	13,989	0.0
18,000	Zeon Corp.	192,543	0.1
		27,347,256	6.7

		Telecommunication Services: 5.1%
68,600	KDDI Corp.	4,185,532	1.0
86,900	Nippon Telegraph & Telephone Corp.	5,416,292	1.3
180,800	NTT DoCoMo, Inc.	3,086,402	0.8
108,250	Softbank Corp.	8,067,112	2.0
		20,755,338	5.1

	Utilities: 2.0%
72,500	Chubu Electric Power Co., Inc.	900,412	0.2
30,600	Chugoku Electric Power Co., Inc.	416,970	0.1
13,700	Electric Power Development Co., Ltd.	444,574	0.1
19,600	Hokkaido Electric Power Co., Inc.	151,298	0.0
6,000	Hokkaido Gas Co., Ltd.	16,875	0.0
21,600	Hokuriku Electric Power Co.	286,354	0.1
2,000	K&O Energy Group, Inc.	29,666	0.0
90,700	Kansai Electric Power Co., Inc.	854,950	0.2
48,800	Kyushu Electric Power Co., Inc.	549,388	0.1
1,300	Okinawa Electric Power Co., Inc.	46,359	0.0
229,000	Osaka Gas Co., Ltd.	962,217	0.2
30,000	Saibu Gas Co., Ltd.	78,592	0.0
19,500	Shikoku Electric Power Co., Inc.	271,906	0.1
6,000	Shizuoka Gas Co., Ltd.	41,126	0.0
55,000	Toho Gas Co., Ltd.	302,078	0.1
55,400	Tohoku Electric Power Co., Inc.	648,356	0.2
188,300	@ Tokyo Electric Power Co., Inc.	782,687	0.2
260,000	Tokyo Gas Co., Ltd.	1,518,741	0.4
		8,302,549	2.0
	Total Common Stock
	(Cost $340,017,707)	397,051,709	97.6
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.6%
	Securities Lending Collateralcc(1): 1.6%
820,840	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $820,843, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $837,257, due 07/15/14-04/20/64)	820,840	0.2
1,504,226	Daiwa Capital Markets, Repurchase Agreement dated 06/30/14, 0.14%, due 07/01/14 (Repurchase Amount $1,504,232, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,534,311, due 01/01/17-03/01/48)	1,504,226	0.4
1,504,226	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $1,504,229, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $1,534,315, due 07/10/14-08/15/42)	1,504,226	0.4
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Securities, 0.750%-6.125%, Market Value plus accrued interest $1,020,000, due 12/31/17-04/15/28)	1,000,000	0.2

See Accompanying Notes to Financial Statements

54

Voya Japan TOPIX Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

1,504,226	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,504,231, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,534,310, due 07/01/14-07/15/56)	1,504,226	0.4
		6,333,518	1.6

	Total Short-Term Investments
	(Cost $6,333,518)	6,333,518	1.6

	Total Investments in Securities (Cost $346,351,225)	$403,385,227	99.2
	Assets in Excess of Other Liabilities	3,080,707	0.8
	Net Assets	$406,465,934	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $351,243,543.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$79,999,460
Gross Unrealized Depreciation	(27,857,776)

Net Unrealized Appreciation	$52,141,684

See Accompanying Notes to Financial Statements

55

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Consumer Discretionary: 16.1%
25,943	@	Amazon.com, Inc.	8,425,767	1.8
35,550		CBS Corp. - Class B	2,209,077	0.5
163,658		Comcast Corp. – Class A	8,785,161	1.8
32,297	@	DirecTV Group	2,745,568	0.6
94,437		Home Depot, Inc.	7,645,619	1.6
12,241		Johnson Controls, Inc.	611,193	0.1
25,963		Las Vegas Sands Corp.	1,978,900	0.4
70,343		Lowe's Cos., Inc.	3,375,761	0.7
68,251		McDonald's Corp.	6,875,606	1.4
48,232		Nike, Inc.	3,740,392	0.8
3,562	@	Priceline.com, Inc.	4,285,086	0.9
51,982		Starbucks Corp.	4,022,367	0.8
4,416		Target Corp.	255,907	0.1
19,239		Time Warner Cable, Inc.	2,833,905	0.6
48,362		TJX Cos., Inc.	2,570,440	0.5
96,912		Twenty-First Century Fox, Inc. Class A	3,406,457	0.7
29,679		Viacom - Class B	2,574,060	0.5
100,212		Walt Disney Co.	8,592,177	1.8
30,476		Yum! Brands, Inc.	2,474,651	0.5
			77,408,094	16.1

		Consumer Staples: 11.7%
129,754		Altria Group, Inc.	5,441,883	1.1
4,427		Archer-Daniels-Midland Co.	195,275	0.0
274,170		Coca-Cola Co.	11,613,841	2.4
56,505		Colgate-Palmolive Co.	3,852,511	0.8
28,612		Costco Wholesale Corp.	3,294,958	0.7
11,468		CVS Caremark Corp.	864,343	0.2
15,835		Estee Lauder Cos., Inc.	1,175,907	0.3
42,427		General Mills, Inc.	2,229,114	0.5
16,174		Kellogg Co.	1,062,632	0.2
21,568		Kimberly-Clark Corp.	2,398,793	0.5
41,102		Kraft Foods Group, Inc.	2,464,065	0.5
104,686		PepsiCo, Inc.	9,352,647	1.9
63,751		Philip Morris International, Inc.	5,374,847	1.1
10,653		Procter & Gamble Co.	837,219	0.2
16,094		Reynolds American, Inc.	971,273	0.2
15,135		Sysco Corp.	566,806	0.1
49,555		Walgreen Co.	3,673,512	0.8
11,224		Wal-Mart Stores, Inc.	842,586	0.2
			56,212,212	11.7

		Energy: 5.8%
2,548		Anadarko Petroleum Corp.	278,930	0.0
2,498		Baker Hughes, Inc.	185,976	0.0
37,738		EOG Resources, Inc.	4,410,063	0.9
58,315		Halliburton Co.	4,140,948	0.9
12,516		Kinder Morgan, Inc.	453,830	0.1
12,935		Marathon Petroleum Corp.	1,009,835	0.2
2,517		National Oilwell Varco, Inc.	207,275	0.0
16,018		Phillips 66	1,288,328	0.3
9,878		Pioneer Natural Resources Co.	2,270,063	0.5
89,804		Schlumberger Ltd.	10,592,382	2.2
8,805		Valero Energy Corp.	441,130	0.1
47,332		Williams Cos., Inc.	2,755,196	0.6
			28,033,956	5.8

		Financials: 3.5%
62,637		American Express Co.	5,942,372	1.2
27,326		American Tower Corp.	2,458,794	0.5
3,364		Blackrock, Inc.	1,075,134	0.2
12,810		Charles Schwab Corp.	344,973	0.1
22,380		Franklin Resources, Inc.	1,294,459	0.3
25,575		Marsh & McLennan Cos., Inc.	1,325,297	0.3
9,154		Public Storage, Inc.	1,568,538	0.3
16,003		Simon Property Group, Inc.	2,660,979	0.6
			16,670,546	3.5

		Health Care: 12.7%
109,797		AbbVie, Inc.	6,196,943	1.3
12,046	@	Actavis PLC	2,686,860	0.6
7,357		Aetna, Inc.	596,506	0.1
13,658	@	Alexion Pharmaceuticals, Inc.	2,134,063	0.5
20,546		Allergan, Inc.	3,476,794	0.7
49,556		Amgen, Inc.	5,865,944	1.2
37,466		Baxter International, Inc.	2,708,792	0.6
13,342		Becton Dickinson & Co.	1,578,359	0.3
16,379	@	Biogen Idec, Inc.	5,164,462	1.1
40,852		Bristol-Myers Squibb Co.	1,981,731	0.4
55,299		Celgene Corp.	4,749,078	1.0
46,259	@	Express Scripts Holding Co.	3,207,136	0.7
106,041	@	Gilead Sciences, Inc.	8,791,859	1.8
30,672		Johnson & Johnson	3,208,905	0.7
15,921		McKesson Corp.	2,964,649	0.6
28,252		Merck & Co., Inc.	1,634,378	0.3
5,447		Regeneron Pharmaceuticals, Inc.	1,538,614	0.3
13,835		Stryker Corp.	1,166,567	0.2
11,102		Thermo Fisher Scientific, Inc.	1,310,036	0.3
			60,961,676	12.7

		Industrials: 10.1%
45,179		3M Co.	6,471,440	1.4
49,731		American Airlines Group, Inc.	2,136,444	0.5
50,355		Boeing Co.	6,406,667	1.3
9,138		Caterpillar, Inc.	993,026	0.2
12,698		Cummins, Inc.	1,959,174	0.4
9,861		Danaher Corp.	776,357	0.2
5,526		Deere & Co.	500,379	0.1
3,047		Delta Airlines, Inc.	117,980	0.0
36,196		Emerson Electric Co.	2,401,967	0.5
8,776		FedEx Corp.	1,328,511	0.3
54,075		Honeywell International, Inc.	5,026,271	1.1
23,583		Illinois Tool Works, Inc.	2,064,927	0.4
18,711		Lockheed Martin Corp.	3,007,419	0.6

See Accompanying Notes to Financial Statements

56

Voya Russell™ Large Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

4,536		Norfolk Southern Corp.	467,344	0.1
9,996		Precision Castparts Corp.	2,522,990	0.5
62,550		Union Pacific Corp.	6,239,363	1.3
48,875		United Parcel Service, Inc. - Class B	5,017,508	1.0
7,089		United Technologies Corp.	818,425	0.2
3,315		Waste Management, Inc.	148,280	0.0
			48,404,472	10.1

		Information Technology: 32.0%
43,681	@	Accenture PLC	3,531,172	0.7
34,371	@	Adobe Systems, Inc.	2,487,085	0.5
416,348		Apple, Inc.	38,691,220	8.0
33,289		Automatic Data Processing, Inc.	2,639,152	0.6
42,013		Cognizant Technology Solutions Corp.	2,054,856	0.4
20,959		Corning, Inc.	460,050	0.1
87,515	@	eBay, Inc.	4,381,001	0.9
13,994		EMC Corp.	368,602	0.1
136,342		Facebook, Inc.	9,174,453	1.9
19,611		Google, Inc.	11,281,816	2.4
19,382		Google, Inc. – Class A	11,332,074	2.4
65,320		International Business Machines Corp.	11,840,556	2.5
29,220		Intel Corp.	902,898	0.2
69,417		Mastercard, Inc.	5,100,067	1.1
64,812	@	Micron Technology, Inc.	2,135,555	0.4
369,044		Microsoft Corp.	15,389,135	3.2
226,803		Oracle Corp.	9,192,326	1.9
116,551		Qualcomm, Inc.	9,230,839	1.9
42,396	@	Salesforce.com, Inc.	2,462,360	0.5
74,527		Texas Instruments, Inc.	3,561,645	0.7
34,625		Visa, Inc.	7,295,834	1.5
6,053		VMware, Inc.	585,991	0.1
			154,098,687	32.0

		Materials: 4.0%
13,305		Dow Chemical Co.	684,675	0.2
18,409		Ecolab, Inc.	2,049,658	0.4
59,862		EI Du Pont de Nemours & Co.	3,917,369	0.8
30,444	@	LyondellBasell Industries NV - Class A	2,972,857	0.6
36,194		Monsanto Co.	4,514,839	0.9
9,547		PPG Industries, Inc.	2,006,302	0.4
20,227		Praxair, Inc.	2,686,955	0.6
10,072		Southern Copper Corp.	305,887	0.1
			19,138,542	4.0

		Telecommunication Services: 2.9%
2,413		CenturyTel, Inc.	87,350	0.0
285,946		Verizon Communications, Inc.	13,991,338	2.9
			14,078,688	2.9

		Utilities: 0.0%
2,453		Dominion Resources, Inc.	175,439	0.0

		Total Common Stock
		(Cost $256,780,408)	475,182,312	98.8
SHORT-TERM INVESTMENTS: 0.6%
	Mutual Funds: 0.6%
3,072,055	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $3,072,055)	3,072,055	0.6

	Total Short-Term Investments
	(Cost $3,072,055)	3,072,055	0.6

	Total Investments in Securities (Cost $259,852,463)	$478,254,367	99.4
	Assets in Excess of Other Liabilities	2,963,308	0.6
	Net Assets	$481,217,675	100.0

††	Rate shown is the 7-day yield as of June 30, 2014.
@	Non-income producing security

Cost for federal income tax purposes is $259,910,702.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$218,537,583
Gross Unrealized Depreciation	(193,918)

Net Unrealized Appreciation	$218,343,665

See Accompanying Notes to Financial Statements

57

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.6%
		Consumer Discretionary: 10.4%
21,596	@	Amazon.com, Inc.	7,013,949	0.9
24,423		Carnival Corp.	919,526	0.1
32,668		CBS Corp. - Class B	2,029,990	0.2
148,882		Comcast Corp. – Class A	7,991,986	1.0
26,886	@	DirecTV Group	2,285,579	0.3
223,201		Ford Motor Co.	3,847,985	0.5
92,175		General Motors Co.	3,345,952	0.4
78,612		Home Depot, Inc.	6,364,428	0.8
38,170		Johnson Controls, Inc.	1,905,828	0.2
21,617		Las Vegas Sands Corp.	1,647,648	0.2
58,559		Lowe's Cos., Inc.	2,810,246	0.3
56,814		McDonald's Corp.	5,723,442	0.7
40,146		Nike, Inc.	3,113,322	0.4
2,965	@	Priceline.com, Inc.	3,566,895	0.4
43,265		Starbucks Corp.	3,347,846	0.4
36,428		Target Corp.	2,111,003	0.3
20,419		Thomson Reuters Corp.	742,435	0.1
16,015		Time Warner Cable, Inc.	2,359,009	0.3
50,705		Time Warner, Inc.	3,562,026	0.4
40,249		TJX Cos., Inc.	2,139,234	0.3
109,450		Twenty-First Century Fox, Inc. Class A	3,847,168	0.5
24,706		Viacom - Class B	2,142,751	0.3
99,545		Walt Disney Co.	8,534,988	1.1
25,373		Yum! Brands, Inc.	2,060,288	0.3
			83,413,524	10.4

		Consumer Staples: 10.0%
114,176		Altria Group, Inc.	4,788,541	0.6
37,617		Archer-Daniels-Midland Co.	1,659,286	0.2
228,221		Coca-Cola Co.	9,667,442	1.2
52,617		Colgate-Palmolive Co.	3,587,427	0.4
25,284		Costco Wholesale Corp.	2,911,705	0.4
67,206		CVS Caremark Corp.	5,065,316	0.6
13,179		Estee Lauder Cos., Inc.	978,673	0.1
35,320		General Mills, Inc.	1,855,713	0.2
14,764		Kellogg Co.	969,995	0.1
21,660		Kimberly-Clark Corp.	2,409,025	0.3
34,221		Kraft Foods Group, Inc.	2,051,549	0.3
97,221		Mondelez International, Inc.	3,656,482	0.5
87,138		PepsiCo, Inc.	7,784,909	1.0
90,409		Philip Morris International, Inc.	7,622,383	0.9
155,536		Procter & Gamble Co.	12,223,574	1.5
17,743		Reynolds American, Inc.	1,070,790	0.1
33,605		Sysco Corp.	1,258,507	0.2
54,852		Walgreen Co.	4,066,179	0.5
91,575		Wal-Mart Stores, Inc.	6,874,535	0.9
			80,502,031	10.0

		Energy: 11.5%
29,027		Anadarko Petroleum Corp.	3,177,586	0.4
22,170		Apache Corp.	2,230,745	0.3
25,063		Baker Hughes, Inc.	1,865,940	0.2
109,420		Chevron Corp.	14,284,781	1.8
70,570		ConocoPhillips	6,049,966	0.7
23,448		Devon Energy Corp.	1,861,771	0.2
31,412		EOG Resources, Inc.	3,670,806	0.5
246,830		ExxonMobil Corp.	24,850,844	3.1
48,547		Halliburton Co.	3,447,323	0.4
15,975		Hess Corp.	1,579,768	0.2
37,749		Kinder Morgan, Inc.	1,368,779	0.2
38,855		Marathon Oil Corp.	1,551,092	0.2
14,454		Marathon Petroleum Corp.	1,128,424	0.1
24,662		National Oilwell Varco, Inc.	2,030,916	0.3
45,153		Occidental Petroleum Corp.	4,634,052	0.6
32,529		Phillips 66	2,616,307	0.3
8,223		Pioneer Natural Resources Co.	1,889,728	0.2
74,754		Schlumberger Ltd.	8,817,234	1.1
38,542		Spectra Energy Corp.	1,637,264	0.2
30,667		Valero Energy Corp.	1,536,417	0.2
39,404		Williams Cos., Inc.	2,293,707	0.3
			92,523,450	11.5

		Financials: 15.0%
19,411	@	ACE Ltd.	2,012,921	0.2
26,107		Aflac, Inc.	1,625,161	0.2
83,156		American International Group, Inc.	4,538,655	0.6
24,941		Allstate Corp.	1,464,536	0.2
52,142		American Express Co.	4,946,712	0.6
22,746		American Tower Corp.	2,046,685	0.3
604,429		Bank of America Corp.	9,290,074	1.1
65,551		Bank of New York Mellon Corp.	2,456,851	0.3
41,289		BB&T Corp.	1,628,025	0.2
105,199	@	Berkshire Hathaway, Inc.	13,313,985	1.6
7,329		Blackrock, Inc.	2,342,348	0.3
32,850		Capital One Financial Corp.	2,713,410	0.3
64,605		Charles Schwab Corp.	1,739,813	0.2
14,052		Chubb Corp.	1,295,173	0.2
174,602		Citigroup, Inc.	8,223,754	1.0
18,323		CME Group, Inc.	1,300,017	0.2
26,797		Discover Financial Services	1,660,878	0.2
20,768		Equity Residential	1,308,384	0.2
22,811		Franklin Resources, Inc.	1,319,388	0.2
25,702		Goldman Sachs Group, Inc.	4,303,543	0.5
217,539		JPMorgan Chase & Co.	12,534,597	1.6
31,597		Marsh & McLennan Cos., Inc.	1,637,357	0.2
53,777		Metlife, Inc.	2,987,850	0.4
88,153		Morgan Stanley	2,849,987	0.3
30,701		PNC Financial Services Group, Inc.	2,733,924	0.3
26,445		Prudential Financial, Inc.	2,347,523	0.3
8,255		Public Storage, Inc.	1,414,494	0.2
17,858		Simon Property Group, Inc.	2,969,428	0.4
24,736		State Street Corp.	1,663,743	0.2

See Accompanying Notes to Financial Statements

58

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

19,976		Travelers Cos., Inc.	1,879,142	0.2
98,745		US Bancorp.	4,277,633	0.5
274,497		Wells Fargo & Co.	14,427,562	1.8
			121,253,553	15.0

		Health Care: 13.8%
86,322		Abbott Laboratories	3,530,570	0.4
91,397		AbbVie, Inc.	5,158,447	0.6
10,027	@	Actavis PLC	2,236,522	0.3
20,542		Aetna, Inc.	1,665,545	0.2
11,369	@	Alexion Pharmaceuticals, Inc.	1,776,406	0.2
17,101		Allergan, Inc.	2,893,831	0.4
43,511		Amgen, Inc.	5,150,397	0.6
31,192		Baxter International, Inc.	2,255,182	0.3
11,108		Becton Dickinson & Co.	1,314,076	0.2
13,633	@	Biogen Idec, Inc.	4,298,621	0.5
95,251		Bristol-Myers Squibb Co.	4,620,626	0.6
46,030		Celgene Corp.	3,953,056	0.5
25,918		Covidien PLC	2,337,285	0.3
56,549		Eli Lilly & Co.	3,515,651	0.4
44,460	@	Express Scripts Holding Co.	3,082,412	0.4
88,270	@	Gilead Sciences, Inc.	7,318,466	0.9
162,612		Johnson & Johnson	17,012,468	2.1
13,253		McKesson Corp.	2,467,841	0.3
57,423		Medtronic, Inc.	3,661,291	0.5
167,972		Merck & Co., Inc.	9,717,180	1.2
366,645		Pfizer, Inc.	10,882,024	1.4
4,532		Regeneron Pharmaceuticals, Inc.	1,280,154	0.2
19,319		Stryker Corp.	1,628,978	0.2
22,927		Thermo Fisher Scientific, Inc.	2,705,386	0.3
56,322		UnitedHealth Group, Inc.	4,604,324	0.6
16,075		WellPoint, Inc.	1,729,831	0.2
			110,796,570	13.8

		Industrials: 10.3%
37,605		3M Co.	5,386,540	0.7
41,399		American Airlines Group, Inc.	1,778,501	0.2
41,914		Boeing Co.	5,332,718	0.7
35,879		Caterpillar, Inc.	3,898,971	0.5
57,721		CSX Corp.	1,778,384	0.2
10,569		Cummins, Inc.	1,630,691	0.2
34,923		Danaher Corp.	2,749,488	0.3
20,909		Deere & Co.	1,893,310	0.2
48,741		Delta Airlines, Inc.	1,887,252	0.2
27,399		Eaton Corp. PLC	2,114,655	0.3
40,330		Emerson Electric Co.	2,676,299	0.3
16,985		FedEx Corp.	2,571,189	0.3
17,576		General Dynamics Corp.	2,048,483	0.3
576,361		General Electric Co.	15,146,767	1.9
45,015		Honeywell International, Inc.	4,184,144	0.5
19,634		Illinois Tool Works, Inc.	1,719,153	0.2
15,578		Lockheed Martin Corp.	2,503,852	0.3
17,801		Norfolk Southern Corp.	1,834,037	0.2
12,310		Northrop Grumman Corp.	1,472,645	0.2
8,322		Precision Castparts Corp.	2,100,473	0.3
17,986		Raytheon Co.	1,659,208	0.2
52,065		Union Pacific Corp.	5,193,484	0.6
40,684		United Parcel Service, Inc. - Class B	4,176,619	0.5
52,691		United Technologies Corp.	6,083,176	0.8
26,752		Waste Management, Inc.	1,196,617	0.2
			83,016,656	10.3

		Information Technology: 19.9%
36,359	@	Accenture PLC	2,939,261	0.4
28,604	@	Adobe Systems, Inc.	2,069,785	0.3
346,571		Apple, Inc.	32,206,843	4.0
27,710		Automatic Data Processing, Inc.	2,196,849	0.3
294,436		Cisco Systems, Inc.	7,316,734	0.9
34,971		Cognizant Technology Solutions Corp.	1,710,432	0.2
75,226		Corning, Inc.	1,651,211	0.2
72,846	@	eBay, Inc.	3,646,671	0.4
117,664		EMC Corp.	3,099,270	0.4
113,486		Facebook, Inc.	7,636,473	0.9
16,324		Google, Inc.	9,390,871	1.2
16,134		Google, Inc. – Class A	9,433,066	1.2
108,922		Hewlett-Packard Co.	3,668,493	0.5
54,374		International Business Machines Corp.	9,856,375	1.2
286,130		Intel Corp.	8,841,417	1.1
57,783		Mastercard, Inc.	4,245,317	0.5
61,517	@	Micron Technology, Inc.	2,026,985	0.2
474,793		Microsoft Corp.	19,798,868	2.5
188,788		Oracle Corp.	7,651,578	0.9
97,021		Qualcomm, Inc.	7,684,063	0.9
35,290	@	Salesforce.com, Inc.	2,049,643	0.3
62,036		Texas Instruments, Inc.	2,964,700	0.4
28,822		Visa, Inc.	6,073,084	0.7
5,037		VMware, Inc.	487,632	0.1
57,874	@	Yahoo!, Inc.	2,033,114	0.2
			160,678,735	19.9

		Materials: 2.8%
12,200		Air Products & Chemicals, Inc.	1,569,164	0.2
69,212		Dow Chemical Co.	3,561,650	0.4
15,321		Ecolab, Inc.	1,705,840	0.2
52,788		EI Du Pont de Nemours & Co.	3,454,447	0.4
59,705		Freeport-McMoRan Copper & Gold, Inc.	2,179,233	0.3
25,348	@	LyondellBasell Industries NV - Class A	2,475,232	0.3
30,131		Monsanto Co.	3,758,541	0.5
7,947		PPG Industries, Inc.	1,670,062	0.2
16,835		Praxair, Inc.	2,236,361	0.3
8,376		Southern Copper Corp.	254,379	0.0
			22,864,909	2.8

		Telecommunication Services: 3.0%
298,334		AT&T, Inc.	10,549,090	1.3
32,923		CenturyTel, Inc.	1,191,813	0.2
41,865		Sprint Corp.	357,108	0.0
15,255	@	T-Mobile US, Inc.	512,873	0.1
238,030		Verizon Communications, Inc.	11,646,808	1.4
			24,257,692	3.0

See Accompanying Notes to Financial Statements

59

Voya Russell™ Large Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

	Utilities: 1.9%
28,050	American Electric Power Co., Inc.	1,564,348	0.2
33,428	Dominion Resources, Inc.	2,390,771	0.3
40,650	Duke Energy Corp.	3,015,824	0.4
49,355	Exelon Corp.	1,800,470	0.2
25,065	NextEra Energy, Inc.	2,568,661	0.3
26,713	Pacific Gas & Electric Co.	1,282,758	0.2
51,242	Southern Co.	2,325,362	0.3
		14,948,194	1.9

	Total Common Stock
	(Cost $365,639,056)	794,255,314	98.6

SHORT-TERM INVESTMENTS: 0.6%
	Mutual Funds: 0.6%
4,829,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $4,829,000)	4,829,000	0.6

	Total Short-Term Investments
	(Cost $4,829,000)	4,829,000	0.6

	Total Investments in Securities (Cost $370,468,056)	$799,084,314	99.2
	Assets in Excess of Other Liabilities	6,490,291	0.8
	Net Assets	$805,574,605	100.0

††	Rate shown is the 7-day yield as of June 30, 2014.
@	Non-income producing security

Cost for federal income tax purposes is $375,412,220.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$429,113,717
Gross Unrealized Depreciation	(5,441,623)

Net Unrealized Appreciation	$423,672,094

See Accompanying Notes to Financial Statements

60

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.4%
	Consumer Discretionary: 4.7%
11,541	Carnival Corp.	434,519	0.2
1,453	CBS Corp. - Class B	90,290	0.0
5,979	Comcast Corp. – Class A	320,953	0.2
105,463	Ford Motor Co.	1,818,182	1.0
43,557	General Motors Co.	1,581,119	0.8
13,223	Johnson Controls, Inc.	660,224	0.3
15,474	Target Corp.	896,718	0.5
9,653	Thomson Reuters Corp.	350,983	0.2
23,956	Time Warner, Inc.	1,682,909	0.9
13,602	Twenty-First Century Fox, Inc. Class A	478,110	0.3
7,620	Walt Disney Co.	653,339	0.3
		8,967,346	4.7

	Consumer Staples: 8.3%
2,915	Altria Group, Inc.	122,255	0.1
16,034	Archer-Daniels-Midland Co.	707,260	0.4
2,635	Colgate-Palmolive Co.	179,654	0.1
693	Costco Wholesale Corp.	79,806	0.0
27,245	CVS Caremark Corp.	2,053,456	1.1
615	Kellogg Co.	40,405	0.0
1,750	Kimberly-Clark Corp.	194,635	0.1
45,937	Mondelez International, Inc.	1,727,691	0.9
17,643	Philip Morris International, Inc.	1,487,481	0.8
69,301	Procter & Gamble Co.	5,446,366	2.8
2,055	Reynolds American, Inc.	124,019	0.1
9,923	Sysco Corp.	371,616	0.2
6,428	Walgreen Co.	476,508	0.2
38,855	Wal-Mart Stores, Inc.	2,916,845	1.5
		15,927,997	8.3

	Energy: 17.1%
12,716	Anadarko Petroleum Corp.	1,392,021	0.7
10,476	Apache Corp.	1,054,095	0.6
10,859	Baker Hughes, Inc.	808,453	0.4
51,699	Chevron Corp.	6,749,305	3.5
33,342	ConocoPhillips	2,858,410	1.5
11,078	Devon Energy Corp.	879,593	0.5
116,627	ExxonMobil Corp.	11,742,006	6.1
7,547	Hess Corp.	746,323	0.4
12,917	Kinder Morgan, Inc.	468,370	0.2
18,359	Marathon Oil Corp.	732,891	0.4
1,742	Marathon Petroleum Corp.	135,998	0.1
10,663	National Oilwell Varco, Inc.	878,098	0.5
21,337	Occidental Petroleum Corp.	2,189,816	1.1
9,068	Phillips 66	729,339	0.4
18,213	Spectra Energy Corp.	773,688	0.4
11,028		Valero Energy Corp.	552,503	0.3
			32,690,909	17.1

		Financials: 26.5%
9,171	@	ACE Ltd.	951,033	0.5
12,335		Aflac, Inc.	767,854	0.4
39,287		American International Group, Inc.	2,144,284	1.1
11,787		Allstate Corp.	692,133	0.4
285,585		Bank of America Corp.	4,389,441	2.3
30,971		Bank of New York Mellon Corp.	1,160,793	0.6
19,515		BB&T Corp.	769,476	0.4
49,705	@	Berkshire Hathaway, Inc.	6,290,665	3.3
2,140		Blackrock, Inc.	683,944	0.3
15,522		Capital One Financial Corp.	1,282,117	0.7
25,491		Charles Schwab Corp.	686,473	0.4
6,640		Chubb Corp.	612,009	0.3
82,499		Citigroup, Inc.	3,885,703	2.0
8,660		CME Group, Inc.	614,427	0.3
12,665		Discover Financial Services	784,977	0.4
9,810		Equity Residential	618,030	0.3
1,974		Franklin Resources, Inc.	114,176	0.1
12,145		Goldman Sachs Group, Inc.	2,033,559	1.1
102,787		JPMorgan Chase & Co.	5,922,587	3.1
4,867		Marsh & McLennan Cos., Inc.	252,208	0.1
25,412		Metlife, Inc.	1,411,891	0.7
41,656		Morgan Stanley	1,346,739	0.7
14,506		PNC Financial Services Group, Inc.	1,291,759	0.7
12,494		Prudential Financial, Inc.	1,109,092	0.6
301		Public Storage, Inc.	51,576	0.0
2,143		Simon Property Group, Inc.	356,338	0.2
11,689		State Street Corp.	786,202	0.4
9,437		Travelers Cos., Inc.	887,739	0.5
46,652		US Bancorp.	2,020,965	1.0
129,697		Wells Fargo & Co.	6,816,874	3.6
			50,735,064	26.5

		Health Care: 14.8%
40,789		Abbott Laboratories	1,668,270	0.9
6,815		Aetna, Inc.	552,560	0.3
1,069		Amgen, Inc.	126,538	0.1
28,940		Bristol-Myers Squibb Co.	1,403,879	0.7
12,245		Covidien PLC	1,104,254	0.6
26,720		Eli Lilly & Co.	1,661,182	0.9
2,816	@	Express Scripts Holding Co.	195,233	0.1
64,770		Johnson & Johnson	6,776,237	3.5
27,131		Medtronic, Inc.	1,729,873	0.9
68,255		Merck & Co., Inc.	3,948,552	2.0
173,233		Pfizer, Inc.	5,141,556	2.7
3,688		Stryker Corp.	310,972	0.2
6,469		Thermo Fisher Scientific, Inc.	763,342	0.4
26,612		UnitedHealth Group, Inc.	2,175,531	1.1

See Accompanying Notes to Financial Statements

61

Voya Russell™ Large Cap Value Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

7,596		WellPoint, Inc.	817,406	0.4
			28,375,385	14.8

		Industrials: 10.5%
13,359		Caterpillar, Inc.	1,451,723	0.8
27,279		CSX Corp.	840,466	0.4
12,624		Danaher Corp.	993,888	0.5
7,708		Deere & Co.	697,959	0.4
21,832		Delta Airlines, Inc.	845,335	0.4
12,946		Eaton Corp. PLC	999,172	0.5
4,823		Emerson Electric Co.	320,054	0.2
4,575		FedEx Corp.	692,563	0.4
8,306		General Dynamics Corp.	968,064	0.5
272,331		General Electric Co.	7,156,859	3.7
6,626		Norfolk Southern Corp.	682,677	0.3
5,817		Northrop Grumman Corp.	695,888	0.4
8,496		Raytheon Co.	783,756	0.4
22,108		United Technologies Corp.	2,552,369	1.3
11,339		Waste Management, Inc.	507,193	0.3
			20,187,966	10.5

		Information Technology: 8.0%
139,123		Cisco Systems, Inc.	3,457,206	1.8
27,296		Corning, Inc.	599,147	0.3
50,095		EMC Corp.	1,319,502	0.7
51,466		Hewlett-Packard Co.	1,733,375	0.9
123,704		Intel Corp.	3,822,454	2.0
3,577	@	Micron Technology, Inc.	117,862	0.1
79,190		Microsoft Corp.	3,302,223	1.7
27,343	@	Yahoo!, Inc.	960,560	0.5
			15,312,329	8.0

		Materials: 1.7%
5,765		Air Products & Chemicals, Inc.	741,494	0.4
27,467		Dow Chemical Co.	1,413,452	0.7
1,397		EI Du Pont de Nemours & Co.	91,420	0.1
28,207		Freeport-McMoRan Copper & Gold, Inc.	1,029,555	0.5
			3,275,921	1.7

		Telecommunication Services: 3.1%
140,962		AT&T, Inc.	4,984,416	2.6
14,604		CenturyTel, Inc.	528,665	0.3
19,787		Sprint Corp.	168,783	0.1
7,213	@	T-Mobile US, Inc.	242,501	0.1
			5,924,365	3.1

		Utilities: 3.7%
13,257		American Electric Power Co., Inc.	739,343	0.4
14,832		Dominion Resources, Inc.	1,060,785	0.6
19,207		Duke Energy Corp.	1,424,967	0.7
23,322		Exelon Corp.	850,786	0.5
11,845		NextEra Energy, Inc.	1,213,876	0.6
12,623		Pacific Gas & Electric Co.	606,156	0.3
24,212	Southern Co.	1,098,741	0.6
		6,994,654	3.7

	Total Common Stock
	(Cost $125,607,734)	188,391,936	98.4

SHORT-TERM INVESTMENTS: 4.9%
	Mutual Funds: 4.9%
9,421,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $9,421,000)	9,421,000	4.9

	Total Short-Term Investments
	(Cost $9,421,000)	9,421,000	4.9

	Total Investments in Securities (Cost $135,028,734)	$197,812,936	103.3
	Liabilities in Excess of Other Assets	(6,336,814)	(3.3)
	Net Assets	$191,476,122	100.0

††	Rate shown is the 7-day yield as of June 30, 2014.
@	Non-income producing security

Cost for federal income tax purposes is $138,817,301.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$62,949,747
Gross Unrealized Depreciation	(3,954,112)

Net Unrealized Appreciation	$58,995,635

See Accompanying Notes to Financial Statements

62

Voya Russell™Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.1%
		Consumer Discretionary: 23.7%
1,598		Aaron's, Inc.	56,953	0.0
1,435		Abercrombie & Fitch Co.	62,064	0.0
9,955		Advance Auto Parts, Inc.	1,343,129	0.3
18,416		Allison Transmission Holdings, Inc.	572,738	0.1
8,140		AMC Networks, Inc.	500,529	0.1
5,333		ARAMARK Holdings Corp.	138,018	0.0
9,922	@	Autonation, Inc.	592,145	0.1
4,450	@	Autozone, Inc.	2,386,268	0.5
5,361	@	Bally Technologies, Inc.	352,325	0.1
11,775	@	Bed Bath & Beyond, Inc.	675,649	0.1
11,722		Best Buy Co., Inc.	363,499	0.1
2,361		Big Lots, Inc.	107,898	0.0
31,188		BorgWarner, Inc.	2,033,146	0.5
8,860		Brinker International, Inc.	431,039	0.1
14,415		Burger King Worldwide Inc.	392,376	0.1
790		Cabela's, Inc.	49,296	0.0
26,682		Cablevision Systems Corp.	470,937	0.1
20,722	@	Carmax, Inc.	1,077,751	0.2
7,325		Carter's, Inc.	504,912	0.1
217		CBS Outdoor Americas, Inc.	7,092	0.0
10,826		Charter Communications, Inc.	1,714,622	0.4
9,189		Chico's FAS, Inc.	155,845	0.0
4,241		Chipotle Mexican Grill, Inc.	2,512,835	0.6
328		Choice Hotels International, Inc.	15,452	0.0
15,740		Cinemark Holdings, Inc.	556,566	0.1
2,690		Clear Channel Outdoor Holdings, Inc.	22,004	0.0
37,401		Coach, Inc.	1,278,740	0.3
7,559		Coty, Inc - Class A	129,486	0.0
8,798		CST Brands, Inc.	303,531	0.1
4,727	@	Deckers Outdoor Corp.	408,082	0.1
2,282		Dick's Sporting Goods, Inc.	106,250	0.0
2,369		Dillard's, Inc.	276,249	0.1
31,312		Discovery Communications, Inc. - Class A	2,325,855	0.5
21,328	@	Dish Network Corp. - Class A	1,388,026	0.3
32,183		Dollar General Corp.	1,846,017	0.4
28,219	@	Dollar Tree, Inc.	1,536,807	0.3
7,591		Domino's Pizza, Inc.	554,826	0.1
3,613		D.R. Horton, Inc.	88,808	0.0
14,506		Dunkin' Brands Group, Inc.	664,520	0.1
13,804		Expedia, Inc.	1,087,203	0.2
12,307		Family Dollar Stores, Inc.	813,985	0.2
2,885		Foot Locker, Inc.	146,327	0.0
6,360	@	Fossil Group, Inc.	664,747	0.1
812		GameStop Corp.	32,862	0.0
36,099		Gap, Inc.	1,500,635	0.3
11,722		Gentex Corp.	340,993	0.1
19,613		Genuine Parts Co.	1,722,021	0.4
12,415		GNC Holdings, Inc.	423,351	0.1
33,895		Goodyear Tire & Rubber Co.	941,603	0.2
65,617		Groupon, Inc.	434,385	0.1
37,415		H&R Block, Inc.	1,254,151	0.3
13,583		Hanesbrands, Inc.	1,337,111	0.3
29,789		Harley-Davidson, Inc.	2,080,762	0.5
9,292		Harman International Industries, Inc.	998,240	0.2
13,314		Hasbro, Inc.	706,308	0.2
18,465		Hilton Worldwide Holdings, Inc.	430,235	0.1
11,806		HomeAway, Inc.	411,085	0.1
313		Hyatt Hotels Corp.	19,087	0.0
57,808		Interpublic Group of Cos., Inc.	1,127,834	0.3
5,386	@	Jarden Corp.	319,659	0.1
17,260	@	Kate Spade & Co.	658,296	0.1
1,564		Kohl's Corp.	82,392	0.0
11,838		L Brands, Inc.	694,417	0.2
10,837		Lamar Advertising Co.	574,361	0.1
8,885		Lear Corp.	793,608	0.2
9,341		Leggett & Platt, Inc.	320,209	0.1
1,477		Lennar Corp.	62,004	0.0
33,481	@	Liberty Media Corp. - Interactive	983,002	0.2
10,052		Liberty Ventures	741,838	0.2
10,970	L	Lions Gate Entertainment Corp.	313,523	0.1
10,009		Live Nation, Inc.	247,122	0.1
41,190	@	LKQ Corp.	1,099,361	0.2
38,107		Macy's, Inc.	2,210,968	0.5
26,415		Marriott International, Inc.	1,693,202	0.4
16,757		Mattel, Inc.	653,020	0.1
37,137		McGraw-Hill Cos., Inc.	3,083,485	0.7
4,325	@	MGM Resorts International	114,180	0.0
27,870		Michael Kors Holdings Ltd.	2,470,676	0.6
2,635		Morningstar, Inc.	189,219	0.0
2,971		Murphy USA, Inc.	145,252	0.0
8,179	@	NetFlix, Inc.	3,603,667	0.8
22,386		Newell Rubbermaid, Inc.	693,742	0.2
18,912		Nordstrom, Inc.	1,284,692	0.3
11,456	@	Norwegian Cruise Line Holdings Ltd.	363,155	0.1
604	@	NVR, Inc.	694,962	0.2
35,260		Omnicom Group, Inc.	2,511,217	0.6
14,473	@	O'Reilly Automotive, Inc.	2,179,634	0.5
28,026		Pandora Media, Inc.	826,767	0.2
3,342	@	Panera Bread Co.	500,732	0.1

See Accompanying Notes to Financial Statements

63

Voya Russell™Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

2,582		Penske Auto Group, Inc.	127,809	0.0
13,536		Petsmart, Inc.	809,453	0.2
8,991		Polaris Industries, Inc.	1,170,988	0.3
9,832		PVH Corp.	1,146,411	0.3
6,057		Ralph Lauren Corp.	973,299	0.2
2,836		Regal Entertainment Group	59,840	0.0
28,978		Ross Stores, Inc.	1,916,315	0.4
16,362	@	Sally Beauty Holdings, Inc.	410,359	0.1
14,416		Scripps Networks Interactive - Class A	1,169,714	0.3
2,839		Sears Holding Corp.	113,446	0.0
9,288		SeaWorld Entertainment, Inc.	263,129	0.1
22,663		Service Corp. International	469,577	0.1
7,521	@	Signet Jewelers Ltd.	831,747	0.2
376,200	@	Sirius XM Holdings, Inc.	1,301,652	0.3
9,942		Six Flags Entertainment Corp.	423,032	0.1
11,761		Starwood Hotels & Resorts Worldwide, Inc.	950,524	0.2
11,199	@	Starz	333,618	0.1
8,298	@	Tempur Sealy International, Inc.	495,391	0.1
12,966		Tesla Motors, Inc.	3,112,618	0.7
6,275		Thor Industries, Inc.	356,859	0.1
15,387		Tiffany & Co.	1,542,547	0.3
18,898		Tractor Supply Co.	1,141,439	0.3
15,195		TripAdvisor, Inc.	1,651,089	0.4
6,886		Tupperware Corp.	576,358	0.1
8,775	@	Ulta Salon Cosmetics & Fragrance, Inc.	802,123	0.2
23,602		Under Armour, Inc.	1,404,083	0.3
10,541	@	Urban Outfitters, Inc.	356,918	0.1
47,064		VF Corp.	2,965,032	0.7
975		Whirlpool Corp.	135,740	0.0
12,843		Williams-Sonoma, Inc.	921,871	0.2
17,368		Wyndham Worldwide Corp.	1,315,105	0.3
11,057		Wynn Resorts Ltd.	2,294,991	0.5
1,804		zulily, Inc.	73,874	0.0
			106,200,523	23.7

		Consumer Staples: 7.6%
24,173		Avon Products, Inc.	353,168	0.1
20,989		Brown-Forman Corp.	1,976,534	0.4
15,760		Campbell Soup Co.	721,966	0.2
18,540		Church & Dwight Co., Inc.	1,296,873	0.3
14,543		Clorox Co.	1,329,230	0.3
34,300		Coca-Cola Enterprises, Inc.	1,638,854	0.4
20,401	@	Constellation Brands, Inc.	1,797,940	0.4
26,789		Dr Pepper Snapple Group, Inc.	1,569,300	0.4
23,454		Flowers Foods, Inc.	494,410	0.1
6,266		Hain Celestial Group, Inc.	556,045	0.1
11,100	@,L	Herbalife Ltd.	716,394	0.2
20,399		Hershey Co.	1,986,251	0.4
10,209		Hillshire Brands Co.	636,021	0.1
18,256		Hormel Foods Corp.	900,934	0.2
1,525		Ingredion, Inc.	114,436	0.0
19,294		Keurig Green Mountain, Inc.	2,404,225	0.5
69,516		Kroger Co.	3,436,176	0.8
49,458		Lorillard, Inc.	3,015,454	0.7
17,806		McCormick & Co., Inc.	1,274,732	0.3
27,575		Mead Johnson Nutrition Co.	2,569,163	0.6
19,531	@	Monster Beverage Corp.	1,387,287	0.3
8,045		Nu Skin Enterprises, Inc.	595,008	0.1
1,140	@	Pilgrim's Pride Corp.	31,190	0.0
89,026	@	Rite Aid Corp.	638,316	0.1
2,896		Spectrum Brands Holdings, Inc.	249,143	0.1
13,338		Sprouts Farmers Market, Inc.	436,419	0.1
2,232		Tyson Foods, Inc.	83,789	0.0
23,727		WhiteWave Foods Co.	768,043	0.2
21,815		Whole Foods Market, Inc.	842,713	0.2
			33,820,014	7.6

		Energy: 7.3%
7,236		Antero Resources Corp.	474,899	0.1
6,993		Athlon Energy, Inc.	333,566	0.1
1,912	@	Atwood Oceanics, Inc.	100,342	0.0
56,926		Cabot Oil & Gas Corp.	1,943,454	0.4
17,801	@	Cameron International Corp.	1,205,306	0.3
32,457	@	Cheniere Energy, Inc.	2,327,167	0.5
16,526		Chesapeake Energy Corp.	513,628	0.1
1,436		Cimarex Energy Co.	206,008	0.1
43,509		Cobalt International Energy, Inc.	798,390	0.2
15,377		Concho Resources, Inc.	2,221,976	0.5
5,870	L	Continental Resources, Inc.	927,695	0.2
878	L	CVR Energy, Inc.	42,311	0.0
10,437		Dresser-Rand Group, Inc.	665,150	0.2
5,571	@	Dril-Quip, Inc.	608,576	0.1
18,758		EQT Corp.	2,005,230	0.5
32,087	@	FMC Technologies, Inc.	1,959,553	0.4
611		Frank's International N.V.	15,031	0.0
9,430	@	Gulfport Energy Corp.	592,204	0.1
8,926		Helmerich & Payne, Inc.	1,036,398	0.2
4,963		HollyFrontier Corp.	216,833	0.1
14,414		Kosmos Energy, LLC	161,869	0.0
9,309		Laredo Petroleum, Inc.	288,393	0.1
4,024	@	Nabors Industries Ltd.	118,185	0.0
35,093		Noble Energy, Inc.	2,718,304	0.6
13,800		Oasis Petroleum, Inc.	771,282	0.2
14,734		Oceaneering International, Inc.	1,151,167	0.3
15,034		Oneok, Inc.	1,023,515	0.2
10,068		Patterson-UTI Energy, Inc.	351,776	0.1
2,955		PBF Energy, Inc.	78,751	0.0
3,120		QEP Resources, Inc.	107,640	0.0
22,361		Range Resources Corp.	1,944,289	0.4
6,385		Rice Energy, Inc.	194,423	0.1
8,388		RPC, Inc.	197,034	0.1
9,150		SM Energy Co.	769,515	0.2
5,792	L	Solar City	408,915	0.1

See Accompanying Notes to Financial Statements

64

Voya Russell™Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

48,170	@	Southwestern Energy Co.	2,191,253	0.5
1,451		Superior Energy Services	52,439	0.0
5,148		Targa Resources Corp.	718,506	0.2
2,847	@	Teekay Corp.	177,226	0.0
7,589		Tesoro Corp.	445,247	0.1
6,249	@	Ultra Petroleum Corp.	185,533	0.0
434	@	Unit Corp.	29,872	0.0
1,671	@	Whiting Petroleum Corp.	134,098	0.0
2,173		World Fuel Services Corp.	106,977	0.0
			32,519,926	7.3

		Financials: 7.4%
7,542	@	Affiliated Managers Group, Inc.	1,549,127	0.3
33,015		Ally Financial, Inc.	789,389	0.2
1,629		American Financial Group, Inc.	97,023	0.0
9,068		Ameriprise Financial, Inc.	1,088,160	0.2
31,085	@	Aon PLC	2,800,448	0.6
11,286		Apartment Investment & Management Co.	364,199	0.1
20,251		Arthur J. Gallagher & Co.	943,697	0.2
3,748		Artisan Partners Asset Management, Inc.	212,437	0.1
2,506		Boston Properties, Inc.	296,159	0.1
951		Brown & Brown, Inc.	29,205	0.0
11,731		CBOE Holdings, Inc.	577,283	0.1
38,220	@	CBRE Group, Inc.	1,224,569	0.3
2,555		Columbia Property Trust, Inc.	66,456	0.0
16,418		Eaton Vance Corp.	620,436	0.1
8,230		Equity Lifestyle Properties, Inc.	363,437	0.1
3,337		Erie Indemnity Co.	251,143	0.1
15,817		Extra Space Storage, Inc.	842,255	0.2
6,094		Federal Realty Investment Trust	736,887	0.2
9,420		Federated Investors, Inc.	291,266	0.1
1,925		Gaming and Leisure Properties, Inc.	65,392	0.0
22,251		Health Care Real Estate Investment Trust, Inc.	1,394,470	0.3
3,883		Healthcare Trust of America, Inc.	46,751	0.0
2,574		Howard Hughes Corp.	406,254	0.1
6,662		Intercontinental Exchange, Inc.	1,258,452	0.3
9,038		Invesco Ltd.	341,185	0.1
1,624		Jones Lang LaSalle, Inc.	205,257	0.0
16,859	@	Lazard Ltd.	869,250	0.2
5,553		Legg Mason, Inc.	284,924	0.1
8,249		Leucadia National Corp.	216,289	0.1
11,932		LPL Financial Holdings, Inc.	593,498	0.1
25,793		Moody's Corp.	2,261,014	0.5
7,055		MSCI, Inc. - Class A	323,472	0.1
2,648	L	Nationstar Mortgage Holdings, Inc.	96,122	0.0

10,723		Northstar Realty Finance Corp.	186,366	0.0
14,516	@	Ocwen Financial Corp.	538,544	0.1
5,645		Omega Healthcare Investors, Inc.	208,075	0.1
11,649		Plum Creek Timber Co., Inc.	525,370	0.1
2,053		Rayonier, Inc.	72,984	0.0
8,630		Realogy Holdings Corp.	325,437	0.1
2,620		Reinsurance Group of America, Inc.	206,718	0.0
823		Santander Consumer USA Holdings, Inc.	15,999	0.0
16,977		SEI Investments Co.	556,336	0.1
6,019		Signature Bank	759,477	0.2
19,589		SLM Corp.	162,785	0.0
599	@	SVB Financial Group	69,855	0.0
35,846		T. Rowe Price Group, Inc.	3,025,761	0.7
7,755		Tanger Factory Outlet Centers, Inc.	271,192	0.1
8,059		Taubman Centers, Inc.	610,953	0.1
32,083		TD Ameritrade Holding Corp.	1,005,802	0.2
18,992		Ventas, Inc.	1,217,387	0.3
5,755		Vornado Realty Trust	614,231	0.1
11,627		Waddell & Reed Financial, Inc.	727,734	0.2
8,381		Weyerhaeuser Co.	277,327	0.1
			32,884,239	7.4

		Health Care: 12.7%
6,553		Agilent Technologies, Inc.	376,404	0.1
11,141		Align Technology, Inc.	624,342	0.1
16,878	@	Alkermes PLC	849,470	0.2
9,136	@	Allscripts Healthcare Solutions, Inc.	146,633	0.0
7,688		Alnylam Pharmaceuticals, Inc.	485,651	0.1
30,809		AmerisourceBergen Corp.	2,238,582	0.5
5,163		Athenahealth, Inc.	646,046	0.1
19,907		BioMarin Pharmaceuticals, Inc.	1,238,414	0.3
17,160	@	Boston Scientific Corp.	219,133	0.1
17,114	@	Brookdale Senior Living, Inc.	570,581	0.1
15,030		Bruker BioSciences Corp.	364,778	0.1
3,762		Cardinal Health, Inc.	257,923	0.1
28,223	@	Catamaran Corp.	1,246,328	0.3
7,870	@	Centene Corp.	595,051	0.1
40,652		Cerner Corp.	2,096,830	0.5
3,119		Charles River Laboratories International, Inc.	166,929	0.0
2,860		Cigna Corp.	263,034	0.1
4,839		Cooper Cos., Inc.	655,830	0.1
7,088		Covance, Inc.	606,591	0.1
10,405		CR Bard, Inc.	1,488,019	0.3
9,741		Cubist Pharmaceuticals, Inc.	680,117	0.2
8,417		DaVita, Inc.	608,717	0.1
6,018		Dentsply International, Inc.	284,952	0.1

See Accompanying Notes to Financial Statements

65

Voya Russell™Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

14,395	@	Edwards Lifesciences Corp.	1,235,667	0.3
20,777		Endo International PLC	1,454,806	0.3
11,073		Envision Healthcare Holdings, Inc.	397,631	0.1
32,800	@	Forest Laboratories, Inc.	3,247,200	0.7
4,230	@	HCA Holdings, Inc.	238,487	0.1
11,647	@	Henry Schein, Inc.	1,382,149	0.3
522		Hill-Rom Holdings, Inc.	21,668	0.0
10,616	@	Hologic, Inc.	269,116	0.1
7,000	@	Idexx Laboratories, Inc.	934,990	0.2
17,519	@	Illumina, Inc.	3,127,842	0.7
10,190		IMS Health Holdings, Inc.	261,679	0.1
19,727	@	Incyte Corp., Ltd.	1,113,392	0.2
1,701		Intercept Pharmaceuticals, Inc.	402,508	0.1
4,852	@	Intuitive Surgical, Inc.	1,998,054	0.4
8,104		Jazz Pharmaceuticals PLC	1,191,369	0.3
4,582	@	Laboratory Corp. of America Holdings	469,197	0.1
3,706		Mallinckrodt PLC - W/I	296,554	0.1
10,440	@	Medivation, Inc.	804,715	0.2
8,953		Mednax, Inc.	520,617	0.1
3,987		Mettler Toledo International, Inc.	1,009,429	0.2
50,985	@	Mylan Laboratories	2,628,787	0.6
8,947	@,L	Myriad Genetics, Inc.	348,217	0.1
1,040		Patterson Cos., Inc.	41,090	0.0
2,918		PerkinElmer, Inc.	136,679	0.0
4,125	@	Perrigo Co. PLC	601,260	0.1
8,304	@	Pharmacyclics, Inc.	744,952	0.2
4,414		Premier, Inc.	128,006	0.0
8,317		Questcor Pharmaceuticals, Inc.	769,239	0.2
3,634		Quintiles Transnational Holdings, Inc.	193,656	0.0
19,146	L	Resmed, Inc.	969,362	0.2
8,652	@	Salix Pharmaceuticals Ltd.	1,067,224	0.2
13,792		Seattle Genetics, Inc.	527,544	0.1
4,848	@	Sirona Dental Systems, Inc.	399,766	0.1
24,976		St. Jude Medical, Inc.	1,729,588	0.4
2,456		Techne Corp.	227,352	0.1
13,325	@	Tenet Healthcare Corp.	625,476	0.1
6,543	@	United Therapeutics Corp.	578,990	0.1
2,680		Universal Health Services, Inc.	256,637	0.1
14,182	@	Varian Medical Systems, Inc.	1,179,091	0.3
5,154	L	Veeva Systems, Inc.	131,169	0.0
32,225	@	Vertex Pharmaceuticals, Inc.	3,051,063	0.7
11,569	@	Waters Corp.	1,208,266	0.3
1,717		Zimmer Holdings, Inc.	178,328	0.0
68,360		Zoetis, Inc.	2,205,977	0.5
			57,015,144	12.7

		Industrials: 16.5%
5,895		Acuity Brands, Inc.	814,984	0.2
886		Air Lease Corp.	34,182	0.0
8,569		Alaska Air Group, Inc.	814,483	0.2
13,167	@	Allegion Public Ltd.	746,306	0.2
563		Amerco, Inc.	163,698	0.0

33,466		Ametek, Inc.	1,749,602	0.4
4,662		AO Smith Corp.	231,142	0.1
6,179	@	Armstrong World Industries, Inc.	354,860	0.1
14,378	@	Avis Budget Group, Inc.	858,223	0.2
14,360		BE Aerospace, Inc.	1,328,156	0.3
20,252		CH Robinson Worldwide, Inc.	1,291,875	0.3
13,444		Chicago Bridge & Iron Co. NV	916,881	0.2
10,978		Cintas Corp.	697,542	0.2
6,102	@	Clean Harbors, Inc.	392,054	0.1
13,011		Colfax Corp.	969,840	0.2
3,573	@	Copa Holdings S.A.	509,403	0.1
15,352	@	Copart, Inc.	552,058	0.1
3,925		CoStar Group, Inc.	620,817	0.1
6,010		Covanta Holding Corp.	123,866	0.0
2,423		Crane Co.	180,174	0.0
17,814		Donaldson Co., Inc.	753,888	0.2
16,763		Dover Corp.	1,524,595	0.3
1,805		Dun & Bradstreet Corp.	198,911	0.0
8,909		Equifax, Inc.	646,259	0.1
26,928		Expeditors International Washington, Inc.	1,189,140	0.3
40,487		Fastenal Co.	2,003,702	0.5
18,737		Flowserve Corp.	1,393,096	0.3
13,265		Fluor Corp.	1,020,079	0.2
9,473		Fortune Brands Home & Security, Inc.	378,257	0.1
13,604		Foster Wheeler AG	463,488	0.1
3,278	@	Genesee & Wyoming, Inc.	344,190	0.1
8,273		Graco, Inc.	645,956	0.1
14,478		HD Supply Holdings, Inc	411,030	0.1
61,079		Hertz Global Holdings, Inc.	1,712,044	0.4
13,336	@	Hexcel Corp.	545,442	0.1
1,299		Hubbell, Inc.	159,972	0.0
5,661		Huntington Ingalls Industries, Inc.	535,474	0.1
10,154		IDEX Corp.	819,834	0.2
9,286		IHS, Inc.	1,259,832	0.3
3,134	@	Ingersoll-Rand PLC - Class A	195,906	0.0
20,835		Iron Mountain, Inc.	738,601	0.2
2,816		ITT Corp.	135,450	0.0
12,554		JB Hunt Transport Services, Inc.	926,234	0.2
11,619		Kansas City Southern	1,249,159	0.3
7,662		KAR Auction Services, Inc.	244,188	0.1
7,775	@	Kirby Corp.	910,764	0.2
6,135		Landstar System, Inc.	392,640	0.1
6,703		Lennox International, Inc.	600,388	0.1
3,739		Lincoln Electric Holdings, Inc.	261,281	0.1
18,444		Manitowoc Co., Inc.	606,070	0.1
48,639		Masco Corp.	1,079,786	0.2
7,815	@	Middleby Corp.	646,457	0.2
6,298		MRC Global, Inc.	178,170	0.0
6,472		MSC Industrial Direct Co.	618,982	0.1
1,205	@	Navistar International Corp.	45,163	0.0
28,721		Nielsen Holdings NV	1,390,384	0.3
8,778		Nordson Corp.	703,908	0.2

See Accompanying Notes to Financial Statements

66

Voya Russell™Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

1,249		NOW, Inc./DE	45,226	0.0
8,584	@	Old Dominion Freight Line	546,629	0.1
44,323		Paccar, Inc.	2,784,814	0.6
14,979		Pall Corp.	1,279,057	0.3
10,830		Parker Hannifin Corp.	1,361,656	0.3
1,821	@	Pentair PLC	131,331	0.0
12,634		Pitney Bowes, Inc.	348,951	0.1
7,042	@	Quanta Services, Inc.	243,512	0.1
18,758		Robert Half International, Inc.	895,507	0.2
18,889		Rockwell Automation, Inc.	2,364,147	0.5
16,305		Rockwell Collins, Inc.	1,274,073	0.3
8,655		Rollins, Inc.	259,650	0.1
6,168		Roper Industries, Inc.	900,590	0.2
2,709		RR Donnelley & Sons Co.	45,945	0.0
14,308	@,L	Seadrill LTD	571,605	0.1
1,114		Snap-On, Inc.	132,031	0.0
84,010		Southwest Airlines Co.	2,256,509	0.5
15,306		Spirit Aerosystems Holdings, Inc.	515,812	0.1
9,922		Spirit Airlines, Inc.	627,467	0.1
2,383		Stanley Black & Decker, Inc.	209,275	0.1
11,555	@	Stericycle, Inc.	1,368,343	0.3
725		Timken Co.	49,184	0.0
7,692		Toro Co.	489,211	0.1
7,221		TransDigm Group, Inc.	1,207,784	0.3
16,188		Trinity Industries, Inc.	707,739	0.2
1,676		Triumph Group, Inc.	117,018	0.0
56,138	@	Tyco International Ltd.	2,559,893	0.6
50,953	@	United Continental Holdings, Inc.	2,092,640	0.5
13,271		United Rentals, Inc.	1,389,872	0.3
12,700	@	USG Corp.	382,651	0.1
240		Valmont Industries, Inc.	36,468	0.0
22,702		Verisk Analytics, Inc.	1,362,574	0.3
7,729	@	WABCO Holdings, Inc.	825,612	0.2
13,160		Wabtec Corp.	1,086,884	0.2
10,262		Waste Connections, Inc.	498,220	0.1
7,953		WW Grainger, Inc.	2,022,209	0.5
18,175		Xylem, Inc.	710,279	0.2
			73,979,234	16.5

		Information Technology: 17.2%
14,994	@,L	3D Systems Corp.	896,641	0.2
44,616		Activision Blizzard, Inc.	994,937	0.2
84,220	@,L	Advanced Micro Devices, Inc.	352,882	0.1
24,283		Akamai Technologies, Inc.	1,482,720	0.3
7,397		Alliance Data Systems Corp.	2,080,406	0.5
15,989		Altera Corp.	555,778	0.1
21,441		Amphenol Corp.	2,065,626	0.5
19,542		Analog Devices, Inc.	1,056,636	0.2
2,922	@	Ansys, Inc.	221,546	0.0
110,947		Applied Materials, Inc.	2,501,855	0.6
17,156		ARRIS Group, Inc.	558,085	0.1
57,450	@	Atmel Corp.	538,306	0.1
24,485	@	Autodesk, Inc.	1,380,464	0.3
34,083	@	Avago Technologies Ltd.	2,456,362	0.5
3,830		Avnet, Inc.	169,707	0.0

9,483		Booz Allen Hamilton Holding Corp.	201,419	0.0
16,461		Broadridge Financial Solutions, Inc. ADR	685,436	0.2
39,504	@	Cadence Design Systems, Inc.	690,925	0.2
11,858		CDW Corp./DE	378,033	0.1
20,235	@	Citrix Systems, Inc.	1,265,699	0.3
8,502		CommScope Holding Co., Inc.	196,651	0.0
1,207		Computer Sciences Corp.	76,282	0.0
6,507		Concur Technologies, Inc.	607,363	0.1
9,116	@	Cree, Inc.	455,344	0.1
8,808		Diebold, Inc.	353,817	0.1
3,353		DST Systems, Inc.	309,046	0.1
1,443		EchoStar Corp.	76,392	0.0
32,866	@	Electronic Arts, Inc.	1,178,903	0.3
6,851	@	Equinix, Inc.	1,439,327	0.3
10,331	@	F5 Networks, Inc.	1,151,287	0.3
5,777		Factset Research Systems, Inc.	694,858	0.2
4,868		Fidelity National Information Services, Inc.	266,474	0.1
9,489	L	FireEye, Inc.	384,779	0.1
34,006		Fiserv, Inc.	2,051,242	0.5
11,315		FleetCor Technologies, Inc.	1,491,317	0.3
13,521		Flir Systems, Inc.	469,584	0.1
18,701	@	Fortinet, Inc.	469,956	0.1
13,227		Freescale Semiconductor Holdings Ltd.	310,834	0.1
12,310	@	Gartner, Inc.	868,101	0.2
2,407	@	Genpact Ltd.	42,195	0.0
9,800		Global Payments, Inc.	713,930	0.2
2,982		Harris Corp.	225,886	0.0
4,186		IAC/InterActiveCorp	289,797	0.1
13,484	@	Informatica Corp.	480,705	0.1
38,732		Intuit, Inc.	3,119,088	0.7
4,537	@,L	IPG Photonics Corp.	312,146	0.1
11,537		Jack Henry & Associates, Inc.	685,644	0.2
14,017	@	Juniper Networks, Inc.	343,977	0.1
20,636		KLA-Tencor Corp.	1,498,999	0.3
5,884		Lam Research Corp.	397,641	0.1
32,277		Linear Technology Corp.	1,519,278	0.3
14,231		LinkedIn Corp.	2,440,190	0.5
35,402		Maxim Integrated Products	1,196,942	0.3
27,324		Microchip Technology, Inc.	1,333,684	0.3
7,556	@	Micros Systems, Inc.	513,052	0.1
6,895		Motorola Solutions, Inc.	459,000	0.1
13,567		National Instruments Corp.	439,435	0.1
2,204	@	NCR Corp.	77,338	0.0
16,311		NetApp, Inc.	595,678	0.1
5,669		NetSuite, Inc.	492,523	0.1
12,493		Nvidia Corp.	231,620	0.1
30,854		ON Semiconductor Corp.	282,006	0.1
7,092		Palo Alto Networks, Inc.	594,664	0.1
39,564		Paychex, Inc.	1,644,280	0.4

See Accompanying Notes to Financial Statements

67

Voya Russell™Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

16,186	@	PTC, Inc.	628,017	0.1
16,004		Rackspace Hosting, Inc.	538,695	0.1
25,836	@	Red Hat, Inc.	1,427,956	0.3
21,903	@	Riverbed Technolgoy, Inc.	451,859	0.1
6,167		Sabre Corp.	123,648	0.0
14,660		Sandisk Corp.	1,530,944	0.3
19,654		ServiceNow, Inc.	1,217,762	0.3
25,862		Skyworks Solutions, Inc.	1,214,480	0.3
8,967		SolarWinds, Inc.	346,664	0.1
9,388		Solera Holdings, Inc.	630,404	0.1
16,132		Splunk, Inc.	892,584	0.2
3,826	@,L	Stratasys Ltd.	434,748	0.1
11,696		SunEdison, Inc.	264,330	0.1
569		SunPower Corp.	23,318	0.0
5,197		Tableau Software, Inc.	370,702	0.1
16,976		Teradata Corp.	682,435	0.2
2,922		Teradyne, Inc.	57,271	0.0
22,191	@	TIBCO Software, Inc.	447,592	0.1
17,683		Total System Services, Inc.	555,423	0.1
35,595	@	Trimble Navigation Ltd.	1,315,235	0.3
65,368		Twitter, Inc.	2,678,127	0.6
16,990		Vantiv, Inc.	571,204	0.1
15,212		VeriFone Holdings, Inc.	559,041	0.1
16,444	@	VeriSign, Inc.	802,632	0.2
73,534		Western Union Co.	1,275,080	0.3
12,780		Workday, Inc.	1,148,411	0.3
36,603		Xilinx, Inc.	1,731,688	0.4
6,934		Yelp, Inc.	531,699	0.1
6,888	@	Zebra Technologies Corp.	567,020	0.1
4,240		Zillow, Inc.	606,023	0.1
			76,939,710	17.2

		Materials: 4.8%
10,135		Airgas, Inc.	1,103,803	0.2
4,417		Albemarle Corp.	315,815	0.1
2,027		Aptargroup, Inc.	135,829	0.0
4,505		Avery Dennison Corp.	230,881	0.1
19,023		Ball Corp.	1,192,362	0.3
572		Cabot Corp.	33,170	0.0
440		Carpenter Technology Corp.	27,830	0.0
1,831		Celanese Corp.	117,697	0.0
4,574		Compass Minerals International, Inc.	437,915	0.1
18,911	@	Crown Holdings, Inc.	941,011	0.2
589		Cytec Industries, Inc.	62,092	0.0
6,829		Eagle Materials, Inc.	643,838	0.1
18,654		Eastman Chemical Co.	1,629,427	0.4
18,166		FMC Corp.	1,293,238	0.3
19,309		Huntsman Corp.	542,583	0.1
11,089		International Flavors & Fragrances, Inc.	1,156,361	0.3
9,159		International Paper Co.	462,255	0.1
6,308	L	Martin Marietta Materials, Inc.	832,971	0.2
1,230		NewMarket Corp.	482,295	0.1
13,532	@	Owens-Illinois, Inc.	468,748	0.1
13,412		Packaging Corp. of America	958,824	0.2
11,608		Platform Specialty Products Corp.	325,372	0.1
684		Rayonier Advanced Materials, Inc.	26,518	0.0

635		Rockwood Holdings, Inc.	48,254	0.0
16,848		RPM International, Inc.	778,041	0.2
6,111		Scotts Miracle-Gro Co.	347,471	0.1
29,462		Sealed Air Corp.	1,006,717	0.2
11,748		Sherwin-Williams Co.	2,430,779	0.5
7,458		Sigma-Aldrich Corp.	756,838	0.2
5,955		Silgan Holdings, Inc.	302,633	0.1
1,806	@	Tahoe Resources, Inc.	47,317	0.0
11,541		Valspar Corp.	879,309	0.2
4,781		Westlake Chemical Corp.	400,457	0.1
8,974	@	WR Grace & Co.	848,312	0.2
			21,266,963	4.8

		Telecommunication Services: 1.7%
45,537		Crown Castle International Corp.	3,381,578	0.7
22,998	@	Level 3 Communications, Inc.	1,009,842	0.2
17,574		SBA Communications Corp.	1,797,820	0.4
18,816		TW Telecom, Inc.	758,473	0.2
76,972		Windstream Holdings, Inc.	766,641	0.2
			7,714,354	1.7

		Utilities: 0.2%
8,208		Calpine Corp.	195,433	0.0
20,301		ITC Holdings Corp.	740,580	0.2
			936,013	0.2
	Total Common Stock (Cost $290,112,399)		443,276,120	99.1

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.0%
		Securities Lending Collateralcc(1): 1.7%
1,187,395		Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $1,187,399, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,211,143, due 07/15/14-04/20/64)	1,187,395	0.3
1,807,058		Daiwa Capital Markets, Repurchase Agreement dated 06/30/14, 0.14%, due 07/01/14 (Repurchase Amount $1,807,065, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,843,199, due 01/01/17-03/01/48)	1,807,058	0.4

See Accompanying Notes to Financial Statements

68

Voya Russell™Mid Cap Growth Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

1,807,058	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $1,807,061, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $1,843,205, due 07/10/14-08/15/42)	1,807,058	0.4
1,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Securities, 0.750%-6.125%, Market Value plus accrued interest $1,020,000, due 12/31/17-04/15/28)	1,000,000	0.2
1,807,058	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,807,063, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,843,199, due 07/01/14-07/15/56)	1,807,058	0.4
		7,608,569	1.7

Shares		Value	Percentage of Net Assets
		Mutual Funds: 0.3%
1,258,001	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $1,258,001)	1,258,001	0.3

	Total Short-Term Investments (Cost $8,866,570)	8,866,570	2.0

	Total Investments in Securities (Cost $298,978,969)	$452,142,690	101.1
	Liabilities in Excess of Other Assets	(4,724,581)	(1.1)
	Net Assets	$447,418,109	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
@	Non-income producing security

ADR	American Depositary Receipt

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $299,522,840.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$155,207,883
Gross Unrealized Depreciation	(2,588,033)

Net Unrealized Appreciation	$152,619,850

See Accompanying Notes to Financial Statements

69

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.8%
		Consumer Discretionary: 16.9%
24,043		Aaron's, Inc.	856,893	0.0
27,085		Abercrombie & Fitch Co.	1,171,426	0.1
64,907		ADT Corp.	2,267,851	0.1
27,174		Advance Auto Parts, Inc.	3,666,316	0.2
50,308		Allison Transmission Holdings, Inc.	1,564,579	0.1
22,217		AMC Networks, Inc.	1,366,123	0.1
36,085	@	Apollo Group, Inc. - Class A	1,127,656	0.0
15,763		ARAMARK Holdings Corp.	407,946	0.0
48,504	@	Ascena Retail Group, Inc.	829,418	0.0
27,072	@	Autonation, Inc.	1,615,657	0.1
12,143	@	Autozone, Inc.	6,511,562	0.3
14,636	@	Bally Technologies, Inc.	961,878	0.0
75,977	@	Bed Bath & Beyond, Inc.	4,359,560	0.2
106,956		Best Buy Co., Inc.	3,316,706	0.1
21,665		Big Lots, Inc.	990,090	0.0
85,121		BorgWarner, Inc.	5,549,038	0.2
24,201		Brinker International, Inc.	1,177,379	0.1
39,387		Burger King Worldwide Inc.	1,072,114	0.0
18,611		Cabela's, Inc.	1,161,326	0.1
72,816		Cablevision Systems Corp.	1,285,202	0.1
82,072	@	Carmax, Inc.	4,268,565	0.2
20,005		Carter's, Inc.	1,378,945	0.1
8,389		CBS Outdoor Americas, Inc.	274,153	0.0
29,545		Charter Communications, Inc.	4,679,337	0.2
57,037		Chico's FAS, Inc.	967,348	0.0
11,573		Chipotle Mexican Grill, Inc.	6,857,118	0.3
12,980		Choice Hotels International, Inc.	611,488	0.0
42,970		Cinemark Holdings, Inc.	1,519,419	0.1
15,705		Clear Channel Outdoor Holdings, Inc.	128,467	0.0
102,101		Coach, Inc.	3,490,833	0.1
26,186		Coty, Inc - Class A	448,566	0.0
28,178		CST Brands, Inc.	972,141	0.0
49,271		Darden Restaurants, Inc.	2,279,769	0.1
12,900	@	Deckers Outdoor Corp.	1,113,657	0.0
23,636		DeVry, Inc.	1,000,748	0.0
35,957		Dick's Sporting Goods, Inc.	1,674,158	0.1
9,531		Dillard's, Inc.	1,111,410	0.0
85,478		Discovery Communications, Inc. - Class A	6,349,306	0.3
79,406	@	Dish Network Corp. - Class A	5,167,742	0.2

115,431		Dollar General Corp.	6,621,122	0.3
76,989	@	Dollar Tree, Inc.	4,192,821	0.2
20,724		Domino's Pizza, Inc.	1,514,717	0.1
107,046		D.R. Horton, Inc.	2,631,191	0.1
27,869		DreamWorks Animation SKG, Inc.	648,233	0.0
27,958		DSW, Inc.	781,147	0.0
39,620		Dunkin' Brands Group, Inc.	1,814,992	0.1
37,676		Expedia, Inc.	2,967,362	0.1
35,633		Family Dollar Stores, Inc.	2,356,767	0.1
54,285		Foot Locker, Inc.	2,753,335	0.1
17,361	@	Fossil Group, Inc.	1,814,572	0.1
42,682		GameStop Corp.	1,727,341	0.1
84,433		Gannett Co., Inc.	2,643,597	0.1
98,537		Gap, Inc.	4,096,183	0.2
48,585	@,L	Garmin Ltd.	2,958,826	0.1
54,297		Gentex Corp.	1,579,500	0.1
57,202		Genuine Parts Co.	5,022,336	0.2
33,894		GNC Holdings, Inc.	1,155,785	0.1
92,522		Goodyear Tire & Rubber Co.	2,570,261	0.1
1,657		Graham Holdings Co.	1,189,908	0.1
178,985		Groupon, Inc.	1,184,881	0.1
102,128		H&R Block, Inc.	3,423,331	0.1
37,087		Hanesbrands, Inc.	3,650,844	0.2
81,327		Harley-Davidson, Inc.	5,680,691	0.2
25,351		Harman International Industries, Inc.	2,723,458	0.1
43,076		Hasbro, Inc.	2,285,182	0.1
50,377		Hilton Worldwide Holdings, Inc.	1,173,784	0.1
34,804		HomeAway, Inc.	1,211,875	0.1
15,453		Hyatt Hotels Corp.	942,324	0.0
91,935		International Game Technology	1,462,686	0.1
157,736		Interpublic Group of Cos., Inc.	3,077,429	0.1
48,025	@	Jarden Corp.	2,850,284	0.1
113,372	@,L	JC Penney Co., Inc.	1,026,017	0.0
16,411		John Wiley & Sons, Inc.	994,342	0.0
47,145	@	Kate Spade & Co.	1,798,110	0.1
77,647		Kohl's Corp.	4,090,444	0.2
90,496		L Brands, Inc.	5,308,495	0.2
29,573		Lamar Advertising Co.	1,567,369	0.1
30,273		Lear Corp.	2,703,984	0.1
51,634		Leggett & Platt, Inc.	1,770,014	0.1
66,260		Lennar Corp.	2,781,595	0.1
35,333		Liberty Media Corp.	4,829,314	0.2
182,759	@	Liberty Media Corp. - Interactive	5,365,804	0.2
27,425		Liberty Ventures	2,023,965	0.1
29,945	L	Lions Gate Entertainment Corp.	855,828	0.0
53,800		Live Nation, Inc.	1,328,322	0.1
112,411	@	LKQ Corp.	3,000,250	0.1
134,710		Macy's, Inc.	7,815,874	0.3
22,995		The Madison Square Garden, Inc.	1,436,038	0.1
82,500		Marriott International, Inc.	5,288,250	0.2
126,328		Mattel, Inc.	4,923,002	0.2
101,358		McGraw-Hill Cos., Inc.	8,415,755	0.4

See Accompanying Notes to Financial Statements

70

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

138,892	@	MGM Resorts International	3,666,749	0.2
76,063		Michael Kors Holdings Ltd.	6,742,985	0.3
22,868	@	Mohawk Industries, Inc.	3,163,559	0.1
7,203		Morningstar, Inc.	517,247	0.0
17,403		Murphy USA, Inc.	850,833	0.0
22,323	@	NetFlix, Inc.	9,835,514	0.4
103,012		Newell Rubbermaid, Inc.	3,192,342	0.1
185,221		News Corp - Class A	3,322,865	0.1
51,607		Nordstrom, Inc.	3,505,663	0.1
33,689	@	Norwegian Cruise Line Holdings Ltd.	1,067,941	0.0
1,646	@	NVR, Inc.	1,893,888	0.1
96,221		Omnicom Group, Inc.	6,852,860	0.3
39,504	@	O'Reilly Automotive, Inc.	5,949,302	0.3
76,480		Pandora Media, Inc.	2,256,160	0.1
9,119	@	Panera Bread Co.	1,366,300	0.1
15,853		Penske Auto Group, Inc.	784,723	0.0
36,926		Petsmart, Inc.	2,208,175	0.1
24,529		Polaris Industries, Inc.	3,194,657	0.1
140,975		Pulte Homes, Inc.	2,842,056	0.1
30,643		PVH Corp.	3,572,974	0.2
21,982		Ralph Lauren Corp.	3,532,288	0.1
30,761		Regal Entertainment Group	649,057	0.0
79,105		Ross Stores, Inc.	5,231,214	0.2
61,822	@	Royal Caribbean Cruises Ltd.	3,437,303	0.1
60,271	@	Sally Beauty Holdings, Inc.	1,511,597	0.1
39,357		Scripps Networks Interactive - Class A	3,193,427	0.1
9,945	L	Sears Holding Corp.	397,402	0.0
25,308		SeaWorld Entertainment, Inc.	716,976	0.0
79,460		Service Corp. International	1,646,411	0.1
29,920	@	Signet Jewelers Ltd.	3,308,853	0.1
1,026,652	@	Sirius XM Holdings, Inc.	3,552,216	0.2
27,117		Six Flags Entertainment Corp.	1,153,828	0.0
240,778		Staples, Inc.	2,610,034	0.1
71,488		Starwood Hotels & Resorts Worldwide, Inc.	5,777,660	0.2
34,845	@	Starz	1,038,033	0.0
12,041		Taylor Morrison Home Corp.	269,959	0.0
22,636	@	Tempur Sealy International, Inc.	1,351,369	0.1
35,391		Tesla Motors, Inc.	8,495,963	0.4
17,122		Thor Industries, Inc.	973,728	0.0
42,006		Tiffany & Co.	4,211,101	0.2
66,170	@	Toll Brothers, Inc.	2,441,673	0.1
51,559		Tractor Supply Co.	3,114,164	0.1
41,476		TripAdvisor, Inc.	4,506,782	0.2
41,255		TRW Automotive Holdings Corp.	3,693,148	0.2
18,799		Tupperware Corp.	1,573,476	0.1
23,943	@	Ulta Salon Cosmetics & Fragrance, Inc.	2,188,630	0.1
64,432		Under Armour, Inc.	3,833,060	0.2

39,852	@	Urban Outfitters, Inc.	1,349,389	0.1
128,470		VF Corp.	8,093,610	0.3
18,019		Visteon Corp.	1,748,023	0.1
102,486		Wendy's Company	874,206	0.0
28,941		Whirlpool Corp.	4,029,166	0.2
35,049		Williams-Sonoma, Inc.	2,515,817	0.1
47,413		Wyndham Worldwide Corp.	3,590,112	0.2
30,176		Wynn Resorts Ltd.	6,263,331	0.3
4,932	L	zulily, Inc.	201,965	0.0
			403,443,191	16.9

		Consumer Staples: 5.5%
161,811		Avon Products, Inc.	2,364,059	0.1
57,281		Brown-Forman Corp.	5,394,152	0.2
54,804	@	Bunge Ltd.	4,145,375	0.2
64,683		Campbell Soup Co.	2,963,128	0.1
50,596		Church & Dwight Co., Inc.	3,539,190	0.1
47,890		Clorox Co.	4,377,146	0.2
93,606		Coca-Cola Enterprises, Inc.	4,472,495	0.2
156,798		ConAgra Foods, Inc.	4,653,765	0.2
59,731	@	Constellation Brands, Inc.	5,264,093	0.2
73,111		Dr Pepper Snapple Group, Inc.	4,282,842	0.2
22,954		Energizer Holdings, Inc.	2,801,077	0.1
63,978		Flowers Foods, Inc.	1,348,656	0.1
18,650		Hain Celestial Group, Inc.	1,655,001	0.1
30,276	@,L	Herbalife Ltd.	1,954,013	0.1
55,674		Hershey Co.	5,420,977	0.2
43,661		Hillshire Brands Co.	2,720,080	0.1
49,842		Hormel Foods Corp.	2,459,703	0.1
27,762		Ingredion, Inc.	2,083,261	0.1
38,599		JM Smucker Co.	4,113,495	0.2
52,669		Keurig Green Mountain, Inc.	6,563,084	0.3
189,755		Kroger Co.	9,379,590	0.4
134,988		Lorillard, Inc.	8,230,218	0.3
48,584		McCormick & Co., Inc.	3,478,129	0.1
75,255		Mead Johnson Nutrition Co.	7,011,508	0.3
50,626		Molson Coors Brewing Co.	3,754,424	0.2
53,309	@	Monster Beverage Corp.	3,786,538	0.2
21,944		Nu Skin Enterprises, Inc.	1,622,978	0.1
23,535	@	Pilgrim's Pride Corp.	643,918	0.0
20,266		Pinnacle Foods, Inc.	666,751	0.0
363,059	@	Rite Aid Corp.	2,603,133	0.1
85,777		Safeway, Inc.	2,945,582	0.1
7,909		Spectrum Brands Holdings, Inc.	680,411	0.0
36,396		Sprouts Farmers Market, Inc.	1,190,877	0.1
99,949		Tyson Foods, Inc.	3,752,086	0.2
64,751		WhiteWave Foods Co.	2,095,990	0.1
136,865		Whole Foods Market, Inc.	5,287,095	0.2
			129,704,820	5.5

See Accompanying Notes to Financial Statements

71

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

		Energy: 6.5%
19,754		Antero Resources Corp.	1,296,455	0.1
19,049		Athlon Energy, Inc.	908,637	0.0
23,955	@	Atwood Oceanics, Inc.	1,257,158	0.1
155,364		Cabot Oil & Gas Corp.	5,304,127	0.2
76,027	@	Cameron International Corp.	5,147,788	0.2
88,567	@	Cheniere Energy, Inc.	6,350,254	0.3
196,096		Chesapeake Energy Corp.	6,094,664	0.3
32,412		Cimarex Energy Co.	4,649,825	0.2
130,720		Cobalt International Energy, Inc.	2,398,712	0.1
41,958		Concho Resources, Inc.	6,062,931	0.3
85,615		Consol Energy, Inc.	3,944,283	0.2
16,013	L	Continental Resources, Inc.	2,530,695	0.1
5,834	L	CVR Energy, Inc.	281,140	0.0
130,909		Denbury Resources, Inc.	2,416,580	0.1
24,976		Diamond Offshore Drilling	1,239,559	0.1
28,479		Dresser-Rand Group, Inc.	1,814,967	0.1
15,209	@	Dril-Quip, Inc.	1,661,431	0.1
12,267		EP Energy Corp.	282,754	0.0
56,514		EQT Corp.	6,041,347	0.3
87,583	@	FMC Technologies, Inc.	5,348,694	0.2
12,780		Frank's International N.V.	314,388	0.0
16,299	@	Golar LNG Ltd.	979,570	0.0
31,802	@	Gulfport Energy Corp.	1,997,166	0.1
35,979		Helmerich & Payne, Inc.	4,177,522	0.2
73,998		HollyFrontier Corp.	3,232,973	0.1
39,305		Kosmos Energy, LLC	441,395	0.0
28,899		Laredo Petroleum, Inc.	895,291	0.0
66,810		Murphy Oil Corp.	4,441,529	0.2
110,722	@	Nabors Industries Ltd.	3,251,905	0.1
50,793	@	Newfield Exploration Co.	2,245,051	0.1
134,338		Noble Energy, Inc.	10,405,821	0.4
37,656		Oasis Petroleum, Inc.	2,104,594	0.1
40,203		Oceaneering International, Inc.	3,141,060	0.1
17,473		Oil States International, Inc.	1,119,845	0.0
77,415		Oneok, Inc.	5,270,413	0.2
53,778		Patterson-UTI Energy, Inc.	1,879,003	0.1
25,691		PBF Energy, Inc.	684,665	0.0
101,037		Peabody Energy Corp.	1,651,955	0.1
67,056		QEP Resources, Inc.	2,313,432	0.1
61,025		Range Resources Corp.	5,306,124	0.2
18,747		Rice Energy, Inc.	570,846	0.0
46,294		Rowan Companies PLC	1,478,167	0.1
22,912		RPC, Inc.	538,203	0.0
184,105	L	SandRidge Energy, Inc.	1,316,351	0.1
24,968		SM Energy Co.	2,099,809	0.1
15,811	L	Solar City	1,116,257	0.0

131,476	@	Southwestern Energy Co.	5,980,843	0.2
58,339		Superior Energy Services	2,108,371	0.1
14,048		Targa Resources Corp.	1,960,679	0.1
16,937	@	Teekay Corp.	1,054,328	0.0
48,136		Tesoro Corp.	2,824,139	0.1
18,511		Tidewater, Inc.	1,039,393	0.0
57,000	@	Ultra Petroleum Corp.	1,692,330	0.1
18,472	@	Unit Corp.	1,271,428	0.1
53,893	L	United States Steel Corp.	1,403,374	0.1
44,306	@	Whiting Petroleum Corp.	3,555,556	0.1
26,824		World Fuel Services Corp.	1,320,546	0.1
75,280		WPX Energy, Inc.	1,799,945	0.1
			154,016,268	6.5

		Financials: 19.1%
20,581	@	Affiliated Managers Group, Inc.	4,227,337	0.2
26,684		Alexandria Real Estate Equities, Inc.	2,071,746	0.1
6,133	@	Alleghany Corp.	2,686,990	0.1
36,702		Allied World Assurance Co. Holdings Ltd.	1,395,410	0.1
100,657		Ally Financial, Inc.	2,406,709	0.1
39,084		American Campus Communities, Inc.	1,494,572	0.1
131,357		American Capital Agency Corp.	3,075,067	0.1
26,985		American Financial Group, Inc.	1,607,227	0.1
51,987		American Homes 4 Rent	923,289	0.0
2,721		American National Insurance	310,738	0.0
338,072		American Realty Capital Properties, Inc.	4,236,042	0.2
70,709		Ameriprise Financial, Inc.	8,485,080	0.4
352,809		Annaly Capital Management, Inc.	4,032,607	0.2
110,468	@	Aon PLC	9,952,062	0.4
54,378		Apartment Investment & Management Co.	1,754,778	0.1
49,922	@	Arch Capital Group Ltd.	2,867,520	0.1
58,497		Arthur J. Gallagher & Co.	2,725,960	0.1
10,232		Artisan Partners Asset Management, Inc.	579,950	0.0
24,384	@	Aspen Insurance Holdings Ltd.	1,107,521	0.0
59,414		Associated Banc-Corp.	1,074,205	0.0
26,667		Assurant, Inc.	1,748,022	0.1
66,910	@	Assured Guaranty Ltd.	1,639,295	0.1
48,257		AvalonBay Communities, Inc.	6,861,663	0.3
40,123	@	Axis Capital Holdings Ltd.	1,776,646	0.1
16,561		Bank of Hawaii Corp.	971,965	0.0
37,861		BankUnited, Inc.	1,267,586	0.1
71,731		BioMed Realty Trust, Inc.	1,565,888	0.1
10,121		BOK Financial Corp.	674,059	0.0
56,991		Boston Properties, Inc.	6,735,196	0.3

See Accompanying Notes to Financial Statements

72

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

58,535		Brandywine Realty Trust	913,146	0.0
17,877		Brixmor Property Group, Inc.	410,277	0.0
44,933		Brown & Brown, Inc.	1,379,892	0.1
31,849		Camden Property Trust	2,266,056	0.1
62,032		CBL & Associates Properties, Inc.	1,178,608	0.0
31,994		CBOE Holdings, Inc.	1,574,425	0.1
104,331	@	CBRE Group, Inc.	3,342,765	0.1
382,472		Chimera Investment Corp.	1,220,086	0.1
60,892		Cincinnati Financial Corp.	2,925,252	0.1
72,054		CIT Group, Inc.	3,297,191	0.1
17,709		City National Corp.	1,341,634	0.1
9,889		CNA Financial Corp.	399,713	0.0
46,564		Columbia Property Trust, Inc.	1,211,130	0.0
67,667		Comerica, Inc.	3,394,177	0.1
30,314		Commerce Bancshares, Inc.	1,409,601	0.1
44,136		CommonWealth REIT	1,161,660	0.0
32,646		Corporate Office Properties Trust SBI MD	907,885	0.0
43,328		Corrections Corp. of America	1,423,325	0.1
19,703		Cullen/Frost Bankers, Inc.	1,564,812	0.1
112,205		DDR Corp.	1,978,174	0.1
50,405		Digital Realty Trust, Inc.	2,939,620	0.1
53,522		Douglas Emmett, Inc.	1,510,391	0.1
122,706		Duke Realty Corp.	2,228,341	0.1
107,402	@	E*Trade Financial Corp.	2,283,367	0.1
53,405		East-West Bancorp., Inc.	1,868,641	0.1
44,775		Eaton Vance Corp.	1,692,047	0.1
16,616	@	Endurance Specialty Holdings Ltd.	857,219	0.0
31,004		Equity Lifestyle Properties, Inc.	1,369,137	0.1
9,106		Erie Indemnity Co.	685,318	0.0
23,281		Essex Property Trust, Inc.	4,304,890	0.2
17,163	@	Everest Re Group Ltd.	2,754,490	0.1
43,183		Extra Space Storage, Inc.	2,299,495	0.1
25,048		Federal Realty Investment Trust	3,028,804	0.1
34,934		Federated Investors, Inc.	1,080,159	0.0
103,107		Fidelity National Financial, Inc.	3,377,785	0.1
316,658		Fifth Third Bancorp.	6,760,648	0.3
88,049		First Horizon National Corp.	1,044,261	0.0
132,433		First Niagara Financial Group, Inc.	1,157,464	0.0
51,234		First Republic Bank	2,817,358	0.1
61,222	@	Forest City Enterprises, Inc.	1,216,481	0.0
70,336		Fulton Financial Corp.	871,463	0.0
31,416		Gaming and Leisure Properties, Inc.	1,067,202	0.0

211,159		General Growth Properties, Inc.	4,974,906	0.2
184,838	@	Genworth Financial, Inc.	3,216,181	0.1
16,390		Hanover Insurance Group, Inc.	1,035,029	0.0
167,474		Hartford Financial Services Group, Inc.	5,997,244	0.3
37,200		HCC Insurance Holdings, Inc.	1,820,568	0.1
170,593		HCP, Inc.	7,059,138	0.3
114,365		Health Care Real Estate Investment Trust, Inc.	7,167,255	0.3
88,317		Healthcare Trust of America, Inc.	1,063,337	0.0
21,286		Home Properties, Inc.	1,361,453	0.1
55,770		Hospitality Properties Trust	1,695,408	0.1
281,877		Host Hotels & Resorts, Inc.	6,204,113	0.3
14,755		Howard Hughes Corp.	2,328,782	0.1
196,818		Hudson City Bancorp., Inc.	1,934,721	0.1
308,268		Huntington Bancshares, Inc.	2,940,877	0.1
20,095		Interactive Brokers Group, Inc.	468,013	0.0
42,883		Intercontinental Exchange, Inc.	8,100,599	0.3
161,130		Invesco Ltd.	6,082,658	0.3
16,602		Jones Lang LaSalle, Inc.	2,098,327	0.1
328,872		Keycorp	4,712,736	0.2
30,604		Kilroy Realty Corp.	1,906,017	0.1
152,844		Kimco Realty Corp.	3,512,355	0.1
46,025	@	Lazard Ltd.	2,373,049	0.1
38,659		Legg Mason, Inc.	1,983,593	0.1
137,274		Leucadia National Corp.	3,599,324	0.2
54,994		Liberty Property Trust	2,085,922	0.1
98,191		Lincoln National Corp.	5,050,945	0.2
121,260		Loews Corp.	5,336,653	0.2
32,556		LPL Financial Holdings, Inc.	1,619,335	0.1
48,970		M&T Bank Corp.	6,074,729	0.3
52,403		Macerich Co.	3,497,900	0.1
5,204	@	Markel Corp.	3,411,951	0.1
52,780	@	MBIA, Inc.	582,691	0.0
10,019		Mercury General Corp.	471,294	0.0
136,388		MFA Mortgage Investments, Inc.	1,119,745	0.0
27,942		Mid-America Apartment Communities, Inc.	2,041,163	0.1
70,390		Moody's Corp.	6,170,387	0.3
43,478		MSCI, Inc. - Class A	1,993,466	0.1
43,472		Nasdaq Stock Market, Inc.	1,678,889	0.1
45,881		National Retail Properties, Inc.	1,706,314	0.1
7,820	L	Nationstar Mortgage Holdings, Inc.	283,866	0.0
157,421		Navient Corp.	2,787,926	0.1
164,769	L	New York Community Bancorp., Inc.	2,633,009	0.1
88,071		Northern Trust Corp.	5,655,039	0.2

See Accompanying Notes to Financial Statements

73

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

136,661		Northstar Realty Finance Corp.	2,375,168	0.1
39,621	@	Ocwen Financial Corp.	1,469,939	0.1
97,006		Old Republic International Corp.	1,604,479	0.1
46,956		Omega Healthcare Investors, Inc.	1,730,798	0.1
37,970		PacWest Bancorp	1,639,165	0.1
18,818	@	PartnerRe Ltd.	2,055,114	0.1
115,435		People's United Financial, Inc.	1,751,149	0.1
57,421		Piedmont Office Realty Trust, Inc.	1,087,554	0.0
65,949		Plum Creek Timber Co., Inc.	2,974,300	0.1
38,546	@	Popular, Inc.	1,317,502	0.1
20,225		Post Properties, Inc.	1,081,229	0.0
109,550		Principal Financial Group, Inc.	5,530,084	0.2
22,116		ProAssurance Corp.	981,950	0.0
220,457		Progressive Corp.	5,590,790	0.2
186,082		ProLogis, Inc.	7,646,109	0.3
29,373		Protective Life Corp.	2,036,430	0.1
46,495		Raymond James Financial, Inc.	2,358,691	0.1
47,112		Rayonier, Inc.	1,674,832	0.1
54,427		Realogy Holdings Corp.	2,052,442	0.1
82,432		Realty Income Corp.	3,661,629	0.2
34,399		Regency Centers Corp.	1,915,336	0.1
513,435		Regions Financial Corp.	5,452,680	0.2
25,718		Reinsurance Group of America, Inc.	2,029,150	0.1
15,093	@	RenaissanceRe Holdings Ltd.	1,614,951	0.1
88,148		Retail Properties of America, Inc.	1,355,716	0.1
32,634		Santander Consumer USA Holdings, Inc.	634,405	0.0
49,437		SEI Investments Co.	1,620,051	0.1
75,882		Senior Housing Properties Trust	1,843,174	0.1
17,719		Signature Bank	2,235,783	0.1
35,549		SL Green Realty Corp.	3,889,416	0.2
157,500		SLM Corp.	1,308,825	0.1
148,397		Spirit Realty Capital, Inc.	1,685,790	0.1
16,270		Stancorp Financial Group, Inc.	1,041,280	0.0
82,464		Starwood Property Trust, Inc.	1,960,169	0.1
198,407		SunTrust Bank	7,948,184	0.3
18,778	@	SVB Financial Group	2,189,890	0.1
51,753		Synovus Financial Corp.	1,261,738	0.1
97,842		T. Rowe Price Group, Inc.	8,258,843	0.3
33,856		Tanger Factory Outlet Centers, Inc.	1,183,944	0.0
23,551		Taubman Centers, Inc.	1,785,401	0.1
62,007		TCF Financial Corp.	1,015,055	0.0
100,109		TD Ameritrade Holding Corp.	3,138,417	0.1
28,084	@	TFS Financial Corp.	400,478	0.0
32,704		Torchmark Corp.	2,679,112	0.1

136,246		Two Harbors Investment Corp.	1,427,858	0.1
93,655		UDR, Inc.	2,681,343	0.1
95,857		UnumProvident Corp.	3,331,989	0.1
33,778		Validus Holdings Ltd.	1,291,671	0.1
109,612		Ventas, Inc.	7,026,129	0.3
69,781		Vornado Realty Trust	7,447,726	0.3
53,539	**	Voya Financial, Inc.	1,945,607	0.1
31,721		Waddell & Reed Financial, Inc.	1,985,417	0.1
57,889		Washington Prime Group, Inc.	1,084,840	0.0
45,474		Weingarten Realty Investors	1,493,366	0.1
217,837		Weyerhaeuser Co.	7,208,226	0.3
2,299		White Mountains Insurance Group Ltd.	1,398,804	0.1
37,005		WP Carey, Inc.	2,383,122	0.1
37,347		WR Berkley Corp.	1,729,540	0.1
101,092	@	XL Group PLC	3,308,741	0.1
68,883		Zions Bancorp.	2,029,982	0.1
			455,447,930	19.1

		Health Care: 10.8%
124,157		Agilent Technologies, Inc.	7,131,578	0.3
30,759		Alere, Inc.	1,151,002	0.1
30,410		Align Technology, Inc.	1,704,176	0.1
53,821	@	Alkermes PLC	2,708,811	0.1
66,854	@	Allscripts Healthcare Solutions, Inc.	1,073,007	0.0
24,720		Alnylam Pharmaceuticals, Inc.	1,561,562	0.1
84,108		AmerisourceBergen Corp.	6,111,287	0.3
14,095		Athenahealth, Inc.	1,763,707	0.1
54,343		BioMarin Pharmaceuticals, Inc.	3,380,678	0.1
7,733	@	Bio-Rad Laboratories, Inc.	925,717	0.0
492,425	@	Boston Scientific Corp.	6,288,267	0.3
46,674	@	Brookdale Senior Living, Inc.	1,556,111	0.1
40,986		Bruker BioSciences Corp.	994,730	0.0
126,680		Cardinal Health, Inc.	8,685,181	0.4
77,202		CareFusion Corp.	3,423,909	0.1
77,031	@	Catamaran Corp.	3,401,689	0.1
21,494	@	Centene Corp.	1,625,161	0.1
110,957		Cerner Corp.	5,723,162	0.2
18,031		Charles River Laboratories International, Inc.	965,019	0.0
100,025		Cigna Corp.	9,199,299	0.4
42,916	@	Community Health Systems, Inc.	1,947,099	0.1
17,827		Cooper Cos., Inc.	2,416,093	0.1
21,384		Covance, Inc.	1,830,043	0.1
28,401		CR Bard, Inc.	4,061,627	0.2
28,030		Cubist Pharmaceuticals, Inc.	1,957,055	0.1
66,175		DaVita, Inc.	4,785,776	0.2
52,806		Dentsply International, Inc.	2,500,364	0.1
39,277	@	Edwards Lifesciences Corp.	3,371,538	0.1
56,688		Endo International PLC	3,969,294	0.2

See Accompanying Notes to Financial Statements

74

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

30,192		Envision Healthcare Holdings, Inc.	1,084,195	0.0
89,534	@	Forest Laboratories, Inc.	8,863,866	0.4
121,537	@	HCA Holdings, Inc.	6,852,256	0.3
29,883		Health Net, Inc.	1,241,340	0.1
31,794	@	Henry Schein, Inc.	3,772,994	0.2
21,286		Hill-Rom Holdings, Inc.	883,582	0.0
89,448	@	Hologic, Inc.	2,267,507	0.1
62,229		Hospira, Inc.	3,196,704	0.1
57,631		Humana, Inc.	7,360,631	0.3
19,113	@	Idexx Laboratories, Inc.	2,552,923	0.1
47,812	@	Illumina, Inc.	8,536,354	0.4
27,838		IMS Health Holdings, Inc.	714,880	0.0
53,849	@	Incyte Corp., Ltd.	3,039,238	0.1
4,644		Intercept Pharmaceuticals, Inc.	1,098,910	0.0
14,300	@	Intuitive Surgical, Inc.	5,888,740	0.2
22,119		Jazz Pharmaceuticals PLC	3,251,714	0.1
31,584	@	Laboratory Corp. of America Holdings	3,234,202	0.1
16,561		LifePoint Hospitals, Inc.	1,028,438	0.0
21,746		Mallinckrodt PLC - W/I	1,740,115	0.1
28,504	@	Medivation, Inc.	2,197,088	0.1
37,309		Mednax, Inc.	2,169,518	0.1
10,881		Mettler Toledo International, Inc.	2,754,852	0.1
139,176	@	Mylan Laboratories	7,175,915	0.3
27,834	@,L	Myriad Genetics, Inc.	1,083,299	0.0
36,876		Omnicare, Inc.	2,454,835	0.1
31,997		Patterson Cos., Inc.	1,264,201	0.1
42,138		PerkinElmer, Inc.	1,973,744	0.1
49,822	@	Perrigo Co. PLC	7,262,055	0.3
22,670	@	Pharmacyclics, Inc.	2,033,726	0.1
12,034		Premier, Inc.	348,986	0.0
86,968	@	Qiagen NV	2,126,368	0.1
53,804		Quest Diagnostics	3,157,757	0.1
22,708		Questcor Pharmaceuticals, Inc.	2,100,263	0.1
21,063		Quintiles Transnational Holdings, Inc.	1,122,447	0.0
52,238	L	Resmed, Inc.	2,644,810	0.1
23,610	@	Salix Pharmaceuticals Ltd.	2,912,293	0.1
37,672		Seattle Genetics, Inc.	1,440,954	0.1
21,469	@	Sirona Dental Systems, Inc.	1,770,334	0.1
105,837		St. Jude Medical, Inc.	7,329,212	0.3
13,776		Techne Corp.	1,275,244	0.1
15,402		Teleflex, Inc.	1,626,451	0.1
36,386	@	Tenet Healthcare Corp.	1,707,959	0.1
17,853	@	United Therapeutics Corp.	1,579,812	0.1
33,097		Universal Health Services, Inc.	3,169,369	0.1
38,707	@	Varian Medical Systems, Inc.	3,218,100	0.1
32,859	@	VCA, Inc.	1,153,022	0.1
14,062	L	Veeva Systems, Inc.	357,878	0.0
87,939	@	Vertex Pharmaceuticals, Inc.	8,326,065	0.4
31,566	@	Waters Corp.	3,296,753	0.1
62,484		Zimmer Holdings, Inc.	6,489,588	0.3

186,543		Zoetis, Inc.	6,019,743	0.3
			256,364,172	10.8

		Industrials: 13.3%
16,082		Acuity Brands, Inc.	2,223,336	0.1
36,985		Aecom Technology Corp.	1,190,917	0.0
34,993		AGCO Corp.	1,967,306	0.1
37,939		Air Lease Corp.	1,463,687	0.1
25,601		Alaska Air Group, Inc.	2,433,375	0.1
35,933	@	Allegion Public Ltd.	2,036,682	0.1
11,856		Alliant Techsystems, Inc.	1,587,756	0.1
2,729		Amerco, Inc.	793,484	0.0
91,334		Ametek, Inc.	4,774,942	0.2
28,144		AO Smith Corp.	1,395,380	0.1
16,864	@	Armstrong World Industries, Inc.	968,500	0.0
39,266	@	Avis Budget Group, Inc.	2,343,788	0.1
41,048		Babcock & Wilcox Co.	1,332,418	0.0
39,184		BE Aerospace, Inc.	3,624,128	0.1
23,861		Carlisle Cos., Inc.	2,066,840	0.1
55,272		CH Robinson Worldwide, Inc.	3,525,801	0.1
36,702		Chicago Bridge & Iron Co. NV	2,503,076	0.1
37,443		Cintas Corp.	2,379,128	0.1
22,618	@	Clean Harbors, Inc.	1,453,206	0.1
35,489		Colfax Corp.	2,645,350	0.1
21,256		Con-way, Inc.	1,071,515	0.0
12,429	@	Copa Holdings S.A.	1,772,003	0.1
41,870	@	Copart, Inc.	1,505,645	0.1
10,716		CoStar Group, Inc.	1,694,950	0.1
40,217		Covanta Holding Corp.	828,872	0.0
18,123		Crane Co.	1,347,626	0.1
53,247		Donaldson Co., Inc.	2,253,413	0.1
61,997		Dover Corp.	5,638,627	0.2
13,790		Dun & Bradstreet Corp.	1,519,658	0.1
45,430		Equifax, Inc.	3,295,492	0.1
70,532		Exelis, Inc.	1,197,633	0.0
73,507		Expeditors International Washington, Inc.	3,246,069	0.1
110,507		Fastenal Co.	5,468,991	0.2
51,138		Flowserve Corp.	3,802,110	0.2
59,254		Fluor Corp.	4,556,633	0.2
61,839		Fortune Brands Home & Security, Inc.	2,469,231	0.1
37,137		Foster Wheeler AG	1,265,258	0.0
17,141		GATX Corp.	1,147,419	0.0
19,383	@	Genesee & Wyoming, Inc.	2,035,215	0.1
22,578		Graco, Inc.	1,762,890	0.1
39,514		HD Supply Holdings, Inc	1,121,802	0.0
166,738		Hertz Global Holdings, Inc.	4,673,666	0.2
36,431	@	Hexcel Corp.	1,490,028	0.1
22,044		Hubbell, Inc.	2,714,719	0.1
18,281		Huntington Ingalls Industries, Inc.	1,729,200	0.1
30,017		IDEX Corp.	2,423,573	0.1
25,345		IHS, Inc.	3,438,556	0.1
100,661	@	Ingersoll-Rand PLC - Class A	6,292,319	0.3
63,784		Iron Mountain, Inc.	2,261,143	0.1
34,139		ITT Corp.	1,642,086	0.1

See Accompanying Notes to Financial Statements

75

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

49,258	@	Jacobs Engineering Group, Inc.	2,624,466	0.1
34,260		JB Hunt Transport Services, Inc.	2,527,703	0.1
37,297		Joy Global, Inc.	2,296,749	0.1
41,079		Kansas City Southern	4,416,403	0.2
52,056		KAR Auction Services, Inc.	1,659,025	0.1
54,776		KBR, Inc.	1,306,408	0.0
29,249		Kennametal, Inc.	1,353,644	0.1
21,219	@	Kirby Corp.	2,485,594	0.1
32,101		L-3 Communications Holdings, Inc.	3,876,196	0.2
16,725		Landstar System, Inc.	1,070,400	0.0
18,289		Lennox International, Inc.	1,638,146	0.1
29,950		Lincoln Electric Holdings, Inc.	2,092,906	0.1
50,344		Manitowoc Co., Inc.	1,654,304	0.1
29,651		Manpower, Inc.	2,515,887	0.1
132,791		Masco Corp.	2,947,960	0.1
21,324	@	Middleby Corp.	1,763,921	0.1
37,975		MRC Global, Inc.	1,074,313	0.0
17,670		MSC Industrial Direct Co.	1,689,959	0.1
20,403	@	Navistar International Corp.	764,704	0.0
104,957		Nielsen Holdings NV	5,080,968	0.2
23,956		Nordson Corp.	1,921,032	0.1
39,941		NOW, Inc./DE	1,446,264	0.1
23,433	@	Old Dominion Freight Line	1,492,213	0.1
31,627		Oshkosh Truck Corp.	1,756,247	0.1
43,860		Owens Corning, Inc.	1,696,505	0.1
132,067		Paccar, Inc.	8,297,770	0.3
40,864		Pall Corp.	3,489,377	0.1
55,467		Parker Hannifin Corp.	6,973,866	0.3
72,067	@	Pentair PLC	5,197,472	0.2
75,488		Pitney Bowes, Inc.	2,084,979	0.1
79,456	@	Quanta Services, Inc.	2,747,588	0.1
16,793		Regal-Beloit Corp.	1,319,258	0.0
98,879		Republic Services, Inc.	3,754,436	0.2
51,198		Robert Half International, Inc.	2,444,193	0.1
51,543		Rockwell Automation, Inc.	6,451,122	0.3
50,465		Rockwell Collins, Inc.	3,943,335	0.2
23,673		Rollins, Inc.	710,190	0.0
37,163		Roper Industries, Inc.	5,426,170	0.2
74,379		RR Donnelley & Sons Co.	1,261,468	0.0
19,809		Ryder System, Inc.	1,744,975	0.1
131,497	@,L	Seadrill LTD	5,253,305	0.2
21,688		Snap-On, Inc.	2,570,462	0.1
257,577		Southwest Airlines Co.	6,918,518	0.3
44,875		Spirit Aerosystems Holdings, Inc.	1,512,288	0.1
27,092		Spirit Airlines, Inc.	1,713,298	0.1
16,313		SPX Corp.	1,765,230	0.1
58,114		Stanley Black & Decker, Inc.	5,103,571	0.2
31,532	@	Stericycle, Inc.	3,734,019	0.2
41,075		Terex Corp.	1,688,183	0.1
103,931		Textron, Inc.	3,979,518	0.2
30,332		Timken Co.	2,057,723	0.1
21,006		Toro Co.	1,335,982	0.1
24,188		Towers Watson & Co.	2,521,115	0.1

19,712		TransDigm Group, Inc.	3,297,029	0.1
57,709		Trinity Industries, Inc.	2,523,037	0.1
19,420		Triumph Group, Inc.	1,355,904	0.1
171,759	@	Tyco International Ltd.	7,832,210	0.3
139,105	@	United Continental Holdings, Inc.	5,713,042	0.2
36,214		United Rentals, Inc.	3,792,692	0.2
25,664		URS Corp.	1,176,694	0.0
34,687	@	USG Corp.	1,045,119	0.0
10,007		Valmont Industries, Inc.	1,520,564	0.1
61,944		Verisk Analytics, Inc.	3,717,879	0.2
21,093	@	WABCO Holdings, Inc.	2,253,154	0.1
35,926		Wabtec Corp.	2,967,128	0.1
46,170		Waste Connections, Inc.	2,241,554	0.1
16,560		Wesco International, Inc.	1,430,453	0.1
21,708		WW Grainger, Inc.	5,519,693	0.2
68,451		Xylem, Inc.	2,675,065	0.1
			316,587,987	13.3

		Information Technology: 14.0%
40,950	@,L	3D Systems Corp.	2,448,810	0.1
184,420		Activision Blizzard, Inc.	4,112,566	0.2
229,998	@,L	Advanced Micro Devices, Inc.	963,692	0.0
66,295		Akamai Technologies, Inc.	4,047,973	0.2
20,183		Alliance Data Systems Corp.	5,676,469	0.2
116,630		Altera Corp.	4,054,059	0.2
59,566	@	Amdocs Ltd.	2,759,693	0.1
58,504		Amphenol Corp.	5,636,275	0.2
116,960		Analog Devices, Inc.	6,324,027	0.3
34,502	@	Ansys, Inc.	2,615,942	0.1
29,789	@	AOL, Inc.	1,185,304	0.0
453,346		Applied Materials, Inc.	10,222,952	0.4
46,813		ARRIS Group, Inc.	1,522,827	0.1
37,108	@	Arrow Electronics, Inc.	2,241,694	0.1
156,768	@	Atmel Corp.	1,468,916	0.1
84,697	@	Autodesk, Inc.	4,775,217	0.2
93,028	@	Avago Technologies Ltd.	6,704,528	0.3
51,559		Avnet, Inc.	2,284,579	0.1
17,351		AVX Corp.	230,421	0.0
27,685		Booz Allen Hamilton Holding Corp.	588,029	0.0
199,168		Broadcom Corp.	7,393,116	0.3
44,945		Broadridge Financial Solutions, Inc. ADR	1,871,510	0.1
161,998		Brocade Communications Systems, Inc.	1,490,382	0.1
119,141		CA, Inc.	3,424,112	0.1
107,857	@	Cadence Design Systems, Inc.	1,886,419	0.1
32,338		CDW Corp./DE	1,030,935	0.0
60,999	@	Citrix Systems, Inc.	3,815,487	0.2
23,213		CommScope Holding Co., Inc.	536,917	0.0
53,934		Computer Sciences Corp.	3,408,629	0.1
17,743		Concur Technologies, Inc.	1,656,132	0.1
34,166	@	CoreLogic, Inc.	1,037,280	0.0
45,390	@	Cree, Inc.	2,267,230	0.1
24,036		Diebold, Inc.	965,526	0.0

See Accompanying Notes to Financial Statements

76

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

17,782	@,L	Dolby Laboratories, Inc.	768,182	0.0
11,268		DST Systems, Inc.	1,038,572	0.0
16,025		EchoStar Corp.	848,363	0.0
117,101	@	Electronic Arts, Inc.	4,200,413	0.2
18,695	@	Equinix, Inc.	3,927,633	0.2
28,190	@	F5 Networks, Inc.	3,141,494	0.1
15,768		Factset Research Systems, Inc.	1,896,575	0.1
107,181		Fidelity National Information Services, Inc.	5,867,088	0.2
31,909	L	FireEye, Inc.	1,293,910	0.1
27,291		First Solar, Inc.	1,939,298	0.1
92,790		Fiserv, Inc.	5,597,093	0.2
30,882		FleetCor Technologies, Inc.	4,070,248	0.2
52,702		Flir Systems, Inc.	1,830,340	0.1
51,012	@	Fortinet, Inc.	1,281,932	0.1
39,157		Freescale Semiconductor Holdings Ltd.	920,189	0.0
33,593	@	Gartner, Inc.	2,368,978	0.1
59,520	@	Genpact Ltd.	1,043,386	0.0
26,751		Global Payments, Inc.	1,948,810	0.1
39,668		Harris Corp.	3,004,851	0.1
27,718		IAC/InterActiveCorp	1,918,917	0.1
40,856	@	Informatica Corp.	1,456,516	0.1
57,826		Ingram Micro, Inc.	1,689,097	0.1
105,697		Intuit, Inc.	8,511,779	0.4
12,401	@,L	IPG Photonics Corp.	853,189	0.0
75,652		Jabil Circuit, Inc.	1,581,127	0.1
31,485		Jack Henry & Associates, Inc.	1,871,154	0.1
86,156	@	JDS Uniphase Corp.	1,074,365	0.0
176,427	@	Juniper Networks, Inc.	4,329,519	0.2
61,755		KLA-Tencor Corp.	4,485,883	0.2
31,657		Knowles Corp.	973,136	0.0
60,381		Lam Research Corp.	4,080,548	0.2
23,906		Leidos Holdings, Inc.	916,556	0.0
23,037		Lexmark International, Inc.	1,109,462	0.0
88,063		Linear Technology Corp.	4,145,125	0.2
38,840		LinkedIn Corp.	6,659,895	0.3
151,082	@	Marvell Technology Group Ltd.	2,165,005	0.1
105,248		Maxim Integrated Products	3,558,435	0.1
74,594		Microchip Technology, Inc.	3,640,933	0.2
27,873	@	Micros Systems, Inc.	1,892,577	0.1
83,593		Motorola Solutions, Inc.	5,564,786	0.2
37,001		National Instruments Corp.	1,198,462	0.0
62,499	@	NCR Corp.	2,193,090	0.1
123,378		NetApp, Inc.	4,505,765	0.2
15,454		NetSuite, Inc.	1,342,643	0.1
97,659		Nuance Communications, Inc.	1,833,059	0.1
207,717		Nvidia Corp.	3,851,073	0.2
164,271		ON Semiconductor Corp.	1,501,437	0.1
19,348		Palo Alto Networks, Inc.	1,622,330	0.1
121,227		Paychex, Inc.	5,038,194	0.2
44,161	@	PTC, Inc.	1,713,447	0.1

43,647		Rackspace Hosting, Inc.	1,469,158	0.1
70,525	@	Red Hat, Inc.	3,897,917	0.2
59,830	@	Riverbed Technolgoy, Inc.	1,234,293	0.1
35,249	@	Rovi Corp.	844,566	0.0
16,775		Sabre Corp.	336,339	0.0
84,236		Sandisk Corp.	8,796,765	0.4
53,648		ServiceNow, Inc.	3,324,030	0.1
70,607		Skyworks Solutions, Inc.	3,315,705	0.1
24,440		SolarWinds, Inc.	944,850	0.0
25,624		Solera Holdings, Inc.	1,720,652	0.1
44,016		Splunk, Inc.	2,435,405	0.1
18,384	@,L	Stratasys Ltd.	2,088,974	0.1
99,757		SunEdison, Inc.	2,254,508	0.1
17,060		SunPower Corp.	699,119	0.0
257,530		Symantec Corp.	5,897,437	0.2
57,617	@	Synopsys, Inc.	2,236,692	0.1
14,173		Tableau Software, Inc.	1,010,960	0.0
14,228	@	Tech Data Corp.	889,535	0.0
58,744		Teradata Corp.	2,361,509	0.1
72,313		Teradyne, Inc.	1,417,335	0.1
60,598	@	TIBCO Software, Inc.	1,222,262	0.1
62,442		Total System Services, Inc.	1,961,303	0.1
97,142	@	Trimble Navigation Ltd.	3,589,397	0.2
178,421		Twitter, Inc.	7,309,908	0.3
46,421		Vantiv, Inc.	1,560,674	0.1
41,509		VeriFone Holdings, Inc.	1,525,456	0.1
44,878	@	VeriSign, Inc.	2,190,495	0.1
50,380		Vishay Intertechnology, Inc.	780,386	0.0
82,893		Western Digital Corp.	7,651,024	0.3
200,649		Western Union Co.	3,479,254	0.1
34,882		Workday, Inc.	3,134,497	0.1
434,588		Xerox Corp.	5,406,275	0.2
99,903		Xilinx, Inc.	4,726,411	0.2
18,912		Yelp, Inc.	1,450,172	0.1
18,794	@	Zebra Technologies Corp.	1,547,122	0.1
11,577		Zillow, Inc.	1,654,701	0.1
268,880		Zynga, Inc.	863,105	0.0
			332,140,698	14.0

		Materials: 5.7%
27,664		Airgas, Inc.	3,012,886	0.1
29,621		Albemarle Corp.	2,117,902	0.1
436,573		Alcoa, Inc.	6,500,572	0.3
40,405		Allegheny Technologies, Inc.	1,822,266	0.1
24,370		Aptargroup, Inc.	1,633,034	0.1
29,013		Ashland, Inc.	3,154,874	0.1
35,469		Avery Dennison Corp.	1,817,786	0.1
51,931		Ball Corp.	3,255,035	0.1
37,532		Bemis Co., Inc.	1,526,051	0.1
24,012		Cabot Corp.	1,392,456	0.1
19,759		Carpenter Technology Corp.	1,249,757	0.1
58,069		Celanese Corp.	3,732,675	0.2
19,392		CF Industries Holdings, Inc.	4,664,358	0.2
57,067	L	Cliffs Natural Resources, Inc.	858,858	0.0
12,481		Compass Minerals International, Inc.	1,194,931	0.0
51,600	@	Crown Holdings, Inc.	2,567,616	0.1

See Accompanying Notes to Financial Statements

77

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

13,355		Cytec Industries, Inc.	1,407,884	0.1
23,848		Domtar Corp.	1,021,887	0.0
18,643		Eagle Materials, Inc.	1,757,662	0.1
55,944		Eastman Chemical Co.	4,886,708	0.2
49,600		FMC Corp.	3,531,024	0.1
11,833		Greif, Inc. - Class A	645,609	0.0
75,066		Huntsman Corp.	2,109,355	0.1
30,260		International Flavors & Fragrances, Inc.	3,155,513	0.1
161,300		International Paper Co.	8,140,811	0.3
17,221	L	Martin Marietta Materials, Inc.	2,274,033	0.1
62,519		MeadWestvaco Corp.	2,767,091	0.1
124,614		Mosaic Co.	6,162,162	0.3
3,357		NewMarket Corp.	1,316,313	0.1
185,672		Newmont Mining Corp.	4,723,496	0.2
118,581		Nucor Corp.	5,840,114	0.2
61,490	@	Owens-Illinois, Inc.	2,130,014	0.1
36,616		Packaging Corp. of America	2,617,678	0.1
31,681		Platform Specialty Products Corp.	888,018	0.0
15,704		Rayonier Advanced Materials, Inc.	608,530	0.0
28,923		Reliance Steel & Aluminum Co.	2,131,914	0.1
26,721		Rock-Tenn Co.	2,821,470	0.1
27,016		Rockwood Holdings, Inc.	2,052,946	0.1
24,010		Royal Gold, Inc.	1,827,641	0.1
49,621		RPM International, Inc.	2,291,498	0.1
16,669		Scotts Miracle-Gro Co.	947,799	0.0
80,382		Sealed Air Corp.	2,746,653	0.1
32,067		Sherwin-Williams Co.	6,634,983	0.3
44,254		Sigma-Aldrich Corp.	4,490,896	0.2
16,244		Silgan Holdings, Inc.	825,520	0.0
37,980		Sonoco Products Co.	1,668,461	0.1
83,156		Steel Dynamics, Inc.	1,492,650	0.1
31,207	@	Tahoe Resources, Inc.	817,623	0.0
31,498		Valspar Corp.	2,399,833	0.1
48,708		Vulcan Materials Co.	3,105,135	0.1
15,309		Westlake Chemical Corp.	1,282,282	0.1
28,408	@	WR Grace & Co.	2,685,408	0.1
			136,707,671	5.7

		Telecommunication Services: 1.0%
124,282		Crown Castle International Corp.	9,229,181	0.4
373,387	L	Frontier Communications Corp.	2,180,580	0.1
67,087	@	Level 3 Communications, Inc.	2,945,790	0.1
47,968		SBA Communications Corp.	4,907,126	0.2
32,027		Telephone & Data Systems, Inc.	836,225	0.0
51,354		TW Telecom, Inc.	2,070,080	0.1
4,932	@	United States Cellular Corp.	201,226	0.0
224,372		Windstream Holdings, Inc.	2,234,745	0.1
			24,604,953	1.0

		Utilities: 6.0%
270,052		AES Corp.	4,199,309	0.2
44,400		AGL Resources, Inc.	2,443,332	0.1

41,298		Alliant Energy Corp.	2,513,396	0.1
90,372		Ameren Corp.	3,694,407	0.2
66,677		American Water Works Co., Inc.	3,297,178	0.1
65,926		Aqua America, Inc.	1,728,580	0.1
37,316		Atmos Energy Corp.	1,992,674	0.1
157,610		Calpine Corp.	3,752,694	0.2
160,047		CenterPoint Energy, Inc.	4,087,600	0.2
100,377		CMS Energy Corp.	3,126,744	0.1
109,065		Consolidated Edison, Inc.	6,297,413	0.3
65,915		DTE Energy Co.	5,132,801	0.2
121,334		Edison International	7,050,719	0.3
27,109		Energen Corp.	2,409,448	0.1
66,806		Entergy Corp.	5,484,105	0.2
156,387		FirstEnergy Corp.	5,429,757	0.2
57,367		Great Plains Energy, Inc.	1,541,451	0.1
37,800	L	Hawaiian Electric Industries	957,096	0.0
29,787		Integrys Energy Group, Inc.	2,118,749	0.1
58,694		ITC Holdings Corp.	2,141,157	0.1
71,385		MDU Resources Group, Inc.	2,505,613	0.1
31,296		National Fuel Gas Co.	2,450,477	0.1
117,277		NiSource, Inc.	4,613,677	0.2
117,672		Northeast Utilities	5,562,355	0.2
125,556		NRG Energy, Inc.	4,670,683	0.2
74,165		OGE Energy Corp.	2,898,368	0.1
93,433		Pepco Holdings, Inc.	2,567,539	0.1
41,104		Pinnacle West Capital Corp.	2,377,455	0.1
235,221		PPL Corp.	8,357,402	0.3
188,363		Public Service Enterprise Group, Inc.	7,683,327	0.3
65,187		Questar Corp.	1,616,638	0.1
52,703		SCANA Corp.	2,835,948	0.1
91,379		Sempra Energy	9,568,295	0.4
81,113		TECO Energy, Inc.	1,498,968	0.1
42,871		UGI Corp.	2,164,986	0.1
30,713		Vectren Corp.	1,305,303	0.0
48,024		Westar Energy, Inc.	1,834,037	0.1
83,951		Wisconsin Energy Corp.	3,938,981	0.2
186,880		Xcel Energy, Inc.	6,023,142	0.2
			143,871,804	6.0

	Total Common Stock (Cost $1,295,053,475)		2,352,889,494	98.8

See Accompanying Notes to Financial Statements

78

Voya Russell™ Mid Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.6%
	Securities Lending Collateralcc(1): 1.4%
3,578,962	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $3,578,975, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $3,650,541, due 07/15/14-04/20/64)	3,578,962	0.2
7,913,354	Daiwa Capital Markets, Repurchase Agreement dated 06/30/14, 0.14%, due 07/01/14 (Repurchase Amount $7,913,384, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $8,071,621, due 01/01/17-03/01/48)	7,913,354	0.3
7,913,354	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $7,913,369, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $8,071,645, due 07/10/14-08/15/42)	7,913,354	0.3
6,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $6,000,025, collateralized by various U.S. Government Securities, 0.750%-6.125%, Market Value plus accrued interest $6,120,000, due 12/31/17-04/15/28)	6,000,000	0.3

7,913,354	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $7,913,378, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $8,071,621, due 07/01/14-07/15/56)	7,913,354	0.3
		33,319,024	1.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.2%
28,488,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $28,488,000)	28,488,000	1.2

	Total Short-Term Investments (Cost $61,807,024)	61,807,024	2.6

	Total Investments in Securities (Cost $1,356,860,499)	$2,414,696,518	101.4
	Liabilities in Excess of Other Assets	(33,934,119)	(1.4)
	Net Assets	$2,380,762,399	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
**	Investment in affiliate
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $1,366,995,560.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$1,080,155,919
Gross Unrealized Depreciation	(32,454,961)

Net Unrealized Appreciation	$1,047,700,958

See Accompanying Notes to Financial Statements

79

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 97.6%
		Basic Materials: 0.1%
45,988		Resolute Forest Products	771,679	0.1

		Consumer Discretionary: 12.7%
12,744		AMC Entertainment Holdings, Inc.	316,943	0.0
44,525	@	American Axle & Manufacturing Holdings, Inc.	841,077	0.1
88,212		American Eagle Outfitters	989,739	0.1
13,530		American Public Education, Inc.	465,161	0.0
8,660	@	America's Car-Mart, Inc.	342,503	0.0
30,067	@	ANN, Inc.	1,236,956	0.1
9,700		Arctic Cat, Inc.	382,374	0.0
18,947	@	Asbury Automotive Group, Inc.	1,302,417	0.1
11,607		Ascent Capital Group, Inc.	766,178	0.1
24,200	@	Barnes & Noble, Inc.	551,518	0.1
21,151	@	Beazer Homes USA, Inc.	443,748	0.0
871	@	Biglari Holdings, Inc.	368,407	0.0
11,788		BJ's Restaurants, Inc.	411,519	0.0
26,000		Black Diamond, Inc.	291,720	0.0
34,099		Bloomin' Brands, Inc.	764,841	0.1
8,580		Blue Nile, Inc.	240,240	0.0
17,276	L	Bob Evans Farms, Inc.	864,664	0.1
42,154	@	Boyd Gaming Corp.	511,328	0.1
12,050		Bright Horizons Family Solutions, Inc.	517,427	0.1
26,160		Brown Shoe Co., Inc.	748,438	0.1
53,505		Brunswick Corp.	2,254,166	0.2
17,080	L	Buckle, Inc.	757,669	0.1
10,956	@	Buffalo Wild Wings, Inc.	1,815,519	0.2
12,570		Burlington Stores, Inc.	400,480	0.0
18,368		Caesars Acquisition Co.	227,212	0.0
29,511	L	Caesars Entertainment Co.	533,559	0.1
44,250		Callaway Golf Co.	368,160	0.0
11,308		Capella Education Co.	615,042	0.1
48,265	@	Career Education Corp.	225,880	0.0
14,596	@	Carmike Cinemas, Inc.	512,758	0.1
21,220		Cato Corp.	655,698	0.1
8,061	@	Cavco Industries, Inc.	687,603	0.1
60,036	@,L	Central European Media Enterprises Ltd.	169,302	0.0
28,941		Cheesecake Factory	1,343,441	0.1
15,396		Childrens Place Retail Stores, Inc.	764,104	0.1
31,483	@	Christopher & Banks Corp.	275,791	0.0
6,176		Churchill Downs, Inc.	556,519	0.1
9,923		Chuy's Holdings, Inc.	360,205	0.0
16,687		Citi Trends, Inc.	358,103	0.0
7,610		Columbia Sportswear Co.	628,967	0.1

14,261	@,L	Conn's, Inc.	704,351	0.1
8,777	L	Container Store Group, Inc./The	243,825	0.0
33,611		Cooper Tire & Rubber Co.	1,008,330	0.1
7,712		Cooper-Standard Holding, Inc.	510,226	0.1
18,500		Core-Mark Holding Co., Inc.	844,155	0.1
12,805		Cracker Barrel Old Country Store	1,274,994	0.1
57,115	@	CROCS, Inc.	858,438	0.1
8,490		CSS Industries, Inc.	223,881	0.0
58,324		Cumulus Media, Inc.	384,355	0.0
87,642		Dana Holding Corp.	2,140,218	0.2
12,933		Del Frisco's Restaurant Group, Inc.	356,434	0.0
72,660		Denny's Corp.	473,743	0.0
17,025		Diamond Resorts International, Inc.	396,172	0.0
11,300		DineEquity, Inc.	898,237	0.1
15,828	@	Dorman Products, Inc.	780,637	0.1
13,310		Drew Industries, Inc.	665,633	0.1
25,996	@	Entercom Communications Corp.	278,937	0.0
35,019		Entravision Communications Corp.	217,818	0.0
14,140		Ethan Allen Interiors, Inc.	349,824	0.0
27,795	@	EW Scripps Co.	588,142	0.1
52,906	@	Express, Inc.	900,989	0.1
12,449	@	Federal Mogul Corp.	251,843	0.0
12,900		Fiesta Restaurant Group, Inc.	598,689	0.1
33,588		Finish Line	998,907	0.1
28,949		Five Below, Inc.	1,155,355	0.1
24,628		Francesca's Holdings Corp.	363,017	0.0
17,890		Fred's, Inc.	273,538	0.0
13,846		FTD Cos, Inc.	440,164	0.0
14,430	@	Genesco, Inc.	1,185,136	0.1
20,961	@	Gentherm, Inc.	931,716	0.1
10,410	@	G-III Apparel Group Ltd.	850,081	0.1
26,310		Grand Canyon Education, Inc.	1,209,471	0.1
36,936	@	Gray Television, Inc.	484,970	0.1
12,560		Group 1 Automotive, Inc.	1,058,934	0.1
25,245		Guess?, Inc.	681,615	0.1
27,960		Harte-Hanks, Inc.	201,032	0.0
13,719		Haverty Furniture Cos., Inc.	344,758	0.0
17,470	@	Helen of Troy Ltd.	1,059,206	0.1
18,578	@	Hibbett Sporting Goods, Inc.	1,006,370	0.1
52,981		Houghton Mifflin Harcourt Co.	1,015,116	0.1
87,537	@,L	Hovnanian Enterprises, Inc.	450,816	0.0
23,111		HSN, Inc.	1,369,096	0.1
27,872	@	Iconix Brand Group, Inc.	1,196,824	0.1
10,000		International Speedway Corp.	332,800	0.0

See Accompanying Notes to Financial Statements

80

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

26,350		Interval Leisure Group, Inc.	578,119	0.1
14,587	L	iRobot Corp.	597,338	0.1
15,575	@,L	ITT Educational Services, Inc.	259,947	0.0
23,016		Jack in the Box, Inc.	1,377,277	0.1
17,637	@	Jamba, Inc.	213,408	0.0
44,000	@	Journal Communications, Inc.	390,280	0.0
17,314		K12, Inc.	416,748	0.0
47,705		KB Home	891,129	0.1
37,300	@	Krispy Kreme Doughnuts, Inc.	596,054	0.1
12,524		La Quinta Holdings, Inc.	239,709	0.0
7,760		Lands' End, Inc.	260,581	0.0
36,354		La-Z-Boy, Inc.	842,322	0.1
35,914	L	Leapfrog Enterprises, Inc.	263,968	0.0
45,219	@	Lee Enterprises, Inc.	201,225	0.0
16,500	@	Libbey, Inc.	439,560	0.0
27,800		Life Time Fitness, Inc.	1,354,972	0.1
44,299		LifeLock, Inc.	618,414	0.1
10,685		Lifetime Brands, Inc.	167,968	0.0
10,475		Lithia Motors, Inc.	985,383	0.1
16,495		Lumber Liquidators	1,252,795	0.1
20,841	@	M/I Homes, Inc.	505,811	0.1
16,980		Marcus Corp.	309,885	0.0
20,700		MarineMax, Inc.	346,518	0.0
19,800		Marriott Vacations Worldwide Corp.	1,160,874	0.1
20,380		Matthews International Corp.	847,197	0.1
10,268	L	Mattress Firm Holding Corp.	490,297	0.1
61,320	@	McClatchy Co.	340,326	0.0
20,734		MDC Holdings, Inc.	628,033	0.1
34,107		MDC Partners, Inc.	732,959	0.1
28,919	@,L	Media General, Inc.	593,707	0.1
28,990		Men's Wearhouse, Inc.	1,617,642	0.2
19,600		Meredith Corp.	947,856	0.1
21,203	@	Meritage Homes Corp.	894,979	0.1
34,800	@	Modine Manufacturing Co.	547,752	0.1
19,665		Monro Muffler, Inc.	1,045,981	0.1
33,604		Morgans Hotel Group Co.	266,480	0.0
9,688	@	Motorcar Parts of America, Inc.	235,903	0.0
9,182		Movado Group, Inc.	382,614	0.0
17,222	@	Multimedia Games, Inc.	510,460	0.1
3,750		Nacco Industries, Inc.	189,750	0.0
33,800		National CineMedia, Inc.	591,838	0.1
26,739	@	Nautilus, Inc.	296,536	0.0
65,676		New York Times Co.	998,932	0.1
17,082		Nexstar Broadcasting Group, Inc.	881,602	0.1
20,940		Nutri/System, Inc.	358,283	0.0
309,494	@	Office Depot, Inc.	1,761,021	0.2
28,828		Orbitz Worldwide, Inc.	256,569	0.0
57,400	@	Orient-Express Hotels Ltd.	834,596	0.1
12,893	L	Outerwall, Inc.	765,200	0.1
5,833		Oxford Industries, Inc.	388,886	0.0
20,765		Papa John's International, Inc.	880,228	0.1

42,167		Penn National Gaming, Inc.	511,907	0.1
31,803	@	PEP Boys-Manny Moe & Jack	364,462	0.0
9,760	@	Perry Ellis International, Inc.	170,214	0.0
55,877		Pier 1 Imports, Inc.	861,065	0.1
42,630	@	Pinnacle Entertainment, Inc.	1,073,423	0.1
29,039		Pool Corp.	1,642,446	0.2
19,705	@	Popeyes Louisiana Kitchen, Inc.	861,306	0.1
82,219	@	Quiksilver, Inc.	294,344	0.0
11,200		Red Robin Gourmet Burgers, Inc.	797,440	0.1
36,110		Regis Corp.	508,429	0.1
36,133		Rent-A-Center, Inc.	1,036,294	0.1
8,593	@	Rentrak Corp.	450,703	0.0
16,669		Restoration Hardware Holdings, Inc.	1,551,050	0.2
17,192		RetailMeNot, Inc.	457,479	0.0
47,480	@	Ruby Tuesday, Inc.	360,373	0.0
40,637		Ruth's Hospitality Group, Inc.	501,867	0.1
29,150		Ryland Group, Inc.	1,149,676	0.1
17,420		Scholastic Corp.	593,848	0.1
43,559	@	Scientific Games Corp.	484,376	0.1
35,506	@	Select Comfort Corp.	733,554	0.1
16,873	@	Sequential Brands Group, Inc.	233,016	0.0
25,209		SFX Entertainment, Inc.	204,193	0.0
21,271		Shutterfly, Inc.	915,929	0.1
8,251		Shutterstock, Inc.	684,668	0.1
41,816	L	Sinclair Broadcast Group, Inc.	1,453,106	0.1
23,840		Skechers USA, Inc.	1,089,488	0.1
37,267	L	Smith & Wesson Holding Corp.	541,862	0.1
30,570		Sonic Automotive, Inc.	815,608	0.1
38,380	@	Sonic Corp.	847,430	0.1
39,895		Sotheby's	1,675,191	0.2
38,830		Spartan Motors, Inc.	176,288	0.0
11,360		Speedway Motorsports, Inc.	207,320	0.0
24,790		Stage Stores, Inc.	463,325	0.0
15,634		Standard Motor Products, Inc.	698,371	0.1
81,533	@	Standard-Pacific Corp.	701,184	0.1
18,726		Stein Mart, Inc.	260,104	0.0
9,780	@	Steiner Leisure Ltd.	423,376	0.0
37,747	@	Steven Madden Ltd.	1,294,722	0.1
22,606		Stoneridge, Inc.	242,336	0.0
7,613	@	Strayer Education, Inc.	399,759	0.0
11,340	L	Sturm Ruger & Co., Inc.	669,173	0.1
15,060		Superior Industries International	310,537	0.0
35,129	@	Tenneco, Inc.	2,307,975	0.2
34,920		Texas Roadhouse, Inc.	907,920	0.1
52,147		Time, Inc.	1,263,000	0.1
10,200		Tower International, Inc.	375,768	0.0
32,411	@	Tuesday Morning Corp.	577,564	0.1
25,872		Tumi Holdings, Inc.	520,803	0.1
13,159	@	Universal Electronics, Inc.	643,212	0.1
19,660		Vail Resorts, Inc.	1,517,359	0.2
38,425		Valuevision Media, Inc.	191,741	0.0

See Accompanying Notes to Financial Statements

81

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

14,700	L	Vera Bradley, Inc.	321,489	0.0
14,688		Vitamin Shoppe, Inc.	631,878	0.1
11,474		Weight Watchers International, Inc.	231,431	0.0
7,490		Weyco Group, Inc.	205,301	0.0
5,822	@	William Lyon Homes	177,222	0.0
19,680	@	Winnebago Industries	495,542	0.1
63,306		Wolverine World Wide, Inc.	1,649,754	0.2
23,241	L	World Wrestling Entertainment, Inc.	277,265	0.0
14,550	@	Zumiez, Inc.	401,435	0.0
			131,389,982	12.7

		Consumer Staples: 3.1%
87,940	@	Alliance One International, Inc.	219,850	0.0
18,095		Andersons, Inc.	933,340	0.1
9,880		Annie's, Inc.	334,142	0.0
28,490		B&G Foods, Inc.	931,338	0.1
5,402		Boston Beer Co., Inc.	1,207,455	0.1
44,633		Boulder Brands, Inc.	632,896	0.1
9,570		Calavo Growers, Inc.	323,753	0.0
11,400		Cal-Maine Foods, Inc.	847,248	0.1
20,073		Casey's General Stores, Inc.	1,410,931	0.1
26,800		Central Garden & Pet Co.	246,560	0.0
32,368	@	Chiquita Brands International, Inc.	351,193	0.0
4,300		Coca-Cola Bottling Co. Consolidated	316,781	0.0
98,295	@	Darling International, Inc.	2,054,366	0.2
39,839		Dean Foods Co.	700,768	0.1
14,680	@	Diamond Foods, Inc.	413,976	0.1
17,090		Elizabeth Arden, Inc.	366,068	0.0
26,110	@	Fresh Del Monte Produce, Inc.	800,272	0.1
21,077		Fresh Market, Inc.	705,447	0.1
36,992	@	Harbinger Group, Inc.	469,798	0.1
33,087	@	IGI Laboratories, Inc.	175,692	0.0
13,062		Ingles Markets, Inc.	344,184	0.0
4,943		Inter Parfums, Inc.	146,066	0.0
10,120		J&J Snack Foods Corp.	952,494	0.1
13,477		Lancaster Colony Corp.	1,282,471	0.1
17,810		Pantry, Inc.	288,522	0.0
19,811		Post Holdings, Inc.	1,008,578	0.1
29,480		Prestige Brands Holdings, Inc.	999,077	0.1
12,260		Pricesmart, Inc.	1,067,110	0.1
30,017		Roundy's, Inc.	165,394	0.0
13,371		Sanderson Farms, Inc.	1,299,661	0.1
129	@	Seaboard Corp.	389,615	0.0
8,630	@	Seneca Foods Corp.	264,078	0.0
21,143		Snyders-Lance, Inc.	559,444	0.1
34,547		SpartanNash Co.	725,832	0.1
122,656	@	Supervalu, Inc.	1,008,232	0.1
8,971		Susser Holdings Corp.	724,139	0.1
19,861		Tootsie Roll Industries, Inc.	584,708	0.1
24,648		TreeHouse Foods, Inc.	1,973,565	0.2
29,434	@	United Natural Foods, Inc.	1,916,153	0.2
15,870		Universal Corp.	878,405	0.1
5,050	@	USANA Health Sciences, Inc.	394,607	0.0

32,392	L	Vector Group Ltd.	669,867	0.1
10,690		WD-40 Co.	804,102	0.1
8,100		Weis Markets, Inc.	370,413	0.0
			32,258,591	3.1

		Energy: 6.1%
63,428		Abraxas Petroleum Corp.	397,059	0.0
147,009	L	Alpha Natural Resources, Inc.	545,403	0.1
19,800	L	Approach Resources, Inc.	450,054	0.0
157,079	L	Arch Coal, Inc.	573,338	0.1
24,520		Basic Energy Services, Inc.	716,474	0.1
29,660		Bill Barrett Corp.	794,295	0.1
15,804		Bonanza Creek Energy, Inc.	903,831	0.1
121,842	@	BPZ Energy, Inc.	375,273	0.0
20,770		Bristow Group, Inc.	1,674,477	0.2
28,100		C&J Energy Services, Inc.	949,218	0.1
24,825		Callon Petroleum Co.	289,211	0.0
11,857		CARBO Ceramics, Inc.	1,827,401	0.2
23,213		Carrizo Oil & Gas, Inc.	1,607,732	0.2
3,188		Clayton Williams Energy, Inc.	437,936	0.0
41,705	L	Clean Energy Fuels Corp.	488,783	0.1
42,466		Cloud Peak Energy, Inc.	782,224	0.1
31,442		Comstock Resources, Inc.	906,787	0.1
9,120	@	Contango Oil & Gas Co.	385,867	0.0
8,689		Dawson Geophysical Co.	248,940	0.0
28,750		Delek US Holdings, Inc.	811,612	0.1
47,408		DHT Holdings, Inc.	341,338	0.0
19,454		Diamondback Energy, Inc.	1,727,515	0.2
40,052	@,L	Emerald Oil, Inc.	306,398	0.0
60,281	@,L	Energy XXI Bermuda Ltd.	1,424,440	0.1
15,075		Era Group, Inc.	432,351	0.0
85,783	L	EXCO Resources, Inc.	505,262	0.1
29,636		Exterran Holdings, Inc.	1,333,324	0.1
87,960	@	Forest Oil Corp.	200,549	0.0
26,693		Forum Energy Technologies, Inc.	972,426	0.1
65,066	@	Frontline Ltd.	189,993	0.0
25,500		GasLog Ltd.	813,195	0.1
40,606	@	Gastar Exploration, Inc.	353,678	0.0
7,476	@	Geospace Technologies Corp.	411,778	0.0
20,180	@,L	Goodrich Petroleum Corp.	556,968	0.1
20,723		Green Plains Renewable Energy, Inc.	681,165	0.1
14,197		Gulfmark Offshore, Inc.	641,420	0.1
143,729	@,L	Halcon Resources Corp.	1,047,784	0.1
39,196	@	Harvest Natural Resources, Inc.	195,588	0.0
65,383	@	Helix Energy Solutions Group, Inc.	1,720,227	0.2
90,490		Hercules Offshore, Inc.	363,770	0.0

See Accompanying Notes to Financial Statements

82

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

17,861		Hornbeck Offshore Services, Inc.	838,038	0.1
84,580	@	ION Geophysical Corp.	356,928	0.0
92,610	@	Key Energy Services, Inc.	846,455	0.1
171,374	@	Kodiak Oil & Gas Corp.	2,493,492	0.2
119,879		Magnum Hunter Resources Corp.	983,008	0.1
38,255		Matador Resources Co.	1,120,106	0.1
22,803	@	Matrix Service Co.	747,710	0.1
116,129	@	McDermott International, Inc.	939,484	0.1
34,000	L	Midstates Petroleum Co., Inc.	245,820	0.0
14,032		Natural Gas Services Group, Inc.	463,898	0.0
53,740	@	Newpark Resources	669,600	0.1
54,579	@	Nordic American Tankers Ltd.	520,138	0.1
15,353		North Atlantic Drilling Ltd.	163,049	0.0
37,232		Northern Oil And Gas, Inc.	606,509	0.1
12,270	L	Nuverra Environmental Solutions, Inc.	246,750	0.0
13,774	@	Pacific Ethanol, Inc.	210,604	0.0
6,090		Panhandle Oil and Gas, Inc.	341,223	0.0
81,074	@	Parker Drilling Co.	528,602	0.1
23,202		Parsley Energy, Inc.	558,472	0.1
20,451		PDC Energy, Inc.	1,291,481	0.1
39,063	@	Penn Virginia Corp.	662,118	0.1
8,960	@	PHI, Inc.	399,347	0.0
47,203		Pioneer Energy Services Corp.	827,941	0.1
90,372	@,L	Quicksilver Resources, Inc.	241,293	0.0
19,816		Renewable Energy Group, Inc.	227,289	0.0
191,268	@	Rentech, Inc.	495,384	0.1
49,700		Resolute Energy Corp.	429,408	0.0
3,511	@	Rex Stores Corp.	257,391	0.0
26,730		Rex Energy Corp.	473,388	0.0
7,227		RigNet, Inc.	388,957	0.0
14,779	@	Ring Energy, Inc.	257,894	0.0
32,520		Rosetta Resources, Inc.	1,783,722	0.2
13,922		RSP Permian, Inc.	451,630	0.0
21,418		Sanchez Energy Corp.	805,103	0.1
102,253	@	Scorpio Tankers, Inc.	1,039,913	0.1
8,973	@	SEACOR Holdings, Inc.	738,029	0.1
23,500		SemGroup Corp. - Class A	1,852,975	0.2
32,213	@,L	Ship Finance International Ltd.	598,840	0.1
46,323	L	Solazyme, Inc.	545,685	0.1
26,980		Stone Energy Corp.	1,262,394	0.1
33,106	@,L	Swift Energy Co.	429,716	0.0
36,120	@	Synergy Resources Corp.	478,590	0.1
19,500		Tesco Corp.	416,130	0.0
50,570	@	Tetra Technologies, Inc.	595,715	0.1
22,307	@	TransAtlantic Petroleum Ltd.	254,077	0.0
42,300	@	Triangle Petroleum Corp.	497,025	0.1

45,370	@	Vaalco Energy, Inc.	328,025	0.0
172,950	@	Vantage Drilling Co.	332,064	0.0
17,040		W&T Offshore, Inc.	278,945	0.0
81,953		Warren Resources, Inc.	508,109	0.1
32,652		Western Refining, Inc.	1,226,083	0.1
8,682	@	Westmoreland Coal Co.	314,983	0.0
31,833		Willbros Group, Inc.	393,138	0.0
			63,347,752	6.1

		Financials: 22.2%
12,150		1st Source Corp.	372,033	0.0
32,381		1st United Bancorp, Inc.	279,124	0.0
23,696		Acadia Realty Trust	665,621	0.1
10,318		AG Mortgage Investment Trust, Inc.	195,320	0.0
12,300		Agree Realty Corp.	371,829	0.0
26,349		Alexander & Baldwin, Inc.	1,092,166	0.1
1,450		Alexander's, Inc.	535,731	0.1
815	@	Altisource Asset Management Corp.	589,294	0.1
8,433	@	Altisource Portfolio Solutions SA	966,253	0.1
30,762		Altisource Residential Corp.	800,735	0.1
22,329		Ambac Financial Group, Inc.	609,805	0.1
24,200		American Assets Trust, Inc.	836,110	0.1
37,065		American Capital Mortgage Investment Corp.	742,041	0.1
36,920		American Equity Investment Life Holding Co.	908,232	0.1
22,578		American Residential Properties, Inc.	423,337	0.0
26,306		Ameris Bancorp.	567,157	0.1
13,520		Amerisafe, Inc.	549,858	0.1
8,572		Ames National Corp.	198,356	0.0
22,307		AmREIT, Inc.	408,218	0.0
15,040		Amtrust Financial Services, Inc.	628,822	0.1
121,265		Anworth Mortgage Asset Corp.	625,727	0.1
23,000		Apollo Commercial Real Estate Finance, Inc.	379,270	0.0
20,640		Apollo Residential Mortgage, Inc.	345,101	0.0
20,402	@	Argo Group International Holdings Ltd.	1,042,746	0.1
1,092		Arlington Asset Investment Corp.	29,844	0.0
19,978		Armada Hoffler Properties, Inc.	193,387	0.0
235,115		ARMOUR Residential REIT, Inc.	1,018,048	0.1
6,808		Arrow Financial Corp.	176,600	0.0
23,785		Ashford Hospitality Prime, Inc.	408,151	0.0
40,411		Ashford Hospitality Trust, Inc.	466,343	0.0
39,249		Associated Estates Realty Corp.	707,267	0.1
63,180		Astoria Financial Corp.	849,771	0.1

See Accompanying Notes to Financial Statements

83

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

4,900		Aviv REIT, Inc.	138,033	0.0
5,850		Bancfirst Corp.	362,115	0.0
26,950		Bancorp, Inc.	320,974	0.0
49,700		Bancorpsouth, Inc.	1,221,129	0.1
51,475		Bank Mutual Corp.	298,555	0.0
40,560		Bank of the Ozarks, Inc.	1,356,732	0.1
19,721		BankFinancial Corp.	220,086	0.0
15,500		Banner Corp.	614,265	0.1
37,274		BBCN Bancorp, Inc.	594,520	0.1
28,050		Beneficial Mutual Bancorp, Inc.	380,358	0.0
15,227		Berkshire Hills Bancorp., Inc.	353,571	0.0
78,142		BGC Partners, Inc.	581,376	0.1
18,880	@	Banco Latinoamericano de Comercio Exterior SA	560,170	0.1
20,409		BNC Bancorp	348,382	0.0
10,327		BofI Holding, Inc.	758,725	0.1
41,879		Boston Private Financial Holdings, Inc.	562,854	0.1
14,950		OceanFirst Financial Corp.	247,572	0.0
60,248		Brookline Bancorp., Inc.	564,524	0.1
11,800		Bryn Mawr Bank Corp.	343,616	0.0
18,602		Calamos Asset Management, Inc.	249,081	0.0
6,340		Camden National Corp.	245,738	0.0
57,930		Campus Crest Communities, Inc.	501,674	0.1
4,255		Capital Bank Financial Corp.	100,461	0.0
69,929		Capitol Federal Financial, Inc.	850,337	0.1
49,591		Capstead Mortgage Corp.	652,122	0.1
32,821		Cardinal Financial Corp.	605,876	0.1
21,667		Cash America International, Inc.	962,665	0.1
49,420		Cathay General Bancorp.	1,263,175	0.1
82,756		Cedar Shopping Centers, Inc.	517,225	0.1
33,707		Centerstate Banks of Florida, Inc.	377,518	0.0
123,877		Chambers Street Properties	995,971	0.1
21,376		Chatham Lodging Trust	468,134	0.0
21,835		Chemical Financial Corp.	613,127	0.1
30,531		Chesapeake Lodging Trust	922,952	0.1
13,382		Citizens & Northern Corp.	260,815	0.0
48,152	@	Citizens, Inc.	356,325	0.0
11,240		City Holding Co.	507,149	0.1
10,460		CNB Financial Corp.	175,728	0.0
128,639		CNO Financial Group, Inc.	2,289,774	0.2
40,151		CoBiz Financial, Inc.	432,426	0.0
11,518		Cohen & Steers, Inc.	499,651	0.1
41,914		Colony Financial, Inc.	973,243	0.1
35,101		Columbia Banking System, Inc.	923,507	0.1

21,790		Community Bank System, Inc.	788,798	0.1
12,639		Community Trust Bancorp., Inc.	432,507	0.0
4,929		Consolidated-Tomoka Land Co.	226,241	0.0
15,972		Coresite Realty Corp.	528,194	0.1
100,503		Cousins Properties, Inc.	1,251,262	0.1
87,400		Cowen Group, Inc.	368,828	0.0
4,650	@	Credit Acceptance Corp.	572,415	0.1
70,350		CubeSmart	1,288,812	0.1
21,010		Customers Bancorp, Inc.	420,410	0.0
53,420		CVB Financial Corp.	856,323	0.1
110,935		CYS Investments, Inc.	1,000,634	0.1
155,381		DCT Industrial Trust, Inc.	1,275,678	0.1
107,595		DiamondRock Hospitality Co.	1,379,368	0.1
19,710		Dime Community Bancshares	311,221	0.0
39,230		DuPont Fabros Technology, Inc.	1,057,641	0.1
35,550		Dynex Capital, Inc.	314,617	0.0
17,710	@	Eagle Bancorp, Inc.	597,712	0.1
21,920		EastGroup Properties, Inc.	1,407,922	0.1
69,055		Education Realty Trust, Inc.	741,651	0.1
13,380		eHealth, Inc.	508,039	0.1
50,305		Empire State Realty Trust, Inc.	830,032	0.1
28,430		Employers Holdings, Inc.	602,147	0.1
15,293		Encore Capital Group, Inc.	694,608	0.1
4,049	@	Enstar Group Ltd.	610,306	0.1
18,450		Enterprise Financial Services Corp.	333,207	0.0
17,854		Envestnet, Inc.	873,418	0.1
35,269		EPR Properties	1,970,479	0.2
24,270		Equity One, Inc.	572,529	0.1
13,156		ESB Financial Corp.	170,239	0.0
14,329	@	Essent Group Ltd.	287,870	0.0
44,160		EverBank Financial Corp.	890,266	0.1
16,609		Evercore Partners, Inc.	957,343	0.1
48,782		Excel Trust, Inc.	650,264	0.1
32,960	@	Ezcorp, Inc.	380,688	0.0
9,070		FBL Financial Group, Inc.	417,220	0.0
9,438		Federated National Holding Co.	240,669	0.0
89,123		FelCor Lodging Trust, Inc.	936,683	0.1
28,141		Financial Engines, Inc.	1,274,224	0.1
70,112		First American Financial Corp.	1,948,412	0.2
64,390	@	First BanCorp/Puerto Rico	350,282	0.0
22,244		First Bancorp.	408,177	0.0
37,230		First Busey Corp.	216,306	0.0
19,850	@	First Cash Financial Services, Inc.	1,143,161	0.1
3,248		First Citizens BancShares, Inc.	795,760	0.1

See Accompanying Notes to Financial Statements

84

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

50,920		First Commonwealth Financial Corp.	469,482	0.0
10,729		First Defiance Financial Corp.	307,922	0.0
38,080		First Financial Bancorp.	655,357	0.1
44,974		First Financial Bankshares, Inc.	1,410,834	0.1
9,230		First Financial Corp.	297,114	0.0
59,110		First Industrial Realty Trust, Inc.	1,113,632	0.1
1,109		First Interstate Bancsystem, Inc.	30,143	0.0
19,220		First Merchants Corp.	406,311	0.0
48,230		First Midwest Bancorp., Inc.	821,357	0.1
8,811		First NBC Bank Holding Co.	295,257	0.0
53,073		First Potomac Realty Trust	696,318	0.1
100,816		FirstMerit Corp.	1,991,116	0.2
14,217	@	Flagstar Bancorp, Inc.	257,328	0.0
25,800		Flushing Financial Corp.	530,190	0.1
74,062		FNB Corp.	949,475	0.1
26,370		Forestar Real Estate Group, Inc.	503,403	0.1
54,736		Franklin Street Properties Corp.	688,579	0.1
30,316		FXCM, Inc.	453,527	0.0
4,640		GAMCO Investors, Inc.	385,352	0.0
23,009		Getty Realty Corp.	439,012	0.0
76,040		GFI Group, Inc.	252,453	0.0
45,460		Glacier Bancorp., Inc.	1,290,155	0.1
16,494		Gladstone Commercial Corp.	294,748	0.0
80,252		Glimcher Realty Trust	869,129	0.1
22,516		Government Properties Income Trust	571,681	0.1
71,208		Gramercy Property Trust Inc.	430,808	0.0
11,490		Great Southern Bancorp., Inc.	368,254	0.0
16,349		Green Dot Corp.	310,304	0.0
15,700		Greenhill & Co., Inc.	773,225	0.1
19,750	@	Greenlight Capital Re Ltd.	650,565	0.1
47,938		Hancock Holding Co.	1,693,170	0.2
22,000		Hanmi Financial Corp.	463,760	0.0
41,636		Hatteras Financial Corp.	824,809	0.1
8,494		HCI Group, Inc.	344,856	0.0
50,340		Healthcare Realty Trust, Inc.	1,279,643	0.1
8,120		Heartland Financial USA, Inc.	200,808	0.0
15,207		Heritage Financial Corp.	244,681	0.0
126,731		Hersha Hospitality Trust	850,365	0.1
22,812		HFF, Inc.	848,378	0.1
46,360		Highwoods Properties, Inc.	1,944,802	0.2
36,020	@	Hilltop Holdings, Inc.	765,785	0.1
26,848		Home Bancshares, Inc.	881,151	0.1
37,848	@	Home Loan Servicing Solutions Ltd.	860,285	0.1
12,676		HomeStreet, Inc.	232,858	0.0

23,380		HomeTrust Bancshares Inc.	368,703	0.0
26,670		Horace Mann Educators Corp.	833,971	0.1
27,049		Hudson Pacific Properties, Inc.	685,422	0.1
13,993		Hudson Valley Holding Corp.	252,574	0.0
18,090		IBERIABANK Corp.	1,251,647	0.1
36,920	@	ICG Group, Inc.	770,890	0.1
19,780		Independent Bank Corp./MI	254,569	0.0
13,110		Independent Bank Corp.	503,162	0.1
7,526		Independent Bank Group, Inc.	418,972	0.0
8,050		Infinity Property & Casualty Corp.	541,202	0.1
56,772		Inland Real Estate Corp.	603,486	0.1
26,956	@	Insmed Inc.	538,581	0.1
35,630		International Bancshares Corp.	962,010	0.1
13,555	@	Intl. FCStone, Inc.	270,016	0.0
83,889		Invesco Mortgage Capital, Inc.	1,456,313	0.1
28,900	@	Investment Technology Group, Inc.	487,832	0.1
181,179		Investors Bancorp, Inc.	2,002,028	0.2
89,225		Investors Real Estate Trust	821,762	0.1
65,110	@	iStar Financial, Inc.	975,348	0.1
64,644		Janus Capital Group, Inc.	806,757	0.1
4,087		Kansas City Life Insurance Co.	185,877	0.0
27,019		KCG Holdings, Inc.	320,986	0.0
19,310		Kemper Corp.	711,767	0.1
35,631		Kennedy-Wilson Holdings, Inc.	955,623	0.1
75,513		Kite Realty Group Trust	463,650	0.0
11,670		Lakeland Financial Corp.	445,327	0.0
53,300		LaSalle Hotel Properties	1,880,957	0.2
94,042		Lexington Realty Trust	1,035,402	0.1
17,999		LTC Properties, Inc.	702,681	0.1
38,507		Mack-Cali Realty Corp.	827,130	0.1
46,900	@	Maiden Holdings Ltd.	567,021	0.1
22,997		MainSource Financial Group, Inc.	396,698	0.0
14,621		Manning & Napier, Inc.	252,358	0.0
22,070		MarketAxess Holdings, Inc.	1,193,104	0.1
34,500		MB Financial, Inc.	933,225	0.1
31,600		Meadowbrook Insurance Group, Inc.	227,204	0.0
81,329		Medical Properties Trust, Inc.	1,076,796	0.1
5,802		Merchants Bancshares, Inc.	185,548	0.0
197,862	@	MGIC Investment Corp.	1,828,245	0.2
51,598		Monmouth Real Estate Investment Corp.	518,044	0.1
31,259	@	Montpelier Re Holdings Ltd.	998,725	0.1

See Accompanying Notes to Financial Statements

85

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

28,242		National Bank Holdings Corp.	563,145	0.1
7,599		National Bankshares, Inc.	234,733	0.0
4,869		National General Holdings Corp.	84,721	0.0
15,810		National Health Investors, Inc.	989,074	0.1
6,943		National Interstate Corp.	194,543	0.0
82,810		National Penn Bancshares, Inc.	876,130	0.1
1,665		National Western Life Insurance Co.	415,268	0.0
7,530	@	Navigators Group, Inc.	504,887	0.1
22,730		NBT Bancorp., Inc.	545,975	0.1
17,700		Nelnet, Inc.	733,311	0.1
123,707		New Residential Investment Corp.	779,354	0.1
71,468		New York Mortgage Trust, Inc.	558,165	0.1
38,693	@	NewBridge Bancorp	311,866	0.0
23,200		NewStar Financial, Inc.	326,192	0.0
34,304		NMI Holdings, Inc.	360,192	0.0
41,053		Northfield Bancorp, Inc./NJ	538,205	0.1
71,570		Northwest Bancshares, Inc.	971,205	0.1
25,727		OFG Bancorp	473,634	0.0
58,330		Old National Bancorp.	832,952	0.1
12,584		OmniAmerican Bancorp, Inc.	314,600	0.0
12,880		One Liberty Properties, Inc.	274,859	0.0
43,575		Oritani Financial Corp.	670,619	0.1
10,800		Federal Agricultural Mortgage Corp.	335,664	0.0
7,360	L	Park National Corp.	568,192	0.1
49,699		Park Sterling Corp.	327,516	0.0
27,943		Parkway Properties, Inc.	577,023	0.1
29,605		Pebblebrook Hotel Trust	1,094,201	0.1
43,513		Pennsylvania Real Estate Investment Trust	818,915	0.1
13,668		PennyMac Financial Services, Inc.	207,617	0.0
36,897		Pennymac Mortgage Investment Trust	809,520	0.1
11,671		Peoples Bancorp., Inc.	308,698	0.0
8,246		Peoples Financial Services Corp.	423,762	0.0
32,490		PHH Corp.	746,620	0.1
6,493	@	Phoenix Cos, Inc.	314,196	0.0
24,286	@	Pico Holdings, Inc.	577,035	0.1
22,580		Pinnacle Financial Partners, Inc.	891,458	0.1
12,430		Piper Jaffray Cos.	643,501	0.1
19,810	@	Platinum Underwriters Holdings Ltd.	1,284,679	0.1
32,061	@	Portfolio Recovery Associates, Inc.	1,908,591	0.2
29,710		Potlatch Corp.	1,229,994	0.1
28,127		Primerica, Inc.	1,345,877	0.1
31,734		PrivateBancorp, Inc.	922,190	0.1
36,100		Prosperity Bancshares, Inc.	2,259,860	0.2

38,970		Provident Financial Services, Inc.	674,960	0.1
10,890		PS Business Parks, Inc.	909,206	0.1
100,750		Radian Group, Inc.	1,492,108	0.1
68,826		RAIT Financial Trust	569,191	0.1
32,772		Ramco-Gershenson Properties	544,671	0.1
55,780		Redwood Trust, Inc.	1,086,037	0.1
20,115		Renasant Corp.	584,743	0.1
35,598	@	Republic First Bancorp, Inc.	179,414	0.0
103,226		Resource Capital Corp.	581,162	0.1
51,365		Retail Opportunity Investments	807,971	0.1
24,980		RLI Corp.	1,143,584	0.1
65,681		RLJ Lodging Trust	1,897,524	0.2
22,240		Rouse Properties, Inc.	380,526	0.0
24,928		Ryman Hospitality Properties	1,200,283	0.1
15,760		S&T Bancorp, Inc.	391,636	0.0
29,900		Sabra Healthcare REIT, Inc.	858,429	0.1
18,093	@	Safeguard Scientifics, Inc.	376,153	0.0
9,020		Safety Insurance Group, Inc.	463,448	0.0
18,640		Sandy Spring Bancorp, Inc.	464,322	0.0
37,990		Selective Insurance Group	939,113	0.1
25,726		Silver Bay Realty Trust Corp.	419,848	0.0
11,510		Simmons First National Corp.	453,379	0.0
15,910		South State Corp.	970,510	0.1
14,975	L	Southside Bancshares, Inc.	433,676	0.0
22,124		Southwest Bancorp., Inc.	377,435	0.0
17,240		Sovran Self Storage, Inc.	1,331,790	0.1
14,799	L	Springleaf Holdings, Inc.	384,034	0.0
35,628	@	St. Joe Co.	906,020	0.1
31,050		STAG Industrial, Inc.	745,511	0.1
17,195		Starwood Waypoint Residential Trust	450,681	0.0
10,080		State Auto Financial Corp.	236,174	0.0
30,400		State Bank Financial Corp.	514,064	0.1
53,121		Sterling Bancorp/DE	637,452	0.1
15,900		Stewart Information Services Corp.	493,059	0.1
37,400	@	Stifel Financial Corp.	1,770,890	0.2
10,540		Stock Yards Bancorp, Inc.	315,146	0.0
122,220	@	Strategic Hotel Capital, Inc.	1,431,196	0.1
51,755		Summit Hotel Properties, Inc.	548,603	0.1
18,943		Sun Communities, Inc.	944,119	0.1
101,888		Sunstone Hotel Investors, Inc.	1,521,188	0.2
134,692		Susquehanna Bancshares, Inc.	1,422,348	0.1

See Accompanying Notes to Financial Statements

86

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

31,227	@	SWS Group, Inc.	227,333	0.0
36,459		Symetra Financial Corp.	829,078	0.1
8,290	@	Tejon Ranch Co.	266,855	0.0
27,719		Terreno Realty Corp.	535,808	0.1
9,593		Territorial Bancorp, Inc.	200,302	0.0
20,188		Texas Capital Bancshares, Inc.	1,089,143	0.1
49,048		The Geo Group, Inc.	1,752,485	0.2
15,009		Third Point Reinsurance Ltd.	229,037	0.0
14,005		Tompkins Financial Corp.	674,761	0.1
17,056		TowneBank	267,950	0.0
10,390		Trico Bancshares	240,425	0.0
50,250		Trustco Bank Corp.	335,670	0.0
45,950		Trustmark Corp.	1,134,506	0.1
23,310		UMB Financial Corp.	1,477,621	0.1
18,382		UMH Properties, Inc.	184,371	0.0
111,431		Umpqua Holdings Corp.	1,996,844	0.2
25,009		Union Bankshares Corp.	641,481	0.1
31,141		United Bankshares, Inc.	1,006,789	0.1
26,781		United Community Banks, Inc./GA	438,405	0.0
56,329	@	United Community Financial Corp.	232,639	0.0
50,448		United Financial Bancorp, Inc.	683,570	0.1
18,520		United Fire Group, Inc.	543,006	0.1
13,054		Universal Health Realty Income Trust	567,588	0.1
16,204		Universal Insurance Holdings, Inc.	210,166	0.0
14,960		Univest Corp. of Pennsylvania	309,672	0.0
14,040		Urstadt Biddle Properties, Inc.	293,155	0.0
87,858		Valley National Bancorp.	870,673	0.1
21,924		ViewPoint Financial Group	589,975	0.1
4,466		Virtus Investment Partners	945,676	0.1
23,971	@,L	Walter Investment Management Corp.	713,856	0.1
46,140		Washington Federal, Inc.	1,034,920	0.1
42,240		Washington Real Estate Investment Trust	1,097,395	0.1
11,810		Washington Trust Bancorp, Inc.	434,254	0.0
28,279		Waterstone Financial, Inc.	322,663	0.0
51,760		Webster Financial Corp.	1,632,510	0.2
16,970		WesBanco, Inc.	526,749	0.1
20,484		Westamerica Bancorp.	1,070,904	0.1
44,440		Western Alliance Bancorp.	1,057,672	0.1
17,344		Western Asset Mortgage Capital Corp.	245,764	0.0
7,950		Westwood Holdings Group, Inc.	477,318	0.0
20,725		Whitestone REIT	309,010	0.0
65,501		Wilshire Bancorp., Inc.	672,695	0.1

35,387		Winthrop Realty Trust	543,190	0.1
20,940		Wintrust Financial Corp.	963,240	0.1
60,572		WisdomTree Investments, Inc.	748,670	0.1
8,106	@,L	World Acceptance, Corp.	615,732	0.1
6,380		WSFS Financial Corp.	470,015	0.0
14,358	@	Yadkin Financial Corporation	270,505	0.0
			229,879,475	22.2

		Health Care: 12.9%
12,180		Abaxism, Inc.	539,696	0.1
26,807	@,L	Abiomed, Inc.	673,928	0.1
19,415		Acadia Healthcare Co., Inc.	883,382	0.1
43,109	L	Acadia Pharmaceuticals, Inc.	973,832	0.1
12,226	@	Accelerate Diagnostics, Inc.	317,876	0.0
8,951		Acceleron Pharma, Inc.	304,065	0.0
48,503	L	Accuray, Inc.	426,826	0.1
66,105	L	Achillion Pharmaceuticals, Inc.	500,415	0.1
26,160		Acorda Therapeutics, Inc.	881,854	0.1
18,253		Aegerion Pharmaceuticals, Inc.	585,739	0.1
6,347		Aerie Pharmaceuticals, Inc.	157,215	0.0
54,581	@	Affymetrix, Inc.	486,317	0.1
57,596	@	Agenus, Inc.	185,459	0.0
7,616		Agios Pharmaceuticals, Inc.	348,965	0.0
23,527	@	Air Methods Corp.	1,215,170	0.1
34,358	@	Akorn, Inc.	1,142,403	0.1
18,589	@	Albany Molecular Research, Inc.	374,011	0.0
17,940	@	AMAG Pharmaceuticals, Inc.	371,717	0.0
22,790	@	Amedisys, Inc.	381,505	0.0
32,510		AMN Healthcare Services, Inc.	399,873	0.0
28,004	@	Ampio Pharmaceuticals, Inc.	233,833	0.0
20,140	@	Amsurg Corp.	917,780	0.1
23,923		Anacor Pharmaceuticals, Inc.	424,155	0.1
7,800		Analogic Corp.	610,272	0.1
18,000		Angiodynamics, Inc.	293,940	0.0
10,578		Anika Therapeutics, Inc.	490,079	0.1
93,600	@,L	Antares Pharma, Inc.	249,912	0.0
15,920		Aratana Therapeutics, Inc.	248,511	0.0
137,629	L	Arena Pharmaceuticals, Inc.	806,506	0.1
90,880		Ariad Pharmaceuticals, Inc.	578,906	0.1
77,330		Array Biopharma, Inc.	352,625	0.0
30,115	@	Arrowhead Research Corp.	430,946	0.1
25,448		AtriCure, Inc.	467,734	0.1
830		Atrion Corp.	270,580	0.0
31,015	L	Auxilium Pharmaceuticals, Inc.	622,161	0.1

See Accompanying Notes to Financial Statements

87

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

96,224	@	AVANIR Pharmaceuticals, Inc.	542,703	0.1
44,615		BioScrip, Inc.	372,089	0.0
40,197		BioCryst Pharmaceuticals, Inc.	512,512	0.1
22,707		BioDelivery Sciences International, Inc.	274,073	0.0
68,543		Bio-Path Holdings, Inc.	209,056	0.0
13,276	@	Bio-Reference Labs, Inc.	401,201	0.0
10,864		Bluebird Bio, Inc.	419,024	0.1
23,461	@	Cambrex Corp.	485,643	0.1
17,352		Cantel Medical Corp.	635,430	0.1
21,680		Capital Senior Living Corp.	516,851	0.1
15,613	@	Cardiovascular Systems, Inc.	486,501	0.1
48,389	@	Celldex Therapeutics, Inc.	789,708	0.1
40,600		Cepheid, Inc.	1,946,364	0.2
68,989	L	Cerus Corp.	286,304	0.0
11,841	L	Chemed Corp.	1,109,738	0.1
15,904		Chimerix, Inc.	348,934	0.0
12,980	X	Clinical Data, Inc.	12,980	0.0
13,543		Clovis Oncology, Inc.	560,816	0.1
7,230		Computer Programs & Systems, Inc.	459,828	0.1
19,440		Conmed Corp.	858,276	0.1
7,800	@	Corvel Corp.	352,404	0.0
31,350		CryoLife, Inc.	280,582	0.0
114,959	@,L	CTI BioPharma Corp.	323,035	0.0
16,790		Cyberonics	1,048,703	0.1
20,237		Cynosure, Inc.	430,036	0.1
42,952	@	CytRx Corp.	179,539	0.0
134,297	L	Dendreon Corp.	308,883	0.0
47,800		Depomed, Inc.	664,420	0.1
39,709		DexCom, Inc.	1,574,859	0.2
90,376		Dyax Corp.	867,610	0.1
171,154		Dynavax Technologies Corp.	273,846	0.0
23,668		Emergent Biosolutions, Inc.	531,583	0.1
23,267		Emeritus Corp.	736,401	0.1
5,290		Enanta Pharmaceuticals, Inc.	227,840	0.0
23,200	L	Endocyte, Inc.	152,888	0.0
36,630		Endologix, Inc.	557,142	0.1
10,961		Ensign Group, Inc.	340,668	0.0
7,801		Epizyme, Inc.	242,767	0.0
47,453	@,L	Exact Sciences Corp.	808,125	0.1
10,008	@	Exactech, Inc.	252,502	0.0
23,608		ExamWorks Group, Inc.	749,082	0.1
114,667	L	Exelixis, Inc.	388,721	0.0
12,705		FivePrime Therapeutics, Inc.	197,563	0.0
21,407		Fluidigm Corp.	629,366	0.1
8,166		Foundation Medicine, Inc.	220,155	0.0
5,252		Furiex Pharmaceuticals, Inc.	557,657	0.1
13,649	@	Galectin Therapeutics, Inc.	188,493	0.0
103,585	@,L	Galena Biopharma, Inc.	316,970	0.0
22,809		GenMark Diagnostics, Inc.	308,606	0.0
9,840		Genomic Health, Inc.	269,616	0.0

26,777	@	Gentiva Health Services, Inc.	403,262	0.0
119,704		Geron Corp.	384,250	0.0
28,462		Globus Medical Inc	680,811	0.1
15,180		Greatbatch, Inc.	744,731	0.1
36,927	@	Haemonetics Corp.	1,302,785	0.1
60,782	@	Halozyme Therapeutics, Inc.	600,526	0.1
17,968	@	Hanger Orthopedic Group, Inc.	565,094	0.1
55,649		Healthsouth Corp.	1,996,130	0.2
13,424		HealthStream, Inc.	326,203	0.0
24,120	@	Healthways, Inc.	423,065	0.1
8,408		HeartWare International, Inc.	744,108	0.1
17,249		Heron Therapeutics, Inc.	212,508	0.0
55,765	@	HMS Holdings Corp.	1,138,164	0.1
41,925	L	Horizon Pharma, Inc.	663,253	0.1
8,542		Hyperion Therapeutics, Inc.	222,946	0.0
6,580	@	ICU Medical, Inc.	400,130	0.0
70,320	L	Idenix Pharmaceuticals, Inc.	1,694,712	0.2
47,705	L	Immunogen, Inc.	565,304	0.1
61,662	@,L	Immunomedics, Inc.	225,066	0.0
45,868		Impax Laboratories, Inc.	1,375,581	0.1
33,630	@	Infinity Pharmaceuticals, Inc.	428,446	0.1
35,380		Inovio Pharmaceuticals, Inc.	382,458	0.0
28,243		Insulet Corp.	1,120,400	0.1
5,321		Insys Therapeutics, Inc.	166,175	0.0
12,830	@	Integra LifeSciences Holdings Corp.	603,780	0.1
54,538		InterMune, Inc.	2,407,853	0.2
12,331		Intra-Cellular Therapies, Inc.	207,901	0.0
18,800		Intrexon Corp.	472,444	0.1
19,460		Invacare Corp.	357,480	0.0
12,070		IPC The Hospitalist Co., Inc.	533,735	0.1
65,373		Ironwood Pharmaceuticals, Inc.	1,002,168	0.1
66,412		Isis Pharmaceuticals, Inc.	2,287,893	0.2
6,651		Karyopharm Therapeutics, Inc.	309,604	0.0
54,700	L	Keryx Biopharmaceuticals, Inc.	841,286	0.1
33,956		Kindred Healthcare, Inc.	784,384	0.1
10,313		KYTHERA Biopharmaceuticals, Inc.	395,710	0.0
7,080		Landauer, Inc.	297,360	0.0
16,416	@	Lannett Co., Inc.	814,562	0.1
8,751		LDR Holding Corp.	218,862	0.0
139,200		Lexicon Genetics, Inc.	224,112	0.0
13,524	@	Ligand Pharmaceuticals, Inc.	842,410	0.1
24,304		Luminex Corp.	416,814	0.1
11,625		MacroGenics, Inc.	252,611	0.0
17,597		Magellan Health Services, Inc.	1,095,237	0.1

See Accompanying Notes to Financial Statements

88

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

124,651	L	MannKind Corp.	1,369,914	0.1
34,844	@	Masimo Corp.	822,318	0.1
35,730		MedAssets, Inc.	816,073	0.1
32,142		Medicines Co.	934,047	0.1
30,478		Medidata Solutions, Inc.	1,304,763	0.1
28,590		Meridian Bioscience, Inc.	590,098	0.1
19,212	@	Merit Medical Systems, Inc.	290,101	0.0
68,187	L	Merrimack Pharmaceutical, Inc.	497,083	0.1
71,659	@,L	MiMedx Group Inc.	508,062	0.1
12,412	@	Molina Healthcare, Inc.	553,948	0.1
30,881		Momenta Pharmaceuticals, Inc.	373,042	0.0
8,290		MWI Veterinary Supply, Inc.	1,177,097	0.1
39,869		NanoViricides, Inc.	168,646	0.0
5,070		National Healthcare Corp.	285,390	0.0
23,930		Natus Medical, Inc.	601,600	0.1
112,043		Navidea Biopharmaceuticals, Inc.	165,824	0.0
68,822	@	Nektar Therapeutics	882,298	0.1
22,522		Neogen Corp.	911,465	0.1
45,254		Neuralstem, Inc.	190,972	0.0
40,383	@	Neurocrine Biosciences, Inc.	599,284	0.1
15,524	L	NewLink Genetics Corp.	412,162	0.0
27,646	@	Northwest Biotherapeutics, Inc.	185,505	0.0
143,350		Novavax, Inc.	662,277	0.1
59,298		NPS Pharmaceuticals, Inc.	1,959,799	0.2
26,480		NuVasive, Inc.	941,894	0.1
35,591		NxStage Medical, Inc.	511,443	0.1
21,600	L	Omeros Corp.	375,840	0.0
25,370		Omnicell, Inc.	728,373	0.1
8,652		OncoMed Pharmaceuticals, Inc.	201,592	0.0
61,046	@	Oncothyreon, Inc.	197,789	0.0
7,157		Ophthotech Corp.	302,813	0.0
113,794	L	Opko Health, Inc.	1,005,939	0.1
48,490	@	OraSure Technologies, Inc.	417,499	0.1
61,907	L	Orexigen Therapeutics, Inc.	382,585	0.0
36,578	@	Organovo Holdings, Inc.	305,426	0.0
10,580	@	Orthofix International NV	383,525	0.0
12,822		Osiris Therapeutics, Inc.	200,280	0.0
39,816		Owens & Minor, Inc.	1,352,948	0.1
51,607		Pacific Biosciences of California, Inc.	318,931	0.0
18,755		Pacira Pharmaceuticals, Inc./DE	1,722,834	0.2
32,617	@	Pain Therapeutics, Inc.	187,548	0.0
33,679	@	Parexel International Corp.	1,779,598	0.2
91,630	L	PDL BioPharma, Inc.	886,978	0.1

134,571	@,L	Peregrine Pharmaceuticals, Inc.	252,993	0.0
23,943	@	Pernix Therapeutics Holdings, Inc.	215,008	0.0
19,410		PharMerica Corp.	554,932	0.1
9,150		Phibro Animal Health Corp.	200,842	0.0
14,800	@,L	PhotoMedex, Inc.	181,300	0.0
20,097		Portola Pharmaceuticals, Inc.	586,430	0.1
45,141		Progenics Pharmaceuticals, Inc.	194,558	0.0
13,212		Prothena Corp. PLC	297,931	0.0
8,295		Providence Service Corp.	303,514	0.0
12,970		PTC Therapeutics, Inc.	339,036	0.0
14,532		Puma Biotechnology, Inc.	959,112	0.1
25,280		Quality Systems, Inc.	405,744	0.0
15,810		Quidel Corp.	349,559	0.0
26,711	@	RadNet, Inc.	177,094	0.0
47,609	@,L	Raptor Pharmaceutical Corp.	549,884	0.1
8,856		Receptos, Inc.	377,266	0.0
9,545		Relypsa, Inc.	232,134	0.0
15,968		Repligen Corp.	363,911	0.0
18,253	@,L	Repros Therapeutics, Inc.	315,777	0.0
15,292	@	Retrophin, Inc.	179,528	0.0
94,565	@	Rigel Pharmaceuticals, Inc.	343,271	0.0
24,337	L	Rockwell Medical Technologies, Inc.	291,801	0.0
60,380		RTI Biologics, Inc.	262,653	0.0
14,215		Sagent Pharmaceuticals, Inc.	367,600	0.0
46,313		Sangamo Biosciences, Inc.	707,199	0.1
22,534	@,L	Sarepta Therapeutics, Inc.	671,288	0.1
36,900	@	Sciclone Pharmaceuticals, Inc.	194,094	0.0
33,448		Select Medical Holdings Corp.	521,789	0.1
101,481	@,L	Sequenom, Inc.	392,731	0.0
23,433		Spectranetics Corp.	536,147	0.1
42,460	@	Spectrum Pharmaceuticals, Inc.	345,200	0.0
28,028	@	Staar Surgical Co.	470,870	0.1
35,722		Steris Corp.	1,910,413	0.2
38,357	@	Sunesis Pharmaceuticals, Inc.	250,088	0.0
20,308		Supernus Pharmaceuticals, Inc.	222,373	0.0
15,270	@	SurModics, Inc.	327,083	0.0
11,737	@	Synageva BioPharma Corp.	1,230,038	0.1
61,742	L	Synergy Pharmaceuticals, Inc.	251,290	0.0
35,831		Team Health Holdings, Inc.	1,789,400	0.2
10,929		Tesaro, Inc.	340,001	0.0
16,889		Tetraphase Pharmaceuticals, Inc.	227,833	0.0
19,552	@	TG Therapeutics, Inc.	183,593	0.0
67,745	@,L	TherapeuticsMD, Inc.	299,433	0.0

See Accompanying Notes to Financial Statements

89

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

12,422	@	Theravance Biopharma, Inc.	396,013	0.0
44,987		Theravance, Inc.	1,339,713	0.1
27,802	@	Thoratec Corp.	969,178	0.1
42,200	@	Threshold Pharmaceuticals, Inc.	167,112	0.0
15,948	@	Tornier NV	372,864	0.0
12,570		Triple-S Management Corp.	225,380	0.0
42,590	X	Trius Therapeutics, Inc. - CVR	–	–
81,911	L	Unilife Corp.	242,457	0.0
25,820		Universal American Corp./NY	215,081	0.0
23,897	L	Vanda Pharmaceuticals, Inc.	386,653	0.0
18,783		Vascular Solutions, Inc.	416,795	0.1
66,260	@,L	Vivus, Inc.	352,503	0.0
18,536		Vocera Communications, Inc.	244,675	0.0
33,090		Volcano Corp.	582,715	0.1
25,943		WellCare Health Plans, Inc.	1,936,904	0.2
44,961		West Pharmaceutical Services, Inc.	1,896,455	0.2
22,600		Wright Medical Group, Inc.	709,640	0.1
49,672		Xenoport, Inc.	239,916	0.0
53,900	@	XOMA Corp.	247,401	0.0
16,637		Zeltiq Aesthetics, Inc.	252,716	0.0
50,886	@,L	ZIOPHARM Oncology, Inc.	205,071	0.0
99,691		Zogenix, Inc.	200,379	0.0
			133,726,560	12.9

		Industrials: 14.0%
19,297		AAON, Inc.	646,835	0.1
23,620		AAR Corp.	650,967	0.1
38,550		ABM Industries, Inc.	1,040,079	0.1
28,744	L	Acacia Research - Acacia Technologies	510,206	0.1
74,560	@	ACCO Brands Corp.	477,930	0.0
14,169		Aceto Corp.	257,026	0.0
41,145		Actuant Corp.	1,422,383	0.1
19,434	@	Advisory Board Co.	1,006,681	0.1
28,790		Aegion Corp.	669,943	0.1
9,760		Aerovironment, Inc.	310,368	0.0
49,380		Air Transport Services Group, Inc.	413,311	0.0
37,246		Aircastle Ltd.	661,861	0.1
5,200		Alamo Group, Inc.	281,268	0.0
15,490		Albany International Corp.	588,000	0.1
8,119		Allegiant Travel Co.	956,175	0.1
17,130		Altra Holdings, Inc.	623,361	0.1
2,960		American Railcar Industries, Inc.	200,599	0.0
6,960		American Science & Engineering, Inc.	484,346	0.1
8,840	@	American Woodmark Corp.	281,731	0.0
18,700		Apogee Enterprises, Inc.	651,882	0.1
28,610		Applied Industrial Technologies, Inc.	1,451,385	0.1
17,666		ArcBest Corp.	768,648	0.1
13,030		Argan, Inc.	485,889	0.1

15,410		Astec Industries, Inc.	676,191	0.1
7,038	@	Astronics Corp.	397,295	0.0
17,479		Atlas Air Worldwide Holdings, Inc.	644,101	0.1
16,120		AZZ, Inc.	742,810	0.1
33,000		Barnes Group, Inc.	1,271,820	0.1
6,797		Barrett Business Services, Inc.	319,459	0.0
27,280	@	Beacon Roofing Supply, Inc.	903,514	0.1
26,010		Belden CDT, Inc.	2,032,942	0.2
32,450		Blount International, Inc.	457,869	0.0
36,162		Brady Corp.	1,080,159	0.1
27,270		Briggs & Stratton Corp.	557,944	0.1
32,200		Brink's Co.	908,684	0.1
50,613	@	Builders FirstSource, Inc.	378,585	0.0
11,800		CAI International, Inc.	259,718	0.0
292,618		Capstone Turbine Corp.	441,853	0.0
33,580	@	CBIZ, Inc.	303,227	0.0
13,670		Celadon Group, Inc.	291,444	0.0
18,619		Chart Industries, Inc.	1,540,536	0.2
11,530		CIRCOR International, Inc.	889,309	0.1
43,090		Civeo Corp.	1,078,543	0.1
31,043		Clarcor, Inc.	1,920,010	0.2
18,040		Columbus McKinnon Corp.	487,982	0.1
27,280		Comfort Systems USA, Inc.	431,024	0.0
21,580		Corporate Executive Board Co.	1,472,188	0.1
9,520		Cubic Corp.	423,735	0.0
27,520		Curtiss-Wright Corp.	1,804,211	0.2
31,008		Deluxe Corp.	1,816,449	0.2
40,930	@	DigitalGlobe, Inc.	1,137,854	0.1
25,217		Douglas Dynamics, Inc.	444,324	0.0
5,069	@	DXP Enterprises, Inc.	382,912	0.0
19,803	@	Dycom Industries, Inc.	620,032	0.1
14,560		Dynamic Materials Corp.	322,213	0.0
11,600		Echo Global Logistics, Inc.	222,372	0.0
40,209		EMCOR Group, Inc.	1,790,507	0.2
13,610		Encore Wire Corp.	667,434	0.1
23,277		Enernoc, Inc.	441,099	0.0
27,909		EnerSys	1,919,860	0.2
12,271		Engility Holdings, Inc.	469,488	0.0
17,520		Ennis, Inc.	267,355	0.0
12,440		EnPro Industries, Inc.	910,110	0.1
15,700		ESCO Technologies, Inc.	543,848	0.1
17,601	@	Esterline Technologies Corp.	2,026,227	0.2
6,193		ExOne Co/The	245,367	0.0
8,190		Exponent, Inc.	606,961	0.1
42,240		Federal Signal Corp.	618,816	0.1
18,770		Forward Air Corp.	898,144	0.1
32,240		Franklin Electric Co., Inc.	1,300,239	0.1
21,822	@	FTI Consulting, Inc.	825,308	0.1
163,906	@,L	FuelCell Energy, Inc.	393,374	0.0
42,039	@	Furmanite Corp.	489,334	0.1
10,950		G&K Services, Inc.	570,167	0.1
44,321	@,L	Gencorp, Inc.	846,531	0.1

See Accompanying Notes to Financial Statements

90

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

34,886	@	Generac Holdings, Inc.	1,700,344	0.2
20,250		General Cable Corp.	519,615	0.1
24,989	@	Gibraltar Industries, Inc.	387,579	0.0
19,500		Global Power Equipment Group, Inc.	315,120	0.0
14,265		Gorman-Rupp Co.	504,553	0.1
70,557		GrafTech International Ltd.	738,026	0.1
11,059		Graham Corp.	384,964	0.0
18,976		Granite Construction, Inc.	682,756	0.1
41,440	@	Great Lakes Dredge & Dock Corp.	331,106	0.0
14,870		Greenbrier Cos., Inc.	856,512	0.1
21,230		Griffon Corp.	263,252	0.0
22,360	@	H&E Equipment Services, Inc.	812,562	0.1
36,429		Harsco Corp.	970,104	0.1
33,516		Hawaiian Holdings, Inc.	459,504	0.0
35,233		Healthcare Services Group	1,037,260	0.1
36,890		Heartland Express, Inc.	787,233	0.1
39,711		Heico Corp.	2,062,589	0.2
14,690		Heidrick & Struggles International, Inc.	271,765	0.0
40,967		Herman Miller, Inc.	1,238,842	0.1
28,900		Hillenbrand, Inc.	942,718	0.1
32,007		HNI, Corp.	1,251,794	0.1
19,329		Houston Wire & Cable Co.	239,873	0.0
26,546	@	HUB Group, Inc.	1,337,918	0.1
14,550		Huron Consulting Group, Inc.	1,030,431	0.1
5,379		Hyster-Yale Materials Handling, Inc.	476,257	0.0
3,750	X	Hyster-Yale Materials Handling, Inc. - B shares	332,025	0.0
13,357		ICF International, Inc.	472,304	0.0
32,624		Innerworkings, Inc.	277,304	0.0
13,880		Insperity, Inc.	458,040	0.0
20,365		Insteel Industries, Inc.	400,172	0.0
33,570		Interface, Inc.	632,459	0.1
135,549	@	JetBlue Airways Corp.	1,470,707	0.1
17,870		John Bean Technologies Corp.	553,791	0.1
8,640		Kadant, Inc.	332,208	0.0
15,500		Kaman Corp.	662,315	0.1
15,330		Kelly Services, Inc.	263,216	0.0
29,295	L	Keyw Holding Corp.	368,238	0.0
24,730		Kforce, Inc.	535,405	0.1
22,680		Kimball International, Inc.	379,210	0.0
32,001		Knight Transportation, Inc.	760,664	0.1
17,848		Knightsbridge Tankers Ltd.	253,263	0.0
31,040		Knoll, Inc.	537,923	0.1
27,230		Korn/Ferry International	799,745	0.1
45,001	@	Kratos Defense & Security Solutions, Inc.	351,008	0.0
9,169		LB Foster Co.	496,226	0.1
10,187	L	Lindsay Manufacturing Co.	860,496	0.1
14,100		Marten Transport Ltd.	315,135	0.0
13,858	@	Masonite International Corp.	779,651	0.1

31,615	@	Mastec, Inc.	974,374	0.1
21,153		Matson, Inc.	567,747	0.1
15,580		McGrath Rentcorp	572,565	0.1
65,154	@	Meritor, Inc.	849,608	0.1
12,750		Miller Industries, Inc.	262,395	0.0
23,730		Mobile Mini, Inc.	1,136,430	0.1
26,988	@	Moog, Inc.	1,967,155	0.2
15,920		MSA Safety, Inc.	915,082	0.1
36,440		Mueller Industries, Inc.	1,071,700	0.1
105,540		Mueller Water Products, Inc.	911,866	0.1
10,100		Multi-Color Corp.	404,101	0.0
16,990		MYR Group, Inc./Delaware	430,357	0.0
3,760	L	National Presto Industries, Inc.	273,878	0.0
32,770	@	Navigant Consulting, Inc.	571,837	0.1
42,187	@	Navios Maritime Holdings, Inc.	426,932	0.0
9,339	@	NCI Building Systems, Inc.	181,457	0.0
6,000		Nortek, Inc.	538,560	0.1
10,581		Northwest Pipe Co.	426,732	0.0
27,880	@	On Assignment, Inc.	991,692	0.1
39,439		Orbital Sciences Corp.	1,165,422	0.1
30,527		Orion Marine Group, Inc.	330,607	0.0
4,259		Park-Ohio Holdings Corp.	247,490	0.0
23,691		PGT, Inc.	200,663	0.0
98,190	@	Plug Power, Inc.	459,529	0.0
26,472	L	Polypore International, Inc.	1,263,509	0.1
7,301		Powell Industries, Inc.	477,339	0.0
17,527	@	PowerSecure International, Inc.	170,713	0.0
18,117		Primoris Services Corp.	522,494	0.1
11,384		Proto Labs, Inc.	932,577	0.1
20,157		Quad/Graphics, Inc.	450,912	0.0
23,080		Quality Distribution, Inc.	342,969	0.0
22,771		Quanex Building Products Corp.	406,918	0.0
20,465		Raven Industries, Inc.	678,210	0.1
13,000		RBC Bearings, Inc.	832,650	0.1
31,416		Republic Airways Holdings, Inc.	340,549	0.0
29,940		Resources Connection, Inc.	392,513	0.0
33,783		Rexnord Corp.	950,991	0.1
15,000		Roadrunner Transportation Systems, Inc.	421,500	0.0
20,600		RPX Corp.	365,650	0.0
20,400	@	Rush Enterprises, Inc. - Class A	707,268	0.1
12,092	@	Saia, Inc.	531,202	0.1
13,140		Schawk, Inc.	267,530	0.0
79,941		Scorpio Bulkers Inc.	711,475	0.1
24,810		Simpson Manufacturing Co., Inc.	902,092	0.1
38,449		Skywest, Inc.	469,847	0.0
11,040	@	SP Plus Corp.	236,146	0.0
8,050		Standex International Corp.	599,564	0.1
37,977		Steelcase, Inc.	574,592	0.1
11,967		Sun Hydraulics Corp.	485,860	0.1

See Accompanying Notes to Financial Statements

91

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

43,126		Swift Transportation Co.	1,088,069	0.1
15,174		TAL International Group, Inc.	673,119	0.1
40,672	@	Taser International, Inc.	540,938	0.1
12,204	@	Team, Inc.	500,608	0.1
21,554		Teledyne Technologies, Inc.	2,094,402	0.2
11,980		Tennant Co.	914,314	0.1
44,350		Tetra Tech, Inc.	1,219,625	0.1
9,409	@,L	Textainer Group Holdings Ltd.	363,376	0.0
17,256		Thermon Group Holdings, Inc.	454,178	0.0
29,635		Titan International, Inc.	498,461	0.1
14,540	L	Titan Machinery, Inc.	239,328	0.0
18,466		Trex Co., Inc.	532,190	0.1
22,953		Trimas Corp.	875,198	0.1
27,520	@	TrueBlue, Inc.	758,726	0.1
26,380	@	Tutor Perini Corp.	837,301	0.1
8,891		Twin Disc, Inc.	293,848	0.0
9,290		Unifirst Corp.	984,740	0.1
29,040		United Stationers, Inc.	1,204,289	0.1
11,469		Universal Forest Products, Inc.	553,609	0.1
14,110		US Ecology, Inc.	690,685	0.1
42,645	@	UTI Worldwide, Inc.	440,949	0.0
17,360		Viad Corp.	413,862	0.0
4,454		VSE Corp.	313,205	0.0
43,200	@	Wabash National Corp.	615,600	0.1
18,499		WageWorks, Inc.	891,837	0.1
15,036		Watsco, Inc.	1,545,099	0.2
18,770		Watts Water Technologies, Inc.	1,158,672	0.1
23,410		Werner Enterprises, Inc.	620,599	0.1
20,633		Wesco Aircraft Holdings, Inc.	411,835	0.0
13,299		West Corp.	356,413	0.0
38,949		Woodward Governor Co.	1,954,461	0.2
27,878	@	XPO Logistics, Inc.	797,868	0.1
18,733	@,L	YRC Worldwide, Inc.	526,585	0.1
			144,503,772	14.0

		Information Technology: 17.2%
22,600	@	ACI Worldwide, Inc.	1,261,758	0.1
44,230	@	Actuate Corp.	210,977	0.0
44,800	@	Acxiom Corp.	971,712	0.1
40,839		Adtran, Inc.	921,328	0.1
21,387		Advanced Energy Industries, Inc.	411,700	0.0
23,323		Advent Software, Inc.	759,630	0.1
14,667	@	Agilysys, Inc.	206,511	0.0
15,546	L	Ambarella Inc	484,724	0.1
25,970		American Software, Inc.	256,584	0.0
31,120		Amkor Technology, Inc.	347,922	0.0
28,307	L	Angie's List, Inc.	337,986	0.0
15,009		Anixter International, Inc.	1,501,951	0.2
54,085	@	Applied Micro Circuits Corp.	584,659	0.1
9,348		Applied Optoelectronics, Inc.	216,874	0.0
63,851		Aruba Networks, Inc.	1,118,670	0.1
55,900	@	Aspen Technology, Inc.	2,593,760	0.3
18,190	@	AVG Technologies	366,165	0.0

9,820		Badger Meter, Inc.	517,023	0.1
35,782		Bankrate, Inc.	627,616	0.1
33,605	L	Bazaarvoice, Inc.	265,143	0.0
35,200	@	Benchmark Electronics, Inc.	896,896	0.1
10,080		Black Box Corp.	236,275	0.0
28,960		Blackbaud, Inc.	1,035,030	0.1
31,506		Blackhawk Network Holdings, Inc.	889,099	0.1
23,434	@	Blucora, Inc.	442,200	0.0
20,464		Bottomline Technologies, Inc.	612,283	0.1
27,477		Brightcove, Inc.	289,608	0.0
18,000		BroadSoft, Inc.	475,020	0.1
38,480		Brooks Automation, Inc.	414,430	0.0
16,060	@	Cabot Microelectronics Corp.	717,079	0.1
14,197	@	CACI International, Inc.	996,771	0.1
22,980	@	CalAmp Corp.	497,747	0.1
26,837		Calix, Inc.	219,527	0.0
45,663		Callidus Software, Inc.	545,216	0.1
27,650		Cardtronics, Inc.	942,312	0.1
8,629		Cass Information Systems, Inc.	426,963	0.0
33,461		Cavium, Inc.	1,661,673	0.2
16,930		Ceva, Inc.	250,056	0.0
13,707		ChannelAdvisor Corp.	361,317	0.0
30,090	@	Checkpoint Systems, Inc.	420,959	0.0
43,791		Chegg, Inc.	308,289	0.0
81,311	@	Ciber, Inc.	401,676	0.0
56,606	@	Ciena Corp.	1,226,086	0.1
87,935		Cinedigm Corp.	218,958	0.0
36,570	@	Cirrus Logic, Inc.	831,602	0.1
48,480	@	Cognex Corp.	1,861,632	0.2
15,720	@	Coherent, Inc.	1,040,192	0.1
15,820		Cohu, Inc.	169,274	0.0
28,340		Commvault Systems, Inc.	1,393,478	0.1
98,605		Compuware Corp.	985,064	0.1
21,602		comScore, Inc.	766,439	0.1
16,255		Comtech Telecommunications	606,799	0.1
16,137		Comverse, Inc.	430,535	0.0
22,243		Constant Contact, Inc.	714,223	0.1
58,300		Convergys Corp.	1,249,952	0.1
44,542		Conversant, Inc.	1,131,367	0.1
29,206		Cornerstone OnDemand, Inc.	1,344,060	0.1
24,000	@	Cray, Inc.	638,400	0.1
17,497		CSG Systems International	456,847	0.1
22,100		CTS Corp.	413,270	0.0
23,740	@	CUI Global, Inc.	199,416	0.0
9,718		Cvent, Inc.	282,697	0.0
73,072		Cypress Semiconductor Corp.	797,216	0.1
31,010		Daktronics, Inc.	369,639	0.0
27,040		DealerTrack Holdings, Inc.	1,225,994	0.1
16,397		Demandware, Inc.	1,137,460	0.1
28,965		Digital River, Inc.	446,930	0.0
23,410	@	Diodes, Inc.	677,954	0.1
42,639		Dot Hill Systems Corp.	200,403	0.0
20,431	@	DSP Group, Inc.	173,459	0.0
16,892		DTS, Inc.	310,982	0.0
16,236	L	E2open, Inc.	335,598	0.0

See Accompanying Notes to Financial Statements

92

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

78,982		EarthLink Holdings Corp.	293,813	0.0
17,250	L	Ebix, Inc.	246,847	0.0
15,380		Electro Rent Corp.	257,307	0.0
23,840		Electro Scientific Industries, Inc.	162,350	0.0
29,662	@	Electronics for Imaging	1,340,722	0.1
21,020		Ellie Mae, Inc.	654,353	0.1
54,790	@	Emulex Corp.	312,303	0.0
89,600		Entegris, Inc.	1,231,552	0.1
70,910		Entropic Communications, Inc.	236,130	0.0
17,035		EPAM Systems, Inc.	745,281	0.1
23,250		EPIQ Systems, Inc.	326,662	0.0
4,031	@	ePlus, Inc.	234,604	0.0
32,324		Euronet Worldwide, Inc.	1,559,310	0.2
26,669		EVERTEC, Inc.	646,457	0.1
19,590	@	Exar Corp.	221,367	0.0
17,866		ExlService Holdings, Inc.	526,154	0.1
63,530	@	Extreme Networks, Inc.	282,073	0.0
20,600	@	Fabrinet	424,360	0.0
23,859		Fair Isaac Corp.	1,521,250	0.2
54,436		Fairchild Semiconductor International, Inc.	849,202	0.1
13,116		Faro Technologies, Inc.	644,258	0.1
22,650		FEI Co.	2,055,034	0.2
55,138	@	Finisar Corp.	1,088,975	0.1
21,225	@,L	FleetMatics Group PLC	686,417	0.1
55,821		Formfactor, Inc.	464,431	0.1
9,870		Forrester Research, Inc.	373,876	0.0
59,493		Fusion-io, Inc.	672,271	0.1
15,014		Gigamon, Inc.	287,368	0.0
52,204		Global Cash Access, Inc.	464,616	0.1
24,596		Global Eagle Entertainment, Inc.	304,990	0.0
57,578		Glu Mobile, Inc.	287,890	0.0
32,244		Gogo, Inc.	630,693	0.1
29,400	@	GSI Group, Inc.	374,262	0.0
82,771	L	GT Advanced Technologies, Inc.	1,539,541	0.2
32,806		Guidewire Software, Inc.	1,333,892	0.1
58,970	@	Harmonic, Inc.	439,916	0.0
21,660		Heartland Payment Systems, Inc.	892,609	0.1
17,309		Hittite Microwave Corp.	1,349,237	0.1
18,818	@	iGate Corp.	684,787	0.1
33,420	@	II-VI, Inc.	483,253	0.1
27,334		Immersion Corp.	347,688	0.0
14,287		Imperva, Inc.	374,034	0.0
65,091		Infinera Corp.	598,837	0.1
29,970		Infoblox, Inc.	394,105	0.0
37,580		Information Services Group, Inc.	180,760	0.0
23,200		Inphi Corp.	340,576	0.0
28,858	@	Insight Enterprises, Inc.	887,095	0.1
91,869	@	Integrated Device Technology, Inc.	1,420,295	0.1
22,400		Integrated Silicon Solution, Inc.	330,848	0.0
9,400		Interactive Intelligence Group	527,622	0.1
25,831		InterDigital, Inc.	1,234,722	0.1

45,570	@	Internap Network Services Corp.	321,268	0.0
32,900	@	International Rectifier Corp.	917,910	0.1
60,719		Intersil Corp.	907,749	0.1
30,900		IntraLinks Holdings, Inc.	274,701	0.0
35,348	L	InvenSense, Inc.	802,046	0.1
18,031		Itron, Inc.	731,157	0.1
31,928		Ixia	364,937	0.0
15,870		IXYS Corp.	195,518	0.0
30,072		j2 Global, Inc.	1,529,462	0.2
30,833		Jive Software, Inc.	262,389	0.0
37,481		Kofax Ltd.	322,337	0.0
71,603	@	Kopin Corp.	233,426	0.0
87,230	@	Lattice Semiconductor Corp.	719,647	0.1
65,570		Lionbridge Technologies	389,486	0.0
17,412	L	Liquidity Services, Inc.	274,413	0.0
11,380		Littelfuse, Inc.	1,057,771	0.1
39,896		LivePerson, Inc.	404,944	0.0
14,883		LogMeIn, Inc.	693,845	0.1
6,340	@	Loral Space & Communications, Inc.	460,855	0.1
51,577		Manhattan Associates, Inc.	1,775,796	0.2
17,310		Mantech International Corp.	510,991	0.1
20,566		Marchex, Inc.	247,203	0.0
22,658		Marin Software, Inc.	266,685	0.0
15,688		Marketo, Inc.	456,207	0.0
45,437		MAXIMUS, Inc.	1,954,700	0.2
17,094	@	Maxwell Technologies, Inc.	258,632	0.0
10,740	@	Measurement Specialties, Inc.	924,392	0.1
63,123		Mentor Graphics Corp.	1,361,563	0.1
38,269	@	Mercury Computer Systems, Inc.	433,970	0.0
23,321		Methode Electronics, Inc.	891,095	0.1
35,340		Micrel, Inc.	398,635	0.0
58,050	@	Microsemi Corp.	1,553,418	0.2
6,570	@	MicroStrategy, Inc.	923,873	0.1
49,000	L	Millennial Media, Inc.	244,510	0.0
36,040		MKS Instruments, Inc.	1,125,890	0.1
17,712		Model N, Inc.	195,718	0.0
12,316	@	MoneyGram International, Inc.	181,415	0.0
21,310		Monolithic Power Systems, Inc.	902,478	0.1
23,270		Monotype Imaging Holdings, Inc.	655,516	0.1
73,099	@	Monster Worldwide, Inc.	478,067	0.1
30,917	@	Move, Inc.	457,262	0.1
11,100		MTS Systems Corp.	752,136	0.1
23,220		Netgear, Inc.	807,359	0.1
21,540		Netscout Systems, Inc.	955,084	0.1
28,025		NeuStar, Inc.	729,210	0.1
25,170	@	Newport Corp.	465,645	0.1
38,160		NIC, Inc.	604,836	0.1
13,974	@	Numerex Corp.	160,561	0.0
4,200	@	NVE Corp.	233,478	0.0
35,603	@	Omnivision Technologies, Inc.	782,554	0.1

See Accompanying Notes to Financial Statements

93

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

12,212		OpenTable, Inc.	1,265,163	0.1
14,530	@	Oplink Communications, Inc.	246,574	0.0
10,222		OSI Systems, Inc.	682,319	0.1
11,510		Park Electrochemical Corp.	324,697	0.0
24,992		PDF Solutions, Inc.	530,330	0.1
25,600		Pegasystems, Inc.	540,672	0.1
22,216	L	Peregrine Semiconductor Corp.	152,402	0.0
28,927		Perficient, Inc.	563,209	0.1
23,289	@	Pericom Semiconductor Corp.	210,533	0.0
48,640	@	Photronics, Inc.	418,304	0.0
28,523		Plantronics, Inc.	1,370,530	0.1
23,155	@	Plexus Corp.	1,002,380	0.1
34,600		PLX Technology, Inc.	223,862	0.0
76,005	@	PMC - Sierra, Inc.	578,398	0.1
62,963	@	Polycom, Inc.	788,926	0.1
14,810		Power Integrations, Inc.	852,167	0.1
41,452	@	Progress Software Corp.	996,506	0.1
20,728		Proofpoint, Inc.	776,471	0.1
13,911		PROS Holdings, Inc.	367,807	0.0
54,200		QLIK Technologies, Inc.	1,226,004	0.1
46,200	@	QLogic Corp.	466,158	0.1
12,714		Qualys, Inc.	326,368	0.0
190,303		Quantum Corp.	232,170	0.0
44,964		QuickLogic Corp.	232,464	0.0
33,255		QuinStreet, Inc.	183,235	0.0
20,378		Rally Software Development Corp.	221,916	0.0
73,900	@	Rambus, Inc.	1,056,770	0.1
37,250	L	RealD, Inc.	475,310	0.1
26,301		RealPage, Inc.	591,246	0.1
163,632	@	RF Micro Devices, Inc.	1,569,231	0.2
9,973		Rocket Fuel, Inc.	310,061	0.0
17,170	@	Rofin-Sinar Technologies, Inc.	412,767	0.0
11,090	@	Rogers Corp.	735,822	0.1
22,430		Rubicon Technology, Inc.	196,263	0.0
36,806		Ruckus Wireless, Inc.	438,359	0.0
17,030		Rudolph Technologies, Inc.	168,256	0.0
49,189	@	Sanmina Corp.	1,120,525	0.1
61,300	@	Sapient Corp.	996,125	0.1
15,730	@	Scansource, Inc.	598,998	0.1
20,935		Science Applications International Corp.	924,490	0.1
17,764		SciQuest, Inc.	314,245	0.0
21,000	@	Seachange Intl., Inc.	168,210	0.0
41,840	@	Semtech Corp.	1,094,116	0.1
49,688	L	ServiceSource International, Inc.	288,190	0.0
67,490		ShoreTel, Inc.	440,035	0.0
30,903		Silicon Graphics International Corp.	297,287	0.0
52,550	@	Silicon Image, Inc.	264,852	0.0
19,436		Silicon Laboratories, Inc.	957,223	0.1
21,659		Silver Spring Networks, Inc.	288,714	0.0
136,789	@	Sonus Networks, Inc.	491,073	0.1
27,325		Spansion, Inc.	575,738	0.1
8,755		SPS Commerce, Inc.	553,228	0.1

32,907		SS&C Technologies Holdings, Inc.	1,455,148	0.1
10,598	@	Stamps.com, Inc.	357,047	0.0
23,690		Super Micro Computer, Inc.	598,646	0.1
24,526	@	SYKES Enterprises, Inc.	532,950	0.1
18,806	@	Synaptics, Inc.	1,704,576	0.2
16,370		Synchronoss Technologies, Inc.	572,295	0.1
12,574		SYNNEX Corp.	916,016	0.1
8,750	@	Syntel, Inc.	752,150	0.1
46,581	@	Take-Two Interactive Software, Inc.	1,035,961	0.1
21,033		Tangoe, Inc.	316,757	0.0
19,640		TeleTech Holdings, Inc.	569,364	0.1
29,960		Tessera Technologies, Inc.	661,517	0.1
12,689		Textura Corp.	299,968	0.0
77,920		Tivo, Inc.	1,005,947	0.1
90,805	@	Triquint Semiconductor, Inc.	1,435,627	0.1
20,375	L	Trulia, Inc.	965,368	0.1
46,680		TTM Technologies, Inc.	382,776	0.0
20,940	@	Tyler Technologies, Inc.	1,909,937	0.2
16,078	@,L	Ubiquiti Networks, Inc.	726,565	0.1
17,470		Ultimate Software Group, Inc.	2,413,830	0.2
17,710	@	Ultratech, Inc.	392,808	0.0
26,814	@	Unisys Corp.	663,378	0.1
25,324	@,L	Universal Display Corp.	812,900	0.1
105,483	@	Unwired Planet Inc.	235,227	0.0
26,093		Veeco Instruments, Inc.	972,225	0.1
29,517		Verint Systems, Inc.	1,447,809	0.1
24,510	@	Viasat, Inc.	1,420,600	0.1
50,331		Violin Memory, Inc.	222,966	0.0
26,200	@,L	VirnetX Holding Corp.	461,382	0.1
18,400		Virtusa Corp.	658,720	0.1
13,226		Vishay Precision Group, Inc.	217,700	0.0
17,727	@	VistaPrint NV	717,234	0.1
66,385	L	Vringo, Inc.	227,037	0.0
24,100		Web.com Group, Inc.	695,767	0.1
21,964		WebMD Health Corp.	1,060,861	0.1
24,437		WEX, Inc.	2,565,152	0.3
39,700	@	Xcerra Corp.	361,270	0.0
29,575		XO Group, Inc.	361,407	0.0
18,243		Xoom Corp.	480,885	0.1
67,578	@	Zix Corp.	231,117	0.0
			177,884,369	17.2

		Materials: 5.0%
20,514		A Schulman, Inc.	793,892	0.1
17,594		Advanced Emissions Solutions, Inc.	403,430	0.0
4,433	@	AEP Industries, Inc.	154,579	0.0
92,875	@,L	AK Steel Holding Corp.	739,285	0.1
94,999	L	Allied Nevada Gold Corp.	357,196	0.0
18,280		American Vanguard Corp.	241,662	0.0
40,290		Axiall Corp.	1,904,508	0.2
15,215		Balchem Corp.	814,915	0.1
40,988		Berry Plastics Group, Inc.	1,057,490	0.1
13,913		Boise Cascade Co.	398,468	0.0
38,480	@	Calgon Carbon Corp.	859,258	0.1

See Accompanying Notes to Financial Statements

94

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

38,925	@	Century Aluminum Co.	610,344	0.1
54,691		Chemtura Corp.	1,429,076	0.1
14,968	@	Clearwater Paper Corp.	923,825	0.1
73,787	@	Coeur d'Alene Mines Corp.	677,365	0.1
52,649		Commercial Metals Co.	911,354	0.1
7,544		Deltic Timber Corp.	455,808	0.0
51,274	@	Ferro Corp.	644,001	0.1
33,404	@	Flotek Industries, Inc.	1,074,273	0.1
44,541		Globe Specialty Metals, Inc.	925,562	0.1
38,243		Gold Resource Corp.	193,510	0.0
164,454		Graphic Packaging Holding Co.	1,924,112	0.2
6,410		Hawkins, Inc.	238,067	0.0
8,240		Haynes International, Inc.	466,302	0.0
29,890		HB Fuller Co.	1,437,709	0.1
50,370	@	Headwaters, Inc.	699,639	0.1
220,047		Hecla Mining Co.	759,162	0.1
32,120		Horsehead Holding Corp.	586,511	0.1
12,450		Innophos Holdings, Inc.	716,746	0.1
11,400		Innospec, Inc.	492,138	0.1
30,635	@,L	Intrepid Potash, Inc.	513,443	0.1
9,244		Kaiser Aluminum Corp.	673,610	0.1
50,600	@	KapStone Paper and Packaging Corp.	1,676,378	0.2
12,030		Koppers Holdings, Inc.	460,147	0.0
21,400		Kraton Performance Polymers, Inc.	479,146	0.0
28,866		Landec Corp.	360,536	0.0
83,030	@	Louisiana-Pacific Corp.	1,247,111	0.1
11,370	@	LSB Industries, Inc.	473,788	0.0
14,370		Materion Corp.	531,546	0.1
23,118		Minerals Technologies, Inc.	1,516,078	0.2
106,145	L	Molycorp, Inc.	272,793	0.0
19,190		Myers Industries, Inc.	385,527	0.0
12,340		Neenah Paper, Inc.	655,871	0.1
45,452		Olin Corp.	1,223,568	0.1
19,800		OM Group, Inc.	642,114	0.1
43,420	@	Omnova Solutions, Inc.	394,688	0.0
21,710		PH Glatfelter Co.	575,966	0.1
56,050		PolyOne Corp.	2,361,947	0.2
6,735		Quaker Chemical Corp.	517,181	0.1
19,780	@	RTI International Metals, Inc.	525,950	0.1
18,008		Schnitzer Steel Industries, Inc.	469,469	0.0
21,418		Schweitzer-Mauduit International, Inc.	935,110	0.1
30,358		Senomyx, Inc.	262,597	0.0
31,983		Sensient Technologies Corp.	1,782,093	0.2
9,180		Stepan Co.	485,255	0.1
65,985	@	Stillwater Mining Co	1,158,037	0.1
43,300		SunCoke Energy, Inc.	930,950	0.1
7,232		Taminco Corp.	168,216	0.0
14,230	@	Texas Industries, Inc.	1,314,283	0.1
18,710		Tredegar Corp.	438,001	0.0
29,247	@	Tronox Ltd. - CL A	786,744	0.1
15,650		US Concrete Inc.	387,337	0.0
27,452		US Silica Holdings, Inc.	1,521,939	0.2
43,879	L	Walter Industries, Inc.	239,141	0.0
37,119		Wausau Paper Corp.	401,628	0.0
31,192		Worthington Industries	1,342,504	0.1

14,460		Zep, Inc.	255,364	0.0
			51,256,243	5.0

		Telecommunication Services: 0.8%
62,141		8x8, Inc.	502,099	0.1
5,350		Atlantic Tele-Network, Inc.	310,300	0.0
145,040	@	Cincinnati Bell, Inc.	570,007	0.1
30,600		Cogent Communications Group, Inc.	1,057,230	0.1
26,842		Consolidated Communications Holdings, Inc.	596,966	0.1
22,945		Fairpoint Communications, Inc.	320,542	0.0
30,820		General Communication, Inc.	341,486	0.0
42,970	@	inContact, Inc.	394,894	0.1
22,430		Inteliquent, Inc.	311,104	0.0
46,600	L	Iridium Communications, Inc.	394,236	0.0
40,289	X	Leap Wireless International, Inc. - CVR	106,766	0.0
16,131		Lumos Networks Corp.	233,416	0.0
16,372	@,L	magicJack VocalTec Ltd.	247,545	0.0
112,006		Pendrell Corp.	197,131	0.0
35,370	@	Premier Global Services, Inc.	472,189	0.1
8,426		Reis, Inc.	177,620	0.0
19,669		RingCentral, Inc.	297,592	0.0
22,188		Shenandoah Telecom Co.	675,846	0.1
20,630		USA Mobility, Inc.	317,702	0.0
110,403		Vonage Holdings Corp.	414,011	0.1
			7,938,682	0.8

		Telecommunications: 0.1%
156,111		Globalstar, Inc.	663,472	0.1

		Utilities: 3.4%
20,480		Allete, Inc.	1,051,648	0.1
22,700		American States Water Co.	754,321	0.1
102,927	L	Atlantic Power Corp.	422,001	0.0
37,680		Avista Corp.	1,263,034	0.1
27,139		Black Hills Corp.	1,666,063	0.2
25,280		California Water Service Group	611,776	0.1
3,880		Chesapeake Utilities Corp.	276,760	0.0
39,463		Cleco Corp.	2,326,344	0.2
60,471		Dynegy, Inc.	2,104,391	0.2
29,740		El Paso Electric Co.	1,195,845	0.1
26,590	L	Empire District Electric Co.	682,831	0.1
32,228		Idacorp, Inc.	1,863,745	0.2
16,400		Laclede Group, Inc.	796,220	0.1
21,690		MGE Energy, Inc.	856,972	0.1
29,132		New Jersey Resources Corp.	1,665,185	0.2
20,700		Northwest Natural Gas Co.	976,005	0.1
26,950		NorthWestern Corp.	1,406,521	0.1
10,260	L	NRG Yield, Inc.	534,033	0.0

See Accompanying Notes to Financial Statements

95

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

22,746	ONE Gas, Inc.	858,662	0.1
6,496	Ormat Technologies, Inc.	187,280	0.0
20,700	Otter Tail Corp.	627,003	0.1
16,286	Pattern Energy Group, Inc.	539,229	0.0
51,430	Piedmont Natural Gas Co.	1,923,996	0.2
55,170	PNM Resources, Inc.	1,618,136	0.2
49,237	Portland General Electric Co.	1,707,047	0.2
9,130	SJW Corp.	248,336	0.0
21,890	South Jersey Industries, Inc.	1,322,375	0.1
31,979	Southwest Gas Corp.	1,688,171	0.2
28,870	UIL Holdings Corp.	1,117,558	0.1
6,300	Unitil Corp.	213,129	0.0
19,906	UNS Energy Corp.	1,202,521	0.1
36,332	WGL Holdings, Inc.	1,565,909	0.1
		35,273,047	3.4

	Total Common Stock (Cost $636,409,645)	1,008,893,624	97.6

REAL ESTATE INVESTMENT TRUSTS: 0.3%
	Financials: 0.3%
71,857	American Realty Capital Healthcare Trust, Inc.	782,523	0.1
10,961	CareTrust REIT, Inc.	217,028	0.0
25,059	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	359,346	0.1
77,596	New York REIT, Inc.	858,212	0.1
12,392	Owens Realty Mortgage, Inc.	241,024	0.0
23,975	Physicians Realty Trust	345,000	0.0
11,720	Select Income REIT	347,381	0.0

	Total Real Estate Investment Trusts (Cost $3,042,571)	3,150,514	0.3

PREFERRED STOCK: 0.0%
		Telecommunication Services: 0.0%
12,181	@ Intelsat SA	229,490	0.0

	Total Preferred Stock (Cost $227,231)	229,490	0.0

WARRANTS: 0.0%
	Energy: 0.0%
11,987	Magnum Hunter Resources Corp.	27,934	0.0

	Total Warrants (Cost $–)	27,934	0.0

	Total Long-Term Investments (Cost $639,679,447)	1,012,301,562	97.9

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.2%
	Securities Lending Collateralcc(1): 6.0%
2,061,983	Barclays Bank PLC, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $2,061,987, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $2,103,223, due 05/31/15-05/15/44)	2,061,983	0.2
14,778,038	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $14,778,091, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $15,073,599, due 07/15/14-04/20/64)	14,778,038	1.4
14,778,038	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $14,778,066, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $15,073,643, due 07/10/14-08/15/42)	14,778,038	1.4
13,000,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $13,000,053, collateralized by various U.S. Government Securities, 0.750%-6.125%, Market Value plus accrued interest $13,260,000, due 12/31/17-04/15/28)	13,000,000	1.3

See Accompanying Notes to Financial Statements

96

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

14,778,038	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $14,778,083, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $15,073,599, due 07/01/14-07/15/56)	14,778,038	1.4
2,826,558	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $2,826,570, collateralized by various U.S. Government Securities, 0.125%, Market Value plus accrued interest $2,887,602, due 07/15/22)	2,826,558	0.3
		62,222,655	6.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
1,475,008	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $1,475,008)	1,475,008	0.2

	Total Short-Term Investments (Cost $63,697,663)	63,697,663	6.2

	Total Investments in Securities (Cost $703,377,110)	$1,075,999,225	104.1
	Liabilities in Excess of Other Assets	(42,472,483)	(4.1)
	Net Assets	$1,033,526,742	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $705,033,459.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$397,466,722
Gross Unrealized Depreciation	(26,500,956)

Net Unrealized Appreciation	$370,965,766

See Accompanying Notes to Financial Statements

97

Voya Russell™ Small Cap Index Portfolio	PORTFOLIO OF INVESTMENTS As of June 30, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives

Equity contracts	Net Assets- Unrealized appreciation*	$112.597
Total Asset Derivatives		$112,597

* Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30. 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures

Equitv contracts	$2,334,194
Total	$2,334,194

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures

Equity contracts	$(2,314,836)
Total	$(2,314.836)

See Accompanying Notes to Financial Statements

98

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 24.4%
		Basic Materials: 1.7%
1,000,000		Agrium, Inc., 3.150%, 10/01/22	981,544	0.0
1,000,000		Agrium, Inc., 3.500%, 06/01/23	997,837	0.0
1,000,000		Agrium, Inc., 6.750%, 01/15/19	1,190,368	0.0
750,000		Air Products & Chemicals, Inc., 1.200%, 10/15/17	749,589	0.0
500,000		Airgas, Inc., 2.900%, 11/15/22	484,109	0.0
800,000		Alcoa, Inc., 5.870%, 02/23/22	892,673	0.0
1,399,000		Alcoa, Inc., 6.150%, 08/15/20	1,582,303	0.1
750,000		Alcoa, Inc., 6.750%, 07/15/18	862,372	0.0
3,200,000	L	AngloGold Ashanti Ltd., 5.375%, 04/15/20	3,265,286	0.1
1,300,000		Barrick Australian Finance Pty Ltd., 5.950%, 10/15/39	1,367,176	0.1
3,700,000		BHP Billiton Finance USA Ltd., 3.250%, 11/21/21	3,808,243	0.1
500,000		Cabot Corp., 2.550%, 01/15/18	509,541	0.0
800,000		Cabot Corp., 3.700%, 07/15/22	804,518	0.0
500,000		CF Industries, Inc., 3.450%, 06/01/23	496,265	0.0
400,000		CF Industries, Inc., 5.150%, 03/15/34	426,875	0.0
1,500,000		CF Industries, Inc., 7.125%, 05/01/20	1,849,596	0.1
300,000	L	Cliffs Natural Resources, Inc., 3.950%, 01/15/18	304,215	0.0
500,000	L	Cliffs Natural Resources, Inc., 4.800%, 10/01/20	489,849	0.0
3,282,000		Dow Chemical Co., 8.550%, 05/15/19	4,222,359	0.1
1,000,000		Eastman Chemical Co., 4.500%, 01/15/21	1,065,263	0.0
400,000		Eastman Chemical Co., 4.650%, 10/15/44	396,717	0.0
500,000		Ecolab, Inc., 1.000%, 08/09/15	502,562	0.0
725,000		Ecolab, Inc., 4.350%, 12/08/21	795,913	0.0
2,279,000		EI Du Pont de Nemours & Co., 6.000%, 07/15/18	2,664,739	0.1
525,000		Freeport-McMoRan Copper & Gold, Inc., 2.375%, 03/15/18	533,236	0.0
750,000		Freeport-McMoRan Copper & Gold, Inc., 3.100%, 03/15/20	758,271	0.0

500,000		Freeport-McMoRan Copper & Gold, Inc., 3.550%, 03/01/22	495,737	0.0
500,000		Freeport-McMoRan Copper & Gold, Inc., 5.450%, 03/15/43	519,784	0.0
250,000		Goldcorp, Inc., 3.625%, 06/09/21	253,884	0.0
400,000		International Paper Co., 3.650%, 06/15/24	401,361	0.0
500,000		LYB International Finance BV, 4.000%, 07/15/23	525,618	0.0
250,000		Monsanto Co., 2.125%, 07/15/19	250,611	0.0
1,000,000		Monsanto Co., 2.200%, 07/15/22	942,013	0.0
400,000		Monsanto Co., 2.750%, 07/15/21	400,296	0.0
1,000,000		Monsanto Co., 3.600%, 07/15/42	883,466	0.0
250,000		Monsanto Co., 4.200%, 07/15/34	252,779	0.0
250,000		Mosaic Co., 5.450%, 11/15/33	280,610	0.0
1,500,000		Newmont Mining Corp., 3.500%, 03/15/22	1,447,929	0.1
2,000,000		Potash Corp. of Saskatchewan, Inc., 5.625%, 12/01/40	2,346,930	0.1
1,000,000		Praxair, Inc., 2.200%, 08/15/22	945,630	0.0
4,365,000		Rio Tinto Finance USA Ltd., 6.500%, 07/15/18	5,156,824	0.1
500,000		Rio Tinto Finance USA PLC, 1.375%, 06/17/16	505,609	0.0
490,000		Rio Tinto Finance USA PLC, 1.625%, 08/21/17	496,051	0.0
250,000		Rio Tinto Finance USA PLC, 2.250%, 12/14/18	255,074	0.0
1,539,000		RPM International, Inc., 3.450%, 11/15/22	1,498,692	0.1
600,000		Sherwin-Williams Co., 1.350%, 12/15/17	601,171	0.0
5,000,000		Southern Copper Corp., 5.375%, 04/16/20	5,554,220	0.2
350,000		Southern Copper Corp., 6.750%, 04/16/40	383,804	0.0
3,000,000		Teck Resources Ltd., 4.750%, 01/15/22	3,151,395	0.1
3,350,000		Teck Resources Ltd, 2.500%, 02/01/18	3,414,802	0.1
1,000,000		Vale Overseas Ltd, 4.375%, 01/11/22	1,031,700	0.0
1,220,000		Vale Overseas Ltd., 4.625%, 09/15/20	1,316,221	0.0
1,955,000		Vale Overseas Ltd., 6.875%, 11/21/36	2,171,477	0.1
750,000		Vale SA, 5.625%, 09/11/42	738,525	0.0
1,500,000	#	Xstrata Finance Canada Ltd., 2.700%, 10/25/17	1,540,652	0.1
			69,764,284	1.7

		Communications: 3.2%
300,000		Amazon.com, Inc., 0.650%, 11/27/15	300,572	0.0

See Accompanying Notes to Financial Statements

99

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

300,000		Amazon.com, Inc., 1.200%, 11/29/17	298,388	0.0
300,000		Amazon.com, Inc., 2.500%, 11/29/22	284,131	0.0
5,000,000		America Movil SAB de CV, 5.000%, 03/30/20	5,568,350	0.2
300,000		AT&T, Inc., 1.400%, 12/01/17	298,936	0.0
755,000		AT&T, Inc., 1.700%, 06/01/17	765,506	0.0
300,000		AT&T, Inc., 2.625%, 12/01/22	287,830	0.0
8,000,000		AT&T, Inc., 2.950%, 05/15/16	8,317,904	0.2
5,150,000		AT&T, Inc., 6.500%, 09/01/37	6,377,188	0.2
500,000		British Telecommunications PLC, 1.250%, 02/14/17	500,702	0.0
1,500,000		British Telecommunications PLC, 1.625%, 06/28/16	1,521,288	0.1
500,000		British Telecommunications PLC, 2.350%, 02/14/19	504,632	0.0
2,000,000		CBS Corp., 4.300%, 02/15/21	2,155,154	0.1
1,000,000		Cisco Systems, Inc., 1.100%, 03/03/17	1,003,887	0.0
1,000,000		Cisco Systems, Inc., 2.125%, 03/01/19	1,008,496	0.0
1,000,000		Cisco Systems, Inc., 2.900%, 03/04/21	1,016,587	0.0
1,000,000		Cisco Systems, Inc., 3.625%, 03/04/24	1,029,344	0.0
1,500,000		Cisco Systems, Inc., 5.500%, 01/15/40	1,750,018	0.1
1,250,000		Comcast Corp., 3.600%, 03/01/24	1,286,171	0.0
750,000		Comcast Corp., 4.250%, 01/15/33	771,785	0.0
1,000,000		Comcast Corp., 4.500%, 01/15/43	1,021,728	0.0
2,000,000		Comcast Corp., 6.300%, 11/15/17	2,326,746	0.1
335,000		Comcast Corp., 6.500%, 11/15/35	434,755	0.0
750,000		Corning, Inc., 1.450%, 11/15/17	737,935	0.0
300,000	#	Cox Communications, Inc., 3.250%, 12/15/22	294,159	0.0
626,000		Cox Communications, Inc., 5.450%, 12/15/14	639,849	0.0
3,120,000		DirecTV Holdings, LLC, 6.000%, 08/15/40	3,599,076	0.1
500,000		DirecTV Financing Co., Inc., 1.750%, 01/15/18	501,059	0.0
750,000		Discovery Communications LLC, 3.250%, 04/01/23	737,164	0.0
1,800,000		Discovery Communications, LLC, 4.375%, 06/15/21	1,950,755	0.1
250,000		eBay, Inc., 1.350%, 07/15/17	251,322	0.0
250,000		eBay, Inc., 4.000%, 07/15/42	223,926	0.0

1,000,000		Telefonaktiebolaget LM Ericsson, 4.125%, 05/15/22	1,040,650	0.0
1,500,000		Expedia, Inc., 5.950%, 08/15/20	1,699,102	0.1
1,000,000		Expedia, Inc., 7.456%, 08/15/18	1,186,865	0.0
4,220,000		Google, Inc., 2.125%, 05/19/16	4,349,149	0.1
500,000		Juniper Networks, Inc., 4.500%, 03/15/24	523,668	0.0
1,500,000	#	NBCUniversal Enterprise, Inc., 1.974%, 04/15/19	1,488,851	0.1
500,000		NBCUniversal Media, LLC, 2.875%, 01/15/23	497,253	0.0
500,000		NBCUniversal Media, LLC, 4.450%, 01/15/43	501,927	0.0
3,550,000		News America, Inc., 6.150%, 03/01/37	4,276,177	0.1
1,500,000		Omnicom Group, Inc., 3.625%, 05/01/22	1,545,024	0.1
250,000		Orange SA, 2.750%, 02/06/19	256,364	0.0
500,000		Orange SA, 5.500%, 02/06/44	559,587	0.0
1,500,000		Qwest Corp., 6.750%, 12/01/21	1,738,449	0.1
250,000		Rogers Communications, Inc., 5.000%, 03/15/44	261,266	0.0
750,000		Telefonica Emisiones SAU, 3.192%, 04/27/18	784,419	0.0
2,655,000		Telefonica Emisiones SAU, 3.992%, 02/16/16	2,780,704	0.1
700,000		Telefonica Emisiones SAU, 5.134%, 04/27/20	782,445	0.0
2,000,000		Telefonica Emisiones SAU, 5.462%, 02/16/21	2,273,214	0.1
750,000		Time Warner Cable, Inc., 4.125%, 02/15/21	810,650	0.0
1,000,000		Time Warner Cable, Inc., 4.500%, 09/15/42	975,584	0.0
5,075,000		Time Warner Cable, Inc., 5.850%, 05/01/17	5,710,659	0.2
3,500,000		Time Warner, Inc., 4.875%, 03/15/20	3,925,691	0.1
400,000		Time Warner, Inc., 5.350%, 12/15/43	436,089	0.0
1,925,000		Time Warner, Inc., 6.500%, 11/15/36	2,359,748	0.1
500,000		Time Warner, Inc., 2.100%, 06/01/19	497,957	0.0
500,000		Time Warner, Inc., 3.550%, 06/01/24	497,167	0.0
500,000		Time Warner, Inc., 4.650%, 06/01/44	491,565	0.0
500,000		Verizon Communications, Inc., 1.100%, 11/01/17	495,751	0.0
500,000		Verizon Communications, Inc., 2.550%, 06/17/19	507,741	0.0
750,000		Verizon Communications, Inc., 2.500%, 09/15/16	773,407	0.0
500,000		Verizon Communications, Inc., 3.450%, 03/15/21	517,324	0.0

See Accompanying Notes to Financial Statements

100

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

500,000	Verizon Communications, Inc., 4.150%, 03/15/24	522,819	0.0
3,000,000	Verizon Communications, Inc., 4.500%, 09/15/20	3,303,885	0.1
3,000,000	Verizon Communications, Inc., 4.750%, 11/01/41	3,033,870	0.1
250,000	Verizon Communications, Inc., 5.050%, 03/15/34	267,281	0.0
1,375,000	Verizon Communications, Inc., 5.150%, 09/15/23	1,540,788	0.1
5,225,000	Verizon Communications, Inc., 6.350%, 04/01/19	6,184,744	0.2
1,000,000	Verizon Communications, Inc., 6.400%, 09/15/33	1,226,931	0.0
240,000	Verizon Communications, Inc., 6.550%, 09/15/43	302,633	0.0
2,940,000	Verizon Communications, Inc., 7.750%, 12/01/30	4,025,175	0.1
400,000	Viacom, Inc., 2.200%, 04/01/19	400,830	0.0
3,500,000	Viacom, Inc., 2.500%, 12/15/16	3,609,459	0.1
1,000,000	Viacom, Inc., 2.500%, 09/01/18	1,022,972	0.0
1,000,000	Viacom, Inc., 3.250%, 03/15/23	988,514	0.0
400,000	Viacom, Inc., 3.875%, 04/01/24	407,051	0.0
400,000	Viacom, Inc., 5.250%, 04/01/44	423,460	0.0
1,000,000	Viacom, Inc., 5.850%, 09/01/43	1,151,166	0.0
500,000	Vodafone Group PLC, 1.500%, 02/19/18	497,051	0.0
500,000	Vodafone Group PLC, 2.950%, 02/19/23	484,080	0.0
3,965,000	Vodafone Group PLC, 6.150%, 02/27/37	4,719,912	0.1
300,000	Walt Disney Co., 0.450%, 12/01/15	300,387	0.0
300,000	Walt Disney Co., 1.100%, 12/01/17	298,781	0.0
300,000	Walt Disney Co., 2.350%, 12/01/22	289,543	0.0
1,000,000	Walt Disney Co., 5.500%, 03/15/19	1,159,341	0.0
1,000,000	WPP Finance 2010, 3.625%, 09/07/22	1,023,223	0.0
		129,493,686	3.2

	Consumer, Cyclical: 1.3%
500,000	AutoZone, Inc., 2.875%, 01/15/23	478,786	0.0
750,000	AutoZone, Inc., 3.125%, 07/15/23	725,645	0.0
500,000	Carnival Corp., 1.200%, 02/05/16	503,129	0.0
1,969,694	Continental Airlines 2009-2 Class A Pass Through Trust, 7.250%, 11/10/19	2,304,542	0.1

300,000		Costco Wholesale Corp., 1.125%, 12/15/17	298,919	0.0
300,000		Costco Wholesale Corp., 1.700%, 12/15/19	295,783	0.0
100,000		CVS Caremark Corp., 1.200%, 12/05/16	100,662	0.0
250,000		CVS Caremark Corp., 2.250%, 12/05/18	253,385	0.0
750,000		CVS Caremark Corp., 2.750%, 12/01/22	725,368	0.0
250,000		CVS Caremark Corp., 4.000%, 12/05/23	261,974	0.0
200,000		CVS Caremark Corp., 5.300%, 12/05/43	226,577	0.0
500,000	#	Daimler Finance North America LLC, 1.450%, 08/01/16	505,723	0.0
500,000	#	Daimler Finance North America LLC, 2.375%, 08/01/18	512,591	0.0
1,109,280		Delta Air Lines 2007-1 Class A Pass Through Trust, 6.821%, 08/10/22	1,308,951	0.1
300,000		Ford Motor Co., 4.750%, 01/15/43	303,948	0.0
500,000		Ford Motor Credit Co. LLC, 7.450%, 07/16/31	669,445	0.0
3,350,000		Home Depot, Inc., 5.875%, 12/16/36	4,129,233	0.1
500,000		Hyatt Hotels Corp., 3.375%, 07/15/23	488,056	0.0
1,000,000	#	Hyundai Capital America, 1.875%, 08/09/16	1,015,154	0.0
1,000,000	#	Hyundai Capital America, 2.875%, 08/09/18	1,029,791	0.1
4,125,000	#	Hyundai Capital America, 3.750%, 04/06/16	4,318,615	0.1
200,000		Johnson Controls, Inc., 1.400%, 11/02/17	200,247	0.0
400,000		Johnson Controls, Inc., 3.625%, 07/02/24	402,346	0.0
250,000		Johnson Controls, Inc., 4.625%, 07/02/44	250,755	0.0
1,000,000		Lowe's Cos, Inc., 1.625%, 04/15/17	1,014,142	0.0
500,000		Macy's Retail Holdings, Inc., 2.875%, 02/15/23	480,590	0.0
1,000,000		Macy's Retail Holdings, Inc., 3.875%, 01/15/22	1,045,008	0.1
532,000		Macy's Retail Holdings, Inc., 3.625%, 06/01/24	530,085	0.0
2,000,000		Marriott International, Inc., 3.000%, 03/01/19	2,069,690	0.1
500,000		Mattel, Inc., 1.700%, 03/15/18	498,249	0.0
500,000		Mattel, Inc., 2.350%, 05/06/19	501,743	0.0
500,000		Mattel, Inc., 3.150%, 03/15/23	488,859	0.0
325,000		McDonald's Corp., 6.300%, 10/15/37	420,797	0.0
1,250,000		Mohawk Industries, Inc., 3.850%, 02/01/23	1,251,563	0.1

See Accompanying Notes to Financial Statements

101

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

300,000		Newell Rubbermaid, Inc., 2.050%, 12/01/17	303,463	0.0
750,000	#	Nissan Motor Acceptance Corp., 1.000%, 03/15/16	751,980	0.0
400,000	#	Nissan Motor Acceptance Corp., 1.950%, 09/12/17	405,311	0.0
3,200,000		Nordstrom, Inc., 4.750%, 05/01/20	3,544,688	0.1
500,000		NVR, Inc., 3.950%, 09/15/22	504,477	0.0
300,000		O'Reilly Automotive, Inc., 3.800%, 09/01/22	307,252	0.0
250,000		Starbucks Corp., 2.000%, 12/05/18	251,996	0.0
500,000		Starwood Hotels & Resorts Worldwide, Inc., 3.125%, 02/15/23	479,004	0.0
837,000		Target Corp., 7.000%, 01/15/38	1,171,618	0.1
500,000		TJX Cos, Inc., 2.500%, 05/15/23	475,833	0.0
5,295,000		Toyota Motor Credit Corp., 2.800%, 01/11/16	5,483,618	0.2
500,000		Walgreen Co., 1.000%, 03/13/15	501,981	0.0
500,000		Walgreen Co., 1.800%, 09/15/17	505,262	0.0
3,130,000		Wal-Mart Stores, Inc., 5.625%, 04/01/40	3,796,102	0.1
1,000,000		Wal-Mart Stores, Inc., 3.300%, 04/22/24	1,012,020	0.0
200,000		Whirlpool Corp., 4.000%, 03/01/24	204,939	0.0
1,000,000		Wyndham Worldwide Corp., 4.250%, 03/01/22	1,028,940	0.0
800,000		Yum! Brands, Inc., 3.750%, 11/01/21	824,943	0.0
			51,163,778	1.3

		Consumer, Non-cyclical: 3.2%
1,725,000		Aetna, Inc., 1.500%, 11/15/17	1,732,619	0.1
400,000		Aetna, Inc., 2.200%, 03/15/19	401,434	0.0
500,000		Aetna, Inc., 2.750%, 11/15/22	483,652	0.0
300,000		Aetna, Inc., 4.500%, 05/15/42	305,887	0.0
500,000		Allergan, Inc./United States, 2.800%, 03/15/23	451,513	0.0
500,000		Altria Group, Inc., 2.950%, 05/02/23	479,316	0.0
300,000		Altria Group, Inc., 4.250%, 08/09/42	280,115	0.0
1,156,000		Altria Group, Inc., 9.950%, 11/10/38	1,921,897	0.1
500,000		AmerisourceBergen Corp., 3.400%, 05/15/24	499,441	0.0
250,000		Amgen, Inc., 3.625%, 05/22/24	252,574	0.0
4,400,000		Amgen, Inc., 3.875%, 11/15/21	4,648,490	0.1

661,000		Amgen, Inc., 6.375%, 06/01/37	819,992	0.0
500,000		Anheuser-Busch InBev Worldwide, Inc., 0.800%, 07/15/15	502,359	0.0
500,000		Anheuser-Busch InBev Worldwide, Inc., 1.375%, 07/15/17	501,676	0.0
250,000		Anheuser-Busch InBev Worldwide, Inc., 3.750%, 07/15/42	227,495	0.0
3,500,000		Anheuser-Busch InBev Worldwide, Inc., 5.375%, 01/15/20	4,045,009	0.1
750,000		AstraZeneca PLC, 1.950%, 09/18/19	746,746	0.0
2,900,000		AstraZeneca PLC, 6.450%, 09/15/37	3,770,742	0.1
400,000		Avon Products, Inc., 4.600%, 03/15/20	415,252	0.0
1,300,000	L	Avon Products, Inc., 5.000%, 03/15/23	1,317,465	0.1
500,000		Baxter International, Inc., 0.950%, 06/01/16	502,339	0.0
239,000		Baxter International, Inc., 1.850%, 06/15/18	239,563	0.0
1,000,000		Baxter International, Inc., 3.200%, 06/15/23	993,198	0.0
500,000		Baxter International, Inc., 3.650%, 08/15/42	442,330	0.0
4,370,000		Becton Dickinson and Co., 3.125%, 11/08/21	4,497,871	0.1
2,000,000		Biogen Idec, Inc., 6.875%, 03/01/18	2,356,084	0.1
1,500,000		Bristol-Myers Squibb Co., 0.875%, 08/01/17	1,488,147	0.1
500,000		Bristol-Myers Squibb Co., 3.250%, 08/01/42	415,157	0.0
500,000		Bunge Ltd. Finance Corp., 3.200%, 06/15/17	521,606	0.0
500,000		Campbell Soup Co., 3.800%, 08/02/42	431,195	0.0
400,000		Cardinal Health, Inc., 1.900%, 06/15/17	406,318	0.0
500,000		Cardinal Health, Inc., 3.200%, 03/15/23	496,297	0.0
500,000		Cardinal Health, Inc., 4.600%, 03/15/43	509,933	0.0
500,000		Celgene Corp., 1.900%, 08/15/17	507,596	0.0
1,000,000		Celgene Corp., 2.300%, 08/15/18	1,017,045	0.0
2,945,000		Celgene Corp., 3.950%, 10/15/20	3,109,640	0.1
1,000,000		Celgene Corp., 4.000%, 08/15/23	1,042,822	0.1
250,000		Celgene Corp., 3.625%, 05/15/24	250,944	0.0
500,000		Celgene Corp., 4.625%, 05/15/44	501,913	0.0
3,000,000		Cigna Corp., 4.000%, 02/15/22	3,187,143	0.1
2,500,000		Cigna Corp., 5.125%, 06/15/20	2,830,120	0.1
750,000		Clorox Co., 3.050%, 09/15/22	744,960	0.0
3,000,000		Coca-Cola Co., 3.150%, 11/15/20	3,154,245	0.1

See Accompanying Notes to Financial Statements

102

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

1,000,000		Colgate-Palmolive Co., 0.900%, 05/01/18	974,527	0.0
1,000,000		ConAgra Foods, Inc., 2.100%, 03/15/18	1,003,969	0.0
750,000		ConAgra Foods, Inc., 3.200%, 01/25/23	725,461	0.0
500,000		Coventry Health Care, Inc., 5.450%, 06/15/21	582,865	0.0
500,000		Covidien International Finance SA, 3.200%, 06/15/22	503,557	0.0
750,000		Diageo Capital PLC, 1.125%, 04/29/18	736,036	0.0
750,000		Diageo Capital PLC, 2.625%, 04/29/23	719,960	0.0
500,000		Diageo Investment Corp., 2.875%, 05/11/22	498,134	0.0
750,000		Dr Pepper Snapple Group, Inc., 2.000%, 01/15/20	736,326	0.0
3,275,000		Dr Pepper Snapple Group, Inc., 2.900%, 01/15/16	3,388,037	0.1
500,000	#	ERAC USA Finance LLC, 2.350%, 10/15/19	494,265	0.0
500,000	#	ERAC USA Finance LLC, 3.850%, 11/15/24	504,450	0.0
300,000		Estee Lauder Cos, Inc., 3.700%, 08/15/42	271,877	0.0
400,000		Express Scripts Holding Co., 2.250%, 06/15/19	398,818	0.0
250,000		Express Scripts Holding Co., 3.500%, 06/15/24	247,954	0.0
4,210,000		Express Scripts, Inc., 3.125%, 05/15/16	4,387,767	0.1
350,000		Flowers Foods, Inc., 4.375%, 04/01/22	368,187	0.0
500,000		General Mills, Inc., 0.875%, 01/29/16	502,361	0.0
750,000		General Mills, Inc., 4.150%, 02/15/43	732,035	0.0
350,000		Gilead Sciences, Inc., 2.050%, 04/01/19	350,577	0.0
350,000		Gilead Sciences, Inc., 4.800%, 04/01/44	372,215	0.0
1,000,000		GlaxoSmithKline Capital PLC, 1.500%, 05/08/17	1,011,968	0.0
500,000		GlaxoSmithKline Capital, Inc., 0.700%, 03/18/16	501,416	0.0
500,000		GlaxoSmithKline Capital, Inc., 2.800%, 03/18/23	487,003	0.0
3,550,000		Humana, Inc., 3.150%, 12/01/22	3,488,493	0.1
1,070,000		Humana, Inc., 6.300%, 08/01/18	1,234,057	0.1
551,000		Kellogg Co., 4.000%, 12/15/20	583,501	0.0
1,000,000		Kraft Foods Group, Inc., 2.250%, 06/05/17	1,027,238	0.0
3,266,000		Kraft Foods, Inc., 6.125%, 08/23/18	3,793,802	0.1
400,000		Kroger Co., 2.300%, 01/15/19	404,442	0.0
400,000		Kroger Co., 3.300%, 01/15/21	409,959	0.0

1,000,000	Kroger Co., 3.850%, 08/01/23	1,028,829	0.1
1,379,000	Kroger Co., 7.500%, 04/01/31	1,819,931	0.1
500,000	Laboratory Corp. of America Holdings, 2.200%, 08/23/17	509,269	0.0
3,000,000	Lorillard Tobacco Co., 8.125%, 06/23/19	3,743,697	0.1
500,000	McKesson Corp., 1.400%, 03/15/18	494,140	0.0
500,000	McKesson Corp., 2.284%, 03/15/19	502,239	0.0
500,000	McKesson Corp., 2.850%, 03/15/23	482,789	0.0
1,500,000	McKesson Corp., 3.250%, 03/01/16	1,560,780	0.1
400,000	McKesson Corp., 3.796%, 03/15/24	409,510	0.0
300,000	McKesson Corp., 4.883%, 03/15/44	313,247	0.0
250,000	Mead Johnson Nutrition Co., 4.600%, 06/01/44	251,349	0.0
400,000	Medtronic, Inc., 2.750%, 04/01/23	387,300	0.0
350,000	Medtronic, Inc., 4.000%, 04/01/43	334,086	0.0
250,000	Medtronic, Inc., 4.625%, 03/15/44	263,163	0.0
500,000	Molson Coors Brewing Co., 5.000%, 05/01/42	523,441	0.0
1,000,000	Mondelez International, Inc., 4.000%, 02/01/24	1,037,227	0.1
250,000	Mylan, Inc./PA, 2.550%, 03/28/19	252,076	0.0
500,000	Novartis Capital Corp., 3.400%, 05/06/24	507,179	0.0
1,500,000	PepsiCo, Inc., 4.000%, 03/05/42	1,435,485	0.1
2,405,000	PepsiCo, Inc., 4.875%, 11/01/40	2,619,141	0.1
4,920,000	Pfizer, Inc., 6.200%, 03/15/19	5,845,841	0.2
750,000	Pfizer, Inc., 3.400%, 05/15/24	762,701	0.0
500,000	Philip Morris International, Inc., 6.375%, 05/16/38	642,705	0.0
250,000	Reynolds American, Inc., 3.250%, 11/01/22	241,500	0.0
250,000	Reynolds American, Inc., 6.150%, 09/15/43	286,857	0.0
3,330,000	Sanofi-Aventis SA, 4.000%, 03/29/21	3,610,329	0.1
500,000	St Jude Medical, Inc., 3.250%, 04/15/23	496,274	0.0
500,000	St Jude Medical, Inc., 4.750%, 04/15/43	514,497	0.0
1,000,000	Stryker Corp., 1.300%, 04/01/18	987,040	0.0
500,000	Teva Pharmaceutical Finance IV, LLC, 2.250%, 03/18/20	489,510	0.0
1,000,000	UnitedHealth Group, Inc., 0.850%, 10/15/15	1,004,398	0.0
750,000	UnitedHealth Group, Inc., 1.625%, 03/15/19	739,159	0.0
500,000	UnitedHealth Group, Inc., 2.750%, 02/15/23	485,251	0.0

See Accompanying Notes to Financial Statements

103

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

500,000	UnitedHealth Group, Inc., 2.875%, 03/15/23	491,158	0.0
2,000,000	UnitedHealth Group, Inc., 3.375%, 11/15/21	2,055,736	0.1
1,000,000	UnitedHealth Group, Inc., 6.000%, 02/15/18	1,154,572	0.1
500,000	Ventas Realty L.P., 3.750%, 05/01/24	500,453	0.0
500,000	Actavis plc, 1.875%, 10/01/17	504,771	0.0
500,000	Actavis plc, 3.250%, 10/01/22	491,513	0.0
500,000	Actavis plc, 4.625%, 10/01/42	492,905	0.0
1,250,000	WellPoint, Inc., 1.250%, 09/10/15	1,259,855	0.1
250,000	WellPoint, Inc., 1.875%, 01/15/18	251,942	0.0
1,000,000	WellPoint, Inc., 2.300%, 07/15/18	1,019,629	0.0
		127,694,871	3.2

	Energy: 2.7%
3,500,000	Anadarko Petroleum Corp., 5.950%, 09/15/16	3,878,161	0.1
625,000	Anadarko Petroleum Corp., 8.700%, 03/15/19	805,913	0.0
543,000	Apache Corp., 3.250%, 04/15/22	559,184	0.0
3,000,000	Apache Corp., 5.625%, 01/15/17	3,342,147	0.1
1,000,000	BP Capital Markets PLC, 1.375%, 11/06/17	1,002,051	0.0
1,000,000	BP Capital Markets PLC, 2.750%, 05/10/23	961,913	0.0
500,000	BP Capital Markets PLC, 3.814%, 02/10/24	517,314	0.0
1,650,000	Cameron International Corp., 3.600%, 04/30/22	1,692,044	0.1
400,000	Cameron International Corp., 3.700%, 06/15/24	404,300	0.0
250,000	Canadian Natural Resources Ltd., 3.800%, 04/15/24	258,077	0.0
500,000	Cenovus Energy, Inc., 4.450%, 09/15/42	496,315	0.0
1,000,000	Cenovus Energy, Inc., 5.200%, 09/15/43	1,103,350	0.0
300,000	Chevron Corp., 1.104%, 12/05/17	298,817	0.0
300,000	Chevron Corp., 2.355%, 12/05/22	288,768	0.0
500,000	CNOOC Finance 2013 Ltd., 1.750%, 05/09/18	496,523	0.0
500,000	CNOOC Finance 2013 Ltd., 3.000%, 05/09/23	472,752	0.0
500,000	CNOOC Nexen Finance 2014 ULC, 1.625%, 04/30/17	501,554	0.0
750,000	CNOOC Nexen Finance 2014 ULC, 4.250%, 04/30/24	770,097	0.0
250,000	CNOOC Nexen Finance 2014 ULC, 4.875%, 04/30/44	253,100	0.0

2,000,000	ConocoPhillips, 6.500%, 02/01/39	2,687,322	0.1
400,000	Devon Energy Corp., 3.250%, 05/15/22	403,414	0.0
3,750,000	Devon Energy Corp., 4.000%, 07/15/21	3,988,601	0.1
400,000	El Paso Pipeline Partners Operating Co. LLC, 4.300%, 05/01/24	405,328	0.0
250,000	Enbridge, Inc., 3.500%, 06/10/24	248,784	0.0
250,000	Enbridge, Inc., 4.500%, 06/10/44	247,311	0.0
500,000	Energy Transfer Partners L.P., 3.600%, 02/01/23	496,045	0.0
1,809,000	Energy Transfer Partners L.P., 6.500%, 02/01/42	2,164,633	0.1
4,805,000	Enterprise Products Operating, LLC, 3.200%, 02/01/16	4,993,212	0.1
300,000	Enterprise Products Operating, LLC, 4.450%, 02/15/43	294,930	0.0
400,000	EOG Resources, Inc., 2.450%, 04/01/20	403,563	0.0
1,950,000	EOG Resources, Inc., 2.625%, 03/15/23	1,884,400	0.1
500,000	FMC Technologies, Inc., 2.000%, 10/01/17	506,739	0.0
1,000,000	Halliburton Co., 1.000%, 08/01/16	1,005,573	0.0
500,000	Halliburton Co., 2.000%, 08/01/18	505,619	0.0
500,000	Halliburton Co., 3.500%, 08/01/23	513,469	0.0
1,500,000	Hess Corp., 5.600%, 02/15/41	1,737,459	0.1
1,350,000	Hess Corp., 8.125%, 02/15/19	1,699,722	0.1
500,000	Kinder Morgan Energy Partners L.P., 3.500%, 03/01/21	507,557	0.0
500,000	Kinder Morgan Energy Partners L.P., 3.500%, 09/01/23	486,270	0.0
2,825,000	Kinder Morgan Energy Partners L.P., 6.950%, 01/15/38	3,488,940	0.1
667,000	Kinder Morgan Energy Partners LP, 3.950%, 09/01/22	682,104	0.0
1,500,000	Magellan Midstream Partners L.P., 4.200%, 12/01/42	1,429,119	0.1
600,000	Magellan Midstream Partners L.P., 6.550%, 07/15/19	713,691	0.0
1,000,000	Marathon Oil Corp., 0.900%, 11/01/15	1,003,791	0.0
500,000	Marathon Oil Corp., 2.800%, 11/01/22	486,605	0.0
3,892,000	Marathon Petroleum Corp., 3.500%, 03/01/16	4,065,754	0.1
500,000	Murphy Oil Corp., 2.500%, 12/01/17	512,078	0.0

See Accompanying Notes to Financial Statements

104

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

1,350,000		Murphy Oil Corp., 3.700%, 12/01/22	1,345,309	0.0
3,000,000		Noble Holding International Ltd., 4.625%, 03/01/21	3,239,898	0.1
3,700,000		Occidental Petroleum Corp., 2.500%, 02/01/16	3,812,288	0.1
1,500,000		ONEOK Partners L.P., 2.000%, 10/01/17	1,521,410	0.1
3,920,000		ONEOK Partners L.P., 3.250%, 02/01/16	4,074,095	0.1
1,000,000		Petrobras Global Finance BV, 4.375%, 05/20/23	966,150	0.0
1,000,000		Petrobras Global Finance BV, 2.000%, 05/20/16	1,003,050	0.0
1,000,000	L	Petrobras Global Finance BV, 3.000%, 01/15/19	984,150	0.0
250,000		Petrobras Global Finance BV, 3.250%, 03/17/17	256,500	0.0
500,000		Petrobras Global Finance BV, 4.875%, 03/17/20	514,800	0.0
725,000		Petrobras Global Finance BV, 5.625%, 05/20/43	659,750	0.0
3,755,000		Petrobras International Finance Co., 5.750%, 01/20/20	4,022,732	0.1
500,000		Pioneer Natural Resources Co., 3.950%, 07/15/22	525,730	0.0
300,000		Plains All American Pipeline L.P. / PAA Finance Corp., 2.850%, 01/31/23	288,717	0.0
275,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.650%, 06/01/22	284,331	0.0
250,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.700%, 06/15/44	253,323	0.0
750,000		Shell International Finance BV, 1.125%, 08/21/17	748,918	0.0
500,000		Statoil ASA, 3.950%, 05/15/43	483,574	0.0
2,950,000		Suncor Energy, Inc., 6.500%, 06/15/38	3,796,051	0.1
500,000		Sunoco Logistics Partners Operations L.P., 3.450%, 01/15/23	493,868	0.0
500,000		Sunoco Logistics Partners Operations L.P., 4.950%, 01/15/43	502,563	0.0
400,000		Talisman Energy, Inc., 5.500%, 05/15/42	434,574	0.0
2,000,000		TC Pipelines L.P., 4.650%, 06/15/21	2,131,230	0.1
500,000		Total Capital Canada Ltd., 2.750%, 07/15/23	485,985	0.0

500,000		Total Capital International SA, 0.750%, 01/25/16	501,897	0.0
500,000		Total Capital International SA, 1.000%, 08/12/16	503,312	0.0
3,500,000		Total Capital S.A., 4.450%, 06/24/20	3,909,119	0.1
500,000		Total Capital SA, 2.125%, 08/10/18	508,318	0.0
500,000		Total Capital International SA, 2.750%, 06/19/21	501,730	0.0
2,000,000		Trans-Canada PipeLines Ltd., 4.625%, 03/01/34	2,125,062	0.1
1,000,000		Trans-Canada Pipelines Ltd., 7.625%, 01/15/39	1,456,309	0.1
1,676,000		Transocean, Inc., 6.800%, 03/15/38	1,914,832	0.1
1,785,000		Valero Energy Corp., 6.625%, 06/15/37	2,221,859	0.1
1,500,000		Weatherford International Ltd. Bermuda, 5.125%, 09/15/20	1,682,012	0.1
1,500,000		Weatherford International Ltd., 4.500%, 04/15/22	1,596,702	0.1
400,000		Williams Cos, Inc./The, 4.550%, 06/24/24	404,533	0.0
700,000		Williams Cos., Inc., 7.875%, 09/01/21	869,956	0.0
500,000		Williams Partners L.P., 4.300%, 03/04/24	522,184	0.0
500,000		Williams Partners L.P., 5.400%, 03/04/44	537,539	0.0
			107,748,773	2.7

		Financial: 7.7%
2,955,000	#	Abbey National Treasury Services PLC/London, 3.875%, 11/10/14	2,991,479	0.1
750,000		ACE INA Holdings, Inc., 2.700%, 03/13/23	727,888	0.0
1,000,000		ACE INA Holdings, Inc., 5.800%, 03/15/18	1,145,419	0.1
1,000,000		Aflac, Inc., 3.625%, 06/15/23	1,022,018	0.0
1,000,000		American International Group, Inc., 2.375%, 08/24/15	1,018,209	0.0
500,000		American International Group, Inc., 3.375%, 08/15/20	520,190	0.0
1,500,000		American International Group, Inc., 4.875%, 06/01/22	1,672,317	0.1
1,000,000		American International Group, Inc., 5.850%, 01/16/18	1,142,387	0.1
2,000,000		American International Group, Inc., 6.400%, 12/15/20	2,417,338	0.1
3,000,000		American International Group, Inc., 8.250%, 08/15/18	3,730,146	0.1

See Accompanying Notes to Financial Statements

105

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

1,500,000		Allstate Corp./The, 3.150%, 06/15/23	1,507,183	0.1
6,325,000		American Express Co., 7.000%, 03/19/18	7,526,851	0.2
500,000		American Express Credit Corp., 2.125%, 07/27/18	508,458	0.0
500,000	#	American Honda Finance Corp., 1.500%, 09/11/17	503,081	0.0
500,000	#	American Honda Finance Corp., 1.000%, 08/11/15	502,463	0.0
500,000		American Tower Corp., 3.400%, 02/15/19	523,563	0.0
1,000,000		American Tower Corp., 3.500%, 01/31/23	981,921	0.0
1,250,000		American Tower Corp., 4.500%, 01/15/18	1,362,964	0.1
667,000		American Tower Corp., 4.700%, 03/15/22	716,009	0.0
10,000,000		ANZ New Zealand Intl Ltd./London, 1.129%, 05/28/15	10,080,000	0.3
1,000,000		Aon PLC, 4.450%, 05/24/43	973,618	0.0
500,000		Aon PLC, 4.600%, 06/14/44	501,101	0.0
400,000		Assured Guaranty US Holdings, Inc., 5.000%, 07/01/24	398,169	0.0
500,000		AvalonBay Communities, Inc., 2.850%, 03/15/23	480,586	0.0
500,000		AvalonBay Communities, Inc., 2.950%, 09/15/22	488,269	0.0
4,050,000		AvalonBay Communities, Inc., 5.700%, 03/15/17	4,527,953	0.1
1,000,000		Bank of America Corp., 1.500%, 10/09/15	1,009,475	0.0
1,000,000		Bank of America Corp., 2.000%, 01/11/18	1,007,195	0.0
500,000		Bank of America Corp., 2.650%, 04/01/19	507,289	0.0
4,000,000		Bank of America Corp., 3.300%, 01/11/23	3,941,984	0.1
2,000,000		Bank of America Corp., 3.625%, 03/17/16	2,089,734	0.1
1,000,000		Bank of America Corp., 3.875%, 03/22/17	1,066,022	0.0
1,000,000		Bank of America Corp., 4.100%, 07/24/23	1,039,263	0.0
500,000		Bank of America Corp., 4.000%, 04/01/24	511,818	0.0
1,610,000		Bank of America Corp., 5.650%, 05/01/18	1,825,887	0.1
1,900,000		Bank of America Corp., 5.700%, 01/24/22	2,201,669	0.1
13,725,000		Bank of America Corp., 6.500%, 08/01/16	15,218,966	0.4
1,000,000		Bank of Montreal, 1.300%, 07/15/16	1,011,358	0.0
1,000,000		Bank of Montreal, 1.400%, 09/11/17	1,003,360	0.0
1,000,000		Bank of New York Mellon Corp./The, 1.350%, 03/06/18	991,526	0.0

1,000,000		Bank of New York Mellon Corp./The, 2.100%, 08/01/18	1,015,096	0.0
1,000,000		Bank of New York Mellon Corp., 1.300%, 01/25/18	991,089	0.0
1,100,000		Bank of Nova Scotia, 0.750%, 10/09/15	1,103,706	0.1
500,000		Bank of Nova Scotia, 1.375%, 12/18/17	499,210	0.0
1,000,000		Bank of Nova Scotia, 1.375%, 07/15/16	1,011,847	0.0
500,000		Bank of Nova Scotia, 2.050%, 06/05/19	497,365	0.0
500,000		Barclays Bank PLC, 3.750%, 05/15/24	503,756	0.0
750,000		Barclays Bank PLC, 5.125%, 01/08/20	848,617	0.0
1,000,000		BB&T Corp., 1.600%, 08/15/17	1,009,722	0.0
1,000,000		BB&T Corp., 3.950%, 03/22/22	1,061,003	0.0
750,000		BBVA, 4.664%, 10/09/15	784,145	0.0
1,000,000		Berkshire Hathaway Finance Corp., 0.950%, 08/15/16	1,005,965	0.0
750,000		Berkshire Hathaway Finance Corp., 1.300%, 05/15/18	744,156	0.0
1,000,000		Berkshire Hathaway Finance Corp., 1.600%, 05/15/17	1,016,286	0.0
500,000		Berkshire Hathaway Finance Corp., 2.000%, 08/15/18	509,184	0.0
1,020,000		Berkshire Hathaway Finance Corp., 3.000%, 05/15/22	1,026,878	0.0
250,000		Berkshire Hathaway, Inc., 0.800%, 02/11/16	251,467	0.0
750,000		Berkshire Hathaway, Inc., 1.550%, 02/09/18	752,542	0.0
300,000		BlackRock, Inc., 1.375%, 06/01/15	303,149	0.0
500,000		BlackRock, Inc., 5.000%, 12/10/19	571,308	0.0
250,000		BNP Paribas SA, 1.375%, 03/17/17	250,217	0.0
250,000	L	BNP Paribas SA, 2.450%, 03/17/19	251,957	0.0
500,000	L	BNP Paribas SA, 3.250%, 03/03/23	494,462	0.0
2,475,000		BNP Paribas, 3.600%, 02/23/16	2,581,979	0.1
4,500,000		Boston Properties L.P., 5.625%, 11/15/20	5,183,644	0.2
500,000		Brandywine Operating Partnership L.P., 3.950%, 02/15/23	503,968	0.0
300,000		Canadian Imperial Bank of Commerce/Canada, 0.900%, 10/01/15	301,552	0.0
500,000		Capital One Financial Corp., 2.450%, 04/24/19	504,382	0.0

See Accompanying Notes to Financial Statements

106

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

500,000	Capital One Financial Corp., 3.750%, 04/24/24	508,226	0.0
1,000,000	Chubb Corp., 6.000%, 05/11/37	1,260,022	0.1
1,000,000	Citigroup, Inc., 3.375%, 03/01/23	997,497	0.0
2,000,000	Citigroup, Inc., 3.500%, 05/15/23	1,949,506	0.1
750,000	Citigroup, Inc., 4.050%, 07/30/22	769,311	0.0
1,044,000	Citigroup, Inc., 6.125%, 08/25/36	1,203,809	0.1
2,000,000	Citigroup, Inc., 8.125%, 07/15/39	3,011,334	0.1
1,000,000	Citigroup, Inc., 1.700%, 07/25/16	1,012,076	0.0
500,000	Citigroup, Inc., 3.750%, 06/16/24	502,133	0.0
2,000,000	Citigroup, Inc., 5.300%, 05/06/44	2,090,462	0.1
1,000,000	CME Group, Inc., 3.000%, 09/15/22	996,499	0.0
500,000	Comerica, Inc., 2.125%, 05/23/19	499,804	0.0
500,000	Commonwealth Bank of Australia/New York NY, 1.900%, 09/18/17	510,314	0.0
500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 3.950%, 11/09/22	508,955	0.0
500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/NY, 2.250%, 01/14/19	506,836	0.0
1,000,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect, 3.375%, 01/19/17	1,059,468	0.0
5,500,000	Credit Suisse New York, 6.000%, 02/15/18	6,270,940	0.2
1,000,000	Deutsche Bank AG/London, 3.700%, 05/30/24	1,001,771	0.0
400,000	Discover Bank/Greenwood DE, 4.250%, 03/13/26	416,150	0.0
500,000	Discover Bank/Greenwood DE, 4.200%, 08/08/23	528,324	0.0
500,000	ERP Operating L.P., 4.500%, 07/01/44	501,131	0.0
2,000,000	Fifth Third Bancorp, 3.500%, 03/15/22	2,066,476	0.1
400,000	Fifth Third Bancorp, 4.300%, 01/16/24	417,432	0.0
1,000,000	Ford Motor Credit Co. LLC, 1.700%, 05/09/16	1,013,121	0.0
2,250,000	Ford Motor Credit Co. LLC, 2.375%, 01/16/18	2,300,089	0.1
2,000,000	Ford Motor Credit Co. LLC, 2.750%, 05/15/15	2,038,768	0.1
1,000,000	Ford Motor Credit Co. LLC, 4.375%, 08/06/23	1,069,360	0.0

750,000		Ford Motor Credit Co., LLC, 4.250%, 09/20/22	800,966	0.0
1,300,000		Ford Motor Credit Co., LLC, 5.875%, 08/02/21	1,527,889	0.1
600,000		Ford Motor Credit Co., LLC, 2.500%, 01/15/16	615,416	0.0
1,000,000		Ford Motor Credit Co., LLC, 4.250%, 02/03/17	1,074,456	0.1
1,000,000		General Electric Capital Corp., 1.625%, 07/02/15	1,012,681	0.0
1,500,000		General Electric Capital Corp., 5.875%, 01/14/38	1,823,239	0.1
6,500,000		General Electric Capital Corp., 6.750%, 03/15/32	8,587,871	0.2
1,196,000		Genworth Financial, Inc., 6.515%, 05/22/18	1,384,020	0.1
750,000		Genworth Holdings, Inc., 4.900%, 08/15/23	803,882	0.0
1,000,000		Goldman Sachs Group, Inc., 3.850%, 07/08/24	998,680	0.0
2,050,000		Goldman Sachs Group, Inc., 3.625%, 01/22/23	2,055,482	0.1
8,950,000		Goldman Sachs Group, Inc., 3.625%, 02/07/16	9,335,808	0.3
750,000		Goldman Sachs Group, Inc., 5.750%, 01/24/22	868,852	0.0
4,840,000		Goldman Sachs Group, Inc., 6.150%, 04/01/18	5,549,050	0.2
4,000,000		Goldman Sachs Group, Inc., 6.750%, 10/01/37	4,802,216	0.1
1,350,000		Hartford Financial Services Group, Inc., 5.375%, 03/15/17	1,492,733	0.1
500,000		HCP, Inc., 2.625%, 02/01/20	500,822	0.0
3,400,000		HCP, Inc., 3.750%, 02/01/16	3,554,802	0.1
500,000		Health Care REIT, Inc., 2.250%, 03/15/18	508,055	0.0
500,000		Hospitality Properties Trust, 4.500%, 06/15/23	510,274	0.0
500,000		Hospitality Properties Trust, 5.000%, 08/15/22	529,558	0.0
750,000		Host Hotels & Resorts L.P., 3.750%, 10/15/23	744,263	0.0
3,400,000		HSBC Holdings PLC, 6.500%, 09/15/37	4,199,908	0.1
1,000,000		HSBC USA, Inc., 1.625%, 01/16/18	1,002,985	0.0
250,000		HSBC USA, Inc., 2.250%, 06/23/19	251,134	0.0
250,000		HSBC USA, Inc., 3.500%, 06/23/24	251,083	0.0
1,000,000		Huntington Bancshares, Inc./OH, 2.600%, 08/02/18	1,017,792	0.0
1,000,000		Huntington National Bank/The, 1.350%, 08/02/16	1,007,442	0.0
3,500,000	#	Hyundai Capital Services, Inc., 4.375%, 07/27/16	3,724,354	0.1
500,000		Jefferies Group LLC, 5.125%, 04/13/18	548,698	0.0

See Accompanying Notes to Financial Statements

107

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

900,000		Jefferies Group, Inc., 5.125%, 01/20/23	966,052	0.0
2,700,000		John Deere Capital Corp., 2.250%, 06/07/16	2,786,538	0.1
375,000		JPMorgan Chase & Co., 1.100%, 10/15/15	376,659	0.0
1,500,000		JPMorgan Chase & Co., 1.625%, 05/15/18	1,495,350	0.1
1,500,000		JPMorgan Chase & Co., 3.375%, 05/01/23	1,474,262	0.1
4,000,000		JPMorgan Chase & Co., 4.500%, 01/24/22	4,387,916	0.1
7,375,000		JPMorgan Chase & Co., 5.500%, 10/15/40	8,509,511	0.2
750,000		KeyBank NA/Cleveland OH, 1.650%, 02/01/18	751,211	0.0
1,500,000		Lincoln National Corp., 4.200%, 03/15/22	1,601,786	0.1
4,005,000		Lincoln National Corp., 4.300%, 06/15/15	4,139,704	0.1
1,000,000		Markel Corp., 3.625%, 03/30/23	998,978	0.0
500,000		MetLife, Inc., 3.048%, 12/15/22	497,399	0.0
400,000		MetLife, Inc., 4.125%, 08/13/42	390,160	0.0
5,495,000		MetLife, Inc., 6.750%, 06/01/16	6,108,748	0.2
500,000		MetLife, Inc., 3.600%, 04/10/24	509,980	0.0
1,500,000		Morgan Stanley, 2.125%, 04/25/18	1,517,681	0.1
1,000,000		Morgan Stanley, 4.100%, 05/22/23	1,015,751	0.0
800,000		Morgan Stanley, 4.875%, 11/01/22	859,786	0.0
2,650,000		Morgan Stanley, 5.375%, 10/15/15	2,806,716	0.1
10,500,000		Morgan Stanley, 6.625%, 04/01/18	12,283,236	0.3
500,000		MUFG Union Bank NA, 2.250%, 05/06/19	502,521	0.0
500,000		National Australia Bank Ltd./New York, 1.600%, 08/07/15	506,459	0.0
500,000		National Australia Bank Ltd/New York, 1.300%, 07/25/16	504,867	0.0
500,000		National Retail Properties, Inc., 3.900%, 06/15/24	501,677	0.0
300,000		Northern Trust Corp., 2.375%, 08/02/22	288,551	0.0
250,000		Northern Trust Corp., 3.950%, 10/30/25	260,240	0.0
1,000,000		NYSE Euronext, 2.000%, 10/05/17	1,019,601	0.0
500,000		PNC Bank NA, 2.700%, 11/01/22	482,614	0.0
1,000,000		PNC Bank NA, 2.950%, 01/30/23	980,026	0.0
500,000	+	PNC Financial Services Group, Inc./The, 2.854%, 11/09/22	488,733	0.0
500,000		PNC Funding Corp., 3.300%, 03/08/22	510,854	0.0
500,000		Primerica, Inc., 4.750%, 07/15/22	545,327	0.0

300,000	Principal Financial Group, Inc., 1.850%, 11/15/17	301,707	0.0
300,000	Principal Financial Group, Inc., 3.125%, 05/15/23	293,763	0.0
1,000,000	Principal Financial Group, Inc., 3.300%, 09/15/22	996,536	0.0
1,000,000	Private Export Funding Corp., 1.450%, 08/15/19	979,687	0.0
1,000,000	Private Export Funding Corp., 3.550%, 01/15/24	1,049,797	0.0
500,000	ProLogis L.P., 2.750%, 02/15/19	509,899	0.0
500,000	ProLogis L.P., 4.250%, 08/15/23	522,621	0.0
400,000	Protective Life Corp., 7.375%, 10/15/19	495,408	0.0
3,800,000	Prudential Financial, Inc., 6.200%, 11/15/40	4,766,530	0.1
400,000	Realty Income Corp., 3.875%, 07/15/24	402,491	0.0
750,000	Royal Bank of Canada, 0.800%, 10/30/15	752,911	0.0
750,000	Royal Bank of Canada, 1.500%, 01/16/18	753,098	0.0
500,000	Royal Bank of Scotland PLC/The, 1.875%, 03/31/17	504,719	0.0
500,000	Santander Holdings USA, Inc./PA, 3.000%, 09/24/15	513,699	0.0
250,000	Senior Housing Properties Trust, 3.250%, 05/01/19	253,427	0.0
250,000	Senior Housing Properties Trust, 4.750%, 05/01/24	255,885	0.0
500,000	Simon Property Group L.P., 2.750%, 02/01/23	483,663	0.0
1,000,000	Simon Property Group L.P., 3.375%, 03/15/22	1,031,061	0.0
3,595,000	Simon Property Group L.P., 5.250%, 12/01/16	3,928,407	0.1
1,500,000	State Street Corp., 3.100%, 05/15/23	1,475,000	0.1
500,000	SunTrust Bank/Atlanta GA, 2.750%, 05/01/23	480,630	0.0
1,000,000	SunTrust Bank/Atlanta GA, 5.000%, 09/01/15	1,046,338	0.0
250,000	SunTrust Banks, Inc., 2.500%, 05/01/19	253,442	0.0
3,000,000	Travelers Cos, Inc., 3.900%, 11/01/20	3,242,973	0.1
1,464,000	UBS AG/Stamford CT, 4.875%, 08/04/20	1,643,035	0.1
750,000	US Bancorp, 2.950%, 07/15/22	739,516	0.0
1,000,000	US Bancorp, 3.000%, 03/15/22	1,011,684	0.0
500,000	Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/20	498,195	0.0
600,000	Ventas Realty L.P. / Ventas Capital Corp., 3.250%, 08/15/22	593,908	0.0

See Accompanying Notes to Financial Statements

108

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

1,000,000		Wells Fargo & Co., 3.450%, 02/13/23	996,417	0.0
8,000,000		Wells Fargo & Co., 4.600%, 04/01/21	8,911,264	0.2
3,983,000		Wells Fargo & Co., 5.606%, 01/15/44	4,572,771	0.1
500,000		Westpac Banking Corp., 1.125%, 09/25/15	504,054	0.0
1,000,000		Westpac Banking Corp., 1.600%, 01/12/18	1,001,938	0.0
500,000		Westpac Banking Corp., 2.000%, 08/14/17	511,188	0.0
1,000,000		WR Berkley Corp., 4.625%, 03/15/22	1,075,446	0.1
400,000		XLIT Ltd., 2.300%, 12/15/18	398,185	0.0
			310,888,190	7.7

		Government: 0.0%
1,000,000		International Finance Corp., 1.250%, 07/16/18	997,188	0.0

		Industrial: 1.6%
500,000		3M Co., 2.000%, 06/26/22	475,952	0.0
200,000		3M Co., 3.875%, 06/15/44	192,573	0.0
1,300,000		Agilent Technologies, Inc., 3.200%, 10/01/22	1,256,086	0.1
1,000,000		Agilent Technologies, Inc., 3.875%, 07/15/23	1,014,678	0.0
2,400,000		Agilent Technologies, Inc., 6.500%, 11/01/17	2,745,770	0.1
750,000		Boeing Capital Corp., 4.700%, 10/27/19	849,137	0.0
500,000		Burlington Northern Santa Fe, LLC, 3.000%, 03/15/23	492,511	0.0
4,000,000		Burlington Northern Santa Fe, LLC, 3.450%, 09/15/21	4,161,052	0.1
500,000		Burlington Northern Santa Fe, LLC, 4.375%, 09/01/42	494,700	0.0
500,000		Burlington Northern Santa Fe, LLC, 4.450%, 03/15/43	498,283	0.0
400,000		Burlington Northern Santa Fe, LLC, 4.900%, 04/01/44	428,534	0.0
1,000,000		Canadian National Railway Co., 2.250%, 11/15/22	945,693	0.0
1,000,000		Caterpillar Financial Services Corp., 1.250%, 11/06/17	996,351	0.0
300,000		Caterpillar Financial Services Corp., 1.300%, 03/01/18	296,724	0.0
300,000	L	Caterpillar Financial Services Corp., 2.625%, 03/01/23	289,282	0.0
500,000		Caterpillar Financial Services Corp., 3.750%, 11/24/23	521,804	0.0

300,000	Caterpillar, Inc., 1.500%, 06/26/17	303,580	0.0
1,500,000	Caterpillar, Inc., 2.600%, 06/26/22	1,465,185	0.1
250,000	Caterpillar, Inc., 3.400%, 05/15/24	252,698	0.0
250,000	Caterpillar, Inc., 4.300%, 05/15/44	251,193	0.0
1,000,000	CSX Corp., 4.100%, 03/15/44	944,782	0.0
1,000,000	CSX Corp., 4.400%, 03/01/43	994,141	0.0
1,580,000	Cummins, Inc., 7.125%, 03/01/28	2,136,086	0.1
3,510,000	Dover Corp., 4.300%, 03/01/21	3,861,818	0.1
200,000	FedEx Corp., 3.875%, 08/01/42	180,002	0.0
500,000	General Dynamics Corp., 1.000%, 11/15/17	496,104	0.0
500,000	General Dynamics Corp., 2.250%, 11/15/22	472,846	0.0
500,000	General Dynamics Corp., 3.600%, 11/15/42	459,391	0.0
500,000	General Electric Co., 2.700%, 10/09/22	491,664	0.0
879,000	General Electric Co., 5.250%, 12/06/17	992,346	0.0
2,600,000	Honeywell International, Inc., 5.375%, 03/01/41	3,107,762	0.1
500,000	Illinois Tool Works, Inc., 3.500%, 03/01/24	513,200	0.0
500,000	Illinois Tool Works, Inc., 3.900%, 09/01/42	470,148	0.0
750,000	John Deere Capital Corp., 2.800%, 03/04/21	758,738	0.0
500,000	John Deere Capital Corp., 3.350%, 06/12/24	504,076	0.0
500,000	Kennametal, Inc., 2.650%, 11/01/19	499,794	0.0
800,000	L-3 Communications Corp., 4.950%, 02/15/21	887,482	0.0
3,500,000	Lockheed Martin Corp., 3.350%, 09/15/21	3,638,971	0.1
1,500,000	Lockheed Martin Corp., 4.070%, 12/15/42	1,449,394	0.1
2,000,000	Norfolk Southern Corp., 3.950%, 10/01/42	1,884,186	0.1
1,000,000	Norfolk Southern Corp., 4.800%, 08/15/43	1,066,225	0.1
3,800,000	Raytheon Co., 3.125%, 10/15/20	3,935,497	0.1
2,000,000	Republic Airways Holdings, Inc., 5.250%, 11/15/21	2,281,440	0.1
500,000	Roper Industries, Inc., 1.850%, 11/15/17	504,485	0.0
1,250,000	Roper Industries, Inc., 2.050%, 10/01/18	1,253,129	0.1
500,000	Ryder System, Inc., 2.500%, 03/01/17	516,424	0.0

See Accompanying Notes to Financial Statements

109

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

350,000	Ryder System, Inc., 2.500%, 03/01/18	359,772	0.0
500,000	Ryder System, Inc., 2.450%, 09/03/19	502,428	0.0
300,000	Stanley Black & Decker, Inc., 2.900%, 11/01/22	293,497	0.0
750,000	Textron, Inc., 3.650%, 03/01/21	774,132	0.0
500,000	Thermo Fisher Scientific, Inc., 1.850%, 01/15/18	502,512	0.0
250,000	Thermo Fisher Scientific, Inc., 2.400%, 02/01/19	252,781	0.0
2,500,000	Thermo Fisher Scientific, Inc., 3.200%, 03/01/16	2,597,968	0.1
250,000	Thermo Fisher Scientific, Inc., 4.150%, 02/01/24	261,806	0.0
616,000	Tyco International Finance S.A., 3.375%, 10/15/15	634,215	0.0
250,000	Union Pacific Corp., 2.250%, 02/15/19	254,650	0.0
500,000	Union Pacific Corp., 2.750%, 04/15/23	488,574	0.0
250,000	Union Pacific Corp., 3.750%, 03/15/24	262,307	0.0
500,000	Union Pacific Corp., 4.250%, 04/15/43	505,250	0.0
250,000	Union Pacific Corp., 4.850%, 06/15/44	277,038	0.0
400,000	United Parcel Service, Inc., 1.125%, 10/01/17	400,038	0.0
500,000	United Technologies Corp., 1.800%, 06/01/17	510,984	0.0
750,000	United Technologies Corp., 3.100%, 06/01/22	760,619	0.0
500,000	United Technologies Corp., 4.500%, 06/01/42	524,842	0.0
406,000	United Technologies Corp., 6.125%, 07/15/38	522,382	0.0
2,790,000	Waste Management, Inc., 6.125%, 11/30/39	3,503,741	0.1
		66,421,453	1.6

	Technology: 1.1%
1,500,000	Apple Inc., 1.000%, 05/03/18	1,468,126	0.1
1,500,000	Apple, Inc., 0.450%, 05/03/16	1,499,298	0.1
1,000,000	Apple, Inc., 2.400%, 05/03/23	946,012	0.0
1,000,000	Apple, Inc., 3.850%, 05/04/43	921,952	0.0
250,000	Apple, Inc., 1.050%, 05/05/17	250,475	0.0
500,000	Apple, Inc., 2.100%, 05/06/19	502,907	0.0
500,000	Apple, Inc., 2.850%, 05/06/21	504,937	0.0
500,000	Apple, Inc., 3.450%, 05/06/24	506,319	0.0

500,000		Apple, Inc., 4.450%, 05/06/44	507,782	0.0
600,000		Autodesk, Inc., 1.950%, 12/15/17	606,677	0.0
400,000		Autodesk, Inc., 3.600%, 12/15/22	397,166	0.0
3,500,000		Broadcom Corp., 2.700%, 11/01/18	3,624,999	0.1
750,000		EMC Corp./MA, 1.875%, 06/01/18	755,572	0.0
750,000		EMC Corp./MA, 2.650%, 06/01/20	757,033	0.0
750,000		Hewlett-Packard Co., 2.125%, 09/13/15	763,409	0.0
1,950,000		Hewlett-Packard Co., 2.600%, 09/15/17	2,016,632	0.1
2,000,000		Hewlett-Packard Co., 3.750%, 12/01/20	2,093,084	0.1
1,000,000		International Business Machines Corp., 1.625%, 05/15/20	964,844	0.0
500,000		International Business Machines Corp., 1.875%, 05/15/19	499,696	0.0
7,040,000		International Business Machines Corp., 1.950%, 07/22/16	7,227,672	0.2
1,000,000		International Business Machines Corp., 3.375%, 08/01/23	1,009,882	0.1
600,000		Intel Corp., 1.350%, 12/15/17	600,565	0.0
750,000		Microsoft Corp., 1.000%, 05/01/18	740,702	0.0
1,000,000		Microsoft Corp., 2.375%, 05/01/23	958,730	0.0
750,000		Microsoft Corp., 3.625%, 12/15/23	785,102	0.0
250,000		Microsoft Corp., 4.875%, 12/15/43	275,612	0.0
300,000		NetApp Inc., 2.000%, 12/15/17	304,618	0.0
250,000		NetApp, Inc., 3.375%, 06/15/21	251,145	0.0
500,000		Oracle Corp., 2.250%, 10/08/19	499,440	0.0
500,000		Oracle Corp., 2.800%, 07/08/21	498,865	0.0
750,000		Oracle Corp., 3.400%, 07/08/24	748,913	0.0
600,000		Oracle Corp., 4.300%, 07/08/34	599,760	0.0
1,000,000		Oracle Corp., 1.200%, 10/15/17	998,971	0.1
500,000		Oracle Corp., 2.500%, 10/15/22	478,992	0.0
1,500,000		Oracle Corp., 5.375%, 07/15/40	1,708,596	0.1
4,220,000		Texas Instruments, Inc., 2.375%, 05/16/16	4,363,771	0.1
250,000		Xerox Corp., 2.750%, 03/15/19	254,894	0.0
400,000		Xerox Corp., 2.800%, 05/15/20	399,820	0.0
400,000		Xerox Corp., 2.950%, 03/15/17	417,756	0.0
400,000	L	Xerox Corp., 3.800%, 05/15/24	398,412	0.0

See Accompanying Notes to Financial Statements

110

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

465,000	Xerox Corp., 6.350%, 05/15/18	540,736	0.0
250,000	Xilinx, Inc., 2.125%, 03/15/19	250,685	0.0
250,000	Xilinx, Inc., 3.000%, 03/15/21	252,598	0.0
		44,153,157	1.1

	Utilities: 1.9%
300,000	Ameren Illinois Co., 2.700%, 09/01/22	295,270	0.0
250,000	Ameren Illinois Co., 4.300%, 07/01/44	251,219	0.0
500,000	Appalachian Power Co., 4.400%, 05/15/44	503,627	0.0
400,000	Arizona Public Service Co., 3.350%, 06/15/24	403,775	0.0
1,000,000	Baltimore Gas & Electric Co., 3.350%, 07/01/23	1,016,484	0.0
250,000	CMS Energy Corp., 3.875%, 03/01/24	260,156	0.0
250,000	CMS Energy Corp., 4.875%, 03/01/44	263,729	0.0
500,000	Consolidated Edison Co. of New York, Inc., 4.450%, 03/15/44	512,819	0.0
300,000	Consumers Energy Co., 2.850%, 05/15/22	300,663	0.0
250,000	Delmarva Power & Light Co., 3.500%, 11/15/23	257,182	0.0
250,000	DTE Electric Co., 4.300%, 07/01/44	252,703	0.0
400,000	DTE Energy Co., 3.500%, 06/01/24	404,056	0.0
400,000	DTE Energy Co., 3.850%, 12/01/23	417,559	0.0
300,000	Duke Energy Corp., 1.625%, 08/15/17	302,812	0.0
400,000	Duke Energy Corp., 2.100%, 06/15/18	404,742	0.0
500,000	Duke Energy Corp., 3.950%, 10/15/23	526,678	0.0
1,000,000	Duke Energy Progress, Inc., 4.375%, 03/30/44	1,045,872	0.1
500,000	Empresa Nacional de Electricidad SA/Chile, 4.250%, 04/15/24	503,750	0.0
400,000	Entergy Arkansas, Inc., 3.700%, 06/01/24	416,580	0.0
1,000,000	Entergy Corp., 4.700%, 01/15/17	1,079,459	0.1
5,260,000	Exelon Generation Co., LLC, 5.200%, 10/01/19	5,934,958	0.2
500,000	Florida Power & Light Co., 3.250%, 06/01/24	505,989	0.0
750,000	Florida Power & Light Co., 3.800%, 12/15/42	716,533	0.0
2,000,000	Florida Power & Light Co., 4.050%, 06/01/42	1,986,372	0.1
500,000	NextEra Energy Capital Holdings, Inc., 1.200%, 06/01/15	503,124	0.0
1,000,000	Georgia Power Co., 0.750%, 08/10/15	1,003,046	0.0
250,000	ITC Holdings Corp., 3.650%, 06/15/24	249,512	0.0

500,000		Jersey Central Power & Light Co., 6.150%, 06/01/37	576,679	0.0
5,005,000		Kentucky Utilities Co., 5.125%, 11/01/40	5,794,188	0.2
3,765,000		Midamerican Energy Holdings Co., 6.125%, 04/01/36	4,676,333	0.1
2,000,000		Mississippi Power Co., 4.250%, 03/15/42	1,962,818	0.1
250,000	#	Monongahela Power Co., 5.400%, 12/15/43	286,689	0.0
500,000		Northern States Power Co/MN, 4.125%, 05/15/44	502,034	0.0
500,000		Northern States Power Co/WI, 3.300%, 06/15/24	502,187	0.0
3,595,000		Ohio Power Co., 5.375%, 10/01/21	4,201,049	0.1
250,000		Oklahoma Gas & Electric Co., 4.550%, 03/15/44	264,058	0.0
750,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/22	807,251	0.0
1,000,000		Pacific Gas & Electric Co., 3.250%, 06/15/23	1,000,127	0.0
3,850,000		Pacific Gas & Electric Co., 3.500%, 10/01/20	4,062,636	0.1
500,000		Pacific Gas & Electric Co., 4.750%, 02/15/44	533,450	0.0
500,000		PPL Capital Funding, Inc., 1.900%, 06/01/18	500,036	0.0
3,570,000		Progress Energy, Inc., 4.400%, 01/15/21	3,915,954	0.1
3,410,000		Public Service Co. of Colorado, 3.200%, 11/15/20	3,527,710	0.1
1,000,000		Public Service Electric & Gas Co., 2.375%, 05/15/23	951,023	0.0
750,000		Public Service Electric & Gas Co., 3.800%, 01/01/43	714,083	0.0
250,000		Public Service Electric & Gas Co., 4.000%, 06/01/44	245,665	0.0
2,700,000		SCANA Corp., 4.750%, 05/15/21	2,952,893	0.1
750,000		Sempra Energy, 3.550%, 06/15/24	754,484	0.0
1,954,155		Southaven Combined Cycle Generation LLC, 3.846%, 08/15/33	2,000,306	0.1
3,915,000	L	Southern California Edison Co., 3.875%, 06/01/21	4,231,868	0.1
500,000		Southern California Edison Co., 3.900%, 03/15/43	482,296	0.0
500,000		Southern California Edison Co., 4.650%, 10/01/43	540,666	0.0
5,920,000		Southern Co., 2.375%, 09/15/15	6,051,235	0.2
250,000		Union Electric Co., 3.500%, 04/15/24	257,239	0.0

See Accompanying Notes to Financial Statements

111

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

300,000	Union Electric Co., 3.900%, 09/15/42	291,184	0.0
500,000	Virginia Electric and Power Co., 1.200%, 01/15/18	494,206	0.0
1,533,000	Virginia Electric and Power Co., 6.000%, 05/15/37	1,944,906	0.1
1,000,000	Westar Energy, Inc., 4.125%, 03/01/42	997,335	0.0
500,000	Westar Energy, Inc., 4.625%, 09/01/43	537,627	0.0
250,000	Wisconsin Electric Power Co., 4.250%, 06/01/44	255,283	0.0
		77,134,167	1.9

	Total Corporate Bonds/Notes
	(Cost $938,935,746)	985,459,547	24.4

COLLATERALIZED MORTGAGE OBLIGATIONS: 1.7%
1,000,000	Banc of America Commercial Mortgage, Inc., 5.414%, 09/10/47	1,077,626	0.0
450,000	Banc of America Commercial Mortgage, Inc., 5.775%, 06/10/49	495,803	0.0
1,538,727	Banc of America Commercial Mortgage, Inc., 5.889%, 07/10/44	1,660,958	0.0
1,450,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., 5.369%, 10/10/45	1,486,417	0.0
1,067,858	Bear Stearns Commercial Mortgage Securities, 4.750%, 02/13/46	1,070,288	0.0
2,374,765	Bear Stearns Commercial Mortgage Securities, 5.757%, 04/12/38	2,524,893	0.1
3,000,000	Citigroup Commercial Mortgage Trust, 4.023%, 03/10/47	3,182,958	0.1
1,994,000	Citigroup Commercial Mortgage Trust, 5.898%, 12/10/49	2,205,607	0.1
1,105,867	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.401%, 07/15/44	1,150,369	0.0
2,000,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.401%, 07/15/44	2,096,487	0.1
2,000,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.401%, 07/15/44	2,098,473	0.1
1,213,926	Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.886%, 11/15/44	1,351,815	0.0
1,115,000	Commercial Mortgage Pass Through Certificates, 3.288%, 12/10/44	1,145,226	0.0

1,250,000	Commercial Mortgage Pass-through Certificates, 5.306%, 12/10/46	1,348,076	0.0
1,000,000	Credit Suisse Mortgage Capital Certificates, 5.311%, 12/15/39	1,080,325	0.0
2,000,000	Credit Suisse Mortgage Capital Certificates, 5.509%, 09/15/39	2,153,802	0.1
1,400,000	Credit Suisse Mortgage Capital Certificates, 6.051%, 09/15/39	1,543,143	0.0
1,062,099	CW Capital Cobalt Ltd., 5.965%, 05/15/46	1,179,140	0.0
605,000	DBUBS Mortgage Trust, 3.642%, 08/10/44	635,597	0.0
1,500,000	GE Capital Commercial Mortgage Corp., 5.489%, 11/10/45	1,571,715	0.0
1,750,000	Greenwich Capital Commercial Funding Corp., 5.224%, 04/10/37	1,814,031	0.1
2,500,000	Greenwich Capital Commercial Funding Corp., 5.444%, 03/10/39	2,730,474	0.1
2,000,000	Greenwich Capital Commercial Funding Corp., 5.475%, 03/10/39	2,157,643	0.1
1,704,326	Greenwich Capital Commercial Funding Corp., 6.015%, 07/10/38	1,835,434	0.1
595,000	GS Mortgage Securities Corp. II, 2.773%, 11/10/45	583,924	0.0
165,000	GS Mortgage Securities Corp. II, 5.560%, 11/10/39	179,028	0.0
3,178,177	GS Mortgage Securities Corp. II, 5.997%, 08/10/45	3,523,081	0.1
944,429	JPMorgan Chase Commercial Mortgage Securities Corp., 5.038%, 03/15/46	952,008	0.0
1,155,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.336%, 05/15/47	1,254,177	0.0
2,261,986	JPMorgan Chase Commercial Mortgage Securities Corp., 5.440%, 06/12/47	2,469,435	0.1
629,378	JPMorgan Chase Commercial Mortgage Securities Corp., 5.688%, 02/12/51	667,028	0.0
1,750,000	JPMorgan Chase Commercial Mortgage Securities Corp., 5.892%, 02/12/49	1,932,593	0.1

See Accompanying Notes to Financial Statements

112

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

1,735,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.204%, 12/12/49	1,878,194	0.1
410,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, 6.079%, 08/12/49	455,938	0.0
330,000	Morgan Stanley Bank of America Merrill Lynch Trust, 1.689%, 12/15/48	326,977	0.0
3,200,000	Morgan Stanley Bank of America Merrill Lynch Trust, 3.134%, 12/15/48	3,213,706	0.1
1,000,000	Morgan Stanley Capital I Trust, 5.073%, 08/13/42	1,034,501	0.0
431,892	Morgan Stanley Capital I, 4.970%, 04/14/40	431,822	0.0
3,110,000	Morgan Stanley Capital I, 4.989%, 08/13/42	3,195,596	0.1
1,000,000	Morgan Stanley Capital I, 5.331%, 03/15/44	1,011,904	0.0
314,061	Wachovia Bank Commercial Mortgage Trust, 5.308%, 11/15/48	340,661	0.0
1,034,160	Wachovia Bank Commercial Mortgage Trust, 5.418%, 01/15/45	1,087,299	0.0
2,500,000	Wells Fargo Commercial Mortgage Trust, 1.844%, 10/15/45	2,530,670	0.1
320,000	WF-RBS Commercial Mortgage Trust, 3.667%, 11/15/44	336,812	0.0

	Total Collateralized Mortgage Obligations
	(Cost $60,876,981)	67,001,654	1.7

MUNICIPAL BONDS: 0.9%
	California: 0.2%
4,335,000	State of California, 7.550%, 04/01/39	6,450,523	0.2

	Connecticut: 0.1%
3,735,000	State of Connecticut, 5.850%, 03/15/32	4,558,605	0.1

	Illinois: 0.1%
4,400,000	State of Illinois, 4.421%, 01/01/15	4,486,504	0.1

	New Jersey: 0.2%
3,425,000	New Jersey State Turnpike Authority, 7.102%, 01/01/41	4,791,575	0.1
2,335,000	Port Authority of New York & New Jersey, 4.926%, 10/01/51	2,583,070	0.1
		7,374,645	0.2

	New York: 0.1%
3,495,000	Metropolitan Transportation Authority, 6.814%, 11/15/40	4,744,463	0.1

	Ohio: 0.1%
3,355,000	American Municipal Power, Inc., 7.834%, 02/15/41	4,723,907	0.1

	Washington: 0.1%
3,900,000	State of Washington, 5.140%, 08/01/40	4,587,687	0.1

	Total Municipal Bonds
	(Cost $31,540,164)	36,926,334	0.9

ASSET-BACKED SECURITIES: 0.5%
		Automobile Asset-Backed Securities: 0.3%
402,255	Ally Auto Receivables Trust, 0.740%, 04/15/16	402,769	0.0
1,180,000	AmeriCredit Automobile Receivables Trust 2012-4, 1.930%, 08/08/18	1,199,685	0.1
475,429	Bank of America Auto Trust, 0.780%, 06/15/16	476,245	0.0
1,200,000	Capital Auto Receivables Asset Trust / Ally, 1.690%, 10/22/18	1,208,897	0.1
1,000,000	CarMax Auto Owner Trust, 1.610%, 10/15/19	1,003,210	0.0
1,000,000	Harley-Davidson Motorcycle Trust, 0.870%, 07/15/19	998,728	0.0
1,000,000	Honda Auto Receivables Owner Trust, 0.620%, 03/21/19	999,358	0.0
850,000	Hyundai Auto Receivables Trust 2013-C, 1.550%, 03/15/19	860,385	0.0
750,000	Hyundai Auto Receivables Trust 2013-C, 2.100%, 03/15/19	766,790	0.0
1,000,000	Nissan Auto Receivables Owner Trust, 0.750%, 07/15/19	998,950	0.0
292,838	Toyota Auto Receivables Owner Trust, 0.750%, 02/16/16	293,326	0.0
1,300,000	Toyota Auto Receivables 2013-B Owner Trust, 1.460%, 01/15/19	1,316,707	0.1
		10,525,050	0.3

See Accompanying Notes to Financial Statements

113

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

		Credit Card Asset-Backed Securities: 0.2%
535,000		Capital One Multi-Asset Execution Trust, 5.750%, 07/15/20	608,592	0.0
1,310,000		Chase Issuance Trust, 1.300%, 02/18/20	1,301,856	0.0
1,490,000		Chase Issuance Trust, 5.230%, 04/15/19	1,648,342	0.1
1,948,000		Citibank Credit Card Issuance Trust, 5.650%, 09/20/19	2,213,985	0.1
500,000		Citibank Credit Card Issuance Trust, 2.880%, 01/23/23	511,612	0.0
1,000,000		Discover Card Execution Note Trust, 5.650%, 03/16/20	1,134,319	0.0
			7,418,706	0.2

		Other Asset-Backed Securities: 0.0%
305,226		AEP Texas Central Transition Funding, LLC, 0.880%, 12/01/18	305,921	0.0
500,000		AEP Texas Central Transition Funding, LLC, 1.976%, 06/01/21	500,130	0.0
500,000		PSE&G Transition Funding, LLC, 6.890%, 12/15/17	526,167	0.0
			1,332,218	0.0

	Total Asset-Backed Securities
	(Cost $19,347,226)		19,275,974	0.5

U.S. GOVERNMENT AGENCY OBLIGATIONS: 33.2%
		Federal Home Loan Bank: 0.2%
8,000,000		2.000%, due 04/15/21	7,797,360	0.2

		Federal Home Loan Mortgage Corporation: 6.2%##
10,425,000		0.500%, due 04/17/15	10,457,401	0.3
7,735,000		1.000%, due 03/08/17	7,784,001	0.2
21,246,000		1.000%, due 09/29/17	21,240,285	0.5
8,405,000		2.500%, due 05/27/16	8,719,616	0.2
12,797,738		2.548%, due 02/01/42	13,348,796	0.3
749,246		3.500%, due 01/01/42	771,369	0.0
3,923,759		3.500%, due 01/01/42	4,039,615	0.1
37,400,000	W	3.500%, due 08/01/44	38,348,885	1.0
4,515,000		3.750%, due 03/27/19	4,963,430	0.1
3,254,803		4.000%, due 01/01/25	3,464,511	0.1
497,861		4.000%, due 08/01/40	528,298	0.0
7,200,000	W	4.000%, due 01/15/41	7,629,750	0.2
3,989,452		4.000%, due 04/01/41	4,233,351	0.1
2,728,208		4.000%, due 05/01/41	2,895,000	0.1
154,983		4.000%, due 08/01/41	164,458	0.0
522,881		4.000%, due 12/01/41	554,848	0.0
2,484,585		4.000%, due 01/01/42	2,636,483	0.1
6,617,493		4.000%, due 03/01/42	7,022,061	0.2
5,228,833		4.000%, due 03/01/42	5,548,503	0.2
2,476,031		4.000%, due 02/01/44	2,639,471	0.1
2,211,568		4.000%, due 03/01/44	2,357,553	0.1
1,219,034		4.000%, due 03/01/44	1,296,488	0.1
23,785		4.500%, due 04/01/23	25,632	0.0
285,851		4.500%, due 03/01/39	309,536	0.0
770,172		4.500%, due 08/01/39	834,320	0.0
1,007,240		4.500%, due 09/01/39	1,091,041	0.0
1,153,753		4.500%, due 09/01/39	1,249,350	0.0
1,625,991		4.500%, due 09/01/39	1,761,344	0.1

2,045,012	4.500%, due 10/01/39	2,216,045	0.1
2,754,740	4.500%, due 12/01/39	2,983,764	0.1
481,948	4.500%, due 03/01/40	522,031	0.0
1,597,138	4.500%, due 04/01/40	1,730,287	0.1
306,685	4.500%, due 06/01/40	332,222	0.0
2,507,426	4.500%, due 07/01/40	2,715,390	0.1
1,816,202	4.500%, due 07/01/40	1,967,985	0.1
507,775	4.500%, due 08/01/40	550,240	0.0
1,693,751	4.500%, due 08/01/40	1,834,189	0.1
2,170,992	4.500%, due 03/01/41	2,352,774	0.1
563,361	4.500%, due 03/01/41	610,298	0.0
717,747	4.500%, due 04/01/41	777,363	0.0
1,843,057	4.500%, due 06/01/41	1,997,381	0.1
1,729,282	4.500%, due 07/01/41	1,873,629	0.1
7,954,519	4.500%, due 08/01/41	8,630,659	0.2
934,679	4.500%, due 08/01/41	1,014,140	0.0
57,650	5.000%, due 03/01/34	64,086	0.0
410,296	5.000%, due 12/01/34	455,620	0.0
310,445	5.000%, due 08/01/35	344,397	0.0
1,455,831	5.000%, due 08/01/35	1,615,852	0.1
1,013,341	5.000%, due 10/01/35	1,123,300	0.0
506,473	5.000%, due 10/01/35	562,232	0.0
449,726	5.000%, due 10/01/35	498,920	0.0
1,086,931	5.000%, due 12/01/35	1,205,535	0.0
138,334	5.000%, due 04/01/36	153,245	0.0
481,719	5.000%, due 11/01/36	534,664	0.0
332,474	5.000%, due 02/01/37	367,984	0.0
283,794	5.000%, due 05/01/37	314,104	0.0
4,000,181	5.000%, due 10/01/37	4,437,539	0.1
1,040,487	5.000%, due 03/01/38	1,151,618	0.0
714,453	5.000%, due 03/01/38	792,881	0.0
2,495,730	5.000%, due 03/01/38	2,762,288	0.1
747,470	5.000%, due 04/01/38	827,304	0.0
75,873	5.000%, due 10/01/38	83,976	0.0
262,372	5.000%, due 06/01/40	290,664	0.0
542,372	5.000%, due 08/01/40	600,793	0.0
1,646,952	5.000%, due 04/01/41	1,827,977	0.1
111,299	5.200%, due 08/01/37	123,186	0.0
190,000	5.400%, due 03/17/21	205,126	0.0
236,732	5.490%, due 02/01/37	263,279	0.0
1,460,446	5.500%, due 12/01/24	1,581,001	0.1
320,571	5.500%, due 09/01/34	360,393	0.0
333,647	5.500%, due 01/01/35	375,098	0.0
171,493	5.500%, due 09/01/35	192,657	0.0
3,190,836	5.500%, due 09/01/35	3,577,013	0.1
1,997,390	5.500%, due 10/01/35	2,236,892	0.1
1,412,617	5.500%, due 03/01/36	1,581,552	0.1
259,587	5.500%, due 03/01/36	289,392	0.0
204,688	5.500%, due 05/01/36	228,189	0.0
940,603	5.500%, due 06/01/36	1,056,517	0.0
462,399	5.500%, due 07/01/36	517,103	0.0
16,270	5.500%, due 07/01/36	18,282	0.0
74,451	5.500%, due 07/01/36	83,127	0.0
131,266	5.500%, due 10/01/36	146,528	0.0
497,314	5.500%, due 11/01/36	554,413	0.0
192,419	5.500%, due 12/01/36	214,512	0.0
332,038	5.500%, due 12/01/36	370,212	0.0
149,253	5.500%, due 12/01/36	166,390	0.0
49,412	5.500%, due 02/01/37	55,130	0.0
374,883	5.500%, due 02/01/37	417,926	0.0
114,282	5.500%, due 05/01/37	127,620	0.0
18,687	5.500%, due 06/01/37	20,832	0.0
273,236	5.500%, due 12/01/37	304,608	0.0
101,472	5.500%, due 03/01/38	113,123	0.0
20,608	5.500%, due 06/01/38	22,974	0.0
48,967	5.500%, due 06/01/38	54,590	0.0
30,664	5.500%, due 08/01/38	34,246	0.0
5,095	5.500%, due 10/01/38	5,680	0.0
3,111,138	5.500%, due 11/01/38	3,499,227	0.1
57,539	5.500%, due 12/01/38	64,145	0.0

See Accompanying Notes to Financial Statements

114

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

76,918	5.500%, due 12/01/38	85,749	0.0
63,784	5.500%, due 12/01/38	71,108	0.0
529,887	5.500%, due 01/01/39	590,726	0.0
85,427	5.500%, due 01/01/39	95,235	0.0
399,543	5.500%, due 01/01/40	445,417	0.0
281,591	5.500%, due 01/01/40	313,985	0.0
248,227	5.500%, due 03/01/40	276,727	0.0
201,153	5.500%, due 01/01/41	224,510	0.0
215,919	5.750%, due 05/01/37	240,710	0.0
129,284	5.750%, due 06/01/37	144,128	0.0
316,400	5.800%, due 07/01/37	352,728	0.0
563,970	5.800%, due 08/01/37	646,038	0.0
96,243	5.800%, due 09/01/37	107,293	0.0
295,538	5.800%, due 09/01/37	329,471	0.0
18,666	6.000%, due 04/01/28	21,187	0.0
170,964	6.000%, due 07/01/28	191,998	0.0
42,246	6.000%, due 04/01/36	47,865	0.0
1,228	6.000%, due 04/01/36	1,378	0.0
10,844	6.000%, due 04/01/36	12,273	0.0
137,459	6.000%, due 06/01/36	155,633	0.0
49,080	6.000%, due 07/01/36	55,513	0.0
12,824	6.000%, due 08/01/36	14,401	0.0
398,606	6.000%, due 08/01/36	447,439	0.0
48,603	6.000%, due 08/01/36	54,977	0.0
231,323	6.000%, due 01/01/37	259,662	0.0
182,569	6.000%, due 02/01/37	205,430	0.0
13,166	6.000%, due 04/01/37	14,779	0.0
6,762	6.000%, due 06/01/37	7,591	0.0
103,534	6.000%, due 06/01/37	116,218	0.0
1,553	6.000%, due 07/01/37	1,743	0.0
36,304	6.000%, due 07/01/37	40,751	0.0
39,769	6.000%, due 08/01/37	44,641	0.0
34,900	6.000%, due 08/01/37	39,185	0.0
9,961	6.000%, due 08/01/37	11,181	0.0
134,432	6.000%, due 08/01/37	151,106	0.0
87,762	6.000%, due 08/01/37	98,674	0.0
451,991	6.000%, due 08/01/37	507,364	0.0
343,513	6.000%, due 08/01/37	385,597	0.0
19,301	6.000%, due 08/01/37	21,675	0.0
9,794	6.000%, due 09/01/37	10,993	0.0
31,529	6.000%, due 09/01/37	35,392	0.0
87,157	6.000%, due 09/01/37	97,954	0.0
80,541	6.000%, due 10/01/37	90,408	0.0
33,000	6.000%, due 10/01/37	37,043	0.0
20,335	6.000%, due 10/01/37	22,933	0.0
54,676	6.000%, due 10/01/37	61,378	0.0
15,255	6.000%, due 11/01/37	17,124	0.0
88,984	6.000%, due 11/01/37	99,885	0.0
14,349	6.000%, due 11/01/37	16,107	0.0
10,251	6.000%, due 12/01/37	11,507	0.0
292,250	6.000%, due 12/01/37	328,053	0.0
162,174	6.000%, due 12/01/37	182,042	0.0
94,660	6.000%, due 01/01/38	106,281	0.0
8,721	6.000%, due 01/01/38	9,789	0.0
172,716	6.000%, due 01/01/38	193,875	0.0
129,274	6.000%, due 02/01/38	145,111	0.0
10,994	6.000%, due 02/01/38	12,341	0.0
126,266	6.000%, due 05/01/38	141,735	0.0
7,738	6.000%, due 06/01/38	8,692	0.0
197,184	6.000%, due 07/01/38	221,341	0.0
234,485	6.000%, due 07/01/38	263,212	0.0
100,936	6.000%, due 08/01/38	113,301	0.0
5,376	6.000%, due 09/01/38	6,037	0.0
114,594	6.000%, due 09/01/38	129,282	0.0
43,502	6.000%, due 09/01/38	48,831	0.0
1,038,294	6.000%, due 09/01/38	1,165,496	0.0
47,757	6.000%, due 11/01/38	53,608	0.0
545,817	6.000%, due 01/01/39	612,686	0.0
830,121	6.000%, due 04/01/39	931,819	0.0
182,001	6.000%, due 08/01/39	204,500	0.0

260,078		6.000%, due 10/01/39	292,292	0.0
65,731		6.000%, due 11/01/39	73,814	0.0
433,376		6.000%, due 11/01/39	487,074	0.0
90,156		6.000%, due 11/01/39	101,254	0.0
10,222		6.000%, due 12/01/39	11,474	0.0
376,675		6.000%, due 05/01/40	422,821	0.0
168,779		6.150%, due 12/01/37	190,736	0.0
285,932		6.150%, due 12/01/37	323,248	0.0
377,865		6.150%, due 01/01/38	424,158	0.0
181,927		6.150%, due 02/01/38	204,215	0.0
290,424		6.150%, due 02/01/38	326,004	0.0
840,000		6.250%, due 07/15/32	1,160,241	0.0
39,785		6.500%, due 06/01/36	44,867	0.0
5,739		6.500%, due 08/01/36	6,587	0.0
11,523		6.500%, due 10/01/36	12,993	0.0
151,934		6.500%, due 10/01/36	171,346	0.0
81,884		6.500%, due 07/01/37	92,330	0.0
1,488		6.500%, due 08/01/37	1,678	0.0
36,980		6.500%, due 09/01/37	41,699	0.0
53,899		6.500%, due 09/01/37	62,987	0.0
19,890		6.500%, due 10/01/37	22,424	0.0
71,194		6.500%, due 11/01/37	80,286	0.0
84,963		6.500%, due 01/01/38	95,821	0.0
98,578		6.500%, due 02/01/38	111,177	0.0
38,339		6.500%, due 02/01/38	43,239	0.0
88,109		6.500%, due 04/01/38	99,355	0.0
25,672		6.500%, due 04/01/38	28,948	0.0
14,772		6.500%, due 05/01/38	16,813	0.0
2,130		6.500%, due 05/01/38	2,401	0.0
7,105		6.500%, due 07/01/38	8,013	0.0
7,532		6.500%, due 08/01/38	8,492	0.0
23,654		6.500%, due 09/01/38	26,677	0.0
1,448		6.500%, due 10/01/38	1,632	0.0
35,268		6.500%, due 10/01/38	39,774	0.0
43,510		6.500%, due 11/01/38	49,057	0.0
851,904		6.500%, due 12/01/38	960,722	0.0
407,673		6.500%, due 12/01/38	459,542	0.0
16,088		6.500%, due 12/01/38	18,144	0.0
29,027		6.500%, due 12/01/38	32,721	0.0
11,415		6.500%, due 12/01/38	12,873	0.0
10,179		6.500%, due 01/01/39	11,478	0.0
2,540,000		6.750%, due 03/15/31	3,646,373	0.1
			249,338,357	6.2

		Federal National Mortgage Association: 19.6%##
27,130,000		0.375%, due 03/16/15	27,181,167	0.7
24,450,000		0.875%, due 08/28/14	24,481,854	0.6
6,025,000		1.375%, due 11/15/16	6,112,525	0.2
5,000,000		2.250%, due 03/15/16	5,155,165	0.1
8,750,000		2.375%, due 04/11/16	9,069,620	0.2
72,700,000	W	2.500%, due 02/25/27	73,870,005	1.8
9,910,610		2.500%, due 09/01/27	10,083,445	0.3
3,217,504		3.000%, due 12/01/26	3,347,340	0.1
2,492,116		3.000%, due 01/01/27	2,592,680	0.1
2,611,383		3.000%, due 01/01/27	2,716,760	0.1
52,571,000		3.000%, due 05/01/43	52,011,706	1.3
144,098,000	W	3.000%, due 08/01/44	142,037,903	3.5
3,800,000	W	3.500%, due 02/25/26	4,028,594	0.1
767,896		3.500%, due 08/01/26	815,041	0.0
702,205		3.500%, due 08/01/26	745,316	0.0
78,034		3.500%, due 09/01/26	82,825	0.0
559,229		3.500%, due 10/01/26	593,563	0.0
1,409,756		3.500%, due 10/01/26	1,496,307	0.1
2,892,095		3.500%, due 11/01/26	3,069,655	0.1
2,869,865		3.500%, due 12/01/26	3,046,060	0.1
3,163,751		3.500%, due 12/01/26	3,357,989	0.1
3,564,752		3.500%, due 01/01/27	3,783,609	0.1
2,720,541		3.500%, due 03/01/41	2,805,686	0.1
3,326,410		3.500%, due 12/01/41	3,430,516	0.1
5,604,408		3.500%, due 01/01/42	5,779,809	0.2

See Accompanying Notes to Financial Statements

115

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

25,541,781		3.500%, due 11/01/42	26,341,162	0.7
61,636,000	W	3.500%, due 08/01/44	63,273,206	1.6
61,804		4.000%, due 11/01/20	65,684	0.0
82,761		4.000%, due 07/01/22	88,020	0.0
27,409		4.000%, due 04/01/23	29,209	0.0
17,320		4.000%, due 05/01/23	18,524	0.0
32,401		4.000%, due 07/01/23	34,524	0.0
128,277		4.000%, due 03/01/24	137,204	0.0
106,379		4.000%, due 03/01/24	113,776	0.0
3,155		4.000%, due 04/01/24	3,374	0.0
89,354		4.000%, due 04/01/24	95,574	0.0
185,913		4.000%, due 07/01/24	198,859	0.0
609,079		4.000%, due 07/01/24	651,486	0.0
9,489		4.000%, due 08/01/24	10,149	0.0
174,265		4.000%, due 01/01/25	186,429	0.0
149,101		4.000%, due 02/01/25	159,391	0.0
727,076		4.000%, due 02/01/25	777,816	0.0
686,834		4.000%, due 06/01/25	730,995	0.0
13,522		4.000%, due 07/01/25	14,491	0.0
100,490		4.000%, due 09/01/25	107,684	0.0
69,750		4.000%, due 09/01/25	74,522	0.0
1,145,324		4.000%, due 12/01/25	1,227,447	0.0
981,929		4.000%, due 02/01/26	1,052,340	0.0
170,987		4.000%, due 03/01/26	183,251	0.0
283,475		4.000%, due 04/01/26	303,788	0.0
2,055,328		4.000%, due 04/01/26	2,202,679	0.1
610,464		4.000%, due 04/01/26	654,245	0.0
1,054,737		4.000%, due 05/01/26	1,130,090	0.0
486,440		4.000%, due 09/01/26	521,337	0.0
1,649,976		4.000%, due 10/01/40	1,754,054	0.1
525,728		4.000%, due 10/01/40	558,890	0.0
3,075,644		4.000%, due 12/01/40	3,269,652	0.1
3,293,882		4.000%, due 12/01/40	3,501,656	0.1
6,852,394		4.000%, due 02/01/41	7,284,634	0.2
1,335,021		4.000%, due 03/01/41	1,419,233	0.1
1,104,847		4.000%, due 04/01/41	1,174,539	0.0
1,460,373		4.000%, due 08/01/41	1,552,491	0.1
955,768		4.000%, due 09/01/41	1,016,441	0.0
8,247,977		4.000%, due 11/01/41	8,778,720	0.2
1,753,619		4.000%, due 12/01/41	1,866,859	0.1
2,815,159		4.000%, due 01/01/42	2,995,495	0.1
1,462,618		4.000%, due 07/01/42	1,554,878	0.1
–		4.000%, due 07/01/42	–	–
1,750,460		4.000%, due 07/01/42	1,860,877	0.1
3,371,975		4.000%, due 07/01/43	3,592,727	0.1
1,651,464		4.000%, due 02/01/44	1,758,503	0.1
3,968,385		4.000%, due 02/01/44	4,226,400	0.1
1,463,009		4.000%, due 03/01/44	1,560,227	0.1
48,657,000	W	4.000%, due 07/01/44	51,652,447	1.3
352		4.500%, due 08/01/14	363	0.0
48,895		4.500%, due 05/01/19	51,924	0.0
17,175		4.500%, due 05/01/19	18,246	0.0
43,121		4.500%, due 01/01/20	45,865	0.0
33,792		4.500%, due 08/01/20	35,944	0.0
4,269		4.500%, due 06/01/22	4,535	0.0
6,392		4.500%, due 07/01/22	6,814	0.0
55,699		4.500%, due 11/01/22	59,159	0.0
16,784		4.500%, due 02/01/23	17,892	0.0
106,500		4.500%, due 02/01/23	113,579	0.0
8,528		4.500%, due 03/01/23	9,094	0.0
2,174		4.500%, due 03/01/23	2,309	0.0
448,196		4.500%, due 03/01/23	477,977	0.0
271,648		4.500%, due 04/01/23	289,705	0.0
63,230		4.500%, due 04/01/23	67,389	0.0
248,617		4.500%, due 04/01/23	265,141	0.0
82,363		4.500%, due 04/01/23	87,838	0.0
5,144		4.500%, due 04/01/23	5,485	0.0
3,306		4.500%, due 05/01/23	3,523	0.0
5,349		4.500%, due 05/01/23	5,704	0.0
329,603		4.500%, due 05/01/23	351,306	0.0

6,666	4.500%, due 05/01/23	7,105	0.0
6,088	4.500%, due 07/01/23	6,466	0.0
30,192	4.500%, due 08/01/23	32,070	0.0
36,999	4.500%, due 01/01/24	39,297	0.0
782,664	4.500%, due 05/01/24	838,804	0.0
1,069,130	4.500%, due 07/01/24	1,146,335	0.0
1,414,376	4.500%, due 08/01/24	1,516,231	0.1
205,061	4.500%, due 09/01/24	219,869	0.0
46,171	4.500%, due 09/01/24	49,414	0.0
48,858	4.500%, due 09/01/24	52,385	0.0
800,390	4.500%, due 09/01/24	858,196	0.0
204,829	4.500%, due 10/01/24	219,213	0.0
98,454	4.500%, due 10/01/24	105,238	0.0
507,651	4.500%, due 10/01/24	544,311	0.0
42,674	4.500%, due 11/01/24	45,756	0.0
10,681	4.500%, due 11/01/24	11,347	0.0
58,383	4.500%, due 11/01/24	62,058	0.0
338,240	4.500%, due 11/01/24	362,671	0.0
237,779	4.500%, due 11/01/24	254,753	0.0
21,808	4.500%, due 11/01/24	23,310	0.0
632,672	4.500%, due 12/01/24	678,401	0.0
258,407	4.500%, due 12/01/24	277,071	0.0
6,538	4.500%, due 01/01/25	7,011	0.0
314,990	4.500%, due 01/01/25	337,718	0.0
515,850	4.500%, due 01/01/25	552,974	0.0
1,144,442	4.500%, due 05/01/25	1,227,044	0.0
82,862	4.500%, due 08/01/25	88,854	0.0
1,335,136	4.500%, due 01/01/26	1,431,369	0.1
555,862	4.500%, due 04/01/26	595,531	0.0
11,299	4.500%, due 06/01/34	12,261	0.0
58,784	4.500%, due 05/01/35	63,802	0.0
6,140	4.500%, due 03/01/38	6,654	0.0
3,963	4.500%, due 05/01/38	4,295	0.0
14,568	4.500%, due 05/01/38	15,788	0.0
43,179	4.500%, due 06/01/38	46,823	0.0
10,294	4.500%, due 07/01/38	11,157	0.0
27,202	4.500%, due 07/01/38	29,480	0.0
40,380	4.500%, due 09/01/38	43,762	0.0
1,507,428	4.500%, due 03/01/39	1,633,687	0.1
97,600	4.500%, due 04/01/39	105,862	0.0
67,565	4.500%, due 04/01/39	73,284	0.0
3,610,673	4.500%, due 06/01/39	3,913,901	0.1
2,316,313	4.500%, due 07/01/39	2,511,887	0.1
1,574,434	4.500%, due 07/01/39	1,707,992	0.1
3,143,303	4.500%, due 07/01/39	3,415,032	0.1
4,546,726	4.500%, due 09/01/39	4,927,550	0.1
3,108,172	4.500%, due 10/01/39	3,371,143	0.1
1,037,657	4.500%, due 12/01/39	1,124,951	0.0
1,539,342	4.500%, due 12/01/39	1,668,558	0.1
1,256,885	4.500%, due 12/01/39	1,362,377	0.0
675,663	4.500%, due 03/01/40	732,255	0.0
1,935,556	4.500%, due 09/01/40	2,098,067	0.1
1,062,657	4.500%, due 10/01/40	1,151,744	0.0
761,281	4.500%, due 10/01/40	825,181	0.0
784,856	4.500%, due 10/01/40	850,600	0.0
2,108,235	4.500%, due 03/01/41	2,285,342	0.1
2,172,752	4.500%, due 04/01/41	2,355,193	0.1
919,183	4.500%, due 06/01/41	996,337	0.0
1,078,267	4.500%, due 06/01/41	1,168,616	0.0
7,199,141	4.500%, due 06/01/41	7,805,354	0.2
816,668	4.500%, due 06/01/41	885,070	0.0
449,373	4.500%, due 07/01/41	487,012	0.0
358,982	4.500%, due 07/01/41	389,050	0.0
11,673,968	4.500%, due 07/01/41	12,690,280	0.3
693,897	4.500%, due 08/01/41	752,017	0.0
3,919,737	4.500%, due 08/01/41	4,249,150	0.1
3,103,130	4.500%, due 08/01/41	3,363,042	0.1
1,032	5.000%, due 10/01/14	1,095	0.0
4,329	5.000%, due 02/01/15	4,592	0.0
19,618	5.000%, due 04/01/16	20,813	0.0

See Accompanying Notes to Financial Statements

116

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

250,899	5.000%, due 01/01/18	266,216	0.0
108,764	5.000%, due 01/01/18	115,415	0.0
215,916	5.000%, due 02/01/18	229,109	0.0
37,485	5.000%, due 04/01/18	39,779	0.0
2,487	5.000%, due 02/01/20	2,686	0.0
3,837	5.000%, due 06/01/21	4,118	0.0
29,591	5.000%, due 11/01/21	31,891	0.0
58,828	5.000%, due 01/01/22	62,477	0.0
3,272	5.000%, due 02/01/22	3,535	0.0
5,526	5.000%, due 04/01/22	5,973	0.0
67,937	5.000%, due 06/01/22	73,503	0.0
7,720	5.000%, due 06/01/22	8,299	0.0
603	5.000%, due 06/01/22	640	0.0
120,025	5.000%, due 06/01/22	129,734	0.0
74,904	5.000%, due 07/01/22	80,891	0.0
1,839	5.000%, due 07/01/22	1,953	0.0
49,634	5.000%, due 08/01/22	52,716	0.0
16,781	5.000%, due 09/01/22	17,822	0.0
65,724	5.000%, due 12/01/22	69,797	0.0
4,129	5.000%, due 01/01/23	4,463	0.0
71,401	5.000%, due 01/01/23	77,881	0.0
171,202	5.000%, due 02/01/23	186,737	0.0
537,890	5.000%, due 02/01/23	586,722	0.0
2,586	5.000%, due 02/01/23	2,798	0.0
22,138	5.000%, due 03/01/23	24,148	0.0
77,713	5.000%, due 03/01/23	84,766	0.0
26,300	5.000%, due 03/01/23	27,933	0.0
3,193	5.000%, due 03/01/23	3,483	0.0
151,642	5.000%, due 03/01/23	164,972	0.0
105,459	5.000%, due 04/01/23	114,041	0.0
102,414	5.000%, due 04/01/23	111,564	0.0
15,342	5.000%, due 04/01/23	16,286	0.0
25,230	5.000%, due 04/01/23	27,453	0.0
36,862	5.000%, due 05/01/23	40,209	0.0
36,200	5.000%, due 05/01/23	39,470	0.0
13,414	5.000%, due 05/01/23	14,493	0.0
42,611	5.000%, due 06/01/23	45,798	0.0
66,726	5.000%, due 06/01/23	72,395	0.0
11,114	5.000%, due 06/01/23	11,803	0.0
33,547	5.000%, due 06/01/23	35,629	0.0
131,423	5.000%, due 06/01/23	139,569	0.0
723,292	5.000%, due 07/01/23	787,741	0.0
322,053	5.000%, due 08/01/23	351,257	0.0
1,329	5.000%, due 09/01/23	1,449	0.0
33,667	5.000%, due 02/01/24	36,705	0.0
278,288	5.000%, due 03/01/24	303,552	0.0
120,688	5.000%, due 04/01/24	128,154	0.0
32,958	5.000%, due 04/01/24	35,820	0.0
132,967	5.000%, due 05/01/24	143,994	0.0
209,627	5.000%, due 06/01/24	222,660	0.0
1,076,182	5.000%, due 08/01/24	1,171,050	0.0
436,589	5.000%, due 07/01/33	487,476	0.0
130,586	5.000%, due 02/01/34	145,128	0.0
87,153	5.000%, due 11/01/34	97,106	0.0
5,813,596	5.000%, due 02/01/35	6,487,207	0.2
1,153,658	5.000%, due 06/01/35	1,284,888	0.0
76,401	5.000%, due 08/01/35	84,958	0.0
416,468	5.000%, due 09/01/35	463,477	0.0
946,040	5.000%, due 09/01/35	1,051,653	0.0
1,395,250	5.000%, due 09/01/35	1,554,874	0.1
114,404	5.000%, due 10/01/35	127,367	0.0
1,384,885	5.000%, due 03/01/36	1,540,997	0.1
1,746,668	5.000%, due 03/01/36	1,943,081	0.1
459,517	5.000%, due 04/01/36	511,324	0.0
1,183,899	5.000%, due 05/01/36	1,315,736	0.0
14,930	5.000%, due 05/01/36	16,607	0.0
225,830	5.000%, due 06/01/36	251,263	0.0
183,808	5.000%, due 12/01/36	204,486	0.0
553,147	5.000%, due 12/01/36	614,773	0.0
557,563	5.000%, due 07/01/37	620,552	0.0

495,130	5.000%, due 01/01/38	550,267	0.0
885,702	5.000%, due 02/01/38	985,322	0.0
1,845,097	5.000%, due 02/01/38	2,053,374	0.1
1,229,074	5.000%, due 08/01/38	1,367,511	0.1
927,652	5.000%, due 07/01/40	1,032,063	0.0
351,571	5.000%, due 07/01/40	390,827	0.0
11,310,000	5.375%, due 06/12/17	12,779,633	0.3
5,469	5.500%, due 12/01/14	5,809	0.0
24,350	5.500%, due 04/01/15	25,863	0.0
15,909	5.500%, due 06/01/15	16,897	0.0
19,978	5.500%, due 04/01/16	21,221	0.0
91,501	5.500%, due 11/01/16	97,193	0.0
14,315	5.500%, due 01/01/17	15,205	0.0
35,169	5.500%, due 01/01/17	37,357	0.0
58,730	5.500%, due 02/01/17	62,383	0.0
59,193	5.500%, due 10/01/17	62,882	0.0
136,233	5.500%, due 11/01/17	144,708	0.0
24,546	5.500%, due 11/01/17	26,073	0.0
43	5.500%, due 02/01/18	46	0.0
27,186	5.500%, due 09/01/18	28,887	0.0
85,189	5.500%, due 07/01/20	90,488	0.0
2,912	5.500%, due 04/01/21	3,185	0.0
14,377	5.500%, due 10/01/21	15,281	0.0
11,678	5.500%, due 11/01/21	12,416	0.0
153,804	5.500%, due 11/01/21	164,466	0.0
675,405	5.500%, due 11/01/21	738,704	0.0
470,161	5.500%, due 12/01/21	515,974	0.0
374,259	5.500%, due 12/01/21	410,006	0.0
246,255	5.500%, due 12/01/21	268,228	0.0
13,899	5.500%, due 01/01/22	14,996	0.0
13,411	5.500%, due 01/01/22	14,668	0.0
89,442	5.500%, due 01/01/22	95,631	0.0
92,708	5.500%, due 02/01/22	101,394	0.0
5,766	5.500%, due 04/01/22	6,332	0.0
70,879	5.500%, due 06/01/22	77,372	0.0
63,853	5.500%, due 06/01/22	68,791	0.0
2,909	5.500%, due 07/01/22	3,093	0.0
93,274	5.500%, due 07/01/22	102,257	0.0
8,787	5.500%, due 07/01/22	9,649	0.0
9,810	5.500%, due 08/01/22	10,430	0.0
40,910	5.500%, due 09/01/22	44,923	0.0
145,958	5.500%, due 09/01/22	160,278	0.0
263,106	5.500%, due 11/01/22	288,273	0.0
30,183	5.500%, due 01/01/23	32,092	0.0
26,368	5.500%, due 01/01/23	28,968	0.0
24,552	5.500%, due 02/01/23	26,850	0.0
23,534	5.500%, due 03/01/23	25,734	0.0
13,181	5.500%, due 04/01/23	14,481	0.0
37,887	5.500%, due 06/01/23	40,553	0.0
16,915	5.500%, due 08/01/23	18,583	0.0
114,392	5.500%, due 08/01/23	125,678	0.0
47,585	5.500%, due 08/01/23	52,276	0.0
6,791	5.500%, due 08/01/23	7,461	0.0
109,062	5.500%, due 09/01/23	116,733	0.0
46,853	5.500%, due 10/01/23	49,816	0.0
13,514	5.500%, due 11/01/23	14,800	0.0
10,651	5.500%, due 11/01/23	11,702	0.0
204,986	5.500%, due 11/01/23	223,471	0.0
221,428	5.500%, due 02/01/24	241,401	0.0
9,839	5.500%, due 03/01/24	10,515	0.0
15,952	5.500%, due 07/01/24	17,370	0.0
175,099	5.500%, due 07/01/24	188,584	0.0
390,601	5.500%, due 05/01/25	414,977	0.0
184,552	5.500%, due 08/01/25	196,252	0.0
9,466	5.500%, due 07/01/27	10,628	0.0
2,048	5.500%, due 08/01/27	2,298	0.0
312,360	5.500%, due 03/01/34	350,753	0.0
384,446	5.500%, due 04/01/34	431,795	0.0
144,871	5.500%, due 11/01/34	163,057	0.0
127,181	5.500%, due 12/01/34	143,077	0.0

See Accompanying Notes to Financial Statements

117

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

1,833,984	5.500%, due 02/01/35	2,061,265	0.1
226,008	5.500%, due 05/01/35	253,829	0.0
295,521	5.500%, due 09/01/35	331,722	0.0
1,695,073	5.500%, due 09/01/35	1,902,284	0.1
384,704	5.500%, due 04/01/36	430,722	0.0
328,441	5.500%, due 04/01/36	367,507	0.0
91,093	5.500%, due 05/01/36	102,307	0.0
316,601	5.500%, due 06/01/36	354,791	0.0
882,083	5.500%, due 07/01/36	991,833	0.0
538,474	5.500%, due 11/01/36	603,720	0.0
1,913,624	5.500%, due 12/01/36	2,141,236	0.1
152,970	5.500%, due 12/01/36	171,651	0.0
853,164	5.500%, due 12/01/36	957,478	0.0
263,612	5.500%, due 01/01/37	295,752	0.0
2,505,010	5.500%, due 03/01/37	2,802,963	0.1
1,239,799	5.500%, due 03/01/37	1,387,264	0.1
237,278	5.500%, due 03/01/37	265,504	0.0
1,033,464	5.500%, due 08/01/37	1,159,348	0.0
4,764	5.500%, due 01/01/38	5,330	0.0
11,373	5.500%, due 01/01/38	12,726	0.0
3,581	5.500%, due 01/01/38	4,007	0.0
48,510	5.500%, due 03/01/38	54,280	0.0
91,675	5.500%, due 05/01/38	102,579	0.0
171,244	5.500%, due 06/01/38	191,612	0.0
828,266	5.500%, due 06/01/38	926,782	0.0
4,175,422	5.500%, due 09/01/38	4,672,311	0.1
1,109,692	5.500%, due 12/01/38	1,241,682	0.0
296,101	5.500%, due 06/01/39	331,320	0.0
84,631	5.500%, due 04/01/40	96,306	0.0
165,257	5.500%, due 05/01/40	184,919	0.0
268,984	5.500%, due 06/01/40	301,175	0.0
43,079	5.500%, due 07/01/40	48,209	0.0
22,629	5.700%, due 07/01/36	25,234	0.0
179,399	5.700%, due 07/01/36	202,072	0.0
50,781	5.700%, due 08/01/36	56,846	0.0
113,760	6.000%, due 10/01/18	121,891	0.0
30,859	6.000%, due 01/01/34	35,039	0.0
10,229	6.000%, due 07/01/34	11,601	0.0
172,811	6.000%, due 12/01/34	195,928	0.0
151,707	6.000%, due 05/01/35	170,734	0.0
180,876	6.000%, due 01/01/36	203,920	0.0
302,676	6.000%, due 01/01/36	341,731	0.0
79,226	6.000%, due 02/01/36	89,439	0.0
98,989	6.000%, due 03/01/36	111,404	0.0
32,180	6.000%, due 03/01/36	36,216	0.0
43,602	6.000%, due 04/01/36	49,350	0.0
80,551	6.000%, due 04/01/36	90,933	0.0
915,000	6.000%, due 04/18/36	993,610	0.0
225,096	6.000%, due 05/01/36	253,402	0.0
1,462	6.000%, due 06/01/36	1,645	0.0
43,114	6.000%, due 08/01/36	48,622	0.0
5,800	6.000%, due 08/01/36	6,528	0.0
81,727	6.000%, due 09/01/36	91,977	0.0
221,459	6.000%, due 09/01/36	249,237	0.0
91,421	6.000%, due 09/01/36	102,887	0.0
267,446	6.000%, due 09/01/36	302,332	0.0
48,443	6.000%, due 10/01/36	54,761	0.0
72,044	6.000%, due 10/01/36	81,239	0.0
381,852	6.000%, due 12/01/36	431,399	0.0
1,168,305	6.000%, due 12/01/36	1,318,995	0.0
122,061	6.000%, due 01/01/37	137,369	0.0
32,978	6.000%, due 02/01/37	37,205	0.0
11,466	6.000%, due 04/01/37	12,904	0.0
371,310	6.000%, due 07/01/37	418,118	0.0
83,437	6.000%, due 08/01/37	93,945	0.0
14,274	6.000%, due 08/01/37	16,064	0.0
14,086	6.000%, due 08/01/37	15,853	0.0
52,652	6.000%, due 09/01/37	59,367	0.0
5,319	6.000%, due 09/01/37	5,986	0.0
16,411	6.000%, due 09/01/37	18,469	0.0

2,419	6.000%, due 09/01/37	2,722	0.0
63,081	6.000%, due 09/01/37	70,993	0.0
78,031	6.000%, due 09/01/37	87,818	0.0
162,105	6.000%, due 09/01/37	182,435	0.0
1,858	6.000%, due 10/01/37	2,091	0.0
5,042	6.000%, due 10/01/37	5,675	0.0
5,089	6.000%, due 10/01/37	5,727	0.0
18,149	6.000%, due 10/01/37	20,579	0.0
203,777	6.000%, due 11/01/37	229,642	0.0
70,159	6.000%, due 11/01/37	78,978	0.0
140,540	6.000%, due 11/01/37	158,166	0.0
61,474	6.000%, due 11/01/37	69,184	0.0
8,179	6.000%, due 11/01/37	9,204	0.0
50,368	6.000%, due 11/01/37	56,686	0.0
12,351	6.000%, due 11/01/37	13,900	0.0
107,545	6.000%, due 12/01/37	121,071	0.0
36,989	6.000%, due 12/01/37	41,643	0.0
244,256	6.000%, due 12/01/37	274,890	0.0
41,982	6.000%, due 12/01/37	47,247	0.0
11,344	6.000%, due 01/01/38	12,766	0.0
45,994	6.000%, due 01/01/38	51,763	0.0
62,755	6.000%, due 01/01/38	70,626	0.0
246,680	6.000%, due 02/01/38	277,618	0.0
10,900	6.000%, due 02/01/38	12,267	0.0
200,738	6.000%, due 03/01/38	225,914	0.0
25,803	6.000%, due 03/01/38	29,039	0.0
1,240,431	6.000%, due 04/01/38	1,398,442	0.1
80,657	6.000%, due 04/01/38	90,773	0.0
147,537	6.000%, due 05/01/38	166,041	0.0
86,994	6.000%, due 05/01/38	97,905	0.0
8,804	6.000%, due 06/01/38	9,909	0.0
69,859	6.000%, due 07/01/38	78,621	0.0
146,761	6.000%, due 07/01/38	165,168	0.0
4,090	6.000%, due 08/01/38	4,603	0.0
11,272	6.000%, due 08/01/38	12,687	0.0
59,595	6.000%, due 09/01/38	67,069	0.0
300,639	6.000%, due 09/01/38	338,345	0.0
48,970	6.000%, due 09/01/38	55,430	0.0
427,131	6.000%, due 10/01/38	480,701	0.0
397,700	6.000%, due 10/01/38	447,579	0.0
6,313	6.000%, due 10/01/38	7,105	0.0
261,257	6.000%, due 10/01/38	294,024	0.0
24,620	6.000%, due 10/01/38	27,708	0.0
60,869	6.000%, due 05/01/39	68,503	0.0
2,590,452	6.000%, due 10/01/39	2,924,652	0.1
90,364	6.000%, due 11/01/39	101,717	0.0
32,718	6.500%, due 04/01/28	36,954	0.0
1,718	6.500%, due 04/01/30	1,991	0.0
38,530	6.500%, due 08/01/32	43,554	0.0
123,599	6.500%, due 02/01/34	139,871	0.0
14,666	6.500%, due 11/01/34	16,545	0.0
65,946	6.500%, due 01/01/36	75,774	0.0
76,274	6.500%, due 03/01/36	86,052	0.0
265,247	6.500%, due 04/01/36	299,225	0.0
5,694	6.500%, due 05/01/36	6,434	0.0
20,469	6.500%, due 06/01/36	23,139	0.0
87,202	6.500%, due 07/01/36	98,384	0.0
11,525	6.500%, due 07/01/36	13,250	0.0
49,134	6.500%, due 07/01/36	55,442	0.0
439,804	6.500%, due 07/01/36	496,267	0.0
217,500	6.500%, due 07/01/36	245,371	0.0
5,387	6.500%, due 07/01/36	6,078	0.0
6,112	6.500%, due 08/01/36	6,902	0.0
9,765	6.500%, due 08/01/36	11,026	0.0
5,809,391	6.500%, due 08/25/36	6,479,867	0.2
445,588	6.500%, due 09/01/36	502,734	0.0
23,424	6.500%, due 09/01/36	26,489	0.0
4,666	6.500%, due 09/01/36	5,271	0.0
45,180	6.500%, due 09/01/36	50,963	0.0
663	6.500%, due 11/01/36	750	0.0

See Accompanying Notes to Financial Statements

118

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

14,885	6.500%, due 11/01/36	16,794	0.0
6,257	6.500%, due 11/01/36	7,066	0.0
8,114	6.500%, due 12/01/36	9,163	0.0
15,201	6.500%, due 12/01/36	17,193	0.0
9,387	6.500%, due 12/01/36	10,593	0.0
78,643	6.500%, due 01/01/37	88,708	0.0
158,440	6.500%, due 01/01/37	184,821	0.0
1,748	6.500%, due 01/01/37	1,972	0.0
84,456	6.500%, due 01/01/37	95,284	0.0
78,449	6.500%, due 02/01/37	88,506	0.0
236,699	6.500%, due 03/01/37	267,053	0.0
937	6.500%, due 03/01/37	1,057	0.0
39,509	6.500%, due 03/01/37	44,598	0.0
249,307	6.500%, due 03/01/37	288,156	0.0
29,013	6.500%, due 03/01/37	32,731	0.0
16,419	6.500%, due 04/01/37	18,677	0.0
164,620	6.500%, due 04/01/37	185,776	0.0
3,094	6.500%, due 04/01/37	3,491	0.0
4,565	6.500%, due 07/01/37	5,150	0.0
13,360	6.500%, due 08/01/37	15,595	0.0
11,910	6.500%, due 08/01/37	13,435	0.0
12,674	6.500%, due 08/01/37	14,297	0.0
3,265	6.500%, due 09/01/37	3,685	0.0
9,209	6.500%, due 09/01/37	10,391	0.0
5,161	6.500%, due 09/01/37	5,822	0.0
220,663	6.500%, due 09/01/37	249,179	0.0
32,617	6.500%, due 09/01/37	36,799	0.0
444,115	6.500%, due 09/01/37	500,990	0.0
1,683	6.500%, due 09/01/37	1,937	0.0
62,208	6.500%, due 09/01/37	70,178	0.0
76,024	6.500%, due 10/01/37	85,780	0.0
5,012	6.500%, due 10/01/37	5,655	0.0
23,700	6.500%, due 10/01/37	27,641	0.0
10,177	6.500%, due 10/01/37	11,482	0.0
123,761	6.500%, due 10/01/37	139,665	0.0
429,606	6.500%, due 11/01/37	500,673	0.0
430,351	6.500%, due 12/01/37	500,927	0.0
3,209	6.500%, due 12/01/37	3,629	0.0
15,172	6.500%, due 12/01/37	17,122	0.0
1,538	6.500%, due 12/01/37	1,738	0.0
1,637	6.500%, due 12/01/37	1,850	0.0
65,944	6.500%, due 12/01/37	75,626	0.0
3,728	6.500%, due 12/01/37	4,207	0.0
52,395	6.500%, due 12/01/37	59,113	0.0
71,175	6.500%, due 01/01/38	80,306	0.0
1,577	6.500%, due 01/01/38	1,780	0.0
1,024	6.500%, due 01/01/38	1,155	0.0
40,765	6.500%, due 01/01/38	46,002	0.0
680,754	6.500%, due 02/01/38	794,138	0.0
185,134	6.500%, due 03/01/38	208,836	0.0
224,111	6.500%, due 04/01/38	252,854	0.0
18,973	6.500%, due 05/01/38	21,507	0.0
1,729	6.500%, due 06/01/38	1,955	0.0
315,048	6.500%, due 08/01/38	355,413	0.0
722,996	6.500%, due 08/01/38	842,695	0.0
77,569	6.500%, due 08/01/38	87,752	0.0
39,026	6.500%, due 09/01/38	44,106	0.0
146,834	6.500%, due 09/01/38	165,682	0.0
15,106	6.500%, due 09/01/38	17,075	0.0
952,149	6.500%, due 10/01/38	1,074,256	0.0
15,739	6.500%, due 10/01/38	17,756	0.0
118,194	6.500%, due 10/01/38	133,385	0.0
78,314	6.500%, due 10/01/38	88,350	0.0
201,406	6.500%, due 11/01/38	227,263	0.0
153,146	6.500%, due 01/01/39	174,355	0.0
5,651	6.500%, due 01/01/39	6,376	0.0
92,814	6.500%, due 03/01/39	104,860	0.0
16,543	6.500%, due 08/01/39	18,724	0.0
5,945	6.500%, due 09/01/39	6,729	0.0
805,000	6.625%, due 11/15/30	1,136,330	0.0
3,430,000		7.125%, due 01/15/30	5,017,370	0.1
1,560,000		7.250%, due 05/15/30	2,313,486	0.1
			792,964,858	19.6

		Government National Mortgage Association: 6.4%
15,879,746		1.625%, due 02/20/41	16,408,140	0.4
15,000,000	W	3.000%, due 11/15/41	15,585,937	0.4
58,574,000		3.500%, due 02/20/42	61,031,367	1.5
6,181,779		3.500%, due 01/20/43	6,452,975	0.2
2,140,844		4.000%, due 12/20/40	2,297,767	0.1
10,389,432		4.000%, due 12/20/41	11,140,530	0.3
7,522,921		4.000%, due 01/20/42	8,066,786	0.2
4,738,356		4.000%, due 08/20/42	5,080,913	0.1
7,570,699		4.000%, due 10/20/42	8,118,018	0.2
31,300,000		4.000%, due 07/01/44	33,505,670	0.8
3,689,606		4.500%, due 07/20/40	4,043,861	0.1
3,699,216		4.500%, due 02/20/41	4,053,751	0.1
4,389,165		4.500%, due 05/20/41	4,806,955	0.1
4,976,717		4.500%, due 06/20/41	5,448,939	0.1
9,038,785		4.500%, due 07/20/41	9,894,671	0.2
3,587,255		4.500%, due 09/20/41	3,925,504	0.1
8,473,257		4.500%, due 10/20/41	9,271,942	0.2
7,987,240		4.500%, due 12/20/41	8,738,898	0.2
44,034		5.000%, due 10/15/37	48,621	0.0
4,911		5.000%, due 04/15/38	5,399	0.0
224,801		5.000%, due 03/15/39	247,074	0.0
336,836		5.000%, due 08/15/39	370,492	0.0
3,798,559		5.000%, due 09/15/39	4,178,133	0.1
3,225,671		5.000%, due 09/15/39	3,547,581	0.1
2,546,550		5.000%, due 02/15/40	2,812,320	0.1
2,910,003		5.000%, due 04/15/40	3,215,892	0.1
4,501,572		5.000%, due 06/15/40	4,966,918	0.1
303,608		5.000%, due 07/15/40	335,024	0.0
2,145,444		5.000%, due 04/15/42	2,357,031	0.1
2,736,136		5.000%, due 04/20/42	3,035,010	0.1
126,931		5.500%, due 07/20/38	141,817	0.0
1,559,500		5.500%, due 09/20/39	1,741,820	0.0
105,882		5.500%, due 10/20/39	119,617	0.0
56,967		5.500%, due 11/20/39	64,291	0.0
2,542,951		5.500%, due 11/20/39	2,840,239	0.1
35,221		5.500%, due 12/20/40	39,337	0.0
102,680		5.500%, due 01/20/41	114,705	0.0
374,968		5.500%, due 03/20/41	423,426	0.0
1,135,499		5.500%, due 04/20/41	1,267,877	0.0
1,938,776		5.500%, due 05/20/41	2,196,079	0.1
1,811,955		5.500%, due 06/20/41	2,024,598	0.1
59,980		6.000%, due 10/15/36	69,176	0.0
147,050		6.000%, due 08/15/37	165,353	0.0
260,221		6.000%, due 11/15/37	292,613	0.0
31,472		6.000%, due 12/15/37	35,390	0.0
153,704		6.000%, due 01/15/38	172,808	0.0
121,038		6.000%, due 01/15/38	136,081	0.0
92,722		6.000%, due 02/15/38	104,245	0.0
3,469		6.000%, due 02/15/38	3,900	0.0
471,013		6.000%, due 02/15/38	529,553	0.0
6,463		6.000%, due 04/15/38	7,387	0.0
621,432		6.000%, due 05/15/38	698,667	0.0
922,309		6.000%, due 05/15/38	1,036,938	0.0
118,344		6.000%, due 07/15/38	133,052	0.0
148,018		6.000%, due 09/15/38	166,414	0.0
205,764		6.000%, due 11/15/38	231,337	0.0
2,618,604		6.000%, due 08/20/40	2,983,351	0.1
13,855		7.000%, due 12/15/37	15,771	0.0
			260,747,961	6.4

		Other U.S. Agency Obligations: 0.8%
22,990,000		1.100%, due 11/06/18	22,571,260	0.6
1,500,000		1.875%, due 08/15/22	1,423,178	0.0
75,000		5.125%, due 08/25/16	82,303	0.0

See Accompanying Notes to Financial Statements

119

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

10,000	6.150%, due 01/15/38	13,428	0.0
5,000,000	7.125%, due 05/01/30	7,102,020	0.2
		31,192,189	0.8

	Total U.S. Government Agency Obligations
	(Cost $1,321,896,583)	1,342,040,725	33.2

U.S. TREASURY OBLIGATIONS: 43.1%
		U.S. Treasury Bills: 2.3%
6,340,000	0.125%, due 12/31/14	6,341,610	0.2
70,060,000	0.250%, due 09/15/14	70,088,725	1.7
15,921,000	0.250%, due 11/30/14	15,932,813	0.4
		92,363,148	2.3

		U.S. Treasury Bonds: 3.8%
9,582,000	2.750%, due 11/15/42	8,536,968	0.2
2,882,000	3.125%, due 02/15/43	2,769,196	0.1
23,645,000	3.500%, due 02/15/39	24,627,734	0.6
18,888,000	3.625%, due 08/15/43	19,912,088	0.5
37,866,000	3.625%, due 02/15/44	39,883,538	1.0
13,251,000	3.750%, due 11/15/43	14,284,167	0.3
7,845,000	3.875%, due 08/15/40	8,688,338	0.2
26,505,000	4.375%, due 05/15/40	31,729,374	0.8
2,150,000	6.000%, due 02/15/26	2,872,602	0.1
		153,304,005	3.8

		U.S. Treasury Notes: 37.0%
2,784,000	0.875%, due 04/15/17	2,790,851	0.1
8,794,000	2.250%, due 04/30/21	8,878,502	0.2
74,766,000	0.125%, due 07/31/14	74,771,204	1.9
2,748,000	0.250%, due 01/31/15	2,750,844	0.1
57,333,000	0.250%, due 02/28/15	57,396,812	1.4
9,397,600	0.250%, due 07/31/15	9,407,326	0.2
14,708,000	0.250%, due 09/15/15	14,724,370	0.4
2,899,000	0.250%, due 09/30/15	2,902,285	0.1
25,975,000	0.250%, due 10/15/15	26,002,897	0.6
3,465,000	0.250%, due 10/31/15	3,468,112	0.1
2,142,000	0.250%, due 11/30/15	2,143,088	0.1
27,732,000	0.250%, due 12/15/15	27,739,044	0.7
893,600	0.250%, due 12/31/15	893,704	0.0
29,048,000	0.375%, due 04/15/15	29,113,242	0.7
1,368,100	0.375%, due 06/30/15	1,371,333	0.0
5,914,000	0.375%, due 08/31/15	5,929,016	0.1
9,440,000	0.375%, due 11/15/15	9,461,939	0.2
5,000,000	0.375%, due 01/15/16	5,008,010	0.1
1,103,300	0.375%, due 01/31/16	1,104,894	0.0
15,697,000	0.375%, due 02/15/16	15,716,307	0.4
33,823,000	0.375%, due 03/15/16	33,843,463	0.8
4,755,000	0.500%, due 08/15/14	4,757,732	0.1
6,248,000	0.500%, due 06/15/16	6,255,935	0.2
30,000,000	0.500%, due 06/30/16	30,024,600	0.7
51,172,000	0.625%, due 07/15/16	51,327,921	1.3
13,521,000	0.625%, due 08/15/16	13,554,802	0.3
7,054,000	0.625%, due 10/15/16	7,061,442	0.2
16,290,000	0.625%, due 11/15/16	16,293,812	0.4
9,514,500	0.625%, due 12/15/16	9,508,924	0.2
9,340,000	0.625%, due 02/15/17	9,317,014	0.2
36,269,100	0.625%, due 09/30/17	35,819,980	0.9
13,873,000	0.750%, due 01/15/17	13,895,766	0.3
6,188,000	0.750%, due 03/15/17	6,187,517	0.2
1,952,000	0.750%, due 10/31/17	1,932,937	0.0
2,285,600	0.750%, due 12/31/17	2,256,673	0.1
21,817,000	0.750%, due 02/28/18	21,473,557	0.5
12,274,000	0.875%, due 09/15/16	12,363,662	0.3
3,547,000	0.875%, due 05/15/17	3,551,572	0.1
12,885,000	0.875%, due 06/15/17	12,888,518	0.3
1,918,000	0.875%, due 01/31/18	1,899,719	0.0
27,497,000	1.000%, due 08/31/19	26,561,470	0.7
46,620,000	1.250%, due 10/31/15	47,281,072	1.2
29,467,000		1.250%, due 11/30/18	29,199,970	0.7
1,000		1.250%, due 10/31/19	977	0.0
3,534,000		1.250%, due 02/29/20	3,426,323	0.1
14,190,000		1.375%, due 11/30/15	14,420,871	0.4
6,756,000		1.375%, due 09/30/18	6,747,028	0.2
933,000		1.375%, due 01/31/20	912,153	0.0
19,814,000		1.500%, due 12/31/18	19,824,065	0.5
11,925,000		1.500%, due 01/31/19	11,916,152	0.3
5,048,000		1.500%, due 02/28/19	5,039,126	0.1
6,540,000		1.500%, due 03/31/19	6,524,925	0.2
5,304,000		1.500%, due 05/31/19	5,276,859	0.1
4,475,000		1.625%, due 03/31/19	4,487,763	0.1
2,317,000		1.625%, due 04/30/19	2,321,073	0.1
54,587,000		1.625%, due 06/30/19	54,580,613	1.4
8,876,000		1.625%, due 08/15/22	8,424,575	0.2
58,270,000		1.750%, due 07/31/15	59,278,362	1.5
28,376,000		1.750%, due 10/31/20	27,966,988	0.7
108,163,000		1.875%, due 09/30/17	111,158,574	2.8
24,900,000		2.000%, due 11/30/20	24,881,524	0.6
12,097,000		2.000%, due 02/28/21	12,045,963	0.3
20,498,000		2.125%, due 01/31/21	20,594,095	0.5
54,720,000		2.125%, due 06/30/21	54,698,604	1.4
9,810,000		2.250%, due 03/31/21	9,913,466	0.2
4,625,000		2.375%, due 03/31/16	4,789,405	0.1
77,155,000		2.375%, due 07/31/17	80,551,595	2.0
19,590,000		2.375%, due 12/31/20	20,010,107	0.5
13,230,000		2.500%, due 08/15/23	13,302,871	0.3
59,994,000		2.500%, due 05/15/24	59,876,832	1.5
18,650,000		2.625%, due 04/30/18	19,626,216	0.5
26,255,000		2.750%, due 02/15/19	27,708,267	0.7
36,569,500		2.750%, due 11/15/23	37,460,882	0.9
42,052,000		2.750%, due 02/15/24	42,983,368	1.1
9,190,000		3.500%, due 05/15/20	10,047,969	0.3
4,025,000		8.125%, due 08/15/19	5,315,045	0.1
9,692,000		2.000%, due 05/31/21	9,617,798	0.2
			1,494,562,272	37.0

	Total U.S. Treasury Obligations
	(Cost $1,728,162,169)		1,740,229,425	43.1

FOREIGN GOVERNMENT BONDS: 3.6%
5,100,000		Asian Development Bank, 2.625%, 02/09/15	5,176,393	0.1
3,000,000		Colombia Government International Bond, 4.000%, 02/26/24	3,100,500	0.1
1,950,000		Colombia Government International Bond, 7.375%, 09/18/37	2,666,625	0.1
2,964,000		Corp Andina de Fomento, 4.375%, 06/15/22	3,158,189	0.1
2,000,000	L	European Investment Bank, 4.000%, 02/16/21	2,223,536	0.0
3,775,000		Export-Import Bank of Korea, 3.750%, 10/20/16	4,006,098	0.1
1,000,000		Export-Import Bank of Korea, 4.000%, 01/14/24	1,066,502	0.0
10,010,000		Brazil Government International Bond, 6.000%, 01/17/17	11,156,145	0.3
1,000,000		Inter-American Development Bank, 3.200%, 08/07/42	893,553	0.0

See Accompanying Notes to Financial Statements

120

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

3,695,000		International Finance Corp., 2.250%, 04/11/16	3,810,805	0.1
8,295,000		International Bank for Reconstruction & Development, 1.125%, 08/25/14	8,304,694	0.2
3,700,000		Japan Finance Corp., 2.500%, 05/18/16	3,835,242	0.1
3,810,000		Korea Development Bank, 3.250%, 03/09/16	3,957,424	0.1
10,000,000		KFW, 2.625%, 01/25/22	10,184,580	0.2
3,285,000		Landwirtschaftliche Rentenbank, 3.125%, 07/15/15	3,382,571	0.1
12,080,000		Mexico Government International Bond, 4.750%, 03/08/44	12,382,000	0.3
2,710,000		Nordic Investment Bank, 5.000%, 02/01/17	3,000,797	0.1
3,695,000		Oesterreichische Kontrollbank AG, 4.875%, 02/16/16	3,959,252	0.1
1,460,000		Panama Government International Bond, 8.875%, 09/30/27	2,098,750	0.0
2,000,000		Pemex Project Funding Master Trust, 6.625%, 06/15/38	2,350,000	0.1
4,000,000		Peru Government International Bond, 6.550%, 03/14/37	5,046,000	0.1
155,000		Peruvian Government International Bond, 7.125%, 03/30/19	189,487	0.0
500,000	#	Petroleos Mexicanos, 4.875%, 01/18/24	537,500	0.0
3,680,000		Petroleos Mexicanos, 6.000%, 03/05/20	4,228,320	0.1
4,000,000		Philippine Government International Bond, 6.375%, 01/15/32	4,955,000	0.1
3,405,000		Poland Government International Bond, 5.125%, 04/21/21	3,839,138	0.1
7,395,000		Province of British Columbia Canada, 2.100%, 05/18/16	7,617,959	0.2
13,308,000		Province of Ontario Canada, 4.400%, 04/14/20	14,933,958	0.4
7,395,000		Republic of Italy, 4.500%, 01/21/15	7,561,166	0.2
500,000	L	Republic of Korea, 4.125%, 06/10/44	531,115	0.0
3,140,000		South Africa Government Bond, 5.500%, 03/09/20	3,451,645	0.1
3,000,000	Uruguay Government International Bond, 4.500%, 08/14/24	3,190,500	0.1

	Total Foreign Government Bonds
	(Cost $143,742,455)	146,795,444	3.6

	Total Long-Term Investments
	(Cost $4,244,501,324)	4,337,729,103	107.4

SHORT-TERM INVESTMENTS: 5.1%
		Commercial Paper: 3.4%
5,000,000	Campbell Soup, 0.200%, 09/30/14	4,997,450	0.1
24,750,000	Concord MI, 0.250%, 10/01/14	24,733,913	0.6
25,750,000	Crown Pt, 0.200%, 10/02/14	25,736,353	0.7
11,426,000	Dominion Res Inc, 0.220%, 07/03/14	11,425,790	0.3
20,000,000	Kroger Co, 0.200%, 07/07/14	19,999,235	0.5
13,000,000	Mondelez Intl Inc., 0.380%, 09/02/14	12,993,630	0.3
13,500,000	# Old Line Funding LLC, 0.181%, 08/27/14	13,499,871	0.3
7,500,000	Potash Corp Disc, 0.210%, 07/31/14	7,498,644	0.2
12,000,000	Thunder Bay Funding LLC, 0.210%, 10/10/14	11,992,920	0.3
5,000,000	Time Warner, 0.260%, 07/21/14	4,999,241	0.1
		137,877,047	3.4

		Securities Lending Collateralcc(1): 0.3%
1,526,414	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $1,526,419, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,556,942, due 07/15/14-04/20/64)	1,526,414	0.0
2,913,232	Daiwa Capital Markets, Repurchase Agreement dated 06/30/14, 0.14%, due 07/01/14 (Repurchase Amount $2,913,243, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $2,971,497, due 01/01/17-03/01/48)	2,913,232	0.1

See Accompanying Notes to Financial Statements

121

Voya U.S. Bond Index Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

2,913,232		HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $2,913,238, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $2,971,505, due 07/10/14-08/15/42)	2,913,232	0.1
2,000,000		Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $2,000,008, collateralized by various U.S. Government Securities, 0.750%-6.125%, Market Value plus accrued interest $2,040,000, due 12/31/17-04/15/28)	2,000,000	0.0
2,913,232		Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $2,913,241, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $2,971,497, due 07/01/14-07/15/56)	2,913,232	0.1
			12,266,110	0.3

		Certificates of Deposit: 0.7%
25,000,000	#	Barton Capital LLC, 0.184%, 11/17/14	24,998,250	0.6
3,000,000	#	Thunder Bay Funding LLC, 0.180%, 08/27/14	2,999,915	0.1
			27,998,165	0.7

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.7%
27,182,000	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $27,182,000)	27,182,000	0.7

	Total Short-Term Investments
	(Cost $205,325,500)	205,323,322	5.1
Total Investments in Securities (Cost $4,449,826,824)	$4,543,052,425	112.5
Liabilities in Excess of Other Assets	(505,106,027)	(12.5)
Net Assets	$4,037,946,398	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
#	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
##	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
+	Step-up basis bonds. Interest rates shown reflect current and next coupon rates.
cc	Securities purchased with cash collateral for securities loaned.
W	Settlement is on a when-issued or delayed-delivery basis.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $4,452,655,533.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$105,861,493
Gross Unrealized Depreciation	(15,464,601)

Net Unrealized Appreciation	$90,396,892

See Accompanying Notes to Financial Statements

122

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.2%
		Consumer Discretionary: 13.4%
119,437		ADT Corp.	4,173,129	0.6
4,828	@	Amazon.com, Inc.	1,568,038	0.2
8,345		Chipotle Mexican Grill, Inc.	4,944,496	0.7
217,021		Comcast Corp. – Class A	11,649,687	1.6
81,502	@	Delphi Automotive PLC	5,602,447	0.8
42,733	@	DirecTV Group	3,632,732	0.5
97,026		GameStop Corp.	3,926,642	0.5
115,405		Gap, Inc.	4,797,386	0.6
65,191		Hilton Worldwide Holdings, Inc.	1,518,950	0.2
126,567		Home Depot, Inc.	10,246,864	1.4
75,094		Lowe's Cos., Inc.	3,603,761	0.5
98,790		Macy's, Inc.	5,731,796	0.8
15,813		McDonald's Corp.	1,593,002	0.2
69,637		Michael Kors Holdings Ltd.	6,173,320	0.8
100,183		Nike, Inc.	7,769,192	1.0
38,826		Petsmart, Inc.	2,321,795	0.3
44,632		Starbucks Corp.	3,453,624	0.5
36,844	@	Ulta Salon Cosmetics & Fragrance, Inc.	3,367,910	0.4
132,651		Walt Disney Co.	11,373,497	1.5
25,139		Wyndham Worldwide Corp.	1,903,525	0.3
			99,351,793	13.4

		Consumer Staples: 8.9%
218,516		Altria Group, Inc.	9,164,561	1.2
111,137		Archer-Daniels-Midland Co.	4,902,253	0.7
78,972		Coca-Cola Co.	3,345,254	0.4
123,668		Coca-Cola Enterprises, Inc.	5,908,857	0.8
26,869		Costco Wholesale Corp.	3,094,234	0.4
119,484		CVS Caremark Corp.	9,005,509	1.2
18		Estee Lauder Cos., Inc.	1,337	0.0
66,331		Kimberly-Clark Corp.	7,377,334	1.0
24,879		Kraft Foods Group, Inc.	1,491,496	0.2
44,052		Lorillard, Inc.	2,685,851	0.4
54,745		Molson Coors Brewing Co.	4,059,889	0.5
21,648	@	Monster Beverage Corp.	1,537,657	0.2
23,174		PepsiCo, Inc.	2,070,365	0.3
30,138		Philip Morris International, Inc.	2,540,935	0.3
71,571		Procter & Gamble Co.	5,624,765	0.8
33,908		Tyson Foods, Inc.	1,272,906	0.2
25,369		Wal-Mart Stores, Inc.	1,904,451	0.3
			65,987,654	8.9

		Energy: 9.7%
72,712		Anadarko Petroleum Corp.	7,959,783	1.1
52,448		Chevron Corp.	6,847,086	0.9
21,304		ConocoPhillips	1,826,392	0.2
72,266		EOG Resources, Inc.	8,445,005	1.1
151,097		ExxonMobil Corp.	15,212,446	2.1
115,200		Halliburton Co.	8,180,352	1.1
19,150		Hess Corp.	1,893,743	0.3
89,779		Occidental Petroleum Corp.	9,214,019	1.2
38,092		Royal Dutch Shell PLC - Class A ADR	3,137,638	0.4
21,409		Schlumberger Ltd.	2,525,192	0.3
62,269		Statoil ASA ADR	1,919,753	0.3
20,184		Total S.A. ADR	1,457,285	0.2
75,763		Valero Energy Corp.	3,795,726	0.5
			72,414,420	9.7

		Financials: 15.3%
54,027		Ameriprise Financial, Inc.	6,483,240	0.9
205,669		Bank of America Corp.	3,161,133	0.4
49,052	@	Berkshire Hathaway, Inc.	6,208,021	0.8
115,972		Blackstone Group LP	3,878,104	0.5
33,957		Capital One Financial Corp.	2,804,848	0.4
54,315		Charles Schwab Corp.	1,462,703	0.2
55,287		Citigroup, Inc.	2,604,018	0.3
110,094		Discover Financial Services	6,823,626	0.9
40,362		Extra Space Storage, Inc.	2,149,276	0.3
104,791		Fifth Third Bancorp.	2,237,288	0.3
39,125		HCP, Inc.	1,618,992	0.2
267,650		Host Hotels & Resorts, Inc.	5,890,976	0.8
102,218		Invesco Ltd.	3,858,729	0.5
254,504		JPMorgan Chase & Co.	14,664,520	2.0
265,495		Keycorp	3,804,543	0.5
98,415		Lincoln National Corp.	5,062,468	0.7
153,539		ProLogis, Inc.	6,308,918	0.8
79,731		Prudential Financial, Inc.	7,077,721	1.0
195,448		Regions Financial Corp.	2,075,658	0.3
59,765		UnumProvident Corp.	2,077,431	0.3
55,184		Weingarten Realty Investors	1,812,243	0.2
313,144		Wells Fargo & Co.	16,458,849	2.2
170,611	@	XL Group PLC	5,584,098	0.8
			114,107,403	15.3

		Health Care: 11.9%
27,795		AbbVie, Inc.	1,568,750	0.2
12,331	@	Actavis PLC	2,750,430	0.4
21,216		Aetna, Inc.	1,720,193	0.2
37,626	@	Alexion Pharmaceuticals, Inc.	5,879,062	0.8
12,539		Amgen, Inc.	1,484,241	0.2
35,095		Bristol-Myers Squibb Co.	1,702,458	0.2
63,489		Cardinal Health, Inc.	4,352,806	0.6
44,714		Cigna Corp.	4,112,347	0.6
108,600	@	Gilead Sciences, Inc.	9,004,026	1.2
20,661		Humana, Inc.	2,638,823	0.4
88,267		Johnson & Johnson	9,234,494	1.2
8,662		McKesson Corp.	1,612,951	0.2
88,536		Medtronic, Inc.	5,645,055	0.8
219,295		Merck & Co., Inc.	12,686,216	1.7
29,331	@	Mylan Laboratories	1,512,306	0.2
458,877		Pfizer, Inc.	13,619,469	1.8

See Accompanying Notes to Financial Statements

123

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

66,220		UnitedHealth Group, Inc.	5,413,485	0.7
35,078		WellPoint, Inc.	3,774,744	0.5
			88,711,856	11.9

		Industrials: 10.4%
11,597		3M Co.	1,661,154	0.2
109,540		Ametek, Inc.	5,726,751	0.8
72,036		Boeing Co.	9,165,140	1.2
77,253		Caterpillar, Inc.	8,395,084	1.1
93,430		Danaher Corp.	7,355,744	1.0
52,526		Delta Airlines, Inc.	2,033,807	0.3
53,871		General Dynamics Corp.	6,278,665	0.9
297,945		General Electric Co.	7,829,995	1.1
43,667	@	Ingersoll-Rand PLC - Class A	2,729,624	0.4
33,417		Northrop Grumman Corp.	3,997,676	0.5
14,435		Parker Hannifin Corp.	1,814,913	0.2
110,240	@	Quanta Services, Inc.	3,812,099	0.5
25,023		Roper Industries, Inc.	3,653,608	0.5
62,941		Southwest Airlines Co.	1,690,595	0.2
94,120		Union Pacific Corp.	9,388,470	1.3
14,376		United Technologies Corp.	1,659,709	0.2
			77,193,034	10.4

		Information Technology: 18.7%
314,422		Apple, Inc.	29,219,236	3.9
438,061		Cisco Systems, Inc.	10,885,816	1.5
139,096		Cognizant Technology Solutions Corp.	6,803,185	0.9
154,370		EMC Corp.	4,066,106	0.6
53,421	@	F5 Networks, Inc.	5,953,236	0.8
87,963		Facebook, Inc.	5,919,030	0.8
5,659		Google, Inc.	3,255,510	0.4
12,186		Google, Inc. – Class A	7,124,789	1.0
115,112		Hewlett-Packard Co.	3,876,972	0.5
25,633		International Business Machines Corp.	4,646,494	0.6
176,383		Intel Corp.	5,450,235	0.7
22,757		KLA-Tencor Corp.	1,653,068	0.2
52,536		Microchip Technology, Inc.	2,564,282	0.4
46,789	@	Micron Technology, Inc.	1,541,698	0.2
453,039		Microsoft Corp.	18,891,726	2.5
118,926		NetApp, Inc.	4,343,178	0.6
220,434		Oracle Corp.	8,934,190	1.2
26,837		Qualcomm, Inc.	2,125,490	0.3
50,283	@	TE Connectivity Ltd.	3,109,501	0.4
7,105		Visa, Inc.	1,497,095	0.2
39,511		Western Digital Corp.	3,646,865	0.5
270,955		Xerox Corp.	3,370,680	0.5
			138,878,382	18.7

		Materials: 3.9%
9,869		CF Industries Holdings, Inc.	2,373,791	0.3
79,961		Dow Chemical Co.	4,114,793	0.6
198,959		Freeport-McMoRan Copper & Gold, Inc.	7,262,004	1.0
131,408		International Paper Co.	6,632,162	0.9
57,322	@	LyondellBasell Industries NV - Class A	5,597,493	0.7
22,876	Monsanto Co.	2,853,552	0.4
		28,833,795	3.9

		Telecommunication Services: 2.5%
130,327	AT&T, Inc.	4,608,363	0.6
94,113	CenturyTel, Inc.	3,406,890	0.5
216,113	Verizon Communications, Inc.	10,574,409	1.4
		18,589,662	2.5

	Utilities: 3.5%
164,307	CenterPoint Energy, Inc.	4,196,401	0.6
78,563	DTE Energy Co.	6,117,701	0.8
74,956	Entergy Corp.	6,153,138	0.8
96,174	Pinnacle West Capital Corp.	5,562,704	0.8
93,224	Public Service Enterprise Group, Inc.	3,802,607	0.5
		25,832,551	3.5

	Total Common Stock
	(Cost $602,596,546)	729,900,550	98.2

SHORT-TERM INVESTMENTS: 1.5%
	Mutual Funds: 1.5%
11,355,715	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $11,355,715)	11,355,715	1.5

	Total Short-Term Investments
	(Cost $11,355,715)	11,355,715	1.5

	Total Investments in Securities (Cost $613,952,261)	$741,256,265	99.7
	Assets in Excess of Other Liabilities	2,122,537	0.3
	Net Assets	$743,378,802	100.0

††	Rate shown is the 7-day yield as of June 30, 2014.
@	Non-income producing security

ADR	American Depositary Receipt

Cost for federal income tax purposes is $615,287,847.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$129,187,352
Gross Unrealized Depreciation	(3,218,934)

Net Unrealized Appreciation	$125,968,418

See Accompanying Notes to Financial Statements

124

Voya Index Plus LargeCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30. 2014 was as follows:

Derivatives not accounted for as hedging instruments

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives

Equity contracts	Net Assets- Unrealized appreciation*	$105.873
Total Liability Derivatives		$105.873

* Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures

Equity contracts	$792.557
Total	$792,557

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures

Equity contracts	$(155.973)
Total	$(155.973)

See Accompanying Notes to Financial Statements

125

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Consumer Discretionary: 13.1%
10,071		Advance Auto Parts, Inc.	1,358,779	0.2
85,548	@	ANN, Inc.	3,519,445	0.5
83,795	@	Bally Technologies, Inc.	5,507,007	0.8
125,672		Brinker International, Inc.	6,113,943	0.8
124,702		Cheesecake Factory	5,788,667	0.8
8,272		Chipotle Mexican Grill, Inc.	4,901,243	0.7
69,894		Cinemark Holdings, Inc.	2,471,452	0.3
36,742	@	Deckers Outdoor Corp.	3,171,937	0.4
57,062		DineEquity, Inc.	4,535,858	0.6
121,800		Foot Locker, Inc.	6,177,696	0.8
152,680		Gentex Corp.	4,441,461	0.6
112,513		Guess?, Inc.	3,037,851	0.4
18,657		Hanesbrands, Inc.	1,836,595	0.2
134,705	@	Jarden Corp.	7,994,742	1.1
56,974		Lamar Advertising Co.	3,019,622	0.4
99,617		Life Time Fitness, Inc.	4,855,332	0.7
291,777	@	LKQ Corp.	7,787,528	1.1
47,800		MDC Holdings, Inc.	1,447,862	0.2
60,579		Polaris Industries, Inc.	7,889,809	1.1
10,321	@	Signet Jewelers Ltd.	1,141,399	0.2
10,149		Thor Industries, Inc.	577,174	0.1
66,572	@	Toll Brothers, Inc.	2,456,507	0.3
14,407		Tupperware Corp.	1,205,866	0.2
47,904	@	Ulta Salon Cosmetics & Fragrance, Inc.	4,378,905	0.6
			95,616,680	13.1

		Consumer Staples: 3.1%
18,975		Church & Dwight Co., Inc.	1,327,301	0.2
67,717		Energizer Holdings, Inc.	8,263,505	1.1
277,946		Flowers Foods, Inc.	5,859,102	0.8
54,573		Hillshire Brands Co.	3,399,898	0.5
50,215		Ingredion, Inc.	3,768,134	0.5
			22,617,940	3.1

		Energy: 4.8%
138,548		Bill Barrett Corp.	3,710,315	0.5
89,909		Consol Energy, Inc.	4,142,108	0.6
35,364		HollyFrontier Corp.	1,545,053	0.2
12,312		Oceaneering International, Inc.	961,937	0.1
178,827		Patterson-UTI Energy, Inc.	6,248,215	0.9
30,124		Rosetta Resources, Inc.	1,652,301	0.2
64,398		SM Energy Co.	5,415,872	0.7
141,179		Superior Energy Services	5,102,209	0.7
90,103	@	Unit Corp.	6,201,790	0.9
			34,979,800	4.8

		Financials: 22.8%
15,405	@	Affiliated Managers Group, Inc.	3,164,187	0.4
29,509		Alexander & Baldwin, Inc.	1,223,148	0.2
14,221		American Financial Group, Inc.	847,003	0.1
167,743		Arthur J. Gallagher & Co.	7,816,824	1.1
91,344		BankUnited, Inc.	3,058,197	0.4
114,335		Carlyle Group L.P.	3,882,817	0.5
56,258		Comerica, Inc.	2,821,901	0.4
159,623		Corrections Corp. of America	5,243,615	0.7
488,721		DCT Industrial Trust, Inc.	4,012,399	0.5
245,621		DDR Corp.	4,330,298	0.6
47,695		East-West Bancorp., Inc.	1,668,848	0.2
43,150	@	Everest Re Group Ltd.	6,925,143	0.9
137,533		Extra Space Storage, Inc.	7,323,632	1.0
7,641		Federal Realty Investment Trust	923,950	0.1
225,629		First American Financial Corp.	6,270,230	0.9
83,798		First Republic Bank	4,608,052	0.6
231,344		FirstMerit Corp.	4,569,044	0.6
100,167		Gaming and Leisure Properties, Inc.	3,402,673	0.5
118,924		HCC Insurance Holdings, Inc.	5,820,141	0.8
85,468		Highwoods Properties, Inc.	3,585,383	0.5
29,955		Home Properties, Inc.	1,915,922	0.3
211,795		Host Hotels & Resorts, Inc.	4,661,608	0.6
103,514		Invesco Ltd.	3,907,653	0.5
58,657		Jones Lang LaSalle, Inc.	7,413,658	1.0
306,254		Keycorp	4,388,620	0.6
60,338		LaSalle Hotel Properties	2,129,328	0.3
33,669		Mid-America Apartment Communities, Inc.	2,459,520	0.3
47,875	L	New York Community Bancorp., Inc.	765,042	0.1
132,798		PacWest Bancorp	5,732,890	0.8
70,750		Primerica, Inc.	3,385,387	0.5
57,579		ProAssurance Corp.	2,556,508	0.4
40,971		Prosperity Bancshares, Inc.	2,564,785	0.4
37,499		Protective Life Corp.	2,599,806	0.4
25,783		Raymond James Financial, Inc.	1,307,972	0.2
24,368		Realty Income Corp.	1,082,427	0.1
26,730		Reinsurance Group of America, Inc.	2,108,997	0.3
20,399	@	RenaissanceRe Holdings Ltd.	2,182,693	0.3
60,192		Signature Bank	7,595,027	1.0
84,961		SL Green Realty Corp.	9,295,583	1.3
181,271		Starwood Property Trust, Inc.	4,308,812	0.6
58,947	@	SVB Financial Group	6,874,399	0.9
11,376		Waddell & Reed Financial, Inc.	712,024	0.1
181,962		Webster Financial Corp.	5,739,081	0.8
			167,185,227	22.8

		Health Care: 9.7%
64,547		Align Technology, Inc.	3,617,214	0.5
9,161	@	Bio-Rad Laboratories, Inc.	1,096,663	0.2

See Accompanying Notes to Financial Statements

126

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

88,680		Charles River Laboratories International, Inc.	4,746,154	0.7
27,012	@	Community Health Systems, Inc.	1,225,534	0.2
63,114		Covance, Inc.	5,401,296	0.7
44,061		Cubist Pharmaceuticals, Inc.	3,076,339	0.4
23,636		Endo International PLC	1,654,993	0.2
74,417	@	Henry Schein, Inc.	8,831,065	1.2
116,470		Mednax, Inc.	6,772,731	0.9
5,423		Mettler Toledo International, Inc.	1,372,995	0.2
130,173		Owens & Minor, Inc.	4,423,279	0.6
31,687	@	Salix Pharmaceuticals Ltd.	3,908,591	0.5
65,224		Steris Corp.	3,488,180	0.5
146,138	@	Thoratec Corp.	5,094,371	0.7
54,701	@	United Therapeutics Corp.	4,840,491	0.7
55,816		Universal Health Services, Inc.	5,344,940	0.7
82,287		WellCare Health Plans, Inc.	6,143,547	0.8
			71,038,383	9.7

		Industrials: 16.4%
10,414		Acuity Brands, Inc.	1,439,736	0.2
70,529		Aecom Technology Corp.	2,271,034	0.3
39,742		AGCO Corp.	2,234,295	0.3
66,346		Alaska Air Group, Inc.	6,306,187	0.9
16,793		Alliant Techsystems, Inc.	2,248,919	0.3
81,997		Ametek, Inc.	4,286,803	0.6
26,185		BE Aerospace, Inc.	2,421,851	0.3
93,313		Civeo Corp.	2,335,624	0.3
87,366		Clarcor, Inc.	5,403,587	0.7
101,525	@	Clean Harbors, Inc.	6,522,981	0.9
43,384		Corporate Executive Board Co.	2,959,657	0.4
40,321		Deluxe Corp.	2,362,004	0.3
6,795		GATX Corp.	454,857	0.1
39,283		Granite Construction, Inc.	1,413,402	0.2
45,271		Hubbell, Inc.	5,575,124	0.8
29,740		Huntington Ingalls Industries, Inc.	2,813,107	0.4
24,363		IDEX Corp.	1,967,069	0.3
465,062	@	JetBlue Airways Corp.	5,045,923	0.7
58,585		KAR Auction Services, Inc.	1,867,104	0.2
79,498		Lincoln Electric Holdings, Inc.	5,555,320	0.8
449,082		Mueller Water Products, Inc.	3,880,069	0.5
63,235		NOW, Inc./DE	2,289,739	0.3
73,585		Oshkosh Truck Corp.	4,086,175	0.6
129,664	@	Quanta Services, Inc.	4,483,781	0.6
80,069		Regal-Beloit Corp.	6,290,221	0.9
20,095		Roper Industries, Inc.	2,934,071	0.4
90,073		Terex Corp.	3,702,000	0.5
27,410		Towers Watson & Co.	2,856,944	0.4
142,024		Trinity Industries, Inc.	6,209,289	0.8
12,188		United Rentals, Inc.	1,276,449	0.2
11,773		Wabtec Corp.	972,332	0.1
161,809		Waste Connections, Inc.	7,855,827	1.1
106,328		Woodward Governor Co.	5,335,539	0.7
52,406		Xylem, Inc.	2,048,026	0.3
			119,705,046	16.4

		Information Technology: 15.1%
132,658		Adtran, Inc.	2,992,764	0.4
92,948	@	Ansys, Inc.	7,047,317	1.0
40,524	@	AOL, Inc.	1,612,450	0.2
172,526		Broadridge Financial Solutions, Inc. ADR	7,183,983	1.0
80,670		Commvault Systems, Inc.	3,966,544	0.5
5,381	@	Equinix, Inc.	1,130,494	0.2
38,701	@	F5 Networks, Inc.	4,312,839	0.6
248,340		Fairchild Semiconductor International, Inc.	3,874,104	0.5
102,476	@	Gartner, Inc.	7,226,608	1.0
164,320	@	Informatica Corp.	5,858,008	0.8
205,274		Ingram Micro, Inc.	5,996,054	0.8
305,198	@	Integrated Device Technology, Inc.	4,718,361	0.7
111,209	@	International Rectifier Corp.	3,102,731	0.4
14,952		Jack Henry & Associates, Inc.	888,597	0.1
52,522		KLA-Tencor Corp.	3,815,198	0.5
21,289		Knowles Corp.	654,424	0.1
42,225		Lexmark International, Inc.	2,033,556	0.3
109,541	@	Micros Systems, Inc.	7,437,834	1.0
36,379		National Instruments Corp.	1,178,316	0.2
34,275	L	NeuStar, Inc.	891,835	0.1
63,685		Plantronics, Inc.	3,060,064	0.4
422,179	@	Polycom, Inc.	5,289,903	0.7
111,416	@	PTC, Inc.	4,322,941	0.6
58,000	@	Riverbed Technolgoy, Inc.	1,196,540	0.2
88,749	@	Semtech Corp.	2,320,786	0.3
85,008		Skyworks Solutions, Inc.	3,991,976	0.6
118,166		SolarWinds, Inc.	4,568,298	0.6
21,358	@	Synopsys, Inc.	829,118	0.1
43,496	@	Trimble Navigation Ltd.	1,607,177	0.2
30,634		WEX, Inc.	3,215,651	0.4
333,397		Xerox Corp.	4,147,459	0.6
			110,471,930	15.1

		Materials: 7.7%
91,692		Albemarle Corp.	6,555,978	0.9
26,417		Cabot Corp.	1,531,922	0.2
164,514	L	Cliffs Natural Resources, Inc.	2,475,936	0.3
305,213		Commercial Metals Co.	5,283,237	0.7
119,664		Domtar Corp.	5,127,602	0.7
37,127		Eastman Chemical Co.	3,243,044	0.4
276,398	@	Louisiana-Pacific Corp.	4,151,498	0.6
89,314		Minerals Technologies, Inc.	5,857,212	0.8
113,372		Packaging Corp. of America	8,104,964	1.1
40,121		Rock-Tenn Co.	4,236,376	0.6
7,426		Royal Gold, Inc.	565,267	0.1
185,119		Steel Dynamics, Inc.	3,322,886	0.5

See Accompanying Notes to Financial Statements

127

Voya Index Plus MidCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

136,823	Worthington Industries	5,888,862	0.8
		56,344,784	7.7

		Telecommunication Services: 0.5%
34,523	SBA Communications Corp.	3,531,703	0.5

	Utilities: 5.3%
175,614	CenterPoint Energy, Inc.	4,485,182	0.6
43,308	Cleco Corp.	2,553,007	0.4
59,368	DTE Energy Co.	4,622,986	0.6
72,889	El Paso Electric Co.	2,930,867	0.4
65,059	Energen Corp.	5,782,444	0.8
232,842	Great Plains Energy, Inc.	6,256,464	0.9
53,309	Idacorp, Inc.	3,082,859	0.4
102,517	ONE Gas, Inc.	3,870,017	0.5
75,612	Pinnacle West Capital Corp.	4,373,398	0.6
35,916	PNM Resources, Inc.	1,053,416	0.1
		39,010,640	5.3

	Total Common Stock
	(Cost $590,943,097)	720,502,133	98.5

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 1.7%
	Securities Lending Collateralcc(1): 0.5%
757,236	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $757,239, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $772,381, due 07/15/14-04/20/64)	757,236	0.1
1,000,000	Daiwa Capital Markets, Repurchase Agreement dated 06/30/14, 0.14%, due 07/01/14 (Repurchase Amount $1,000,004, collateralized by various U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 01/01/17-03/01/48)	1,000,000	0.1
1,000,000	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $1,000,002, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $1,020,003, due 07/10/14-08/15/42)	1,000,000	0.2
1,000,000	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,000,003, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,020,000, due 07/01/14-07/15/56)	1,000,000	0.1
		3,757,236	0.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.2%
8,767,608	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $8,767,608)	8,767,608	1.2

	Total Short-Term Investments
	(Cost $12,524,844)	12,524,844	1.7

	Total Investments in Securities (Cost $603,467,941)	$733,026,977	100.2
	Liabilities in Excess of Other Assets	(1,513,430)	(0.2)
	Net Assets	$731,513,547	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
@	Non-income producing security

ADR	American Depositary Receipt
cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

See Accompanying Notes to Financial Statements

128

PORTFOLIO OF INVESTMENTS
Voya Index Plus MidCap Portfolio	as of June 30, 2014 (Unaudited) (continued)

Cost for federal income tax purposes is $604,406,779.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$137,193,291
Gross Unrealized Depreciation	(8,573,093)

Net Unrealized Appreciation	$128,620,198

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30, 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives

Equity contracts	Net Assets- Unrealized appreciation*	$138.290
Total Liability Derivatives		$138.290

* Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30. 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures

Equity contracts	$542,398
Total	$542,398

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures

Equity contracts	$(58,050)
Total	$(58,050)

See Accompanying Notes to Financial Statements

129

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.7%
		Consumer Discretionary: 15.2%
45,594		Arctic Cat, Inc.	1,797,316	0.5
15,295	@	Bally Technologies, Inc.	1,005,187	0.3
11,308		Big 5 Sporting Goods Corp.	138,749	0.0
582	@	Biglari Holdings, Inc.	246,169	0.1
19,555		Brown Shoe Co., Inc.	559,469	0.2
1,952	@	Buffalo Wild Wings, Inc.	323,466	0.1
189,526		Callaway Golf Co.	1,576,856	0.5
5,053		Capella Education Co.	274,833	0.1
9,831		Cato Corp.	303,778	0.1
25,750		Cheesecake Factory	1,195,315	0.4
43,732		Childrens Place Retail Stores, Inc.	2,170,419	0.6
48,280		Cinemark Holdings, Inc.	1,707,181	0.5
66,884		Dana Holding Corp.	1,633,307	0.5
28,372		DineEquity, Inc.	2,255,290	0.7
90,281		Finish Line	2,684,957	0.8
16,217		Fred's, Inc.	247,958	0.1
20,999		Harte-Hanks, Inc.	150,983	0.0
22,157		Haverty Furniture Cos., Inc.	556,805	0.2
4,644	@	Helen of Troy Ltd.	281,566	0.1
35,649	@	Hibbett Sporting Goods, Inc.	1,931,106	0.6
53,271		Jack in the Box, Inc.	3,187,737	0.9
18,966		Kirkland's, Inc.	351,819	0.1
96,111		La-Z-Boy, Inc.	2,226,892	0.7
10,427		Life Time Fitness, Inc.	508,212	0.2
13,330		Lumber Liquidators	1,012,414	0.3
7,202		Marriott Vacations Worldwide Corp.	422,253	0.1
46,225		Monro Muffler, Inc.	2,458,708	0.7
33,239		Movado Group, Inc.	1,385,069	0.4
13,262	L	Outerwall, Inc.	787,100	0.2
56,277		Papa John's International, Inc.	2,385,582	0.7
8,360	@	Perry Ellis International, Inc.	145,798	0.0
52,046	L	PetMed Express, Inc.	701,580	0.2
50,924		Pool Corp.	2,880,261	0.9
15,115		Red Robin Gourmet Burgers, Inc.	1,076,188	0.3
58,389		Ruth's Hospitality Group, Inc.	721,104	0.2
10,250		Sizmek, Inc.	97,683	0.0
110,255	L	Smith & Wesson Holding Corp.	1,603,108	0.5
32,551		Standard Motor Products, Inc.	1,454,053	0.4
34,510	L	Sturm Ruger & Co., Inc.	2,036,435	0.6
14,420	@	Universal Electronics, Inc.	704,850	0.2
14,057		Vail Resorts, Inc.	1,084,919	0.3
21,517		VOXX International Corp.	202,475	0.1
76,273		Wolverine World Wide, Inc.	1,987,674	0.6
20,255	@	Zumiez, Inc.	558,835	0.2
			51,021,459	15.2
		Consumer Staples: 3.4%
25,144		Andersons, Inc.	1,296,928	0.4
5,923		Calavo Growers, Inc.	200,375	0.1
43,430		Casey's General Stores, Inc.	3,052,695	0.9
13,429	@	Darling International, Inc.	280,666	0.1
17,057		Inter Parfums, Inc.	504,034	0.1
2,770		J&J Snack Foods Corp.	260,712	0.1
22,541		Medifast, Inc.	685,472	0.2
53,680		Pinnacle Foods, Inc.	1,766,072	0.5
23,508		Sanderson Farms, Inc.	2,284,978	0.7
18,715		SpartanNash Co.	393,202	0.1
4,234		TreeHouse Foods, Inc.	339,016	0.1
5,805		WD-40 Co.	436,652	0.1
			11,500,802	3.4

		Energy: 5.2%
4,402		Bristow Group, Inc.	354,889	0.1
82,271		C&J Energy Services, Inc.	2,779,114	0.8
48,197		Carrizo Oil & Gas, Inc.	3,338,124	1.0
110,318		Cloud Peak Energy, Inc.	2,032,058	0.6
58,053	@,L	Energy XXI Bermuda Ltd.	1,371,792	0.4
1,732	@	Geospace Technologies Corp.	95,399	0.0
56,857		Green Plains Renewable Energy, Inc.	1,868,890	0.6
192,915	@	Key Energy Services, Inc.	1,763,243	0.5
19,734	@	Matrix Service Co.	647,078	0.2
71,980		Pioneer Energy Services Corp.	1,262,529	0.4
22,132	@,L	Swift Energy Co.	287,273	0.1
7,975		Tesco Corp.	170,187	0.1
40,769	@	Tetra Technologies, Inc.	480,259	0.1
15,510	@	Unit Corp.	1,067,553	0.3
			17,518,388	5.2

		Financials: 19.5%
19,514		American Assets Trust, Inc.	674,209	0.2
28,465		Associated Estates Realty Corp.	512,939	0.2
58,752		Boston Private Financial Holdings, Inc.	789,627	0.2
46,939		Cash America International, Inc.	2,085,500	0.6
31,075		Cedar Shopping Centers, Inc.	194,219	0.1
52,933		Coresite Realty Corp.	1,750,494	0.5
42,163		CubeSmart	772,426	0.2
154,931		DCT Industrial Trust, Inc.	1,271,983	0.4
9,059		eHealth, Inc.	343,970	0.1
42,543		Encore Capital Group, Inc.	1,932,303	0.6
58,086		EPR Properties	3,245,265	1.0
14,535		Evercore Partners, Inc.	837,797	0.2
55,859		Financial Engines, Inc.	2,529,295	0.7
64,868		First American Financial Corp.	1,802,682	0.5
75,968		First Commonwealth Financial Corp.	700,425	0.2
16,081		FXCM, Inc.	240,572	0.1
21,981		HCI Group, Inc.	892,429	0.3

See Accompanying Notes to Financial Statements

130

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

31,499		HFF, Inc.	1,171,448	0.3
4,941		Horace Mann Educators Corp.	154,505	0.0
37,520		Inland Real Estate Corp.	398,838	0.1
14,338		Jones Lang LaSalle, Inc.	1,812,180	0.5
46,682		MarketAxess Holdings, Inc.	2,523,629	0.7
83,014		MB Financial, Inc.	2,245,529	0.7
44,986		Oritani Financial Corp.	692,334	0.2
19,343		Pinnacle Financial Partners, Inc.	763,662	0.2
56,139	@	Portfolio Recovery Associates, Inc.	3,341,955	1.0
6,275		Post Properties, Inc.	335,461	0.1
28,636		PrivateBancorp, Inc.	832,162	0.2
65,797		ProAssurance Corp.	2,921,387	0.9
55,830		Provident Financial Services, Inc.	966,976	0.3
55,890		Selective Insurance Group	1,381,601	0.4
15,103		Signature Bank	1,905,696	0.6
37,729		Sovran Self Storage, Inc.	2,914,565	0.9
62,411		Starwood Property Trust, Inc.	1,483,509	0.4
13,222		Sterling Bancorp/DE	158,664	0.0
57,015	@	Stifel Financial Corp.	2,699,660	0.8
241,898		Susquehanna Bancshares, Inc.	2,554,443	0.8
16,347	@	SVB Financial Group	1,906,387	0.6
27,746		Tanger Factory Outlet Centers, Inc.	970,278	0.3
82,876		The Geo Group, Inc.	2,961,159	0.9
44,964		Universal Insurance Holdings, Inc.	583,183	0.2
12,776		Virtus Investment Partners	2,705,318	0.8
59,179		Webster Financial Corp.	1,866,506	0.6
57,995		Wintrust Financial Corp.	2,667,770	0.8
4,103	@,L	World Acceptance, Corp.	311,664	0.1
			65,806,604	19.5

		Health Care: 11.3%
46,142		Acorda Therapeutics, Inc.	1,555,447	0.5
27,392	@	Air Methods Corp.	1,414,797	0.4
3,900	@	Almost Family, Inc.	86,112	0.0
90,399		AMN Healthcare Services, Inc.	1,111,908	0.3
44,795	@	Amsurg Corp.	2,041,308	0.6
11,969		Analogic Corp.	936,454	0.3
42,056		Arqule, Inc.	65,187	0.0
4,081	@	Bio-Rad Laboratories, Inc.	488,536	0.1
51,168	@	Centene Corp.	3,868,812	1.2
7,601		Computer Programs & Systems, Inc.	483,424	0.1
14,227		Conmed Corp.	628,122	0.2
50,915		Cynosure, Inc.	1,081,944	0.3
82,986		Emergent Biosolutions, Inc.	1,863,866	0.6
23,519	@	Haemonetics Corp.	829,750	0.3
49,349		Healthsouth Corp.	1,770,149	0.5
91,335		Impax Laboratories, Inc.	2,739,137	0.8
35,434		IPC The Hospitalist Co., Inc.	1,566,891	0.5
59,813		Luminex Corp.	1,025,793	0.3
71,075	@	Masimo Corp.	1,677,370	0.5
16,848		Medicines Co.	489,603	0.1
19,390		Mednax, Inc.	1,127,528	0.3
6,806		Meridian Bioscience, Inc.	140,476	0.0
57,808	@	Merit Medical Systems, Inc.	872,901	0.3
10,130		MWI Veterinary Supply, Inc.	1,438,359	0.4
68,211		Omnicell, Inc.	1,958,338	0.6
46,403		Owens & Minor, Inc.	1,576,774	0.5
6,854	@	Parexel International Corp.	362,165	0.1
13,263	L	Questcor Pharmaceuticals, Inc.	1,226,695	0.4
25,300	@,L	Spectrum Pharmaceuticals, Inc.	205,689	0.1
12,748	@	SurModics, Inc.	273,062	0.1
34,956		Team Health Holdings, Inc.	1,745,703	0.5
24,289	@	Thoratec Corp.	846,714	0.3
9,338		West Pharmaceutical Services, Inc.	393,877	0.1
			37,892,891	11.3

		Industrials: 16.5%
19,474		AAR Corp.	536,704	0.2
77,148		Actuant Corp.	2,667,006	0.8
9,010		Allegiant Travel Co.	1,061,108	0.3
26,222		Atlas Air Worldwide Holdings, Inc.	966,281	0.3
42,422		Barnes Group, Inc.	1,634,944	0.5
68,262		Brady Corp.	2,038,986	0.6
32,084		Curtiss-Wright Corp.	2,103,427	0.6
3,578		EMCOR Group, Inc.	159,328	0.0
8,475		EnerSys	582,995	0.2
37,531		EnPro Industries, Inc.	2,745,768	0.8
45,879		Forward Air Corp.	2,195,310	0.7
69,436		Healthcare Services Group	2,044,196	0.6
77,963		Heartland Express, Inc.	1,663,731	0.5
56,488	@	HUB Group, Inc.	2,846,995	0.8
17,593		Insperity, Inc.	580,569	0.2
49,882		KAR Auction Services, Inc.	1,589,739	0.5
50,237		Kelly Services, Inc.	862,569	0.3
91,305		Knight Transportation, Inc.	2,170,320	0.6
13,416	@	Moog, Inc.	977,892	0.3
55,573	@	Navigant Consulting, Inc.	969,749	0.3
9,336	@	On Assignment, Inc.	332,082	0.1
74,198		Orbital Sciences Corp.	2,192,551	0.6
5,911		Powell Industries, Inc.	386,461	0.1
12,900		Regal-Beloit Corp.	1,013,424	0.3
46,240		Resources Connection, Inc.	606,206	0.2
59,864		Simpson Manufacturing Co., Inc.	2,176,655	0.6
13,888		Standex International Corp.	1,034,378	0.3
37,320		Teledyne Technologies, Inc.	3,626,384	1.1
4,403		Tennant Co.	336,037	0.1

See Accompanying Notes to Financial Statements

131

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

63,666		Tetra Tech, Inc.	1,750,815	0.5
56,273		Toro Co.	3,578,963	1.1
17,462		Unifirst Corp.	1,850,972	0.5
32,197		Universal Forest Products, Inc.	1,554,149	0.5
12,213		Viad Corp.	291,158	0.1
34,985		Waste Connections, Inc.	1,698,522	0.5
43,249		Watts Water Technologies, Inc.	2,669,761	0.8
			55,496,135	16.5

		Information Technology: 18.3%
54,119		Adtran, Inc.	1,220,925	0.4
98,070		Advanced Energy Industries, Inc.	1,887,847	0.6
30,000		Anixter International, Inc.	3,002,100	0.9
39,903	@	Aspen Technology, Inc.	1,851,499	0.5
71,338	@	Benchmark Electronics, Inc.	1,817,692	0.5
10,721		Black Box Corp.	251,300	0.1
64,261		Blackbaud, Inc.	2,296,688	0.7
119,048		Brooks Automation, Inc.	1,282,147	0.4
18,413	@	Cabot Microelectronics Corp.	822,140	0.2
26,122	@	CACI International, Inc.	1,834,026	0.5
68,070		Cardtronics, Inc.	2,319,826	0.7
58,685	@	Cirrus Logic, Inc.	1,334,497	0.4
5,509	@	Cognex Corp.	211,546	0.1
32,729	@	Coherent, Inc.	2,165,678	0.6
27,587		CommScope Holding Co., Inc.	638,087	0.2
6,591		Comtech Telecommunications	246,042	0.1
51,773		CSG Systems International	1,351,793	0.4
26,661		DealerTrack Holdings, Inc.	1,208,810	0.4
12,861		Digital River, Inc.	198,445	0.1
44,700		ExlService Holdings, Inc.	1,316,415	0.4
16,248		Faro Technologies, Inc.	798,102	0.2
46,258	@	Finisar Corp.	913,596	0.3
11,270		Forrester Research, Inc.	426,908	0.1
172,157	@	Harmonic, Inc.	1,284,291	0.4
7,439		Heartland Payment Systems, Inc.	306,561	0.1
30,523	@	Insight Enterprises, Inc.	938,277	0.3
56,622		j2 Global, Inc.	2,879,795	0.9
106,443		LivePerson, Inc.	1,080,396	0.3
50,461		LogMeIn, Inc.	2,352,492	0.7
7,930		MAXIMUS, Inc.	341,149	0.1
115,824	@	Microsemi Corp.	3,099,450	0.9
81,514		MKS Instruments, Inc.	2,546,497	0.8
33,208		Monolithic Power Systems, Inc.	1,406,359	0.4
67,758		Netgear, Inc.	2,355,946	0.7
9,280	@	Oplink Communications, Inc.	157,482	0.0
63,760		Perficient, Inc.	1,241,407	0.4
7,823	@	Plexus Corp.	338,658	0.1
54,174	@	Polycom, Inc.	678,800	0.2
75,694	@	Progress Software Corp.	1,819,684	0.5
35,105	@	Rofin-Sinar Technologies, Inc.	843,924	0.2
27,139	@	Sanmina Corp.	618,226	0.2
13,604	@	Scansource, Inc.	518,040	0.2
14,084	@	Stamps.com, Inc.	474,490	0.1
51,701	@	SYKES Enterprises, Inc.	1,123,463	0.3
2,248	@	Synaptics, Inc.	203,759	0.1
67,797		Synchronoss Technologies, Inc.	2,370,183	0.7
61,409	@	Take-Two Interactive Software, Inc.	1,365,736	0.4
36,985		Virtusa Corp.	1,324,063	0.4
3,563		WEX, Inc.	374,008	0.1
			61,439,245	18.3

		Materials: 6.0%
15,735		A Schulman, Inc.	608,944	0.2
20,988		American Vanguard Corp.	277,461	0.1
70,462		Boise Cascade Co.	2,018,032	0.6
97,410		Commercial Metals Co.	1,686,167	0.5
45,831		FutureFuel Corp.	760,336	0.2
4,789		Haynes International, Inc.	271,010	0.1
63,741		HB Fuller Co.	3,065,942	0.9
26,928		Kaiser Aluminum Corp.	1,962,243	0.6
16,402		Materion Corp.	606,710	0.2
28,558		Minerals Technologies, Inc.	1,872,834	0.6
26,845		Neenah Paper, Inc.	1,426,812	0.4
10,923		OM Group, Inc.	354,233	0.1
13,704		Quaker Chemical Corp.	1,052,330	0.3
50,115	@	RTI International Metals, Inc.	1,332,558	0.4
16,941		Schweitzer-Mauduit International, Inc.	739,644	0.2
2,926		Stepan Co.	154,668	0.0
3,247		US Silica Holdings, Inc.	180,014	0.1
42,139		Worthington Industries	1,813,663	0.5
			20,183,601	6.0

		Telecommunication Services: 0.4%
102,658		8x8, Inc.	829,477	0.2
24,233		Lumos Networks Corp.	350,651	0.1
20,518	L	NTELOS Holdings Corp.	255,654	0.1
4,463		USA Mobility, Inc.	68,730	0.0
			1,504,512	0.4

		Utilities: 2.9%
33,698		American States Water Co.	1,119,785	0.3
23,600		Cleco Corp.	1,391,220	0.4
58,599		El Paso Electric Co.	2,356,266	0.7
27,179		Idacorp, Inc.	1,571,762	0.5
5,243		Northwest Natural Gas Co.	247,207	0.1
18,310		ONE Gas, Inc.	691,202	0.2
4,780		Piedmont Natural Gas Co.	178,820	0.1
40,365		Southwest Gas Corp.	2,130,868	0.6
			9,687,130	2.9

	Total Common Stock
	(Cost $264,302,913)		332,050,767	98.7

See Accompanying Notes to Financial Statements

132

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

RIGHTS: –%
		Materials: –%
15,300	X	Gerber Scientific	–	–

	Total Rights
	(Cost $–)		–	–

	Total Long-Term Investments
	(Cost $264,302,913)		332,050,767	98.7

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.0%
	Securities Lending Collateralcc(1): 1.9%
1,511,561	Cantor Fitzgerald, Repurchase Agreement dated 06/30/14, 0.13%, due 07/01/14 (Repurchase Amount $1,511,566, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-10.500%, Market Value plus accrued interest $1,541,792, due 07/15/14-04/20/64)	1,511,561	0.4
529,718	Credit Suisse Securities, Repurchase Agreement dated 06/30/14, 0.06%, due 07/01/14 (Repurchase Amount $529,719, collateralized by various U.S. Government Securities, 0.000%, Market Value plus accrued interest $540,317, due 08/15/14-11/15/43)	529,718	0.2
1,511,561	HSBC Securities USA, Repurchase Agreement dated 06/30/14, 0.07%, due 07/01/14 (Repurchase Amount $1,511,564, collateralized by various U.S. Government Securities, 0.000%-6.375%, Market Value plus accrued interest $1,541,797, due 07/10/14-08/15/42)	1,511,561	0.5
1,300,000	Millenium Fixed Income Ltd., Repurchase Agreement dated 06/30/14, 0.15%, due 07/01/14 (Repurchase Amount $1,300,005, collateralized by various U.S. Government Securities, 0.750%-6.125%, Market Value plus accrued interest $1,326,000, due 12/31/17-04/15/28)	1,300,000	0.4
1,511,561	Nomura Securities, Repurchase Agreement dated 06/30/14, 0.11%, due 07/01/14 (Repurchase Amount $1,511,566, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-8.875%, Market Value plus accrued interest $1,541,792, due 07/01/14-07/15/56)	1,511,561	0.4
		6,364,401	1.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.1%
3,820,559	BlackRock Liquidity Funds, TempFund, Institutional Class, 0.030%††
	(Cost $3,820,559)	3,820,559	1.1

	Total Short-Term Investments
	(Cost $10,184,960)	10,184,960	3.0

	Total Investments in Securities (Cost $274,487,873)	$342,235,727	101.7
	Liabilities in Excess of Other Assets	(5,586,119)	(1.7)
	Net Assets	$336,649,608	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
††	Rate shown is the 7-day yield as of June 30, 2014.
@	Non-income producing security

cc	Securities purchased with cash collateral for securities loaned.
L	Loaned security, a portion or all of the security is on loan at June 30, 2014.
X	Fair value determined by Voya funds Valuation Committee appointed by the Funds' Board of Directors/Trustees.
(1)	Collateral received from brokers for securities lending was invested into these short-term investments.

Cost for federal income tax purposes is $275,468,702.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$71,624,260
Gross Unrealized Depreciation	(4,857,235)

Net Unrealized Appreciation	$66,767,025

See Accompanying Notes to Financial Statements

133

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS as of June 30, 2014 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of June 30. 2014 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value

Asset Derivatives

Equity contracts	Net Assets- Unrealized appreciation*	$73,108
Total Liability Derivatives		$73,108

* Includes cumulative appreciation/depreciation of futures contracts as reported in the table following the Summary Portfolio of Investments.

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30. 2014 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures

Equity contracts	$101,577
Total	$101,577

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Futures

Equity contracts	$(49,042)
Total	$(49.042)

See Accompanying Notes to Financial Statements

134

Investment Adviser	Transfer Agent
Voya Investments, LLC	BNY Mellon Investment Servicing (U.S.) Inc.
7337 East Doubletree Ranch Road, Suite 100	301 Bellevue Parkway
Scottsdale, Arizona 85258	Wilmington, Delaware 19809

Administrator	Custodian
Voya Funds Services, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	One Wall Street
Scottsdale, Arizona 85258	New York, New York 10286

Distributor	Legal Counsel
Voya Investments Distributor, LLC	Goodwin Procter LLP
7337 East Doubletree Ranch Road, Suite 100	Exchange Place
Scottsdale, Arizona 85258	53 State Street
Boston, Massachusetts 02109

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable universal life insurance policy or variable annuity contract and the underlying variable investment options. This and other information is contained in the prospectus for the variable universal life policy or variable annuity contract and the underlying variable investment options. Obtain these prospectuses from your agent/ registered representative and read them carefully before investing.

VPSAR-AIP (0614-081514)

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations. The Secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Variable Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: September 3, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date: September 3, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 3, 2014